                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number 811-07953

                                EQ ADVISORS TRUST
               (Exact name of registrant as specified in charter)
                           1290 Avenue of the Americas
                            New York, New York 10104
                    (Address of principal executive offices)

                              PATRICIA LOUIE, ESQ.
                  Vice President and Associate General Counsel
            The Equitable Life Assurance Society of the United States
                           1290 Avenue of the Americas
                            New York, New York 10104

                     (Name and Address of Agent for Service)

                                   Copies to:

                              ARTHUR J. BROWN, ESQ.
                           Kirkpatrick & Lockhart LLP
                   1800 Massachusetts Ave., N.W., 2/nd/ Floor
                           Washington, D.C. 20036-1800
                            Telephone: (202) 778-9000

       Registrant's telephone number, including area code: (212) 554-1234

                      Date of fiscal year end: December 31

            Date of reporting period: January 1, 2003 - June 30, 2003

Item 1.           Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

                               EQ ADVISORS TRUST
                            2003 SEMI-ANNUAL REPORT

                               PRESIDENT'S LETTER

Dear Valued Client,

We are pleased to present you with the 2003 Semi-Annual Report for EQ Advisors Trust. These portfolios represent many of the investment options available in your Equitable variable annuity or variable life policy. Please review this report carefully since it contains important information regarding your policy and fund choices. If you have selected any of the investment options offered through our AXA Premier VIP Trust, a report will be sent to you under separate cover.

Financial markets have continued their turbulent ways, although recently the news has been better for many investors. The broad stock market, as measured by the S&P 500 Index, ended the second quarter of 2003 with an impressive gain of 15.4%. It was the best quarterly performance since 1998, and the fifth best performing quarter since 1980. Mid-cap and small-cap stocks did even better than the large-cap components of the S&P 500 Index.

Whatever the future holds, it seems clear that investors who have weathered the bear market and maintained their investment disciplines are in a position to regain momentum toward their financial goals. It's also important that investors recognize one constant reality--namely, it's very difficult to time cycles accurately. That's why I encourage you to develop a long-term investment strategy and maintain it, while relying on professional guidance to monitor results and make periodic adjustments.

Your variable product offers considerable opportunity to diversify among asset classes and styles. This fall, we plan to expand our investment menu with a new series of AXA Allocation Portfolios. These new investment options can simplify the task of fund selection and asset allocation with strategies that fit your own risk profile and personal objectives. You can learn more about these new investment options in the prospectus included in this report.

While we continue to hope that the market outlook will be favorable, it's important to learn from experience and have realistic expectations. If you are taking advantage of the diverse investment choices and professional management available through your variable life or annuity policy, combined with the guidance of a professional financial advisor, you are well positioned to make the most of opportunities.

Sincerely,
Christopher M. Condron
President and CEO
AXA Financial, Inc.

EQ27079A

NOTES ON PERFORMANCE
THE BENCHMARKS
--------------
Broad-based securities indices are unmanaged and are not subject to fees and expenses typically associated with actively-managed funds. Investment cannot be made directly in a broad-based securities index. Comparisons with these benchmarks, therefore, are of limited use. They are included because they are widely known and may help you to understand the universe of securities from which each Fund is likely to select its holdings.

THE CREDIT SUISSE FIRST BOSTON GLOBAL HIGH YIELD INDEX
An unmanaged trader-priced index that mirrors the public high-yield debt market.

LEHMAN BROTHERS AGGREGATE BOND INDEX
An unmanaged index considered representative of the U.S. investment-grade fixed-rate bond market. Includes government and credit securities, agency mortgage passthrough securities, asset-backed securities, and commercial mortgage-based securities.

THE LEHMAN INTERMEDIATE GOVERNMENT BOND INDEX
An unmanaged index of securities consisting of all U.S. Treasury and agency securities with remaining maturities of from one to ten years and issue amounts of at least $100 million outstanding.

MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX
An unmanaged index considered representative of the market structure of the developed equity markets in Europe, Australasia and the Far East.

THE MORGAN STANLEY CAPITAL INTERNATIONAL EMERGING MARKETS FREE INDEX
An unmanaged index considered representative of stock markets of developing countries.

THE RUSSELL 3000(R) INDEX
An unmanaged index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

THE RUSSELL 3000(R) GROWTH INDEX
An unmanaged index that measures the performance of those companies in the Russell 3000 with higher price-to-book ratios and higher forecasted growth values.

THE RUSSELL 1000(R) INDEX
An unmanaged index of common stocks that measures the performance of the 1,000 largest companies in the Russell 3000, representing approximately 92% of the total market capitalization of the Russell 3000.

RUSSELL 1000(R) GROWTH INDEX
An unmanaged index which contains those Russell 1000 securities (1,000 largest securities in the Russell 3000 Index) with a greater-than-average growth orientation. Securities in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields and higher forecasted growth values than the Value universe.

RUSSELL 1000(R) VALUE INDEX
An unmanaged index which contains those Russell 1000 securities (1,000 largest securities in the Russell 3000 Index) with a less-than-average growth orientation. It represents the universe of stocks from which value managers typically select. Securities in this index tend to exhibit lower price-to-book and price-to-earnings ratios, higher dividend yields and lower forecasted growth values than the Growth universe.

RUSSELL 1000(R) TECHNOLOGY INDEX
An unmanaged index which contains those Russell 1000 securities (1,000 largest securities in the Russell 3000 index) that are deemed technology companies by the Russell sector classification scheme.

RUSSELL 1000(R) HEALTH CARE INDEX
An unmanaged index which contains those Russell 1000 securities (1,000 largest securities in the Russell 3000 Index) that are deemed healthcare companies by the Russell sector classification scheme.

THE RUSSELL 2500(R) INDEX
An unmanaged index that measures the performance of the 2,500 smallest companies in the Russell 3000, which represents approximately 17% of the total market capitalization of the Russell 3000.

RUSSELL 2500(R) GROWTH INDEX
An unmanaged index which contains those Russell 2500 securities (the bottom 500 securities in the Russell 1000 Index and all 2,000 securities in the Russell 2000 Index) with a greater-than-average growth orientation. Securities in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values than the Value universe.

THE RUSSELL MIDCAP(R) GROWTH INDEX
An unmanaged index of common stocks that measures the performance of those companies in the Russell MidCap Index with higher price-to-book ratios and higher forecasted growth values. (The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 representing approximately 25% of the total market capitalization of the Russell 1000).

RUSSELL 2500(R) VALUE INDEX
An unmanaged index which contains those Russell 2500 securities (the bottom 500 securities in the Russell 1000 Index and all 2,000 securities in the Russell 2000 Index) with a less-than-average growth orientation. Securities in this index tend to exhibit lower price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values than the Growth universe.

THE RUSSELL 2000(R) INDEX
An unmanaged index which tracks the performance of the 2000 smallest companies in the Russell 3000, which represents approximately 8% of the total market capitalization of the Russell 3000.

NOTES ON PERFORMANCE
THE RUSSELL 2000(R) GROWTH INDEX
An unmanaged index which measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth.

THE RUSSELL 2000(R) VALUE INDEX
An unmanaged index which measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

STANDARD & POOR'S 500 INDEX
An unmanaged index which contains 500 of the largest U.S. industrial, transportation, utility and financial companies deemed by Standard and Poor's to be representative of the larger capitalization portion of the U.S. stock market.

THE STANDARD & POOR'S MIDCAP 400 INDEX
An unmanaged weighted index of 400 domestic stocks chosen for market size (median market capitalization as of December 31, 2001 of about $1.8 billion), liquidity, and industry group representation. The S&P MidCap 400 return reflects the reinvestment of dividends.

EQ Advisors Trust Monthly Investment Performance Summary
For the period ended June 30, 2003

                                      Inception                                                                            Since
                                        Date     1 Mo.  3 Mos.    YTD    1 Yr    3 Yrs   5 Yrs   10 Yrs  15 Yrs  20 Yrs    Incep.
 Large Cap Value

 EQ/Alliance Growth and Income - A     10/01/93           1.04   17.66   13.91    2.61   (2.97)    4.25                     10.29
 EQ/Alliance Growth and Income - B     05/01/97           1.05   17.61   13.84    2.37   (3.19)    3.99                      8.71
 Lipper Large Cap Value Funds                     1.28   17.26   10.75   (2.36)  (2.10)  (0.19)                              8.79
 Russell 1000 Value                               1.25   17.27   11.57   (1.02)  (0.19)   1.05                              10.42

 EQ/Bernstein Diversified Value - A    05/18/01           0.64   15.96   10.87   (0.19)                                     (2.55)
 EQ/Bernstein Diversified Value - B    01/01/98           0.64   15.98   10.77   (0.32)   0.19     1.35                      3.41
 Lipper Large Cap Value Funds                     1.28   17.26   10.75   (2.36)  (2.10)  (0.19)                              1.79
 Russell 1000 Value                               1.25   17.27   11.57   (1.02)  (0.19)   1.05                               3.09

 EQ/Mercury Basic Value Equity - A     10/02/02           0.73   18.10   10.12                                              23.93
 EQ/Mercury Basic Value Equity - B     05/01/97           0.81   18.08   10.02   (0.50)   2.58     4.74                      8.78
 Lipper Large Cap Value Funds                     1.28   17.26   10.75   (2.36)  (2.10)  (0.19)                              4.34
 Russell 1000 Value                               1.25   17.27   11.57   (1.02)  (0.19)   1.05                               6.74

 EQ/Putnam Growth & Income Value - A   10/02/02           2.04   17.81   11.37                                              20.89
 EQ/Putnam Growth & Income Value - B   05/01/97           1.94   17.79   11.23   (0.80)  (3.01)   (1.63)                     2.42
 Lipper Large Cap Value Funds                     1.28   17.26   10.75   (2.36)  (2.10)  (0.19)                              4.34
 Russell 1000 Value                               1.25   17.27   11.57   (1.02)  (0.19)   1.05                               6.74
 Large Cap Blend

 EQ/Alliance Common Stock - A          01/13/76   1.56   22.18   22.77   11.79  (13.56)  (2.90)    9.20   10.70   11.27     12.56
 EQ/Alliance Common Stock - B          10/02/96           1.57   22.08   22.66   11.51  (13.78)   (3.15)                     5.24
 Lipper Large Cap Core Funds                      0.96   14.33   10.77   (1.36) (12.56)  (2.66)    7.73    9.63   10.26       N/A
 S&P 500                                          1.28   15.39   11.75    0.25  (11.19)  (1.61)   10.04   11.40   12.19     12.76

 EQ/Calvert Socially Responsible - A   10/02/02           0.00   12.17    9.69                                              14.36
 EQ/Calvert Socially Responsible - B   09/01/99          (0.00)  12.20    9.52   (3.59) (13.39)                             (8.24)
 Lipper Large Cap Core Funds                      0.96   14.33   10.77   (1.36) (12.56)                                     (6.76)
 Russell 3000                                     1.35   16.24   12.71    0.77  (10.47)                                     (5.03)

 EQ/Capital Guardian Research - A      03/25/02           1.57   16.14   15.29    4.55                                      (9.86)
 EQ/Capital Guardian Research - B      05/01/99           1.47   16.00   15.29    4.48   (5.19)                             (0.83)
 Lipper Large Cap Core Funds                      0.96   14.33   10.77   (1.36) (12.56)                                     (6.45)
 S&P 500                                          1.28   15.39   11.75    0.25  (11.19)                                     (5.96)

 EQ/Capital Guardian U.S. Equity - A   03/25/02           1.47   18.53   17.00    6.93                                      (7.69)
 EQ/Capital Guardian U.S. Equity - B   05/01/99           1.47   18.40   16.88    6.72   (4.06)                             (1.49)
 Lipper Large Cap Core Funds                              0.96   14.33   10.77   (1.36) (12.56)                             (6.45)
 S&P 500                                                  1.28   15.39   11.75    0.25  (11.19)                             (5.96)

 EQ/Equity 500 Index - A               03/01/94           1.23   15.19   11.52   (0.07) (11.34)   (1.93)                     9.76
 EQ/Equity 500 Index - B               05/01/97           1.23   15.16   11.39   (0.27) (11.55)   (2.17)                     4.14
 Lipper S&P 500 Index Objective Funds             1.23   15.24   11.50   (0.13) (11.50)  (1.90)                              9.80
 S&P 500                                          1.28   15.39   11.75    0.25  (11.19)  (1.61)                             10.15

 EQ/MFS Investors Trust - A            03/25/02           0.66   13.47    8.96   (1.84)                                    (10.38)
 EQ/MFS Investors Trust - B            01/01/99           0.79   13.47    8.96   (1.98) (10.70)                             (5.37)
 Lipper Large Cap Core Funds                      0.96   14.33   10.77   (1.36) (12.56)                                     (4.45)
 S&P 500                                          1.28   15.39   11.75    0.25  (11.19)                                     (3.70)

 Large Cap Growth

 EQ/Aggressive Stock - A               01/27/86           0.95   16.77   17.20   (0.57) (17.20)   (9.89)   2.30    8.25     10.14
 EQ/Aggressive Stock - B               10/02/96           0.96   16.72   17.08   (0.84) (17.41)  (10.11)                    (4.67)
 Lipper Large-Cap Growth Funds                    0.85   13.99   12.87   (0.22) (19.43)  (3.75)    7.42   10.08             10.15
 Russell 3000 Growth                              1.41   14.92   13.49    2.79  (21.19)  (5.00)    7.88   10.07             10.19

 EQ/Alliance Premier Growth - A        05/01/99           0.18   11.62    9.86   (3.80) (23.07)                            (12.89)
 EQ/Alliance Premier Growth - B        05/01/99           0.18   11.52    9.74   (4.17) (23.26)                            (13.09)
 Lipper Large-Cap Growth Funds                    0.85   13.99   12.87   (0.22) (19.43)                                     (8.72)
 Russell 1000 Growth                              1.38   14.31   13.09    2.94  (21.54)                                    (10.51)

 EQ/Evergreen Omega - A                10/02/02           2.32   16.53   16.14                                              17.89
 EQ/Evergreen Omega - B                01/01/99           2.33   16.56   15.98    3.53  (12.89)                             (7.38)
 Lipper Multi-Cap Core Funds                      1.21   16.37   12.47    0.55   (8.74)                                     (0.92)
 Russell 1000 Growth                              1.38   14.31   13.09    2.94  (21.54)                                     (8.51)

 EQ/Janus Large Cap Growth - A         03/25/02          (0.20)  13.71   11.70    1.40                                     (15.05)
 EQ/Janus Large Cap Growth - B         09/01/00          (0.20)  13.51   11.50    1.00                                     (21.48)
 Lipper Large-Cap Growth Funds                    0.85   13.99   12.87   (0.22)                                            (22.08)
 Russell 1000 Growth                              1.38   14.31   13.09    2.94                                             (23.87)

 EQ/MFS Emerging Growth Companies - A  11/28/98           1.34   16.45   15.93    0.29  (25.28)                             (4.50)
 EQ/MFS Emerging Growth Companies - B  05/01/97           1.26   16.31   15.67   (0.10) (25.49)   (4.82)           2.48
 Lipper Large-Cap Growth Funds                    0.85   13.99   12.87   (0.22) (19.43)  (3.75)                    2.88
 Russell 3000 Growth                              1.41   14.92   13.49    2.79  (21.19)  (5.00)                    1.91

EQ Advisors Trust Monthly Investment Performance Summary
For the period ended June 30, 2003

                                        Inception                                                                             Since
                                          Date     1 Mo.  3 Mos.   YTD     1 Yr    3 Yrs    5 Yrs  10 Yrs   15 Yrs   20 Yrs   Incep.
 Large Cap Growth  (continued)
 EQ/Marsico Focus Portfolio - A         10/02/02           1.13   12.17   15.29                                               11.31
 EQ/Marsico Focus Portfolio - B         08/31/01           1.13   12.09   15.09     0.09                                       8.45
 Lipper Large-Cap Growth Funds                     0.85   13.99   12.87   (0.22)                                     (9.46)
 Russell 1000 Growth                                       1.38   14.31   13.09     2.94                                      (8.78)

 EQ/Putnam Voyager - A                  10/02/02           1.45   11.88   10.36                                               14.18
 EQ/Putnam Voyager - B                  05/01/97           1.35   11.75   10.24    (2.64)  (19.78)          (6.09)             1.79
 Lipper Large-Cap Growth Funds                     0.85   13.99   12.87   (0.22)  (19.43)           (3.75)                     2.88
 Russell 1000 Growth                               1.38   14.31   13.09    2.94   (21.54)           (5.03)                     2.03

 Small/Mid Cap Value
 EQ/FI Small/Mid Cap  - A               11/24/98           1.03   16.38    9.64    (8.78)    3.42                              1.68
 EQ/FI Small/Mid Cap  - B               05/01/97           1.03   16.29    9.55    (9.08)    3.14   (2.59)                     1.78
 Lipper Small-Cap Value Funds                      2.07   21.90   14.60   (3.52)    8.76     6.74                     9.46
 Russell 2500 Value                                1.79   21.28   15.50   (0.60)    9.87     5.39                     9.79

 EQ/Lazard Small Cap Value - A          10/02/02           1.57   17.83   12.40                                               19.11
 EQ/Lazard Small Cap Value - B          01/01/98           1.57   17.70   12.28    (2.96)    8.43    4.89                      4.54
 Lipper Small-Cap Value Funds                      2.07   21.90   14.60   (3.52)    8.76     6.74                     6.07
 Russell 2000 Value                                1.69   22.72   16.49   (3.80)   10.93     4.98                     5.35

 Small/Mid Cap Blend
 EQ/FI Mid Cap - A                      03/25/02           3.18   20.77   19.07     7.53                                      (1.28)
 EQ/FI Mid Cap - B                      09/01/00           3.19   20.69   18.81     7.28                                      (5.87)
 Lipper Mid-Cap Core Funds                         1.25   17.48   13.23   (0.07)                                     (4.73)
 S&P 400                                           1.27   17.63   12.41   (0.71)                                     (3.19)

 EQ/Small Company Index - A             03/25/02           1.81   22.92   17.11    (2.54)                                     (7.12)
 EQ/Small Company Index - B             01/01/98           1.82   22.95   16.97    (2.76)   (3.79)   0.58                      1.33
 Lipper Small-Cap Core Funds                       1.97   20.85   14.34   (4.32)   (2.01)    2.92                     3.93
 Russell 2000                                      1.81   23.42   17.88   (1.64)   (3.30)    0.97                     1.76

 Small/Mid Cap Growth
 EQ/Alliance Small Cap Growth - A       05/01/97           2.36   17.14   15.19    (3.35)  (14.88)          (2.00)             3.53
 EQ/Alliance Small Cap Growth - B       05/01/97           2.40   17.16   15.06    (3.49)  (15.07)          (2.25)             3.30
 Lipper Small-Cap Growth Funds                     2.51   20.76   16.26   (2.46)  (16.43)           (1.60)                     2.65
 Russell 2500 Growth                               2.06   22.72   18.79    4.11   (16.23)           (0.91)                     3.74

 Specialty
 EQ/Alliance Technology - A             05/01/00          (0.28)  18.46   17.28    (1.67)  (27.33)                           (28.04)
 EQ/Alliance Technology - B             05/01/00          (0.28)  18.64   17.06    (1.96)  (27.54)                           (28.23)
 Lipper Specialty/Miscellaneous Funds                      1.40   19.79   18.20     5.77   (21.47)                           (18.96)
 Russell 1000 Technology Index                    (0.35)  18.45   17.39    5.96   (32.59)                           (31.10)

 International Stocks
 EQ/Alliance International - A          04/03/95           1.77   20.74   10.07    (3.53)  (14.20)          (4.42)             0.75
 EQ/Alliance International - B          05/01/97           1.76   20.86   10.18    (3.61)  (14.47)          (4.68)            (2.38)
 Lipper International Funds                        2.11   18.96    8.99   (7.66)  (14.54)           (3.33)            3.42
 MSCI EAFE Index                                   2.42   19.27    9.47   (6.46)  (13.52)           (4.00)            1.32

 EQ/Capital Guardian International - A  03/25/02           2.10   18.78    6.97    (6.32)                                     (7.18)
 EQ/Capital Guardian International - B  05/01/99           1.97   18.63    6.69    (6.65)  (16.12)                            (4.73)
 Lipper International Funds                        2.11   18.96    8.99   (7.66)  (14.54)                                     (5.07)
 MSCI EAFE Index                                   2.42   19.27    9.47   (6.46)  (13.52)                                     (6.77)

 EQ/Emerging Markets Equity - A         10/02/02           5.01   25.62   14.93                                               25.36
 EQ/Emerging Markets Equity - B         08/20/97           4.84   25.67   14.96     3.94   (13.07)           1.55             (5.89)
 Lipper Emerging Markets Funds                     4.73   22.20   14.11    3.69    (8.48)    0.93                    (5.21)
 MSCI Emerging Markets Free (Gross Div)            5.70   23.38   16.13    6.96    (7.02)    2.52                    (4.19)

 EQ/Putnam International Equity - A     03/25/02           0.68   17.76    6.61    (8.81)                                     (9.12)
 EQ/Putnam International Equity - B     05/01/97           0.57   17.63    6.49    (9.02)  (14.60)          (0.52)             4.11
 Lipper International Funds                        2.11   18.96    8.99   (7.66)  (14.54)           (3.33)                     0.31
 MSCI EAFE Index                                   2.42   19.27    9.47   (6.46)  (13.52)           (4.00)                    (0.45)

EQ Advisors Trust Monthly Investment Performance Summary
For the period ended June 30, 2003

                                           Inception                                                                          Since
                                             Date       1 Mo.   3 Mos.   YTD    1 Yr    3 Yrs   5 Yrs  10 Yrs  15 Yrs  20 Yrs Incep.
 Short/Intermediate-Term Bonds
 EQ/Alliance Interm. Gov't Securities - A   04/01/91            (0.23)   1.69    2.58    7.90    8.71   6.59    5.91           6.83
 EQ/Alliance Interm. Gov't Securities - B   05/01/97            (0.33)   1.61    2.40    7.57    8.42   6.32                   6.62
 Lipper General US Gov't Funds                         (0.54)    2.17    3.19   10.06    9.52    6.80   6.44                   7.49
 Lehman Intermediate Gov't Bond                        (0.16)    1.69    2.63    8.62    9.20    7.28   6.59                   7.37

 EQ/Alliance Quality Bond - A               10/01/93            (0.32)   2.49    3.80   10.04    9.26   6.73                   6.40
 EQ/Alliance Quality Bond - B               07/08/98            (0.42)   2.40    3.62    9.72    8.97                          6.45
 Lipper Corp Debt BBB Rated Funds                       0.06     4.05    6.44   12.92    9.55    6.61                          6.66
 Lehman Aggregate Bond                                 (0.20)    2.50    3.93   10.40   10.08    7.55                          7.12

 EQ/JP Morgan Core Bond - A                 03/25/02            (0.22)   2.51    3.79    9.99                                1 0.67
 EQ/JP Morgan Core Bond - B                 01/01/98            (0.30)   2.33    3.70    9.68    9.61   7.14                   7.22
 Lipper Intermediate Inv. Grade Debt Funds             (0.18)    2.75    4.45   10.59    9.20    6.60                          6.69
 Lehman Aggregate Bond                                 (0.20)    2.50    3.93   10.40   10.08    7.55                          7.59

 High Yield Bonds
 EQ/High Yield - A                          01/02/87             2.27    8.04   15.21   20.08    1.58  (2.04)   5.75    7.57   7.51
 EQ/High Yield - B                          10/02/96             2.10    7.69   14.89   19.74    1.27  (2.31)                  1.94
 Lipper High Current Yield Funds                        2.43     8.22   14.28   17.59    2.20    0.82   5.36    7.49           7.52
 CS First Boston Global High Yield Index                2.92     9.74   17.32   20.76    6.95    3.85   7.09    8.95           9.10

 Money Market
 EQ/Money Market - A                        07/13/81    0.00     0.20    0.39    1.16    3.00    3.91   4.43    5.11    5.84   6.38
 EQ/Money Market - B                        10/02/96             0.10    0.20    0.39    0.93    2.76   3.66                   4.05
 Lipper Money Market Funds                              0.05     0.17    0.37    0.98    2.84    3.74   4.23    4.91    5.72   6.37
 3-Months T-Bill                                        0.14     0.34    0.64    1.53    3.33    4.08   4.55    5.23    5.97   6.58

 Balanced
 EQ/Balanced - A                            01/27/86             0.26    9.35    8.65    4.74   (3.26)  2.90    6.95    9.21   9.81
 EQ/Balanced - B                            07/08/98             0.26    9.33    8.54    4.54   (3.47)                         2.41
 Lipper Flexible Portfolio Funds                        0.88    10.19    8.35    3.32   (3.02)   1.52   7.83    9.22           8.97
 60% S&P 500 / 40% Lehman Agg. Bond                     0.69    10.23    8.62    4.31   (2.68)   2.05   8.91   10.26         1 0.59

Returns of less than one-year are not annualized

EQ ADVISORS TRUST
EQ/AGGRESSIVE STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2003 (Unaudited)

                                                   NUMBER OF          VALUE
                                                    SHARES           (NOTE 1)
--------------------------------------------------------------------------------
         COMMON STOCKS:
         CONSUMER DISCRETIONARY (18.0%)
         APPAREL RETAIL (0.1%)


         TJX Cos., Inc.. . . .                       59,200       $    1,115,328
                                                                  --------------
         AUTO COMPONENTS (0.3%)

         Johnson Controls,                           53,740            4,600,144
          Inc. /\  . . . . . .                                    --------------
         AUTOMOBILES (1.5%)
         Bayerische Motoren
          Werke (BMW) AG . . .                      482,438           18,531,656
         Harley-Davidson, Inc. /\                   172,438            6,873,378

                                                                  --------------
                                                                      25,405,034
                                                                  --------------
         CASINOS & GAMING (0.4%)
         MGM Mirage, Inc.* . .                       46,900            1,603,042
         Wynn Resorts Ltd.* /\                      274,210            4,850,775

                                                                  --------------
                                                                       6,453,817
                                                                  --------------
         DEPARTMENT STORES (0.1%)
         Kohl's Corp.* . . . .                       36,080            1,853,790
                                                                  --------------
         GENERAL MERCHANDISE STORES (0.9%)
         Family Dollar Stores,
          Inc. . . . . . . . .                       24,700              942,305
         Target Corp.. . . . .                       68,720            2,600,365
         Wal-Mart Stores, Inc.                      209,662           11,252,559

                                                                  --------------
                                                                      14,795,229
                                                                  --------------
         HOME IMPROVEMENT RETAIL (1.0%)
         Home Depot, Inc.. . .                      136,981            4,536,811
         Lowe's Cos., Inc. . .                      283,746           12,186,891

                                                                  --------------
                                                                      16,723,702
                                                                  --------------
         HOTELS (0.8%)
         Four Seasons Hotels,
          Inc. /\  . . . . . .                      248,468           10,748,726
         Royal Caribbean
          Cruises Ltd. /\ . . .                      30,400              704,064
         Starwood Hotels &
          Resorts Worldwide,
          Inc. . . . . . . . .                       83,590            2,389,838

                                                                  --------------
                                                                      13,842,628
                                                                  --------------
         HOUSEHOLD DURABLES (1.3%)
         D.R. Horton, Inc. . .                      326,170            9,165,377
         Ethan Allen Interiors,
          Inc. /\  . . . . . .                       19,300              678,588
         Lennar Corp., Class A /\                   161,870           11,573,705
         Lennar Corp., Class B /\                     5,490              377,163
         Newell Rubbermaid,
          Inc. . . . . . . . .                       11,500              322,000

                                                                  --------------
                                                                      22,116,833
                                                                  --------------
         INTERNET RETAIL (0.7%)
         Amazon.com, Inc.* /\                       257,550            9,398,000
         InterActiveCorp* /\ .                       56,700            2,243,619

                                                                  --------------
                                                                      11,641,619
                                                                  --------------
         LEISURE PRODUCTS (0.1%)
         Mattel, Inc.. . . . .                       72,400            1,369,808
                                                                  --------------
         MEDIA (6.1%)
         AOL Time Warner, Inc.*                      77,230            1,242,631
         Clear Channel
          Communications, Inc.*                     273,282           11,584,424
         Comcast Corp., Class
          A* . . . . . . . . .                       27,700              835,986
         Comcast Corp., Special
                   Class A* /\                       85,380            2,461,505
         COX Communications,
          Inc., Class A* /\  .                       42,870            1,367,553
         E.W. Scripps Co.,
          Class A. . . . . . .                       18,220            1,616,478
         EchoStar
          Communications Corp.,
          Class A* /\  . . . .                      566,920           19,626,770
         Entercom
          Communications Corp.*                      38,060            1,865,321
         Fox Entertainment
          Group, Inc., Class
          A* /\  . . . . . . .                       15,132              435,499
         Hearst-Argyle
          Television, Inc.*. .                       22,970              594,923
         Hispanic Broadcasting
          Corp.* . . . . . . .                        9,330              237,448
         Lamar Advertising Co.*                      11,160              392,944
         Liberty Media Corp.,
          Class A* . . . . . .                      137,500            1,589,500
         Lin TV Corp., Class
          A* /\  . . . . . . .                        8,400              197,820
         McGraw-Hill Cos., Inc.                      11,220              695,640
         Meredith Corp.. . . .                       15,800              695,200
         New York Times Co.,
          Class A /\ . . . . .                       15,290              695,695
         Tribune Co. . . . . .                       29,140            1,407,462
         Univision
          Communications, Inc.,
          Class A* /\  . . . .                       18,100              550,240
         Viacom, Inc., Class B*                     948,239           41,400,115
         Walt Disney Co. /\  .                      519,868           10,267,393
         Westwood One, Inc.* .                       59,660            2,024,264

                                                                  --------------
                                                                     101,784,811
                                                                  --------------
         RESTAURANTS (0.8%)
         Brinker International,
          Inc.*. . . . . . . .                       65,350            2,353,907
         CEC Entertainment,
          Inc.*. . . . . . . .                       14,400              531,792
         Cheesecake Factory,
          Inc.*. . . . . . . .                       13,800              495,282
         McDonald's Corp.. . .                       21,600              476,496
         Outback Steakhouse,
          Inc. . . . . . . . .                       86,450            3,371,550
         Starbucks Corp.*. . .                      256,650            6,293,058
         Wendy's International,
          Inc. . . . . . . . .                       23,900              692,383

                                                                  --------------
                                                                      14,214,468
                                                                  --------------
         SPECIALTY STORES (3.9%)
         Bed Bath & Beyond,
          Inc.*. . . . . . . .                      618,000           23,984,580
         Office Depot, Inc.* .                       63,800              925,738
         Petsmart, Inc.* . . .                       64,900            1,081,883
         Staples, Inc.*. . . .                      127,600            2,341,460
         Talbots, Inc. . . . .                       37,200            1,095,540
         Tiffany & Co. . . . .                      861,604           28,157,219
         Williams-Sonoma,
          Inc.* /\ . . . . . .                      236,000            6,891,200

                                                                  --------------
                                                                      64,477,620
                                                                  --------------

          TOTAL CONSUMER                                             300,394,831
           DISCRETIONARY . . .                                    --------------
         CONSUMER STAPLES (1.5%)
         BEVERAGES (0.3%)
         Pepsi Bottling Group,
          Inc. . . . . . . . .                       30,100              602,602
         PepsiCo, Inc. . . . .                       87,420            3,890,190

                                                                  --------------
                                                                       4,492,792
                                                                  --------------
         DRUG RETAIL (0.1%)
         CVS Corp. . . . . . .                       52,780            1,479,423
         Walgreen Co.. . . . .                       22,750              684,775

                                                                  --------------
                                                                       2,164,198
                                                                  --------------
         FOOD DISTRIBUTORS (0.1%)
         SYSCO Corp. . . . . .                       46,000            1,381,840
                                                                  --------------
         FOOD PRODUCTS (0.1%)
         Archer-Daniels-Midland
          Co.. . . . . . . . .                       14,950              192,407
         Hershey Foods Corp. .                       12,100              842,886

                                                                  --------------
                                                                       1,035,293
                                                                  --------------
         FOOD RETAIL (0.0%)

         Whole Foods Market,                          1,300               61,789
          Inc.*. . . . . . . .                                    --------------
         HOUSEHOLD PRODUCTS (0.7%)
         Kimberly-Clark Corp..                        8,530              444,754
         Procter & Gamble Co..                      131,428           11,720,749

                                                                  --------------
                                                                      12,165,503
                                                                  --------------
         PERSONAL PRODUCTS (0.2%)
         Avon Products, Inc. /\                      54,170            3,369,374
         Gillette Co.. . . . .                       12,310              392,197

                                                                  --------------
                                                                       3,761,571
                                                                  --------------

          TOTAL CONSUMER                                              25,062,986
           STAPLES . . . . . .                                    --------------
         ENERGY (2.7%)
         INTEGRATED OIL & GAS (0.1%)
         EnCana Corp.. . . . .                       22,640              868,697
                                                                  --------------
         OIL & GAS DRILLING (1.0%)
         GlobalSantaFe Corp. .                       62,800            1,465,752
         Nabors Industries
          Ltd.* /\ . . . . . .                      392,800           15,535,240
         Noble Corp.*. . . . .                        2,200               75,460
         Rowan Cos., Inc.* . .                       19,800              443,520

                                                                  --------------
                                                                      17,519,972
                                                                  --------------

EQ ADVISORS TRUST
EQ/AGGRESSIVE STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2003 (Unaudited)

                                                        NUMBER OF            VALUE
                                                         SHARES             (NOTE 1)
---------------------------------------------------------------------------------------
         OIL & GAS EQUIPMENT & SERVICES (0.8%)

         Baker Hughes, Inc. /\.                            77,950        $   2,616,782
         BJ Services Co.* /\. .                            45,080            1,684,189
         Cooper Cameron Corp.*                             14,540              732,525
         Schlumberger Ltd. /\ .                           176,500            8,396,105
         Smith International,
          Inc.*/\ . . . . . . .                            15,300              562,122

                                                                         -------------
                                                                            13,991,723
                                                                         -------------
         OIL & GAS EXPLORATION & PRODUCTION (0.4%)
         Devon Energy Corp. /\ .                          112,590            6,012,306
                                                                         -------------
         OIL & GAS REFINING & MARKETING (0.4%)
         Valero Energy Corp. .                            195,780            7,112,687
                                                                         -------------
          TOTAL ENERGY . . . .                                              45,505,385
                                                                         -------------
         FINANCIALS (11.7%)
         BANKS (0.2%)
         Banknorth Group, Inc.                             24,500              625,240
         First Tennessee
          National Corp. . . .                             14,500              636,695
         Investors Financial
          Services Corp. /\. .                             40,400            1,172,004
         Mellon Financial Corp.                            31,270              867,743
         Northern Trust Corp..                              5,400              225,666

                                                                         -------------
                                                                             3,527,348
                                                                         -------------
         DIVERSIFIED FINANCIALS (10.0%)
         Affiliated Managers
          Group, Inc.* /\  . .                              6,800              414,460
         American Express Co..                             10,170              425,208
         Ameritrade Holding
          Corp.* /\ . . . .  .                             52,400              388,284
         Citigroup, Inc. . . .                            587,912           25,162,634
         Countrywide Financial
          Corp.. . . . . . . .                            257,000           17,879,490
         E*TRADE Group, Inc.* /\                           27,500              233,750
         Fannie Mae. . . . . .                            284,387           19,179,059
         Freddie Mac . . . . .                             20,000            1,015,400
         Gallagher (Arthur J.)
          & Co.. . . . . . . .                             15,000              408,000
         Goldman Sachs Group,
          Inc./\ . . . . . . .                            268,850           22,516,187
         Legg Mason, Inc.. . .                             93,900            6,098,805
         Lehman Brothers Holdings, Inc.                   168,080           11,173,958
         Merrill Lynch & Co.,
          Inc. . . . . . . . .                             57,466            2,682,513
         SLM Corp. . . . . . .                          1,491,434           58,419,470
         T. Rowe Price Group,
          Inc. . . . . . . . .                             13,400              505,850
         Waddell & Reed
          Financial, Inc.,
          Class A. . . . . . .                              8,300              213,061

                                                                         -------------
                                                                           166,716,129
                                                                         -------------
         INSURANCE (1.4%)
         ACE Ltd.. . . . . . .                             13,280              455,371
         AFLAC, Inc. . . . . .                            104,090            3,200,767
         Marsh & McLennan Cos., Inc. /\                    33,100            1,690,417
         Metlife, Inc. . . . .                             21,185              599,959
         Radian Group, Inc.. .                            215,400            7,894,410
         Travelers Property
          Casualty Corp., Class
          A /\ . . . . . . . .                            152,112            2,418,581
         Travelers Property
          Casualty Corp., Class
          B. . . . . . . . . .                                  1                   16
         Willis Group Holdings
          Ltd. . . . . . . . .                             36,300            1,116,225
         XL Capital Ltd., Class
          A. . . . . . . . . .                             73,500            6,100,500

                                                                         -------------
                                                                            23,476,246
                                                                         -------------
         INVESTMENT COMPANIES (0.1%)
         Software Holders Trust                            19,500              615,810

                                                                         -------------
          TOTAL FINANCIALS . .                                             194,335,533
                                                                         -------------
         HEALTH CARE (21.4%)
         BIOTECHNOLOGY (5.9%)
         Affymetrix, Inc.* /\.                            592,580           11,679,752
         Amgen, Inc.*. . . . .                            329,566           21,896,365
         Celgene Corp.* /\ . .                             13,100              398,240
         Genentech, Inc.* /\ .                            489,980           35,337,357
         Genzyme Corp. -
          General Division* /\                             66,860            2,794,748
         Gilead Sciences,
          Inc.* /\ . . . . . .                            337,810           18,775,480
         ICOS Corp.* /\. . . .                              8,000              294,000
         IDEC Pharmaceuticals Corp.* /\                    62,145            2,112,930
         InterMune, Inc.* /\ .                            276,770            4,458,765
         Invitrogen Corp.* /\ .                            21,100              809,607

                                                                         -------------
                                                                            98,557,244
                                                                         -------------
         HEALTH CARE EQUIPMENT & SERVICES (10.5%)
         Aetna, Inc. . . . . .                             26,500            1,595,300
         Alcon, Inc. . . . . .                             11,000              502,700
         AmerisourceBergen
          Corp.. . . . . . . .                             31,200            2,163,720
         Apogent Technologies,
          Inc.*. . . . . . . .                             50,100            1,002,000
         Applera Corp. -
          Applied Biosystems
          Group. . . . . . . .                            856,200           16,293,486
         Baxter International,
          Inc. . . . . . . . .                             10,700              278,200
         Boston Scientific
          Corp.* . . . . . . .                            407,600           24,904,360
         Caremark Rx, Inc.*. .                            141,200            3,626,016
         Cerus Corp.* /\ . . .                            843,330            6,350,275
         Cytyc Corp.* /\ . . .                            115,970            1,220,004
         DENTSPLY
          International, Inc..                             35,700            1,460,130
         Express Scripts,
          Inc.* /\ . . . . . .                             45,520            3,109,926
         Guidant Corp. . . . .                            323,600           14,364,604
         Health Management
          Associates, Inc.,
          Class A. . . . . . .                            100,250            1,849,613
         Laboratory Corp of
          America Holdings* /\                             20,040              604,206
         Lincare Holdings,
          Inc.*. . . . . . . .                             13,730              432,632
         Medtronic, Inc. . . .                             49,450            2,372,117
         Millipore Corp.*. . .                             38,700            1,717,119
         Quest Diagnostics,
          Inc.* /\ . . . . . .                            260,336           16,609,437
         St. Jude Medical,
          Inc.*. . . . . . . .                            327,100           18,808,250
         Tenet Healthcare
          Corp.* /\  . . . . .                             98,300            1,145,195
         UnitedHealth Group,
          Inc. . . . . . . . .                            861,218           43,276,205
         Varian Medical
          Systems, Inc.* . . .                              8,890              511,797
         WebMD Corp.* /\ . . .                             30,900              334,647
         WellPoint Health
          Networks, Inc.*. . .                             21,840            1,841,112
         Zimmer Holdings,
          Inc.* /\ . . . . . .                            175,608            7,911,140

                                                                         -------------
                                                                           174,284,191
                                                                         -------------
         PHARMACEUTICALS (5.0%)
         Abbott Laboratories .                             66,830            2,924,481
         AstraZeneca plc . . .                             18,500              741,820
         Biogen, Inc.* /\  . .                             24,600              934,800
         Eli Lilly & Co. . . .                            148,137           10,217,009
         Forest Laboratories,
          Inc.*. . . . . . . .                            220,380           12,065,805
         ICN Pharmaceuticals,
          Inc. . . . . . . . .                             16,500              276,540
         Johnson & Johnson . .                             12,710              657,107
         Medicis Pharmaceutical
          Corp., Class A . . .                             23,300            1,321,110
         MedImmune, Inc.*. . .                            194,710            7,081,603
         Mylan Laboratories,
          Inc. . . . . . . . .                             26,920              936,008
         Novartis AG
          (Registered) . . . .                             54,000            2,136,798
         Pfizer, Inc.. . . . .                            622,880           21,271,352
         Schering-Plough Corp.                            108,300            2,014,380
         Teva Pharmaceutical
          Industries Ltd.
          (ADR) /\ . . . . . .                            341,440           19,438,179
         Watson
          Pharmaceuticals,
          Inc.*. . . . . . . .                             11,700              472,329
         Wyeth . . . . . . . .                             19,800              901,890

                                                                         -------------
                                                                            83,391,211
                                                                         -------------
          TOTAL HEALTH CARE  .                                             356,232,646
                                                                         -------------
         INDUSTRIALS (7.7%)
         AEROSPACE & DEFENSE (1.5%)
         Alliant Techsystems,
          Inc.*. . . . . . . .                            236,150           12,258,547
         Boeing Co. /\ . . . .                            332,800           11,421,696
         Northrop Grumman Corp.                            16,260            1,403,075

                                                                         -------------
                                                                            25,083,318
                                                                         -------------
         AIR FREIGHT & COURIERS (0.9%)
         FedEx Corp. . . . . .                            243,487           15,103,499
                                                                         -------------

EQ ADVISORS TRUST
EQ/AGGRESSIVE STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2003 (Unaudited)

                                                   NUMBER OF            VALUE
                                                    SHARES             (NOTE 1)
-----------------------------------------------------------------------------------
         AIRLINES (1.2%)

         JetBlue Airways Corp.*                       28,800        $    1,217,952
         Ryanair Holdings plc (ADR)* /\              246,720            11,077,728
         Southwest Airlines Co.                      461,370             7,935,564

                                                                    --------------
                                                                        20,231,244
                                                                    --------------
         COMMERCIAL SERVICES & SUPPLIES (2.1%)
         Apollo Group, Inc.,
          Class A* . . . . . .                       273,180            16,871,597
         ARAMARK Corp., Class
          B* . . . . . . . . .                        51,220             1,148,352
         Career Education
          Corp.* . . . . . . .                           900                61,578
         Cendant Corp.*. . . .                       475,430             8,709,878
         Expeditors
          International of
          Washington, Inc. . .                        23,600               817,504
         First Data Corp.. . .                        57,750             2,393,160
         Iron Mountain, Inc.* /\                      22,340               828,591
         Manpower, Inc. /\ . .                        23,190               860,117
         Monster Worldwide ,
          Inc.*. . . . . . . .                        11,100               219,003
         Paychex, Inc. . . . .                        12,700               372,237
         Robert Half International, Inc.*             20,600               390,164
         Weight Watchers
          International, Inc.* /\                     57,590             2,619,769
         Werner Enterprises,
          Inc. . . . . . . . .                         9,700               205,640

                                                                    --------------
                                                                        35,497,590
                                                                    --------------
         ELECTRICAL EQUIPMENT (0.1%)

         Rockwell Automation,                         36,700               874,928
          Inc. . . . . . . . .                                      --------------
         INDUSTRIAL CONGLOMERATES (1.5%)
         3M Co.. . . . . . . .                         6,300               812,574
         General Electric Co..                       750,127            21,513,642
         Tyco International
          Ltd. . . . . . . . .                       181,500             3,444,870

                                                                    --------------
                                                                        25,771,086
                                                                    --------------
         MACHINERY (0.4%)
         ITT Industries, Inc..                        13,600               890,256
         Navistar International
          Corp.* /\  . . . . .                       150,300             4,904,289

                                                                    --------------
                                                                         5,794,545
                                                                    --------------
         TRUCKING (0.0%)

         Swift Transportation                         14,200               264,404
          Co., Inc.* . . . . .                                      --------------
          TOTAL INDUSTRIALS  .                                         128,620,614
                                                                    --------------
         INFORMATION TECHNOLOGY (30.0%)
         APPLICATION SOFTWARE (4.0%)
         BEA Systems, Inc.* /\ .                     573,850             6,232,011
         Business Objects S.A.
          (ADR)* /\  . . . . .                        26,700               586,065
         Electronic Arts, Inc.*                      350,887            25,962,129
         Intuit, Inc.* . . . .                       253,670            11,295,925
         Mercury Interactive
          Corp.* . . . . . . .                        10,500               405,405
         PeopleSoft, Inc.* /\                      1,155,570            20,326,477
         SAP AG /\ . . . . . .                         3,900               456,816
         Symantec Corp.* /\  .                        28,700             1,258,782

                                                                    --------------
                                                                        66,523,610
                                                                    --------------
         COMPUTER HARDWARE (1.3%)
         Apple Computer, Inc.*                        23,800               455,056
         Dell Computer Corp.*.                       532,193            17,008,888
         Hewlett-Packard Co. .                        69,000             1,469,700
         International Business
          Machines Corp. . . .                        38,420             3,169,650

                                                                    --------------
                                                                        22,103,294
                                                                    --------------
         COMPUTER STORAGE & PERIPHERALS (0.9%)
         Lexmark International,
          Inc.*. . . . . . . .                         8,050               569,698
         Network Appliance,
          Inc.* /\ . . . . . .                       829,870            13,452,193
         Seagate Technology* .                        16,700               294,755

                                                                    --------------
                                                                        14,316,646
                                                                    --------------
         ELECTRONIC EQUIPMENT & INSTRUMENTS (2.0%)
         Agere Systems, Inc.,
          Class B* . . . . . .                       246,200               566,260
         Energizer Holdings,
          Inc.*. . . . . . . .                        13,700               430,180
         Lockheed Martin Corp.                       625,080            29,735,056
         Thermo Electron Corp.*                       65,000             1,366,300
         Waters Corp.* . . . .                        63,200             1,841,016

                                                                    --------------
                                                                        33,938,812
                                                                    --------------
         INTERNET SOFTWARE & SERVICES (4.0%)
         eBay, Inc.* . . . . .                       434,856            45,303,298
         Expedia, Inc., Class
          A* /\  . . . . . . .                       118,150             9,024,297
         Getty Images, Inc.* /\                       10,100               417,130
         Yahoo!, Inc.* /\  . .                       365,150            11,962,314

                                                                    --------------
                                                                        66,707,039
                                                                    --------------
         IT CONSULTING & SERVICES (0.9%)
         Affiliated Computer
          Services, Inc., Class
          A* /\ . . . . . . .                         31,920             1,459,702
         BearingPoint, Inc.* .                        48,800               470,920
         BISYS Group, Inc.*. .                       217,880             4,002,455
         ChoicePoint, Inc.* /\                        23,000               793,960
         DST Systems, Inc.*. .                        76,000             2,888,000
         Fiserv, Inc.* . . . .                        31,470             1,120,647
         Sungard Data Systems,
          Inc.*. . . . . . . .                       142,190             3,684,143

                                                                    --------------
                                                                        14,419,827
                                                                    --------------
         NETWORKING EQUIPMENT (3.4%)
         Cisco Systems, Inc.*.                     2,658,953            44,377,925
         Juniper Networks,
          Inc.* /\ . . . . . .                     1,055,210            13,052,948

                                                                    --------------
                                                                        57,430,873
                                                                    --------------
         SEMICONDUCTOR EQUIPMENT (2.2%)
         ASML Holding N.V.
          (ADR)* /\  . . . . .                        38,900               371,884
         KLA-Tencor Corp.* /\                        239,170            11,119,013
         Lam Research Corp.* /\                       20,100               366,021
         Marvell Technology
          Group Ltd.* /\ . . .                       294,710            10,129,183
         Microchip Technology,
          Inc. . . . . . . . .                        81,200             1,999,956
         Novellus Systems,
          Inc.* /\ . . . . . .                        65,076             2,383,148
         NVIDIA Corp.* /\  . .                       419,700             9,657,297

                                                                    --------------
                                                                        36,026,502
                                                                    --------------
         SEMICONDUCTORS (5.7%)
         Altera Corp.* . . . .                        89,500             1,467,800
         Analog Devices, Inc.*                       109,390             3,808,960
         Broadcom Corp., Class
          A* /\  . . . . . . .                       156,208             3,891,141
         Intel Corp. . . . . .                       623,179            12,952,153
         Linear Technology
          Corp.. . . . . . . .                        33,080             1,065,507
         Maxim Integrated Products, Inc.             882,170            30,161,392
         Micron Technology,
          Inc.* /\ . . . . . .                     1,063,340            12,366,644
         Silicon Laboratories,
          Inc.* /\ . . . . . .                       435,680            11,606,515
         STMicroelectronics N.V. (ADR) /\             53,320             1,108,523
         Texas Instruments,
          Inc. . . . . . . . .                        15,200               267,520
         Xilinx, Inc.* . . . .                       629,500            15,932,645

                                                                    --------------
                                                                        94,628,800
                                                                    --------------
         SYSTEMS SOFTWARE (3.2%)
         Microsoft Corp. . . .                     1,266,400            32,432,504
         Network Associates,
          Inc.* /\ . . . . . .                       102,960             1,305,533
         Oracle Corp.* . . . .                       235,999             2,836,708
         SAP AG (ADR) /\ . . .                        55,200             1,612,944
         VERITAS Software
          Corp.* . . . . . . .                       537,220            15,402,097

                                                                    --------------
                                                                        53,589,786
                                                                    --------------
         TELECOMMUNICATIONS EQUIPMENT (2.4%)
         Adtran, Inc.* /\. . .                        21,900             1,123,251
         Advanced Fibre
          Communications, Inc.*                       34,920               568,148
         Amdocs Ltd.*. . . . .                        84,500             2,028,000
         American Tower Corp.,
                   Class A* /\                        83,580               739,683
         Corning, Inc.* /\ . .                     1,321,710             9,767,437
         Nokia OYJ  (ADR) /\ .                       315,758             5,187,904
         QUALCOMM, Inc. /\ . .                       558,990            19,983,893
         Scientific-Atlanta,
          Inc. . . . . . . . .                        26,300               626,992

                                                                    --------------
                                                                        40,025,308
                                                                    --------------

          TOTAL INFORMATION                                            499,710,497
           TECHNOLOGY  . . . .                                      --------------

EQ ADVISORS TRUST
EQ/AGGRESSIVE STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2003 (Unaudited)

                                                            NUMBER OF            VALUE
                                                             SHARES             (NOTE 1)
------------------------------------------------------------------------------------------
         MATERIALS (2.0%)
         CHEMICALS (1.6%)
         Millennium Pharmaceuticals,
          Inc.*. . . . . . . .                               665,650        $   10,470,674
         Praxair, Inc. . . . .                               265,650            15,965,565

                                                                            --------------
                                                                                26,436,239
                                                                            --------------
         CONTAINERS & PACKAGING (0.3%)

         Smurfit-Stone                                       464,300             6,049,829
          Container Corp.* /\.                                              --------------
         PAPER & FOREST PRODUCTS (0.1%)

         International Paper Co.. . . . . . . . .             40,960             1,463,501

                                                                            --------------
          TOTAL MATERIALS  . .                                                  33,949,569
                                                                            --------------
         TELECOMMUNICATION SERVICES (2.2%)
         DIVERSIFIED TELECOMMUNICATION SERVICES (0.0%)

         XM Satellite Radio
          Holdings, Inc., Class A* /\. . . . . . . .          16,000               176,800
                                                                            --------------
         WIRELESS TELECOMMUNICATION SERVICES (2.2%)
         AT&T Wireless Services, Inc.* /\ .                  126,400             1,037,744
         Crown Castle International Corp.* /\                165,200             1,283,604
         Nextel Communications, Inc., Class A* /\. .         509,180             9,205,974
         Sprint Corp. (PCS Group)* /\ . . . . .            3,425,100            19,694,325
         Vodafone Group plc(ADR) /\ . . . . . .              267,207             5,250,618
                                                                            --------------
                                                                                36,472,265
                                                                            --------------
          TOTAL TELECOMMUNICATION SERVICES. . . . . .                           36,649,065
                                                                            --------------
         TOTAL COMMON STOCKS
          (97.2%)
          (Cost $1,439,871,050)                                              1,620,461,126
                                                                            --------------
                                                         PRINCIPAL
                                                          AMOUNT
                                                      --------------

         SHORT-TERM DEBT SECURITIES:
         SHORT TERM INVESTMENTS OF CASH COLLATERAL
          FOR SECURITIES LOANED (16.1%)
         Anchor National Life Insurance Co.
          1.56%, 7/1/03. . . .                        $   20,000,000            20,000,000
         Deutsche Bank Financial 1.28%,
          7/1/03. . .                                     25,000,000            25,000,000
         General Electric Capital Corp.
          1.22%, 7/1/03. . . .                            24,997,500            24,997,500
         Goldman Sachs Group LP
          1.83%, 7/1/03. . . .                            20,000,000            20,000,000
         Hartford Life
          1.41%, 7/1/03. . . .                             8,000,000             8,000,000
         Merrill Lynch Securities
          1.44%, 7/1/03. . . .                          $ 25,000,000       $    25,000,000
         Morgan Stanley, Discover
          1.27%, 7/21/03 . . .                            25,000,000            25,000,000
         National City Bank of Cleveland
          1.25%, 7/1/03. . . .                             9,684,962             9,684,962
         Nomura Securities
          1.29%, 7/1/03. . . .                            11,392,468            11,392,468
          1.42%, 7/1/03. . . .                           100,000,000           100,000,000
                                                                            --------------
                                                                               269,074,930
                                                                            --------------
         TIME DEPOSIT (2.8%)
         J.P. Morgan Chase Nassau,
          0.58%, 7/1/03. . . .                            46,929,611            46,929,611
                                                                            --------------

         U.S. GOVERNMENT AGENCY (0.3%)
         Federal Home Loan Bank

          (Discount Note),                                 4,900,000             4,899,932
           7/1/03. . . . . . .                                              --------------
         TOTAL SHORT-TERM DEBT SECURITIES (19.2%)

          (Amortized Cost                                                      320,904,473
           $320,904,473) . . .                                              --------------
         TOTAL INVESTMENTS (116.4%)
          (Cost/Amortized Cost $1,760,775,523)                               1,941,365,599
         OTHER ASSETS LESS
          LIABILITIES
          (-16.4%) . . . . . .                                                (273,556,077)
                                                                            --------------
         NET ASSETS (100%) . .                                              $1,667,809,522
                                                                            ==============

--------------------------------------------------------------------------------
DISTRIBUTION OF INVESTMENTS BY GLOBAL REGION
As a Percentage of Total Investments

Bermuda . . . . . . . . . . . . .      0.6%
Canada. . . . . . . . . . . . . .      0.6
Finland . . . . . . . . . . . . .      0.3
France. . . . . . . . . . . . . .      0.1
Germany . . . . . . . . . . . . .      1.3
Ireland . . . . . . . . . . . . .      0.6
Israel. . . . . . . . . . . . . .      1.0
Netherlands . . . . . . . . . . .      0.5
United Kingdom. . . . . . . . . .      0.4
United States** . . . . . . . . .     94.6
                                     -----
                                     100.0%
                                     =====

---------
*  Non-income producing.
** Includes Short-term Debt Securities of 19.2%.
/\ All, or a portion of security out on loan (See Note 1).

  Glossary:
  ADR-- American Depositary Receipt

EQ ADVISORS TRUST
EQ/AGGRESSIVE STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

Investment security transactions for the six months ended June 30, 2003 were as follows:

COST OF PURCHASES:
Stocks and long-term
 corporate debt
 securities . . . . .                  $1,004,325,762
NET PROCEEDS OF SALES
 AND REDEMPTIONS:
Stocks and long-term
 corporate debt
 securities . . . . .                   1,080,636,527

As of June 30, 2003, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross
 unrealized
 appreciation . . . .                  $  212,655,288
Aggregate gross
 unrealized
 depreciation . . . .                     (32,065,212)
                                       --------------
Net unrealized
 appreciation . . . .                  $  180,590,076
                                       ==============
Federal income tax
 cost of investments.                  $1,760,775,523
                                       ==============

At June 30, 2003 the Portfolio had loaned securities with a total value $262,861,416 which was secured by collateral of $269,074,930 (Note 1).

For the six months ended June 30, 2003, the Portfolio incurred approximately $14,723 as brokerage commissions with Bernstein (Sanford C.) & Co., Inc., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $1,284,586,349 of which $767,346,762 expires in the year 2009 and $517,239,587 expires in the year 2010.

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/ALLIANCE COMMON STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2003 (Unaudited)

                                                 NUMBER OF              VALUE
                                                  SHARES               (NOTE 1)
-----------------------------------------------------------------------------------
         COMMON STOCKS:
         CONSUMER DISCRETIONARY (10.8%)
         APPAREL RETAIL (0.0%)


         TJX Cos., Inc.. . . . . . . . .             43,900         $     827,076
                                                                    -------------
         AUTO COMPONENTS (1.6%)
         Autoliv, Inc. . . . . . . . . .            373,825            10,123,181
         Cooper Tire & Rubber Co.. . . .            599,000            10,536,410
         Dana Corp.. . . . . . . . . . .            819,900             9,478,044
         Delphi Corp.. . . . . . . . . .            826,000             7,128,380
         Johnson Controls, Inc.. . . . .            448,240            38,369,344
         Lear Corp.* . . . . . . . . . .            414,625            19,081,043
         Magna International, Inc.,
          Class A. . . . . . . . . . . .            272,400            18,324,348
         Snap-On, Inc. . . . . . . . . .            411,500            11,945,845

                                                                    -------------
                                                                      124,986,595
                                                                    -------------
         AUTOMOBILES (0.5%)
         General Motors Corp. /\ . . . .            837,200            30,139,200
         PACCAR, Inc.. . . . . . . . . .             87,200             5,891,232

                                                                    -------------
                                                                       36,030,432
                                                                    -------------
         CASINOS & GAMING (0.6%)
         Wynn Resorts Ltd.*. . . . . . .          2,686,640            47,526,662
                                                                    -------------
         DEPARTMENT STORES (1.0%)
         Federated Department
          Stores, Inc. . . . . . . . . .            601,200            22,154,220
         May Department Stores Co. . . .            928,000            20,657,280
         Sears, Roebuck & Co. /\ . . . .          1,011,800            34,036,952

                                                                    -------------
                                                                       76,848,452
                                                                    -------------
         HOUSEHOLD DURABLES (2.3%)
         D.R. Horton, Inc. . . . . . . .          2,700,930            75,896,133
         Leggett & Platt, Inc. . . . . .            669,000            13,714,500
         Lennar Corp., Class A /\  . . .            794,950            56,838,925
         Pulte Homes, Inc. . . . . . . .            400,000            24,664,000
         Whirlpool Corp. . . . . . . . .            104,230             6,639,451

                                                                    -------------
                                                                      177,753,009
                                                                    -------------
         INTERNET RETAIL (1.0%)
         Amazon.com, Inc.* . . . . . . .          2,150,460            78,470,285
                                                                    -------------
         MEDIA (1.0%)
         AOL Time Warner, Inc.*. . . . .            765,000            12,308,850
         Comcast Corp., Class A* . . . .          1,683,580            50,810,444
         Viacom, Inc., Class B*. . . . .            160,000             6,985,600
         Walt Disney Co. . . . . . . . .            287,900             5,686,025

                                                                    -------------
                                                                       75,790,919
                                                                    -------------
         RESTAURANTS (0.7%)
         Starbucks Corp.*. . . . . . . .          1,977,030            48,476,776
         Wendy's International, Inc. . .             24,700               715,559

                                                                    -------------
                                                                       49,192,335
                                                                    -------------
         SPECIALTY STORES (1.6%)
         Office Depot, Inc.* . . . . . .          1,461,900            21,212,169
         Tiffany & Co. . . . . . . . . .          1,768,990            57,810,593
         Williams-Sonoma, Inc.* /\ . . .          1,469,540            42,910,568

                                                                    -------------
                                                                      121,933,330
                                                                    -------------
         TEXTILES & APPAREL (0.5%)
         Liz Claiborne, Inc. . . . . . .            684,900            24,142,725
         V.F. Corp.. . . . . . . . . . .            361,900            12,293,743

                                                                    -------------
                                                                       36,436,468
                                                                    -------------
          TOTAL CONSUMER DISCRETIONARY .                              825,795,563
                                                                    -------------
         CONSUMER STAPLES (2.5%)
         BEVERAGES (0.1%)
         Adolph Coors Co., Class B . . .            142,500             6,979,650
                                                                    -------------
         FOOD DISTRIBUTORS (0.0%)
         SUPERVALU, Inc. . . . . . . . .            200,000             4,264,000
                                                                    -------------
         FOOD PRODUCTS (1.8%)
         Altria Group, Inc.. . . . . . .          1,530,000            69,523,200
         ConAgra Foods, Inc. . . . . . .            494,600            11,672,560
         H.J. Heinz Co.. . . . . . . . .            226,000             7,453,480
         Sara Lee Corp.. . . . . . . . .            916,200            17,233,722
         Tyson Foods, Inc., Class A. . .          1,486,700            15,788,754
         UST, Inc. . . . . . . . . . . .            609,300            21,343,779

                                                                    -------------
                                                                      143,015,495
                                                                    -------------
         FOOD RETAIL (0.3%)
         Albertson's, Inc. . . . . . . .            280,000             5,376,000
         Safeway, Inc.*. . . . . . . . .            736,600            15,070,836
         Whole Foods Market, Inc.* . . .             10,900               518,077

                                                                    -------------
                                                                       20,964,913
                                                                    -------------
         HOUSEHOLD PRODUCTS (0.3%)
         Procter & Gamble Co.. . . . . .            225,900            20,145,762
                                                                    -------------
          TOTAL CONSUMER STAPLES . . . .                              195,369,820
                                                                    -------------
         ENERGY (7.5%)
         INTEGRATED OIL & GAS (4.9%)
         Amerada Hess Corp.. . . . . . .            388,100            19,086,758
         ChevronTexaco Corp. . . . . . .          1,072,300            77,420,060
         ConocoPhillips. . . . . . . . .            861,199            47,193,705
         Exxon Mobil Corp. . . . . . . .          4,946,000           177,610,860
         Marathon Oil Co.. . . . . . . .            939,900            24,766,365
         Occidental Petroleum Corp.. . .            843,300            28,292,715
         Reliant Resources, Inc.* /\ . .            285,900             1,752,567

                                                                    -------------
                                                                      376,123,030
                                                                    -------------
         OIL & GAS EQUIPMENT & SERVICES (0.8%)
         Schlumberger Ltd. . . . . . . .          1,370,020            65,171,851
                                                                    -------------
         OIL & GAS EXPLORATION & PRODUCTION (0.7%)
         Devon Energy Corp. /\ . . . . .            936,440            50,005,896
                                                                    -------------
         OIL & GAS REFINING & MARKETING (1.1%)
         Valero Energy Corp. . . . . . .          2,228,265            80,952,868
                                                                    -------------
          TOTAL ENERGY . . . . . . . . .                              572,253,645
                                                                    -------------
         FINANCIALS (17.4%)
         BANKS (8.0%)
         AmSouth Bancorp . . . . . . . .            614,000            13,409,760
         Astoria Financial Corp. . . . .            617,000            17,232,810
         Bank of America Corp. . . . . .          1,635,000           129,214,050
         Bank One Corp.. . . . . . . . .          1,580,000            58,744,400
         Comerica, Inc.. . . . . . . . .            504,000            23,436,000
         FleetBoston Financial Corp. . .          1,582,750            47,023,502
         Golden West Financial Corp. . .            334,800            26,787,348
         Huntington Bancshares, Inc. . .            619,400            12,090,688
         KeyCorp.. . . . . . . . . . . .            962,100            24,312,267
         National City Corp. . . . . . .            990,600            32,402,526
         Regions Financial Corp. . . . .            654,900            22,122,522
         SunTrust Banks, Inc.. . . . . .            211,900            12,574,146
         U.S. Bancorp. . . . . . . . . .          1,420,025            34,790,613
         Wachovia Corp.. . . . . . . . .          1,562,700            62,445,492
         Washington Mutual, Inc. . . . .          1,275,600            52,682,280
         Wells Fargo & Co. . . . . . . .            928,000            46,771,200

                                                                    -------------
                                                                      616,039,604
                                                                    -------------
         DIVERSIFIED FINANCIALS (5.4%)
         Bear Stearns Co., Inc.. . . . .            128,400             9,298,728
         Citigroup, Inc. . . . . . . . .          3,595,000           153,866,000
         Countrywide Financial Corp. . .             91,200             6,344,784
         Fannie Mae. . . . . . . . . . .            450,000            30,348,000
         Freddie Mac . . . . . . . . . .            149,800             7,605,346
         Goldman Sachs Group, Inc. . . .            240,600            20,150,250
         J.P. Morgan Chase & Co. . . . .            930,000            31,787,400
         Legg Mason, Inc.. . . . . . . .            738,980            47,996,751
         Lehman Brothers Holdings, Inc..            414,300            27,542,664
         Merrill Lynch & Co., Inc. . . .            347,000            16,197,960
         Morgan Stanley. . . . . . . . .            467,100            19,968,525
         SLM Corp. . . . . . . . . . . .          1,030,170            40,351,759

                                                                    -------------
                                                                      411,458,167
                                                                    -------------

EQ ADVISORS TRUST
EQ/ALLIANCE COMMON STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2003 (Unaudited)

                                                 NUMBER OF              VALUE
                                                  SHARES               (NOTE 1)
-----------------------------------------------------------------------------------
         INSURANCE (4.0%)

         ACE Ltd.. . . . . . . . . . . .            268,900         $   9,220,581
         AFLAC, Inc. . . . . . . . . . .            862,777            26,530,393
         Allstate Corp.. . . . . . . . .            979,600            34,922,740
         American International
          Group, Inc.. . . . . . . . . .            638,206            35,216,207
         Chubb Corp. . . . . . . . . . .            400,600            24,036,000
         Jefferson-Pilot Corp. . . . . .            500,200            20,738,292
         John Hancock Financial
          Services, Inc. . . . . . . . .            794,600            24,418,058
         MBIA, Inc.. . . . . . . . . . .            153,100             7,463,625
         Metlife, Inc. . . . . . . . . .            903,400            25,584,288
         PartnerRe Ltd.. . . . . . . . .            158,100             8,080,491
         RenaissanceRe Holdings Ltd. . .            121,000             5,507,920
         St. Paul Cos., Inc. . . . . . .            693,200            25,308,732
         Travelers Property Casualty
          Corp., Class A . . . . . . . .          1,143,950            18,188,805
         Travelers Property Casualty
          Corp., Class B . . . . . . . .            308,904             4,871,416
         XL Capital Ltd., Class A. . . .            466,520            38,721,160

                                                                    -------------
                                                                      308,808,708
                                                                    -------------
         REAL ESTATE (0.0%)

         Equity Office Properties                         1                    27
          Trust (REIT) . . . . . . . . .                            -------------
          TOTAL FINANCIALS . . . . . . .                            1,336,306,506
                                                                    -------------
         HEALTH CARE (10.3%)
         BIOTECHNOLOGY (3.0%)
         Affymetrix, Inc.* /\++  . . . .          4,840,010            95,396,597
         Genentech, Inc.* /\ . . . . . .          1,370,170            98,816,661
         InterMune, Inc.* /\++ . . . . .          2,232,500            35,965,575

                                                                    -------------
                                                                      230,178,833
                                                                    -------------
         HEALTH CARE EQUIPMENT & SERVICES (4.1%)
         Aetna, Inc. . . . . . . . . . .            528,800            31,833,760
         Applera Corp. - Applied
          Biosystems Group . . . . . . .          7,103,110           135,172,183
         Boston Scientific Corp.*. . . .          1,050,660            64,195,326
         CIGNA Corp. . . . . . . . . . .            513,200            24,089,608
         Health Net, Inc.* . . . . . . .            672,800            22,168,760
         Humana, Inc.* . . . . . . . . .          1,159,200            17,503,920
         Oxford Health Plans, Inc.*. . .            467,100            19,632,213

                                                                   --------------
                                                                      314,595,770
                                                                   --------------
         PHARMACEUTICALS (3.2%)
         Bristol-Myers Squibb Co.. . . .            373,500            10,140,525
         Forest Laboratories, Inc.*. . .          1,478,720            80,959,920
         GlaxoSmithKline plc (ADR) . . .            454,500            18,425,430
         MedImmune, Inc.*. . . . . . . .          1,371,370            49,876,727
         Merck & Co., Inc. . . . . . . .            731,600            44,298,380
         Pfizer, Inc.. . . . . . . . . .            660,000            22,539,000
         Schering-Plough Corp. . . . . .            565,600            10,520,160
         Wyeth . . . . . . . . . . . . .            250,000            11,387,500

                                                                   --------------
                                                                      248,147,642
                                                                   --------------
          TOTAL HEALTH CARE  . . . . . .                              792,922,245
                                                                   --------------
         INDUSTRIALS (7.3%)
         AEROSPACE & DEFENSE (2.7%)
         Alliant Techsystems, Inc.* /\ .          1,840,750            95,553,332
         Boeing Co.. . . . . . . . . . .          2,915,090           100,045,889
         Martin Marietta Materials, Inc.            397,600            13,363,336

                                                                   --------------
                                                                      208,962,557
                                                                   --------------
         AIRLINES (0.9%)
         Southwest Airlines Co.. . . . .          3,836,220            65,982,984
                                                                   --------------
         COMMERCIAL SERVICES & SUPPLIES (0.9%)
         Cendant Corp.* /\ . . . . . . .          2,244,533            41,119,845
         Deluxe Corp.. . . . . . . . . .            328,700            14,725,760
         Hudson Highland Group , Inc.* .                  1                    19
         R.R. Donnelley & Sons Co. . . .            532,200         $  13,911,708

                                                                    -------------
                                                                       69,757,332
                                                                    -------------
         ELECTRICAL EQUIPMENT (0.4%)
         Cooper Industries Ltd., Class A            424,700            17,540,110
         Hubbell, Inc., Class B. . . . .            411,900            13,633,890

                                                                    -------------
                                                                       31,174,000
                                                                    -------------
         INDUSTRIAL CONGLOMERATES (0.1%)
         Textron, Inc. . . . . . . . . .            199,025             7,765,955
                                                                    -------------
         MACHINERY (1.1%)
         Eaton Corp. . . . . . . . . . .            298,900            23,496,529
         Navistar International Corp.* .          1,250,940            40,818,172
         Parker-Hannifin Corp. . . . . .            449,600            18,878,704

                                                                    -------------
                                                                       83,193,405
                                                                    -------------
         RAILROADS (0.9%)
         Burlington Northern
          Santa Fe Corp. . . . . . . . .            920,200            26,170,488
         CSX Corp. . . . . . . . . . . .            727,000            21,875,430
         Norfolk Southern Corp.. . . . .          1,058,100            20,315,520
         Union Pacific Corp. . . . . . .             44,700             2,593,494

                                                                    -------------
                                                                       70,954,932
                                                                    -------------
         TRADING COMPANIES & DISTRIBUTORS (0.3%)
         Genuine Parts Co. . . . . . . .            629,000            20,134,290
                                                                    -------------
          TOTAL INDUSTRIALS  . . . . . .                              557,925,455
                                                                    -------------
         INFORMATION TECHNOLOGY (28.3%)
         APPLICATION SOFTWARE (5.2%)
         BEA Systems, Inc.*. . . . . . .          4,237,820            46,022,725
         Electronic Arts, Inc.*. . . . .          1,261,535            93,340,975
         Intuit, Inc.* . . . . . . . . .          2,100,600            93,539,718
         PeopleSoft, Inc.* /\  . . . . .          9,574,840           168,421,435

                                                                   --------------
                                                                      401,324,853
                                                                   --------------
         COMPUTER HARDWARE (1.4%)
         Hewlett-Packard Co. . . . . . .          3,359,475            71,556,818
         International Business
          Machines Corp. . . . . . . . .            448,700            37,017,750

                                                                   --------------
                                                                      108,574,568
                                                                   --------------
         COMPUTER STORAGE & PERIPHERALS (1.5%)
         Network Appliance, Inc.*. . . .          6,884,600           111,599,366
         Quantum Corp.*. . . . . . . . .            949,400             3,845,070

                                                                   --------------
                                                                      115,444,436
                                                                   --------------
         ELECTRONIC EQUIPMENT & INSTRUMENTS
          (2.1%)
         Energizer Holdings, Inc.* . . .            651,500            20,457,100
         Ingram Micro, Inc., Class A*. .          1,164,675            12,811,425
         Lockheed Martin Corp. . . . . .          2,245,410           106,814,154
         Sanmina-SCI Corp.*. . . . . . .            823,600             5,196,916
         Solectron Corp.*. . . . . . . .          3,426,500            12,815,110

                                                                   --------------
                                                                      158,094,705
                                                                   --------------
         INTERNET SOFTWARE & SERVICES (4.9%)
         eBay, Inc.* . . . . . . . . . .            875,263            91,184,899
         Expedia, Inc., Class A* . . . .            814,100            62,180,958
         Overture Services, Inc.* /\++ .          7,264,870           131,712,093
         Yahoo!, Inc.* . . . . . . . . .          2,820,680            92,405,477

                                                                   --------------
                                                                      377,483,427
                                                                   --------------
         NETWORKING EQUIPMENT (1.5%)
         Avaya, Inc.*. . . . . . . . . .          1,681,200            10,860,552
         Juniper Networks, Inc.* /\  . .          8,741,170           108,128,273

                                                                   --------------
                                                                      118,988,825
                                                                   --------------
         SEMICONDUCTOR EQUIPMENT (3.3%)
         KLA-Tencor Corp.* . . . . . . .          1,984,210            92,245,923
         Marvell Technology Group Ltd.*           2,442,040            83,932,915
         NVIDIA Corp.* /\. . . . . . . .          3,480,360            80,083,083

                                                                   --------------
                                                                      256,261,921
                                                                   --------------
         SEMICONDUCTORS (4.1%)
         Broadcom Corp., Class A*. . . .          1,300,190            32,387,733
         Maxim Integrated Products, Inc.          2,352,080            80,417,615
         Micron Technology, Inc.* /\ . .          8,808,710           102,445,297

EQ ADVISORS TRUST
EQ/ALLIANCE COMMON STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2003 (Unaudited)

                                                 NUMBER OF              VALUE
                                                  SHARES               (NOTE 1)
-----------------------------------------------------------------------------------

         Silicon Laboratories, Inc.*/\++.         3,615,440         $  96,315,322

                                                                   --------------
                                                                      311,565,967
                                                                   --------------
         TELECOMMUNICATIONS EQUIPMENT (4.3%)
         ADC Telecommunications, Inc.*               57,400               133,627
         Corning, Inc.* /\ . . . . . . .         16,606,170           122,719,596
         Nortel Networks Corp.* /\ . . .         10,728,800            28,967,760
         QUALCOMM, Inc.. . . . . . . . .          4,666,634           166,832,166
         Tellabs, Inc.*. . . . . . . . .          1,658,500            10,896,345

                                                                   --------------
                                                                      329,549,494
                                                                   --------------
          TOTAL INFORMATION TECHNOLOGY .                            2,177,288,196
                                                                   --------------
         MATERIALS (4.4%)
         CHEMICALS (3.2%)
         Ashland, Inc. . . . . . . . . .            530,000            16,260,400
         Cabot Corp. . . . . . . . . . .             62,600             1,796,620
         Dow Chemical Co.. . . . . . . .          1,053,892            32,628,496
         Du Pont (E.I.) de Nemours & Co.          1,187,800            49,459,992
         Eastman Chemical Co.. . . . . .            416,300            13,184,221
         FMC Corp.*. . . . . . . . . . .            269,400             6,096,522
         Lubrizol Corp.. . . . . . . . .            419,000            12,984,810
         Lyondell Chemical Co. . . . . .          1,038,700            14,053,611
         Millennium Pharmaceuticals,
          Inc.*. . . . . . . . . . . . .          5,535,260            87,069,640
         PPG Industries, Inc.. . . . . .            226,500            11,492,610

                                                                   --------------
                                                                      245,026,922
                                                                   --------------
         CONTAINERS & PACKAGING (0.6%)
         Smurfit-Stone Container Corp.*.          3,642,110            47,456,693
                                                                   --------------
         PAPER & FOREST PRODUCTS (0.6%)
         Boise Cascade Corp. . . . . . .             31,700               757,630
         Georgia-Pacific Corp. . . . . .          1,098,500            20,816,575
         MeadWestvaco Corp.. . . . . . .            907,100            22,405,370

                                                                   --------------
                                                                       43,979,575
                                                                   --------------
          TOTAL MATERIALS  . . . . . . .                              336,463,190
                                                                   --------------
         TELECOMMUNICATION SERVICES (7.1%)
         DIVERSIFIED TELECOMMUNICATION SERVICES (3.1%)

         AT&T Corp.. . . . . . . . . . .          1,292,760            24,885,630
         BellSouth Corp. . . . . . . . .          1,871,700            49,843,371
         Qwest Communications
          International, Inc.* . . . . .          3,474,800            16,609,544
         SBC Communications, Inc.. . . .          1,987,125            50,771,044
         Sprint Corp. (FON Group). . . .          1,927,500            27,756,000
         Verizon Communications, Inc.. .          1,744,400            68,816,580
         XM Satellite Radio Holdings,
          Inc., Class A* /\  . . . . . .            132,900             1,468,545

                                                                   --------------
                                                                      240,150,714
                                                                   --------------
         WIRELESS TELECOMMUNICATION SERVICES (4.0%)
         AT&T Wireless Services, Inc.* .          3,241,100            26,609,431
         Nextel Communications, Inc.,
          Class A* . . . . . . . . . . .          4,218,650            76,273,192
         Sprint Corp. (PCS Group)*/\. .          28,900,560           166,178,220
         Vodafone Group plc (ADR)/\. . .          1,996,780            39,236,727

                                                                   --------------
                                                                      308,297,570
                                                                   --------------

          TOTAL TELECOMMUNICATION                                     548,448,284
           SERVICES  . . . . . . . . . .                           --------------
         UTILITIES (2.9%)
         ELECTRIC UTILITIES (2.4%)
         Ameren Corp.. . . . . . . . . .            400,300            17,653,230
         American Electric Power, Inc. .            826,700            24,660,461
         Cinergy Corp. . . . . . . . . .            618,300            22,747,257
         Constellation Energy Group, Inc.           709,700            24,342,710
         Edison International* . . . . .          1,262,800            20,747,804
         Entergy Corp. . . . . . . . . .            575,900            30,396,002
         Northeast Utilities . . . . . .          1,001,300            16,761,762
         PPL Corp. . . . . . . . . . . .            606,100            26,062,300

                                                                   --------------
                                                                      183,371,526
                                                                   --------------
         GAS UTILITIES (0.3%)
         Sempra Energy . . . . . . . . .            955,500            27,260,415
                                                                   --------------
         MULTI - UTILITIES (0.2%)
         Alliant Energy Corp.. . . . . .            612,700            11,659,681
         Puget Energy, Inc./\. . . . . .            145,500             3,473,085

                                                                   --------------
                                                                       15,132,766
                                                                   --------------
          TOTAL UTILITIES  . . . . . . .                              225,764,707
                                                                   --------------
         TOTAL COMMON STOCKS (98.5%)
          (Cost $6,824,614,799). . . . .                            7,568,537,611
                                                                   --------------

         CONVERTIBLE PREFERRED STOCKS:
         CONSUMER DISCRETIONARY (0.0%)
         MEDIA (0.0%)
         United Pan Europe Communication
          N.V.*+(f)     (Cost                     1,351,000
          $132,837,380)  . . . . . . . .                                1,351,000
                                                                   --------------

                                                 PRINCIPAL
                                                  AMOUNT
                                                -------------

         SHORT-TERM DEBT SECURITIES:
         SHORT TERM INVESTMENTS OF CASH COLLATERAL
          FOR SECURITIES LOANED (5.9%)
         Aegon N.V.,                            $
          1.47%, 9/4/03. . . . . . . . .         14,991,848            14,991,848
         Allstate Life Insurance,
          1.41%, 7/1/03. . . . . . . . .         33,936,075            33,936,075
         Dorado Finance, Inc.,
          1.09%, 7/1/03. . . . . . . . .         24,997,157            24,997,157
         GE Life and Annuity,
          1.39%, 7/1/03. . . . . . . . .         20,000,000            20,000,000
         General Electric Capital Corp.,
          1.22%, 7/1/03. . . . . . . . .          9,499,050             9,499,050
         Merrill Lynch Mortgage Capital,
          1.48%, 7/1/03. . . . . . . . .         40,000,000            40,000,000

         Merrill Lynch Securities, 1.44%,
          7/1/03 . . . . . . . . . . . .         75,000,000            75,000,000
         Morgan Stanley, Discover,
          1.28%, 7/15/03 . . . . . . . .          3,000,000             3,000,000
             1.57%, 7/24/03. . . . . . .         25,000,000            25,000,000
         New York Life Insurance, 1.43%,
          7/1/03 . . . . . . . . . . . .         50,000,000            50,000,000
         Nomura Securities,
          1.29%, 7/1/03. . . . . . . . .          8,157,497             8,157,497
             1.42%, 7/1/03 . . . . . . .        100,000,000           100,000,000
         Security Life of Denver
          Insurance Co.,
          1.39%, 8/21/03 . . . . . . . .         25,000,000            25,000,000
         United of Omaha Life Insurance
          Co.,                                   25,000,000
          1.62%, 7/1/03. . . . . . . . .                               25,000,000
                                                                   --------------
                                                                      454,581,627
                                                                   --------------
         TIME DEPOSIT (1.3%)

         J.P. Morgan Chase Nassau, 0.58%,        95,075,083            95,075,083
          7/1/03 . . . . . . . . . . . .                           --------------
         TOTAL SHORT-TERM DEBT SECURITIES
          (7.2%)
          (Amortized Cost $549,656,710).                              549,656,710
                                                                   --------------
         TOTAL INVESTMENTS (105.7%)
          (Cost/Amortized Cost $7,507,108,889)                      8,119,545,321

         OTHER ASSETS LESS LIABILITIES                               (439,403,178)
          (-5.7%). . . . . . . . . . . .                           --------------
         NET ASSETS (100%) . . . . . . .                           $7,680,142,143
                                                                   ==============

EQ ADVISORS TRUST
EQ/ALLIANCE COMMON STOCK PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

*    Non-income producing.
/\   All, or a portion of security out on loan (See Note 1).
+ Securities (totaling $1,351,000 or 0.0% of net assets) valued at fair value.
++   Affiliated company as defined under the Investment Company Act of 1940 (See
     Note 6).
(f) At June 30, 2003, the Portfolio held a restricted security amounting to 0.02% of net assets. The portfolio will not bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of the security.

                                           DATE OF     UNIT    VALUATION AS OF
DESCRIPTION                              ACQUISITION   COST     JUNE 30, 2003
-----------                              -----------   ----    ---------------
United Pan Europe Communication N.V.
 (Conv. Pref.). . . . . . . . . .         11/29/00    $98.33        $1.00
  Glossary:
  ADR-- American Depositary Receipt
  REIT-- Real Estate Investment Trust

Investment security transactions for the six months ended June 30, 2003 were as follows:

COST OF PURCHASES:
Stocks and long-term
 corporate debt
 securities . . . . .                  $2,056,486,053
NET PROCEEDS OF SALES
 AND REDEMPTIONS:
Stocks and long-term
 corporate debt
 securities . . . . .                   2,353,939,772

As of June 30, 2003, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross
 unrealized
 appreciation . . . .                  $1,136,008,527
Aggregate gross
 unrealized
 depreciation . . . .                    (523,572,095)
                                       --------------
Net unrealized
 appreciation . . . .                  $  612,436,432
                                       ==============
Federal income tax
 cost of investments.                  $7,507,108,889
                                       ==============

Investments in companies which were affiliates for the period ended June 30, 2003, were as follows:

                                                                                                    REALIZED
                              MARKET VALUE      PURCHASES      SALES     MARKET VALUE   DIVIDEND      GAIN
SECURITIES                  DECEMBER 31, 2002    AT COST      AT COST    JUNE 30, 2003   INCOME      (LOSS)
----------                  -----------------  -----------  -----------  -------------  --------  -------------
Affymetrix, Inc.. . . . .     $ 60,788,515     $50,479,496  $ 6,015,642  $ 95,396,597      --      $ 1,916,952
Intermune, Inc. . . . . .               --      55,137,266   13,396,269    35,965,575      --       (1,302,090)
Overture Services, Inc. .       50,970,018      84,619,712           --   131,712,093      --               --
Silicon Laboratories, Inc.      65,968,909      23,393,888    2,305,768    96,315,322      --          604,810
                              ------------                               ------------              -----------
                              $177,727,442                               $359,389,587              $ 1,219,672
                              ============                               ============              ===========

At June 30, 2003, the Portfolio had loaned securities with a total value $441,123,119 which was secured by collateral of $455,216,027 (Note 1).

For the six months ended June 30, 2003, the Portfolio incurred approximately $1,089,959 as brokerage commissions with Bernstein (Sanford C.) & Co., Inc., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $4,024,225,726, of which $288,331,305 expires in the year 2009 and $3,735,894,421 expires in the year 2010.

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/ALLIANCE GROWTH AND INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2003 (Unaudited)

                                                NUMBER OF               VALUE
                                                 SHARES                (NOTE 1)
-----------------------------------------------------------------------------------
         COMMON STOCKS:
         CONSUMER DISCRETIONARY (10.0%)
         AUTO COMPONENTS (0.9%)


         Johnson Controls, Inc.. . . .            222,700           $  19,063,120
                                                                   --------------
         AUTOMOBILES (1.0%)
         Harley-Davidson, Inc. . . . .            539,800              21,516,428
                                                                   --------------
         HOME IMPROVEMENT RETAIL (0.4%)
         Home Depot, Inc.. . . . . . .            221,600               7,339,392
                                                                   --------------
         HOTELS (1.5%)
         Carnival Corp.. . . . . . . .            946,600              30,773,966
                                                                   --------------
         MEDIA (5.9%)
         AOL Time Warner, Inc.*. . . .          1,022,100              16,445,589
         Comcast Corp.,
          Special Class A*/\. . . . .           1,639,000              47,252,370
         COX Communications, Inc.,
          Class A*/\. . . . . . . . .             405,000              12,919,500
         Viacom, Inc., Class B*. . . .          1,050,700              45,873,562

                                                                   --------------
                                                                      122,491,021
                                                                   --------------
         TEXTILES & APPAREL (0.3%)
         Mohawk Industries, Inc.*/\ . .           107,700               5,980,581

                                                                   --------------
          TOTAL CONSUMER DISCRETIONARY                                207,164,508
                                                                   --------------
         CONSUMER STAPLES (10.9%)
         BEVERAGES (1.8%)
         Anheuser-Busch Cos., Inc. . .            733,600              37,450,280
                                                                   --------------
         FOOD PRODUCTS (4.6%)
         Altria Group, Inc.. . . . . .          1,700,000              77,248,000
         Loews Corp.- Carolina Group /\           674,200              18,203,400

                                                                   --------------
                                                                       95,451,400
                                                                   --------------
         HOUSEHOLD PRODUCTS (2.7%)
         Colgate-Palmolive Co. . . . .            320,100              18,549,795
         Procter & Gamble Co.. . . . .            424,900              37,892,582

                                                                   --------------
                                                                       56,442,377
                                                                   --------------
         PERSONAL PRODUCTS (1.8%)
         Avon Products, Inc. . . . . .            603,650              37,547,030

                                                                   --------------
          TOTAL CONSUMER STAPLES . . .                                226,891,087
                                                                   --------------
         ENERGY (10.3%)
         INTEGRATED OIL & GAS (9.1%)
         BP plc (ADR). . . . . . . . .            966,400              40,608,128
         ChevronTexaco Corp. . . . . .            517,000              37,327,400
         ConocoPhillips. . . . . . . .          1,160,400              63,589,920
         Exxon Mobil Corp. . . . . . .            968,600              34,782,426
         Occidental Petroleum Corp.. .            380,000              12,749,000

                                                                   --------------
                                                                      189,056,874
                                                                   --------------
         OIL & GAS EXPLORATION & PRODUCTION (1.2%)
         Kerr-McGee Corp.. . . . . . .            546,400              24,478,720

                                                                   --------------
          TOTAL ENERGY . . . . . . . .                                213,535,594
                                                                   --------------
         FINANCIALS (31.1%)
         BANKS (5.2%)
         Bank of America Corp. . . . .            660,000              52,159,800
         Bank One Corp.. . . . . . . .          1,314,500              48,873,110
         Washington Mutual, Inc. . . .            190,400               7,863,520

                                                                   --------------
                                                                      108,896,430
                                                                   --------------
         DIVERSIFIED FINANCIALS (18.9%)
         Citigroup, Inc. . . . . . . .          2,301,798              98,516,954
         Fannie Mae. . . . . . . . . .          1,100,000              74,184,000
         J.P. Morgan Chase & Co. . . .          3,061,400             104,638,652
         MBNA Corp.. . . . . . . . . .          1,903,000              39,658,520
         Merrill Lynch & Co., Inc. . .            754,800              35,234,064
         Morgan Stanley. . . . . . . .            932,600              39,868,650

                                                                   --------------
                                                                      392,100,840
                                                                   --------------
         INSURANCE (7.0%)
         ACE Ltd.. . . . . . . . . . .          1,020,000              34,975,800
         American International
          Group, Inc.. . . . . . . . .          1,347,400              74,349,532
         Metlife, Inc. . . . . . . . .            908,000              25,714,560
         PMI Group, Inc. . . . . . . .            344,300               9,241,012
         Travelers Property Casualty Corp.,
          Class A/\. . . . . . . . . . . .
         Travelers Property Casualty Corp.,             1                      16
          Class B . . . . . . . . . . . . .             2                      32

                                                                   --------------
                                                                      144,280,952
                                                                   --------------
          TOTAL FINANCIALS . . . . . .                                645,278,222
                                                                   --------------
         HEALTH CARE (12.2%)
         HEALTH CARE EQUIPMENT & SERVICES (5.8%)
         Alcon, Inc. . . . . . . . . .            151,100               6,905,270
         Cardinal Health, Inc. . . . .            232,200              14,930,460
         HCA, Inc./\. . . . . . . . .           1,119,700              35,875,188
         Health Management Associates,
          Inc., Class A. . . . . . . .            391,100               7,215,795
         Tenet Healthcare Corp.* . . .            792,500               9,232,625
         WellPoint Health
          Networks, Inc.*. . . . . . .            547,100              46,120,530

                                                                   --------------
                                                                      120,279,868
                                                                   --------------
         PHARMACEUTICALS (6.4%)
         Johnson & Johnson . . . . . .            200,000              10,340,000
         Pfizer, Inc.. . . . . . . . .          1,807,000              61,709,050
         Wyeth (a) . . . . . . . . . .          1,328,300              60,504,065

                                                                   --------------
                                                                      132,553,115
                                                                   --------------
          TOTAL HEALTH CARE  . . . . .                                252,832,983
                                                                   --------------
         INDUSTRIALS (8.1%)
         AEROSPACE & DEFENSE (1.2%)
         Goodrich Corp.. . . . . . . .            336,100               7,058,100
         United Technologies Corp. . .            231,000              16,361,730

                                                                   --------------
                                                                       23,419,830
                                                                   --------------
         BUILDING PRODUCTS (1.0%)
         American Standard Cos., Inc.*            277,800              20,537,754
                                                                   --------------
         COMMERCIAL SERVICES & SUPPLIES (2.5%)
         First Data Corp.. . . . . . .          1,263,900              52,376,016
                                                                   --------------
         INDUSTRIAL CONGLOMERATES (0.5%)
         Tyco International Ltd. . . .            543,764              10,320,641
                                                                   --------------
         RAILROADS (2.9%)
         Burlington Northern
          Santa Fe Corp. . . . . . . .            710,100              20,195,244
         Union Pacific Corp. . . . . .            697,000              40,439,940

                                                                   --------------
                                                                       60,635,184
                                                                   --------------
          TOTAL INDUSTRIALS  . . . . .                                167,289,425
                                                                   --------------
         INFORMATION TECHNOLOGY (5.2%)
         COMPUTER HARDWARE (0.9%)
         Hewlett-Packard Co. . . . . .            911,000              19,404,300
                                                                   --------------
         ELECTRONIC EQUIPMENT & INSTRUMENTS (0.5%)
         Agere Systems, Inc., Class A* /\               1                       2
         Intersil Corp., Class A* /\ . .          391,500              10,417,815

                                                                   --------------
                                                                       10,417,817
                                                                   --------------
         IT CONSULTING & SERVICES (0.5%)

         Affiliated Computer Services,            222,600              10,179,498
          Inc., Class A* /\ . . . . .                              --------------
         NETWORKING EQUIPMENT (0.5%)
         Juniper Networks, Inc.* /\ .             814,700              10,077,839
                                                                   --------------
         SYSTEMS SOFTWARE (2.8%)
         Microsoft Corp. . . . . . . .          1,599,600              40,965,756
         VERITAS Software Corp.* . . .            619,800              17,769,666

                                                                   --------------
                                                                       58,735,422
                                                                   --------------
          TOTAL INFORMATION TECHNOLOGY                                108,814,876
                                                                   --------------

EQ ADVISORS TRUST
EQ/ALLIANCE GROWTH AND INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2003 (Unaudited)

                                                NUMBER OF               VALUE
                                                 SHARES                (NOTE 1)
-----------------------------------------------------------------------------------
         MATERIALS (1.5%)
         CHEMICALS (1.5%)
         Du Pont (E.I.) de Nemours
          & Co.. . . . . . . . . . . .            628,600          $   26,174,904
         Lyondell Chemical Co. /\. . .            329,400               4,456,782

                                                                   --------------
          TOTAL MATERIALS  . . . . . .                                 30,631,686
                                                                   --------------
         TELECOMMUNICATION SERVICES (2.4%)
         DIVERSIFIED TELECOMMUNICATION SERVICES (2.4%)

         AT&T Corp.. . . . . . . . . .            252,666               4,863,820
         SBC Communications, Inc.. . .            797,700              20,381,235
         Sprint Corp. (FON Group). . .          1,650,000              23,760,000

                                                                   --------------
                                                                       49,005,055
                                                                   --------------
         WIRELESS TELECOMMUNICATION SERVICES (0.0%)
         AT&T Wireless Services, Inc.*                  1                       8

                                                                   --------------

          TOTAL TELECOMMUNICATION                                      49,005,063
           SERVICES  . . . . . . . . .                             --------------
         UTILITIES (1.8%)
         ELECTRIC UTILITIES (1.8%)
         Constellation Energy Group,
          Inc. . . . . . . . . . . . .            447,600              15,352,680
         Entergy Corp. . . . . . . . .            281,000              14,831,180
         FPL Group, Inc. . . . . . . .            108,700               7,266,595

                                                                   --------------
          TOTAL UTILITIES  . . . . . .                                 37,450,455
                                                                   --------------
         TOTAL COMMON STOCKS (93.5%)
          (Cost $1,912,658,812). . . .                              1,938,893,899
                                                                   --------------

         CONVERTIBLE PREFERRED STOCKS:
         INDUSTRIALS (0.3%)
         RAILROADS (0.3%)
         Union Pacific Capital Trust
          6.25%(S)                                135,452
          (Cost $6,772,600)  . . . . .                                  6,789,531
                                                                   --------------
         SHORT-TERM DEBT SECURITIES:
         SHORT TERM INVESTMENTS OF CASH COLLATERAL
          FOR SECURITIES LOANED (2.6%)
         Merrill Lynch Securities
          1.44%, 7/1/03. . . . . . . .         25,000,000              25,000,000
         Nomura Securities,
          1.29%, 7/1/03. . . . . . . .         20,620,973              20,620,973
         Security Life of Denver
          Insurance Co.,                        8,000,000
          1.42%, 7/24/03 . . . . . . .                                  8,000,000

                                                                   --------------
                                                                       53,620,973
                                                                   --------------
         TIME DEPOSIT (0.0%)

         J.P. Morgan Chase Nassau,                170,019                 170,019
          0.58%, 7/1/03. . . . . . . .                             --------------
         U.S. GOVERNMENT (6.3%)

         Federal Home Loan                    130,200,000             130,198,192
          (Discount Note), 7/1/03. . .                             --------------
         TOTAL SHORT-TERM DEBT
          SECURITIES (8.9%)
          (Amortized Cost $183,989,184)                               183,989,184
                                                                   --------------
         TOTAL INVESTMENTS BEFORE OPTIONS
          WRITTEN (102.7%)
          (Cost/Amortized Cost $2,103,420,596)                      2,129,672,614
                                                                   --------------
                                                NUMBER OF
                                              CONTRACTS(C)
                                              ---------------

         OPTIONS WRITTEN:

         CALL OPTIONS (0.0%)*
         Wyeth (d)
          July @ $45.00
          (Premiums Received $502,476)             (5,000 )              (750,000)
                                                                   --------------
         TOTAL INVESTMENTS AFTER OPTIONS
          WRITTEN (102.7%)
          (Cost/Amortized Cost $2,102,918,120)                      2,128,922,614
         OTHER ASSETS LESS LIABILITIES

          (-2.7%). . . . . . . . . . .                                (55,903,023)

                                                                   --------------
         NET ASSETS (100%) . . . . . .                             $2,073,019,591
                                                                   ==============

---------
*   Non-income producing.
/\  All, or a portion of security out on loan (See Note 1).
    Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may also be resold to qualified institutional buyers. At June 30, 2003, these securities amounted to $6,789,531 or 0.3% of net assets.
(a) Fully or partially pledged as collateral on written call options
(c) One contract relates to 100 shares.
(d) Covered call option contracts written in connection with securities held.

  Glossary:
  ADR-- American Depositary Receipt

EQ ADVISORS TRUST
EQ/ALLIANCE GROWTH AND INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

Options written for the period ended June 30, 2003, were as follows:

                                                                       TOTAL          TOTAL
                                                                     NUMBER OF      PREMIUMS
                                                                     CONTRACTS      RECEIVED
                                                                    ------------   -----------
Options Outstanding -- January 1, 2003. . . . . . . . . . . . . .          --      $        --
Options Written . . . . . . . . . . . . . . . . . . . . . . . . .      19,000        2,135,563
Options Terminated in Closing Purchase Transactions . . . . . . .          --               --
Options Expired . . . . . . . . . . . . . . . . . . . . . . . . .          --               --
Options Exercised . . . . . . . . . . . . . . . . . . . . . . . .     (14,000)      (1,633,087)
                                                                      -------      -----------
Options Outstanding -- June 30, 2003. . . . . . . . . . . . . . .       5,000      $   502,476
                                                                      =======      ===========

Investment security transactions for the six months ended June 30, 2003 were as follows:

COST OF PURCHASES:
Stocks and long-term
 corporate debt
 securities . . . . .                  $  445,471,955
NET PROCEEDS OF SALES
 AND REDEMPTIONS:
Stocks and long-term
 corporate debt
 securities . . . . .                     468,065,197

As of June 30, 2003, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross
 unrealized
 appreciation . . . .                  $  142,903,066
Aggregate gross
 unrealized
 depreciation . . . .                    (116,651,048)
                                       --------------
Net unrealized
 appreciation . . . .                  $   26,252,018
                                       ==============
Federal income tax
 cost of investments.                  $2,103,420,596
                                       ==============

At June 30, 2003, the Portfolio had loaned securities with a total value $52,213,576 which was secured by collateral of $53,620,973 (Note 1).

For the six months ended June 30, 2003, the Portfolio incurred approximately $63,535 as brokerage commissions with Bernstein
(Sanford C.) & Co., Inc., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $171,727,356 which expires in the year 2010.

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2003 (Unaudited)

                                                PRINCIPAL               VALUE
                                                  AMOUNT               (NOTE 1)
-----------------------------------------------------------------------------------
         LONG-TERM DEBT SECURITIES:
         FINANCIALS (98.9%)
         COLLATERALIZED MORTGAGE OBLIGATIONS (6.4%)
         Asset Securitization Corp.,
          Series 97-MD7 A1B
          7.41%, 1/13/30. . . . . . . .      $    3,750,000        $    4,109,782
         Banc of America
          Commercial Mortgage, Inc.,
          Series 02-2 XP IO
          2.04%, 7/11/43(S)(l). . . . .          35,000,000             3,224,550
         Bear Stearns Commercial
          Mortgage Securities,
          Series 03-T10 X2
          1.43%, 3/13/40(S)(l). . . . .          71,800,000             5,131,546
         Countrywide Alternative Loan
          Trust,
          Series 02-4 2A1
          7.00%, 5/25/32. . . . . . . .           2,409,162             2,450,250
         Countrywide Home Loans, Series
          01-HYB2 3A1
          5.61%, 9/19/31 (l). . . . . .           7,320,511             7,433,349
         Credit Suisse First Boston
          Mortgage Securities Corp.,
          Series 01-CP4 ACP IO
          1.09%, 12/15/35(S)(l) . . . .         128,000,000             5,419,520
          First Union National Bank
          Commercial Mortgage, Series
          00-C2 IO
          1.46%, 10/15/32(S)(l) . . . .              14,402                   968
         GE Capital Commercial Mortgage
          Corp.,
          Series 02-2A X1 IO
          0.32%, 8/11/36(S)(l). . . . .          74,492,447             3,033,124
         Morgan Stanley Capital I,
          Series 03-1Q4 X1
          0.21%, 5/15/40(S)(l). . . . .         144,000,000             4,914,720
         Nomura Asset Securities Corp.,
          Series 98-D6 PS1 IO
          1.54%, 3/15/30 (l). . . . . .          65,513,795             4,623,964
         Structured Asset Securities Corp.,
          Series 02-11A 1A1
          2.91%, 6/25/32 (l). . . . . .           4,226,729             4,175,921
          Series 02-16A 1A1
          4.15%, 8/25/32 (l). . . . . .           4,245,449             4,371,539
          Series 02-RM1 A
          1.68%, 10/25/37(S)(l) . . . .           5,607,097             5,585,005
          Series 03-2O A
          2.20%, 6/25/33. . . . . . . .           5,000,000             5,160,950
          Series 03-7H A11
          6.00%, 3/25/33. . . . . . . .           9,473,544             9,713,096

                                                                   --------------
                                                                       69,348,284
                                                                   --------------
         U.S. GOVERNMENT (43.9%)
         U.S. Treasury Bonds
          10.38%, 11/15/09 /\  . . . .           35,000,000            39,321,695
          12.00%, 8/15/13 /\ . . . . .           10,000,000            14,532,420
          6.25%, 5/15/30 /\  . . . . .           10,000,000            12,449,220
         U.S. Treasury Notes
          2.00%, 11/30/04 /\ . . . . .           24,700,000            24,993,313
          2.00%, 5/15/06 /\  . . . . .           47,540,000            48,045,113
          4.38%, 5/15/07 . . . . . . .           12,000,000            13,036,872
          3.25%, 8/15/07 /\  . . . . .          125,010,000           130,464,562
          3.00%, 11/15/07 /\ . . . . .           31,000,000            31,976,004
          3.00%, 2/15/08 /\  . . . . .           25,000,000            25,725,575
          5.00%, 2/15/11 /\  . . . . .           36,000,000            40,408,596
          4.00%, 11/15/12 /\ . . . . .              500,000               520,293
          3.88%, 2/15/13 /\  . . . . .           75,450,000            77,639,785
          3.63%, 5/15/13 /\  . . . . .           17,500,000            17,636,710

                                                                   --------------
                                                                      476,750,158
                                                                   --------------
         U.S. GOVERNMENT AGENCIES (48.6%)
         Federal Home Loan Mortgage
          Corp.
          4.50%, 7/23/07. . . . . . . .          18,500,000            19,101,028
          3.50%, 9/15/07 /\ . . . . . .          47,000,000            49,134,787
          5.50%, 6/15/12. . . . . . . .           2,840,090                63,902
          5.00%, 3/15/13. . . . . . . .          10,243,150               653,001
          5.50%, 3/15/15. . . . . . . .           4,035,758             4,109,313
          5.50%, 10/15/15 . . . . . . .           8,280,400             8,645,951
          5.50%, 9/15/17. . . . . . . .           9,674,500            10,004,518
          5.00%, 4/15/18. . . . . . . .          11,949,198            12,005,576
          5.75%, 4/15/23. . . . . . . .          10,985,180            11,403,735
          6.00%, 2/15/26. . . . . . . .           6,075,000             6,202,966
          6.00%, 1/15/29. . . . . . . .           5,511,000             5,818,900
          6.50%, 3/15/31. . . . . . . .           6,869,000             7,179,204
          4.50%, 7/15/18 TBA. . . . . .          17,000,000            17,350,625
          6.00%, 7/15/18 TBA. . . . . .          14,120,000            14,684,800
         Federal National Mortgage
          Association
          5.25%, 4/15/07 /\  . . . . .           29,800,000            33,119,124
          3.50%, 10/15/07 /\ . . . . .            7,000,000             7,144,137
          5.75%, 2/15/08 /\  . . . . .           29,800,000            34,000,846
          5.38%, 11/15/11 /\ . . . . .           21,075,000            23,703,664
          5.00%, 3/25/12. . . . . . . .           9,920,000               566,247
          5.00%, 12/25/14 . . . . . . .           8,917,998             9,052,376
          5.00%, 5/25/18. . . . . . . .           9,781,772             9,812,961
          6.00%, 6/25/19. . . . . . . .           3,231,000             3,358,218
          5.50%, 8/25/21. . . . . . . .           7,112,203               377,011
          6.00%, 8/25/21. . . . . . . .           8,201,000             8,521,469
          5.50%, 8/25/22. . . . . . . .          12,806,000               976,458
          6.00%, 11/25/27 . . . . . . .           4,622,000             4,735,037
          6.00%, 3/25/29. . . . . . . .           5,896,000             6,043,610
          6.00%, 4/25/31. . . . . . . .          12,171,933            12,430,449
          5.50%, 12/25/31 . . . . . . .           4,564,876               482,873
          5.45%, 3/1/32 (l) . . . . . .          15,357,246            15,896,699
          5.48%, 6/1/32 (l) . . . . . .          17,369,692            17,941,614
          2.90%, 10/25/42 . . . . . . .           5,084,000             5,143,584
          4.50%, 7/25/18 TBA. . . . . .          73,964,000            75,443,280
          5.50%, 7/25/18 TBA. . . . . .          32,995,000            34,263,262
         Government National Mortgage
          Association
          9.00%, 12/15/09 . . . . . . .           4,245,815             4,608,444
          6.50%, 4/15/31. . . . . . . .          28,324,783            29,741,023
          7.50%, 3/15/32. . . . . . . .          21,598,191            22,948,078

                                                                   --------------
                                                                      526,668,770
                                                                   --------------
          TOTAL FINANCIALS  . . . . . .                             1,072,767,212
                                                                   --------------
         TOTAL LONG-TERM DEBT SECURITIES
           (98.9%)
          (Cost $1,061,820,045) . . . .                             1,072,767,212
                                                                   --------------
         SHORT-TERM DEBT SECURITIES:
         REPURCHASE AGREEMENTS (13.9%)
         Goldman Sachs Group
          1.24%, dated 6/30/03, due
          7/1/03 (k). . . . . . . . . .          75,000,000            75,000,000
         Morgan Stanley

          1.08%, dated 6/30/03, due              75,377,000            75,377,000
          7/1/03 (k). . . . . . . . . .                            --------------
          TOTAL REPURCHASE AGREEMENTS .                               150,377,000
                                                                   --------------
         SHORT TERM INVESTMENTS OF CASH COLLATERAL
          FOR SECURITIES LOANED (17.0%)
         Allstate Corp.
          1.46%, 8/1/03 . . . . . . . .          12,143,000            12,143,000

EQ ADVISORS TRUST
EQ/ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2003 (Unaudited)

                                                PRINCIPAL               VALUE
                                                  AMOUNT              (NOTE 1)
-----------------------------------------------------------------------------------
         General Electric Capital Corp.

          1.22%, 7/1/03 . . . . . . . .        $  4,499,550       $     4,499,550
         Merrill Lynch Securities
          1.44%, 7/1/03 . . . . . . . .          30,000,000            30,000,000
         Nomura Securities
          1.29%, 7/1/03 . . . . . . . .          38,341,069            38,341,069
          1.42%, 7/1/03 . . . . . . . .         100,000,000           100,000,000

                                                                   --------------
                                                                      184,983,619
                                                                   --------------
         TIME DEPOSIT (0.0%)
         J.P. Morgan Chase Nassau,
          0.58%, 7/1/03 . . . . . . . .              19,293                19,293
                                                                   --------------
         TOTAL SHORT-TERM DEBT
          SECURITIES (30.9%)
          (Amortized Cost $335,379,912)                               335,379,912
                                                                   --------------
         TOTAL INVESTMENTS (129.8%)
          (Cost/Amortized Cost $1,397,199,957)                      1,408,147,124

         OTHER ASSETS LESS LIABILITIES                               (323,643,942)

          (-29.8%)  . . . . . . . . . .                            --------------
         NET ASSETS (100%)  . . . . . .                            $1,084,503,182
                                                                   ==============

--------------------------------------------------------------------------------

/\  All, or a portion of security out on loan (See Note 1).
(S) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2003, these securities amounted to $27,309,433 or 2.5% of net assets.
(k) The repurchase agreements are fully collateralized by U.S.
    government and/or agency obligations based on market prices at the date of the Statement of Assets and Liabilities
    (See Note 1).
(l) Floating Rate Security. Rate disclosed is as of June 30, 2003.

  Glossary:
  IO-- Interest only
  TBA-- Security is subject to delayed delivery.

--------------------------------------------------------------------------------

Investment security transactions for the six months ended June 30, 2003 were as follows:

COST OF PURCHASES:
Stocks and long-term
 corporate debt
 securities . . . . .                  $  332,208,057
U.S. Government
 securities . . . . .                   1,912,037,158
NET PROCEEDS OF SALES
 AND REDEMPTIONS:
Stocks and long-term
 corporate debt
 securities . . . . .                     190,983,403
U.S. Government
 securities . . . . .                   1,834,720,166

As of June 30, 2003, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross
 unrealized
 appreciation . . . .                  $   14,449,493
Aggregate gross
 unrealized
 depreciation . . . .                      (3,502,326)
                                       --------------
Net unrealized
 appreciation . . . .                  $   10,947,167
                                       ==============
Federal income tax
 cost of investments.                  $1,397,199,957
                                       ==============

At June 30, 2003, the Portfolio had loaned securities with a total value $510,023,646 which was secured by collateral of $520,161,413 (Note 1).

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/ALLIANCE INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2003 (Unaudited)

                                                 NUMBER                VALUE
                                                OF SHARES            (NOTE 1)
--------------------------------------------------------------------------------
         COMMON STOCKS:
         AUSTRALIA (1.2%)
         Australia & New Zealand Banking
          Group Ltd.. . . . . . . . . .            707,900        $    8,835,160
         BHP Billiton Ltd.. . . . . . .            328,000             1,900,569
         Qantas Airways Ltd.. . . . . .            451,200               989,494
         Westpac Banking Corp.. . . . .            313,144             3,412,665

                                                                  --------------
                                                                      15,137,888
                                                                  --------------
         AUSTRIA (0.4%)
         OMV AG . . . . . . . . . . . .             45,500             5,466,416
                                                                  --------------
         BELGIUM (0.9%)
         Agfa Gevaert N.V. /\ . . . . .            168,000             3,567,162
         Delhaize Group* /\ . . . . . .             86,600             2,635,362
         KBC Bankverzekeringsholding /\            137,135             5,384,235

                                                                  --------------
                                                                      11,586,759
                                                                  --------------
         CANADA (2.5%)
         Bank of Nova Scotia /\ . . . .            262,600            11,615,279
         Magna International, Inc.,
          Class A . . . . . . . . . . .             92,953             6,206,900
         Petro-Canada . . . . . . . . .            175,100             6,953,741
         Royal Bank of Canada /\  . . .            145,400             6,140,241

                                                                  --------------
                                                                      30,916,161
                                                                  --------------
         DENMARK (0.1%)
         Danske Bank A/S. . . . . . . .             62,600             1,219,085
                                                                  --------------
         FINLAND (2.1%)
         Fortum OYJ /\. . . . . . . . .            749,100             6,004,431
         Nokia OYJ /\ . . . . . . . . .          1,090,173            17,952,344
         Stora Enso OYJ /\. . . . . . .            259,100             2,895,055

                                                                  --------------
                                                                      26,851,830
                                                                  --------------
         FRANCE (14.7%)
         Alcatel S.A.* /\ . . . . . . .            883,800             7,967,100
         Assurances Generales de France /\         322,600            13,288,389

         Aventis S.A. /\  . . . . . . .            158,031             8,694,509
         BNP Paribas S.A. /\  . . . . .            600,969            30,538,095
         Carrefour S.A. /\  . . . . . .             52,312             2,563,907
         Companhie de Saint-Gobain /\ .            158,320             6,230,551
         France Telecom S.A.. . . . . .            479,700            11,766,507
         L'Oreal S.A. /\  . . . . . . .            250,298            17,648,278
         LVMH Moet Hennessy Louis
          Vuitton S.A. /\ . . . . . . .            277,606            13,768,564
         Orange S.A.* . . . . . . . . .            662,870             5,884,160
         Peugeot S.A. /\  . . . . . . .            151,602             7,364,138
         Sanofi-Synthelabo S.A. /\  . .            300,381            17,592,162
         Schneider Electric S.A. /\ . .            132,014             6,206,467
         Societe Generale, Class A /\ .            155,900             9,882,385
         Societe Television Francaise .            102,300             3,148,379
         Total S.A. /\  . . . . . . . .            149,653            22,616,110

                                                                  --------------
                                                                     185,159,701
                                                                  --------------
         GERMANY (7.7%)
         Adidas-Salomon AG/\ . . . . . .            17,400             1,486,616
         Altana AG/\ . . . . . . . . . .           282,969            17,709,731
         AMB Generali Holding AG/\ . . .            68,500             4,412,960
         Bayerische Motoren Werke (BMW)
          AG /\ . . . . . . . . . . . .            356,549            13,695,943
         E.On AG /\ . . . . . . . . . .            142,400             7,301,432
         Hannover Rueckversicherungs AG /\         215,070             5,556,981

         HeidelbergCement AG* /\  . . .            157,933             3,451,344
         Infineon Technologies AG*. . .            671,400             6,453,323
         Merck KGaA . . . . . . . . . .             91,175             2,618,581
         RWE AG . . . . . . . . . . . .            118,940             3,592,198
         SAP AG /\  . . . . . . . . . .            115,148            13,487,553
         Schering AG /\ . . . . . . . .             56,454             2,755,245
         Siemens AG . . . . . . . . . .             88,500             4,334,499

         Volkswagen AG /\ . . . . . . .            238,000            10,003,101

                                                                  --------------
                                                                      96,859,507
                                                                  --------------
         HONG KONG (0.5%)
         Johnson Electric Holdings Ltd.          2,497,500             3,090,589
         Li & Fung Ltd. . . . . . . . .          2,401,000             3,094,330

         New World Development                         427                   165

          Co. Ltd.. . . . . . . . . . .                           --------------
                                                                       6,185,084
                                                                  --------------
         IRELAND (3.9%)
         Allied Irish Banks plc . . . .             12,847               193,116
         Allied Irish Banks plc
          (London listing). . . . . . .          1,571,478            23,478,059
         Bank of Ireland. . . . . . . .            759,300             9,164,161
         CRH plc (London Exchange). . .            982,582            15,469,734
         CRH plc (Dublin Exchange). . .              7,503               117,610

                                                                  --------------
                                                                      48,422,680
                                                                  --------------
         ITALY (3.2%)
         Banca Intesa S.p.A. /\ . . . .          2,182,225             6,979,130
         Banca Popolare Di Verona e
          Novara Scrl . . . . . . . . .             66,000               901,919
         ENI S.p.A. /\  . . . . . . . .          1,770,350            26,774,508
         Parmalat Finanziaria S.p.A. /\          1,687,500             5,309,712

                                                                  --------------
                                                                      39,965,269
                                                                  --------------
         JAPAN (20.2%)
         Canon, Inc.. . . . . . . . . .            894,000            41,023,860
         Daiichi Pharmaceutical Co.,
          Ltd.. . . . . . . . . . . . .            311,000             4,050,835
         Daikin Industries Ltd. /\  . .            410,000             7,529,044
         Daiwa House Industry Co., Ltd. /\         640,000             4,402,582

         Fujisawa Pharmaceutical
          Co., Ltd. . . . . . . . . . .            281,000             5,265,459
         Funai Electric Co., Ltd. . . .             57,800             6,450,302
         Hitachi Ltd. . . . . . . . . .          1,348,000             5,714,195
         Honda Motor Co., Ltd.. . . . .            442,100            16,752,488
         Hoya Corp. . . . . . . . . . .            223,300            15,379,480
         Keyence Corp.. . . . . . . . .             56,300            10,315,220
         Kyushu Electric Power Co., Inc.             5,400                84,052
         Mitsubishi Corp. /\  . . . . .             15,000               104,060
         Mitsui O.S.K. Lines Ltd. /\  .          1,767,000             5,371,268
         Nippon Meat Packers, Inc.  . .            637,000             6,015,890
         Nippon Telegraph & Telephone
          Corp. . . . . . . . . . . . .                169               662,911
         Nissan Motor Co., Ltd. /\  . .          1,585,000            15,153,696
         Nitto Denko Corp.. . . . . . .            101,200             3,312,230
         Oji Paper Co., Ltd.. . . . . .            295,000             1,289,819
         Pioneer Corp.. . . . . . . . .            244,700             5,502,311
         Promise Co., Ltd.. . . . . . .            196,900             7,362,740
         Ricoh Co., Ltd.. . . . . . . .            874,000            14,280,974
         Secom Co., Ltd.. . . . . . . .                100                 2,932
         Seiko Epson Corp. /\ . . . . .             27,200               808,695
         Shin-Etsu Chemical Co., Ltd. .            572,600            19,551,614
         SMC Corp. /\ . . . . . . . . .            136,000            11,450,843
         Sumitomo Corp. /\  . . . . . .            136,000               627,474
         Takeda Chemical Industries,
          Ltd.. . . . . . . . . . . . .            526,700            19,431,863
         Takefuji Corp. /\  . . . . . .            158,600             8,228,840
         Tanabe Seiyaku Co., Ltd. . . .            448,000             3,007,187
         Tohoku Electric Power Co., Inc.           319,100             4,719,730
         Tokyo Electron, Ltd. . . . . .            101,900             4,828,740
         Toyota Motor Corp. . . . . . .             77,500             2,007,287
         Uny Co., Ltd.. . . . . . . . .            446,000             3,840,633

                                                                  --------------
                                                                     254,529,254
                                                                  --------------
         KOREA (0.8%)
         Samsung Electronics Co., Ltd..              6,900             2,050,649
         Samsung Electronics Co.,
          Ltd.  (GDR) /\. . . . . . . .             51,400             7,645,750

EQ ADVISORS TRUST
EQ/ALLIANCE INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2003 (Unaudited)

                                                 NUMBER                VALUE
                                                OF SHARES            (NOTE 1)
--------------------------------------------------------------------------------
                                                                 $
         SK Telecom Co., Ltd. (ADR) /\.             32,560               614,081
                                                                  --------------
                                                                      10,310,480
                                                                  --------------
         LUXEMBOURG (0.9%)
         Arcelor. . . . . . . . . . . .            977,258            11,379,516
                                                                  --------------
         NETHERLANDS (3.3%)
         ABN Amro Holdings N.V. . . . .            364,215             6,963,838
         ASML Holding N.V.* . . . . . .            389,370             3,697,810
         DSM N.V. . . . . . . . . . . .            299,700            12,637,641
         ING Groep N.V. /\  . . . . . .            471,068             8,184,631
         Royal Dutch Petroleum Co.. . .            221,800            10,295,192
                                                                  --------------
                                                                      41,779,112
                                                                  --------------
         NORWAY (0.2%)
         Norske Skogindustrier ASA. . .            129,395             1,935,978
                                                                  --------------
         SINGAPORE (0.1%)
         Singapore Airlines, Ltd. . . .            293,000             1,730,380
                                                                  --------------
         SPAIN (2.2%)
         Altadis S.A. (Registered) /\ .             65,000             1,666,035
         Banco Santander Central Hispano
          S.A.. . . . . . . . . . . . .            415,000             3,636,212
         Grupo Dragados S.A. /\ . . . .            369,064             7,429,511
         Iberdrola S.A. /\  . . . . . .            242,200             4,194,228
         Telefonica S.A.* . . . . . . .            941,698            10,933,001
                                                                  --------------
                                                                      27,858,987
                                                                  --------------
         SWEDEN (1.8%)
         Autoliv, Inc.. . . . . . . . .            255,500             6,878,275
         Electrolux AB, Class B . . . .            394,600             7,788,531
         Svenska Cellulosa AB, Class B.            228,300             7,800,180
                                                                  --------------
                                                                      22,466,986
                                                                  --------------
         SWITZERLAND (4.6%)
         Credit Suisse Group. . . . . .            340,230             8,954,413
         Givaudan . . . . . . . . . . .              9,090             3,825,108
         Novartis AG (Registered) . . .            498,963            19,744,134
         STMicroelectronics N.V. /\ . .            233,661             4,899,633
         Swiss Reinsurance. . . . . . .            285,057            15,793,827
         UBS AG . . . . . . . . . . . .             84,500             4,700,509
                                                                  --------------
                                                                      57,917,624
                                                                  --------------
         UNITED KINGDOM (25.0%)
         Abbey National plc . . . . . .            443,200             3,440,960
         AstraZeneca plc. . . . . . . .            168,775             6,767,599
         Aviva plc. . . . . . . . . . .          2,021,734            14,036,808
         BHP Billiton plc . . . . . . .            561,659             2,956,539
         BP plc . . . . . . . . . . . .          1,397,636             9,692,192
         British American Tobacco plc .            416,100             4,720,529
         British Sky Broadcasting plc*.          1,871,744            20,740,187
         Cable & Wireless plc . . . . .          1,750,000             3,263,147
         Capita Group plc . . . . . . .          2,824,899            10,534,928
         Diageo plc . . . . . . . . . .            175,753             1,876,408
         Electrocomponents plc. . . . .            671,400             3,595,144
         GlaxoSmithKline plc. . . . . .            896,700            18,096,469
         Hilton Group plc . . . . . . .            840,200             2,551,060
         Intercontinental Hotels
          Group plc*. . . . . . . . . .            813,898             5,775,089
         Kelda Group plc. . . . . . . .            435,200             3,070,048
         Lloyds TSB Group plc . . . . .          1,061,500             7,536,350
         Mitchells & Butlers plc. . . .            189,598               731,317
         mm02 plc*. . . . . . . . . . .          1,535,400             1,437,830
         Next plc . . . . . . . . . . .            524,853             8,890,309
         Pearson plc. . . . . . . . . .            140,000             1,307,569
         Persimmon plc. . . . . . . . .            611,200             4,810,851
         Reckitt Benckiser plc. . . . .            865,992            15,890,548
         Rexam plc. . . . . . . . . . .            674,163             4,238,480
         Royal & Sun Alliance Insurance
          Group plc . . . . . . . . . .            614,400             1,406,709
         Royal Bank of Scotland
          Group plc . . . . . . . . . .          1,048,430            29,410,917
         Safeway plc. . . . . . . . . .          1,995,100             8,477,389
         Shell Transport & Trading Co.
          plc . . . . . . . . . . . . .          1,418,454             9,362,578
         Shire Pharmaceuticals
          Group plc*. . . . . . . . . .            409,800             2,704,906
         Signet Group plc . . . . . . .          1,700,000             2,531,724
         Smith & Nephew plc . . . . . .            707,450             4,065,436
         Smiths Group plc . . . . . . .            334,800             3,883,837
         Standard Chartered Bank plc. .          1,338,166            16,252,045
         Tesco plc. . . . . . . . . . .          4,412,671            15,964,722
         Trinity Mirror plc . . . . . .            281,500             1,995,087
         Vodafone Group plc . . . . . .         23,742,213            46,425,838
         Whitbread plc. . . . . . . . .            657,190             7,352,598
         Wimpey (George) plc. . . . . .          1,003,383             4,884,375
         WPP Group plc. . . . . . . . .            620,400             4,862,791
                                                                  --------------
                                                                     315,541,313
                                                                  --------------
         TOTAL COMMON STOCKS (96.3%)
          (Cost $1,161,926,606) . . . .                            1,213,220,010
                                                                  --------------

         PREFERRED STOCKS:
         GERMANY (0.9%)
         Porsche AG . . . . . . . . . .             26,433            11,140,101
         Volkswagen AG /\ . . . . . . .             11,210               332,125
                                                                  --------------
         TOTAL PREFERRED STOCKS (0.9%)
          (Cost $9,822,966) . . . . . .                               11,472,226
                                                                  --------------
         RIGHTS:
         GERMANY (0.0%)

         HeidelbergCement AG*                      157,933               480,613
          (Cost $0) . . . . . . . . . .                           --------------

                                                 NUMBER
                                               OF WARRANTS
                                               -------------

         WARRANTS:
         TAIWAN (0.4%)
         Taiwan Semiconductor
          Manufacturing Co., Ltd.,
          expiring 1/9/04*(S)                    3,027,820
          (Cost $3,828,678) . . . . . .                                4,986,820
                                                                  --------------
                                                PRINCIPAL
                                                 AMOUNT
                                               -------------

         SHORT-TERM DEBT SECURITIES:
         TIME DEPOSIT (1.7%)

         J.P. Morgan Chase Nassau,             $21,262,118
          0.58%, 7/1/03 . . . . . . . .                               21,262,118
                                                                  --------------
         SHORT TERM INVESTMENTS OF CASH COLLATERAL
          FOR SECURITIES LOANED (21.4%)
         Nomura Securities,
          1.29%, 7/1/03 . . . . . . . .             80,190                80,190
          1.42%, 7/1/03 . . . . . . . .        100,000,000           100,000,000

         Merrill Lynch Securities              170,000,000           170,000,000
          1.44%, 7/1/03 . . . . . . . .                           --------------
                                                                     270,080,190
                                                                  --------------
         TOTAL SHORT-TERM DEBT SECURITIES (23.1%)
          (Amortized Cost $291,342,308)                              291,342,308
                                                                  --------------
         TOTAL INVESTMENTS (120.7%)
          (Cost/Amortized Cost $1,466,920,558)                     1,521,501,977

         OTHER ASSETS LESS LIABILITIES                              (261,434,241)
          (-20.7%). . . . . . . . . . .                           --------------
         NET ASSETS (100%)  . . . . . .                           $1,260,067,736
                                                                  ==============

EQ ADVISORS TRUST
EQ/ALLIANCE INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------
MARKET SECTOR DIVERSIFICATION
As a Percentage of Total Equity Investments

Consumer Discretionary . . . . . . . . .     15.7%
Consumer Staples . . . . . . . . . . . .      6.7
Energy . . . . . . . . . . . . . . . . .      7.9
Financials . . . . . . . . . . . . . . .     23.1
Health Care. . . . . . . . . . . . . . .     10.8
Industrials. . . . . . . . . . . . . . .      7.0
Information Technology . . . . . . . . .     13.2
Materials. . . . . . . . . . . . . . . .      7.2
Telecommunications Services. . . . . . .      6.5
Utilities. . . . . . . . . . . . . . . .      1.9
                                            -----
                                            100.0%
                                            =====

--------------------------------------------------------------------------------
*   Non-income producing.
/\  All, or a portion of security out on loan (See Note 1).
(S) Securities exempt from registration under Rule 144A of the Securities
    Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2003, these securities amounted to $4,986,820 or 0.4% of net assets.

  Glossary:
  ADR-- American Depositary Receipt
  GDR-- Global Depositary Receipt

--------------------------------------------------------------------------------

At June 30, 2003 the Portfolio had the following futures contracts open: (Note
1)

                            NUMBER OF  EXPIRATION    ORIGINAL    VALUE AT    UNREALIZED
PURCHASE                    CONTRACTS     DATE        VALUE      6/30/03    APPRECIATION
--------                    ---------  -----------  ----------  ----------  -------------
TOPIX Index . . . . . . . .    62      November-03  $4,676,876  $4,725,538    $48,662

Investment security transactions for the six months ended June 30, 2003 were as follows:

COST OF PURCHASES:
Stocks and long-term
 corporate debt
 securities . . . . .                  $  409,905,188
NET PROCEEDS OF SALES
 AND REDEMPTIONS:
Stocks and long-term
 corporate debt
 securities . . . . .                     290,624,123

As of June 30, 2003, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross
 unrealized
 appreciation . . . .                  $  111,698,222
Aggregate gross
 unrealized
 depreciation . . . .                     (57,116,803)
                                       --------------
Net unrealized
 appreciation . . . .                  $   54,581,419
                                       ==============
Federal income tax
 cost of investments.                  $1,466,920,558
                                       ==============

At June 30, 2003, the Portfolio had loaned securities with a total value $257,147,371 which was secured by collateral of $271,244,168 (Note 1).

The Portfolio has a net capital loss carryforward of $459,201,153, of which $123,523,367 expires in the year 2008, $299,919,065 expires in the year 2009, and $35,758,721 expires in the year 2010.

Included in the capital loss carryforward amounts above are $396,478,116 of losses acquired from EQ/Alliance Global Portfolio as a result of the reorganizations as discussed in Note 8. Certain capital loss carryforwards may be subject to limitations on use persuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use.

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/ALLIANCE PREMIER GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2003 (Unaudited)

                                                   NUMBER OF             VALUE
                                                     SHARES             (NOTE 1)
-----------------------------------------------------------------------------------
         COMMON STOCKS:
         CONSUMER DISCRETIONARY (23.2%)
         AUTOMOBILES (0.7%)


         Harley-Davidson, Inc.. . . . . . .           114,600       $   4,567,956
                                                                     ------------
         DEPARTMENT STORES (3.2%)
         Kohl's Corp.*. . . . . . . . . . .           412,700          21,204,526
                                                                     ------------
         GENERAL MERCHANDISE STORES (4.3%)
         Target Corp. . . . . . . . . . . .           181,600           6,871,744
         Wal-Mart Stores, Inc.. . . . . . .           407,100          21,849,057

                                                                     ------------
                                                                       28,720,801
                                                                     ------------
         HOME IMPROVEMENT RETAIL (3.7%)
         Lowe's Cos., Inc.. . . . . . . . .           583,000          25,039,850
                                                                     ------------
         MEDIA (9.7%)
         Clear Channel
          Communications, Inc.* . . . . . .           300,300          12,729,717
         Comcast Corp., Special Class A* /\           705,600          20,342,448
         Gannett Co., Inc.. . . . . . . . .            58,700           4,508,747
         Viacom, Inc., Class B* . . . . . .           637,554          27,835,607

                                                                     ------------
                                                                       65,416,519
                                                                     ------------
         SPECIALTY STORES (1.6%)
         Bed Bath & Beyond, Inc.* . . . . .           270,200          10,486,462
                                                                     ------------
          TOTAL CONSUMER DISCRETIONARY  . .                           155,436,114
                                                                     ------------
         CONSUMER STAPLES (4.4%)
         BEVERAGES (1.1%)
         Anheuser-Busch Cos., Inc.. . . . .           139,000           7,095,950
                                                                     ------------
         DRUG RETAIL (1.4%)
         Walgreen Co. . . . . . . . . . . .           309,200           9,306,920
                                                                     ------------
         HOUSEHOLD PRODUCTS (1.8%)
         Colgate-Palmolive Co.. . . . . . .            59,200           3,430,640
         Procter & Gamble Co. . . . . . . .            99,400           8,864,492

                                                                     ------------
                                                                       12,295,132
                                                                     ------------
         PERSONAL PRODUCTS (0.1%)
         Avon Products, Inc.. . . . . . . .            15,000             933,000
                                                                     ------------
          TOTAL CONSUMER STAPLES  . . . . .                            29,631,002
                                                                     ------------
         FINANCIALS (23.5%)
         BANKS (1.2%)
         Bank One Corp. . . . . . . . . . .           105,800           3,933,644
         Fifth Third Bancorp. . . . . . . .            71,600           4,105,544

                                                                     ------------
                                                                        8,039,188
                                                                     ------------
         DIVERSIFIED FINANCIALS (16.2%)
         Citigroup, Inc.. . . . . . . . . .           682,500          29,211,000
         Fannie Mae . . . . . . . . . . . .           119,100           8,032,104
         Freddie Mac. . . . . . . . . . . .           178,300           9,052,291
         Goldman Sachs Group, Inc.. . . . .            91,000           7,621,250
         MBNA Corp. . . . . . . . . . . . .         1,547,700          32,254,068
         Merrill Lynch & Co., Inc.. . . . .           136,300           6,362,484
         Morgan Stanley . . . . . . . . . .           180,300           7,707,825
         SLM Corp.. . . . . . . . . . . . .           219,300           8,589,981

                                                                     ------------
                                                                      108,831,003
                                                                     ------------
         INSURANCE (6.1%)
         American International Group, Inc.           491,100          27,098,898

         Progressive Corp.. . . . . . . . .           142,600          10,424,060
         Travelers Property Casualty Corp.,
          Class A . . . . . . . . . . . . .           194,100           3,086,190

                                                                     ------------
                                                                       40,609,148
                                                                     ------------
          TOTAL FINANCIALS  . . . . . . . .                           157,479,339
                                                                     ------------
         HEALTH CARE (20.0%)
         BIOTECHNOLOGY (2.3%)
         Amgen, Inc.* . . . . . . . . . . .           233,400          15,507,096
                                                                     ------------
         HEALTH CARE EQUIPMENT & SERVICES (9.0%)
         Boston Scientific Corp.* . . . . .            73,600           4,496,960
         Cardinal Health, Inc.. . . . . . .            75,600           4,861,080
         Medtronic, Inc.. . . . . . . . . .           418,500          20,075,445
         St. Jude Medical, Inc.*. . . . . .            35,300           2,029,750
         UnitedHealth Group, Inc. . . . . .           579,200          29,104,800

                                                                     ------------
                                                                       60,568,035
                                                                     ------------
         PHARMACEUTICALS (8.7%)
         Johnson & Johnson. . . . . . . . .           368,800          19,066,960
         Mylan Laboratories, Inc. . . . . .            43,300           1,505,541
         Pfizer, Inc. . . . . . . . . . . .           996,600          34,033,890
         Teva Pharmaceutical Industries
          Ltd. (ADR) /\ . . . . . . . . . .            61,900           3,523,967

                                                                     ------------
                                                                       58,130,358
                                                                     ------------
          TOTAL HEALTH CARE . . . . . . . .                           134,205,489
                                                                     ------------
         INDUSTRIALS (6.1%)
         AIRLINES (1.5%)
         Continental Airlines, Inc.,
          Class B* /\ . . . . . . . . . . .           115,700           1,732,029
         KLM Royal Dutch Airlines
          N.V. (ADR). . . . . . . . . . . .           331,480           2,804,321
         Northwest Airlines Corp.* /\ . . .           499,600           5,640,484

                                                                     ------------
                                                                       10,176,834
                                                                     ------------
         COMMERCIAL SERVICES & SUPPLIES (1.7%)
         First Data Corp. . . . . . . . . .           276,100          11,441,584
                                                                     ------------
         INDUSTRIAL CONGLOMERATES (2.9%)
         3M Co. . . . . . . . . . . . . . .            36,900           4,759,362
         General Electric Co. . . . . . . .           494,600          14,185,128

                                                                     ------------
                                                                       18,944,490
                                                                     ------------
          TOTAL INDUSTRIALS . . . . . . . .                            40,562,908
                                                                     ------------
         INFORMATION TECHNOLOGY (22.1%)
         APPLICATION SOFTWARE (3.1%)
         Electronic Arts, Inc.* . . . . . .            64,600           4,779,754
         Intuit, Inc.*. . . . . . . . . . .           178,000           7,926,340
         Symantec Corp.*. . . . . . . . . .           179,800           7,886,028

                                                                     ------------
                                                                       20,592,122
                                                                     ------------
         COMPUTER HARDWARE (3.1%)
         Dell Computer Corp.* . . . . . . .           656,200          20,972,152
                                                                     ------------
         INTERNET SOFTWARE & SERVICES (1.9%)
         eBay, Inc.*. . . . . . . . . . . .           122,900          12,803,722
                                                                     ------------
         NETWORKING EQUIPMENT (1.9%)
         Cisco Systems, Inc.* . . . . . . .           719,200          12,003,448
         Juniper Networks, Inc.* /\ . . . .            41,700             515,829

                                                                     ------------
                                                                       12,519,277
                                                                     ------------
         SEMICONDUCTORS (3.3%)
         Intel Corp.. . . . . . . . . . . .           564,000          11,722,176
         Maxim Integrated Products, Inc.. .           184,900           6,321,731
         Taiwan Semiconductor Manufacturing
          Co., Ltd. (ADR)* /\ . . . . . . .           395,100           3,982,608

                                                                     ------------
                                                                       22,026,515
                                                                     ------------
         SYSTEMS SOFTWARE (5.8%)
         Microsoft Corp.. . . . . . . . . .         1,337,000          34,240,570
         VERITAS Software Corp.*. . . . . .           164,900           4,727,683

                                                                     ------------
                                                                       38,968,253
                                                                     ------------
         TELECOMMUNICATIONS EQUIPMENT (3.0%)
         Nokia OYJ  (ADR) . . . . . . . . .         1,229,600          20,202,328
                                                                     ------------
          TOTAL INFORMATION TECHNOLOGY  . .                           148,084,369
                                                                     ------------
         TOTAL COMMON STOCKS (99.3%)
          (Cost $650,661,432) . . . . . . .                           665,399,221
                                                                     ------------

EQ ADVISORS TRUST
EQ/ALLIANCE PREMIER GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2003 (Unaudited)

                                                   PRINCIPAL             VALUE
                                                     AMOUNT             (NOTE 1)
-----------------------------------------------------------------------------------
         SHORT-TERM DEBT SECURITIES:
         SHORT TERM INVESTMENTS OF CASH COLLATERAL
          FOR SECURITIES LOANED (4.5%)
         Morgan Stanley, Discover,                 $                $
          1.44%, 7/1/03 . . . . . . . . . .         3,000,000           3,000,000

         Nomura Securities                         27,163,101          27,163,101
           1.29%, 7/1/03. . . . . . . . . .                          ------------
                                                                       30,163,101
                                                                     ------------
         TIME DEPOSIT(1.3%)

         J.P. Morgan Chase Nassau,                  8,811,112           8,811,112
          0.58%, 7/1/03 . . . . . . . . . .                          ------------
         TOTAL SHORT-TERM DEBT SECURITIES
          (5.8%)
          (Amortized Cost $38,974,213). . .                            38,974,213
                                                                     ------------
         TOTAL INVESTMENTS (105.1%)
          (Cost/Amortized Cost $689,635,645)                          704,373,434

         OTHER ASSETS LESS LIABILITIES                                (34,462,409)
          (-5.1%) . . . . . . . . . . . . .                          ------------
         NET ASSETS (100%)  . . . . . . . .                          $669,911,025
                                                                     ============

--------------------------------------------------------------------------------
*  Non-income producing.
/\ All, or a portion of security out on loan (See Note 1).

  Glossary:
  ADR-- American Depositary Receipt

--------------------------------------------------------------------------------
Investment security transactions for the six months ended June 30, 2003 were as follows:

COST OF PURCHASES:
Stocks and long-term
 corporate debt
 securities. . . . . .                  $317,906,565
NET PROCEEDS OF SALES
 AND REDEMPTIONS:
Stocks and long-term
 corporate debt
 securities. . . . . .                   306,909,780

As of June 30, 2003, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:


Aggregate gross
 unrealized
 appreciation. . . . .                  $ 44,650,213
Aggregate gross
 unrealized
 depreciation. . . . .                   (29,912,424)
                                        ------------
Net unrealized
 appreciation. . . . .                  $ 14,737,789
                                        ============
Federal income tax cost
 of investments. . . .                  $689,635,645
                                        ============

At June 30, 2003, the Portfolio had loaned securities with a total value $29,457,900 which was secured by collateral of $30,163,101 (Note 1).

For the six months ended June 30, 2003, the Portfolio incurred approximately $45,314 as brokerage commissions with Bernstein (Sanford C.) & Co., Inc., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $632,861,670, of which $374,280,081 expires in the year 2009 and $258,581,589 expires in the year 2010.

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/ALLIANCE QUALITY BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2003 (Unaudited)

                                                 PRINCIPAL              VALUE
                                                  AMOUNT              (NOTE 1)
-----------------------------------------------------------------------------------

         LONG-TERM DEBT SECURITIES:
         CONSUMER DISCRETIONARY (3.5%)
         APPAREL RETAIL (0.1%)
         Limited Brands, Inc.

                                                                   $
          6.95%, 3/1/33 . . . . . . . .         $    495,000              547,190
                                                                    -------------
         AUTOMOBILES (0.5%)
         DaimlerChrysler N.A. Holdings
          Corp.
          4.75%, 1/15/08. . . . . . . .            1,540,000            1,579,726
         General Motors Corp.
          8.375%, 7/15/33 . . . . . . .            1,740,000            1,709,010

                                                                    -------------
                                                                        3,288,736
                                                                    -------------
         GENERAL MERCHANDISE STORES (0.1%)
         Target Corp.
          5.875%, 3/1/12. . . . . . . .              850,000              960,557
                                                                    -------------
         HOUSEHOLD DURABLES (0.1%)
         Lennar Corp.
          5.95%, 3/1/13 . . . . . . . .              300,000              328,342
                                                                    -------------
         MEDIA (2.7%)
         AOL Time Warner, Inc.
          7.70%, 5/1/32 . . . . . . . .            1,680,000            1,961,286
         Clear Channel Communications,
          Inc.
          4.625%, 1/15/08 . . . . . . .            1,160,000            1,216,039
          4.25%, 5/15/09. . . . . . . .              935,000              946,686
         Comcast Cable Communications,
          Inc.
          6.20%, 11/15/08 . . . . . . .            2,280,000            2,567,426
         Comcast Corp.
          7.05%, 3/15/33. . . . . . . .              620,000              688,602
         COX Communications, Inc.
          7.125%, 10/1/12 . . . . . . .              720,000              859,776
         Lenfest Communications, Inc.
          8.375%, 11/1/05 . . . . . . .            1,425,000            1,608,110
         Liberty Media Corp.
          5.70%, 5/15/13. . . . . . . .            1,720,000            1,748,416
         News America, Inc.
          6.55%, 3/15/33(S) . . . . . .            1,625,000            1,728,508
         Time Warner Entertainment LP
          8.375%, 3/15/23 . . . . . . .            3,835,000            4,833,542

                                                                    -------------
                                                                       18,158,391
                                                                    -------------
          TOTAL CONSUMER DISCRETIONARY                                 23,283,216
                                                                    -------------
         CONSUMER STAPLES (0.1%)
         FOOD PRODUCTS (0.1%)
         Kellogg Co.
          2.875%, 6/1/08. . . . . . . .              980,000              973,105
                                                                    -------------
         ENERGY (1.1%)
         INTEGRATED OIL & GAS (1.0%)
         Amerada Hess Corp.
          7.875%, 10/1/29 . . . . . . .            2,135,000            2,598,506
         Conoco, Inc.
          6.95%, 4/15/29 /\ . . . . . .            1,935,000            2,328,105
         Petronas Capital Ltd.
          7.00%, 5/22/12(S) . . . . . .            1,385,000            1,602,140

                                                                    -------------
                                                                        6,528,751
                                                                    -------------
         OIL & GAS EXPLORATION & PRODUCTION (0.1%)
         Devon Energy Corp.
          7.95%, 4/15/32. . . . . . . .              395,000              508,437
                                                                    -------------
          TOTAL ENERGY  . . . . . . . .                                 7,037,188
                                                                    -------------
         FINANCIALS (79.8%)
         ASSET BACKED (0.7%)
         Citibank Credit Card Issuance Trust,
          Series 03-A7 A7

          4.15%, 7/7/17 . . . . . . . .            2,900,000            2,898,637
         Discover Card Master Trust I,
          Series 00-9 A
          6.35%, 7/15/08. . . . . . . .            1,795,000            1,988,542

                                                                    -------------
                                                                        4,887,179
                                                                    -------------
         BANKS (3.1%)
         Bank of America Corp.
          6.25%, 4/15/12. . . . . . . .            1,875,000            2,172,157
         Barclays Bank plc
          7.375%, 6/29/49(S)(l) . . . .               65,000               78,624
          8.55%, 9/29/49(S)(l). . . . .            1,870,000            2,395,969
         Great Western Financial Trust
          II, Series A
          8.206%, 2/1/27. . . . . . . .            1,760,000            2,021,819
         HSBC Capital Funding LP
          10.176%, 12/29/49 /\ (S)(l) .              790,000            1,240,784
         M&T Bank Corp.
          3.85%, 4/1/13 (l) . . . . . .              705,000              719,230
         National City Corp.
          3.20%, 4/1/08 . . . . . . . .              700,000              707,122
         RBS Capital Trust I
          4.709%, 12/29/49 (l). . . . .            2,960,000            2,962,093
         UniCredito Italiano Capital Trust II
          9.20%, 10/29/49(S)(l) . . . .            1,790,000            2,301,809
         US Bank NA Minneapolis
          6.375%, 8/1/11. . . . . . . .            2,395,000            2,795,832
         Washington Mutual Financial
          Corp.
          6.875%, 5/15/11 /\  . . . . .            2,665,000            3,159,867

                                                                    -------------
                                                                       20,555,306
                                                                    -------------
         DIVERSIFIED FINANCIALS (8.2%)
         Bear Stearns Co.
          4.00%, 1/31/08. . . . . . . .              875,000              915,282
         CIT Group, Inc.
          4.125%, 2/21/06 /\  . . . . .            1,390,000            1,438,676
          5.50%, 11/30/07 /\  . . . . .              595,000              643,701
         Citicorp
          6.375%, 11/15/08. . . . . . .            2,370,000            2,724,514
         Citigroup, Inc.
          7.25%, 10/1/10. . . . . . . .            4,545,000            5,506,792
         Conoco Funding Co.
          5.45%, 10/15/06 /\  . . . . .              990,000            1,092,836
         Countrywide Home Loans, Inc.
          4.25%, 12/19/07 . . . . . . .            1,495,000            1,570,400
         Devon Financing Corp.
          7.875%, 9/30/31 . . . . . . .              960,000            1,219,017
         Ford Motor Credit Co.
          7.375%, 10/28/09. . . . . . .            4,710,000            4,937,550
         General Electric Capital Corp.
          5.45%, 1/15/13 /\ . . . . . .            1,090,000            1,180,625
          6.75%, 3/15/32. . . . . . . .            3,920,000            4,584,695
         General Motors Acceptance Corp.

          6.875%, 9/15/11 /\  . . . . .            3,670,000            3,682,247
          8.00%, 11/1/31 /\ . . . . . .              535,000              524,923
         Goldman Sachs Group, Inc.
          5.25%, 4/1/13 /\  . . . . . .            1,205,000            1,284,854
          6.125%, 2/15/33 . . . . . . .            1,495,000            1,603,201
         Greenpoint Financial Corp.
          3.20%, 6/6/08(S)  . . . . . .            1,575,000            1,563,050
         Household Finance Corp.
          6.50%, 11/15/08 . . . . . . .            2,080,000            2,391,644
          7.00%, 5/15/12. . . . . . . .              810,000              958,756

EQ ADVISORS TRUST
EQ/ALLIANCE QUALITY BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2003 (Unaudited)

                                                 PRINCIPAL              VALUE
                                                  AMOUNT               (NOTE 1)
-----------------------------------------------------------------------------------
         J.P. Morgan Chase & Co.
                                                                   $
          3.625%, 5/1/08. . . . . . . .         $  3,290,000            3,385,854
          6.75%, 2/1/11 /\  . . . . . .            1,825,000            2,141,997
         Lehman Brothers Holdings, Inc.
          4.00%, 1/22/08. . . . . . . .            2,620,000            2,730,572
          6.625%, 1/18/12 . . . . . . .              900,000            1,055,138
         MBNA America Bank NA
          6.50%, 6/20/06. . . . . . . .            1,555,000            1,715,597
         Morgan Stanley
          7.25%, 4/1/32 . . . . . . . .            1,040,000            1,275,013
         National Rural Utilities Corp.
          7.25%, 3/1/12 /\  . . . . . .              440,000              526,845
         Sprint Capital Corp.
          6.00%, 1/15/07. . . . . . . .            1,425,000            1,531,379
          7.625%, 1/30/11 /\  . . . . .            2,145,000            2,448,402

                                                                    -------------
                                                                       54,633,560
                                                                    -------------
         FOREIGN GOVERNMENT (2.7%)
         Government of Italy
          2.50%, 3/31/06 /\ . . . . . .            6,605,000            6,733,395
         Province of Quebec
          7.50%, 9/15/29 /\ . . . . . .            2,675,000            3,565,157
         United Mexican States
          4.625%, 10/8/08 /\  . . . . .            4,570,000            4,665,970
          7.50%, 1/14/12 /\ . . . . . .            2,760,000            3,160,200

                                                                    -------------
                                                                       18,124,722
                                                                    -------------
         INSURANCE (0.7%)
         American General Finance Corp.
          4.50%, 11/15/07 /\  . . . . .              735,000              781,354
         ING Capital Funding Trust III
          8.44%, 12/31/49 (l) . . . . .            1,335,000            1,666,288
         Metlife, Inc.
          6.50%, 12/15/32 /\  . . . . .              615,000              701,816
         New York Life Insurance Co.
          5.875%, 5/15/33 /\ (S)  . . .            1,220,000            1,280,370

                                                                    -------------
                                                                        4,429,828
                                                                    -------------
         REAL ESTATE (0.4%)
         EOP Operating LP
          5.875%, 1/15/13 /\  . . . . .              805,000              867,891
         ERP Operating LP
          5.20%, 4/1/13 /\  . . . . . .              630,000              658,805
         Vornado Realty Trust (REIT)
          5.625%, 6/15/07 . . . . . . .              850,000              912,029

                                                                    -------------
                                                                        2,438,725
                                                                    -------------
         U.S. GOVERNMENT (25.4%)
         U.S. Treasury Bonds
          5.375%, 2/15/31 /\  . . . . .           25,865,000           29,125,413
         U.S. Treasury Notes
          2.25%, 7/31/04 /\ . . . . . .           57,085,000           57,823,109
          1.125%, 6/30/05 . . . . . . .           13,265,000           13,215,256
          2.00%, 5/15/06 /\ . . . . . .           19,435,000           19,641,497
          2.625%, 5/15/08 /\  . . . . .           27,950,000           28,205,491
          3.625%, 5/15/13 /\  . . . . .            9,710,000            9,785,854
          U.S. Treasury Strip
          PO, 11/15/21. . . . . . . . .           25,420,000           10,370,623

                                                                    -------------
                                                                      168,167,243
                                                                    -------------
         U.S. GOVERNMENT AGENCIES (38.6%)
         Federal Home Loan Mortgage
          Corp.
          6.00%, 12/1/32. . . . . . . .           11,935,327           12,375,026
          4.50%, 7/15/18 TBA. . . . . .           12,620,000           12,880,287
          5.00%, 7/15/18 TBA. . . . . .            6,405,000            6,613,163
          5.00%, 7/15/33 TBA. . . . . .            6,910,000            7,020,132
          5.50%, 7/15/33 TBA. . . . . .           11,150,000           11,501,916
         Federal National Mortgage
          Association
          2.875%, 5/19/08 /\ . . . . .             4,215,000            4,231,658
          2.50%, 6/15/08 /\ . . . . . .           13,295,000           13,231,250
          6.50%, 8/1/28 . . . . . . . .              212,535              221,634
          6.50%, 9/1/28 . . . . . . . .              185,454              193,394
          6.50%, 10/1/28. . . . . . . .              360,641              376,081
          6.50%, 11/1/28. . . . . . . .              196,876              205,305
          6.50%, 12/1/28. . . . . . . .              304,654              317,697
          6.50%, 8/1/29 . . . . . . . .              532,264              555,051
          7.50%, 12/1/29. . . . . . . .            1,587,801            1,687,039
          7.50%, 8/1/30 . . . . . . . .              242,477              257,632
          7.50%, 1/1/31 . . . . . . . .              220,003              233,753
          6.50%, 6/1/31 . . . . . . . .               61,209               63,829
          7.50%, 7/1/31 . . . . . . . .              720,549              765,583
          6.50%, 8/1/31 . . . . . . . .              249,391              260,068
          7.50%, 8/1/31 . . . . . . . .              284,320              302,090
          7.50%, 9/1/31 . . . . . . . .              226,845              241,023
          6.50%, 10/1/31. . . . . . . .            1,429,420            1,490,616
          6.50%, 11/1/31. . . . . . . .            1,614,287            1,683,398
          7.50%, 11/1/31. . . . . . . .              308,327              327,597
          6.50%, 12/1/31. . . . . . . .            1,548,461            1,614,754
          6.50%, 3/1/32 . . . . . . . .            1,789,477            1,866,088
          7.50%, 3/1/32 . . . . . . . .              745,679              792,284
          6.50%, 4/1/32 . . . . . . . .            5,303,926            5,530,997
          6.50%, 5/1/32 . . . . . . . .            5,385,701            5,616,274
          6.50%, 7/1/32 . . . . . . . .              894,470              932,764
          6.50%, 8/1/32 . . . . . . . .            1,828,348            1,906,623
          7.50%, 8/1/32 . . . . . . . .              491,189              521,888
          6.50%, 10/1/32. . . . . . . .              714,894              745,500
          7.50%, 11/1/32. . . . . . . .              236,397              251,172
          6.50%, 12/1/32. . . . . . . .              641,942              669,425
          4.50%, 7/25/18 TBA. . . . . .            6,430,000            6,558,600
          5.50%, 7/25/18 TBA. . . . . .           11,490,000           11,931,653
          6.00%, 7/25/18 TBA. . . . . .           17,240,000           17,994,250
          6.00%, 7/15/33 TBA. . . . . .           28,830,000           29,956,157
          5.00%, 8/25/33 TBA. . . . . .           17,360,000           17,566,150
          5.00%, 9/25/33 TBA. . . . . .           20,445,000           20,604,716
          6.50%, 9/25/33 TBA. . . . . .            8,045,000            8,381,884
         Government National Mortgage
          Association
          6.50%, 12/15/29 . . . . . . .               52,727               55,363
          6.50%, 10/15/31 . . . . . . .              541,922              569,018
          6.50%, 6/15/32. . . . . . . .            2,102,414            2,207,535
          6.50%, 7/15/33 TBA. . . . . .           15,385,000           16,154,250
          5.50%, 8/15/33 TBA. . . . . .           25,270,000           26,217,625

                                                                    -------------
                                                                      255,680,192
                                                                    -------------
          TOTAL FINANCIALS  . . . . . .                               528,916,755
                                                                    -------------
         HEALTH CARE (0.6%)
         HEALTH CARE EQUIPMENT & SERVICES (0.5%)
         Anthem, Inc.
          6.80%, 8/1/12 . . . . . . . .              810,000              945,641
         HCA, Inc.
          7.125%, 6/1/06. . . . . . . .            1,170,000            1,271,948
         Health Net, Inc.
          8.375%, 4/15/11 . . . . . . .              710,000              862,994

                                                                    -------------
                                                                        3,080,583
                                                                    -------------
         PHARMACEUTICALS (0.1%)
         Bristol-Myers Squibb Co.
          4.75%, 10/1/06. . . . . . . .              720,000              774,956
                                                                    -------------
          TOTAL HEALTH CARE . . . . . .                                 3,855,539
                                                                    -------------
         INDUSTRIALS (0.9%)
         AEROSPACE & DEFENSE (0.1%)
         Northrop Grumman Corp.
          7.125%, 2/15/11 . . . . . . .              760,000              910,420
                                                                    -------------
         COMMERCIAL SERVICES & SUPPLIES (0.2%)
         Waste Management, Inc.
          6.875%, 5/15/09 . . . . . . .            1,310,000            1,524,736
                                                                    -------------

EQ ADVISORS TRUST
EQ/ALLIANCE QUALITY BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2003 (Unaudited)

                                                 PRINCIPAL              VALUE
                                                  AMOUNT               (NOTE 1)
-----------------------------------------------------------------------------------
         INDUSTRIAL CONGLOMERATES (0.2%)
         General Electric Co.
                                               $                   $
          5.00%, 2/1/13 . . . . . . . .            1,090,000            1,151,320
                                                                    -------------
         MACHINERY (0.1%)
         John Deere Capital Corp.
          4.50%, 8/22/07. . . . . . . .              940,000            1,000,223
                                                                    -------------
         RAILROADS (0.3%)
         CSX Corp.
          7.95%, 5/1/27 /\  . . . . . .            1,360,000            1,741,169
                                                                    -------------
          TOTAL INDUSTRIALS . . . . . .                                 6,327,868
                                                                    -------------
         INFORMATION TECHNOLOGY (0.2%)
         COMPUTER HARDWARE (0.2%)
         Hewlett Packard Co.
          7.15%, 6/15/05 /\ . . . . . .              945,000            1,044,993
                                                                    -------------
         MATERIALS (0.5%)
         CHEMICALS (0.1%)
         Praxair, Inc.
          2.75%, 6/15/08. . . . . . . .              740,000              733,917
                                                                    -------------
         METALS & MINING (0.1%)
         Alcan, Inc.
          4.50%, 5/15/13. . . . . . . .              595,000              604,922
                                                                    -------------
         PAPER & FOREST PRODUCTS (0.3%)
         International Paper Co.
          5.85%, 10/30/12 /\  . . . . .              875,000              953,652
         Westvaco Corp.
          8.20%, 1/15/30. . . . . . . .              755,000              936,986

                                                                    -------------
                                                                        1,890,638
                                                                    -------------
          TOTAL MATERIALS . . . . . . .                                 3,229,477
                                                                    -------------
         TELECOMMUNICATION SERVICES (2.1%)
         DIVERSIFIED TELECOMMUNICATION SERVICES (1.2%)
         AT&T Corp.
          7.30%, 11/15/11 . . . . . . .              680,000              777,316
          9.455%, 11/15/22. . . . . . .              910,000            1,240,292
         British Telecommunications plc
          8.625%, 12/15/30. . . . . . .            1,430,000            1,951,329
         Citizens Communications Co.
          9.00%, 8/15/31. . . . . . . .              540,000              727,585
         Koninklijke KPN N.V.
          8.00%, 10/1/10 /\ . . . . . .              935,000            1,157,495
         Verizon Global Funding Corp.
          7.375%, 9/1/12 /\ . . . . . .            1,940,000            2,366,228

                                                                    -------------
                                                                        8,220,245
                                                                    -------------
         WIRELESS TELECOMMUNICATION SERVICES (0.9%)
         AT&T Wireless Services, Inc.
          8.75%, 3/1/31 . . . . . . . .            1,605,000            1,983,884
         TELUS Corp.
          7.50%, 6/1/07 /\  . . . . . .            1,550,000            1,728,250
         Verizon Wireless Capital LLC
          5.375%, 12/15/06 /\ . . . . .            1,380,000            1,515,715
         Vodafone Group plc
          7.875%, 2/15/30 . . . . . . .              610,000              785,818

                                                                    -------------
                                                                        6,013,667
                                                                    -------------

          TOTAL TELECOMMUNICATION                                      14,233,912
           SERVICES . . . . . . . . . .                             -------------
         UTILITIES (1.8%)
         ELECTRIC UTILITIES (0.9%)
         Carolina Power & Light Co.
          6.50%, 7/15/12. . . . . . . .              940,000            1,087,339
         Cincinnati Gas & Electric Co.
          5.70%, 9/15/12. . . . . . . .              710,000              780,050
         Columbus Southern Power Co.
          5.50%, 3/1/13(S)  . . . . . .              220,000              236,530
         Dominion Resources, Inc.
          5.00%, 3/15/13. . . . . . . .              915,000              948,395
         Duke Energy Corp.
          3.75%, 3/5/08(S)  . . . . . .            1,155,000            1,188,877
         FirstEnergy Corp.
          7.375%, 11/15/31. . . . . . .              800,000              896,027
         Public Service Co. of Colorado
          7.875%, 10/1/12 . . . . . . .              605,000              761,676

                                                                    -------------
                                                                        5,898,894
                                                                    -------------
         GAS UTILITIES (0.7%)
         CenterPoint Energy Resources
          Corp.
          6.50%, 2/1/08 . . . . . . . .            1,170,000            1,254,789
         KeySpan Corp.
          7.25%, 11/15/05 . . . . . . .            1,955,000            2,193,739
         NiSource Finance Corp.
          7.875%, 11/15/10. . . . . . .              730,000              861,911

                                                                    -------------
                                                                        4,310,439
                                                                    -------------
         MULTI - UTILITIES (0.2%)
         MidAmerican Energy Holdings Co.
          5.875%, 10/1/12 . . . . . . .              540,000              592,229
         XCEL Energy, Inc.
          7.00%, 12/1/10 /\ . . . . . .              890,000            1,017,857

                                                                    -------------
                                                                        1,610,086
                                                                    -------------
          TOTAL UTILITIES . . . . . . .                                11,819,419
                                                                    -------------
         TOTAL LONG-TERM DEBT SECURITIES (90.6%)
          (Cost $589,010,186) . . . . .                               600,721,472
                                                                    -------------
         SHORT-TERM DEBT SECURITIES:
         SHORT TERM INVESTMENTS OF CASH COLLATERAL
          FOR SECURITIES LOANED (8.1%)
         General Electric Capital Corp.
          1.22%,  7/1/03 /\ . . . . . .            3,999,600            3,999,600
         Nomura Securities
          1.29%,  7/1/03. . . . . . . .           24,469,287           24,469,287
          1.42%,  7/1/03. . . . . . . .           25,000,000           25,000,000
                                                                    -------------
                                                                       53,468,887
                                                                    -------------
         U.S. GOVERNMENT (39.0%)
         Federal Home Loan
          (Discount Note),  7/1/03. . .          258,300,000          258,293,184
                                                                    -------------
         TOTAL SHORT-TERM DEBT SECURITIES (47.1%)
          (Amortized Cost $311,762,071)                               311,762,071
                                                                    -------------
         TOTAL INVESTMENTS (137.7%)
          (Cost/Amortized Cost $900,772,257)                          912,483,543

         OTHER ASSETS LESS LIABILITIES                               (249,667,514)
          (-37.7%). . . . . . . . . . .                             -------------
         NET ASSETS (100%)  . . . . . .                             $ 662,816,029
                                                                    =============


---------
/\  All, or a portion of security out on loan (See Note 1).
(S) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2003, these securities amounted to $13,616,661 or 2.1% of net assets.
(l) Floating Rate Security. Rate disclosed is as of June 30, 2003.

  Glossary:
  PO-- Principle only
  REIT-- Real Estate Investment Trust
  TBA-- Security is subject to delayed delivery.

EQ ADVISORS TRUST
EQ/ALLIANCE QUALITY BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------
Investment security transactions for the six months ended June 30, 2003 were as follows:

COST OF PURCHASES:
Stocks and long-term
 corporate debt
 securities. . . . . .                  $  332,485,840
U.S. Government
 securities. . . . . .                   2,107,828,635
NET PROCEEDS OF SALES
 AND REDEMPTIONS:
Stocks and long-term
 corporate debt
 securities. . . . . .                     308,523,251
U.S. Government
 securities. . . . . .                   2,058,026,715

As of June 30, 2003, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:


Aggregate gross
 unrealized
 appreciation. . . . .                  $   13,454,715
Aggregate gross
 unrealized
 depreciation. . . . .                     (1,743,429)
                                        --------------
Net unrealized
 appreciation. . . . .                  $   11,711,286
                                        ==============
Federal income tax cost
 of investments. . . .                  $  900,772,257
                                        ==============


At June 30, 2003, the Portfolio had loaned securities with a total value $132,328,471 which was secured by collateral of $135,203,647 (Note 1).


                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/ALLIANCE SMALL CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2003 (Unaudited)

                                               NUMBER OF                VALUE
                                                SHARES                 (NOTE 1)
-----------------------------------------------------------------------------------
         COMMON STOCKS:
         CONSUMER DISCRETIONARY  (15.8%)
         APPAREL RETAIL  (0.0%)

                                                                  $
         Chico's FAS, Inc.*. . . . .                  3,400                71,570
                                                                   --------------
         AUTO COMPONENTS  (0.0%)
         AutoZone, Inc.* . . . . . .                    610                46,342
                                                                   --------------
         CASINOS & GAMING  (1.5%)
         Station Casinos, Inc.*. . .                448,700            11,329,675
                                                                   --------------
         CATALOG RETAIL  (2.3%)
         MSC Industrial Direct Co.,
                Class A* . . . . . .                568,700            10,179,730
         Valuevision International,
          Inc., Class A* . . . . . .                559,800             7,630,074

                                                                   --------------
                                                                       17,809,804
                                                                   --------------
         COMPUTER & ELECTRONICS RETAIL  (1.9%)
         Alliance Data Systems Corp.*                 5,375               125,775
         CDW Corp.*. . . . . . . . .                311,000            14,243,800

                                                                   --------------
                                                                       14,369,575
                                                                   --------------
         GENERAL MERCHANDISE STORES  (0.0%)
         Dollar Tree Stores, Inc.* .                  3,315               105,185
                                                                   --------------
         LEISURE FACILITIES  (1.5%)

         Regal Entertainment Group,                 470,900            11,103,822
          Class A. . . . . . . . . .                               --------------
         LEISURE PRODUCTS  (0.7%)
         Marvel Enterprises, Inc.* .                281,400             5,374,740
                                                                   --------------
         MEDIA  (3.9%)
         Cox Radio, Inc., Class A* .                  4,030                93,133
         Entercom Communications
          Corp.* . . . . . . . . . .                199,900             9,797,099
         Lin TV Corp., Class A*. . .                  4,060                95,613
         Macrovision Corp.*. . . . .                396,300             7,894,296
         Radio One, Inc., Class D* .                646,100            11,481,197
         Tivo, Inc.* . . . . . . . .                 22,600               275,268
         Westwood One, Inc.* . . . .                  6,745               228,858

                                                                   --------------
                                                                       29,865,464
                                                                   --------------
         PHOTOGRAPHIC PRODUCTS  (1.0%)
         Scansource, Inc.* . . . . .                298,300             7,979,525
                                                                   --------------
         RESTAURANTS  (0.0%)

         Krispy Kreme Doughnuts,                      5,705               234,932
          Inc.*. . . . . . . . . . .                               --------------
         SPECIALTY STORES  (3.0%)
         Bed Bath & Beyond, Inc.*. .                  5,400               209,574
         Petsmart, Inc.* . . . . . .                342,200             5,704,474
         Rent-A-Center, Inc.*. . . .                108,900             8,255,709
         Talbots, Inc. . . . . . . .                  2,700                79,515
         Williams-Sonoma, Inc.*. . .                295,500             8,628,600

                                                                   --------------
                                                                       22,877,872
                                                                   --------------

          TOTAL CONSUMER                                              121,168,506
           DISCRETIONARY . . . . . .                               --------------
         ENERGY  (5.6%)
         OIL & GAS DRILLING  (0.5%)
         Nabors Industries Ltd.* . .                  2,130                84,241
         Rowan Cos., Inc.* . . . . .                166,500             3,729,600

                                                                   --------------
                                                                        3,813,841
                                                                   --------------
         OIL & GAS EQUIPMENT & SERVICES  (1.3%)
         BJ Services Co.*. . . . . .                  5,375               200,810
         Cooper Cameron Corp.* . . .                199,900            10,070,962

                                                                   --------------
                                                                       10,271,772
                                                                   --------------
         OIL & GAS EXPLORATION & PRODUCTION  (2.8%)
         Devon Energy Corp.. . . . .                  3,057               163,244
         Newfield Exploration Co.* .                259,900             9,759,245
         Noble Energy, Inc.. . . . .                102,200             3,863,160
         Pogo Producing Co.. . . . .                173,300             7,408,575

                                                                   --------------
                                                                       21,194,224
                                                                   --------------
         OIL & GAS REFINING & MARKETING  (1.0%)

                                                                  $
         Premcor, Inc.*. . . . . . .                364,300             7,850,665
                                                                   --------------
          TOTAL ENERGY . . . . . . .                                   43,130,502
                                                                   --------------
         FINANCIALS  (10.7%)
         BANKS  (3.7%)
         Investors Financial Services
          Corp.. . . . . . . . . . .                306,500             8,891,565
         New York Community Bancorp,
          Inc. . . . . . . . . . . .                269,966             7,853,311
         Southwest Bancorporation of
          Texas, Inc.* . . . . . . .                348,800            11,339,488

                                                                   --------------
                                                                       28,084,364
                                                                   --------------
         DIVERSIFIED FINANCIALS  (4.1%)
         A.G. Edwards, Inc.. . . . .                334,800            11,450,160
         Affiliated Managers Group,
          Inc.*. . . . . . . . . . .                194,500            11,854,775
         BlackRock, Inc.*. . . . . .                184,400             8,305,376

                                                                   --------------
                                                                       31,610,311
                                                                   --------------
         INSURANCE  (2.2%)
         Endurance Specialty Holdings
          Ltd. . . . . . . . . . . .                140,100             4,181,985
         Renaissance Reinsurance
          Holdings Ltd.. . . . . . .                 96,300             4,383,576
         Stancorp Financial Group,
          Inc. . . . . . . . . . . .                159,900             8,349,978

                                                                   --------------
                                                                       16,915,539
                                                                   --------------
         INVESTMENT COMPANIES  (0.7%)

         American Capital Strategies                226,700             5,653,898
          Ltd. . . . . . . . . . . .                               --------------
          TOTAL FINANCIALS . . . . .                                   82,264,112
                                                                   --------------
         HEALTH CARE  (20.8%)
         BIOTECHNOLOGY  (6.0%)
         Celgene Corp.*. . . . . . .                179,900             5,468,960
         Gilead Sciences, Inc.*. . .                  6,715               373,220
         Integra LifeSciences
          Holdings Corp.*. . . . . .                389,300            10,269,734
         Martek Biosciences Corp.* .                254,800            10,941,112
         Medicines Co.*. . . . . . .                242,100             4,766,949
         Neurocrine Biosciences,
          Inc.*. . . . . . . . . . .                121,300             6,057,722
         Protein Design Labs, Inc.*.                197,700             2,763,846
         Telik, Inc.*. . . . . . . .                326,600             5,248,462

                                                                   --------------
                                                                       45,890,005
                                                                   --------------
         HEALTH CARE EQUIPMENT & SERVICES  (10.9%)
         Abgenix, Inc.*. . . . . . .                335,400             3,518,346
         Anthem, Inc.* . . . . . . .                  2,420               186,703
         Caremark Rx, Inc.*. . . . .                  7,860               201,845
         Covance, Inc.*. . . . . . .                169,500             3,067,950
         Coventry Health Care, Inc.*                130,400             6,019,264
         First Health Group Corp.* .                  5,400               149,040
         Gen-Probe, Inc. . . . . . .                127,100             5,194,577
         Henry Schein, Inc.* . . . .                150,500             7,877,170
         Mid Atlantic Medical
          Services, Inc.*. . . . . .                191,300            10,004,990
         Omnicare, Inc.. . . . . . .                300,000            10,137,000
         OraSure Technologies, Inc.*                839,200             6,260,432
         Stericycle, Inc.* . . . . .                321,700            12,379,016
         Visx, Inc.* . . . . . . . .                362,500             6,289,375
         WellChoice, Inc.* . . . . .                190,700             5,583,696
         Wright Medical Group, Inc.*                344,100             6,537,900

                                                                   --------------
                                                                       83,407,304
                                                                   --------------
         PHARMACEUTICALS  (3.9%)
         Axcan Pharma, Inc.* . . . .                666,700             8,367,085
         Connetics Corp.*. . . . . .                 58,500               875,745
         Pharmaceutical Product
          Development, Inc.* . . . .                238,900             6,863,597
         Pharmaceutical Resources,
          Inc.*. . . . . . . . . . .                161,500             7,858,590
         Trimeris, Inc.* . . . . . .                141,100             6,445,448

                                                                   --------------
                                                                       30,410,465
                                                                   --------------
          TOTAL HEALTH CARE  . . . .                                  159,707,774
                                                                   --------------

EQ ADVISORS TRUST
EQ/ALLIANCE SMALL CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2003 (Unaudited)

                                               NUMBER OF                VALUE
                                                SHARES                 (NOTE 1)
-----------------------------------------------------------------------------------
         INDUSTRIALS  (19.2%)
         AEROSPACE & DEFENSE  (4.2%)
         Alliant Techsystems, Inc.*.                217,700        $   11,300,807
         L-3 Communications
          Holdings, Inc.*. . . . . .                284,300            12,364,207
         United Defense Industries,
          Inc.*. . . . . . . . . . .                342,100             8,874,074

                                                                   --------------
                                                                       32,539,088
                                                                   --------------
         AIRLINES  (0.9%)
         JetBlue Airways Corp.*. . .                160,100             6,770,629
                                                                   --------------
         COMMERCIAL SERVICES & SUPPLIES  (9.6%)
         Apollo Group, Inc., Class A*                 5,390               332,887
         C.H. Robinson Worldwide,
          Inc. . . . . . . . . . . .                217,720             7,742,123
         Career Education Corp.* . .                120,000             8,210,400
         Expeditors International of
          Washington, Inc. . . . . .                271,005             9,387,613
         Iron Mountain, Inc.*. . . .                313,270            11,619,184
         Manpower, Inc.. . . . . . .                339,900            12,606,891
         Philadelphia Suburban Corp.                214,500             5,229,510
         Robert Half International,
          Inc.*. . . . . . . . . . .                  4,000                75,760
         Strayer Education, Inc. . .                137,700            10,940,265
         Waste Connections, Inc.*. .                214,700             7,525,235

                                                                   --------------
                                                                       73,669,868
                                                                   --------------
         ELECTRICAL EQUIPMENT  (0.9%)

         Varian Semiconductor                       231,000             6,874,560
          Equipment Associates, Inc.*                              --------------
         MACHINERY (2.8%)
         Idex Corp.. . . . . . . . .                351,000            12,720,240
         Navistar International
          Corp.* . . . . . . . . . .                259,900             8,480,537

                                                                   --------------
                                                                       21,200,777
                                                                   --------------
         TRADING COMPANIES & DISTRIBUTORS  (0.8%)
         Fastenal Co.. . . . . . . .                175,500             5,956,470
                                                                   --------------
          TOTAL INDUSTRIALS  . . . .                                  147,011,392
                                                                   --------------
         INFORMATION TECHNOLOGY  (23.6%)
         APPLICATION SOFTWARE  (6.2%)
         Documentum, Inc.* . . . . .                431,800             8,493,506
         Hyperion Solutions Corp.* .                244,900             8,267,824
         Informatica Corp.*. . . . .                790,800             5,464,428
         Mercury Interactive Corp.*.                224,400             8,664,084
         National Instruments Corp.*                264,400             9,989,032
         Quest Software, Inc.* . . .                562,000             6,687,800

                                                                   --------------
                                                                       47,566,674
                                                                   --------------
         ELECTRONIC EQUIPMENT & INSTRUMENTS  (5.1%)
         Amphenol Corp., Class A*. .                199,100             9,321,862
         Avocent Corp.*. . . . . . .                342,100            10,239,053
         MEMC Electronic Materials,
          Inc.*. . . . . . . . . . .                884,100             8,664,180
         Tektronix, Inc.*. . . . . .                480,700            10,383,120

                                                                   --------------
                                                                       38,608,215
                                                                   --------------
         INTERNET SOFTWARE & SERVICES  (2.3%)
         Cognizant Technology
          Solutions Corp.* . . . . .                197,700             4,815,972
         Getty Images, Inc.* . . . .                313,200            12,935,160

                                                                   --------------
                                                                       17,751,132
                                                                   --------------
         IT CONSULTING & SERVICES  (0.9%)
         Accenture Ltd., Class A*. .                  7,020               126,992
         Affiliated Computer
          Services, Inc., Class A* .                  2,700               123,471
         BISYS Group, Inc.*. . . . .                  8,020               147,327
         Corporate Executive Board
          Co.* . . . . . . . . . . .                164,420             6,663,943

                                                                   --------------
                                                                        7,061,733
                                                                   --------------
         NETWORKING EQUIPMENT  (1.2%)

         NetScreen Technologies,                    417,600             9,416,880
          Inc.*. . . . . . . . . . .                               --------------
         SEMICONDUCTOR EQUIPMENT  (4.8%)
         ATMI, Inc.* . . . . . . . .                459,800            11,481,206
         Cymer, Inc.*. . . . . . . .                168,800             5,327,328
         Exar Corp.* . . . . . . . .                530,900             8,404,147
         Formfactor, Inc.* . . . . .                 42,300               748,710
         Integrated Circuit Systems,
          Inc.*. . . . . . . . . . .                334,600            10,516,478
         Microchip Technology, Inc..                 10,760               265,019

                                                                   --------------
                                                                       36,742,888
                                                                   --------------
         SEMICONDUCTORS  (0.6%)
         Maxim Integrated Products,
          Inc. . . . . . . . . . . .                  3,360               114,878
         OmniVision Technologies,
          Inc.*. . . . . . . . . . .                144,400             4,505,280

                                                                   --------------
                                                                        4,620,158
                                                                   --------------
         SYSTEMS SOFTWARE  (2.5%)
         Cognos, Inc.* . . . . . . .                333,200             8,996,400
         Imation, Corp.. . . . . . .                275,500            10,419,410

                                                                   --------------
                                                                       19,415,810
                                                                   --------------

          TOTAL INFORMATION                                           181,183,490
           TECHNOLOGY  . . . . . . .                               --------------
         MATERIALS  (2.2%)
         CHEMICALS  (1.0%)
         Georgia Gulf Corp.. . . . .                373,200             7,389,360
                                                                   --------------
         CONTAINERS & PACKAGING  (1.2%)
         Pactiv Corp.* . . . . . . .                485,000             9,559,350
                                                                   --------------
          TOTAL MATERIALS  . . . . .                                   16,948,710
                                                                   --------------
         TOTAL COMMON STOCKS (97.9%)
          (Cost $653,402,460). . . .                                  751,414,486
                                                                   --------------
                                               PRINCIPAL
                                                AMOUNT
                                            -----------------

         SHORT-TERM DEBT SECURITIES:
         TIME DEPOSIT (3.0%)
         J.P. Morgan Chase Nassau,
          0.58%, 7/1/03                     $
          (Amortized Cost                        22,952,455
          $22,952,455) . . . . . . .                                   22,952,455
                                                                   --------------
         TOTAL INVESTMENTS (100.9%)
          (Cost/Amortized Cost $676,354,915)                          774,366,941
         OTHER ASSETS LESS
          LIABILITIES
          (-0.9%). . . . . . . . . .                                   (7,121,819)
                                                                   --------------
         NET ASSETS (100%) . . . . .                               $  767,245,122
                                                                   ==============

---------
* Non-income producing.

EQ ADVISORS TRUST
EQ/ALLIANCE SMALL CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2003 (Unaudited)

--------------------------------------------------------------------------------
Investment security transactions for the six months ended June 30, 2003 were as follows:

COST OF PURCHASES:
Stocks and long-term
 corporate debt
 securities. . . . . .                  $403,586,403
NET PROCEEDS OF SALES
 AND REDEMPTIONS:
Stocks and long-term
 corporate debt
 securities. . . . . .                   363,040,734

As of June 30, 2003, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross
 unrealized
 appreciation. . . . .                  $102,443,191
Aggregate gross
 unrealized
 depreciation. . . . .                    (4,431,165)
                                        ------------
Net unrealized
 appreciation. . . . .                  $ 98,012,026
                                        ============
Federal income tax cost
 of investments. . . .                  $676,354,915
                                        ============

For the six months ended June 30, 2003, the Portfolio incurred approximately $2,310 as brokerage commissions with Bernstein (Sanford C.) & Co., Inc., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $272,089,356 of which $2,260,770 expires in the year 2008, $73,567,938 expires in the year 2009, and $196,260,648 expires in the year 2010.

Included in the capital loss carryforward amounts above are $5,056,367 of losses acquired from EQ/AXP Strategy Aggressive as a result of the reorganizations as discussed in Note 8. Certain capital loss carryforwards may be subject to limitations on use persuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use.

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/ALLIANCE TECHNOLOGY PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2003 (Unaudited)

                                                    NUMBER OF             VALUE
                                                      SHARES            (NOTE 1)
------------------------------------------------------------------------------------
         COMMON STOCKS:
         CONSUMER DISCRETIONARY (8.9%)
         INTERNET RETAIL (2.1%)

                                                                     $
         InterActiveCorp*/\. . . . . . . . .           138,200           5,468,574
                                                                      ------------
         MEDIA (6.8%)
         Comcast Corp., Class A* . . . . . .            97,847           2,953,022
         Comcast Corp., Special Class A* . .            70,450           2,031,074
         EchoStar Communications Corp., Class
          A* . . . . . . . . . . . . . . . .            74,500           2,579,190
         Macrovision Corp.*/\. . . . . . . .           147,200           2,932,224
         Viacom, Inc., Class B*. . . . . . .           160,150           6,992,149

                                                                      ------------
                                                                        17,487,659
                                                                      ------------
          TOTAL CONSUMER DISCRETIONARY . . .                            22,956,233
                                                                      ------------
         INDUSTRIALS (4.4%)
         COMMERCIAL SERVICES & SUPPLIES (4.3%)
         First Data Corp.. . . . . . . . . .           268,300          11,118,352
                                                                      ------------
         ELECTRICAL EQUIPMENT (0.1%)
         National Semiconductor Corp.* . . .            11,400             224,808
                                                                      ------------
          TOTAL INDUSTRIALS  . . . . . . . .                            11,343,160
                                                                      ------------
         INFORMATION TECHNOLOGY (77.7%)
         APPLICATION SOFTWARE (8.0%)
         BEA Systems, Inc.*/\. . . . . . . .           246,800           2,680,248
         Electronic Arts, Inc.*. . . . . . .           101,800           7,532,182
         Intuit, Inc.* . . . . . . . . . . .            93,600           4,168,008
         Mercury Interactive Corp.*/\. . . .            85,450           3,299,224
         Symantec Corp.* . . . . . . . . . .            72,150           3,164,499

                                                                      ------------
                                                                        20,844,161
                                                                      ------------
         COMPUTER HARDWARE (5.5%)
         Dell Computer Corp.*. . . . . . . .           447,700          14,308,492
                                                                      ------------
         COMPUTER STORAGE & PERIPHERALS (1.9%)
         Lexmark International, Inc.*. . . .            28,500           2,016,945
         Seagate Technology* . . . . . . . .           169,100           2,984,615

                                                                      ------------
                                                                         5,001,560
                                                                      ------------
         ELECTRONIC EQUIPMENT & INSTRUMENTS (8.0%)
         Agere Systems, Inc., Class A* . . .           195,800             456,214
         Avocent Corp.*/\. . . . . . . . . .           172,088           5,150,594
         Celestica, Inc.*/\. . . . . . . . .           116,000           1,828,160
         Flextronics International Ltd.* . .           496,650           5,160,194
         Intersil Corp., Class A*. . . . . .           104,500           2,780,745
         Sanmina-SCI Corp.*. . . . . . . . .           839,050           5,294,405

                                                                      ------------
                                                                        20,670,312
                                                                      ------------
         INTERNET SOFTWARE & SERVICES (4.9%)
         eBay, Inc.* . . . . . . . . . . . .            97,750          10,183,595
         Yahoo!, Inc.* . . . . . . . . . . .            79,400           2,601,144

                                                                      ------------
                                                                        12,784,739
                                                                      ------------
         IT CONSULTING & SERVICES (6.2%)
         Affiliated Computer Services, Inc.,
          Class A* . . . . . . . . . . . . .            63,100           2,885,563
         Computer Sciences Corp.*. . . . . .           151,700           5,782,804
         DST Systems, Inc.*. . . . . . . . .            52,393           1,990,934
         Exult, Inc.*/\. . . . . . . . . . .           190,850           1,635,585
         Fiserv, Inc.* . . . . . . . . . . .            81,900           2,916,459
         Hewitt Associates, Inc.*/\. . . . .            31,300             737,115

                                                                      ------------
                                                                        15,948,460
                                                                      ------------
         NETWORKING EQUIPMENT (5.9%)
         Cisco Systems, Inc.*. . . . . . . .           525,450           8,769,760
         Juniper Networks, Inc.*/\. . . . .            535,250           6,621,043

                                                                      ------------
                                                                        15,390,803
                                                                      ------------
         SEMICONDUCTOR EQUIPMENT (6.5%)
         Applied Materials, Inc.*. . . . . .           328,100           5,203,666
         KLA-Tencor Corp.*/\. . . . . . . .             74,050           3,442,584
         Marvell Technology Group Ltd.*. . .           195,300           6,712,461
         Teradyne, Inc.*/\. . . . . . . . .             83,200           1,440,192

                                                                      ------------
                                                                        16,798,903
                                                                      ------------
         SEMICONDUCTORS (12.6%)
         Altera Corp.* . . . . . . . . . . .           262,950           4,312,380
         Intel Corp. . . . . . . . . . . . .           528,700          10,988,501
         Linear Technology Corp. . . . . . .           121,500           3,913,515
         Maxim Integrated Products, Inc. . .            82,200           2,810,418
         Samsung Electronics Co.,
          Ltd. (GDR) . . . . . . . . . . . .            44,404           6,605,095
         Texas Instruments, Inc. . . . . . .           221,100           3,891,360

                                                                      ------------
                                                                        32,521,269
                                                                      ------------
         SYSTEMS SOFTWARE (13.7%)
         Cognos, Inc.* . . . . . . . . . . .           108,500           2,929,500
         Microsoft Corp. . . . . . . . . . .           578,500          14,815,385
         Oracle Corp.* . . . . . . . . . . .           504,625           6,065,593
         SAP AG (ADR). . . . . . . . . . . .           178,300           5,209,926
         VERITAS Software Corp.* . . . . . .           223,750           6,414,912

                                                                      ------------
                                                                        35,435,316
                                                                      ------------
         TELECOMMUNICATIONS EQUIPMENT (4.5%)
         Alcatel S.A.* . . . . . . . . . . .           412,300           3,716,718
         Nokia OYJ  (ADR). . . . . . . . . .           307,400           5,050,582
         QUALCOMM, Inc.. . . . . . . . . . .            81,600           2,917,200

                                                                      ------------
                                                                        11,684,500
                                                                      ------------
          TOTAL INFORMATION TECHNOLOGY . . .                           201,388,515
                                                                      ------------
         TELECOMMUNICATION SERVICES (1.9%)
         WIRELESS TELECOMMUNICATION SERVICES (1.9%)
         Vodafone Group plc (ADR)/\. . . . .           257,700           5,063,805
                                                                      ------------
         TOTAL COMMON STOCKS  (92.9%)
          (Cost $231,175,282). . . . . . . .                           240,751,713
                                                                      ------------
                                                    NUMBER OF
                                                     WARRANTS
                                                    ------------
         WARRANTS:
         INFORMATION TECHNOLOGY (4.1%)
         COMPUTER HARDWARE (0.9%)

         Asustek Computer, Inc., expiring              935,100           2,435,000
          4/18/08*(S)  . . . . . . . . . . .                          ------------
         COMPUTER STORAGE & PERIPHERALS (1.0%)

         Hon Hai Precision Industry Co. Ltd.,          685,700           2,505,548
          expiring 1/15/04*. . . . . . . . .                          ------------
         SEMICONDUCTORS (2.2%)
         Taiwan Semiconductor Manufacturing
          Co., Ltd.,
          expiring 1/9/04*(S)  . . . . . . .         3,176,700           5,232,025
          expiring 11/21/05* . . . . . . . .           341,500             562,450

                                                                      ------------
                                                                         5,794,475
                                                                      ------------
          TOTAL INFORMATION TECHNOLOGY . . .                            10,735,023
                                                                      ------------
         TOTAL WARRANTS (4.1%)
          (Cost $8,788,724). . . . . . . . .                            10,735,023
                                                                      ------------
                                                    PRINCIPAL
                                                      AMOUNT
                                                    ------------

         SHORT-TERM DEBT SECURITIES:
         SHORT TERM INVESTMENTS OF CASH COLLATERAL
          FOR SECURITIES LOANED (7.1%)
         Goldman Sachs Group LP
                                                    $
          1.83%, 7/1/03. . . . . . . . . . .         4,000,000           4,000,000
         Morgan Stanley, Discover
          1.44%, 7/1/03. . . . . . . . . . .         1,000,000           1,000,000
         Nomura Securities
          1.29%, 7/1/03. . . . . . . . . . .        13,310,449          13,310,449
                                                                      ------------
                                                                        18,310,449
                                                                      ------------

EQ ADVISORS TRUST
EQ/ALLIANCE TECHNOLOGY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2003 (Unaudited)

                                                    PRINCIPAL             VALUE
                                                      AMOUNT             (NOTE 1)
------------------------------------------------------------------------------------
         TIME DEPOSIT (4.1%)
         J.P. Morgan Chase Nassau,
                                                    $                $
          0.58%, 7/1/03. . . . . . . . . . .        10,645,635          10,645,635
                                                                      ------------
         TOTAL SHORT-TERM DEBT SECURITIES
          (11.2%)
          (Amortized Cost $28,956,084) . . .                            28,956,084
                                                                      ------------
         TOTAL INVESTMENTS (108.2%)
          (Cost/Amortized Cost $268,920,090)                           280,442,820

         OTHER ASSETS LESS LIABILITIES                                 (21,330,418)
          (-8.2%). . . . . . . . . . . . . .                          ------------
         NET ASSETS (100%) . . . . . . . . .                          $259,112,402
                                                                      ============


--------------------------------------------------------------------------------
*   Non-income producing.
/\  All, or a portion of security out on loan (See Note 1).
(S)
    Securities exempt from registration under Rule 144A of the Securities
    Act of 1933. These securities may also be resold to qualified institutional buyers. At June 30, 2003, these securities amounted to $7,667,025 or 3.0% of net assets.

    Glossary:
    ADR-- American Depositary Receipt
    GDR-- Global Depositary Receipt


--------------------------------------------------------------------------------
Investment security transactions for the six months ended June 30, 2003 were as follows:

COST OF PURCHASES:
Stocks and long-term
 corporate debt
 securities. . . . . .                  $128,350,631
NET PROCEEDS OF SALES
 AND REDEMPTIONS:
Stocks and long-term
 corporate debt
 securities. . . . . .                   111,084,111

As of June 30, 2003, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross
 unrealized
 appreciation. . . . .                  $ 31,419,278
Aggregate gross
 unrealized
 depreciation. . . . .                   (19,896,548)
                                        ------------
Net unrealized
 appreciation. . . . .                  $ 11,522,730
                                        ============
Federal income tax cost
 of investments. . . .                  $268,920,090
                                        ============

At June 30, 2003, the Portfolio had loaned securities with a total value $17,809,854 which was secured by collateral of $18,310,449 (Note 1).

For the six months ended June 30, 2003, the Portfolio incurred approximately $20,384 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $223,198,587, of which $5,952,642 expires in the year 2008, $66,421,957 expires in the year 2009, and $150,823,988 expires in the year 2010.

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2003 (Unaudited)

                                                NUMBER OF               VALUE
                                                 SHARES               (NOTE 1)
-----------------------------------------------------------------------------------

         COMMON STOCKS:
         CONSUMER DISCRETIONARY (8.8%)
         APPAREL RETAIL (0.2%)
         Coach, Inc.*. . . . . . . . .              85,000         $    4,227,900
         Gap, Inc. . . . . . . . . . .             100,000              1,876,000

                                                                   --------------
                                                                        6,103,900
                                                                   --------------
         AUTO COMPONENTS (0.6%)
         Autoliv, Inc. . . . . . . . .             182,200              4,933,976
         AutoZone, Inc.* . . . . . . .              55,000              4,178,350
         Dana Corp.. . . . . . . . . .             191,600              2,214,896
         Delphi Corp.. . . . . . . . .             431,700              3,725,571
         Lear Corp.* . . . . . . . . .             113,900              5,241,678
         Magna International, Inc.,
          Class A. . . . . . . . . . .              52,900              3,558,583

                                                                   --------------
                                                                       23,853,054
                                                                   --------------
         AUTOMOBILES (0.6%)
         CarMax, Inc.*/\ . . . . . . .              10,600                319,590
         DaimlerChrysler AG (ADR). . .              84,300              2,926,896
         Ford Motor Co./\. . . . . . .             134,100              1,473,759
         General Motors Corp.. . . . .             138,800              4,996,800
         Harley-Davidson, Inc. . . . .             332,200             13,241,492
         PACCAR, Inc.. . . . . . . . .              14,300                966,108

                                                                   --------------
                                                                       23,924,645
                                                                   --------------
         COMPUTER & ELECTRONICS RETAIL (0.0%)
         RadioShack Corp.. . . . . . .              39,900              1,049,769
                                                                   --------------
         DEPARTMENT STORES (0.6%)
         Federated Department
          Stores, Inc. . . . . . . . .             100,300              3,696,055
         Kohl's Corp.* . . . . . . . .             279,722             14,372,116
         May Department Stores Co. . .              59,400              1,322,244
         Sears, Roebuck & Co.. . . . .             158,300              5,325,212

                                                                   --------------
                                                                       24,715,627
                                                                   --------------
         GENERAL MERCHANDISE STORES (0.7%)
         Costco Wholesale Corp.* . . .              75,400              2,759,640
         Wal-Mart Stores, Inc. . . . .             426,455             22,887,840

                                                                   --------------
                                                                       25,647,480
                                                                   --------------
         HOME IMPROVEMENT RETAIL (0.5%)
         Lowe's Cos., Inc. . . . . . .             422,970             18,166,562
         Sherwin-Williams Co.. . . . .             102,900              2,765,952

                                                                   --------------
                                                                       20,932,514
                                                                   --------------
         HOTELS (0.2%)
         Carnival Corp.. . . . . . . .              71,100              2,311,461
         Marriott International, Inc.,
          Class A. . . . . . . . . . .              78,300              3,008,286
         Starwood Hotels & Resorts
          Worldwide, Inc.. . . . . . .              30,500                871,995

                                                                   --------------
                                                                        6,191,742
                                                                   --------------
         HOUSEHOLD DURABLES (0.5%)
         Black & Decker Corp.. . . . .              79,200              3,441,240
         Centex Corp.. . . . . . . . .               8,700                676,773
         Leggett & Platt, Inc. . . . .             190,400              3,903,200
         Lennar Corp., Class A . . . .              10,300                736,450
         Newell Rubbermaid, Inc. . . .              40,000              1,120,000
         Pulte Homes, Inc. . . . . . .              96,500              5,950,190
         Whirlpool Corp. . . . . . . .              32,200              2,051,140

                                                                   --------------
                                                                       17,878,993
                                                                   --------------
         INTERNET RETAIL (0.1%)
         InterActiveCorp*/\. . . . . .             154,400              6,109,608
                                                                   --------------
         LEISURE PRODUCTS (0.1%)
         Hasbro, Inc.. . . . . . . . .             203,000              3,550,470
                                                                   --------------
         MEDIA (3.1%)
         AOL Time Warner, Inc.*. . . .             699,800             11,259,782
         Cablevision Systems New York
          Group, Class A*/\. . . . . .             189,815              3,940,559
         Clear Channel
          Communications, Inc.*. . . .              54,800              2,322,972
         Comcast Corp., Class A* . . .             281,132              8,484,564
         Comcast Corp.,
          Special Class A* . . . . . .             760,600             21,928,098
         COX Communications, Inc.,
          Class A* . . . . . . . . . .             202,300              6,453,370
         EchoStar Communications Corp.,
          Class A* . . . . . . . . . .             175,500              6,075,810
         Entercom Communications Corp.*             13,400                656,734

         Fox Entertainment Group, Inc.,
          Class A* . . . . . . . . . .              61,900              1,781,482
         Interpublic Group of Cos., Inc./\          80,100              1,071,738
         Knight Ridder, Inc. . . . . .              13,700                944,341
         Liberty Media Corp., Class A*             639,871              7,396,909
         New York Times Co., Class A .              42,700              1,942,850
         Omnicom Group, Inc. . . . . .              31,500              2,258,550
         Radio One, Inc., Class D*/\.               10,600                188,362
         Tribune Co. . . . . . . . . .              90,000              4,347,000
         Univision Communications,
          Inc., Class A*/\. . . . . .              134,800              4,097,920
         Viacom, Inc., Class B*. . . .             618,790             27,016,371
         Walt Disney Co. . . . . . . .             299,300              5,911,175
         Westwood One, Inc.* . . . . .              34,300              1,163,799

                                                                   --------------
                                                                      119,242,386
                                                                   --------------
         RESTAURANTS (0.3%)
         McDonald's Corp.. . . . . . .             246,400              5,435,584
         Starbucks Corp.*. . . . . . .             201,100              4,930,972

                                                                   --------------
                                                                       10,366,556
                                                                   --------------
         SPECIALTY STORES (1.1%)
         AutoNation, Inc.* . . . . . .              60,500                951,060
         Bed Bath & Beyond, Inc.*. . .             480,800             18,659,848
         Foot Locker, Inc. . . . . . .             256,000              3,392,000
         Staples, Inc.*. . . . . . . .             185,000              3,394,750
         Tiffany & Co. . . . . . . . .             201,000              6,568,680
         Toys-R-Us, Inc.*. . . . . . .             311,600              3,776,592
         Williams-Sonoma, Inc.*/\. . .             151,500              4,423,800

                                                                   --------------
                                                                       41,166,730
                                                                   --------------
         TEXTILES & APPAREL (0.2%)
         Liz Claiborne, Inc. . . . . .             240,800              8,488,200
                                                                   --------------
          TOTAL CONSUMER DISCRETIONARY                                339,221,674
                                                                   --------------
         CONSUMER STAPLES (3.7%)
         BEVERAGES (0.5%)
         Anheuser-Busch Cos., Inc. . .             347,200             17,724,560
         Pepsi Bottling Group, Inc.. .              39,900                798,798
         PepsiCo, Inc. . . . . . . . .              41,000              1,824,500

                                                                   --------------
                                                                       20,347,858
                                                                   --------------
         DRUG RETAIL (0.2%)
         Walgreen Co.. . . . . . . . .             269,900              8,123,990
                                                                   --------------
         FOOD PRODUCTS (1.1%)
         Altria Group, Inc.. . . . . .             305,700             13,891,008
         Archer-Daniels-Midland Co.. .             322,300              4,148,001
         Campbell Soup Co. . . . . . .              86,800              2,126,600
         ConAgra Foods, Inc. . . . . .             244,100              5,760,760
         H.J. Heinz Co.. . . . . . . .              19,620                647,068
         Kraft Foods, Inc., Class A. .              26,000                846,300
         Sara Lee Corp./\. . . . . . .             400,700              7,537,167
         Tyson Foods, Inc., Class A. .             232,700              2,471,274
         UST, Inc. . . . . . . . . . .              98,500              3,450,455

                                                                   --------------
                                                                       40,878,633
                                                                   --------------
         FOOD RETAIL (0.2%)
         Albertson's, Inc. . . . . . .              45,500                873,600
         Safeway, Inc.*. . . . . . . .             149,200              3,052,632
         Whole Foods Market, Inc.*/\.               44,400              2,110,332

                                                                   --------------
                                                                        6,036,564
                                                                   --------------

EQ ADVISORS TRUST
EQ/BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2003 (Unaudited)

                                                NUMBER OF               VALUE
                                                 SHARES               (NOTE 1)
-----------------------------------------------------------------------------------
         HOUSEHOLD PRODUCTS (1.0%)
                                                                  $
         Colgate-Palmolive Co. . . . .             148,850              8,625,857
         Kimberly-Clark Corp.. . . . .              75,900              3,957,426
         Procter & Gamble Co.. . . . .             313,100             27,922,258

                                                                   --------------
                                                                       40,505,541
                                                                   --------------
         PERSONAL PRODUCTS (0.7%)
         Avon Products, Inc. . . . . .             271,050             16,859,310
         Estee Lauder Cos., Inc., Class A/\        156,900              5,260,857
         Gillette Co.. . . . . . . . .             110,900              3,533,274

                                                                   --------------
                                                                       25,653,441
                                                                   --------------
          TOTAL CONSUMER STAPLES . . .                                141,546,027
                                                                   --------------
         ENERGY (3.9%)
         INTEGRATED OIL & GAS (2.4%)
         Amerada Hess Corp.. . . . . .              63,200              3,108,176
         ChevronTexaco Corp. . . . . .             119,000              8,591,800
         ConocoPhillips. . . . . . . .             171,822              9,415,846
         Exxon Mobil Corp. . . . . . .           1,170,700             42,039,837
         Marathon Oil Co.. . . . . . .             166,400              4,384,640
         Occidental Petroleum Corp.. .             192,700              6,465,085
         Reliant Resources, Inc.*. . .              38,200                234,166
         Royal Dutch Petroleum
          Co. (ADR). . . . . . . . . .             221,200             10,312,344
         Shell Transport & Trading
          Co. plc (ADR)/\. . . . . . .              18,200                725,270
         Total S.A. (ADR). . . . . . .              73,700              5,586,460

                                                                   --------------
                                                                       90,863,624
                                                                   --------------
         OIL & GAS DRILLING (0.4%)
         Diamond Offshore Drilling, Inc./\         178,200              3,740,418
         Ensco International, Inc. . .             108,900              2,929,410
         GlobalSantaFe Corp. . . . . .             187,000              4,364,580
         Rowan Cos., Inc.*/\. . . . .              181,200              4,058,880
         Transocean, Inc.* . . . . . .              22,100                485,537

                                                                   --------------
                                                                       15,578,825
                                                                   --------------
         OIL & GAS EQUIPMENT & SERVICES (0.5%)
         Baker Hughes, Inc.. . . . . .             105,890              3,554,727
         BJ Services Co.*. . . . . . .             107,900              4,031,144
         Schlumberger Ltd. . . . . . .             188,800              8,981,216
         Weatherford International Ltd.*/\          53,400              2,237,460

                                                                   --------------
                                                                       18,804,547
                                                                   --------------
         OIL & GAS EXPLORATION & PRODUCTION (0.6%)
         Apache Corp.. . . . . . . . .              28,700              1,867,222
         Devon Energy Corp.. . . . . .              57,400              3,065,160
         Grant Prideco, Inc.*. . . . .             448,500              5,269,875
         Unocal Corp.. . . . . . . . .             283,700              8,139,353
         XTO Energy, Inc.. . . . . . .             173,333              3,485,727

                                                                   --------------
                                                                       21,827,337
                                                                   --------------
         OIL & GAS REFINING & MARKETING (0.0%)
         Valero Energy Corp. . . . . .              51,800              1,881,894
                                                                   --------------
          TOTAL ENERGY . . . . . . . .                                148,956,227
                                                                   --------------
         FINANCIALS (12.7%)
         BANKS (4.1%)
         AmSouth Bancorp . . . . . . .             254,200              5,551,728
         Bank of America Corp. . . . .             326,300             25,787,489
         Bank One Corp.. . . . . . . .             706,500             26,267,670
         FleetBoston Financial Corp. .             287,000              8,526,770
         Golden West Financial Corp. .              87,500              7,000,875
         Huntington Bancshares, Inc. .             183,100              3,574,112
         KeyCorp.. . . . . . . . . . .             213,400              5,392,618
         Mellon Financial Corp.. . . .             111,200              3,085,800
         National City Corp. . . . . .             209,700              6,859,287
         Regions Financial Corp. . . .             163,000              5,506,140
         U.S. Bancorp. . . . . . . . .             489,800             12,000,100
         Union Planters Corp.. . . . .              53,400              1,657,002
         Wachovia Corp.. . . . . . . .             454,100             18,145,836
         Washington Mutual, Inc. . . .             440,300             18,184,390
         Wells Fargo & Co. . . . . . .             172,800              8,709,120

                                                                   --------------
                                                                      156,248,937
                                                                   --------------
         DIVERSIFIED FINANCIALS (5.7%)
         American Express Co.. . . . .             173,100              7,237,311
         AmeriCredit Corp.*/\. . . . .              46,700                399,285
         Capital One Financial Corp. .              85,000              4,180,300
         Citigroup, Inc. . . . . . . .           1,674,798             71,681,354
         Countrywide Financial Corp. .              47,000              3,269,790
         Fannie Mae. . . . . . . . . .             445,400             30,037,776
         Freddie Mac . . . . . . . . .             113,900              5,782,703
         Goldman Sachs Group, Inc. . .             111,600              9,346,500
         J.P. Morgan Chase & Co. . . .             429,100             14,666,638
         Lehman Brothers Holdings, Inc.            101,700              6,761,016
         MBNA Corp.. . . . . . . . . .             642,725             13,394,389
         Merrill Lynch & Co., Inc. . .             274,800             12,827,664
         Morgan Stanley. . . . . . . .             580,800             24,829,200
         SLM Corp. . . . . . . . . . .             390,500             15,295,885
         State Street Corp.. . . . . .              44,800              1,765,120

                                                                   --------------
                                                                      221,474,931
                                                                   --------------
         INSURANCE (2.8%)
         ACE Ltd.. . . . . . . . . . .             240,700              8,253,603
         AFLAC, Inc. . . . . . . . . .               8,800                270,600
         Allstate Corp.. . . . . . . .             306,200             10,916,030
         American International
          Group, Inc.. . . . . . . . .             683,125             37,694,837
         Berkshire Hathaway, Inc.,
          Class A* . . . . . . . . . .                  66              4,785,000
         Chubb Corp. . . . . . . . . .              90,300              5,418,000
         Cincinnati Financial Corp.. .              18,700                693,583
         Everest Re Group Ltd. . . . .              13,800              1,055,700
         Fidelity National
          Financial, Inc./\. . . . . .              45,000              1,384,200
         Hartford Financial Services
          Group, Inc.. . . . . . . . .              83,950              4,227,722
         John Hancock Financial
          Services, Inc. . . . . . . .              60,300              1,853,019
         Metlife, Inc./\. . . . . . .              169,400              4,797,408
         MGIC Investment Corp. . . . .               9,175                427,922
         PartnerRe Ltd.. . . . . . . .               6,000                306,660
         PMI Group, Inc. . . . . . . .              36,900                990,396
         Progressive Corp. . . . . . .              40,000              2,924,000
         RenaissanceRe Holdings Ltd. .               6,975                317,502
         St. Paul Cos., Inc. . . . . .             122,000              4,454,220
         Torchmark Corp. . . . . . . .             110,400              4,112,400
         Travelers Property Casualty
          Corp., Class A/\. . . . . .              246,042              3,912,068
         Travelers Property Casualty
          Corp., Class B . . . . . . .              46,814                738,257
         Willis Group Holdings Ltd.. .              89,200              2,742,900
         XL Capital Ltd., Class A. . .              78,400              6,507,200

                                                                   --------------
                                                                      108,783,227
                                                                   --------------
         INVESTMENT COMPANIES (0.1%)
         Janus Capital Group, Inc. . .             231,700              3,799,880
                                                                   --------------
          TOTAL FINANCIALS . . . . . .                                490,306,975
                                                                   --------------
         HEALTH CARE (9.8%)
         BIOTECHNOLOGY (1.3%)
         Amgen, Inc.*. . . . . . . . .             629,100             41,797,404
         Genentech, Inc.*. . . . . . .              77,450              5,585,694
         Gilead Sciences, Inc.*. . . .              69,200              3,846,136

                                                                   --------------
                                                                       51,229,234
                                                                   --------------
         HEALTH CARE EQUIPMENT & SERVICES (3.5%)
         Aetna, Inc. . . . . . . . . .              19,100              1,149,820
         Alcon, Inc. . . . . . . . . .               3,700                169,090
         Anthem, Inc.* . . . . . . . .              35,000              2,700,250
         Applera Corp. - Applied
          Biosystems Group . . . . . .             185,000              3,520,550
         Bard (C.R.), Inc. . . . . . .              30,000              2,139,300

EQ ADVISORS TRUST
EQ/BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2003 (Unaudited)

                                                NUMBER OF               VALUE
                                                 SHARES               (NOTE 1)
-----------------------------------------------------------------------------------
                                                                  $
         Becton, Dickinson & Co. . . .              33,300              1,293,705
         Boston Scientific Corp.*. . .             281,200             17,181,320
         Cardinal Health, Inc. . . . .             156,250             10,046,875
         CIGNA Corp. . . . . . . . . .              82,500              3,872,550
         Express Scripts, Inc.*. . . .              99,500              6,797,840
         Guidant Corp. . . . . . . . .              35,363              1,569,764
         HCA, Inc. . . . . . . . . . .              26,900                861,876
         Health Management Associates,
          Inc., Class A. . . . . . . .             289,100              5,333,895
         Health Net, Inc.* . . . . . .              59,100              1,947,345
         Humana, Inc.* . . . . . . . .             181,300              2,737,630
         Lincare Holdings, Inc.*/\. .               39,500              1,244,645
         Medtronic, Inc. . . . . . . .             376,340             18,053,030
         Oxford Health Plans, Inc.*. .              71,800              3,017,754
         St. Jude Medical, Inc.* . . .             186,000             10,695,000
         Stryker Corp. . . . . . . . .              46,200              3,204,894
         UnitedHealth Group, Inc.. . .             289,800             14,562,450
         Varian Medical Systems, Inc.*              70,000              4,029,900
         WellPoint Health Networks, Inc.*          190,000             16,017,000
         Zimmer Holdings, Inc.*. . . .              65,300              2,941,765

                                                                   --------------
                                                                      135,088,248
                                                                   --------------
         PHARMACEUTICALS (5.0%)
         Abbott Laboratories . . . . .             134,500              5,885,720
         Allergan, Inc.. . . . . . . .             303,100             23,369,010
         AstraZeneca plc (ADR) (a)/\.              367,500             14,982,975
         Biogen, Inc.* . . . . . . . .              17,000                646,000
         Bristol-Myers Squibb Co.. . .             139,000              3,773,850
         Eli Lilly & Co. . . . . . . .              37,800              2,607,066
         Forest Laboratories, Inc.*. .             321,200             17,585,700
         GlaxoSmithKline plc (ADR) . .              74,200              3,008,068
         Johnson & Johnson . . . . . .             645,900             33,393,030
         MedImmune, Inc.*. . . . . . .              71,000              2,582,270
         Merck & Co., Inc. . . . . . .             148,300              8,979,565
         Pfizer, Inc.. . . . . . . . .           1,668,495             56,979,104
         Schering-Plough Corp. . . . .             174,200              3,240,120
         Teva Pharmaceutical Industries
          Ltd. (ADR)/\. . . . . . . .               75,800              4,315,294
         Wyeth . . . . . . . . . . . .             222,800             10,148,540

                                                                   --------------
                                                                      191,496,312
                                                                   --------------
          TOTAL HEALTH CARE  . . . . .                                377,813,794
                                                                   --------------
         INDUSTRIALS (3.7%)
         AEROSPACE & DEFENSE (0.4%)
         Boeing Co.. . . . . . . . . .              83,800              2,876,016
         Honeywell International, Inc.             197,500              5,302,875
         Martin Marietta Materials,
          Inc. . . . . . . . . . . . .              52,300              1,757,803
         Raytheon Co.. . . . . . . . .              89,200              2,929,328
         United Technologies Corp. . .              72,400              5,128,092

                                                                   --------------
                                                                       17,994,114
                                                                   --------------
         BUILDING PRODUCTS (0.1%)
         American Standard Cos., Inc.*              51,500              3,807,395
                                                                   --------------
         COMMERCIAL SERVICES & SUPPLIES (0.9%)
         Apollo Group, Inc., Class A*.              15,000                926,400
         Automatic Data Processing, Inc.            99,500              3,369,070
         CheckFree Corp.*/\. . . . . .             101,500              2,825,760
         First Data Corp.. . . . . . .             538,500             22,315,440
         Monster Worldwide , Inc.* . .              94,000              1,854,620
         Paychex, Inc. . . . . . . . .              66,900              1,960,839
         Robert Half International, Inc.*           67,600              1,280,344
         Sabre Holdings Corp.. . . . .              67,200              1,656,480

                                                                   --------------
                                                                       36,188,953
                                                                   --------------
         CONSTRUCTION & ENGINEERING (0.1%)
         Fluor Corp. . . . . . . . . .              84,700              2,849,308
                                                                   --------------
         ELECTRICAL EQUIPMENT (0.3%)
         Cooper Industries Ltd., Class A            71,400              2,948,820
         Emerson Electric Co.. . . . .              32,900              1,681,190
         Hubbell, Inc., Class B. . . .              91,100              3,015,410
         National Semiconductor Corp.*             121,000              2,386,120
         Thomas & Betts Corp.* . . . .             221,800              3,205,010

                                                                   --------------
                                                                       13,236,550
                                                                   --------------
         INDUSTRIAL CONGLOMERATES (0.8%)
         3M Co.. . . . . . . . . . . .              44,000              5,675,120
         General Electric Co.. . . . .             696,200             19,967,016
         Siemens AG (ADR)/\. . . . . .              18,000                879,300
         Textron, Inc. . . . . . . . .              56,600              2,208,532
         Tyco International Ltd. . . .              38,500                730,730

                                                                   --------------
                                                                       29,460,698
                                                                   --------------
         MACHINERY (0.6%)
         Caterpillar, Inc. . . . . . .              54,000              3,005,640
         Danaher Corp. . . . . . . . .             120,475              8,198,324
         Deere & Co. . . . . . . . . .             105,800              4,835,060
         Eaton Corp. . . . . . . . . .              35,600              2,798,516
         Illinois Tool Works, Inc. . .              15,600              1,027,260
         Ingersoll-Rand Co., Class A .              28,200              1,334,424
         Navistar International Corp.*/\            36,100              1,177,943

                                                                   --------------
                                                                       22,377,167
                                                                   --------------
         RAILROADS (0.4%)
         Burlington Northern
          Santa Fe Corp. . . . . . . .             196,100              5,577,084
         CSX Corp. . . . . . . . . . .             115,000              3,460,350
         Norfolk Southern Corp.. . . .             260,200              4,995,840
         Union Pacific Corp. . . . . .              11,600                673,032

                                                                   --------------
                                                                       14,706,306
                                                                   --------------
         TRADING COMPANIES & DISTRIBUTORS (0.1%)
         Genuine Parts Co. . . . . . .             131,900              4,222,119
                                                                   --------------
          TOTAL INDUSTRIALS  . . . . .                                144,842,610
                                                                   --------------
         INFORMATION TECHNOLOGY (11.0%)
         APPLICATION SOFTWARE (0.7%)
         Borland Software Corp.* . . .             352,000              3,439,040
         Cadence Design Systems, Inc.*              70,300                847,818
         Electronic Arts, Inc.*. . . .              83,200              6,155,968
         Intuit, Inc.* . . . . . . . .             164,100              7,307,373
         Macromedia, Inc.*/\. . . . .               37,500                789,000
         Symantec Corp.*/\. . . . . .              152,455              6,686,676

                                                                   --------------
                                                                       25,225,875
                                                                   --------------
         COMPUTER HARDWARE (2.1%)
         Apple Computer, Inc.*/\. . .              113,400              2,168,208
         Dell Computer Corp.*. . . . .           1,089,450             34,818,822
         Hewlett-Packard Co. . . . . .           1,121,545             23,888,908
         International Business
          Machines Corp. . . . . . . .             233,380             19,253,850

                                                                   --------------
                                                                       80,129,788
                                                                   --------------
         COMPUTER STORAGE & PERIPHERALS (0.1%)
         Lexmark International, Inc.*.              45,000              3,184,650
         Quantum Corp.*. . . . . . . .             301,700              1,221,885
         Seagate Technology* . . . . .              23,300                411,245

                                                                   --------------
                                                                        4,817,780
                                                                   --------------
         ELECTRONIC EQUIPMENT & INSTRUMENTS (0.6%)
         Agilent Technologies, Inc.* .             398,376              7,788,251
         Flextronics International
          Ltd.*. . . . . . . . . . . .             173,150              1,799,028
         Ingram Micro, Inc., Class A*.             237,500              2,612,500
         Koninklijke (Royal) Philips
          Electronics N.V. (ADR) . . .             135,800              2,595,138
         Sanmina-SCI Corp.*. . . . . .             168,000              1,060,080
         Solectron Corp.*. . . . . . .             292,100              1,092,454
         Symbol Technologies, Inc. . .             214,500              2,790,645
         Tech Data Corp.*. . . . . . .              93,600              2,500,056

                                                                   --------------
                                                                       22,238,152
                                                                   --------------
         INTERNET SOFTWARE & SERVICES (0.5%)
         eBay, Inc.* . . . . . . . . .             134,100             13,970,538
         Polycom, Inc.*. . . . . . . .              90,100              1,248,786
         VeriSign, Inc.* . . . . . . .             114,500              1,583,535

EQ ADVISORS TRUST
EQ/BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2003 (Unaudited)
                                                 NUMBER OF          VALUE
                                                  SHARES           (NOTE 1)
--------------------------------------------------------------------------------

         Yahoo!, Inc.* . . . . . . . .             130,000      $    4,258,800

                                                                --------------
                                                                    21,061,659
                                                                --------------
         IT CONSULTING & SERVICES (0.3%)
         Affiliated Computer Services,
          Inc., Class A* . . . . . . .              94,200           4,307,766
         Concord EFS, Inc.*. . . . . .              13,400             197,248
         Thomson Corp. . . . . . . . .              24,800             779,960
         Unisys Corp.* . . . . . . . .             531,600           6,528,048

                                                                --------------
                                                                    11,813,022
                                                                --------------
         NETWORKING EQUIPMENT (1.1%)
         3Com Corp.* . . . . . . . . .           1,189,500           5,566,860
         Cisco Systems, Inc.*. . . . .           1,723,440          28,764,214
         Juniper Networks, Inc.*/\. .              600,900           7,433,133

                                                                --------------
                                                                    41,764,207
                                                                --------------
         SEMICONDUCTOR EQUIPMENT (0.7%)
         Applied Materials, Inc.*. . .             688,600          10,921,196
         ASML Holding N.V. (New York
          Shares)*/\. . . . . . . . .               84,400             806,864
         Credence Systems Corp.*/\. .               27,000             228,690
         KLA-Tencor Corp.* . . . . . .             178,800           8,312,412
         Lam Research Corp.*/\. . . .               38,500             701,085
         Novellus Systems, Inc.* . . .             134,800           4,936,511
         Teradyne, Inc.*/\. . . . . .              140,700           2,435,517

                                                                --------------
                                                                    28,342,275
                                                                --------------
         SEMICONDUCTORS (1.8%)
         Advanced Micro Devices, Inc.*/\           178,100           1,141,621
         Altera Corp.* . . . . . . . .             506,100           8,300,040
         Analog Devices, Inc.* . . . .              56,500           1,967,330
         Applied Micro Circuits Corp.*             156,600             947,430
         Intel Corp. . . . . . . . . .           1,328,280          27,606,972
         Linear Technology Corp. . . .             168,100           5,414,501
         LSI Logic Corp.*. . . . . . .             653,100           4,623,948
         Maxim Integrated Products, Inc.           117,400           4,013,906
         Micron Technology, Inc.*/\ . .             88,800           1,032,744
         PMC-Sierra, Inc.*/\. . . . .              118,800           1,393,524
         STMicroelectronics N.V. (New
          York Shares)/\. . . . . . .              155,300           3,228,687
         Texas Instruments, Inc. . . .             259,250           4,562,800
         Xilinx, Inc.* . . . . . . . .             192,600           4,874,706

                                                                --------------
                                                                    69,108,209
                                                                --------------
         SYSTEMS SOFTWARE (2.3%)
         Adobe Systems, Inc. . . . . .              50,000           1,603,500
         Computer Associates
          International, Inc.. . . . .             131,700           2,934,276
         Microsoft Corp. . . . . . . .           2,511,900          64,329,759
         SAP AG (ADR)/\ . . . . . . . .            193,900           5,665,758
         VERITAS Software Corp.* . . .             508,300          14,572,961

                                                                --------------
                                                                    89,106,254
                                                                --------------
         TELECOMMUNICATIONS EQUIPMENT (0.8%)
         Corning, Inc.*. . . . . . . .             859,800           6,353,922
         General Motors Corp., Class H*             61,100             782,691
         JDS Uniphase Corp.* . . . . .             251,900             884,169
         Lucent Technologies, Inc.*/\ .          1,398,600           2,839,158
         Motorola, Inc./\ . . . . . . .            369,090           3,480,519
         Nokia OYJ  (ADR). . . . . . .             403,670           6,632,298
         Nortel Networks Corp.*. . . .           1,736,368           4,688,193
         QUALCOMM, Inc.. . . . . . . .             133,000           4,754,750
         Tellabs, Inc.*. . . . . . . .             287,300           1,887,561

                                                                --------------
                                                                    32,303,261
                                                                --------------
          TOTAL INFORMATION TECHNOLOGY                             425,910,482
                                                                --------------
         MATERIALS (1.7%)
         CHEMICALS (0.9%)
         Air Products & Chemicals, Inc.             56,700           2,358,720
         Ashland, Inc. . . . . . . . .             100,300           3,077,204
         Cabot Corp. . . . . . . . . .             104,000           2,984,800
         Dow Chemical Co.. . . . . . .              46,800           1,448,928
         Du Pont (E.I.) de
          Nemours & Co.. . . . . . . .             327,400      $   13,632,936
         Eastman Chemical Co.. . . . .             109,500           3,467,865
         FMC Corp.*. . . . . . . . . .              30,500             690,215
         Lubrizol Corp.. . . . . . . .              94,900           2,940,951
         Lyondell Chemical Co. . . . .             169,200           2,289,276
         PPG Industries, Inc.. . . . .              93,400           4,739,116

                                                                --------------
                                                                    37,630,011
                                                                --------------
         CONTAINERS & PACKAGING (0.1%)
         Smurfit-Stone Container Corp.*            246,300           3,209,289
                                                                --------------
         METALS & MINING (0.2%)
         Arch Coal, Inc./\. . . . . .               78,300           1,799,334
         Massey Energy Co. . . . . . .             109,500           1,439,925
         Phelps Dodge Corp.* . . . . .             111,300           4,267,242

                                                                --------------
                                                                     7,506,501
                                                                --------------
         PAPER & FOREST PRODUCTS (0.5%)
         Boise Cascade Corp. . . . . .             290,300           6,938,170
         Bowater, Inc. . . . . . . . .              18,400             689,080
         Georgia-Pacific Corp. . . . .             178,000           3,373,100
         MeadWestvaco Corp.. . . . . .             158,595           3,917,296
         Sappi Ltd. (ADR)/\ . . . . . .            343,500           4,242,225

                                                                --------------
                                                                    19,159,871
                                                                --------------
          TOTAL MATERIALS  . . . . . .                              67,505,672
                                                                --------------
         TELECOMMUNICATION SERVICES (1.7%)
         DIVERSIFIED TELECOMMUNICATION SERVICES (1.3%)

         AT&T Corp.. . . . . . . . . .             298,700           5,749,975
         BellSouth Corp. . . . . . . .             227,000           6,045,010
         Qwest Communications
          International, Inc.* . . . .             596,800           2,852,704
         SBC Communications, Inc.. . .             499,700          12,767,335
         Sprint Corp. (FON Group). . .             712,900          10,265,760
         Verizon Communications, Inc..             343,700          13,558,965

                                                                --------------
                                                                    51,239,749
                                                                --------------
         WIRELESS TELECOMMUNICATION SERVICES (0.4%)
         AT&T Wireless Services, Inc.*             560,600           4,602,526
         Sprint Corp. (PCS Group)*/\.            1,065,200           6,124,900
         Vodafone Group plc (ADR)/\ . .            259,500           5,099,175

                                                                --------------
                                                                    15,826,601
                                                                --------------

          TOTAL TELECOMMUNICATION                                   67,066,350
           SERVICES  . . . . . . . . .                          --------------
         UTILITIES (1.0%)
         ELECTRIC UTILITIES (0.8%)
         AES Corp.*. . . . . . . . . .             449,200           2,852,420
         Ameren Corp.. . . . . . . . .              54,300           2,394,630
         American Electric Power, Inc.             130,000           3,877,900
         Cinergy Corp. . . . . . . . .             141,800           5,216,822
         Duke Energy Corp. . . . . . .              36,000             718,200
         Entergy Corp. . . . . . . . .              27,400           1,446,172
         Exelon Corp.. . . . . . . . .              57,800           3,457,018
         Northeast Utilities . . . . .             119,275           1,996,664
         Pinnacle West Capital Corp. .              25,800             966,210
         PPL Corp. . . . . . . . . . .              71,100           3,057,300
         Wisconsin Energy Corp.. . . .             174,700           5,066,300

                                                                --------------
                                                                    31,049,636
                                                                --------------
         GAS UTILITIES (0.1%)
         Kinder Morgan
          Management LLC*. . . . . . .              65,605           2,457,563
         Kinder Morgan, Inc. . . . . .                  51               2,787
         NiSource, Inc.. . . . . . . .              45,000             855,000

                                                                --------------
                                                                     3,315,350
                                                                --------------
         MULTI - UTILITIES (0.1%)
         Alliant Energy Corp.. . . . .              99,300           1,889,679
         Puget Energy, Inc.. . . . . .              37,500             895,125

EQ ADVISORS TRUST
EQ/BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2003 (Unaudited)


                                                NUMBER OF             VALUE
                                                 SHARES             (NOTE 1)
--------------------------------------------------------------------------------


         Williams Cos., Inc. . . . . .             191,900       $    1,516,011

                                                                 --------------
                                                                      4,300,815
                                                                 --------------
          TOTAL UTILITIES  . . . . . .                               38,665,801
                                                                 --------------
         TOTAL COMMON STOCKS (58.0%)
          (Cost $2,264,779,954). . . .                            2,241,835,612
                                                                 --------------


         CONVERTIBLE PREFERRED STOCKS:
         CONSUMER DISCRETIONARY (0.0%)
         AUTOMOBILES (0.0%)

         Ford Motor Co. Capital Trust               18,200              790,790
          II, 6.50%. . . . . . . . . .                           --------------
         MATERIALS (0.1%)
         METALS & MINING (0.1%)
         Phelps Dodge Corp., 6.75% . .               8,100              801,900
                                                                 --------------
         TOTAL CONVERTIBLE PREFERRED
          STOCKS (0.1%)
          (Cost $1,649,533). . . . . .                                1,592,690
                                                                 --------------
                                                PRINCIPAL
                                                 AMOUNT
                                              -------------

         CONVERTIBLE BOND:
         CONSUMER DISCRETIONARY (0.1%)
         INTERNET RETAIL (0.1%)
         Amazon.com, Inc.
          4.75%, 2/1/09
          (Cost $1,531,470)  . . . . .        $  2,367,000            2,239,774
                                                                 --------------

         LONG-TERM DEBT SECURITIES:
         CONSUMER DISCRETIONARY (1.5%)
         APPAREL RETAIL (0.0%)
         Limited Brands, Inc.
          6.95%, 3/1/33. . . . . . . .           1,185,000            1,309,939
                                                                 --------------
         AUTOMOBILES (0.2%)
         DaimlerChrysler N.A. Holdings
          Corp.
          4.75%, 1/15/08 . . . . . . .           3,900,000            4,000,605
         General Motors Corp.
          8.375%, 7/15/33. . . . . . .           3,980,000            3,909,116

                                                                 --------------
                                                                      7,909,721
                                                                 --------------
         GENERAL MERCHANDISE STORES (0.1%)
         Target Corp.
          5.875%, 3/1/12/\. . . . . .            2,290,000            2,587,853
                                                                 --------------
         HOUSEHOLD DURABLES (0.0%)
         Lennar Corp.
          5.95%, 3/1/13. . . . . . . .             900,000              985,026
                                                                 --------------
         MEDIA (1.2%)
         AOL Time Warner, Inc.
          7.70%, 5/1/32/\ . . . . . . .          4,015,000            4,687,239
         Clear Channel Communications,
          Inc.
          4.625%, 1/15/08/\ . . . . . .          2,965,000            3,108,239
          4.25%, 5/15/09/\. . . . . .            2,290,000            2,318,623
         Comcast Cable Communications,
          Inc.
          6.20%, 11/15/08/\ . . . . . .          5,695,000            6,412,934
         Comcast Corp.
          7.05%, 3/15/33 . . . . . . .           1,700,000            1,888,102
         COX Communications, Inc.
          7.125%, 10/1/12. . . . . . .           2,260,000            2,698,741
         Lenfest Communications, Inc.
          8.375%, 11/1/05. . . . . . .        $  3,325,000       $    3,752,256
         Liberty Media Corp.
          5.70%, 5/15/13/\. . . . . .            4,055,000            4,121,993
         News America, Inc.
          6.55%, 3/15/33/\(S) . . . . .          3,950,000            4,201,603
         Time Warner Entertainment LP
          8.375%, 3/15/23. . . . . . .           9,340,000           11,771,912

                                                                 --------------
                                                                     44,961,642
                                                                 --------------
          TOTAL CONSUMER DISCRETIONARY                               57,754,181
                                                                 --------------
         CONSUMER STAPLES (0.1%)
         FOOD PRODUCTS (0.1%)
         Kellogg Co.
          2.875%, 6/1/08/\. . . . . .            2,290,000            2,273,888
                                                                 --------------
         ENERGY (0.5%)
         INTEGRATED OIL & GAS (0.4%)
         Amerada Hess Corp.
          7.875%, 10/1/29. . . . . . .           5,395,000            6,566,249
         Conoco, Inc.
          6.95%, 4/15/29 . . . . . . .           5,050,000            6,075,933
         Petronas Capital Ltd.
          7.00%, 5/22/12(S)  . . . . .           3,400,000            3,933,052

                                                                 --------------
                                                                     16,575,234
                                                                 --------------
         OIL & GAS EXPLORATION & PRODUCTION (0.1%)
         Devon Energy Corp.
          7.95%, 4/15/32 . . . . . . .           1,805,000            2,323,363
                                                                 --------------
          TOTAL ENERGY . . . . . . . .                               18,898,597
                                                                 --------------
         FINANCIALS (32.7%)
         ASSET BACKED (0.8%)
         Citibank Credit Card Issuance Trust,
          Series 03-A7 A7
          4.15%, 7/7/17. . . . . . . .           6,745,000            6,741,830
         Discover Card Master Trust I,
          Series 00-9 A
          6.35%, 7/15/08/\. . . . . .           22,170,000           24,560,434
         Lehman Manufactured Housing Trust,
          Series 98-1 IO
          0.81%, 7/15/28 (l) . . . . .             216,279                3,646

                                                                 --------------
                                                                     31,305,910
                                                                 --------------
         BANKS (1.4%)
         Bank of America Corp.
          6.25%, 4/15/12/\. . . . . .            4,710,000            5,456,460
          Barclays Bank plc
          8.55%, 9/29/49(S)(l) . . . .           3,255,000            4,170,524
         Great Western Financial Trust II,
          Series A
          8.206%, 2/1/27 . . . . . . .           6,935,000            7,966,658
         HSBC Capital Funding LP
          10.176%, 12/29/49(S)/\(l) . .          2,800,000            4,397,716
         M&T Bank Corp.
          3.85%, 4/1/13 (l). . . . . .           1,805,000            1,841,432
         National City Corp.
          3.20%, 4/1/08. . . . . . . .           1,945,000            1,964,788
         RBS Capital Trust I
          4.71%, 12/29/49 (l). . . . .           6,915,000            6,919,889
         UniCredito Italiano Capital
          Trust II
          9.20%, 10/29/49(S)(l). . . .           5,100,000            6,558,228
         US Bank NA Minneapolis
          6.375%, 8/1/11 . . . . . . .           6,270,000            7,319,360
         Washington Mutual
          Financial Corp.
          6.875%, 5/15/11/\ . . . . . .          6,530,000            7,742,562

                                                                 --------------
                                                                     54,337,617
                                                                 --------------

EQ ADVISORS TRUST
EQ/BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2003 (Unaudited)

                                                PRINCIPAL               VALUE
                                                 AMOUNT               (NOTE 1)
-----------------------------------------------------------------------------------
         DIVERSIFIED FINANCIALS (3.6%)
         American General
          Finance Corp.
          4.50%, 11/15/07/\. . . . . .        $  2,280,000        $     2,423,791
         Bear Stearns Co.
          4.00%, 1/31/08 . . . . . . .           2,165,000              2,264,668
         CIT Group, Inc.
          4.125%, 2/21/06. . . . . . .           3,285,000              3,400,037
          5.50%, 11/30/07/\. . . . . .           1,720,000              1,860,782
         Citicorp
          6.375%, 11/15/08 . . . . . .           4,935,000              5,673,197
         Citigroup, Inc.
          7.25%, 10/1/10 . . . . . . .          10,880,000             13,182,382
         Conoco Funding Co.
          5.45%, 10/15/06/\. . . . . .           3,965,000              4,376,864
         Countrywide Home Loans, Inc.
          4.25%, 12/19/07/\. . . . . .           3,910,000              4,107,201
         Devon Financing Corp.
          7.875%, 9/30/31. . . . . . .           3,805,000              4,831,623
         Ford Motor Credit Co.
          7.375%, 10/28/09 . . . . . .          11,650,000             12,212,835
         General Electric Capital Corp.
          5.45%, 1/15/13 . . . . . . .           3,315,000              3,590,616
          6.75%, 3/15/32 . . . . . . .           9,275,000             10,847,715
         General Motors Acceptance Corp.
          6.875%, 9/15/11. . . . . . .           7,930,000              7,956,463
          8.00%, 11/1/31/\. . . . . .            1,475,000              1,447,218
         Goldman Sachs Group, Inc.
          5.25%, 4/1/13/\. . . . . . .           2,685,000              2,862,932
          6.125%, 2/15/33. . . . . . .           3,565,000              3,823,017
         Greenpoint Financial Corp.
          3.20%, 6/6/08(S) . . . . . .           3,700,000              3,671,928
         Household Finance Corp.
          6.50%, 11/15/08. . . . . . .           5,380,000              6,186,080
          7.00%, 5/15/12/\. . . . . .            2,095,000              2,479,747
         J.P. Morgan Chase & Co.
          3.625%, 5/1/08 . . . . . . .           4,740,000              4,878,100
          6.75%, 2/1/11. . . . . . . .           5,420,000              6,361,438
         Lehman Brothers Holdings, Inc.
          4.00%, 1/22/08 . . . . . . .           6,680,000              6,961,916
          6.625%, 1/18/12/\ . . . . . .          2,290,000              2,684,741
         MBNA America Bank NA
          6.50%, 6/20/06 . . . . . . .           3,750,000              4,137,293
         Morgan Stanley
          7.25%, 4/1/32. . . . . . . .           2,485,000              3,046,545
         National Rural Utilities Corp.
          7.25%, 3/1/12. . . . . . . .           1,875,000              2,245,076
         Sprint Capital Corp.
          6.00%, 1/15/07 . . . . . . .           3,555,000              3,820,388
          7.625%, 1/30/11/\ . . . . . .          5,745,000              6,557,607

                                                                   --------------
                                                                      137,892,200
                                                                   --------------
         FOREIGN GOVERNMENT (0.8%)
         Province of Quebec
          7.50%, 9/15/29 . . . . . . .           7,160,000              9,542,626
         United Mexican States
          4.625%, 10/8/08/\ . . . . . .         11,860,000             12,109,060
          7.50%, 1/14/12/\. . . . . .            7,485,000              8,570,325

                                                                   --------------
                                                                       30,222,011
                                                                   --------------
         INSURANCE (0.2%)
         ING Capital Funding Trust III
          8.44%, 12/31/49 (l). . . . .           3,225,000              4,025,303
         Metlife, Inc.
          6.50%, 12/15/32. . . . . . .           1,845,000              2,105,448
         New York Life Insurance Co.
          5.875%, 5/15/33(S) . . . . .           2,945,000              3,090,730

                                                                   --------------
                                                                        9,221,481
                                                                   --------------

         REAL ESTATE (0.2%)
         EOP Operating LP
                                                                  $
          5.875%, 1/15/13/\. . . . . .        $  2,400,000              2,587,500
         ERP Operating LP
          5.20%, 4/1/13/\  . . . . . .           1,640,000              1,714,986
         Vornado Realty Trust
          5.625%, 6/15/07. . . . . . .           2,240,000              2,403,464

                                                                   --------------
                                                                        6,705,950
                                                                   --------------
         U.S. GOVERNMENT (8.7%)
         U.S. Treasury Bonds
          5.375%, 2/15/31/\. . . . . .          48,432,000             54,537,096
         U.S. Treasury Notes
          2.25%, 7/31/04/\. . . . . .          137,940,000            139,723,564
          1.125%, 6/30/05. . . . . . .          30,820,000             30,704,425
          2.00%, 5/15/06/\. . . . . .           29,360,000             29,671,950
          2.625%, 5/15/08/\ . . . . . .         38,450,000             38,801,471
          3.625%, 5/15/13/\ . . . . . .         18,500,000             18,644,522
          U.S. Treasury Strip
          PO, 11/15/21 . . . . . . . .          60,380,000             24,633,289

                                                                   --------------
                                                                      336,716,317
                                                                   --------------
         U.S. GOVERNMENT AGENCIES (17.0%)
         Federal Home Loan Mortgage
          Corp.
          6.00%, 12/1/32 . . . . . . .          34,309,154             35,573,107
          4.50%, 7/15/18 TBA . . . . .          31,855,000             32,512,009
          5.00%, 7/15/18 TBA . . . . .          15,275,000             15,771,438
          5.00%, 7/15/33 TBA . . . . .          17,150,000             17,423,337
          5.50%, 7/15/33 TBA . . . . .          27,730,000             28,605,214
         Federal National Mortgage
          Association
          2.50%, 6/15/08/\ . . . . . .          40,780,000             40,584,460
          9.00%, 8/1/26. . . . . . . .              29,490                 31,635
          6.50%, 1/1/28. . . . . . . .           3,650,000              3,806,264
          6.50%, 2/1/28. . . . . . . .           1,534,116              1,599,795
          6.50%, 9/1/28. . . . . . . .             688,870                718,362
          6.50%, 2/1/29. . . . . . . .           3,303,554              3,444,986
          6.50%, 6/1/29. . . . . . . .           1,900,861              1,982,240
          7.50%, 12/1/29 . . . . . . .             552,301                586,820
          7.50%, 6/1/30. . . . . . . .             659,639                700,867
          7.50%, 10/1/30 . . . . . . .             522,393                555,042
          7.50%, 11/1/30 . . . . . . .           1,257,713              1,336,320
          7.50%, 12/1/30 . . . . . . .             236,463                251,242
          7.50%, 1/1/31. . . . . . . .             411,215                436,916
          7.50%, 2/1/31. . . . . . . .             709,946                754,318
          7.50%, 4/1/31. . . . . . . .             568,715                604,260
          6.50%, 5/1/31. . . . . . . .           9,333,418              9,733,001
          7.50%, 5/1/31. . . . . . . .              54,579                 57,990
          6.50%, 6/1/31. . . . . . . .           8,413,967              8,774,186
          6.50%, 7/1/31. . . . . . . .           3,202,327              3,339,425
          7.50%, 7/1/31. . . . . . . .           1,227,485              1,304,203
          6.50%, 8/1/31. . . . . . . .           4,891,712              5,101,136
          6.50%, 9/1/31. . . . . . . .           4,495,163              4,687,610
          6.50%, 10/1/31 . . . . . . .           7,657,868              7,985,717
          6.50%, 11/1/31 . . . . . . .           3,691,393              3,849,429
          7.50%, 12/1/31 . . . . . . .             179,574                190,797
          6.50%, 1/1/32. . . . . . . .           2,378,431              2,480,256
          6.50%, 2/1/32. . . . . . . .           2,019,020              2,105,458
          7.50%, 2/1/32. . . . . . . .             634,576                674,237
          7.50%, 4/1/32. . . . . . . .              28,919                 30,727
          7.50%, 6/1/32. . . . . . . .             300,698                319,492
          7.50%, 8/1/32. . . . . . . .             184,711                196,255
          7.50%, 9/1/32. . . . . . . .             729,332                774,915
          7.50%, 10/1/32 . . . . . . .             112,320                119,340
          4.50%, 7/25/18 TBA . . . . .          17,085,000             17,426,700
          5.50%, 7/25/18 TBA . . . . .          33,745,000             35,042,090
          6.00%, 7/25/18 TBA . . . . .          44,975,000             46,942,656
          6.00%, 7/15/33 TBA . . . . .          60,435,000             62,795,712

EQ ADVISORS TRUST
EQ/BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2003 (Unaudited)

                                                PRINCIPAL               VALUE
                                                 AMOUNT               (NOTE 1)
-----------------------------------------------------------------------------------
          7.00%, 7/25/33 TBA . . . . .        $ 25,630,000         $   26,991,594
          5.00%, 8/25/33 TBA . . . . .          41,145,000             41,633,597
          5.00%, 9/25/33 TBA . . . . .          46,640,000             47,004,352
          6.50%, 9/25/33 TBA . . . . .          15,950,000             16,617,906
         Government National Mortgage
          Association
          8.50%, 10/15/17. . . . . . .              11,491                 12,379
          8.50%, 11/15/17. . . . . . .              42,367                 45,638
          8.00%, 7/15/26 . . . . . . .               5,725                  6,174
          6.50%, 10/15/31. . . . . . .           1,409,000              1,479,450
          6.50%, 6/15/32 . . . . . . .             893,526                938,203
          6.50%, 7/15/33 TBA . . . . .          47,540,000             49,917,000
          5.50%, 8/15/33 TBA . . . . .          68,950,000             71,535,625

                                                                   --------------
                                                                      657,391,882
                                                                   --------------
          TOTAL FINANCIALS . . . . . .                              1,263,793,368
                                                                   --------------
         HEALTH CARE (0.3%)
         HEALTH CARE EQUIPMENT & SERVICES (0.2%)
         Anthem, Inc.
          6.80%, 8/1/12/\. . . . . . .           2,220,000              2,591,757
         HCA, Inc.
          7.125%, 6/1/06 . . . . . . .           2,895,000              3,147,256
         Health Net, Inc.
          8.375%, 4/15/11. . . . . . .           2,235,000              2,716,606

                                                                   --------------
                                                                        8,455,619
                                                                   --------------
         PHARMACEUTICALS (0.1%)
         Bristol-Myers Squibb Co.
          4.75%, 10/1/06/\. . . . . .            2,785,000              2,997,574
                                                                   --------------
          TOTAL HEALTH CARE  . . . . .                                 11,453,193
                                                                   --------------
         INDUSTRIALS (0.4%)
         AEROSPACE & DEFENSE (0.0%)
         Northrop Grumman Corp.
          7.125%, 2/15/11. . . . . . .           1,785,000              2,138,289
                                                                   --------------
         COMMERCIAL SERVICES & SUPPLIES (0.1%)
         Waste Management, Inc.
          6.875%, 5/15/09. . . . . . .           3,255,000              3,788,563
                                                                   --------------
         INDUSTRIAL CONGLOMERATES (0.1%)
         General Electric Co.
          5.00%, 2/1/13. . . . . . . .           2,780,000              2,936,394
                                                                   --------------
         MACHINERY (0.1%)
         John Deere Capital Corp.
          4.50%, 8/22/07 . . . . . . .           2,330,000              2,479,276
                                                                   --------------
         RAILROADS (0.1%)
         CSX Corp.
          7.95%, 5/1/27/\. . . . . . .           4,080,000              5,223,506
                                                                   --------------
          TOTAL INDUSTRIALS  . . . . .                                 16,566,028
                                                                   --------------
         INFORMATION TECHNOLOGY (0.1%)
         COMPUTER HARDWARE (0.1%)
         Hewlett Packard Co.
          7.15%, 6/15/05 . . . . . . .           2,215,000              2,449,376
                                                                   --------------
         MATERIALS (0.2%)
         CHEMICALS (0.1%)
         Praxair, Inc.
          2.75%, 6/15/08 . . . . . . .           1,740,000              1,725,696
                                                                   --------------
         METALS & MINING (0.0%)
         Alcan, Inc.
          4.50%, 5/15/13 . . . . . . .           1,400,000              1,423,346
                                                                   --------------
         PAPER & FOREST PRODUCTS (0.1%)
         International Paper Co.
          5.85%, 10/30/12 (e)/\. . . .           2,205,000              2,403,203

         Westvaco Corp.
          8.20%, 1/15/30 . . . . . . .        $  1,810,000         $    2,246,284

                                                                   --------------
                                                                        4,649,487
                                                                   --------------
          TOTAL MATERIALS  . . . . . .                                  7,798,529
                                                                   --------------
         TELECOMMUNICATION SERVICES (0.9%)
         DIVERSIFIED TELECOMMUNICATION SERVICES (0.5%)

         AT&T Corp.
          7.30%, 11/15/11/\. . . . . .           1,620,000              1,851,841
          9.455%, 11/15/22 . . . . . .           2,455,000              3,346,062
         British Telecommunications plc
          8.625%, 12/15/30 (e) . . . .           3,625,000              4,946,552
         Citizens Communications Co.
          9.00%, 8/15/31 . . . . . . .           1,280,000              1,724,645
         Koninklijke (Royal) KPN N.V.
          8.00%, 10/1/10/\. . . . . .            2,250,000              2,785,417
         Verizon Global Funding Corp.
          7.375%, 9/1/12/\. . . . . .            5,325,000              6,494,929

                                                                   --------------
                                                                       21,149,446
                                                                   --------------
         WIRELESS TELECOMMUNICATION SERVICES (0.4%)
         AT&T Wireless Services, Inc.
          8.75%, 3/1/31. . . . . . . .           3,895,000              4,814,473
         TELUS Corp.
          7.50%, 6/1/07. . . . . . . .           3,910,000              4,359,650
         Verizon Wireless Capital LLC
          5.375%, 12/15/06 . . . . . .           3,480,000              3,822,237
         Vodafone Group plc
          7.875%, 2/15/30. . . . . . .           1,955,000              2,518,482

                                                                   --------------
                                                                       15,514,842
                                                                   --------------

          TOTAL TELECOMMUNICATION                                      36,664,288
           SERVICES  . . . . . . . . .                             --------------
         UTILITIES (0.8%)
         ELECTRIC UTILITIES (0.4%)
         Carolina Power & Light Co.
          6.50%, 7/15/12 . . . . . . .           2,180,000              2,521,702
         Cincinnati Gas & Electric Co.
          5.70%, 9/15/12 . . . . . . .           1,795,000              1,972,098
         Columbus Southern Power Co.
          5.50%, 3/1/13(S) . . . . . .             650,000                698,837
         Dominion Resources, Inc.
          5.00%, 3/15/13/\. . . . . .            2,435,000              2,523,870
         Duke Energy Corp.
          3.75%, 3/5/08(S) . . . . . .           2,945,000              3,031,380
         FirstEnergy Corp.
          7.375%, 11/15/31/\. . . . .            1,930,000              2,161,666
         Public Service Co. of Colorado, Inc.
          7.875%, 10/1/12(S) . . . . .           1,810,000              2,278,734

                                                                   --------------
                                                                       15,188,287
                                                                   --------------
         GAS UTILITIES (0.4%)
         KeySpan Corp.
          7.25%, 11/15/05. . . . . . .           7,345,000              8,241,949
         NiSource Finance Corp.
          7.875%, 11/15/10/\. . . . .            1,730,000              2,042,611
         Noram Energy Corp.
          6.50%, 2/1/08/\ . . . . . . .          2,740,000              2,938,565

                                                                   --------------
                                                                       13,223,125
                                                                   --------------
         MULTI - UTILITIES (0.1%)
         MidAmerican Energy
          Holdings Co.
          5.875%, 10/1/12. . . . . . .           1,785,000              1,957,645

EQ ADVISORS TRUST
EQ/BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2003 (Unaudited)

                                                PRINCIPAL               VALUE
                                                 AMOUNT               (NOTE 1)
-----------------------------------------------------------------------------------
         XCEL Energy, Inc.
          7.00%, 12/1/10/\. . . . . .         $ 2,180,000          $   2,493,179

                                                                   --------------
                                                                        4,450,824
                                                                   --------------
          TOTAL UTILITIES  . . . . . .                                 32,862,236
                                                                   --------------
         TOTAL LONG-TERM DEBT
          SECURITIES (37.5%)
          (Cost $1,413,583,034). . . .                              1,450,513,684
                                                                   --------------

         SHORT-TERM DEBT SECURITIES:
         COMMERCIAL PAPER  (0.1%)

         General Electric Capital                3,160,000              3,159,999
          Corp.,  1.20%, 7/1/03. . . .                             --------------
         SHORT TERM INVESTMENTS OF CASH COLLATERAL
          FOR SECURITIES LOANED  (5.0%)
         General Electric Capital
          Corp.,
          1.22%, 7/1/03. . . . . . . .           6,999,300              6,999,300
         Lehman Brothers, Inc.,
          1.56%, 7/1/03. . . . . . . .           3,500,000              3,500,000
         Merrill Lynch Securities,
          1.44%, 7/1/03. . . . . . . .          50,000,000             50,000,000
         New York Life Insurance,
          1.43%, 7/1/03. . . . . . . .           5,000,000              5,000,000
         Nomura Securities,
          1.29%, 7/1/03. . . . . . . .          27,150,772             27,150,772
             1.42%, 7/1/03 . . . . . .         100,000,000            100,000,000
                                                                   --------------
                                                                      192,650,072
                                                                   --------------
         TIME DEPOSIT  (1.7%)

         J.P. Morgan Chase Nassau,              67,988,686             67,988,686
          0.58%, 7/1/03. . . . . . . .                             --------------
         U.S. GOVERNMENT AGENCIES  (15.4%)
         Federal Farm Credit Bank,
          (Discount Note), 9/24/03 . .           3,610,000              3,601,816

         Federal Home Loan                     590,800,000            590,789,017
          (Discount Note), 7/1/03. . .                             --------------

          TOTAL U.S. GOVERNMENT                                       594,390,833
           AGENCIES  . . . . . . . . .                             --------------
         TOTAL SHORT-TERM DEBT
          SECURITIES (22.2%)
          (Amortized Cost $858,189,590)                               858,189,590
                                                                   --------------

                                                NUMBER OF               VALUE
                                              CONTRACTS (C)            (NOTE 1)
-----------------------------------------------------------------------------------
         OPTIONS PURCHASED*:
         PUT OPTIONS PURCHASED  (0.0%)
         AstraZeneca plc (ADR)
          July @ $40.00                                170
          (Cost $7,650)  . . . . . . .                             $       15,946
                                                                   --------------
         TOTAL INVESTMENTS BEFORE OPTIONS WRITTEN (117.9%)

          (Cost/Amortized Cost $4,539,741,231)                      4,554,387,296
                                                                   --------------
         OPTIONS WRITTEN*:
         CALL OPTIONS WRITTEN  (0.0%)
         AstraZeneca plc (ADR) (d)
          July @ $50.00                               (170)
          (Premiums Received $1,700) .                                       (153)
                                                                   --------------
         TOTAL INVESTMENTS AFTER OPTIONS WRITTEN (117.9%)

          (Cost/Amortized Cost $4,539,739,531)                      4,554,387,143
         OTHER ASSETS LESS LIABILITIES

          (-17.9%) . . . . . . . . . .                               (693,006,302)
                                                                   --------------
         NET ASSETS (100%) . . . . . .                             $3,861,380,841
                                                                   ==============

---------
*   Non-income producing.
/\   All, or a portion of security out on loan (See Note 1).
(S) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2003, these securities amounted to $36,032,732 or 0.9% of net assets.
(a) Fully or partially pledged as collateral on outstanding written call options.
(c) One contract relates to 100 shares.
(d) Covered call option contracts written in connection with securities held.
(e) Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2003. Maturity date disclosed is the ultimate maturity date.
(l) Floating Rate Note - Variable Rate Security. Rate disclosed is as of June 30, 2003

  Glossary:
  ADR-- American Depositary Receipt
  IO-- Interest only
  TBA-- Security is subject to delayed delivery.

--------------------------------------------------------------------------------

Options written for the period ended June 30, 2003, were as follows:

                                                                    TOTAL NUMBER   TOTAL PREMIUMS
                                                                    OF CONTRACTS      RECEIVED
                                                                    ------------  ----------------
Options Outstanding -- January 1, 2003. . . . . . . . . . . . . .        --            $   --
Options Written . . . . . . . . . . . . . . . . . . . . . . . . .       170             1,700
Options Terminated in Closing Purchase Transactions . . . . . . .        --                --
Options Expired . . . . . . . . . . . . . . . . . . . . . . . . .        --                --
Options Exercised . . . . . . . . . . . . . . . . . . . . . . . .        --                --
                                                                        ---            ------
Options Outstanding -- June 30, 2003. . . . . . . . . . . . . . .       170            $1,700
                                                                        ===            ======

EQ ADVISORS TRUST
EQ/BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2003 (Unaudited)

--------------------------------------------------------------------------------
Investment security transactions for the six months ended June 30, 2003 were as follows:

COST OF PURCHASES:
Stocks and long-term
 corporate debt
 securities . . . . .                  $1,222,999,845
U.S. Government
 securities . . . . .                   5,584,772,206
NET PROCEEDS OF SALES
 AND REDEMPTIONS:
Stocks and long-term
 corporate debt
 securities . . . . .                   1,256,401,250
U.S. Government
 securities . . . . .                   5,613,926,211

As of June 30, 2003, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross
 unrealized
 appreciation . . . .                  $  221,830,837
Aggregate gross
 unrealized
 depreciation . . . .                    (207,184,772)
                                       --------------
Net unrealized
 appreciation . . . .                  $   14,646,065
                                       ==============
Federal income tax
 cost of investments.                  $4,539,741,231
                                       ==============

At June 30, 2003, the Portfolio had loaned securities with a total value $359,281,719 which was secured by collateral of $367,540,746 (Note 1).

For the six months ended June 30, 2003, the Portfolio incurred approximately $156,800 as brokerage commissions with Bernstein (Sanford C.) & Co. and $20,605 with Merrill Lynch & Co.,both affiliated broker/dealers.

The Portfolio has a net capital loss carryforward of $641,596,708 of which $753,329 expires in the year 2007, $192,971,362 expires in the year 2008, $174,204,506 expires in the year 2009, and $273,667,511 expires in the year 2010.

Included in the capital loss carryforward amounts above are $356,378,893 of losses acquired from EQ/Growth Investors Portfolio as a result of the reorganizations as discussed in Note 8. Certain capital loss carryforwards may be subject to limitations on use persuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use.

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/BERNSTEIN DIVERSIFIED VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2003 (Unaudited)

                                               NUMBER OF                VALUE
                                                SHARES                 (NOTE 1)
-----------------------------------------------------------------------------------
         COMMON STOCKS:
         CONSUMER DISCRETIONARY (12.0%)
         APPAREL RETAIL (0.3%)

         TJX Cos., Inc.. . . . . . .                171,800        $    3,236,712
                                                                   --------------
         AUTO COMPONENTS (2.3%)
         Autoliv, Inc. . . . . . . .                210,200             5,692,216
         Dana Corp.. . . . . . . . .                250,200             2,892,312
         Delphi Corp.. . . . . . . .                598,500             5,165,055
         Lear Corp.* . . . . . . . .                102,300             4,707,846
         Magna International, Inc.,
          Class A. . . . . . . . . .                 73,200             4,924,164
         Snap-On, Inc. . . . . . . .                 76,500             2,220,795

                                                                   --------------
                                                                       25,602,388
                                                                   --------------
         AUTOMOBILES (0.8%)
         General Motors Corp.. . . .                220,900             7,952,400
         PACCAR, Inc./\. . . . . . .                 24,900             1,682,244

                                                                   --------------
                                                                        9,634,644
                                                                   --------------
         DEPARTMENT STORES (2.0%)
         Federated Department
          Stores, Inc. . . . . . . .                185,400             6,831,990
         May Department Stores Co. .                274,050             6,100,353
         Sears, Roebuck & Co./\. . .                273,800             9,210,632

                                                                   --------------
                                                                       22,142,975
                                                                   --------------
         HOME IMPROVEMENT RETAIL (0.3%)
         Sherwin-Williams Co.. . . .                122,650             3,296,832
                                                                   --------------
         HOUSEHOLD DURABLES (2.3%)
         Black & Decker Corp.. . . .                 76,000             3,302,200
         Fortune Brands, Inc.. . . .                109,300             5,705,460
         KB Home . . . . . . . . . .                 27,900             1,729,242
         Leggett & Platt, Inc. . . .                251,600             5,157,800
         Newell Rubbermaid, Inc./\.                  49,000             1,372,000
         Pulte Homes, Inc. . . . . .                 90,400             5,574,064
         Whirlpool Corp./\. . . . .                  44,400             2,828,280

                                                                   --------------
                                                                       25,669,046
                                                                   --------------
         MEDIA (2.5%)
         AOL Time Warner, Inc.*. . .                196,700             3,164,903
         Comcast Corp., Class A* . .                666,338            20,110,081
         Viacom, Inc., Class B*. . .                 61,900             2,702,554
         Walt Disney Co./\. . . . .                  85,100             1,680,725

                                                                   --------------
                                                                       27,658,263
                                                                   --------------
         PHOTOGRAPHIC PRODUCTS (0.3%)
         Eastman Kodak Co./\. . . .                 123,900             3,388,665
                                                                   --------------
         RESTAURANTS (0.4%)
         McDonald's Corp.. . . . . .                 58,700             1,294,922
         Wendy's International, Inc./\              102,100             2,957,837

                                                                   --------------
                                                                        4,252,759
                                                                   --------------
         TEXTILES & APPAREL (0.8%)
         Liz Claiborne, Inc. . . . .                137,400             4,843,350
         V.F. Corp.. . . . . . . . .                139,100             4,725,227

                                                                   --------------
                                                                        9,568,577
                                                                   --------------

          TOTAL CONSUMER                                              134,450,861
           DISCRETIONARY . . . . . .                               --------------
         CONSUMER STAPLES (5.7%)
         BEVERAGES (0.1%)
         Coca-Cola Enterprises, Inc.                 60,800             1,103,520
                                                                   --------------
         FOOD DISTRIBUTORS (0.3%)
         SUPERVALU, Inc. . . . . . .                161,200             3,436,784
                                                                   --------------
         FOOD PRODUCTS (4.2%)
         Altria Group, Inc.. . . . .                411,700            18,707,648
         Archer-Daniels-Midland Co..                264,495             3,404,051
         ConAgra Foods, Inc./\. . .                 201,800             4,762,480
         H.J. Heinz Co.. . . . . . .                 88,000             2,902,240
         Monsanto Co.. . . . . . . .
         Sara Lee Corp.. . . . . . .                386,400             7,268,184
         Tyson Foods, Inc., Class A.                357,476             3,796,395

         UST, Inc. . . . . . . . . .                178,900        $    6,266,867
                                                                   --------------

                                                                       47,107,865
                                                                   --------------
         FOOD RETAIL (0.7%)
         Safeway, Inc.*. . . . . . .                375,000             7,672,500
                                                                   --------------
         HOUSEHOLD PRODUCTS (0.4%)
         Procter & Gamble Co.. . . .                 44,200             3,941,756
                                                                   --------------
          TOTAL CONSUMER STAPLES . .                                   63,262,425
                                                                   --------------
         ENERGY (9.9%)
         INTEGRATED OIL & GAS (9.5%)
         Amerada Hess Corp.. . . . .                105,400             5,183,572
         ChevronTexaco Corp. . . . .                307,200            22,179,840
         ConocoPhillips. . . . . . .                266,197            14,587,596
         Exxon Mobil Corp. . . . . .              1,321,982            47,472,374
         Marathon Oil Co.. . . . . .                280,000             7,378,000
         Occidental Petroleum Corp..                228,300             7,659,465
         Reliant Resources, Inc.*/\.                294,825             1,807,277

                                                                   --------------
                                                                      106,268,124
                                                                   --------------
         OIL & GAS REFINING & MARKETING (0.4%)
         Valero Energy Corp. . . . .                122,800             4,461,324
                                                                   --------------
          TOTAL ENERGY . . . . . . .                                  110,729,448
                                                                   --------------
         FINANCIALS (30.9%)
         BANKS (15.6%)
         AmSouth Bancorp . . . . . .                204,000             4,455,360
         Astoria Financial Corp. . .                178,900             4,996,677
         Bank of America Corp. . . .                436,484            34,495,331
         Bank One Corp.. . . . . . .                233,850             8,694,543
         Charter One Financial, Inc.                112,785             3,516,636
         Comerica, Inc.. . . . . . .                130,100             6,049,650
         FleetBoston Financial Corp.                408,206            12,127,800
         Golden West Financial Corp.                 98,500             7,880,985
         Huntington Bancshares, Inc./\              258,000             5,036,160
         KeyCorp.. . . . . . . . . .                315,800             7,980,266
         National City Corp. . . . .                297,375             9,727,136
         Regions Financial Corp. . .                202,200             6,830,316
         SouthTrust Corp.. . . . . .                156,900             4,267,680
         U.S. Bancorp. . . . . . . .                371,300             9,096,850
         Union Planters Corp.. . . .                113,250             3,514,148
         UnionBanCal Corp. . . . . .                 85,400             3,532,998
         Wachovia Corp.. . . . . . .                439,300            17,554,428
         Washington Mutual, Inc. . .                346,100            14,293,930
         Wells Fargo & Co. . . . . .                202,100            10,185,840

                                                                   --------------
                                                                      174,236,734
                                                                   --------------
         DIVERSIFIED FINANCIALS (9.3%)
         Bear Stearns Co., Inc.. . .                 61,400             4,446,588
         Citigroup, Inc. . . . . . .              1,048,166            44,861,505
         Countrywide Financial Corp.                 50,300             3,499,371
         Fannie Mae. . . . . . . . .                 63,850             4,306,044
         Freddie Mac . . . . . . . .                 93,400             4,741,918
         Goldman Sachs Group, Inc. .                111,800             9,363,250
         J.P. Morgan Chase & Co. . .                292,540             9,999,017
         Lehman Brothers Holdings,
          Inc. . . . . . . . . . . .                125,600             8,349,888
         Merrill Lynch & Co., Inc. .                 93,100             4,345,908
         Morgan Stanley. . . . . . .                228,500             9,768,375

                                                                   --------------
                                                                      103,681,864
                                                                   --------------
         INSURANCE (6.0%)
         ACE Ltd.. . . . . . . . . .                 73,200             2,510,028
         Allstate Corp.. . . . . . .                318,200            11,343,830
         American International
          Group, Inc.. . . . . . . .                154,892             8,546,940
         Chubb Corp. . . . . . . . .                 82,200             4,932,000
         John Hancock Financial
          Services, Inc. . . . . . .                247,800             7,614,894
         Metlife, Inc. . . . . . . .                271,500             7,688,880
         MGIC Investment Corp./\. .                  57,900             2,700,456

EQ ADVISORS TRUST
EQ/BERNSTEIN DIVERSIFIED VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2003 (Unaudited)

                                                NUMBER OF                VALUE
                                                 SHARES                 (NOTE 1)
--------------------------------------------------------------------------------

                                                                $
       RenaissanceRe Holdings Ltd.                 32,400             1,474,848
       St. Paul Cos., Inc. . . . .                180,866             6,603,418
       Torchmark Corp. . . . . . .                 80,200             2,987,450
       Travelers Property Casualty
        Corp., Class A . . . . . .                344,256             5,473,670
       Travelers Property Casualty
        Corp., Class B . . . . . .                 52,919               834,533
       XL Capital Ltd., Class A. .                 58,400             4,847,200

                                                                 --------------
                                                                     67,558,147
                                                                 --------------
        TOTAL FINANCIALS . . . . .                                  345,476,745
                                                                 --------------
       HEALTH CARE (5.1%)
       HEALTH CARE EQUIPMENT & SERVICES (2.2%)
       Aetna, Inc. . . . . . . . .                 40,600             2,444,120
       Becton, Dickinson & Co. . .                 55,400             2,152,290
       CIGNA Corp. . . . . . . . .                121,800             5,717,292
       Health Net, Inc.* . . . . .                152,525             5,025,699
       Humana, Inc.* . . . . . . .                287,000             4,333,700
       Oxford Health Plans, Inc.*.                118,400             4,976,352

                                                                 --------------
                                                                     24,649,453
                                                                 --------------
       PHARMACEUTICALS (2.9%)
       Abbott Laboratories . . . .                 95,100             4,161,576
       Bristol-Myers Squibb Co.. .                150,700             4,091,505
       Eli Lilly & Co. . . . . . .                 11,600               800,052
       GlaxoSmithKline plc (ADR) .                134,600             5,456,684
       Merck & Co., Inc. . . . . .                171,900            10,408,545
       Pfizer, Inc.. . . . . . . .                165,420             5,649,093
       Wyeth . . . . . . . . . . .                 30,400             1,384,720

                                                                 --------------
                                                                     31,952,175
                                                                 --------------
        TOTAL HEALTH CARE  . . . .                                   56,601,628
                                                                 --------------
       INDUSTRIALS (5.8%)
       AEROSPACE & DEFENSE (0.2%)
       Goodrich Corp.. . . . . . .                 85,000             1,785,000
                                                                 --------------
       BUILDING PRODUCTS (0.6%)
       Masco Corp./\. . . . . . .                 259,500             6,189,075
                                                                 --------------
       COMMERCIAL SERVICES & SUPPLIES (0.8%)
       Deluxe Corp.. . . . . . . .                 75,075             3,363,360
       R.R. Donnelley & Sons Co./\                203,700             5,324,718

                                                                 --------------
                                                                      8,688,078
                                                                 --------------
       ELECTRICAL EQUIPMENT (0.7%)
       Cooper Industries Ltd.,
        Class A. . . . . . . . . .                 95,100             3,927,630
       Hubbell, Inc., Class B. . .                 97,300             3,220,630
       Thomas & Betts Corp.* . . .                 70,600             1,020,170

                                                                 --------------
                                                                      8,168,430
                                                                 --------------
       INDUSTRIAL CONGLOMERATES (0.2%)
       Textron, Inc. . . . . . . .                 64,400             2,512,888
                                                                 --------------
       MACHINERY (0.7%)
       Eaton Corp. . . . . . . . .                 46,800             3,678,948
       Parker-Hannifin Corp./\. .                 110,600             4,644,094

                                                                 --------------
                                                                      8,323,042
                                                                 --------------
       RAILROADS (2.3%)
       Burlington Northern Santa Fe
        Corp.. . . . . . . . . . .                266,500             7,579,260
       CSX Corp. . . . . . . . . .                237,100             7,134,339
       Norfolk Southern Corp.. . .                366,700             7,040,640
       Union Pacific Corp. . . . .                 61,300             3,556,626

                                                                 --------------
                                                                     25,310,865
                                                                 --------------
       TRADING COMPANIES & DISTRIBUTORS (0.3%)
       Genuine Parts Co. . . . . .                120,900             3,870,009
                                                                 --------------
        TOTAL INDUSTRIALS  . . . .                                   64,847,387
                                                                 --------------
       INFORMATION TECHNOLOGY (6.0%)
       COMPUTER HARDWARE (2.7%)
       Hewlett-Packard Co. . . . .                962,101            20,492,751
       International Business
        Machines Corp. . . . . . .                118,900             9,809,250

                                                                 --------------
                                                                     30,302,001
                                                                 --------------
       COMPUTER STORAGE & PERIPHERALS (0.1%)
       Quantum Corp.*/\ . . . . . .               194,300               786,915
                                                                 --------------
       ELECTRONIC EQUIPMENT & INSTRUMENTS (0.8%)
       Arrow Electronics, Inc.*/\ .               116,400             1,773,936
       Avnet, Inc.*. . . . . . . .                121,000             1,534,280
       Ingram Micro, Inc., CLass A*               227,800             2,505,800
       Solectron Corp.*/\ . . . . .               346,400             1,295,536
       Tech Data Corp.*/\ . . . . .                81,200             2,168,852

                                                                 --------------
                                                                      9,278,404
                                                                 --------------
       TELECOMMUNICATIONS EQUIPMENT (2.4%)
       ADC Telecommunications,
        Inc.*/\ . . . . . . . . . .             1,787,000             4,160,136
       Corning, Inc.*/\ . . . . . .             1,396,800            10,322,352
       Nortel Networks Corp.*/\ . .             3,428,300             9,256,410
       Tellabs, Inc.*. . . . . . .                427,500             2,808,675

                                                                 --------------
                                                                     26,547,573
                                                                 --------------

        TOTAL INFORMATION                                            66,914,893
         TECHNOLOGY  . . . . . . .                               --------------
       MATERIALS (6.4%)
       CHEMICALS (4.0%)
       Ashland, Inc. . . . . . . .                101,900             3,126,292
       Cabot Corp./\. . . . . . .                 111,700             3,205,790
       Dow Chemical Co.. . . . . .                357,000            11,052,720
       Du Pont (E.I.) de Nemours &
        Co.. . . . . . . . . . . .                221,900             9,239,916
       Eastman Chemical Co.. . . .                 20,300               642,901
       FMC Corp.*. . . . . . . . .                 60,900             1,378,167
       Lubrizol Corp.. . . . . . .                 62,100             1,924,479
       Lyondell Chemical Co./\. .                 354,200             4,792,326
       Millennium Chemicals, Inc..                 64,600               614,346
       PPG Industries, Inc.. . . .                138,200             7,012,268
       Praxair, Inc. . . . . . . .                 25,400             1,526,540

                                                                 --------------
                                                                     44,515,745
                                                                 --------------
       CONTAINERS & PACKAGING (0.5%)
       Bemis Co. . . . . . . . . .                 24,900             1,165,320
       Owens-Illinois, Inc.*/\. .                  68,400               941,868
       Smurfit-Stone Container
        Corp.* . . . . . . . . . .                215,100             2,802,753

                                                                 --------------
                                                                      4,909,941
                                                                 --------------
       PAPER & FOREST PRODUCTS (1.9%)
       Boise Cascade Corp. . . . .                 72,300             1,727,970
       Georgia-Pacific Corp. . . .                331,065             6,273,682
       International Paper Co. . .                122,600             4,380,498
       MeadWestvaco Corp.. . . . .                199,638             4,931,058
       Temple-Inland, Inc./\. . .                  99,700             4,278,127

                                                                 --------------
                                                                     21,591,335
                                                                 --------------
        TOTAL MATERIALS  . . . . .                                   71,017,021
                                                                 --------------
       TELECOMMUNICATION SERVICES (6.7%)
       DIVERSIFIED TELECOMMUNICATION SERVICES (5.5%)

       AT&T Corp.. . . . . . . . .                395,520             7,613,760
       BellSouth Corp. . . . . . .                531,300            14,148,519
       Qwest Communications
        International, Inc.*/\. .               1,041,500             4,978,370
       SBC Communications, Inc.. .                452,542            11,562,448
       Sprint Corp. (FON Group). .                584,100             8,411,040
       Verizon Communications, Inc.               381,236            15,039,760

                                                                 --------------
                                                                     61,753,897
                                                                 --------------
       WIRELESS TELECOMMUNICATION SERVICES (1.2%)
       AT&T Wireless Services,
        Inc.*. . . . . . . . . . .              1,002,400             8,229,704
       Sprint Corp. (PCS Group)*/\                909,300             5,228,475

                                                                 --------------
                                                                     13,458,179
                                                                 --------------

        TOTAL TELECOMMUNICATION                                      75,212,076
         SERVICES  . . . . . . . .                               --------------
       UTILITIES (5.8%)
       ELECTRIC UTILITIES (5.0%)
       Ameren Corp.. . . . . . . .                126,400             5,574,240

EQ ADVISORS TRUST
EQ/BERNSTEIN DIVERSIFIED VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2003 (Unaudited)

                                                 NUMBER OF             VALUE
                                                  SHARES              (NOTE 1)
--------------------------------------------------------------------------------
       American Electric Power,                                 $
        Inc./\. . . . . . . . . .                 276,100             8,236,063
       Cinergy Corp. . . . . . . .                146,600             5,393,414
       Consolidated Edison, Inc./\                128,000             5,539,840
       Constellation Energy Group,
        Inc. . . . . . . . . . . .                170,400             5,844,720
       Entergy Corp. . . . . . . .                151,900             8,017,282
       Exelon Corp.. . . . . . . .                163,300             9,766,973
       Pepco Holdings, Inc.. . . .                  7,175               137,473
       PPL Corp. . . . . . . . . .                134,300             5,774,900
       Wisconsin Energy Corp.. . .                 45,400             1,316,600

                                                                 --------------
                                                                     55,601,505
                                                                 --------------
       GAS UTILITIES (0.5%)
       Sempra Energy . . . . . . .                208,900             5,959,917
                                                                 --------------
       MULTI - UTILITIES (0.3%)
       Alliant Energy Corp./\ . . .               159,000             3,025,770
       Puget Energy, Inc./\ . . . .                24,650               588,396

                                                                 --------------
                                                                      3,614,166
                                                                 --------------
        TOTAL UTILITIES  . . . . .                                   65,175,588
                                                                 --------------
       TOTAL COMMON STOCKS (94.3%)
        (Cost $1,036,832,300). . .                                1,053,688,072
                                                                 --------------

                                                 PRINCIPAL            VALUE
                                                  AMOUNT             (NOTE 1)
--------------------------------------------------------------------------------
       SHORT-TERM DEBT SECURITIES:
       SHORT TERM INVESTMENTS OF CASH COLLATERAL
        FOR SECURITIES LOANED (6.0%)
       Morgan Stanley, Discover
                                          $
        1.44%, 7/1/2003. . . . . .              4,500,000        $    4,500,000
       Nomura Securities
        1.29%, 7/1/2003. . . . . .             37,459,823            37,459,823
        1.42%, 7/1/2003. . . . . .             25,000,000            25,000,000
                                                                 --------------
                                                                     66,959,823
                                                                 --------------
       TIME DEPOSIT (5.5%)
       J.P. Morgan Chase Nassau
        0.58%, 7/1/2003. . . . . .             61,293,288            61,293,288
                                                                 --------------
       TOTAL SHORT-TERM DEBT
        SECURITIES (11.5%)

        (Amortized Cost                                             128,253,111
         $128,253,111) . . . . . .                               --------------
       TOTAL INVESTMENTS (105.8%)
        (Cost/Amortized Cost $1,165,085,411)                      1,181,941,183
       OTHER ASSETS LESS
        LIABILITIES
        (-5.8%). . . . . . . . . .                                  (64,988,615)
                                                                 --------------
       NET ASSETS (100%) . . . . .                               $1,116,952,568
                                                                 ==============

---------
*  Non-income producing.
/\ All, or a portion of security out on loan (See Note 1).

  Glossary:
  ADR-- American Depositary Receipt


--------------------------------------------------------------------------------
Investment security transactions for the six months ended June 30, 2003 were as follows:

COST OF PURCHASES:
Stocks and long-term
 corporate debt
 securities . . . . .                  $  225,398,050
NET PROCEEDS OF SALES
 AND REDEMPTIONS:
Stocks and long-term
 corporate debt
 securities . . . . .                      54,030,859

As of June 30, 2003, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross
 unrealized
 appreciation . . . .                  $   90,279,461
Aggregate gross
 unrealized
 depreciation . . . .                     (73,423,689)
                                       --------------
Net unrealized
 appreciation . . . .                  $   16,855,772
                                       ==============
Federal income tax
 cost of investments.                  $1,165,085,411
                                       ==============

At June 30, 2003, the Portfolio had loaned securities with a total value $64,385,888 which was secured by collateral of $66,959,823 (Note 1).

For the six months ended June 30, 2003, the Portfolio incurred approximately $320,091 as brokerage commissions with Bernstein (Sanford C.) & Co., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $19,967,529 which expires in the year 2010.

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2003 (Unaudited)

                                                     NUMBER OF           VALUE
                                                       SHARES           (NOTE 1)
----------------------------------------------------------------------------------
         COMMON STOCKS:
         CONSUMER DISCRETIONARY (13.8%)
         AUTO COMPONENTS (0.5%)

                                                                     $
         Clarcor, Inc.. . .                             2,200              84,810
                                                                      -----------
         AUTOMOBILES (0.9%)
         Harley-Davidson, Inc.                          4,225             168,408
                                                                      -----------
         COMPUTER & ELECTRONICS RETAIL (1.2%)
         Best Buy Co., Inc.*                            5,300             232,776
                                                                      -----------
         DEPARTMENT STORES (1.7%)
         Kohl's Corp.*. . .                             6,400             328,832
                                                                      -----------
         GENERAL MERCHANDISE STORES (3.1%)
         Family Dollar Stores, Inc.                     9,200             350,980
         Target Corp.. . . .                            6,000             227,040

                                                                      -----------
                                                                          578,020
                                                                      -----------
         HOME IMPROVEMENT RETAIL (3.6%)
         Home Depot, Inc.. .                            7,900             261,648
         Lowe's Cos., Inc..                             9,800             420,910

                                                                      -----------
                                                                          682,558
                                                                      -----------
         SPECIALTY STORES (2.1%)
         Bed Bath & Beyond, Inc.*                       2,100              81,501
         Staples, Inc.*. . .                           18,100             332,135

                                                                      -----------
                                                                          413,636
                                                                      -----------
         TEXTILES & APPAREL (0.7%)
         Reebok International Ltd.*                     3,900             131,157
                                                                      -----------
          TOTAL CONSUMER DISCRETIONARY                                  2,620,197
                                                                      -----------
         CONSUMER STAPLES (6.4%)
         DRUG RETAIL (1.7%)
         CVS Corp.. . . . .                            11,100             311,133
                                                                      -----------
         FOOD DISTRIBUTORS (1.5%)
         SYSCO Corp.. . . .                             9,650             289,886
                                                                      -----------
         FOOD PRODUCTS (1.1%)
         Performance Food Group Co.*                    5,400             199,800
                                                                      -----------
         FOOD RETAIL (1.4%)
         Panera Bread Co., Class A*                     4,200             168,000
         Whole Foods Market, Inc.*                      2,200             104,566

                                                                      -----------
                                                                          272,566
                                                                      -----------
         HOUSEHOLD PRODUCTS (0.7%)
         Church & Dwight Co., Inc.                      4,200             137,466
                                                                      -----------
          TOTAL CONSUMER STAPLES                                        1,210,851
                                                                      -----------
         ENERGY (1.5%)
         OIL & GAS EQUIPMENT & SERVICES (0.6%)
         Smith International, Inc.*                     2,900             106,546
                                                                      -----------
         OIL & GAS EXPLORATION & PRODUCTION (0.9%)
         Pioneer Natural Resources Co.*                 6,800             177,480
                                                                      -----------
          TOTAL ENERGY . . .                                              284,026
                                                                      -----------
         FINANCIALS (15.8%)
         BANKS (3.9%)
         AmSouth Bancorp. .                             4,100              89,544
         First Tennessee National Corp.                 4,400             193,204
         Wells Fargo & Co..                             8,900             448,560

                                                                      -----------
                                                                          731,308
                                                                      -----------
         DIVERSIFIED FINANCIALS (7.4%)
         American Express Co.                          14,000             585,340
         Goldman Sachs Group, Inc.                      3,550             297,312
         Legg Mason, Inc.. .                            5,300             344,235
         T. Rowe Price Group, Inc.                      4,900             184,975

                                                                      -----------
                                                                        1,411,862
                                                                      -----------
         INSURANCE (4.5%)
         AFLAC, Inc.. . . .                             5,100             156,825
         American International Group, Inc.             5,975             329,701
                                                                     $
         Chubb Corp.. . . .                             3,000             180,000
         Safeco Corp.. . . .                            5,100             179,928

                                                                      -----------
                                                                          846,454
                                                                      -----------
          TOTAL FINANCIALS .                                            2,989,624
                                                                      -----------
         HEALTH CARE (17.2%)
         BIOTECHNOLOGY (3.3%)
         Amgen, Inc.*. . . .                            6,600             438,504
         Gilead Sciences, Inc.*                         3,500             194,530

                                                                      -----------
                                                                          633,034
                                                                      -----------
         HEALTH CARE EQUIPMENT & SERVICES (8.8%)
         AmerisourceBergen Corp.                        3,025             209,784
         Boston Scientific Corp.*                       1,900             116,090
         Cardinal Health, Inc.                          2,575             165,572
         Caremark Rx, Inc.*.                            6,600             169,488
         Express Scripts, Inc.*                         1,300              88,816
         Health Management Associates, Inc.,
          Class A. . . . . .                            9,625             177,581
         Quest Diagnostics, Inc.*                       4,650             296,670
         St. Jude Medical, Inc.*                        2,800             161,000
         Stryker Corp.. . .                             2,625             182,096
         Zimmer Holdings, Inc.*                         2,055              92,578

                                                                      -----------
                                                                        1,659,675
                                                                      -----------
         PHARMACEUTICALS (5.1%)
         Johnson & Johnson.                            10,075             520,878
         Pfizer, Inc.. . . .                           13,075             446,511

                                                                      -----------
                                                                          967,389
                                                                      -----------
          TOTAL HEALTH CARE .                                           3,260,098
                                                                      -----------
         INDUSTRIALS (8.9%)
         COMMERCIAL SERVICES & SUPPLIES (6.5%)
         CACI International, Inc., Class A*             2,900              99,470
         CheckFree Corp.*. .                           11,900             331,296
         First Data Corp.. .                            9,600             397,824
         Manpower, Inc.. . .                           11,100             411,699

                                                                      -----------
                                                                        1,240,289
                                                                      -----------
         MACHINERY (0.8%)
         Illinois Tool Works, Inc.                      2,175             143,224
                                                                      -----------
         TRADING COMPANIES & DISTRIBUTORS (1.2%)
         Fastenal Co.. . . .                            3,790             128,632
         Grainger (W.W.), Inc.                          2,100              98,196

                                                                      -----------
                                                                          226,828
                                                                      -----------
         TRUCKING (0.4%)
         Swift Transportation Co., Inc.*                3,600              67,032
                                                                      -----------
          TOTAL INDUSTRIALS .                                           1,677,373
                                                                      -----------
         INFORMATION TECHNOLOGY (29.4%)
         APPLICATION SOFTWARE (3.8%)
         Intuit, Inc.*. . .                             8,700             387,411
         Synopsys, Inc.*. .                             5,400             333,990

                                                                      -----------
                                                                          721,401
                                                                      -----------
         COMPUTER HARDWARE (4.2%)
         Dell Computer Corp.*                           9,100             290,836
         International Business Machines Corp.          6,025             497,062

                                                                      -----------
                                                                          787,898
                                                                      -----------
         COMPUTER STORAGE & PERIPHERALS (2.3%)
         Lexmark International, Inc.*                   2,500             176,925
         Network Appliance, Inc.*                      16,100             260,981

                                                                      -----------
                                                                          437,906
                                                                      -----------
         ELECTRONIC EQUIPMENT & INSTRUMENTS (4.1%)
         Avnet, Inc.*. . . .                           15,300             194,004
         Celestica, Inc.*. .                           10,750             169,420
         Gentex Corp.*. . .                             2,900              88,769
         Jabil Circuit, Inc.*                           9,800             216,580
         Molex, Inc.. . . .                             3,900             105,261

                                                                      -----------
                                                                          774,034
                                                                      -----------

EQ ADVISORS TRUST
EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2003 (Unaudited)

                                                     NUMBER OF           VALUE
                                                      SHARES            (NOTE 1)
----------------------------------------------------------------------------------
         IT CONSULTING & SERVICES (0.9%)

                                                                     $
         Fiserv, Inc.*. . .                             4,675             166,477
                                                                      -----------
         NETWORKING EQUIPMENT (1.4%)
         Cisco Systems, Inc.*                          15,725             262,450
                                                                      -----------
         SEMICONDUCTOR EQUIPMENT (2.3%)
         Applied Materials, Inc.*                       7,325             116,175
         Cymer, Inc.*. . . .                            2,900              91,524
         Lam Research Corp.*                            6,100             111,081
         Novellus Systems, Inc.*                        3,000             109,863

                                                                      -----------
                                                                          428,643
                                                                      -----------
         SEMICONDUCTORS (6.4%)
         Altera Corp.*. . .                            15,300             250,920
         Analog Devices, Inc.*                          7,800             271,596
         Intel Corp.. . . .                            10,400             216,154
         Texas Instruments, Inc.                       13,700             241,120
         Xilinx, Inc.*. . .                             9,000             227,790

                                                                      -----------
                                                                        1,207,580
                                                                      -----------
         SYSTEMS SOFTWARE (4.0%)
         Adobe Systems, Inc.                            7,100             227,697
         Fair, Issac Corp..                             3,400             174,930
         Microsoft Corp.. .                            14,100             361,101

                                                                      -----------
                                                                          763,728
                                                                      -----------
          TOTAL INFORMATION TECHNOLOGY                                  5,550,117
                                                                      -----------
         MATERIALS (1.8%)
         CHEMICALS (1.8%)
         Airgas, Inc.. . . .                            7,800             130,650
         Sigma-Aldrich Corp.                            3,900             211,302

                                                                      -----------
          TOTAL MATERIALS . .                                             341,952
                                                                      -----------
         TELECOMMUNICATION SERVICES (1.1%)
         DIVERSIFIED TELECOMMUNICATION SERVICES (1.1%)
         CenturyTel, Inc.. .                            5,750         $   200,388
                                                                      -----------
         TOTAL COMMON STOCKS (95.9%)
          (Cost $16,486,324)                                           18,134,626
                                                                      -----------
                                                     PRINCIPAL
                                                      AMOUNT
                                                    -----------

         SHORT-TERM DEBT SECURITY:
         TIME DEPOSIT (4.1%)
         J.P. Morgan Chase Nassau,
          0.58%,  7/1/03
          (Amortized Cost $774,252)                  $                    774,252
                                                      774,252         -----------
         TOTAL INVESTMENTS (100.0%)
          (Cost/Amortized Cost $17,260,576)                            18,908,878
         OTHER ASSETS LESS LIABILITIES  (0.0%)                             (6,439)
                                                                      -----------

                                                                     $
         NET ASSETS (100%) .                                           18,902,439
                                                                      ===========


---------
* Non-income producing.

--------------------------------------------------------------------------------
Investment security transactions for the six months ended June 30, 2003 were as follows:

COST OF PURCHASES:
Stocks and long-term
 corporate debt
 securities . . . . . .                  $10,871,947
NET PROCEEDS OF SALES
 AND REDEMPTIONS:
Stocks and long-term
 corporate debt
 securities . . . . . .                    5,045,442

As of June 30, 2003, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross
 unrealized appreciation                 $ 1,884,057
Aggregate gross
 unrealized depreciation                    (235,755)
                                         -----------
Net unrealized
 appreciation . . . . .                  $ 1,648,302
                                         ===========
Federal income tax cost
 of investments . . . .                  $17,260,576
                                         ===========

The Portfolio has a net capital loss carryforward of $2,727,657 of which $405,037 expires in the year 2009 and $2,322,620 expires in the year 2010.

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/CAPITAL GUARDIAN INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2003 (Unaudited)

                                                     NUMBER              VALUE
                                                   OF SHARES            (NOTE 1)
-----------------------------------------------------------------------------------
         COMMON STOCKS:
         AUSTRALIA (2.3%)

         Alumina Ltd. . . . . . . . . . . .            95,100        $    259,580
         Australia & New Zealand Banking
          Group Ltd.. . . . . . . . . . . .            59,600             743,856
         BHP Billiton Ltd.. . . . . . . . .            85,903             497,758
         Brambles Industries Ltd. . . . . .            14,800              45,360
         Foster's Group Ltd.. . . . . . . .           193,467             546,242
         National Australia Bank Ltd. . . .            23,229             521,881
         News Corp. Ltd.. . . . . . . . . .            54,454             409,019
         QBE Insurance Group Ltd./\(S) . . .           52,735             329,618
         WMC Resources Ltd.*. . . . . . . .           113,100             266,235
         Woolworths Ltd.. . . . . . . . . .           102,709             862,401
                                                                     ------------
                                                                        4,481,950
                                                                     ------------
         BRAZIL (0.3%)
         Cia Vale do Rio Doce (NY Exchange)
          (ADR) . . . . . . . . . . . . . .             4,000             118,640

         Companhia Vale do Rio                         14,000             388,500
          Doce (ADR)/\ . . . . . . . . . . .                         ------------
                                                                          507,140
                                                                     ------------
         CANADA (3.3%)
         Abitibi-Consolidated, Inc. . . . .            93,800             593,693
         BCE, Inc.. . . . . . . . . . . . .            55,400           1,266,402
         Bombardier, Inc., Class B. . . . .           317,200           1,066,866
         Placer Dome, Inc.. . . . . . . . .            28,500             346,090
         Suncor Energy, Inc.. . . . . . . .            24,300             453,183
         Telus Corp.. . . . . . . . . . . .            46,000             756,651
         Thomson Corp.. . . . . . . . . . .            65,100           2,031,455
                                                                     ------------
                                                                        6,514,340
                                                                     ------------
         DENMARK (0.2%)
         Novo-Nordisk A/S, Class B. . . . .            12,900             451,593
                                                                     ------------
         FINLAND (1.5%)
         Nokia OYJ. . . . . . . . . . . . .           138,700           2,284,032
         Upm-Kymmene OYJ. . . . . . . . . .            41,400             604,258
                                                                     ------------
                                                                        2,888,290
                                                                     ------------
         FRANCE (10.9%)
         Accor S.A. . . . . . . . . . . . .            13,100             473,869
         BNP Paribas S.A./\. . . . . . . .             64,700           3,287,715
         Bouygues S.A.(S) . . . . . . . . .            51,330           1,417,041
         Carrefour S.A./\. . . . . . . . .              9,600             470,514
         Essilor International S.A./\. . .             16,200             652,606
         France Telecom S.A.. . . . . . . .            60,500           1,483,998
         Groupe Danone. . . . . . . . . . .             8,900           1,231,554
         L'Air Liquide S.A./\. . . . . . .              6,325             937,699
         L'Oreal S.A./\. . . . . . . . . .             10,800             761,498
         Pechiney S.A., Class A/\. . . . .             15,900             570,772
         Renault S.A./\. . . . . . . . . .             33,200           1,755,294
         Sanofi-Synthelabo S.A./\. . . . .             88,500           5,183,105
         Schneider Electric S.A./\ . . . . .           27,000           1,269,370
         Vivendi Universal S.A.*. . . . . .            99,700           1,814,684
                                                                     ------------
                                                                       21,309,719
                                                                     ------------
         GERMANY (4.8%)
         Allianz AG/\. . . . . . . . . . .              7,400             612,694
         Bayerische Motoren Werke
          (BMW) AG. . . . . . . . . . . . .             8,500             326,506
         DaimlerChrysler AG . . . . . . . .            23,700             821,924
         Deutsche Bank AG (Registered)/\ . .           17,300           1,117,494
         Deutsche Telekom AG (Registered)*.           103,500           1,576,015

         Epcos AG*/\ . . . . . . . . . . . .            6,800              86,678
         Infineon Technologies AG (ADR)*. .             2,200              21,098

         Infineon Technologies AG*. . . . .            16,400             157,633
         Metro AG/\. . . . . . . . . . . .             11,400             362,759

         Muenchener
          Rueckversicherungs-Gesellschaft AG
          (Registered)/\ . . . . . . . . . .            8,100        $    818,548
         SAP AG/\. . . . . . . . . . . . .              6,800             796,500
         SAP AG (ADR) . . . . . . . . . . .             1,900              55,518
         Siemens AG . . . . . . . . . . . .            46,900           2,297,040
         Thyssen Krupp AG/\. . . . . . . .             20,500             234,942
         TUI AG/\. . . . . . . . . . . . .              5,700              84,439
                                                                     ------------
                                                                        9,369,788
                                                                     ------------
         HONG KONG (2.3%)
         Cheung Kong (Holdings) Ltd.. . . .           116,000             697,653
         China Mobile (Hong Kong) Ltd.. . .           114,000             268,987
         Hang Lung Properties Ltd./\ . . . .          525,000             474,632
         Hang Seng Bank Ltd.. . . . . . . .            68,000             719,401
         Hong Kong Land Holdings Ltd. . . .           241,000             301,250
         Hutchison Whampoa Ltd. . . . . . .           101,900             620,692
         Johnson Electric Holdings Ltd. . .           246,000             304,418
         Li & Fung Ltd. . . . . . . . . . .           365,000             470,400
         Sun Hung Kai Properties Ltd. . . .            45,000             227,362
         Swire Pacific Ltd., Class A. . . .           101,000             441,656
                                                                     ------------
                                                                        4,526,451
                                                                     ------------
         IRELAND (0.6%)
         CRH plc. . . . . . . . . . . . . .            76,482           1,204,130
                                                                     ------------
         ITALY (1.3%)
         Assicurazioni Generali S.p.A./\ . .            9,100             210,882
         ENI S.p.A./\. . . . . . . . . . .            146,850           2,220,937
                                                                     ------------
                                                                        2,431,819
                                                                     ------------
         JAPAN (15.5%)
         Advantest Corp.. . . . . . . . . .            15,600             691,168
         Aeon Co., Ltd. . . . . . . . . . .            70,000           1,603,165
         Aiful Corp.. . . . . . . . . . . .             6,900             294,216
         Canon, Inc.. . . . . . . . . . . .            21,000             963,648
         Chugai Pharmaceutical Co., Ltd.. .            34,500             391,905
         Dai Nippon Printing Co., Ltd.. . .            25,000             264,418
         Daiwa Securities Group Ltd.. . . .           130,000             747,033
         Fuji Photo Film Co., Ltd.. . . . .             9,000             260,087
         Hirose Electric Co., Ltd.. . . . .             8,800             727,745
         Hitachi Ltd. . . . . . . . . . . .            75,000             317,926
         Honda Motor Co., Ltd.. . . . . . .             6,700             253,883
         Hoya Corp. . . . . . . . . . . . .            13,900             957,343
         Japan Airlines System Corp.. . . .           121,000             264,018
         Japan Telecom Holding Co., Ltd.. .                69             209,744
         Kansai Electric Power Co., Inc.. .            29,300             462,163
         Keyence Corp.. . . . . . . . . . .             1,300             238,184
         Mitsubishi Corp. . . . . . . . . .            53,000             367,679
         Mitsubishi Estate Co., Ltd./\ . . .          108,000             731,243
         Mitsubishi Heavy Industries Ltd. .           147,000             380,737
         Mitsubishi Motors Corp.*/\. . .  .           161,000             363,365
         Mitsui Fudosan Co., Ltd./\. . . .            130,000             830,398
         Mitsui Sumitomo Insurance
          Co., Ltd. . . . . . . . . . . . .            86,000             398,934
         Murata Manufacturing Co., Ltd. . .            13,500             530,668
         NEC Corp.*/\. . . . . . . . . . .            192,000             959,400
         Nidec Corp.. . . . . . . . . . . .             1,200              79,250
         Nikko Cordial Corp.. . . . . . . .           208,000             834,945
         Nikon Corp.*/\. . . . . . . . . .             30,000             247,096
         Nintendo Ltd.. . . . . . . . . . .               700              50,893
         Nissan Motor Co., Ltd. . . . . . .           222,000           2,122,473
         Nitto Denko Corp./\ . . . . . . . .           18,600             608,770
         Nomura Holdings, Inc.. . . . . . .            66,000             837,676
         NTT DoCoMo, Inc.(b). . . . . . . .               205             443,889
         Orix Corp.(b). . . . . . . . . . .            14,800             818,422
         Rohm Co., Ltd. . . . . . . . . . .            12,400           1,351,788
         Sankyo Co., Ltd. . . . . . . . . .            35,000             417,989
         Sekisui House Ltd. . . . . . . . .            89,000             674,495
         Shimamura Co., Ltd.. . . . . . . .             5,200             287,121

EQ ADVISORS TRUST
EQ/CAPITAL GUARDIAN INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2003 (Unaudited)

                                                     NUMBER              VALUE
                                                   OF SHARES            (NOTE 1)
-----------------------------------------------------------------------------------
         Shin-Etsu Chemical Co., Ltd. . . .             5,800        $    198,043
         Shionogi & Co., Ltd. . . . . . . .            51,000             691,043
         SMC Corp.. . . . . . . . . . . . .             3,900             328,370
         Sony Corp. . . . . . . . . . . . .            26,300             740,321
         Sumitomo Forestry Co.. . . . . . .            35,000             181,303
         Suzuki Motor Co., Ltd. . . . . . .           111,000           1,443,948
         TDK Corp.. . . . . . . . . . . . .            13,700             676,585
         Tokyo Electron Ltd.. . . . . . . .            43,700           2,070,814
         Tokyu Corp.. . . . . . . . . . . .            75,000             241,724
         Toray Industries, Inc. . . . . . .           144,000             334,591
         Tostem Corp./\. . . . . . . . . .             18,000             259,338
         Yahoo Japan Corp.* . . . . . . . .                32             519,675
         Yamanouchi Pharmaceutical
          Co., Ltd. . . . . . . . . . . . .            13,000             338,872
         Yamato Transport Co., Ltd. . . . .            21,000             232,430
                                                                     ------------
                                                                       30,240,934
                                                                     ------------
         KOREA (1.0%)
         Samsung Electronics Co., Ltd.. . .             1,450             430,934

         Samsung Electronics Co.,                      10,680           1,588,650
          Ltd. (GDR). . . . . . . . . . . .                          ------------
                                                                        2,019,584
                                                                     ------------
         LUXEMBOURG (0.2%)
         SES Global (FDR) . . . . . . . . .            55,400             359,447
                                                                     ------------
         MEXICO (0.7%)
         America Movil S.A. de CV (ADR) . .            21,800             408,750

         Telefonos de Mexico S.A.,                     32,500           1,021,150
          Class L (ADR) . . . . . . . . . .                          ------------
                                                                        1,429,900
                                                                     ------------
         NETHERLANDS (9.1%)
         ABN Amro Holdings N.V. . . . . . .           142,266           2,720,144
         Aegon N.V. . . . . . . . . . . . .           157,678           1,578,935
         ASML Holding N.V.* . . . . . . . .            30,200             286,807
         Heineken Holding N.V.. . . . . . .            14,275             410,475
         Heineken N.V.. . . . . . . . . . .            62,800           2,228,408
         ING Groep N.V. . . . . . . . . . .            82,522           1,433,789
         Koninklijke (Royal)  KPN N.V.* . .           272,700           1,932,177
         Koninklijke (Royal) Philips
          Electronics N.V. (ADR). . . . . .             2,100              40,131
         Koninklijke (Royal) Philips
          Electronics N.V.. . . . . . . . .            40,100             762,573
         NUMICO N.V.. . . . . . . . . . . .             8,000             123,104
         Reed Elsevier N.V.*. . . . . . . .            13,900             163,931
         Royal Dutch Petroleum Co.. . . . .           102,100           4,739,130
         Royal Dutch Petroleum Co. (ADR). .            11,200             522,144

         Unilever N.V.. . . . . . . . . . .             4,900             262,891
         VNU N.V. . . . . . . . . . . . . .            15,120             465,853
                                                                     ------------
                                                                       17,670,492
                                                                     ------------
         NEW ZEALAND (0.2%)
         Telecom Corp. of New Zealand . . .           149,143             457,534
                                                                     ------------
         NORWAY (0.9%)
         Norsk Hydro ASA/\ . . . . . . . . .           24,800           1,219,661
         Statoil ASA/\ . . . . . . . . . . .           70,900             604,060
                                                                     ------------
                                                                        1,823,721
                                                                     ------------
         PORTUGAL (0.2%)

         Portugal Telecom, SGPS, S.A.                  60,500             433,527
          (Registered). . . . . . . . . . .                          ------------
         RUSSIA (0.2%)
         Lukoil Holding (ADR)/\. . . . . .              4,000             316,000
                                                                     ------------
         SINGAPORE (1.4%)
         DBS Group Holdings Ltd. (ADR)(b) .           120,000             701,868

         Singapore Airlines Ltd.. . . . . .            52,000             307,098
         Singapore Press Holdings Ltd.. . .             5,000              51,959
         Singapore Technologies Engineering
          Ltd.. . . . . . . . . . . . . . .           300,000        $    296,422
         Singapore Telecommunications
          Ltd.(S) . . . . . . . . . . . . .         1,265,600           1,085,211
         United Overseas Bank Ltd.. . . . .            46,000             323,907
                                                                     ------------
                                                                        2,766,465
                                                                     ------------
         SPAIN (2.9%)
         Banco Bilbao Vizcaya
          Argentaria S.A. . . . . . . . . .           191,400           2,011,128
         Inditex S.A./\. . . . . . . . . .             69,500           1,747,855
         Repsol YPF S.A.. . . . . . . . . .            29,200             473,472
         Telefonica S.A.* . . . . . . . . .           116,258           1,349,741
                                                                     ------------
                                                                        5,582,196
                                                                     ------------
         SWEDEN (1.2%)
         Assa Abloy AB. . . . . . . . . . .            87,200             844,228
         ForeningsSparbanken AB . . . . . .            72,600           1,002,168
         Sandvik AB . . . . . . . . . . . .            11,000             287,884

         Svenska Handelsbanken AB,                     15,000             245,473
          Class A . . . . . . . . . . . . .                          ------------
                                                                        2,379,753
                                                                     ------------
         SWITZERLAND (8.5%)
         Companhie Financiere Richemont AG,
          Class A . . . . . . . . . . . . .            97,817           1,581,479
         Credit Suisse Group. . . . . . . .            33,854             890,993
         Holcim Ltd. (Registered) . . . . .            33,445           1,235,777
         Nestle S.A. (Registered)/\. . . .             10,230           2,110,875
         Novartis AG (Registered) . . . . .            80,625           3,190,358
         Roche Holding AG . . . . . . . . .            12,347             968,490
         STMicroelectronics N.V./\ . . . . .           43,600             914,248
         STMicroelectronics N.V. (ADR)/\ . .           10,200             212,058
         Swiss Reinsurance. . . . . . . . .            28,695           1,589,871
         Swisscom AG (Registered)/\. . . .              7,366           2,093,618
         Synthes-Stratec, Inc.. . . . . . .               399             286,610
         UBS AG/\. . . . . . . . . . . . .             22,948           1,276,536
         Xstrata plc. . . . . . . . . . . .            40,750             270,654
                                                                     ------------
                                                                       16,621,567
                                                                     ------------
         TAIWAN (0.5%)
         Hon Hai Precision Industry Co.
          Ltd. (GDR)(S) . . . . . . . . . .            10,642              77,178

         Taiwan Semiconductor Manufacturing Co.,       95,035             957,953
          Ltd. (ADR)*/\ . . . . . . . . . . . . .                    ------------
                                                                        1,035,131
                                                                     ------------
         UNITED KINGDOM (16.9%)
         ARM Holdings plc*. . . . . . . . .            69,000              76,286
         AstraZeneca plc. . . . . . . . . .            36,700           1,471,609
         AstraZeneca plc
          (Swedish Exchange). . . . . . . .           116,600           4,726,663
         BAE SYSTEMS plc. . . . . . . . . .           409,452             962,804
         Barclays plc . . . . . . . . . . .           106,400             790,086
         BG Group plc . . . . . . . . . . .           345,800           1,532,108
         BHP Billiton plc . . . . . . . . .           194,847           1,025,663
         BOC Group plc. . . . . . . . . . .            29,200             374,631
         Brambles Industries plc. . . . . .            85,400             231,112
         Centrica plc . . . . . . . . . . .           127,000             368,315
         Compass Group plc. . . . . . . . .            68,800             370,958
         GlaxoSmithKline plc. . . . . . . .            10,533             212,568
         HBOS plc . . . . . . . . . . . . .            61,400             794,843
         HSBC Holdings plc. . . . . . . . .           141,600           1,673,002
         Marks & Spencer Group plc. . . . .            91,100             474,659
         mm02 plc*. . . . . . . . . . . . .           498,600             466,916
         National Grid Transco plc. . . . .           149,900           1,016,632
         Pearson plc. . . . . . . . . . . .           165,200           1,542,932
         Prudential plc . . . . . . . . . .            74,800             452,989
         Reckitt Benckiser plc. . . . . . .            17,500             321,117
         Reed Elsevier plc. . . . . . . . .            49,300             410,216
         Reuters Group plc. . . . . . . . .           120,500             349,464

EQ ADVISORS TRUST
EQ/CAPITAL GUARDIAN INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2003 (Unaudited)

                                                      NUMBER             VALUE
                                                     OF SHARES          (NOTE 1)
----------------------------------------------------------------------------------
                                                                    $
         Royal Bank of Scotland Group plc .           108,500           3,043,679
         Smiths Group plc . . . . . . . . .           118,742           1,377,463
         Standard Chartered plc . . . . . .            85,900           1,043,257
         Unilever plc . . . . . . . . . . .           102,400             815,300
         Vodafone Group plc . . . . . . . .         3,570,318           6,981,447
                                                                     ------------
                                                                       32,906,719
                                                                     ------------
         TOTAL COMMON STOCKS  (86.9%)
          (Cost $183,226,177) . . . . . . .                           169,728,190
                                                                     ------------

         PREFERRED STOCKS:
         KOREA (0.3%)

         Samsung Electronics Co., Ltd.                  4,210             600,926
          (Cost $327,694) . . . . . . . . .                          ------------

                                                   PRINCIPAL
                                                     AMOUNT
                                                  -----------

         CONVERTIBLE BONDS:
         FINANCIALS (0.3%)
         Credit Suisse Group Finance
          Guernsey Ltd.
                                                   $
          6.00%, 12/23/05 . . . . . . . . .           120,000             102,277
         SMFG Finance Ltd.
          2.25%, 7/11/05(b) . . . . . . . .        63,000,000             488,511
                                                                     ------------

         TOTAL CONVERTIBLE BOND SECURITIES (0.3%)                         590,788
          (Cost $542,282)                                            ------------
         SHORT-TERM DEBT SECURITIES:
         SHORT TERM INVESTMENTS OF CASH COLLATERAL
          FOR SECURITIES LOANED (13.5%)
         Morgan Stanley, Discover
          1.44%, 7/1/03 . . . . . . . . . .         2,000,000           2,000,000
         Nomura Securities
          1.29%, 7/1/03 . . . . . . . . . .        24,372,810          24,372,810
                                                                     ------------
                                                                       26,372,810
                                                                     ------------
         TIME DEPOSIT (12.6%)
         J.P. Morgan Chase Nassau,
          0.58%, 7/1/03 . . . . . . . . . .        24,605,411          24,605,411
                                                                     ------------
         TOTAL SHORT-TERM DEBT SECURITIES
          (26.1%)
          (Amortized Cost $50,978,221). . .                            50,978,221
                                                                     ------------
         TOTAL INVESTMENTS (113.6%)
          (Cost/Amortized Cost $235,074,374)                          221,898,125

         OTHER ASSETS LESS LIABILITIES                                (26,595,482)
          (-13.6%). . . . . . . . . . . . .                          ------------
         NET ASSETS (100%)  . . . . . . . .                          $195,302,643
                                                                     ============


--------------------------------------------------------------------------------
MARKET SECTOR DIVERSIFICATION
As A Percentage of Total Equity Investments

Consumer Discretionary . . . . . . . . .     13.8%
Consumer Staples . . . . . . . . . . . .      6.1
Energy . . . . . . . . . . . . . . . . .      7.1
Financials . . . . . . . . . . . . . . .     22.3
Health Care. . . . . . . . . . . . . . .     11.1
Industrials. . . . . . . . . . . . . . .      8.4
Information Technology . . . . . . . . .     11.5
Materials. . . . . . . . . . . . . . . .      5.6
Telecommunications Services. . . . . . .     13.0
Utilities. . . . . . . . . . . . . . . .      1.1
                                            -----
                                            100.0%
                                            =====

---------
*   Non-income producing.
/\  All, or a portion of security out on loan (See Note 1).
(S) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may also be resold to qualified institutional buyers. At June 30, 2003, these securities amounted to $2,909,048 or 1.5% of net assets.
(b) Illiquid security.

   Glossary:
   ADR-- American Depositary Receipt
   GDR-- Global Depositary Receipt
   FDR-- Finnish Depositary Receipt

EQ ADVISORS TRUST
EQ/CAPITAL GUARDIAN INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

At June 30, 2003 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

                                                 LOCAL
                                                CONTRACT    COST ON      U.S. $        UNREALIZED
                                                 AMOUNT   ORIGINATION    CURRENT     APPRECIATION/
                                                (000'S)      DATE         VALUE      (DEPRECIATION)
                                                ----------------------------------------------------
FOREIGN CURRENCY BUY CONTRACTS
Australian Dollar, expiring 09/05/03. . . . .     1,149    $  749,076   $  765,590      $ 16,514
Canadian Dollar, expiring 07/14/03. . . . . .     1,287       879,542      946,622        67,080
Canadian Dollar, expiring 07/17/03. . . . . .     1,722     1,176,074    1,265,778        89,704
European Union, expiring 10/16/03 . . . . . .       793       831,157      907,372        76,215
European Union, expiring 09/12/03 . . . . . .       477       524,326      547,030        22,704
European Union, expiring 09/30/03 . . . . . .     2,666     2,839,751    3,053,086       213,335
                                                                                       ---------
                                                                                        $485,552
                                                                                       =========
FOREIGN CURRENCY SELL CONTRACTS
Japanese Yen, expiring 07/17/03 . . . . . . .   140,328     1,176,074    1,169,356         6,718
Japanese Yen, expiring 09/05/03 . . . . . . .    89,621       749,076      748,033         1,043
Swiss Franc, expiring 07/14/03. . . . . . . .     1,218       879,542      899,759       (20,217)
Hong Kong Dollar, expiring 10/16/03 . . . . .     6,475       831,157      830,180           977
Japanese Yen, expiring 09/12/03 . . . . . . .    60,789       524,326      507,493        16,833
Japanese Yen, expiring 09/30/03 . . . . . . .   337,742     2,839,751    2,821,116        18,595
                                                                                       ---------
                                                                                        $ 23,949
                                                                                       =========


Investment security transactions for the six months ended June 30, 2003 were as follows:


COST OF PURCHASES:
Stocks and long-term
 corporate debt
 securities. . . . . .                  $ 52,776,313
NET PROCEEDS OF SALES
 AND REDEMPTIONS:
Stocks and long-term
 corporate debt
 securities. . . . . .                     7,763,988

As of June 30, 2003, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross
 unrealized
 appreciation. . . . .                  $ 11,826,618
Aggregate gross
 unrealized
 depreciation. . . . .                   (25,002,867)
                                        ------------
Net unrealized
 depreciation. . . . .                  $(13,176,249)
                                        ============
Federal income tax cost
 of investments. . . .                  $235,074,374
                                        ============

At June 30, 2003, the Portfolio had loaned securities with a total value $25,102,717 which was secured by collateral of $26,372,810 (Note 1).

The Portfolio has a net capital loss carryforward of $20,557,232, of which $7,831,255 expires in the year 2009 and $12,725,977 expires in the year 2010.

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2003 (Unaudited)

                                                   NUMBER OF             VALUE
                                                     SHARES             (NOTE 1)
----------------------------------------------------------------------------------
         COMMON STOCKS:
         CONSUMER DISCRETIONARY (14.9%)
         COMPUTER & ELECTRONICS RETAIL (0.6%)


         RadioShack Corp. . . . . . . . . .           153,600        $  4,041,216
                                                                     ------------
         GENERAL MERCHANDISE STORES (1.4%)
         Costco Wholesale Corp.*. . . . . .           215,100           7,872,660
         Wal-Mart Stores, Inc.. . . . . . .            39,100           2,098,497

                                                                     ------------
                                                                        9,971,157
                                                                     ------------
         HOME IMPROVEMENT RETAIL (1.1%)
         Lowe's Cos., Inc.. . . . . . . . .           182,700           7,846,965
                                                                     ------------
         HOTELS (1.1%)
         Carnival Corp. . . . . . . . . . .           175,800           5,715,258
         Starwood Hotels & Resorts
          Worldwide, Inc. . . . . . . . . .            73,300           2,095,647

                                                                     ------------
                                                                        7,810,905
                                                                     ------------
         INTERNET RETAIL (3.4%)
         Amazon.com, Inc.*/\ . . . . . . . .          102,700           3,747,523
         InterActiveCorp*/\. . . . . . . .            505,600          20,006,592

                                                                     ------------
                                                                       23,754,115
                                                                     ------------
         MEDIA (6.2%)
         AOL Time Warner, Inc.* . . . . . .           483,250           7,775,492
         Cablevision Systems New York Group,
          Class A*/\ . . . . . . . . . . . .          660,042          13,702,472
         COX Communications, Inc.,
          Class A*. . . . . . . . . . . . .            92,100           2,937,990
         Entercom Communications Corp.* . .            33,300           1,632,033
         Fox Entertainment Group, Inc.,
          Class A*. . . . . . . . . . . . .            98,100           2,823,318
         Interpublic Group of Cos., Inc./\ .          175,700           2,350,866
         Knight Ridder, Inc.. . . . . . . .            28,300           1,950,719
         Liberty Media Corp., Class A*. . .           632,656           7,313,503
         Radio One, Inc., Class D*/\ . . . .          108,500           1,928,045
         Vivendi Universal S.A. (ADR)/\. .             70,700           1,303,708

                                                                     ------------
                                                                       43,718,146
                                                                     ------------
         RESTAURANTS (0.1%)
         McDonald's Corp. . . . . . . . . .            16,500             363,990
                                                                     ------------
         SPECIALTY STORES (1.0%)
         AutoNation, Inc.*. . . . . . . . .           209,000           3,285,480
         Williams-Sonoma, Inc.*/\. . . . .            128,900           3,763,880

                                                                     ------------
                                                                        7,049,360
                                                                     ------------
          TOTAL CONSUMER DISCRETIONARY  . .                           104,555,854
                                                                     ------------
         CONSUMER STAPLES (5.2%)
         BEVERAGES (3.1%)
         Anheuser-Busch Cos., Inc.. . . . .            68,100           3,476,505
         Pepsi Bottling Group, Inc. . . . .           122,000           2,442,440
         PepsiCo, Inc.. . . . . . . . . . .           357,800          15,922,100

                                                                     ------------
                                                                       21,841,045
                                                                     ------------
         FOOD PRODUCTS (2.1%)
         Altria Group, Inc. . . . . . . . .            95,300           4,330,432
         Campbell Soup Co.. . . . . . . . .           345,100           8,454,950
         Kraft Foods, Inc., Class A . . . .            69,000           2,245,950

                                                                     ------------
                                                                       15,031,332
                                                                     ------------
          TOTAL CONSUMER STAPLES  . . . . .                            36,872,377
                                                                     ------------
         ENERGY (8.2%)
         INTEGRATED OIL & GAS (2.8%)
         ChevronTexaco Corp.. . . . . . . .            44,100           3,184,020
         Exxon Mobil Corp.. . . . . . . . .           356,758          12,811,180
         Royal Dutch Petroleum Co. (ADR). .            80,800           3,766,896


                                                                     ------------
                                                                       19,762,096
                                                                     ------------
         OIL & GAS EQUIPMENT & SERVICES (4.1%)
         Baker Hughes, Inc. . . . . . . . .           466,400          15,657,048
         BJ Services Co.* . . . . . . . . .           145,400           5,432,144
         Schlumberger Ltd.. . . . . . . . .            53,000           2,521,210
         Weatherford International Ltd.*/\ .          120,200        $  5,036,380

                                                                     ------------
                                                                       28,646,782
                                                                     ------------
         OIL & GAS EXPLORATION & PRODUCTION (1.3%)
         Equitable Resources, Inc.. . . . .            34,400           1,401,456
         Unocal Corp. . . . . . . . . . . .           261,700           7,508,173

                                                                     ------------
                                                                        8,909,629
                                                                     ------------
          TOTAL ENERGY  . . . . . . . . . .                            57,318,507
                                                                     ------------
         FINANCIALS (17.9%)
         BANKS (4.7%)
         Bank One Corp. . . . . . . . . . .           688,000          25,579,840
         FleetBoston Financial Corp.. . . .           118,000           3,505,780
         Washington Mutual, Inc.. . . . . .            96,300           3,977,190

                                                                     ------------
                                                                       33,062,810
                                                                     ------------
         DIVERSIFIED FINANCIALS (9.0%)
         AmeriCredit Corp.*/\. . . . . . .            210,400           1,798,920
         IndyMac Bancorp, Inc.. . . . . . .            10,200             259,284
         J.P. Morgan Chase & Co.. . . . . .           540,000          18,457,200
         SLM Corp.. . . . . . . . . . . . .         1,028,700          40,294,179
         State Street Corp. . . . . . . . .            53,000           2,088,200

                                                                     ------------
                                                                       62,897,783
                                                                     ------------
         INSURANCE (3.8%)
         American International Group, Inc.            80,000           4,414,400
         Chubb Corp.. . . . . . . . . . . .            22,300           1,338,000
         Cincinnati Financial Corp. . . . .           123,900           4,595,451
         Everest Re Group Ltd.. . . . . . .            33,700           2,578,050
         Hartford Financial Services
          Group, Inc. . . . . . . . . . . .           107,780           5,427,801
         PartnerRe Ltd. . . . . . . . . . .             1,900              97,109
         PMI Group, Inc.. . . . . . . . . .           207,200           5,561,248
         XL Capital Ltd., Class A . . . . .            34,100           2,830,300

                                                                     ------------
                                                                       26,842,359
                                                                     ------------
         REAL ESTATE (0.4%)
         General Growth Properties (REIT)              42,000           2,622,480
                                                                     ------------
          TOTAL FINANCIALS  . . . . . . . .                           125,425,432
                                                                     ------------
         HEALTH CARE (19.5%)
         BIOTECHNOLOGY (0.8%)
         Amgen, Inc.* . . . . . . . . . . .            88,500           5,879,940
                                                                     ------------
         HEALTH CARE EQUIPMENT & SERVICES (3.0%)
         Applera Corp. - Applied Biosystems
          Group . . . . . . . . . . . . . .           292,200           5,560,566
         Becton, Dickinson & Co.. . . . . .           113,800           4,421,130
         Guidant Corp.. . . . . . . . . . .            61,600           2,734,424
         HCA, Inc.. . . . . . . . . . . . .            79,700           2,553,588
         Lincare Holdings, Inc.*. . . . . .           191,200           6,024,712

                                                                     ------------
                                                                       21,294,420
                                                                     ------------
         PHARMACEUTICALS (15.7%)
         Allergan, Inc. . . . . . . . . . .           270,000          20,817,000
         AstraZeneca plc (ADR)/\ . . . . . .          762,400          31,083,048
         Biogen, Inc.*. . . . . . . . . . .            37,500           1,425,000
         Forest Laboratories, Inc.* . . . .           570,000          31,207,500
         Pfizer, Inc. . . . . . . . . . . .           748,400          25,557,860

                                                                     ------------
                                                                      110,090,408
                                                                     ------------
          TOTAL HEALTH CARE . . . . . . . .                           137,264,768
                                                                     ------------
         INDUSTRIALS (9.7%)
         AEROSPACE & DEFENSE (1.2%)
         Boeing Co. . . . . . . . . . . . .            54,500           1,870,440
         Raytheon Co. . . . . . . . . . . .            82,400           2,706,016
         United Technologies Corp.. . . . .            55,800           3,952,314

                                                                     ------------
                                                                        8,528,770
                                                                     ------------
         BUILDING PRODUCTS (0.9%)
         American Standard Cos., Inc.*. . .            90,900           6,720,237
                                                                     ------------
         COMMERCIAL SERVICES & SUPPLIES (1.9%)
         Automatic Data Processing, Inc.. .            83,400           2,823,924

EQ ADVISORS TRUST
EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2003 (Unaudited)

                                                   NUMBER OF             VALUE
                                                     SHARES            (NOTE 1)
----------------------------------------------------------------------------------
         CheckFree Corp.*/\. . . . . . . .            112,100        $  3,120,864
         Monster Worldwide , Inc.*. . . . .            16,800             331,464
         Robert Half International, Inc.* .           122,000           2,310,680
         Sabre Holdings Corp. . . . . . . .           202,000           4,979,300

                                                                     ------------
                                                                       13,566,232
                                                                     ------------
         CONSTRUCTION & ENGINEERING (0.7%)
         Fluor Corp.. . . . . . . . . . . .           140,400           4,723,056
                                                                     ------------
         ELECTRICAL EQUIPMENT (0.3%)
         Emerson Electric Co. . . . . . . .            37,100           1,895,810
                                                                     ------------
         INDUSTRIAL CONGLOMERATES (3.7%)
         General Electric Co. . . . . . . .           774,300          22,206,924
         Siemens AG (ADR)/\. . . . . . . .             53,400           2,608,590
         Tyco International Ltd.. . . . . .            50,400             956,592

                                                                     ------------
                                                                       25,772,106
                                                                     ------------
         MACHINERY (1.0%)
         Ingersoll-Rand Co., Class A. . . .            98,000           4,637,360
         Navistar International Corp.*/\ . .           65,300           2,130,739

                                                                     ------------
                                                                        6,768,099
                                                                     ------------
          TOTAL INDUSTRIALS . . . . . . . .                            67,974,310
                                                                     ------------
         INFORMATION TECHNOLOGY (9.7%)
         APPLICATION SOFTWARE (0.4%)
         Cadence Design Systems, Inc.*. . .           165,200           1,992,312
         Macromedia, Inc.*. . . . . . . . .            21,100             443,944

                                                                     ------------
                                                                        2,436,256
                                                                     ------------
         COMPUTER HARDWARE (0.7%)
         Apple Computer, Inc.*. . . . . . .            75,500           1,443,560
         International Business
          Machines Corp.. . . . . . . . . .            41,900           3,456,750

                                                                     ------------
                                                                        4,900,310
                                                                     ------------
         COMPUTER STORAGE & PERIPHERALS (0.3%)
         Seagate Technology*. . . . . . . .           111,300           1,964,445
                                                                     ------------
         ELECTRONIC EQUIPMENT & INSTRUMENTS (0.3%)
         Agilent Technologies, Inc.*. . . .            98,600           1,927,630
                                                                     ------------
         INTERNET SOFTWARE & SERVICES (0.3%)
         Polycom, Inc.* . . . . . . . . . .            22,500             311,850
         VeriSign, Inc.*. . . . . . . . . .           150,800           2,085,564

                                                                     ------------
                                                                        2,397,414
                                                                     ------------
         NETWORKING EQUIPMENT (1.0%)
         Cisco Systems, Inc.* . . . . . . .           433,700           7,238,453
                                                                     ------------
         SEMICONDUCTOR EQUIPMENT (1.8%)
         Applied Materials, Inc.* . . . . .           367,500           5,828,550
         ASML Holding N.V. (ADR)*/\. . . .             20,400             195,024
         KLA-Tencor Corp.*. . . . . . . . .            82,200           3,821,478
         Lam Research Corp.*/\ . . . . . . .          132,000           2,403,720
         Teradyne, Inc.*. . . . . . . . . .            20,200             349,662

                                                                     ------------
                                                                       12,598,434
                                                                     ------------
         SEMICONDUCTORS (0.3%)
         Altera Corp.*. . . . . . . . . . .           128,000           2,099,200
         Applied Micro Circuits Corp.*. . .            36,000             217,800

                                                                     ------------
                                                                        2,317,000
                                                                     ------------
         SYSTEMS SOFTWARE (3.3%)
         Microsoft Corp.. . . . . . . . . .           561,000          14,367,210
         Network Associates, Inc.*. . . . .           132,300           1,677,564
         SAP AG (ADR)/\. . . . . . . . . .            159,000           4,645,980
         VERITAS Software Corp.*. . . . . .            77,400           2,219,058

                                                                     ------------
                                                                       22,909,812
                                                                     ------------
         TELECOMMUNICATIONS EQUIPMENT (1.3%)
         General Motors Corp., Class H* . .           380,800           4,878,048
         JDS Uniphase Corp.*. . . . . . . .           109,000             382,590
         QUALCOMM, Inc. . . . . . . . . . .           109,800           3,925,350

                                                                     ------------
                                                                        9,185,988
                                                                     ------------
          TOTAL INFORMATION TECHNOLOGY  . .                            67,875,742
                                                                     ------------
         MATERIALS (2.8%)
         CHEMICALS (2.1%)

         Air Products & Chemicals, Inc. . .           187,900        $  7,816,640
         Du Pont (E.I.) de Nemours & Co.. .           165,300           6,883,092

                                                                     ------------
                                                                       14,699,732
                                                                     ------------
         METALS & MINING (0.3%)
         Phelps Dodge Corp.*. . . . . . . .            54,300           2,081,862
                                                                     ------------
         PAPER & FOREST PRODUCTS (0.4%)
         Bowater, Inc.. . . . . . . . . . .            74,100           2,775,045
                                                                     ------------
          TOTAL MATERIALS . . . . . . . . .                            19,556,639
                                                                     ------------
         TELECOMMUNICATION SERVICES (3.0%)
         DIVERSIFIED TELECOMMUNICATION SERVICES (1.8%)
         AT&T Corp. . . . . . . . . . . . .           263,460           5,071,605
         Sprint Corp. (FON Group) . . . . .           528,700           7,613,280

                                                                     ------------
                                                                       12,684,885
                                                                     ------------
         WIRELESS TELECOMMUNICATION SERVICES (1.2%)
         Sprint Corp. (PCS Group)*/\ . . . .        1,480,400           8,512,300
                                                                     ------------
          TOTAL TELECOMMUNICATION SERVICES                             21,197,185
                                                                     ------------
         UTILITIES (4.6%)
         ELECTRIC UTILITIES (2.0%)
         AES Corp.* . . . . . . . . . . . .         1,068,200           6,783,070
         American Electric Power, Inc.. . .           121,500           3,624,345
         Pinnacle West Capital Corp.. . . .            87,300           3,269,385

                                                                     ------------
                                                                       13,676,800
                                                                     ------------
         GAS UTILITIES (1.6%)
         Kinder Morgan Management LLC*. . .           213,206           7,986,697

         Kinder Morgan, Inc.. . . . . . . .                17                 929
         NiSource, Inc. . . . . . . . . . .           188,800           3,587,200

                                                                     ------------
                                                                       11,574,826
                                                                     ------------
         MULTI - UTILITIES (1.0%)
         Williams Cos., Inc.. . . . . . . .           901,600           7,122,640
                                                                     ------------
          TOTAL UTILITIES . . . . . . . . .                            32,374,266
                                                                     ------------
         TOTAL COMMON STOCKS (95.5%)
          (Cost $622,676,411) . . . . . . .                           670,415,080
                                                                     ------------
                                                   PRINCIPAL
                                                     AMOUNT
                                                   ----------

         SHORT-TERM DEBT SECURITIES:
         SHORT TERM INVESTMENTS OF CASH COLLATERAL
          FOR SECURITIES LOANED (10.1%)
         Morgan Stanley, Discover

          1.44%, 7/1/03 . . . . . . . . . .       $ 9,500,000           9,500,000
         Nomura Securities
          1.29%, 7/1/03 . . . . . . . . . .        36,542,292          36,542,292
          1.42%, 7/1/03 . . . . . . . . . .        25,000,000          25,000,000
                                                                     ------------
                                                                       71,042,292
                                                                     ------------
         TIME DEPOSIT (4.8%)
         J.P. Morgan Chase Nassau,
          0.58%, 7/1/03 . . . . . . . . . .        33,238,734          33,238,734
                                                                     ------------
         TOTAL SHORT TERM DEBT SECURITIES
          (14.9%)
          (Amortized Cost $104,281,026) . .                           104,281,026
                                                                     ------------
         TOTAL INVESTMENTS (110.4%)
          (Cost/Amortized Cost $726,957,437)                          774,696,106

         OTHER ASSETS LESS LIABILITIES                                (73,105,992)
          (-10.4%). . . . . . . . . . . . .                          ------------
         NET ASSETS (100%)  . . . . . . . .                          $701,590,114
                                                                     ============

EQ ADVISORS TRUST
EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

*  Non-income producing.
/\ All, or a portion of security out on loan (See Note 1).

   Glossary:
   ADR-- American Depositary Receipt
   REIT-- Real Estate Investment Trust


Investment security transactions for the six months ended June 30, 2003 were as follows:

COST OF PURCHASES:
Stocks and long-term
 corporate debt
 securities. . . . . .                  $ 84,188,702
NET PROCEEDS OF SALES
 AND REDEMPTIONS:
Stocks and long-term
 corporate debt
 securities. . . . . .                    50,488,699

As of June 30, 2003, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross
 unrealized
 appreciation. . . . .                  $ 67,159,695
Aggregate gross
 unrealized
 depreciation. . . . .                   (19,421,026)
                                        ------------
Net unrealized
 appreciation. . . . .                  $ 47,738,669
                                        ============
Federal income tax cost
 of investments. . . .                  $726,957,437
                                        ============

At June 30, 2003, the Portfolio had loaned securities with a total value $69,582,788 which was secured by collateral of $71,042,292 (Note 1).

The Portfolio has a net capital loss carryforward of $293,868,754, of which $144,463,608 expires in the year 2008, $146,635,332 expires in the year 2009, and $2,769,814 expires in the year 2010.

Included in the capital loss carryforward amounts above are $290,154,333 of losses acquired from EQ/MFS Research Portfolio as a result of the reorganizations as discussed in Note 8. Certain capital loss carryforwards may be subject to limitations on use persuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use.

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/CAPITAL GUARDIAN U.S. EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2003 (Unaudited)


                                                   NUMBER OF             VALUE
                                                    SHARES              (NOTE 1)
--------------------------------------------------------------------------------
         COMMON STOCKS:
         CONSUMER DISCRETIONARY (12.7%)
         COMPUTER & ELECTRONICS RETAIL (0.3%)


         RadioShack Corp.. . . . . . . . .             58,000      $   1,525,980
                                                                   ------------
         GENERAL MERCHANDISE STORES (1.4%)
         Costco Wholesale Corp.* . . . . .            124,400         4,553,040
         Wal-Mart Stores, Inc. . . . . . .             36,176         1,941,566

                                                                   ------------
                                                                      6,494,606
                                                                   ------------
         HOME IMPROVEMENT RETAIL (1.7%)
         Lowe's Cos., Inc. . . . . . . . .            174,100         7,477,595
                                                                   ------------
         HOTELS (1.1%)
         Carnival Corp.. . . . . . . . . .            107,000         3,478,570
         Starwood Hotels & Resorts
          Worldwide, Inc.. . . . . . . . .             55,500         1,586,745

                                                                   ------------
                                                                      5,065,315
                                                                   ------------
         INTERNET RETAIL (1.8%)
         Amazon.com, Inc.*/\. . . . . . .             14,200           518,158
         InterActiveCorp*/\ . . . . . . .            196,208         7,763,951

                                                                   ------------
                                                                      8,282,109
                                                                   ------------
         MEDIA (5.5%)
         AOL Time Warner, Inc.*. . . . . .            366,500         5,896,985
         Cablevision Systems New York
          Group, Class A*/\. . . . . . . .            263,564         5,471,589
         Comcast Corp., Class A* . . . . .             47,200         1,424,496
         COX Communications, Inc.,
          Class A* . . . . . . . . . . . .            101,400         3,234,660
         Entercom Communications Corp.*                 8,100           396,981
         Fox Entertainment Group, Inc.,
          Class A* . . . . . . . . . . . .             23,400           673,452
         Interpublic Group of Cos., Inc. .            102,500         1,371,450
         Knight Ridder, Inc. . . . . . . .             18,800         1,295,884
         Liberty Media Corp., Class A* . .            173,472         2,005,336
         Radio One, Inc., Class D*/\. . .              8,000           142,160
         Viacom, Inc., Class B*. . . . . .             25,100         1,095,866
         Walt Disney Co. . . . . . . . . .            111,900         2,210,025

                                                                   ------------
                                                                     25,218,884
                                                                   ------------
         RESTAURANTS (0.1%)
         McDonald's Corp.. . . . . . . . .             20,300           447,818
                                                                   ------------
         SPECIALTY STORES (0.8%)
         AutoNation, Inc.* . . . . . . . .             95,100         1,494,972
         Williams-Sonoma, Inc.*/\. . . . .             67,000         1,956,400

                                                                   ------------
                                                                      3,451,372
                                                                   ------------
          TOTAL CONSUMER DISCRETIONARY . .                           57,963,679
                                                                   ------------
         CONSUMER STAPLES (3.9%)
         BEVERAGES (1.1%)
         Anheuser-Busch Cos., Inc. . . . .             20,258         1,034,171
         Pepsi Bottling Group, Inc.. . . .             60,600         1,213,212
         PepsiCo, Inc. . . . . . . . . . .             60,000         2,670,000

                                                                   ------------
                                                                      4,917,383
                                                                   ------------
         FOOD PRODUCTS (2.2%)
         Altria Group, Inc.. . . . . . . .            114,572         5,206,152
         Campbell Soup Co. . . . . . . . .            138,700         3,398,150
         H.J. Heinz Co.. . . . . . . . . .             17,900           590,342
         Kraft Foods, Inc., Class A. . . .             32,600         1,061,130

                                                                   ------------
                                                                     10,255,774
                                                                   ------------
         PERSONAL PRODUCTS (0.6%)
         Avon Products, Inc. . . . . . . .             11,900           740,180
         Estee Lauder Cos., Inc., Class A /\           60,700         2,035,271

                                                                   ------------
                                                                      2,775,451
                                                                   ------------
          TOTAL CONSUMER STAPLES . . . . .                           17,948,608
                                                                   ------------
         ENERGY (7.9%)
         INTEGRATED OIL & GAS (3.2%)
         ChevronTexaco Corp. . . . . . . .             17,300         1,249,060
         Exxon Mobil Corp. . . . . . . . .            220,490         7,917,796
         Royal Dutch Petroleum Co. (ADR)               96,900      $   4,517,478
         Shell Transport & Trading Co.
          plc (ADR)/\  . . . . . . . . . .             17,500           697,375

                                                                   ------------
                                                                     14,381,709
                                                                   ------------
         OIL & GAS DRILLING (0.1%)
         Transocean, Inc.* . . . . . . . .             28,700           630,539
                                                                   ------------
         OIL & GAS EQUIPMENT & SERVICES (3.4%)
         Baker Hughes, Inc.. . . . . . . .            193,500         6,495,795
         BJ Services Co.*. . . . . . . . .             44,000         1,643,840
         Schlumberger Ltd. . . . . . . . .             76,924         3,659,275
         Weatherford International Ltd.*/\             85,324         3,575,075

                                                                   ------------
                                                                     15,373,985
                                                                   ------------
         OIL & GAS EXPLORATION & PRODUCTION (1.2%)
         Unocal Corp.. . . . . . . . . . .            196,100         5,626,109
                                                                   ------------
          TOTAL ENERGY . . . . . . . . . .                           36,012,342
                                                                   ------------
         FINANCIALS (16.1%)
         BANKS (4.7%)
         Bank of America Corp. . . . . . .              8,300           655,949
         Bank One Corp.. . . . . . . . . .            184,800         6,870,864
         FleetBoston Financial Corp. . . .             42,900         1,274,559
         Golden West Financial Corp. . . .             41,900         3,352,419
         Washington Mutual, Inc. . . . . .            181,600         7,500,080
         Wells Fargo & Co. . . . . . . . .             37,600         1,895,040

                                                                   ------------
                                                                     21,548,911
                                                                   ------------
         DIVERSIFIED FINANCIALS (7.1%)
         AmeriCredit Corp.*/\  . . . . . .             92,100           787,455
         Citigroup, Inc. . . . . . . . . .             45,933         1,965,933
         Fannie Mae. . . . . . . . . . . .             42,694         2,879,283
         Freddie Mac . . . . . . . . . . .             49,800         2,528,346
         Goldman Sachs Group, Inc. . . . .             16,300         1,365,125
         IndyMac Bancorp, Inc. . . . . . .             18,300           465,186
         J.P. Morgan Chase & Co. . . . . .            248,000         8,476,640
         Lehman Brothers Holdings, Inc.. .             19,400         1,289,712
         SLM Corp. . . . . . . . . . . . .            267,507        10,478,249
         State Street Corp.. . . . . . . .             56,500         2,226,100

                                                                   ------------
                                                                     32,462,029
                                                                   ------------
         INSURANCE (4.3%)
         American International Group, Inc.            25,000         1,379,500
         Berkshire Hathaway, Inc., Class A*                93         6,742,500
         Chubb Corp. . . . . . . . . . . .             22,100         1,326,000
         Cincinnati Financial Corp.. . . .             15,700           582,313
         Everest Re Group Ltd. . . . . . .             14,400         1,101,600
         Hartford Financial Services
          Group, Inc.. . . . . . . . . . .             36,100         1,817,996
         PartnerRe Ltd.. . . . . . . . . .              7,100           362,881
         PMI Group, Inc. . . . . . . . . .             69,400         1,862,696
         XL Capital Ltd., Class A. . . . .             53,100         4,407,300

                                                                   ------------
                                                                     19,582,786
                                                                   ------------
          TOTAL FINANCIALS . . . . . . . .                           73,593,726
                                                                   ------------
         HEALTH CARE (16.6%)
         BIOTECHNOLOGY (0.5%)
         Amgen, Inc.*. . . . . . . . . . .             38,900         2,584,516
                                                                   ------------
         HEALTH CARE EQUIPMENT & SERVICES (3.0%)
         Applera Corp. -
          Applied Biosystems Group . . . .            257,300         4,896,419
         Becton, Dickinson & Co. . . . . .             45,700         1,775,445
         Guidant Corp. . . . . . . . . . .             51,874         2,302,687
         HCA, Inc. . . . . . . . . . . . .             35,900         1,150,236
         Lincare Holdings, Inc.* . . . . .             63,600         2,004,036
         Medtronic, Inc. . . . . . . . . .             31,600         1,515,852

                                                                   ------------
                                                                     13,644,675
                                                                   ------------
         PHARMACEUTICALS (13.1%)
         Allergan, Inc.. . . . . . . . . .            162,400        12,521,040
         AstraZeneca plc (ADR)/\ . . . . .            447,700         18,252,729

EQ ADVISORS TRUST
EQ/CAPITAL GUARDIAN U.S. EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2003 (Unaudited)


                                                   NUMBER OF             VALUE
                                                    SHARES              (NOTE 1)
----------------------------------------------------------------------------------
                                                                   $
         Biogen, Inc.* . . . . . . . . . .             23,514            893,532
         Eli Lilly & Co. . . . . . . . . .             50,900          3,510,573
         Forest Laboratories, Inc.*. . . .            216,146         11,833,993
         Pfizer, Inc.. . . . . . . . . . .            371,439         12,684,642

                                                                    ------------
                                                                      59,696,509
                                                                    ------------
          TOTAL HEALTH CARE  . . . . . . .                            75,925,700
                                                                    ------------
         INDUSTRIALS (10.5%)
         AEROSPACE & DEFENSE (1.3%)
         Boeing Co.. . . . . . . . . . . .             32,400          1,111,968
         United Technologies Corp. . . . .             67,131          4,754,889

                                                                    ------------
                                                                       5,866,857
                                                                    ------------
         BUILDING PRODUCTS (0.7%)
         American Standard Cos., Inc.* . .             41,800          3,090,274
                                                                    ------------
         COMMERCIAL SERVICES & SUPPLIES (3.5%)
         Automatic Data Processing, Inc. .            150,400          5,092,544
         CheckFree Corp.*/\  . . . . . . .            147,500          4,106,400
         Monster Worldwide , Inc.*/\ . . .            126,100          2,487,953
         Robert Half International, Inc.*.            105,689          2,001,749
         Sabre Holdings Corp.. . . . . . .             98,800          2,435,420

                                                                    ------------
                                                                      16,124,066
                                                                    ------------
         CONSTRUCTION & ENGINEERING (0.9%)
         Fluor Corp. . . . . . . . . . . .            121,800          4,097,352
                                                                    ------------
         ELECTRICAL EQUIPMENT (0.6%)
         Emerson Electric Co.. . . . . . .             52,200          2,667,420
                                                                    ------------
         INDUSTRIAL CONGLOMERATES (2.3%)
         General Electric Co.. . . . . . .            294,628          8,449,931
         Siemens AG (ADR)/\  . . . . . . .             25,900          1,265,215
         Tyco International Ltd. . . . . .             41,500            787,670

                                                                    ------------
                                                                      10,502,816
                                                                    ------------
         MACHINERY (1.2%)
         Illinois Tool Works, Inc. . . . .             21,400          1,409,190
         Ingersoll-Rand Co., Class A . . .             43,300          2,048,956
         Navistar International Corp.*/\ .             57,900          1,889,277

                                                                    ------------
                                                                       5,347,423
                                                                    ------------
          TOTAL INDUSTRIALS  . . . . . . .                            47,696,208
                                                                    ------------
         INFORMATION TECHNOLOGY (17.9%)
         APPLICATION SOFTWARE (0.4%)
         Cadence Design Systems, Inc.* . .             86,100          1,038,366
         Macromedia, Inc.* . . . . . . . .             46,700            982,568

                                                                    ------------
                                                                       2,020,934
                                                                    ------------
         COMPUTER HARDWARE (1.0%)
         Apple Computer, Inc.* . . . . . .             35,300            674,936
         Hewlett-Packard Co. . . . . . . .             54,035          1,150,946
         International Business
          Machines Corp. . . . . . . . . .             31,238          2,577,135

                                                                    ------------
                                                                       4,403,017
                                                                    ------------
         COMPUTER STORAGE & PERIPHERALS (0.3%)
         Seagate Technology* . . . . . . .             74,800          1,320,220
                                                                    ------------
         ELECTRONIC EQUIPMENT & INSTRUMENTS (1.1%)
         Agilent Technologies, Inc.* . . .            253,504          4,956,003
                                                                    ------------
         INTERNET SOFTWARE & SERVICES (1.8%)
         eBay, Inc.* . . . . . . . . . . .             41,146          4,286,590
         Polycom, Inc.*/\  . . . . . . . .            113,700          1,575,882
         VeriSign, Inc.* . . . . . . . . .            157,600          2,179,608

                                                                    ------------
                                                                       8,042,080
                                                                    ------------
         IT CONSULTING & SERVICES (0.3%)
         Concord EFS, Inc.*. . . . . . . .             16,500            242,880
         Thomson Corp./\. . . . . . . . .             40,200          1,264,290

                                                                    ------------
                                                                       1,507,170
                                                                    ------------
         NETWORKING EQUIPMENT (1.5%)
         Cisco Systems, Inc.*. . . . . . .            404,112          6,744,629
                                                                    ------------

         SEMICONDUCTOR EQUIPMENT (5.1%)
                                                                   $
         Applied Materials, Inc.*. . . . .            608,796          9,655,504
         ASML Holding N.V. (ADR)*/\  . . .             91,500            874,740
         Credence Systems Corp.*/\ . . . .             12,500            105,875
         KLA-Tencor Corp.* . . . . . . . .            131,900          6,132,031
         Lam Research Corp.*/\. . . . . .              70,400          1,281,984
         Novellus Systems, Inc.* . . . . .             44,600          1,633,297
         Teradyne, Inc.*/\. . . . . . . .             199,300          3,449,883

                                                                    ------------
                                                                      23,133,314
                                                                    ------------
         SEMICONDUCTORS (2.5%)
         Altera Corp.* . . . . . . . . . .            219,700          3,603,080
         Applied Micro Circuits Corp.* . .            141,400            855,470
         Broadcom Corp., Class A*. . . . .             35,600            886,796
         Intel Corp. . . . . . . . . . . .             58,803          1,222,162
         Linear Technology Corp. . . . . .             38,100          1,227,201
         PMC-Sierra, Inc.* . . . . . . . .            167,700          1,967,121
         Xilinx, Inc.* . . . . . . . . . .             62,400          1,579,344

                                                                    ------------
                                                                      11,341,174
                                                                    ------------
         SYSTEMS SOFTWARE (1.9%)
         Microsoft Corp. . . . . . . . . .            250,352          6,411,515
         SAP AG (ADR)/\  . . . . . . . . .             80,600          2,355,132

                                                                    ------------
                                                                       8,766,647
                                                                    ------------
         TELECOMMUNICATIONS EQUIPMENT (2.0%)
         General Motors Corp., Class H*. .             87,600          1,122,156
         JDS Uniphase Corp.* . . . . . . .            325,400          1,142,154
         QUALCOMM, Inc.. . . . . . . . . .            196,600          7,028,450

                                                                    ------------
                                                                       9,292,760
                                                                    ------------
          TOTAL INFORMATION TECHNOLOGY . .                            81,527,948
                                                                    ------------
         MATERIALS (1.8%)
         CHEMICALS (1.5%)
         Air Products & Chemicals, Inc.. .             87,907          3,656,931
         Dow Chemical Co.. . . . . . . . .             27,100            839,016
         Du Pont (E.I.) de Nemours & Co. .             59,450          2,475,498

                                                                    ------------
                                                                       6,971,445
                                                                    ------------
         PAPER & FOREST PRODUCTS (0.3%)
         Bowater, Inc. . . . . . . . . . .             31,500          1,179,675
                                                                    ------------
          TOTAL MATERIALS  . . . . . . . .                             8,151,120
                                                                    ------------
         TELECOMMUNICATION SERVICES (3.5%)
         DIVERSIFIED TELECOMMUNICATION SERVICES (2.2%)
         AT&T Corp.. . . . . . . . . . . .            141,740          2,728,495
         SBC Communications, Inc.. . . . .             17,700            452,235
         Sprint Corp. (FON Group). . . . .            480,900          6,924,960

                                                                    ------------
                                                                      10,105,690
                                                                    ------------
         WIRELESS TELECOMMUNICATION SERVICES (1.3%)
         Sprint Corp. (PCS Group)*/\. . .          1,003,700          5,771,275
                                                                    ------------
          TOTAL TELECOMMUNICATION SERVICES                            15,876,965
                                                                    ------------
         UTILITIES (3.0%)
         ELECTRIC UTILITIES (1.5%)
         AES Corp.*. . . . . . . . . . . .            646,100          4,102,735
         Duke Energy Corp. . . . . . . . .             62,100          1,238,895
         Pinnacle West Capital Corp. . . .             34,500          1,292,025

                                                                    ------------
                                                                       6,633,655
                                                                    ------------
         GAS UTILITIES (1.0%)
         Kinder Morgan Management LLC*                 98,212          3,679,022
         Kinder Morgan, Inc. . . . . . . .                 40              2,186
         NiSource, Inc.. . . . . . . . . .             58,900          1,119,100

                                                                    ------------
                                                                       4,800,308
                                                                    ------------
         MULTI - UTILITIES (0.5%)
         Williams Cos., Inc. . . . . . . .            267,200          2,110,880
                                                                    ------------
          TOTAL UTILITIES  . . . . . . . .                            13,544,843
                                                                    ------------
         TOTAL COMMON STOCKS (93.9%)
          (Cost $412,584,089). . . . . . .                           428,241,139
                                                                    ------------

EQ ADVISORS TRUST
EQ/CAPITAL GUARDIAN U.S. EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2003 (Unaudited)

                                                   NUMBER OF             VALUE
                                                    SHARES              (NOTE 1)
-----------------------------------------------------------------------------------
         CONVERTIBLE PREFERRED STOCKS:
         CONSUMER DISCRETIONARY (0.3%)
         AUTOMOBILES (0.3%)

                                                                    $
         Ford Motor Co. Capital Trust II               25,300           1,099,285
          6.50%. . . . . . . . . . . . . .                           ------------
         MATERIALS (0.3%)
         METALS & MINING (0.3%)

         Phelps Dodge Corp                             13,500           1,336,500
          6.50%. . . . . . . . . . . . . .                           ------------
         TOTAL CONVERTIBLE PREFERRED STOCKS (0.6%)
          (Cost $2,549,845). . . . . . . .                              2,435,785
                                                                     ------------

                                                   PRINCIPAL
                                                    AMOUNT
                                                  -----------
         CONVERTIBLE BONDS:
         CONSUMER DISCRETIONARY (0.6%)
         INTERNET RETAIL (0.6%)
         Amazon.com, Inc.
          4.75%,  2/1/09                          $ 2,996,000
          (Cost $2,097,917). . . . . . . .                              2,834,965
                                                                     ------------

         SHORT-TERM DEBT SECURITIES:
         SHORT TERM INVESTMENTS OF CASH COLLATERAL
          FOR SECURITIES LOANED (7.9%)
         Morgan Stanley, Discover
          1.44%, 7/1/03. . . . . . . . . .          3,000,000           3,000,000
         Nomura Securities
          1.29%, 7/1/03. . . . . . . . . .         33,182,427          33,182,427
                                                                     ------------
                                                                       36,182,427
                                                                     ------------
         TIME DEPOSIT (8.4%)
         J.P. Morgan Chase Nassau,
          0.58%, 7/1/03. . . . . . . . . .        $38,013,290        $ 38,013,290
                                                                     ------------
         TOTAL SHORT-TERM DEBT SECURITIES
          (16.3%)
          (Amortized Cost $74,195,717) . .                             74,195,717
                                                                     ------------
         TOTAL INVESTMENTS (111.4%)
          (Cost/Amortized Cost $491,427,568)                          507,707,606

         OTHER ASSETS LESS LIABILITIES                                (51,772,835)
          (-11.4%) . . . . . . . . . . . .                           ------------
         NET ASSETS (100%) . . . . . . . .                           $455,934,771
                                                                     ============

---------
*  Non-income producing.
/\ All, or a portion of security out on loan (See Note 1).

   Glossary:
   ADR-- American Depositary Receipt


--------------------------------------------------------------------------------
Investment security transactions for the six months ended June 30, 2003 were as follows:

COST OF PURCHASES:
Stocks and long-term
 corporate debt
 securities. . . . . .                  $138,930,468
NET PROCEEDS OF SALES
 AND REDEMPTIONS:
Stocks and long-term
 corporate debt
 securities. . . . . .                    24,571,780

As of June 30, 2003, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross
 unrealized
 appreciation. . . . .                  $ 39,070,143
Aggregate gross
 unrealized
 depreciation. . . . .                   (22,790,105)
                                        ------------
Net unrealized
 appreciation. . . . .                  $ 16,280,038
                                        ============
Federal income tax cost
 of investments. . . .                  $491,427,568
                                        ============

At June 30, 2003, the Portfolio had loaned securities with a total value $35,241,839 which was secured by collateral of $36,182,427 (Note 1).

The Portfolio has a net capital loss carryforward of $10,254,618 of which $22,903 expires in the year 2007, $1,347,041 expires in the year 2008, $1,253,470 expires in the year 2009, and $7,631,204 expires in the year 2010.

Included in the capital loss carryforward amounts above are $2,623,414 of losses acquired from EQ/AXP New Dimensions Portfolio as a result of the reorganizations as discussed in Note 8. Certain capital loss carryforwards may be subject to limitations on use persuant to applicable U.S. Federal Income Tax Law.
 Therefore, it is possible not all of these capital losses will be available for use.

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/EMERGING MARKETS EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2003 (Unaudited)

                                                    NUMBER             VALUE
                                                   OF SHARES          (NOTE 1)
---------------------------------------------------------------------------------
         COMMON STOCKS:
         BRAZIL (5.9%)
         Aracruz Celulose S.A. (ADR). . .             17,700       $     372,762
         Banco Bradesco S.A. (ADR). . . .             24,763             462,573
         Cia de Bebidas das
          Americas (ADR). . . . . . . . .            129,775           2,640,921
         Cia Energetica de Minas Gerais
          S.A.  (ADR) . . . . . . . . . .             24,100             222,443
         Cia Siderurgica
          Nacional S.A. (ADR) . . . . . .             27,000             669,870
         Cia Vale do Rio Doce (Berlin
          Exchange) (Special ADR) . . . .             77,968           2,163,612
         Cia Vale do Rio Doce (NY
          Exchange) (ADR) . . . . . . . .             11,200             332,192
         Lojas Arapua S.A.+ . . . . . . .          1,248,000                  --
         Petroleo Brasileiro Petrobyes S.A.
          (New York Exchange) (ADR)                  165,194           2,933,846
         Petroleo Brasileiro Petrobyes S.A.
          (Sao Paulo Exchange) (ADR)                 122,783           2,426,192
         Tele Norte Leste Participacoes
          S.A. (ADR). . . . . . . . . . .             53,300             622,544

         Votorantim Celulose e Papel                  20,000             386,800
          S.A.(ADR) . . . . . . . . . . .                           ------------
                                                                      13,233,755
                                                                    ------------
         CHINA (1.5%)
         BYD Co. Ltd., Class H. . . . . .            324,000             729,173
         China Oilfield Services Ltd. . .          1,906,000             427,730
         China Shipping Development
          Co. Ltd.. . . . . . . . . . . .          2,227,000             792,486

         Huaneng Power International,              1,198,000           1,367,273
          Inc., Class H . . . . . . . . .                           ------------
                                                                       3,316,662
                                                                    ------------
         CZECH REPUBLIC (0.4%)
         Cesky Telecom AS . . . . . . . .             64,210             659,499
         Komercni Banka A.S.. . . . . . .              1,400             101,037
         Komercni Banka A.S. (GDR). . . .              2,800              67,144
                                                                    ------------
                                                                         827,680
                                                                    ------------
         EGYPT (0.9%)
         Commercial International Bank. .             41,451             254,975
         Mobinil-Egyptian Mobile Network              64,010             572,165
         Orascom Construction Industries.             39,829             322,278

         Orascom Construction                         59,999             950,984
          Industries (GDR)* . . . . . . .                           ------------
                                                                       2,100,402
                                                                    ------------
         HONG KONG (2.3%)
         CNOOC Ltd. . . . . . . . . . . .          2,369,500           3,494,322
         Denway Motors Ltd. . . . . . . .          1,768,000             799,190
         TPV Technology Ltd.. . . . . . .          2,275,000             788,047
                                                                    ------------
                                                                       5,081,559
                                                                    ------------
         HUNGARY (0.5%)
         Matav Rt.. . . . . . . . . . . .             95,400             326,277
         Matav Rt. (ADR). . . . . . . . .             14,569             250,587
         OTP Bank Rt. (GDR) . . . . . . .                164               3,157
         OTP Bank Rt.*. . . . . . . . . .             47,328             457,226
                                                                    ------------
                                                                       1,037,247
                                                                    ------------
         INDIA (4.9%)
         Bharat Heavy Electricals Ltd.. .            153,676             889,416
         Colgate-Palmolive Co. (India). .            131,339             388,619
         Container Corp. of India Ltd.. .             63,300             468,927
         Glaxosmithkline Pharmaceuticals
          plc . . . . . . . . . . . . . .             35,000             268,431
         Gujarat Ambuja Cements Ltd.. . .            122,332             540,188
         Hero Honda Motors Ltd. . . . . .            101,715             554,212
         Hindalco Industries Ltd. . . . .             23,707             380,042
         Hindustan Lever Ltd. . . . . . .            134,369       $     515,992
         Hindustan Lever Ltd.
          (Bonus Shares)+ . . . . . . . .            134,369              17,349
         Infosys Technologies Ltd.. . . .              8,030             564,165
         ITC Ltd. . . . . . . . . . . . .             42,000             692,634
         Mahanagar Telephone Nigam Ltd.              166,248             405,871
         Oil & Natural Gas Corp., Ltd.. .             91,250             948,042
         Ranbaxy Laboratories Ltd.. . . .             47,000             793,801
         Reliance Industries Ltd. . . . .             44,550             311,188
         Reliance Industries Ltd. (GDR)(S)            15,500             216,540
         State Bank of India Ltd.+  . . .            179,500           1,553,310
         Steel Authority of India*. . . .          1,322,699             491,565
         Tata Engineering & Locomotive. .            157,000             667,765
         Tata Iron & Steel Co., Ltd.. . .             94,000             342,158
                                                                    ------------
                                                                      11,010,215
                                                                    ------------
         INDONESIA (3.6%)
         PT Astra International Tbk*. . .          6,871,423           2,977,616
         PT Bank Central Asia Tbk . . . .          2,371,500             826,432
         PT Bank Mandiri* . . . . . . . .          2,219,000             181,554
         PT Bank Pan Indonesia* . . . . .          2,376,500              89,299
         PT HM Sampoerna Tbk. . . . . . .          1,349,000             678,588
         PT Ramayana Lestari Sentosa Tbk.          2,435,000             951,864

         PT Telekomunikasi Indonesia Tbk           4,024,500           2,256,159
                                                                    ------------
                                                                       7,961,512
                                                                    ------------
         ISRAEL (1.9%)
         Bank Hapoalim Ltd. . . . . . . .            404,200             858,130
         Bank Leumi Le-Israel*. . . . . .            278,300             446,027
         Check Point Software Technologies
          Ltd.(ADR)*. . . . . . . . . . .            138,619           2,710,001
         ECI Telecom Ltd.*. . . . . . . .            114,459             336,510
                                                                    ------------
                                                                       4,350,668
                                                                    ------------
         KOREA (14.1%)
         CJ Home Shopping Corp. . . . . .             25,060           1,300,728
         Daishin Securities Co. . . . . .             99,710           1,727,917
         Good Morning Shinhan Securities
          Co., Ltd.*. . . . . . . . . . .             96,050             426,174
         Hyundai Mobis. . . . . . . . . .             74,280           1,905,971
         LG Electronics, Inc. . . . . . .             55,166           2,299,930
         LG Household & Health Care Ltd.              36,830             951,198
         Pantech Co. Ltd. . . . . . . . .             36,520             343,951
         POSCO. . . . . . . . . . . . . .              9,285             963,868
         Samsung Electronics Co., Ltd.. .             46,185          13,725,973
         Samsung Securities Co., Ltd. . .             50,255           1,217,984
         Shinhan Financial Group Co., Ltd.            86,760             904,280
         Shinsegae Co., Ltd.. . . . . . .              2,320             362,227
         SK Telecom Co., Ltd. . . . . . .             25,915           4,425,835
         Tong Yang Confectionery Co.. . .             14,150             874,232
                                                                    ------------
                                                                      31,430,268
                                                                    ------------
         LUXEMBOURG (0.2%)
         Tenaris S.A. (ADR)*. . . . . . .             17,400             443,700
                                                                    ------------
         MALAYSIA (2.6%)
         Commerce Asset Holding Bhd.. . .            572,000             520,821
         Gamuda Bhd.. . . . . . . . . . .            895,000           1,448,487
         Malayan Banking Bhd. . . . . . .            801,000           1,812,790
         Perusahaan Otomobil
          Nasional Bhd. . . . . . . . . .            198,000             422,053
         Resorts World Bhd. . . . . . . .            238,000             613,789
         SP Setia Bhd.. . . . . . . . . .            729,000             548,668
         YTL Corp.. . . . . . . . . . . .            447,000             470,526
                                                                    ------------
                                                                       5,837,134
                                                                    ------------
         MEXICO (7.5%)
         America Movil S.A. de CV (ADR)              241,860           4,534,875
         Coca Cola Femsa S.A. (ADR)*. . .             13,000             279,500

EQ ADVISORS TRUST
EQ/EMERGING MARKETS EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2003 (Unaudited)

                                                    NUMBER              VALUE
                                                   OF SHARES           (NOTE 1)
---------------------------------------------------------------------------------
         Fomento Economico Mexicano S.A.
          de C.V. . . . . . . . . . . . .            252,846       $   1,043,014
         Fomento Economico Mexicano S.A.
          de C.V. (ADR) . . . . . . . . .              4,010             165,212
         Grupo Aeroportuario del Sureste
          S.A. de C.V. (ADR). . . . . . .             42,500             621,775
         Grupo Financiero BBVA Bancomer
          S.A. de C.V.(ADR)*. . . . . . .              9,900             167,722
         Grupo Financiero BBVA Bancora
          S.A. de C.V., Class B*. . . . .          1,854,855           1,571,217
         Magnum Corp. Bhd . . . . . . . .          1,296,000             910,611
         Telefonos de Mexico S.A.,
          Class L (ADR) . . . . . . . . .            137,001           4,304,571
         Wal-Mart de Mexico S.A.,
          Series C. . . . . . . . . . . .             85,161             229,569
         Wal-Mart de Mexico S.A.,
          Series C (ADR). . . . . . . . .             14,450             427,094
         Wal-Mart de Mexico S.A., Series V           820,679           2,425,664
                                                                    ------------
                                                                      16,680,824
                                                                    ------------
         POLAND (1.1%)
         Bank Pekao S.A. (ADR)* . . . . .             83,362           2,156,843
         Bank Pekao S.A. (GDR)* . . . . .              8,049             202,835
                                                                    ------------
                                                                       2,359,678
                                                                    ------------
         RUSSIA (8.6%)
         Gazprom (ADR). . . . . . . . . .            170,500           3,205,400
         GMK Norilsk Nickel (ADR)*. . . .             34,700           1,186,740
         LUKOIL (ADR) . . . . . . . . . .             51,679           4,082,641
         Mobile Telesystems (ADR)*(S) . .             54,400           3,209,600
         Surgutneftegaz (ADR) . . . . . .            100,021           2,090,439
         Unified Energy System. . . . . .             67,700           1,786,603
         Vimpel Communications (ADR)* . .             18,000             835,920
         Yukos (ADR). . . . . . . . . . .             50,920           2,894,724
                                                                    ------------
                                                                      19,292,067
                                                                    ------------
         SOUTH AFRICA (15.7%)
         ABSA Group Ltd.. . . . . . . . .             93,500             437,495
         Anglo American plc (Johannesburg
          Exchange) . . . . . . . . . . .            377,144           5,819,869
         Anglo American plc
          (London Exchange) . . . . . . .            310,431           4,738,349
         AngloGold Ltd. . . . . . . . . .             25,600             807,883
         AngloGold Ltd. (ADR) . . . . . .             29,492             940,795
         Bidvest Group Ltd. . . . . . . .            134,620             770,794
         FirstRand Ltd. . . . . . . . . .          2,117,088           2,153,735
         Gold Fields Ltd. . . . . . . . .            201,700           2,405,628
         Gold Fields Ltd. (ADR) . . . . .             20,300             247,254
         Harmony Gold Mining Co.,
          Ltd. (ADR). . . . . . . . . . .             30,400             409,488
         Harmony Gold Mining Co., Ltd.. .             61,400             805,313
         Impala Platinum Holdings Ltd.. .             22,280           1,323,153
         Liberty Group Ltd. . . . . . . .             38,240             257,649
         Metro Cash & Carry Ltd.* . . . .          1,251,038             384,807
         MTN Group Ltd.*. . . . . . . . .            816,680           1,770,380
         Naspers Ltd. . . . . . . . . . .            127,300             440,719
         Nedcor Ltd.. . . . . . . . . . .             74,000             881,891
         Old Mutual plc
          (Johannesburg Exchange) . . . .            192,400             283,092
         Old Mutual plc
          (London Exchange) . . . . . . .          1,110,667           1,603,659
         Sanlam Ltd.. . . . . . . . . . .            844,170             786,843
         Sappi Ltd. . . . . . . . . . . .             60,880             732,019
         Sappi Ltd. (ADR) . . . . . . . .             13,090             161,661
         Sasol Ltd. . . . . . . . . . . .            270,936           3,014,208
         Standard Bank Group, Ltd.. . . .            706,410           3,085,253
         Telkom SA Ltd. (ADR)*
          (New York Exchange) . . . . . .              7,900             161,950
         Telkom SA Ltd. (ADR)*
          (Berlin Exchange) . . . . . . .              5,900       $     122,720

         Telkom SA Ltd.*. . . . . . . . .            104,000             536,618
                                                                    ------------
                                                                      35,083,225
                                                                    ------------
         SOUTH KOREA (2.5%)
         Daewoo Shipbuilding & Marine
          Engineering Co.,  Ltd. (ADR)* .             53,900             870,485
         Daewoo Shipbuilding & Marine
          Engineering Co.,  Ltd.* . . . .             35,100             296,786
         Hyundai Department Store
          Co. Ltd.. . . . . . . . . . . .             52,570           1,170,667
         Samsung Heavy Industries . . . .            178,500             715,793
         Samsung SDI Co. Ltd. . . . . . .             32,620           2,471,419
                                                                    ------------
                                                                       5,525,150
                                                                    ------------
         TAIWAN (12.5%)
         Ambit Microsystems Corp. . . . .            190,000             587,403
         ASE Test Ltd.* . . . . . . . . .            100,800             554,400
         Asia Optical Co. , Inc.* . . . .            127,000             660,503
         Capital Securities Corp.*. . . .          1,635,000             507,837
         Cathay Financial Holding Co. Ltd.         1,149,000           1,404,296

         Cheng Loong Co.. . . . . . . . .            824,000             216,654
         Chinatrust Financial Holding
          Co., Ltd.*. . . . . . . . . . .          2,109,797           1,700,761
         Compal Electronics, Inc. . . . .            344,000             461,185
         CTCI Corp. . . . . . . . . . . .            699,000             452,401
         EVA Airways Corp.* . . . . . . .          2,666,210             955,244
         Evergreen Marine Corp. . . . . .          1,202,000             854,354
         Fubon Financial Holding
          Co., Ltd.*. . . . . . . . . . .          1,285,000           1,028,446
         Hon Hai Precision Industry
          Co., Ltd. . . . . . . . . . . .            647,750           2,348,819
         Largan Precision Co., Ltd. . . .            113,100             679,711
         Nan Ya Plastic Corp. . . . . . .            836,000             905,808
         Phoenixtec Power Co., Ltd. . . .            769,000             646,573
         Polaris Securities Co., Ltd.*. .          2,549,000           1,222,577
         Premier Image Technology Corp. .            716,000           1,106,790
         Quanta Computer, Inc.. . . . . .            660,650           1,364,822
         Quanta Storage, Inc.*. . . . . .             42,000             300,953
         Siliconware Precision Industries*         1,517,226             964,431
         Taishin Financial Holdings
          Co., Ltd.*. . . . . . . . . . .          1,887,000             981,393
         Taiwan Semiconductor
          Manufacturing Co., Ltd.*. . . .          3,993,495           6,576,978
         Yang Ming Marine Transport*. . .            835,000             554,897
         Yuanta Core Pacific
          Securities Corp.. . . . . . . .          1,259,000             658,420
         Zyxel Communications Corp.*. . .            168,000             315,516
                                                                    ------------
                                                                      28,011,172
                                                                    ------------
         THAILAND (3.5%)
         Bangkok Bank PCL (Foreign)*. . .          1,217,200           1,954,353
         Bangkok Bank, Ltd. (NVDR)* . . .            162,700             216,727
         BEC World PCL (Foreign). . . . .             36,900             210,657
         Italian Thai Development PCL*. .            397,900             317,071
         Kasikornbank PCL (NVDR)* . . . .            785,100             634,952
         Kasikornbank PCL*. . . . . . . .          1,214,800           1,134,179
         Land & House Co. Ltd.. . . . . .          4,192,400             947,379
         Siam Cement Co. Ltd. . . . . . .            495,000           1,766,175
         Siam Commercial Bank PCL*. . . .            755,000             646,527
                                                                    ------------
                                                                       7,828,020
                                                                    ------------
         TURKEY (1.5%)
         Akbank T.A.S.. . . . . . . . . .         83,561,188             247,545
         Akcansa Cimento AS . . . . . . .        137,395,500             353,725
         Arcelik A.S. . . . . . . . . . .        151,191,150             527,876
         Enka Insaat ve Sanayi A.S. . . .         18,108,633             622,674

EQ ADVISORS TRUST
EQ/EMERGING MARKETS EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2003 (Unaudited)

                                                   NUMBER              VALUE
                                                  OF SHARES           (NOTE 1)
---------------------------------------------------------------------------------
         Tofas Turk Otomobil
          Fabrikasi A.S.* . . . . . . . .        175,827,380       $     204,631
         Tupras-Turkiye Petrol
          Rafinerileri A.S. . . . . . . .        116,875,000             770,785
         Turkcell Iletism Hizmetleri A.S.*        76,126,000             510,102
         Turkiye Is Bankasi*. . . . . . .         56,930,000             180,698
                                                                    ------------
                                                                       3,418,036
                                                                    ------------
         VENEZUELA (0.2%)
         CANTV (ADR). . . . . . . . . . .             45,190             564,423
                                                                    ------------
         TOTAL COMMON STOCKS (91.9%)
          (Cost $176,424,486) . . . . . .                            205,393,397
                                                                    ------------

         PREFERRED STOCKS:
         BRAZIL (1.1%)
         Banco Itau Holding
          Financeira S.A. . . . . . . . .          4,922,000             328,019
         Banco Itau Holding
          Financeira S.A. (ADR) . . . . .             40,080           1,358,712
         Cia Energetica de Minas
          Gerais S.A. . . . . . . . . . .         13,993,000             128,761
         Petroleo Brasileiro Petrobyes
          S.A.. . . . . . . . . . . . . .              9,218             163,540

         Tele Norte Leste                         34,915,000             404,644
          Participacoes S.A.. . . . . . .                           ------------
                                                                       2,383,676
                                                                    ------------
         KOREA (1.2%)
         Hyundai Motor Co., Ltd. (ADR). .             48,040             621,363
         Samsung Electronics Co., Ltd.. .             14,055           2,006,176
                                                                    ------------
                                                                       2,627,539
                                                                    ------------
         RUSSIA (0.1%)
         Surgutneftegaz (ADR) . . . . . .             11,373             288,874
                                                                    ------------
         TOTAL PREFERRED STOCKS  (2.4%)
          (Cost $5,509,516) . . . . . . .                              5,300,089
                                                                    ------------
         TOTAL INVESTMENTS (94.3%)
          (Cost $181,934,002)                                        210,693,486

         OTHER ASSETS LESS LIABILITIES                                12,852,248
          (5.7%)  . . . . . . . . . . . .                           ------------
         NET ASSETS (100%)  . . . . . . .                           $223,545,734
                                                                    ============

--------------------------------------------------------------------------------
MARKET SECTOR DIVERSIFICATION
As A Percentage of Total Equity Investments

Consumer Discretionary . . . . . . . . .      9.6%
Consumer Staples . . . . . . . . . . . .      3.6
Energy . . . . . . . . . . . . . . . . .     12.7
Financials . . . . . . . . . . . . . . .     18.1
Health Care. . . . . . . . . . . . . . .      0.5
Industrials. . . . . . . . . . . . . . .      7.4
Information Technology . . . . . . . . .     18.2
Materials. . . . . . . . . . . . . . . .     15.3
Telecommunications Services. . . . . . .     12.7
Utilities. . . . . . . . . . . . . . . .      1.9
                                            -----
                                            100.0 %
                                            =====

---------
*  Non-income producing.
+ Securities (totaling $1,570,659 or 0.7% of net assets) valued at fair value.
(S)
   Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may also be resold to qualified institutional buyers. At June 30, 2003, these securities amounted to $3,426,140 or 1.5% of net assets.

  Glossary:
  ADR-- American Depositary Receipt
  GDR-- Global Depositary Receipt
  NVDR-- Non-Voting Depositary Receipt


--------------------------------------------------------------------------------
Investment security transactions for the six months ended June 30, 2003 were as follows:


COST OF PURCHASES:
Stocks and long-term
 corporate debt
 securities. . . . . .                  $ 75,420,330
NET PROCEEDS OF SALES
 AND REDEMPTIONS:
Stocks and long-term
 corporate debt
 securities. . . . . .                    77,790,428

As of June 30, 2003, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:


Aggregate gross
 unrealized
 appreciation. . . . .                  $ 32,775,143
Aggregate gross
 unrealized
 depreciation. . . . .                    (4,015,659)
                                        ------------
Net unrealized
 appreciation. . . . .                  $ 28,759,484
                                        ============
Federal income tax cost
 of investments. . . .                  $181,934,002
                                        ============


For the six months ended June 30, 2003, the Portfolio incurred approximately $894 as brokerage commissions with Morgan Stanley & Co., Inc., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $108,212,893 of which $79,341,923 expires in the year 2009 and $28,870,970 expires in the year 2010.

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2003 (Unaudited)

                                                  NUMBER                VALUE
                                                 OF SHARES             (NOTE 1)
-----------------------------------------------------------------------------------
         COMMON STOCKS:
         CONSUMER DISCRETIONARY (13.1%)
         APPAREL RETAIL (0.4%)
         Gap, Inc. . . . . . . . . . . .            240,375       $     4,509,435
         Limited Brands, Inc.. . . . . .            142,278             2,205,309
         TJX Cos., Inc.. . . . . . . . .            142,900             2,692,236

                                                                   --------------
                                                                        9,406,980
                                                                   --------------
         AUTO COMPONENTS (0.3%)
         AutoZone, Inc.* . . . . . . . .             26,500             2,013,205
         Cooper Tire & Rubber Co.. . . .             20,000               351,800
         Dana Corp.. . . . . . . . . . .             40,365               466,620
         Delphi Corp.. . . . . . . . . .            152,091             1,312,545
         Goodyear Tire & Rubber Co./\. .             47,600               249,900
         Johnson Controls, Inc.. . . . .             24,200             2,071,520
         Snap-On, Inc./\. . . . . . . .              15,800               458,674
         Visteon Corp. . . . . . . . . .             35,040               240,725

                                                                   --------------
                                                                        7,164,989
                                                                   --------------
         AUTOMOBILES (0.7%)
         Ford Motor Co.. . . . . . . . .            499,097             5,485,076
         General Motors Corp.. . . . . .            152,400             5,486,400
         Harley-Davidson, Inc. . . . . .             82,300             3,280,478
         PACCAR, Inc.. . . . . . . . . .             31,500             2,128,140

                                                                   --------------
                                                                       16,380,094
                                                                   --------------
         CASINOS & GAMING (0.1%)
         Harrah's Entertainment, Inc.* .             30,400             1,223,296
                                                                   --------------
         COMPUTER & ELECTRONICS RETAIL (0.2%)
         Best Buy Co., Inc.* . . . . . .             87,550             3,845,196
         Circuit City Stores, Inc. . . .             57,200               503,360
         RadioShack Corp./\. . . . . . .             45,800             1,204,998

                                                                   --------------
                                                                        5,553,554
                                                                   --------------
         DEPARTMENT STORES (0.5%)
         Dillards, Inc., Class A . . . .             23,000               309,810
         Federated Department Stores,
          Inc. . . . . . . . . . . . . .             51,700             1,905,145
         J.C. Penney Co., Inc./\. . . .              72,900             1,228,365
         Kohl's Corp.* . . . . . . . . .             91,700             4,711,546
         May Department Stores Co. . . .             78,400             1,745,184
         Nordstrom, Inc. . . . . . . . .             36,800               718,336
         Sears, Roebuck & Co.. . . . . .             86,000             2,893,040

                                                                   --------------
                                                                       13,511,426
                                                                   --------------
         GENERAL MERCHANDISE STORES (3.2%)
         Big Lots, Inc.*/\. . . . . . .              31,500               473,760
         Costco Wholesale Corp.* . . . .            124,000             4,538,400
         Dollar General Corp.. . . . . .             90,590             1,654,173
         Family Dollar Stores, Inc.. . .             46,800             1,785,420
         Target Corp.. . . . . . . . . .            247,200             9,354,048
         Wal-Mart Stores, Inc. . . . . .          1,200,700            64,441,569

                                                                   --------------
                                                                       82,247,370
                                                                   --------------
         HOME IMPROVEMENT RETAIL (1.2%)
         Home Depot, Inc.. . . . . . . .            632,650            20,953,368
         Lowe's Cos., Inc. . . . . . . .            212,400             9,122,580
         Sherwin-Williams Co.. . . . . .             40,700             1,094,016

                                                                   --------------
                                                                       31,169,964
                                                                   --------------
         HOTELS (0.4%)
         Carnival Corp.. . . . . . . . .            171,000             5,559,210
         Hilton Hotels Corp. . . . . . .            102,300             1,308,417
         Marriott International, Inc.,
          Class A. . . . . . . . . . . .             63,550             2,441,591
         Starwood Hotels & Resorts
          Worldwide, Inc.. . . . . . . .             54,300             1,552,437

                                                                   --------------
                                                                       10,861,655
                                                                   --------------
         HOUSEHOLD DURABLES (0.5%)
         Black & Decker Corp.. . . . . .             21,400               929,830
         Centex Corp.. . . . . . . . . .             16,800             1,306,872
         Fortune Brands, Inc.. . . . . .             40,600             2,119,320
         KB Home . . . . . . . . . . . .             13,000               805,740
         Leggett & Platt, Inc. . . . . .             52,900             1,084,450
         Maytag Corp./\. . . . . . . . .             21,200               517,704
         Newell Rubbermaid, Inc. . . . .             72,676             2,034,928
         Pulte Homes, Inc. . . . . . . .             16,700             1,029,722
         Stanley Works . . . . . . . . .             24,000               662,400
         Tupperware Corp.. . . . . . . .             15,800               226,888
         Whirlpool Corp. . . . . . . . .             18,600             1,184,820

                                                                   --------------
                                                                       11,902,674
                                                                   --------------
         LEISURE FACILITIES (0.1%)
         International Game Technology*/\            23,100             2,363,823
                                                                   --------------
         LEISURE PRODUCTS (0.1%)
         Brunswick Corp. . . . . . . . .             24,500               612,990
         Hasbro, Inc.. . . . . . . . . .             47,008               822,170
         Mattel, Inc.. . . . . . . . . .            118,900             2,249,588

                                                                   --------------
                                                                        3,684,748
                                                                   --------------
         MEDIA (4.0%)
         AOL Time Warner, Inc.*. . . . .          1,215,850            19,563,027
         Clear Channel
          Communications, Inc.*. . . . .            166,690             7,065,989
         Comcast Corp., Class A* . . . .            627,800            18,947,004
         Dow Jones & Co., Inc./\. . . .              22,300               959,569
         Gannett Co., Inc. . . . . . . .             72,700             5,584,087
         Interpublic Group of Cos., Inc./\          104,800             1,402,224
         Knight Ridder, Inc. . . . . . .             22,200             1,530,246
         McGraw-Hill Cos., Inc.. . . . .             52,700             3,267,400
         Meredith Corp./\. . . . . . . .             13,500               594,000
         New York Times Co., Class A . .             41,200             1,874,600
         Omnicom Group, Inc./\. . . . .              51,200             3,671,040
         Tribune Co. . . . . . . . . . .             82,870             4,002,621
         Univision Communications, Inc.,
          Class A*/\. . . . . . . . . .              62,300             1,893,920
         Viacom, Inc., Class B*. . . . .            479,000            20,913,140
         Walt Disney Co. . . . . . . . .            555,500            10,971,125

                                                                   --------------
                                                                      102,239,992
                                                                   --------------
         PHOTOGRAPHIC PRODUCTS (0.1%)
         Eastman Kodak Co./\. . . . . .              79,400             2,171,590
                                                                   --------------
         RESTAURANTS (0.6%)
         Darden Restaurants, Inc.. . . .             46,450               881,621
         McDonald's Corp.. . . . . . . .            345,200             7,615,112
         Starbucks Corp.*. . . . . . . .            105,400             2,584,408
         Wendy's International, Inc. . .             31,400               909,658
         Yum! Brands, Inc.*. . . . . . .             80,340             2,374,850

                                                                   --------------
                                                                       14,365,649
                                                                   --------------
         SPECIALTY STORES (0.4%)
         American Greetings Corp.,
          Class A*/\. . . . . . . . . .              17,900               351,556
         AutoNation, Inc.* . . . . . . .             78,800             1,238,736
         Bed Bath & Beyond, Inc.*. . . .             80,000             3,104,800
         Office Depot, Inc.* . . . . . .             83,900             1,217,389
         Staples, Inc.*. . . . . . . . .            128,750             2,362,563
         Tiffany & Co. . . . . . . . . .             39,500             1,290,860
         Toys-R-Us, Inc.*. . . . . . . .             57,700               699,324

                                                                   --------------
                                                                       10,265,228
                                                                   --------------
         TEXTILES & APPAREL (0.3%)
         Jones Apparel Group, Inc.*. . .             35,000             1,024,100
         Liz Claiborne, Inc. . . . . . .             29,100             1,025,775
         Nike, Inc., Class B . . . . . .             71,900             3,845,931
         Reebok International Ltd.*. . .             16,300               548,169
         V.F. Corp.. . . . . . . . . . .             29,600             1,005,512

                                                                   --------------
                                                                        7,449,487
                                                                   --------------
          TOTAL CONSUMER DISCRETIONARY .                              331,962,519
                                                                   --------------
         CONSUMER STAPLES (8.7%)
         BEVERAGES (2.7%)
         Adolph Coors Co., Class B . . .              9,900               484,902
         Anheuser-Busch Cos., Inc. . . .            232,800            11,884,440
         Brown-Forman Corp., Class B . .             16,400             1,289,368

EQ ADVISORS TRUST
EQ/EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2003 (Unaudited)

                                                   NUMBER              VALUE
                                                  OF SHARES           (NOTE 1)
----------------------------------------------------------------------------------
         Coca-Cola Co. . . . . . . . . .            674,400        $   31,298,904
         Coca-Cola Enterprises, Inc. . .            122,200             2,217,930
         Pepsi Bottling Group, Inc.. . .             76,200             1,525,524
         PepsiCo, Inc. . . . . . . . . .            469,760            20,904,320

                                                                   --------------
                                                                       69,605,388
                                                                   --------------
         DRUG RETAIL (0.5%)
         CVS Corp. . . . . . . . . . . .            106,900             2,996,407
         Walgreen Co.. . . . . . . . . .            278,800             8,391,880

                                                                   --------------
                                                                       11,388,287
                                                                   --------------
         FOOD DISTRIBUTORS (0.2%)
         SUPERVALU, Inc. . . . . . . . .             36,300               773,916
         SYSCO Corp. . . . . . . . . . .            177,800             5,341,112

                                                                   --------------
                                                                        6,115,028
                                                                   --------------
         FOOD PRODUCTS (2.4%)
         Altria Group, Inc.. . . . . . .            562,700            25,569,088
         Archer-Daniels-Midland Co.. . .            175,566             2,259,535
         Campbell Soup Co. . . . . . . .            111,600             2,734,200
         ConAgra Foods, Inc. . . . . . .            146,000             3,445,600
         General Mills, Inc. . . . . . .            100,300             4,755,223
         H.J. Heinz Co.. . . . . . . . .             95,550             3,151,239
         Hershey Foods Corp. . . . . . .             37,100             2,584,386
         Kellogg Co. . . . . . . . . . .            111,000             3,815,070
         McCormick & Co., Inc.
          (Non Voting) . . . . . . . . .             38,100             1,036,320
         Monsanto Co.. . . . . . . . . .             71,099             1,538,582
         R.J. Reynolds Tobacco
          Holdings, Inc./\. . . . . . .              23,100               859,551
         Sara Lee Corp.. . . . . . . . .            212,900             4,004,649
         UST, Inc. . . . . . . . . . . .             45,600             1,597,368
         Wm. Wrigley Jr. Co./\. . . . .              61,300             3,446,899

                                                                   --------------
                                                                       60,797,710
                                                                   --------------
         FOOD RETAIL (0.3%)
         Albertson's, Inc. . . . . . . .            103,051             1,978,579
         Kroger Co.* . . . . . . . . . .            207,500             3,461,100
         Safeway, Inc.*. . . . . . . . .            119,900             2,453,154
         Winn-Dixie Stores, Inc./\. . .              38,300               471,473

                                                                   --------------
                                                                        8,364,306
                                                                   --------------
         HOUSEHOLD PRODUCTS (2.0%)
         Clorox Co.. . . . . . . . . . .             59,900             2,554,735
         Colgate-Palmolive Co. . . . . .            146,400             8,483,880
         Kimberly-Clark Corp.. . . . . .            139,944             7,296,680
         Procter & Gamble Co.. . . . . .            351,700            31,364,606

                                                                   --------------
                                                                       49,699,901
                                                                   --------------
         PERSONAL PRODUCTS (0.6%)
         Alberto-Culver Co., Class  B/\ .            15,900               812,490
         Avon Products, Inc. . . . . . .             64,000             3,980,800
         Gillette Co.. . . . . . . . . .            284,000             9,048,240

                                                                   --------------
                                                                       13,841,530
                                                                   --------------
          TOTAL CONSUMER STAPLES . . . .                              219,812,150
                                                                   --------------
         ENERGY (5.6%)
         INTEGRATED OIL & GAS (4.1%)
         Amerada Hess Corp.. . . . . . .             24,300             1,195,074
         ChevronTexaco Corp. . . . . . .            290,623            20,982,981
         ConocoPhillips. . . . . . . . .            184,080            10,087,584
         Exxon Mobil Corp. . . . . . . .          1,830,332            65,727,222
         Marathon Oil Co.. . . . . . . .             84,900             2,237,115
         Occidental Petroleum Corp.. . .            102,800             3,448,940

                                                                   --------------
                                                                      103,678,916
                                                                   --------------
         OIL & GAS DRILLING (0.2%)
         Nabors Industries Ltd.* . . . .             39,400             1,558,270
         Noble Corp.*. . . . . . . . . .             36,400             1,248,520
         Rowan Cos., Inc.* . . . . . . .             25,400               568,960
         Transocean, Inc.* . . . . . . .             86,792             1,906,820

                                                                   --------------
                                                                        5,282,570
                                                                   --------------
         OIL & GAS EQUIPMENT & SERVICES (0.6%)
         Baker Hughes, Inc.. . . . . . .             91,660             3,077,026
         BJ Services Co.*. . . . . . . .             42,900        $    1,602,744
         El Paso Corp./\. . . . . . . .            162,896             1,316,200
         Halliburton Co. . . . . . . . .            118,700             2,730,100
         Schlumberger Ltd. . . . . . . .            158,400             7,535,088

                                                                   --------------
                                                                       16,261,158
                                                                   --------------
         OIL & GAS EXPLORATION & PRODUCTION (0.7%)
         Anadarko Petroleum Corp.. . . .             67,672             3,009,374
         Apache Corp.. . . . . . . . . .             43,490             2,829,459
         Burlington Resources, Inc.. . .             54,730             2,959,251
         Devon Energy Corp.. . . . . . .             62,600             3,342,840
         EOG Resources, Inc. . . . . . .             31,400             1,313,776
         Kerr-McGee Corp.. . . . . . . .             27,264             1,221,427
         Unocal Corp.. . . . . . . . . .             70,100             2,011,169

                                                                   --------------
                                                                       16,687,296
                                                                   --------------
         OIL & GAS REFINING & MARKETING (0.0%)
         Sunoco, Inc.. . . . . . . . . .             20,800               784,992
                                                                   --------------
          TOTAL ENERGY . . . . . . . . .                              142,694,932
                                                                   --------------
         FINANCIALS (19.7%)
         BANKS (6.9%)
         AmSouth Bancorp . . . . . . . .             96,650             2,110,836
         Bank of America Corp. . . . . .            408,655            32,296,005
         Bank of New York Co., Inc.. . .            208,400             5,991,500
         Bank One Corp.. . . . . . . . .            316,587            11,770,705
         Charter One Financial, Inc. . .             61,461             1,916,354
         Comerica, Inc.. . . . . . . . .             47,550             2,211,075
         Fifth Third Bancorp . . . . . .            157,167             9,011,956
         First Tennessee National Corp..             34,200             1,501,722
         FleetBoston Financial Corp. . .            285,485             8,481,759
         Golden West Financial Corp. . .             41,800             3,344,418
         Huntington Bancshares, Inc. . .             63,988             1,249,046
         KeyCorp.. . . . . . . . . . . .            115,600             2,921,212
         Marshall & Ilsley Corp. . . . .             59,400             1,816,452
         Mellon Financial Corp.. . . . .            117,200             3,252,300
         National City Corp. . . . . . .            166,300             5,439,673
         North Fork Bancorp, Inc.. . . .             43,900             1,495,234
         Northern Trust Corp.. . . . . .             60,100             2,511,579
         PNC Financial Services
          Group, Inc.. . . . . . . . . .             77,300             3,773,013
         Regions Financial Corp. . . . .             60,100             2,030,178
         SouthTrust Corp.. . . . . . . .             94,000             2,556,800
         SunTrust Banks, Inc.. . . . . .             76,800             4,557,312
         U.S. Bancorp. . . . . . . . . .            521,045            12,765,602
         Union Planters Corp.. . . . . .             53,850             1,670,965
         Wachovia Corp.. . . . . . . . .            369,976            14,784,241
         Washington Mutual, Inc. . . . .            257,523            10,635,700
         Wells Fargo & Co. . . . . . . .            460,200            23,194,080
         Zions Bancorp/\. . . . . . . .              24,700             1,250,067

                                                                   --------------
                                                                      174,539,784
                                                                   --------------
         DIVERSIFIED FINANCIALS (8.0%)
         AMBAC Financial Group, Inc. . .             28,800             1,908,000
         American Express Co.. . . . . .            357,500            14,947,075
         BB&T Corp.. . . . . . . . . . .            128,100             4,393,830
         Bear Stearns Co., Inc.. . . . .             27,053             1,959,178
         Capital One Financial Corp./\.              60,400             2,970,472
         Charles Schwab Corp.. . . . . .            365,425             3,687,138
         Citigroup, Inc. . . . . . . . .          1,398,316            59,847,925
         Countrywide Financial Corp. . .             34,400             2,393,208
         Fannie Mae. . . . . . . . . . .            270,700            18,256,008
         Federated Investors, Inc.,
          Class B. . . . . . . . . . . .             29,900               819,858
         Franklin Resources, Inc.. . . .             70,000             2,734,900
         Freddie Mac . . . . . . . . . .            189,300             9,610,761
         Goldman Sachs Group, Inc. . . .            128,400            10,753,500
         J.P. Morgan Chase & Co. . . . .            543,059            18,561,757
         Janus Capital Group, Inc. . . .             60,500               992,200
         Lehman Brothers Holdings, Inc..             66,000             4,387,680
         MBNA Corp.. . . . . . . . . . .            347,498             7,241,858

EQ ADVISORS TRUST
EQ/EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2003 (Unaudited)

                                                  NUMBER                VALUE
                                                 OF SHARES             (NOTE 1)
----------------------------------------------------------------------------------
         Merrill Lynch & Co., Inc. . . .            252,200        $   11,772,696
         Moody's Corp. . . . . . . . . .             41,100             2,166,381
         Morgan Stanley. . . . . . . . .            294,710            12,598,853
         Providian Financial Corp.*. . .             78,600               727,836
         SLM Corp. . . . . . . . . . . .            125,400             4,911,918
         State Street Corp.. . . . . . .             90,300             3,557,820
         Synovus Financial Corp. . . . .             82,800             1,780,200
         T. Rowe Price Group, Inc. . . .             33,300             1,257,075

                                                                   --------------
                                                                      204,238,127
                                                                   --------------
         INSURANCE (4.5%)
         ACE Ltd.. . . . . . . . . . . .             71,400             2,448,306
         AFLAC, Inc. . . . . . . . . . .            140,400             4,317,300
         Allstate Corp.. . . . . . . . .            191,176             6,815,424
         American International
          Group, Inc.. . . . . . . . . .            709,557            39,153,355
         Aon Corp. . . . . . . . . . . .             84,225             2,028,138
         Chubb Corp. . . . . . . . . . .             46,500             2,790,000
         Cincinnati Financial Corp.. . .             43,900             1,628,251
         Hartford Financial Services
          Group, Inc./\ . . . . . . . . .            76,100             3,832,396
         Jefferson-Pilot Corp. . . . . .             39,050             1,619,013
         John Hancock Financial
          Services, Inc. . . . . . . . .             78,400             2,409,232
         Lincoln National Corp.. . . . .             48,100             1,713,803
         Loews Corp. . . . . . . . . . .             50,500             2,388,145
         Marsh & McLennan Cos., Inc. . .            146,100             7,461,327
         MBIA, Inc.. . . . . . . . . . .             39,450             1,923,188
         Metlife, Inc. . . . . . . . . .            206,700             5,853,744
         MGIC Investment Corp. . . . . .             27,300             1,273,272
         Principal Financial Group . . .             87,100             2,808,975
         Progressive Corp. . . . . . . .             59,300             4,334,830
         Prudential Financial, Inc.. . .            154,000             5,182,100
         Safeco Corp.. . . . . . . . . .             37,600             1,326,528
         St. Paul Cos., Inc. . . . . . .             61,588             2,248,578
         Torchmark Corp. . . . . . . . .             32,200             1,199,450
         Travelers Property Casualty
          Corp., Class B . . . . . . . .            273,599             4,314,656
         UnumProvident Corp. . . . . . .             78,120             1,047,589
         XL Capital Ltd., Class A. . . .             37,000             3,071,000

                                                                   --------------
                                                                      113,188,600
                                                                   --------------
         REAL ESTATE (0.3%)
         Apartment Investment &
          Management Co. (REIT). . . . .             25,500               882,300
         Equity Office Properties
          Trust (REIT) . . . . . . . . .            112,000             3,025,120
         Equity Residential (REIT) . . .             73,700             1,912,515
         Simon Property Group,
          Inc. (REIT). . . . . . . . . .             50,200             1,959,306

                                                                   --------------
                                                                        7,779,241
                                                                   --------------
          TOTAL FINANCIALS . . . . . . .                              499,745,752
                                                                   --------------
         HEALTH CARE (14.3%)
         BIOTECHNOLOGY (1.1%)
         Amgen, Inc.*. . . . . . . . . .            350,164            23,264,896
         Chiron Corp.* . . . . . . . . .             50,900             2,225,348
         Genzyme Corp. -
          General Division*. . . . . . .             58,400             2,441,120

                                                                   --------------
                                                                       27,931,364
                                                                   --------------
         HEALTH CARE EQUIPMENT & SERVICES (3.5%)
         Aetna, Inc. . . . . . . . . . .             40,943             2,464,769
         AmerisourceBergen Corp. . . . .             30,000             2,080,500
         Anthem, Inc.* . . . . . . . . .             38,500             2,970,275
         Applera Corp. - Applied
          Biosystems Group . . . . . . .             56,900             1,082,807
         Bard (C.R.), Inc. . . . . . . .             14,100             1,005,471
         Bausch & Lomb, Inc. . . . . . .             14,500               543,750
         Baxter International, Inc.. . .            161,400        $    4,196,400
         Becton, Dickinson & Co. . . . .             69,300             2,692,305
         Biomet, Inc.. . . . . . . . . .             70,425             2,018,381
         Boston Scientific Corp.*. . . .            111,000             6,782,100
         Cardinal Health, Inc. . . . . .            123,025             7,910,507
         CIGNA Corp. . . . . . . . . . .             38,000             1,783,720
         Guidant Corp. . . . . . . . . .             83,500             3,706,565
         HCA, Inc. . . . . . . . . . . .            139,600             4,472,784
         Health Management Associates,
          Inc., Class A. . . . . . . . .             64,900             1,197,405
         Humana, Inc.* . . . . . . . . .             44,100               665,910
         Manor Care, Inc.*/\. . . . . .              24,500               612,745
         McKesson Corp.. . . . . . . . .             79,081             2,826,355
         Medtronic, Inc. . . . . . . . .            331,700            15,911,649
         Millipore Corp.*. . . . . . . .             13,200               585,684
         Quest Diagnostics, Inc.*/\ . . .            28,600             1,824,680
         Quintiles Transnational Corp.*.             32,000               454,080
         St. Jude Medical, Inc.* . . . .             48,286             2,776,445
         Stryker Corp. . . . . . . . . .             53,900             3,739,043
         Tenet Healthcare Corp.* . . . .            128,800             1,500,520
         UnitedHealth Group, Inc.. . . .            165,600             8,321,400
         WellPoint Health
          Networks, Inc.*. . . . . . . .             40,500             3,414,150
         Zimmer Holdings, Inc.*/\ . . . .            53,100             2,392,155

                                                                   --------------
                                                                       89,932,555
                                                                   --------------
         PHARMACEUTICALS (9.7%)
         Abbott Laboratories . . . . . .            425,300            18,611,128
         Allergan, Inc.. . . . . . . . .             35,200             2,713,920
         Biogen, Inc.* . . . . . . . . .             40,500             1,539,000
         Bristol-Myers Squibb Co.. . . .            526,900            14,305,335
         Eli Lilly & Co. . . . . . . . .            305,600            21,077,232
         Forest Laboratories, Inc.*. . .             98,800             5,409,300
         Johnson & Johnson . . . . . . .            808,010            41,774,117
         King Pharmaceuticals, Inc.* . .             65,410               965,451
         MedImmune, Inc.*. . . . . . . .             68,400             2,487,708
         Merck & Co., Inc. . . . . . . .            610,800            36,983,940
         Pfizer, Inc.. . . . . . . . . .          2,168,572            74,056,734
         Schering-Plough Corp. . . . . .            398,900             7,419,540
         Watson Pharmaceuticals, Inc.* .             29,100             1,174,767
         Wyeth . . . . . . . . . . . . .            360,600            16,425,330

                                                                   --------------
                                                                      244,943,502
                                                                   --------------
          TOTAL HEALTH CARE  . . . . . .                              362,807,421
                                                                   --------------
         INDUSTRIALS (10.6%)
         AEROSPACE & DEFENSE (1.5%)
         Boeing Co.. . . . . . . . . . .            228,574             7,844,660
         General Dynamics Corp.. . . . .             54,700             3,965,750
         Goodrich Corp.. . . . . . . . .             31,900               669,900
         Honeywell International, Inc. .            232,712             6,248,317
         Northrop Grumman Corp.. . . . .             49,710             4,289,476
         Raytheon Co.. . . . . . . . . .            110,400             3,625,536
         Rockwell Collins, Inc.. . . . .             48,800             1,201,944
         United Technologies Corp. . . .            128,000             9,066,240

                                                                   --------------
                                                                       36,911,823
                                                                   --------------
         AIR FREIGHT & COURIERS (1.0%)
         FedEx Corp. . . . . . . . . . .             81,160             5,034,355
         United Parcel Service, Inc.,
          Class B. . . . . . . . . . . .            305,700            19,473,090

                                                                   --------------
                                                                       24,507,445
                                                                   --------------
         AIRLINES (0.2%)
         Delta Air Lines, Inc./\. . . .              33,500               491,780
         Southwest Airlines Co.. . . . .            210,668             3,623,490

                                                                   --------------
                                                                        4,115,270
                                                                   --------------
         BUILDING PRODUCTS (0.2%)
         American Standard Cos., Inc.* .             19,700             1,456,421
         Masco Corp. . . . . . . . . . .            133,800             3,191,130

                                                                   --------------
                                                                        4,647,551
                                                                   --------------

EQ ADVISORS TRUST
EQ/EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2003 (Unaudited)

                                                  NUMBER                VALUE
                                                 OF SHARES             (NOTE 1)
-----------------------------------------------------------------------------------
         COMMERCIAL SERVICES & SUPPLIES (1.7%)
         Allied Waste Industries, Inc.*.             56,800        $      570,840
         Apollo Group, Inc., Class A*. .             47,400             2,927,424
         Automatic Data Processing, Inc.            163,100             5,522,566
         Avery Dennison Corp.. . . . . .             29,900             1,500,980
         Cendant Corp.*. . . . . . . . .            280,179             5,132,879
         Cintas Corp.. . . . . . . . . .             46,300             1,640,872
         Convergys Corp.*. . . . . . . .             47,200               755,200
         Deluxe Corp.. . . . . . . . . .             15,600               698,880
         Equifax, Inc. . . . . . . . . .             38,700             1,006,200
         First Data Corp.. . . . . . . .            204,600             8,478,624
         H&R Block, Inc. . . . . . . . .             48,600             2,101,950
         Hudson Highland Group, Inc.*. .                 30                   570
         IMS Health, Inc.. . . . . . . .             66,470             1,195,796
         Monster Worldwide, Inc.*/\. . .             30,200               595,846
         Paychex, Inc. . . . . . . . . .            102,375             3,000,611
         Pitney Bowes, Inc.. . . . . . .             64,300             2,469,763
         R.R. Donnelley & Sons Co. . . .             30,800               805,112
         Robert Half International, Inc.*            47,100               892,074
         Sabre Holdings Corp.. . . . . .             38,742               954,990
         Waste Management, Inc.. . . . .            161,856             3,899,111

                                                                   --------------
                                                                       44,150,288
                                                                   --------------
         CONSTRUCTION & ENGINEERING (0.0%)
         Crane Co. . . . . . . . . . . .             16,100               364,343
         Fluor Corp. . . . . . . . . . .             21,800               733,352
         McDermott International, Inc.*.             17,300               109,509

                                                                   --------------
                                                                        1,207,204
                                                                   --------------
         ELECTRICAL EQUIPMENT (0.4%)
         American Power
          Conversion Corp.*. . . . . . .             53,300               830,947
         Cooper Industries Ltd., Class A             25,400             1,049,020
         Emerson Electric Co.. . . . . .            114,500             5,850,950
         National Semiconductor Corp.* .             49,400               974,168
         Rockwell Automation, Inc. . . .             50,500             1,203,920
         Thomas & Betts Corp.*/\. . . .              15,800               228,310

                                                                   --------------
                                                                       10,137,315
                                                                   --------------
         INDUSTRIAL CONGLOMERATES (4.1%)
         3M Co.. . . . . . . . . . . . .            106,200            13,697,676
         General Electric Co.. . . . . .          2,706,800            77,631,024
         Textron, Inc. . . . . . . . . .             37,000             1,443,740
         Tyco International Ltd. . . . .            542,952            10,305,229

                                                                   --------------
                                                                      103,077,669
                                                                   --------------
         MACHINERY (1.0%)
         Caterpillar, Inc. . . . . . . .             93,600             5,209,776
         Cummins, Inc./\. . . . . . . .              11,300               405,557
         Danaher Corp. . . . . . . . . .             41,500             2,824,075
         Deere & Co. . . . . . . . . . .             65,100             2,975,070
         Dover Corp. . . . . . . . . . .             55,000             1,647,800
         Eaton Corp. . . . . . . . . . .             19,200             1,509,312
         Illinois Tool Works, Inc. . . .             83,600             5,505,060
         Ingersoll-Rand Co., Class A . .             46,050             2,179,086
         ITT Industries, Inc.. . . . . .             25,000             1,636,500
         Navistar International Corp.*/\             18,500               603,655
         Pall Corp.. . . . . . . . . . .             33,400               751,500
         Parker-Hannifin Corp. . . . . .             32,150             1,349,979

                                                                   --------------
                                                                       26,597,370
                                                                   --------------
         RAILROADS (0.4%)
         Burlington Northern
          Santa Fe Corp. . . . . . . . .            101,953             2,899,543
         CSX Corp. . . . . . . . . . . .             58,400             1,757,256
         Norfolk Southern Corp.. . . . .            105,800             2,031,360
         Union Pacific Corp. . . . . . .             69,100             4,009,182

                                                                   --------------
                                                                       10,697,341
                                                                   --------------
         TRADING COMPANIES & DISTRIBUTORS (0.1%)
         Genuine Parts Co. . . . . . . .             47,500             1,520,475
         Grainger (W.W.), Inc. . . . . .             24,900             1,164,324

                                                                   --------------
                                                                        2,684,799
                                                                   --------------

         TRUCKING (0.0%)

         Ryder System, Inc.. . . . . . .             17,000        $      435,540
                                                                   --------------
          TOTAL INDUSTRIALS  . . . . . .                              269,169,615
                                                                   --------------
         INFORMATION TECHNOLOGY (15.4%)
         APPLICATION SOFTWARE (0.5%)
         Autodesk, Inc.. . . . . . . . .             30,800               497,728
         Citrix Systems, Inc.* . . . . .             46,500               946,740
         Electronic Arts, Inc.*. . . . .             38,900             2,878,211
         Intuit, Inc.* . . . . . . . . .             56,000             2,493,680
         Mercury Interactive Corp.*/\. .             23,000               888,030
         Parametric Technology Corp.*. .             71,400               217,770
         PeopleSoft, Inc.* . . . . . . .             85,100             1,496,909
         Siebel Systems, Inc.* . . . . .            131,800             1,257,372
         Symantec Corp.*/\. . . . . . .              40,200             1,763,172

                                                                   --------------
                                                                       12,439,612
                                                                   --------------
         COMPUTER HARDWARE (3.3%)
         Apple Computer, Inc.* . . . . .             98,000             1,873,760
         Dell Computer Corp.*. . . . . .            701,600            22,423,136
         Gateway, Inc.*. . . . . . . . .             88,100               321,565
         Hewlett-Packard Co. . . . . . .            830,272            17,684,794
         International Business Machines
          Corp.. . . . . . . . . . . . .            459,800            37,933,500
         Sun Microsystems, Inc.* . . . .            869,000             3,997,400

                                                                   --------------
                                                                       84,234,155
                                                                   --------------
         COMPUTER STORAGE & PERIPHERALS (0.4%)
         EMC Corp.*. . . . . . . . . . .            598,350             6,264,724
         Lexmark International, Inc.*. .             34,300             2,427,411
         Network Appliance, Inc.*. . . .             92,300             1,496,183

                                                                   --------------
                                                                       10,188,318
                                                                   --------------
         ELECTRONIC EQUIPMENT & INSTRUMENTS (0.7%)
         Agilent Technologies, Inc.* . .            127,023             2,483,300
         Jabil Circuit, Inc.*. . . . . .             53,900             1,191,190
         Lockheed Martin Corp. . . . . .            124,008             5,899,061
         Molex, Inc. . . . . . . . . . .             52,150             1,407,528
         PerkinElmer, Inc. . . . . . . .             34,300               473,683
         Sanmina-SCI Corp.*. . . . . . .            138,500               873,935
         Solectron Corp.*/\. . . . . . .            224,700               840,378
         Symbol Technologies, Inc./\. .              62,700               815,727
         Tektronix, Inc.*. . . . . . . .             23,600               509,760
         Thermo Electron Corp.*. . . . .             44,400               933,288
         Waters Corp.* . . . . . . . . .             35,100             1,022,463

                                                                   --------------
                                                                       16,450,313
                                                                   --------------
         INTERNET SOFTWARE & SERVICES (0.6%)
         Cognizant Technology
          Solutions Corp.* . . . . . . .                  1                    24
         eBay, Inc.* . . . . . . . . . .             84,000             8,751,120
         Yahoo!, Inc.* . . . . . . . . .            160,700             5,264,532

                                                                   --------------
                                                                       14,015,676
                                                                   --------------
         IT CONSULTING & SERVICES (0.5%)
         Computer Sciences Corp.*. . . .             50,900             1,940,308
         Concord EFS, Inc.*. . . . . . .            138,300             2,035,776
         Electronic Data Systems Corp. .            129,500             2,777,775
         Fiserv, Inc.* . . . . . . . . .             52,000             1,851,720
         NCR Corp.*/\. . . . . . . . . .             26,500               678,930
         Sungard Data Systems, Inc.* . .             77,000             1,995,070
         Unisys Corp.* . . . . . . . . .             88,700             1,089,236

                                                                   --------------
                                                                       12,368,815
                                                                   --------------
         NETWORKING EQUIPMENT (1.3%)
         Avaya, Inc.*/\. . . . . . . . .            101,377               654,895
         Cisco Systems, Inc.*. . . . . .          1,934,500            32,286,805

                                                                   --------------
                                                                       32,941,700
                                                                   --------------
         OFFICE ELECTRONICS (0.1%)
         Xerox Corp.*/\. . . . . . . . .            200,000             2,118,000
                                                                   --------------
         SEMICONDUCTOR EQUIPMENT (0.5%)
         Applied Materials, Inc.*. . . .            448,900             7,119,554

EQ ADVISORS TRUST
EQ/EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2003 (Unaudited)

                                                  NUMBER                VALUE
                                                 OF SHARES             (NOTE 1)
-----------------------------------------------------------------------------------
         KLA-Tencor Corp.* . . . . . . .             51,700        $    2,403,533
         Novellus Systems, Inc.* . . . .             40,700             1,490,475
         NVIDIA Corp.* . . . . . . . . .             42,800               984,828
         Teradyne, Inc.*/\. . . . . . .              49,800               862,038

                                                                   --------------
                                                                       12,860,428
                                                                   --------------
         SEMICONDUCTORS (2.6%)
         Advanced Micro Devices, Inc.*/\             93,400               598,694

         Altera Corp.* . . . . . . . . .            104,000             1,705,600
         Analog Devices, Inc.* . . . . .             99,100             3,450,662
         Applied Micro Circuits Corp.* .             82,500               499,125
         Broadcom Corp., Class A*. . . .             75,000             1,868,250
         Intel Corp. . . . . . . . . . .          1,802,000            37,452,768
         Linear Technology Corp. . . . .             85,100             2,741,071
         LSI Logic Corp.*. . . . . . . .            101,100               715,788
         Maxim Integrated Products, Inc.             87,900             3,005,301
         Micron Technology, Inc.*/\. . .            165,200             1,921,276
         PMC-Sierra, Inc.*/\. . . . . .              45,500               533,715
         QLogic Corp.*/\. . . . . . . .              25,500             1,232,415
         Texas Instruments, Inc. . . . .            470,781             8,285,746
         Xilinx, Inc.* . . . . . . . . .             91,800             2,323,458

                                                                   --------------
                                                                       66,333,869
                                                                   --------------
         SYSTEMS SOFTWARE (4.0%)
         Adobe Systems, Inc. . . . . . .             62,900             2,017,203
         BMC Software, Inc.* . . . . . .             63,400             1,035,322
         Computer Associates
          International, Inc.. . . . . .            156,325             3,482,921
         Compuware Corp.*. . . . . . . .            102,800               593,156
         Microsoft Corp. . . . . . . . .          2,910,900            74,548,149
         Novell, Inc.* . . . . . . . . .            100,100               308,308
         Oracle Corp.* . . . . . . . . .          1,433,220            17,227,304
         VERITAS Software Corp.* . . . .            111,900             3,208,173

                                                                   --------------
                                                                      102,420,536
                                                                   --------------
         TELECOMMUNICATIONS EQUIPMENT (0.9%)
         ADC Telecommunications, Inc.*/\            218,000               507,504

         CIENA Corp.*/\. . . . . . . . .            117,900               611,901
         Comverse Technology, Inc.*. . .             51,000               766,530
         Corning, Inc.*/\. . . . . . . .            326,042             2,409,450
         JDS Uniphase Corp.* . . . . . .            384,900             1,350,999
         Lucent Technologies, Inc.*/\. .          1,125,286             2,284,331
         Motorola, Inc./\. . . . . . . .            625,802             5,901,313
         QUALCOMM, Inc.. . . . . . . . .            214,600             7,671,950
         Scientific-Atlanta, Inc.. . . .             41,500               989,360
         Tellabs, Inc.*. . . . . . . . .            112,000               735,840

                                                                   --------------
                                                                       23,229,178
                                                                   --------------
          TOTAL INFORMATION TECHNOLOGY .                              389,600,600
                                                                   --------------
         MATERIALS (2.6%)
         CHEMICALS (1.4%)
         Air Products & Chemicals, Inc..             61,800             2,570,880
         Ashland, Inc. . . . . . . . . .             18,600               570,648
         Dow Chemical Co.. . . . . . . .            247,801             7,671,919
         Du Pont (E.I.) de Nemours & Co.            270,626            11,268,867

         Eastman Chemical Co.. . . . . .             21,000               665,070
         Ecolab, Inc.. . . . . . . . . .             70,800             1,812,480
         Engelhard Corp. . . . . . . . .             34,700               859,519
         Great Lakes Chemical Corp.. . .             13,600               277,440
         Hercules, Inc.*/\. . . . . . .              29,700               294,030
         International Flavors &
          Fragrances, Inc. . . . . . . .             25,700               820,601
         PPG Industries, Inc.. . . . . .             46,100             2,339,114
         Praxair, Inc. . . . . . . . . .             44,000             2,644,400
         Rohm & Haas Co. . . . . . . . .             60,106             1,865,089
         Sigma-Aldrich Corp./\. . . . .              19,500             1,056,510

                                                                   --------------
                                                                       34,716,567
                                                                   --------------
         CONSTRUCTION MATERIALS (0.1%)
         Vulcan Materials Co.. . . . . .             27,600             1,023,132
                                                                   --------------

         CONTAINERS & PACKAGING (0.1%)
                                                                  $
         Ball Corp.. . . . . . . . . . .             15,500               705,405
         Bemis Co. . . . . . . . . . . .             14,400               673,920
         Pactiv Corp.* . . . . . . . . .             43,100               849,501
         Sealed Air Corp.*/\. . . . . .              22,817             1,087,458

                                                                   --------------
                                                                        3,316,284
                                                                   --------------
         METALS & MINING (0.5%)
         Alcoa, Inc. . . . . . . . . . .            229,848             5,861,124
         Allegheny Technologies, Inc.. .             21,850               144,210
         Freeport-McMoran Copper & Gold,
          Inc., Class B/\. . . . . . . .             39,400               965,300
         Newmont Mining Corp.. . . . . .            109,300             3,547,878
         Nucor Corp. . . . . . . . . . .             21,300             1,040,505
         Phelps Dodge Corp.* . . . . . .             24,148               925,834
         United States Steel Corp./\. .              27,800               455,086
         Worthington Industries, Inc.. .             23,300               312,220

                                                                   --------------
                                                                       13,252,157
                                                                   --------------
         PAPER & FOREST PRODUCTS (0.5%)
         Boise Cascade Corp. . . . . . .             15,800               377,620
         Georgia-Pacific Corp. . . . . .             68,004             1,288,676
         International Paper Co. . . . .            130,235             4,653,297
         Louisiana-Pacific Corp.*. . . .             28,400               307,856
         MeadWestvaco Corp.. . . . . . .             54,429             1,344,396
         Plum Creek Timber Co., Inc. . .             50,300             1,305,285
         Temple-Inland, Inc./\. . . . .              14,600               626,486
         Weyerhaeuser Co.. . . . . . . .             59,600             3,218,400

                                                                   --------------
                                                                       13,122,016
                                                                   --------------
          TOTAL MATERIALS  . . . . . . .                               65,430,156
                                                                   --------------
         TELECOMMUNICATION SERVICES (3.7%)
         DIVERSIFIED TELECOMMUNICATION SERVICES (3.2%)

         Alltel Corp.. . . . . . . . . .             84,600             4,079,412
         Andrew Corp.*/\. . . . . . . .              26,700               245,640
         AT&T Corp.. . . . . . . . . . .            209,523             4,033,318
         BellSouth Corp. . . . . . . . .            506,200            13,480,106
         CenturyTel, Inc.. . . . . . . .             38,750             1,350,437
         Citizens Communications Co.*/\.             76,700               988,663
         Qwest Communications
          International, Inc.* . . . . .            461,143             2,204,264
         SBC Communications, Inc.. . . .            903,133            23,075,048
         Sprint Corp. (FON Group). . . .            243,300             3,503,520
         Verizon Communications, Inc.. .            744,146            29,356,560

                                                                   --------------
                                                                       82,316,968
                                                                   --------------
         WIRELESS TELECOMMUNICATION SERVICES (0.5%)
         AT&T Wireless Services, Inc.* .            736,797             6,049,103
         Nextel Communications, Inc.,
          Class A* . . . . . . . . . . .            279,300             5,049,744
         Sprint Corp. (PCS Group)*/\. .             271,700             1,562,275

                                                                   --------------
                                                                       12,661,122
                                                                   --------------

          TOTAL TELECOMMUNICATION                                      94,978,090
           SERVICES  . . . . . . . . . .                           --------------
         UTILITIES (2.8%)
         ELECTRIC UTILITIES (2.4%)
         AES Corp.*. . . . . . . . . . .            147,900               939,165
         Allegheny Energy, Inc./\. . . .             34,100               288,145
         Ameren Corp.. . . . . . . . . .             43,300             1,909,530
         American Electric Power, Inc. .            105,780             3,155,417
         Calpine Corp.*/\. . . . . . . .            102,800               678,480
         Cinergy Corp. . . . . . . . . .             45,800             1,684,982
         CMS Energy Corp./\. . . . . . .             39,100               316,710
         Consolidated Edison, Inc./\. .              58,100             2,514,568
         Constellation Energy Group, Inc.            44,800             1,536,640

         Dominion Resources, Inc.. . . .             83,623             5,374,450
         DTE Energy Co.. . . . . . . . .             45,600             1,761,984
         Duke Energy Corp. . . . . . . .            242,460             4,837,077
         Edison International* . . . . .             88,600             1,455,698
         Entergy Corp. . . . . . . . . .             60,400             3,187,912

EQ ADVISORS TRUST
EQ/EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2003 (Unaudited)

                                                  NUMBER                VALUE
                                                 OF SHARES             (NOTE 1)
-----------------------------------------------------------------------------------
         Exelon Corp.. . . . . . . . . .             87,900        $    5,257,299
         FirstEnergy Corp. . . . . . . .             81,001             3,114,489
         FPL Group, Inc. . . . . . . . .             49,700             3,322,445
         Mirant Corp.*/\. . . . . . . .            109,791               318,394
         PG&E Corp.* . . . . . . . . . .            110,800             2,343,420
         Pinnacle West Capital Corp. . .             24,600               921,270
         PPL Corp. . . . . . . . . . . .             44,744             1,923,992
         Progress Energy, Inc. . . . . .             64,500             2,831,550
         Public Service Enterprise
          Group, Inc.. . . . . . . . . .             60,500             2,556,125
         Southern Co.. . . . . . . . . .            194,100             6,048,156
         Teco Energy, Inc./\. . . . . .             47,700               571,923
         TXU Corp. . . . . . . . . . . .             87,600             1,966,620

                                                                   --------------
                                                                       60,816,441
                                                                   --------------
         GAS UTILITIES (0.3%)
         CenterPoint Energy, Inc./\. . .             82,700               674,005
         KeySpan Corp. . . . . . . . . .             42,500             1,506,625
         Kinder Morgan, Inc./\. . . . .             33,200             1,814,380
         Nicor, Inc. . . . . . . . . . .             12,000               445,320
         NiSource, Inc.. . . . . . . . .             67,659             1,285,521
         Peoples Energy Corp.. . . . . .              9,700               416,033
         Sempra Energy . . . . . . . . .             56,022             1,598,308

                                                                   --------------
                                                                        7,740,192
                                                                   --------------
         MULTI - UTILITIES (0.1%)
         Dynegy, Inc., Class A*/\. . . .            101,013               424,254
         Power-One, Inc.*. . . . . . . .             21,700               155,155
         Williams Cos., Inc. . . . . . .            140,500             1,109,950
         XCEL Energy, Inc. . . . . . . .            108,445             1,631,013

                                                                   --------------
                                                                        3,320,372
                                                                   --------------
          TOTAL UTILITIES  . . . . . . .                               71,877,005
                                                                   --------------
         TOTAL COMMON STOCKS  (96.5%)
          (Cost $2,669,074,101). . . . .                            2,448,078,240
                                                                   --------------
                                                 PRINCIPAL
                                                  AMOUNT
                                                -----------

         SHORT-TERM DEBT SECURITIES:
         SHORT TERM INVESTMENTS OF CASH COLLATERAL
          FOR SECURITIES LOANED  (2.0%)
         Merrill Lynch Securities,              $
          1.44%, 7/1/03. . . . . . . . .         25,000,000            25,000,000
         Nomura Securities, 1.29%, 7/1/03        10,576,365            10,576,365


         Trust Money Market Securities           15,000,000            15,000,000

          Services A-1, 1.33%, 7/15/03 .                           --------------
                                                                       50,576,365
                                                                   --------------
         TIME DEPOSIT  (0.0%)

         J.P. Morgan Chase Nassau,              $   390,534        $      390,534
          0.58%, 7/1/03. . . . . . . . .                           --------------
         U.S. GOVERNMENT  (0.2%)

         U.S. Treasury Bills,                     4,500,000             4,497,908
          (Discount Note), 7/17/03 . . .                           --------------
         U.S. GOVERNMENT AGENCY  (3.2%)

         Federal Home Loan Bank                  81,200,000            81,198,872
          (Discount Note), 7/1/03. . . .                           --------------
         TOTAL SHORT-TERM DEBT SECURITIES
           (5.4%)
          (Amortized Cost $136,663,679).                              136,663,679
                                                                   --------------
         TOTAL INVESTMENTS (101.9%)
          (Cost/Amortized Cost $2,805,737,780)                      2,584,741,919

         OTHER ASSETS LESS LIABILITIES                                (48,964,715)
          (-1.9%). . . . . . . . . . . .                           --------------
         NET ASSETS (100.0%) . . . . . .                           $2,535,777,204
                                                                   ==============

---------
*  Non-income producing.
/\ All, or a portion of security out on loan (See Note 1).

  Glossary:
  ADR-- American Depositary Receipt
  REIT-- Real Estate Investment Trust

--------------------------------------------------------------------------------

At June 30, 2003 the Portfolio had the following futures contracts open: (Note
1)

                                       NUMBER OF
                                       CONTRACTS   EXPIRATION    ORIGINAL     VALUE AT    UNREALIZED
PURCHASE                                              DATE         VALUE       6/30/03    DEPRECIATION
--------                             ------------  -----------  -----------  ----------   ------------
S&P 500 Index . . . . . . . . . . .       278     September-03  $69,464,063  $67,644,350  $(1,819,713)
                                                                                          ============

EQ ADVISORS TRUST
EQ/EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

Investment security transactions for the six months ended June 30, 2003 were as follows:

COST OF PURCHASES:
Stocks and long-term
 corporate debt
 securities . . . . .                  $  165,929,044
NET PROCEEDS OF SALES
 AND REDEMPTIONS:
Stocks and long-term
 corporate debt
 securities . . . . .                       5,983,023

As of June 30, 2003, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross
 unrealized
 appreciation . . . .                  $  306,762,469
Aggregate gross
 unrealized
 depreciation . . . .                    (527,758,330)
                                       --------------
Net unrealized
 depreciation . . . .                  $ (220,995,861)
                                       ==============
Federal income tax
 cost of investments.                  $2,805,737,780
                                       ==============


At June 30, 2003, the Portfolio had loaned securities with a total value $49,113,849 which was secured by collateral of $50,576,365 (Note 1).

The Portfolio has a net capital loss carryforward of $46,377,715 which expires in the year 2010.

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/EVERGREEN OMEGA PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2003 (Unaudited)

                                                     NUMBER OF            VALUE
                                                       SHARES           (NOTE 1)
------------------------------------------------------------------------------------
         COMMON STOCKS:
         CONSUMER DISCRETIONARY (19.9%)
         APPAREL RETAIL (4.4%)
         Abercrombie & Fitch Co., Class A*. .           17,200         $   488,652
         Chico's FAS, Inc.*/\. . . . . . . .            35,000             736,750
         Coach, Inc.* . . . . . . . . . . . .           10,000             497,400
         Pacific Sunwear of California, Inc.*/\         13,500             325,215

                                                                       -----------
                                                                         2,048,017
                                                                       -----------
         AUTOMOBILES (1.0%)
         PACCAR, Inc. . . . . . . . . . . . .            6,500             439,140
                                                                       -----------
         COMPUTER & ELECTRONICS RETAIL (2.5%)
         Best Buy Co., Inc.*. . . . . . . . .           14,500             636,840
         Harman International Industries, Inc.           6,500             514,410


                                                                       -----------
                                                                         1,151,250
                                                                       -----------
         HOUSEHOLD DURABLES (0.5%)
         Black & Decker Corp. . . . . . . . .            5,000             217,250
                                                                       -----------
         INTERNET RETAIL (5.4%)
         Amazon.com, Inc.*/\. . . . . . . . .           30,000           1,094,700
         InterActiveCorp*/\. . . . . . . . .            36,000           1,424,520

                                                                       -----------
                                                                         2,519,220
                                                                       -----------
         LEISURE FACILITIES (1.0%)
         International Game Technology* . . .            4,600             470,718
                                                                       -----------
         MEDIA (2.4%)
         Comcast Corp., Special Class A*. . .           23,000             663,090
         Liberty Media Corp., Class A*. . . .           37,500             433,500

                                                                       -----------
                                                                         1,096,590
                                                                       -----------
         RESTAURANTS (1.8%)
         Krispy Kreme Doughnuts, Inc.*/\. . .           20,000             823,600
                                                                       -----------
         TEXTILES & APPAREL (0.9%)
         Reebok International Ltd.* . . . . .           13,000             437,190
                                                                       -----------
          TOTAL CONSUMER DISCRETIONARY  . . .                            9,202,975
                                                                       -----------
         CONSUMER STAPLES (2.2%)
         FOOD PRODUCTS (1.1%)
         McCormick & Co., Inc. (Non Voting)             18,000             489,600
                                                                       -----------
         FOOD RETAIL (1.1%)
         Panera Bread Co., Class A*/\. . . .            13,000             520,000
                                                                       -----------
          TOTAL CONSUMER STAPLES  . . . . . .                            1,009,600
                                                                       -----------
         ENERGY (5.6%)
         OIL & GAS EXPLORATION & PRODUCTION (5.6%)
         Apache Corp. . . . . . . . . . . . .           14,250             927,105
         Devon Energy Corp. . . . . . . . . .           16,500             881,100
         XTO Energy, Inc. . . . . . . . . . .           39,000             784,290

                                                                       -----------
          TOTAL ENERGY  . . . . . . . . . . .                            2,592,495
                                                                       -----------
         FINANCIALS (2.1%)
         DIVERSIFIED FINANCIALS (1.5%)
         Ameritrade Holding Corp.*. . . . . .           30,000             222,300
         Citigroup, Inc.. . . . . . . . . . .           10,500             449,400

                                                                       -----------
                                                                           671,700
                                                                       -----------
         INSURANCE (0.6%)
         PMI Group, Inc.. . . . . . . . . . .           11,000             295,240
                                                                       -----------
          TOTAL FINANCIALS  . . . . . . . . .                              966,940
                                                                       -----------
         HEALTH CARE (29.8%)
         BIOTECHNOLOGY (3.4%)
         Amgen, Inc.* . . . . . . . . . . . .            7,000             465,080
         Celgene Corp.* . . . . . . . . . . .           10,000             304,000
         Gilead Sciences, Inc.* . . . . . . .            4,000             222,320
         IDEC Pharmaceuticals Corp.*. . . . .           11,000             374,000
         Neurocrine Biosciences, Inc.*/\. . .            4,000             199,760

                                                                       -----------
                                                                         1,565,160
                                                                       -----------
         HEALTH CARE EQUIPMENT & SERVICES (12.1%)
         AmerisourceBergen Corp.. . . . . . .            8,000         $   554,800
         Boston Scientific Corp.* . . . . . .           11,000             672,100
         Caremark Rx, Inc.* . . . . . . . . .           21,100             541,848
         Guidant Corp.. . . . . . . . . . . .            7,500             332,925
         Health Management Associates, Inc.,
          Class A . . . . . . . . . . . . . .           25,000             461,250
         Medtronic, Inc.. . . . . . . . . . .           23,880           1,145,523
         Mid Atlantic Medical Services, Inc.*           14,000             732,200
         St. Jude Medical, Inc.*. . . . . . .            9,500             546,250
         Stryker Corp.. . . . . . . . . . . .            9,000             624,330

                                                                       -----------
                                                                         5,611,226
                                                                       -----------
         PHARMACEUTICALS (14.3%)
         Allergan, Inc. . . . . . . . . . . .            6,000             462,600
         Alpharma, Inc., Class A. . . . . . .           21,000             453,600
         Endo Pharmaceuticals Holdings, Inc.*           37,900             641,268
         IVAX Corp.*/\. . . . . . . . . . . .           32,000             571,200
         MedImmune, Inc.* . . . . . . . . . .            9,400             341,878
         Mylan Laboratories, Inc. . . . . . .           22,500             782,325
         Pfizer, Inc. . . . . . . . . . . . .           28,272             965,489
         Pharmaceutical Resources, Inc.*. . .           25,100           1,221,366
         Teva Pharmaceutical Industries
          Ltd. (ADR)/\. . . . . . . . . . . .           11,500             654,695
         Watson Pharmaceuticals, Inc.*. . . .           12,500             504,625

                                                                       -----------
                                                                         6,599,046
                                                                       -----------
          TOTAL HEALTH CARE . . . . . . . . .                           13,775,432
                                                                       -----------
         INDUSTRIALS (10.5%)
         COMMERCIAL SERVICES & SUPPLIES (6.3%)
         Apollo Group, Inc., Class A* . . . .           20,000           1,235,200
         Career Education Corp.*. . . . . . .           14,000             957,880
         Cendant Corp.* . . . . . . . . . . .           39,500             723,640

                                                                       -----------
                                                                         2,916,720
                                                                       -----------
         CONSTRUCTION & ENGINEERING (2.2%)
         Chicago Bridge & Iron Co.
          N.V. (ADR). . . . . . . . . . . . .           25,000             567,000
         Furniture Brands International, Inc.*          17,000             443,700

                                                                       -----------
                                                                         1,010,700
                                                                       -----------
         ELECTRICAL EQUIPMENT (2.0%)
         Cooper Industries Ltd., Class A. . .           15,500             640,150
         Flir Systems, Inc.*. . . . . . . . .           10,000             301,500

                                                                       -----------
                                                                           941,650
                                                                       -----------
          TOTAL INDUSTRIALS . . . . . . . . .                            4,869,070
                                                                       -----------
         INFORMATION TECHNOLOGY (24.3%)
         APPLICATION SOFTWARE (2.8%)
         Intuit, Inc.*. . . . . . . . . . . .           15,000             667,950
         Magma Design Automation, Inc.*/\. .           18,000             308,700
         Synopsys, Inc.*/\. . . . . . . . . .            5,000             309,250

                                                                       -----------
                                                                         1,285,900
                                                                       -----------
         COMPUTER HARDWARE (1.3%)
         Dell Computer Corp.* . . . . . . . .           18,500             591,260
                                                                       -----------
         COMPUTER STORAGE & PERIPHERALS (1.9%)
         SanDisk Corp.*/\. . . . . . . . . .           21,500             867,525
                                                                       -----------
         ELECTRONIC EQUIPMENT & INSTRUMENTS (2.0%)
         Flextronics International Ltd.*. . .           32,000             332,480
         Intersil Corp., Class A* . . . . . .           10,000             266,100
         Symbol Technologies, Inc.. . . . . .           27,000             351,270

                                                                       -----------
                                                                           949,850
                                                                       -----------
         INTERNET SOFTWARE & SERVICES (2.2%)
         eBay, Inc.*. . . . . . . . . . . . .           10,000           1,041,800
                                                                       -----------
         NETWORKING EQUIPMENT (1.8%)
         Cisco Systems, Inc.* . . . . . . . .           50,900             849,521
                                                                       -----------
         SEMICONDUCTORS (5.4%)
         Altera Corp.*. . . . . . . . . . . .           25,500             418,200
         Intel Corp.. . . . . . . . . . . . .           26,500             550,776


EQ ADVISORS TRUST
EQ/EVERGREEN OMEGA PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2003 (Unaudited)

                                                     NUMBER OF            VALUE
                                                       SHARES            (NOTE 1)
------------------------------------------------------------------------------------
         OmniVision Technologies, Inc.* . . .           10,000         $   312,000
         QLogic Corp.*/\. . . . . . . . . . .           13,500             652,455

         Texas Instruments, Inc.. . . . . . .           32,100             564,960

                                                                       -----------
                                                                         2,498,391
                                                                       -----------
         SYSTEMS SOFTWARE (4.8%)
         Microsoft Corp.. . . . . . . . . . .           29,000             742,690
         Oracle Corp.*. . . . . . . . . . . .           63,300             760,866
         VERITAS Software Corp.*. . . . . . .           25,000             716,750

                                                                       -----------
                                                                         2,220,306
                                                                       -----------
         TELECOMMUNICATIONS EQUIPMENT (2.1%)
         Amdocs Ltd.* . . . . . . . . . . . .           40,000             960,000
                                                                       -----------
          TOTAL INFORMATION TECHNOLOGY  . . .                           11,264,553
                                                                       -----------
         MATERIALS (2.1%)
         CHEMICALS (1.4%)
         Praxair, Inc.. . . . . . . . . . . .           11,000             661,100
                                                                       -----------
         METALS & MINING (0.7%)
         Massey Energy Co.. . . . . . . . . .           25,000             328,750
                                                                       -----------
          TOTAL MATERIALS . . . . . . . . . .                              989,850
                                                                       -----------
         TOTAL COMMON STOCKS (96.5%)
          (Cost $39,253,117). . . . . . . . .                           44,670,915
                                                                       -----------

                                                     PRINCIPAL
                                                       AMOUNT
                                                    -----------

         SHORT-TERM DEBT SECURITIES:
         SHORT TERM INVESTMENTS OF CASH COLLATERAL
          FOR SECURITIES LOANED (15.5%)

         Nomura Securities,                         $7,183,866
          1.29%, 7/1/03                                                $ 7,183,866
                                                                       -----------
         TIME DEPOSIT (8.0%)

         J.P. Morgan Chase Nassau,                   3,719,073           3,719,073
          0.58%, 7/1/03 . . . . . . . . . . .                          -----------
         TOTAL SHORT-TERM DEBT SECURITIES (23.5%)
          (Amortized Cost $10,902,939). . . .                           10,902,939
                                                                       -----------
         TOTAL INVESTMENTS (120.0%)
          (Cost/Amortized Cost $50,156,056)                             55,573,854

         OTHER ASSETS LESS LIABILITIES                                  (9,267,199)
          (-20.0%). . . . . . . . . . . . . .                          -----------
         NET ASSETS (100%)  . . . . . . . . .                          $46,306,655
                                                                       ===========


---------
*  Non-income producing.
/\ All, or a portion of security out on loan (See Note 1).

  Glossary:
  ADR-- American Depositary Receipt

--------------------------------------------------------------------------------

Investment security transactions for the six months ended June 30, 2003 were as follows:

COST OF PURCHASES:
Stocks and long-term
 corporate debt
 securities . . . . . .                  $50,562,653
NET PROCEEDS OF SALES
 AND REDEMPTIONS:
Stocks and long-term
 corporate debt
 securities . . . . . .                   35,116,260

As of June 30, 2003, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross
 unrealized appreciation                 $ 5,626,806
Aggregate gross
 unrealized depreciation                    (209,008)
                                         -----------
Net unrealized
 appreciation . . . . .                  $ 5,417,798
                                         ===========
Federal income tax cost
 of investments . . . .                  $50,156,056
                                         ===========


At June 30, 2003, the Portfolio had loaned securities with a total value $7,054,774 which was secured by collateral of $7,183,866 (Note 1).

For the six months ended June 30, 2003, the Portfolio incurred approximately $1,330 as brokerage commissions with Bernstein (Sanford C.) & Co., Inc., and $460 with Wachovia Bank, affiliated broker/dealers.

The Portfolio has a net capital loss carryforward of $5,885,754, of which $158,113 expires in the year 2007, $485,917 expires in the year 2008, $2,266,333 expires in the year 2009, and $2,975,391 expires in the year 2010.

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/FI MID CAP PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2003 (Unaudited)

                                                   NUMBER OF            VALUE
                                                     SHARES            (NOTE 1)
----------------------------------------------------------------------------------
         COMMON STOCKS:
         CONSUMER DISCRETIONARY (19.2%)
         CASINOS & GAMING (0.1%)

         Wynn Resorts Ltd.* . . . . . . . .            19,107        $    338,003
                                                                     ------------
         COMPUTER & ELECTRONICS RETAIL (1.2%)

         Harman International                          69,800           5,523,972
          Industries, Inc./\. . . . . . . .                          ------------
         DEPARTMENT STORES (0.5%)
         Saks, Inc.*. . . . . . . . . . . .           211,000           2,046,700
                                                                     ------------
         GENERAL MERCHANDISE STORES (1.5%)
         Big Lots, Inc.*. . . . . . . . . .           456,679           6,868,452
                                                                     ------------
         HOUSEHOLD DURABLES (5.9%)
         D.R. Horton, Inc.. . . . . . . . .           125,753           3,533,659
         KB Home. . . . . . . . . . . . . .           134,600           8,342,508
         Lennar Corp., Class A/\. . . . . .           208,400          14,900,600

                                                                     ------------
                                                                       26,776,767
                                                                     ------------
         MEDIA (6.3%)
         AOL Time Warner, Inc.* . . . . . .           536,600           8,633,894
         Blockbuster, Inc., Class A . . . .            98,500           1,659,725
         EchoStar Communications Corp.,
          Class A*/\. . . . . . . . . . . .           314,118          10,874,765
         Radio One, Inc., Class D*/\. . . .           165,000           2,932,050
         Salem Communications Corp.,
          Class A*/\. . . . . . . . . . . .            70,204           1,404,853
         Walt Disney Co.. . . . . . . . . .           154,200           3,045,450

                                                                     ------------
                                                                       28,550,737
                                                                     ------------
         RESTAURANTS (0.1%)
         Krispy Kreme Doughnuts, Inc.*. . .            16,400             675,352
                                                                     ------------
         SPECIALTY STORES (0.7%)
         Hollywood Entertainment Corp.*/\.           191,800           3,298,960
                                                                     ------------
         TEXTILES & APPAREL (2.9%)
         Polo Ralph Lauren Corp./\. . . . .           102,500           2,643,475
         Reebok International Ltd.* . . . .           240,200           8,077,926
         Tommy Hilfiger Corp.*. . . . . . .           261,800           2,419,032

                                                                     ------------
                                                                       13,140,433
                                                                     ------------
          TOTAL CONSUMER DISCRETIONARY  . .                            87,219,376
                                                                     ------------
         CONSUMER STAPLES (4.6%)
         FOOD PRODUCTS (3.9%)
         Dean Foods Co.*. . . . . . . . . .           223,950           7,054,425
         Del Monte Foods Co.* . . . . . . .            60,600             535,704
         Loews Corp.- Carolina Group. . . .           117,130           3,162,510
         UST, Inc.. . . . . . . . . . . . .           202,200           7,083,066

                                                                     ------------
                                                                       17,835,705
                                                                     ------------
         FOOD RETAIL (0.7%)
         Safeway, Inc.* . . . . . . . . . .           144,600           2,958,516
                                                                     ------------
          TOTAL CONSUMER STAPLES  . . . . .                            20,794,221
                                                                     ------------
         ENERGY (9.5%)
         OIL & GAS DRILLING (3.7%)
         Ensco International, Inc.. . . . .           107,500           2,891,750
         Nabors Industries Ltd.*. . . . . .           100,700           3,982,685
         Noble Corp.* . . . . . . . . . . .           117,357           4,025,345
         Rowan Cos., Inc.*. . . . . . . . .           260,990           5,846,176

                                                                     ------------
                                                                       16,745,956
                                                                     ------------
         OIL & GAS EQUIPMENT & SERVICES (2.1%)
         National-Oilwell, Inc.*. . . . . .           263,100           5,788,200
         Varco International, Inc.* . . . .            91,600           1,795,360
         Weatherford International Ltd.*. .            53,870           2,257,153

                                                                     ------------
                                                                        9,840,713
                                                                     ------------
         OIL & GAS EXPLORATION & PRODUCTION (3.7%)
         Apache Corp. . . . . . . . . . . .            47,780           3,108,567
         Burlington Resources, Inc. . . . .            53,100           2,871,117
         Grant Prideco, Inc.* . . . . . . .           375,200           4,408,600
         Murphy Oil Corp. . . . . . . . . .            39,000           2,051,400
         Pioneer Natural Resources Co.* . .           166,100           4,335,210

                                                                     ------------
                                                                       16,774,894
                                                                     ------------
          TOTAL ENERGY  . . . . . . . . . .                            43,361,563
                                                                     ------------
         FINANCIALS (3.2%)
         BANKS (0.4%)
         Sovereign Bancorp, Inc.. . . . . .           124,400           1,946,860
                                                                     ------------
         DIVERSIFIED FINANCIALS (1.7%)
         AMBAC Financial Group, Inc.. . . .            54,600           3,617,250
         Merrill Lynch & Co., Inc.. . . . .            83,200           3,883,776

                                                                     ------------
                                                                        7,501,026
                                                                     ------------
         INSURANCE (1.1%)
         ACE Ltd. . . . . . . . . . . . . .           123,200           4,224,528
         Everest Re Group Ltd.. . . . . . .            12,800             979,200

                                                                     ------------
                                                                        5,203,728
                                                                     ------------
          TOTAL FINANCIALS  . . . . . . . .                            14,651,614
                                                                     ------------
         HEALTH CARE (8.3%)
         HEALTH CARE EQUIPMENT & SERVICES (7.8%)
         Baxter International, Inc. . . . .           180,400           4,690,400
         Caremark Rx, Inc.* . . . . . . . .           151,900           3,900,792
         Edwards Lifesciences Corp* . . . .            86,200           2,770,468
         Health Management Associates, Inc.,
          Class A . . . . . . . . . . . . .           266,400           4,915,080
         McKesson Corp. . . . . . . . . . .           209,930           7,502,898
         St. Jude Medical, Inc.*. . . . . .            95,280           5,478,600
         Sybron Dental Specialties, Inc.* .           142,600           3,365,360
         Tenet Healthcare Corp.*. . . . . .           257,900           3,004,535

                                                                     ------------
                                                                       35,628,133
                                                                     ------------
         PHARMACEUTICALS (0.5%)
         Biovail Corp.* . . . . . . . . . .            40,700           1,915,342
         Biovail Corp. (Toronto Exchange)*.             2,500             115,805

                                                                     ------------
                                                                        2,031,147
                                                                     ------------
          TOTAL HEALTH CARE . . . . . . . .                            37,659,280
                                                                     ------------
         INDUSTRIALS (15.2%)
         AEROSPACE & DEFENSE (2.8%)
         Alliant Techsystems, Inc.* . . . .            43,600           2,263,276
         Empresa Brasileira de
          Aeronautica S.A. (ADR)/\. . . . .           533,800          10,195,580
         Titan Corp.* . . . . . . . . . . .            21,600             222,264

                                                                     ------------
                                                                       12,681,120
                                                                     ------------
         AIRLINES (2.1%)
         Alaska Air Group, Inc.*/\. . . . .           105,000           2,252,250
         Delta Air Lines, Inc.. . . . . . .           125,800           1,846,744
         JetBlue Airways Corp.* . . . . . .           131,250           5,550,562

                                                                     ------------
                                                                        9,649,556
                                                                     ------------
         BUILDING PRODUCTS (0.5%)
         American Standard Cos., Inc.*. . .            27,800           2,055,254
                                                                     ------------
         COMMERCIAL SERVICES & SUPPLIES (9.2%)
         ARAMARK Corp., Class B*. . . . . .           492,900          11,050,818
         Moore Wallace, Inc.
          (Toronto Exchange)* . . . . . . .            78,900           1,143,360
         Moore Wallace, Inc.* . . . . . . .           607,960           8,924,853
         Weight Watchers
          International, Inc.*/\. . . . . .           450,300          20,484,147

                                                                     ------------
                                                                       41,603,178
                                                                     ------------
         CONSTRUCTION & ENGINEERING (0.1%)
         Beazer Homes USA, Inc.*. . . . . .             6,300             526,050
                                                                     ------------
         ELECTRICAL EQUIPMENT (0.0%)
         Mettler-Toledo International, Inc.*               90               3,299
                                                                     ------------
         MARINE (0.5%)
         Stelmar Shipping Ltd.*/\. . . . .             56,800             951,968

EQ ADVISORS TRUST
EQ/FI MID CAP PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2003 (Unaudited)

                                                   NUMBER OF            VALUE
                                                     SHARES            (NOTE 1)
----------------------------------------------------------------------------------
         Tsakos Energy Navigation
          Ltd. (ADR)/\. . . . . . . . . . .           106,200        $  1,518,660

                                                                     ------------
                                                                        2,470,628
                                                                     ------------
          TOTAL INDUSTRIALS . . . . . . . .                            68,989,085
                                                                     ------------
         INFORMATION TECHNOLOGY (6.8%)
         APPLICATION SOFTWARE (0.7%)
         At Road, Inc.*/\. . . . . . . . .             12,300             134,316
         Autodesk, Inc./\. . . . . . . . .            197,555           3,192,489

                                                                     ------------
                                                                        3,326,805
                                                                     ------------
         COMPUTER STORAGE & PERIPHERALS (0.3%)
         Seagate Technology*. . . . . . . .            74,600           1,316,690
                                                                     ------------
         ELECTRONIC EQUIPMENT & INSTRUMENTS (2.5%)
         Ingram Micro, Inc., Class A* . . .           182,700           2,009,700
         Symbol Technologies, Inc.. . . . .           536,500           6,979,865
         Waters Corp.*. . . . . . . . . . .            84,300           2,455,659

                                                                     ------------
                                                                       11,445,224
                                                                     ------------
         INTERNET SOFTWARE & SERVICES (2.8%)
         Expedia, Inc., Class A*. . . . . .            78,200           5,972,916
         j2 Global Communications, Inc.*/\.            50,946           2,342,497
         Polycom, Inc.*/\. . . . . . . . .            295,700           4,098,402

                                                                     ------------
                                                                       12,413,815
                                                                     ------------
         OFFICE ELECTRONICS (0.5%)
         Harland (John H.) Co.. . . . . . .            87,000           2,275,920
                                                                     ------------
          TOTAL INFORMATION TECHNOLOGY  . .                            30,778,454
                                                                     ------------
         MATERIALS (8.8%)
         CHEMICALS (1.5%)
         Lyondell Chemical Co./\. . . . . .           260,200           3,520,506
         Olin Corp./\. . . . . . . . . . .            178,900           3,059,190

                                                                     ------------
                                                                        6,579,696
                                                                     ------------
         CONTAINERS & PACKAGING (0.5%)
         Pactiv Corp.*. . . . . . . . . . .           125,400           2,471,634
                                                                     ------------
         METALS & MINING (6.8%)
         Falconbridge Ltd.. . . . . . . . .           430,500           5,677,689
         Freeport-McMoran Copper & Gold,
          Inc., Class B/\. . . . . . . . .             64,725           1,585,763
         Massey Energy Co.. . . . . . . . .           267,900           3,522,885
         Meridian Gold, Inc.
          (Toronto Exchange)* . . . . . . .           121,700           1,379,341
         Meridian Gold, Inc.*/\. . . . . .            172,400           1,980,876
         Newmont Mining Corp. . . . . . . .           275,825           8,953,279
         Nucor Corp.. . . . . . . . . . . .            31,700           1,548,545
         Peabody Energy Corp. . . . . . . .           137,500           4,618,625
         Rio Tinto plc/\. . . . . . . . . .            20,200           1,546,310

                                                                     ------------
                                                                       30,813,313
                                                                     ------------
          TOTAL MATERIALS . . . . . . . . .                            39,864,643
                                                                     ------------
         TELECOMMUNICATION SERVICES (8.2%)
         DIVERSIFIED TELECOMMUNICATION SERVICES (4.7%)
         Citizens Communications Co.*/\. .          1,669,249          21,516,620
                                                                     ------------
         WIRELESS TELECOMMUNICATION SERVICES (3.5%)

         Nextel Communications, Inc.,                 873,900          15,800,112
          Class A*. . . . . . . . . . . . .                          ------------
          TOTAL TELECOMMUNICATION SERVICES                             37,316,732
                                                                     ------------
         UTILITIES (1.7%)
         ELECTRIC UTILITIES (1.7%)
         Ameren Corp. . . . . . . . . . . .            34,200           1,508,220
         FirstEnergy Corp.. . . . . . . . .           156,200           6,005,890

                                                                     ------------
          TOTAL UTILITIES . . . . . . . . .                             7,514,110
                                                                     ------------
         TOTAL COMMON STOCKS (85.5%)
          (Cost $337,508,872) . . . . . . .                           388,149,078
                                                                     ------------

                                                   PRINCIPAL
                                                     AMOUNT
                                                 ------------

         SHORT-TERM DEBT SECURITIES:
         SHORT TERM INVESTMENTS OF CASH COLLATERAL
          FOR SECURITIES LOANED (12.7%)
         Morgan Stanley, Discover,
          1.44%, 7/1/03 . . . . . . . . . .       $ 7,500,000        $  7,500,000
         Nomura Securities, 1.29%, 7/1/03 .        50,219,786          50,219,786
                                                                     ------------
                                                                       57,719,786
                                                                     ------------
         TIME DEPOSIT (0.6%)

         J.P. Morgan Chase Nassau,                  2,646,909           2,646,909
          0.58%, 7/1/03 . . . . . . . . . .                          ------------
         TOTAL SHORT-TERM DEBT SECURITIES
          (13.3%)
          (Amortized Cost $60,366,695). . .                            60,366,695
                                                                     ------------
         TOTAL INVESTMENTS (98.8%)
          (Cost/Amortized Cost $397,875,567)                          448,515,773

         OTHER ASSETS LESS LIABILITIES                                  5,634,804
          (1.2%)  . . . . . . . . . . . . .                          ------------
         NET ASSETS (100%)  . . . . . . . .                          $454,150,577
                                                                     ============

---------
*  Non-income producing.
/\ All, or a portion of security out on loan (See Note 1).

  Glossary:
  ADR-- American Depositary Receipt

EQ ADVISORS TRUST
EQ/FI MID CAP PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

Investment security transactions for the six months ended June 30, 2003 were as follows:

COST OF PURCHASES:
Stocks and long-term
 corporate debt
 securities. . . . . .                  $367,210,540
NET PROCEEDS OF SALES
 AND REDEMPTIONS:
Stocks and long-term
 corporate debt
 securities. . . . . .                   295,464,809

As of June 30, 2003, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross
 unrealized
 appreciation. . . . .                  $ 54,659,236
Aggregate gross
 unrealized
 depreciation. . . . .                    (4,019,030)
                                        ------------
Net unrealized
 appreciation. . . . .                  $ 50,640,206
                                        ============
Federal income tax cost
 of investments. . . .                  $397,875,567
                                        ============


At June 30, 2003, the Portfolio had loaned securities with a total value $56,100,322 which was secured by collateral of $57,719,786 (Note 1).

The Portfolio has a net capital loss carryforward of $37,604,261, of which $129,172 expires in the year 2008, $14,693,112 expires in the year 2009, and $22,781,977 expires in the year 2010.

                       See Notes to Financial Statements.

                                       72
..

EQ ADVISORS TRUST
EQ/FI SMALL/MID CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2003 (Unaudited)

                                                    NUMBER OF           VALUE
                                                     SHARES            (NOTE 1)
---------------------------------------------------------------------------------
         COMMON STOCKS:
         CONSUMER DISCRETIONARY (16.5%)
         APPAREL RETAIL (0.9%)

         Aeropostale, Inc.*/\ . . . . . . .            92,300        $  1,982,604
         Bebe Stores, Inc.*/\ . . . . . . .           118,000           2,257,340
         Christopher & Banks Corp.*/\ . . .            24,200             895,158
         Finish Line, Inc., Class A*/\. .              93,000           2,065,530
         Limited Brands, Inc.. . . . . . .             17,400             269,700

                                                                     ------------
                                                                        7,470,332
                                                                     ------------
         AUTO COMPONENTS (1.5%)
         American Axle & Manufacturing
          Holdings, Inc.*/\ . . . . . . . .           123,500           2,951,650
         Diebold, Inc. . . . . . . . . . .             63,500           2,746,375
         Federal Signal Corp.. . . . . . .             22,100             388,297
         Keystone Automotive
          Industries, Inc.*/\ . . . . . . .            15,800             288,508
         Monro Muffler Brake, Inc.*. . . .             60,900           1,721,034
         Snap-On, Inc. . . . . . . . . . .            125,900           3,654,877
         Superior Industries
          International, Inc.. . . . . . .              9,300             387,810

                                                                     ------------
                                                                       12,138,551
                                                                     ------------
         AUTOMOBILES (0.4%)
         Coachmen Industries, Inc./\. . .             284,800           3,403,360
                                                                     ------------
         CASINOS & GAMING (0.0%)
         Gtech Holdings Corp.* . . . . . .              6,800             256,020
                                                                     ------------
         CATALOG RETAIL (0.3%)
         Coldwater Creek, Inc.*/\ . . . . .           176,500           2,176,245
                                                                     ------------
         DEPARTMENT STORES (0.5%)
         Nordstrom, Inc./\. . . . . . . .              63,300           1,235,616
         Saks, Inc.* . . . . . . . . . . .            310,000           3,007,000

                                                                     ------------
                                                                        4,242,616
                                                                     ------------
         DISTRIBUTORS (0.4%)
         Bell Microproducts, Inc.*/\. . .             238,700           1,019,249
         SCP Pool Corp.*/\. . . . . . . .              68,700           2,363,280

                                                                     ------------
                                                                        3,382,529
                                                                     ------------
         GENERAL MERCHANDISE STORES (1.2%)
         Big Lots, Inc.* . . . . . . . . .            343,800           5,170,752
         Dollar Tree Stores, Inc.* . . . .             69,700           2,211,581
         Fred's, Inc.. . . . . . . . . . .             79,600           2,959,528

                                                                     ------------
                                                                       10,341,861
                                                                     ------------
         HOTELS (0.2%)
         Rare Hospitality International,
          Inc.*. . . . . . . . . . . . . .             47,100           1,539,228
         Starwood Hotels & Resorts
          Worldwide, Inc.. . . . . . . . .                500              14,295

                                                                     ------------
                                                                        1,553,523
                                                                     ------------
         HOUSEHOLD DURABLES (3.1%)
         Applica, Inc./\. . . . . . . . .             260,700           2,215,950
         Centex Corp.. . . . . . . . . . .             80,400           6,254,316
         Clayton Homes, Inc. . . . . . . .            233,300           2,927,915
         D.R. Horton, Inc. . . . . . . . .             62,100           1,745,010
         Fortune Brands, Inc.. . . . . . .             13,100             683,820
         KB Home . . . . . . . . . . . . .             76,100           4,716,678
         Leggett & Platt, Inc. . . . . . .             12,400             254,200
         Lennar Corp., Class A/\. . . . .              11,200             800,800
         Lennar Corp., Class B/\. . . . .                 690              47,403
         Pulte Homes, Inc. . . . . . . . .             28,300           1,744,978
         Standard-Pacific Corp.. . . . . .            134,900           4,473,284

                                                                     ------------
                                                                       25,864,354
                                                                     ------------
         INTERNET RETAIL (0.1%)
         Regis Corp. . . . . . . . . . . .             43,400           1,260,770
                                                                     ------------
         LEISURE FACILITIES (0.3%)

         International Speedway Corp.,                 68,500           2,706,435
          Class A. . . . . . . . . . . . .                           ------------

         LEISURE PRODUCTS (0.4%)
         Brunswick Corp. . . . . . . . . .              4,800             120,096
         MarineMax, Inc.*/\ . . . . . . . .           113,800           1,593,200
         Marvel Enterprises, Inc.* . . . .             67,600           1,291,160

                                                                     ------------
                                                                        3,004,456
                                                                     ------------
         MEDIA (4.4%)
         Belo Corp., Class A . . . . . . .            173,800           3,886,168
         Cablevision Systems New York
          Group, Class A*/\ . . . . . . . .           249,100           5,171,316
         Clear Channel
          Communications, Inc.*. . . . . .              3,000             127,170
         Cumulus Media, Inc., Class A* . .            114,900           2,175,057
         E.W. Scripps Co., Class A . . . .             52,200           4,631,184
         Emmis Communications Corp., Class
          A* . . . . . . . . . . . . . . .            222,800           5,113,260
         Entercom Communications Corp.*. .             34,900           1,710,449

         Fox Entertainment Group, Inc.,
          Class A* . . . . . . . . . . . .             20,300             584,234
         Lamar Advertising Co.*. . . . . .              8,100             285,201
         Lee Enterprises, Inc. . . . . . .            101,800           3,820,554
         Meredith Corp.. . . . . . . . . .              2,600             114,400
         Omnicom Group, Inc. . . . . . . .              8,300             595,110
         Playboy Enterprises, Inc., Class B*/\ .      247,000           3,359,200
         Radio One, Inc., Class D*/\. . .             261,000           4,637,970

                                                                     ------------
                                                                       36,211,273
                                                                     ------------
         RESTAURANTS (0.7%)
         Applebee's International, Inc.. .             34,850           1,095,335
         Darden Restaurants, Inc.. . . . .             66,200           1,256,476
         Jack in the Box, Inc.*. . . . . .             52,900           1,179,670
         Outback Steakhouse, Inc.. . . . .              7,800             304,200
         Wendy's International, Inc. . . .             62,300           1,804,831

                                                                     ------------
                                                                        5,640,512
                                                                     ------------
         SPECIALTY STORES (1.2%)
         Barnes & Noble, Inc.* . . . . . .            125,900           2,901,995
         Borders Group, Inc.*. . . . . . .            220,000           3,874,200
         Foot Locker, Inc. . . . . . . . .              4,100              54,325
         Kirkland's, Inc.* . . . . . . . .             40,600             655,690
         Office Depot, Inc.* . . . . . . .             41,300             599,263
         PETCO Animal Supplies, Inc.*/\ . .             7,400             160,876
         Petsmart, Inc.* . . . . . . . . .             87,100           1,451,957

                                                                     ------------
                                                                        9,698,306
                                                                     ------------
         TEXTILES & APPAREL (0.9%)
         Mohawk Industries, Inc.*. . . . .              4,100             227,673
         OshKosh B'Gosh, Inc., Class A/\.             139,300           3,761,100
         Russell Corp. . . . . . . . . . .             82,300           1,563,700
         Wolverine World Wide, Inc.. . . .             90,000           1,733,400

                                                                     ------------
                                                                        7,285,873
                                                                     ------------
          TOTAL CONSUMER DISCRETIONARY . .                            136,637,016
                                                                     ------------
         CONSUMER STAPLES (2.4%)
         DRUG RETAIL (0.0%)
         CVS Corp. . . . . . . . . . . . .                800              22,424
                                                                     ------------
         FOOD PRODUCTS (1.4%)
         Dean Foods Co.* . . . . . . . . .            199,738           6,291,747
         Hershey Foods Corp. . . . . . . .              9,600             668,736
         Loews Corp.- Carolina Group . . .             10,300             278,100
         McCormick & Co., Inc. (Non Voting)            15,300             416,160
         Sensient Technologies Corp./\. .              13,500             310,365
         Smithfield Foods, Inc.* . . . . .            133,800           3,066,696
         Tyson Foods, Inc., Class A. . . .             27,200             288,864
         UST, Inc. . . . . . . . . . . . .              8,700             304,761

                                                                     ------------
                                                                       11,625,429
                                                                     ------------
         FOOD RETAIL (0.8%)
         Fresh Del Monte Produce, Inc./\.              96,400           2,476,516
         Safeway, Inc.*. . . . . . . . . .             36,000             736,560
         Whole Foods Market, Inc.* . . . .             30,900           1,468,677

EQ ADVISORS TRUST
EQ/FI SMALL/MID CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2003 (Unaudited)

                                                   NUMBER OF            VALUE
                                                    SHARES             (NOTE 1)
----------------------------------------------------------------------------------
         Winn-Dixie Stores, Inc./\. . . .             160,200        $  1,972,062

                                                                     ------------
                                                                        6,653,815
                                                                     ------------
         PERSONAL PRODUCTS (0.2%)
         Alberto-Culver Co., Class A/\. .              32,700           1,627,806
                                                                     ------------
          TOTAL CONSUMER STAPLES . . . . .                             19,929,474
                                                                     ------------
         ENERGY (6.2%)
         INTEGRATED OIL & GAS (0.5%)
         Occidental Petroleum Corp.. . . .              6,100             204,655
         Reliant Resources, Inc.*/\ . . . .           553,900           3,395,407
         Suncor Energy, Inc. . . . . . . .             11,900             223,125

                                                                     ------------
                                                                        3,823,187
                                                                     ------------
         OIL & GAS DRILLING (0.7%)
         Ensco International, Inc. . . . .              7,000             188,300
         Pride International, Inc.*. . . .            269,700           5,075,754
         Rowan Cos., Inc.* . . . . . . . .             11,900             266,560

                                                                     ------------
                                                                        5,530,614
                                                                     ------------
         OIL & GAS EQUIPMENT & SERVICES (1.0%)
         National-Oilwell, Inc.* . . . . .              9,200             202,400
         Oceaneering International, Inc.*.             40,800           1,042,440
         Offshore Logistics, Inc.*/\. . .              85,300           1,855,275
         Smith International, Inc.*. . . .             56,500           2,075,810
         Spinnaker Exploration Co.*/\ . . .            72,600           1,902,120
         Universal Compression
          Holdings, Inc.*/\ . . . . . . . .            43,700             911,582
         Weatherford International Ltd.* .              5,500             230,450

                                                                     ------------
                                                                        8,220,077
                                                                     ------------
         OIL & GAS EXPLORATION & PRODUCTION (3.4%)
         Apache Corp.. . . . . . . . . . .             13,295             864,973
         Burlington Resources, Inc.. . . .             13,800             746,166
         Chesapeake Energy Corp. . . . . .             28,100             283,810
         Devon Energy Corp.. . . . . . . .             13,580             725,172
         EOG Resources, Inc. . . . . . . .             11,700             489,528
         Equitable Resources, Inc. . . . .            173,400           7,064,316
         Murphy Oil Corp.. . . . . . . . .              5,200             273,520
         PetroKazakhstan, Inc., Class A* .            240,200           3,000,098
         Pioneer Natural Resources Co.*. .            171,100           4,465,710
         Pogo Producing Co.. . . . . . . .             92,900           3,971,475
         Southwestern Energy Co.*. . . . .             86,900           1,304,369
         XTO Energy, Inc.. . . . . . . . .            233,500           4,695,685

                                                                     ------------
                                                                       27,884,822
                                                                     ------------
         OIL & GAS REFINING & MARKETING (0.6%)
         Premcor, Inc.*. . . . . . . . . .            106,900           2,303,695
         Valero Energy Corp. . . . . . . .             84,500           3,069,885

                                                                     ------------
                                                                        5,373,580
                                                                     ------------
          TOTAL ENERGY . . . . . . . . . .                             50,832,280
                                                                     ------------
         FINANCIALS (30.8%)
         BANKS (10.4%)
         Alabama National Bancorp. . . . .             43,500           2,108,880
         Associated Bank Corp.*/\ . . . . .            10,900             401,992
         Bank Atlantic Bancorp, Inc.,
          Class A. . . . . . . . . . . . .            215,500           2,562,295
         Banknorth Group, Inc. . . . . . .             19,700             502,744
         BOK Financial Corp.*/\ . . . . . .            64,272           2,478,971
         Charter One Financial, Inc. . . .             17,200             536,296
         City National Corp. . . . . . . .            130,800           5,828,448
         Colonial Bancgroup, Inc.. . . . .            146,800           2,036,116
         Commerce Bancorp, Inc./\ . . . . .            94,200           3,494,820
         Commercial Federal Corp.. . . . .             39,400             835,280
         Compass BancShares, Inc.. . . . .             40,900           1,428,637
         East-West Bancorp, Inc. . . . . .             76,800           2,775,552
         FirstFed Financial Corp.* . . . .             46,300           1,633,927
         FirstMerit Corp.. . . . . . . . .            159,800           3,653,028
         Golden West Financial Corp. . . .              4,400             352,044
         Hancock Holding Co./\. . . . . .              50,800           2,390,648
         Harbor Florida Bancshares, Inc. .             93,600           2,242,656
         Harris Corp.. . . . . . . . . . .             64,200           1,929,210
         Hawthorne Financial Corp.*/\ . . .            42,920           1,487,607
         Hibernia Corp., Class A . . . . .            126,700           2,300,872
         Huntington Bancshares, Inc. . . .             74,400           1,452,288
         IBERIABANK Corp.. . . . . . . . .             38,600           1,883,680
         Investors Financial Services Corp./\          55,200           1,601,352
         M&T Bank Corp.. . . . . . . . . .              7,000             589,540
         Mellon Financial Corp.. . . . . .              7,900             219,225
         National Commerce Financial Corp.. . .         9,200             204,148
         New York Community
          Bancorp, Inc.. . . . . . . . . .             53,000           1,541,770
         Northern Trust Corp.. . . . . . .             18,700             781,473
         Old Republic International Corp..            110,600           3,790,262
         Peoples Bank Bridgeport/\. . . .               5,000             144,950
         Popular, Inc. . . . . . . . . . .             88,400           3,411,356
         PrivateBancorp, Inc./\ . . . . . .            16,500             449,955
         Provident Financial Services, Inc.            81,700           1,556,385
         Silicon Valley Bancshares*/\ . . .           123,100           2,931,011
         SouthTrust Corp.. . . . . . . . .             42,300           1,150,560
         Southwest Bancorp of Texas, Inc.*             99,400           3,231,494
         Southwest Bancorp, Inc. . . . . .             56,200           1,540,442
         Sovereign Bancorp, Inc. . . . . .            330,800           5,177,020
         Texas Regional Bancshares, Inc.,
          Class A. . . . . . . . . . . . .             87,590           3,039,373
         UCBH Holdings, Inc. . . . . . . .             67,800           1,944,504
         Valley National Bancorp/\. . . .             196,165           5,168,948
         Webster Financial Corp. . . . . .             76,600           2,895,480
         Zions Bancorp . . . . . . . . . .             10,200             516,222

                                                                     ------------
                                                                       86,201,461
                                                                     ------------
         DIVERSIFIED FINANCIALS (4.7%)
         A.G. Edwards, Inc.. . . . . . . .              6,300             215,460
         AMBAC Financial Group, Inc. . . .             13,000             861,250
         Bank of Hawaii Corp.. . . . . . .            255,200           8,459,880
         Bear Stearns Co., Inc.. . . . . .              8,300             601,086
         Boston Private Financial
          Holdings, Inc./\. . . . . . . .              24,900             524,892
         Countrywide Financial Corp. . . .             10,900             758,313
         Federated Investors, Inc., Class B            15,000             411,300
         First Niagara Financial Group, Inc.          271,707           3,793,030
         Greenpoint Financial Corp.. . . .              3,000             152,820
         IndyMac Bancorp, Inc. . . . . . .            218,400           5,551,728
         Investment Technology
          Group, Inc.* . . . . . . . . . .              7,000             130,200
         LaBranche & Co., Inc./\. . . . .              94,800           1,961,412
         Legg Mason, Inc.. . . . . . . . .             46,200           3,000,690
         NetBank, Inc. . . . . . . . . . .            273,300           3,596,628
         Raymond James Financial, Inc. . .            129,400           4,276,670
         Synovus Financial Corp. . . . . .             21,600             464,400
         T. Rowe Price Group, Inc. . . . .             12,400             468,100
         Waddell & Reed Financial, Inc.,
          Class A. . . . . . . . . . . . .            135,800           3,485,986

                                                                     ------------
                                                                       38,713,845
                                                                     ------------
         INSURANCE (5.6%)
         ACE Ltd.. . . . . . . . . . . . .              5,600             192,024
         AFLAC, Inc. . . . . . . . . . . .                500              15,375
         Allmerica Financial Corp.*. . . .             55,300             994,847
         Aon Corp. . . . . . . . . . . . .             24,100             580,328
         Arch Capital Group Ltd. . . . . .             40,200           1,396,146
         Berkshire Hathaway, Inc., Class B*               175             425,250
         Cincinnati Financial Corp.. . . .             17,000             630,530
         Commerce Group, Inc.. . . . . . .             59,500           2,153,900
         Fidelity National Financial, Inc.            185,600           5,709,056
         HCC Insurance Holdings, Inc.. . .            119,400           3,530,658
         Insurance Auto Auctions, Inc.*/\ .           113,700           1,428,072
         Lincoln National Corp.. . . . . .             19,000             676,970
         Markel Corp.*/\. . . . . . . . .              25,400           6,502,400
         MBIA, Inc.. . . . . . . . . . . .             14,500             706,875

EQ ADVISORS TRUST
EQ/FI SMALL/MID CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2003 (Unaudited)

                                                    NUMBER OF            VALUE
                                                     SHARES             (NOTE 1)
-----------------------------------------------------------------------------------
         Metlife, Inc. . . . . . . . . . .              4,200       $     118,944
         Nationwide Financial Services,
          Inc., Class A. . . . . . . . . .             17,700             575,250
         Ohio Casualty Corp.*/\. . . . . .             97,300           1,282,414
         Penn-America Group, Inc.. . . . .            110,650           1,244,812
         PMA Capital Corp., Class A/\. . .             11,000             138,270
         Protective Life Corp. . . . . . .             67,300           1,800,275
         Radian Group, Inc.. . . . . . . .             71,778           2,630,664
         St. Paul Cos., Inc. . . . . . . .             17,200             627,972
         Stancorp Financial Group, Inc./\.             56,700           2,960,874
         UICI* . . . . . . . . . . . . . .            295,500           4,453,185
         W.R. Berkley Corp.. . . . . . . .             74,500           3,926,150
         Zenith National Insurance Corp./\             64,200           1,829,700

                                                                     ------------
                                                                       46,530,941
                                                                     ------------
         INVESTMENT COMPANIES (0.0%)
         Janus Capital Group, Inc. . . . .              6,700             109,880
                                                                     ------------
         REAL ESTATE (9.8%)
         Alexandra Real Estate Equities,
          Inc. (REIT). . . . . . . . . . .             72,200           3,249,000
         Apartment Investment & Management
          Co. (REIT) . . . . . . . . . . .            130,700           4,522,220
         AvalonBay Communities,
          Inc. (REIT). . . . . . . . . . .            109,700           4,677,608
         Boardwalk Equities, Inc.. . . . .            380,400           4,317,540
         Boston Properties, Inc. (REIT). .             75,300           3,298,140
         Carramerica Realty Corp. (REIT) .             75,600           2,102,436
         Catellus Development Corp.* . . .            118,000           2,596,000
         CBL & Associates Properties,
          Inc. (REIT). . . . . . . . . . .            161,700           6,953,100
         CenterPoint Properties
          Corp. (REIT)/\. . . . . . . . .             101,200           6,198,500
         Duke Realty Corp. (REIT). . . . .            194,800           5,366,740
         Equity Office Properties
          Trust (REIT) . . . . . . . . . .              9,900             267,399
         Equity Residential (REIT) . . . .             37,500             973,125
         Gables Residential Trust (REIT)/\            129,700           3,920,831
         General Growth Properties (REIT) . . .        74,700           4,664,268
         Home Properties of New York,
          Inc. (REIT)/\. . . . . . . . . .             83,300           2,935,492
         Hospitality Properties Trust (REIT). .        61,600           1,925,000

         Pan Pacific Retail Properties,
          Inc. (REIT)/\. . . . . . . . . .            134,500           5,292,575
         Prologis Trust (REIT) . . . . . .             19,200             524,160
         Reckson Associates Realty
          Corp. (REIT) . . . . . . . . . .            135,500           2,826,530
         Regency Centers Corp. (REIT)/\. .             18,900             661,122
         Ryland Group, Inc./\. . . . . . .            125,400           8,702,760
         Shurgard Storage Centers,
          Class A (REIT) . . . . . . . . .             18,300             605,364
         Simon Property Group, Inc. (REIT). . .        17,500             683,025
         Ventas, Inc. (REIT) . . . . . . .              5,300              80,295
         Vornado Realty Trust (REIT) . . .             84,700           3,692,920

                                                                     ------------
                                                                       81,036,150
                                                                     ------------
         U.S. GOVERNMENT AGENCIES (0.3%)

         Federal Agricultural Mortgage                102,200           2,284,170
          Corp., Class C*/\. . . . . . . .                           ------------
          TOTAL FINANCIALS . . . . . . . .                            254,876,447
                                                                     ------------
         HEALTH CARE (6.5%)
         BIOTECHNOLOGY (0.5%)
         CV Therapeutics, Inc.*/\. . . . .             15,700             465,662
         Genzyme Corp. - General Division*              9,000             376,200
         Gilead Sciences, Inc.*. . . . . .              4,000             222,320
         Kensey Nash Corp.*/\. . . . . . .             72,200           1,877,200
         Neurocrine Biosciences, Inc.* . .             23,000           1,148,620

                                                                     ------------
                                                                        4,090,002
                                                                     ------------

         HEALTH CARE EQUIPMENT & SERVICES (4.7%)
         Accredo Health, Inc.* . . . . . .             78,800           1,717,840
         Aetna, Inc. . . . . . . . . . . .              7,500             451,500
         American Healthways, Inc.*/\. . .             32,800           1,184,736
         AmerisourceBergen Corp. . . . . .              5,800             402,230
         Angelica Corp.. . . . . . . . . .             74,700           1,266,165
         Anthem, Inc.* . . . . . . . . . .              4,500             347,175
         Bard (C.R.), Inc. . . . . . . . .             68,000           4,849,080
         Bausch & Lomb, Inc. . . . . . . .             82,100           3,078,750
         Centene Corp.*/\. . . . . . . . .             66,300           2,579,070
         Community Health Systems, Inc.*/\            168,000           3,240,720

         Coventry Health Care, Inc.* . . .             45,300           2,091,048
         DENTSPLY International, Inc.. . .            104,900           4,290,410
         Edwards Lifesciences Corp*. . . .             83,500           2,683,690
         Henry Schein, Inc.* . . . . . . .             42,500           2,224,450
         Hillenbrand Industries, Inc.. . .              2,700             136,215
         Humana, Inc.* . . . . . . . . . .            241,800           3,651,180
         McKesson Corp.. . . . . . . . . .             11,100             396,714
         St. Jude Medical, Inc.* . . . . .              2,400             138,000
         Steris Corp.* . . . . . . . . . .            190,400           4,396,336

                                                                     ------------
                                                                       39,125,309
                                                                     ------------
         PHARMACEUTICALS (1.3%)
         Biovail Corp.*. . . . . . . . . .              5,800             272,948
         Delta & Pine Land Co. . . . . . .             95,800           2,105,684
         Salix Pharmaceuticals Ltd.*/\. .              89,100             934,659
         Sepracor, Inc.*/\. . . . . . . .              67,600           1,218,828
         Watson Pharmaceuticals, Inc.* . .            156,300           6,309,831

                                                                     ------------
                                                                       10,841,950
                                                                     ------------
          TOTAL HEALTH CARE  . . . . . . .                             54,057,261
                                                                     ------------
         INDUSTRIALS (10.7%)
         AEROSPACE & DEFENSE (0.9%)
         Goodrich Corp.. . . . . . . . . .             24,600             516,600
         Integrated Defense
          Technologies, Inc.*. . . . . . .             32,000             496,320
         Martin Marietta Materials, Inc. .            129,900           4,365,939
         Northrop Grumman Corp.. . . . . .              3,600             310,644
         United Defense Industries, Inc.*.             79,200           2,054,448

                                                                     ------------
                                                                        7,743,951
                                                                     ------------
         AIRLINES (0.4%)
         Alaska Air Group, Inc.*/\. . . .              25,000             536,250
         AMR Corp.*/\. . . . . . . . . . .             19,800             217,800
         Delta Air Lines, Inc. . . . . . .            156,800           2,301,824

                                                                     ------------
                                                                        3,055,874
                                                                     ------------
         BUILDING PRODUCTS (0.2%)
         American Standard Cos., Inc.* . .              6,000             443,580
         Masco Corp. . . . . . . . . . . .             12,600             300,510
         Monaco Coach Corp.*/\. . . . . .              21,800             334,194
         Tidewater, Inc. . . . . . . . . .             35,800           1,051,446

                                                                     ------------
                                                                        2,129,730
                                                                     ------------
         COMMERCIAL SERVICES & SUPPLIES (3.8%)
         Avery Dennison Corp.. . . . . . .              5,700             286,140
         Banta Corp. . . . . . . . . . . .            138,600           4,486,482
         Ceridian Corp.* . . . . . . . . .             18,500             313,945
         D&B Corp.*. . . . . . . . . . . .              6,500             267,150
         Labor Ready, Inc.*/\. . . . . . .             81,100             581,487
         Manpower, Inc.. . . . . . . . . .            123,100           4,565,779
         MPS Group, Inc.*. . . . . . . . .            357,600           2,460,288
         National Processing, Inc.*/\. . .             80,000           1,286,400
         Philadelphia Suburban Corp./\. .             228,300           5,565,954
         Republic Services, Inc.*. . . . .            157,100           3,561,457
         SOURCECORP, Inc.* . . . . . . . .            147,700           3,190,320
         Tetra Technologies, Inc.*/\. . .              78,400           2,324,560
         Unifirst Corp./\. . . . . . . . .             64,700           1,416,930
         URS Corp.*/\. . . . . . . . . . .             40,600             790,076

                                                                     ------------
                                                                       31,096,968
                                                                     ------------

EQ ADVISORS TRUST
EQ/FI SMALL/MID CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2003 (Unaudited)

                                                    NUMBER OF             VALUE
                                                     SHARES              (NOTE 1)
-----------------------------------------------------------------------------------
         CONSTRUCTION & ENGINEERING (0.4%)
         Fluor Corp. . . . . . . . . . . .             49,100       $   1,651,724
         Jacobs Engineering Group, Inc.* .             32,800           1,382,520

                                                                     ------------
                                                                        3,034,244
                                                                     ------------
         ELECTRICAL EQUIPMENT (0.8%)
         Ametek, Inc.. . . . . . . . . . .             30,600           1,121,490
         Benchmark Electronics, Inc.*/\. .             51,600           1,587,216
         ESCO Technologies, Inc.*/\. . . .             47,280           2,080,320
         Hubbell, Inc., Class B. . . . . .             40,400           1,337,240
         National Semiconductor Corp.* . .             10,400             205,088

                                                                     ------------
                                                                        6,331,354
                                                                     ------------
         INDUSTRIAL CONGLOMERATES (0.3%)
         Actuant Corp., Class A*/\. . . .              57,500           2,720,900
                                                                     ------------
         MACHINERY (2.5%)
         AGCO Corp.* . . . . . . . . . . .            143,300           2,447,564
         Albany International Corp.. . . .             47,400           1,298,760
         Astec Industries, Inc.* . . . . .            257,200           2,242,784
         Donaldson Co., Inc. . . . . . . .              1,700              75,565
         Eaton Corp. . . . . . . . . . . .              7,800             613,158
         Idex Corp./\. . . . . . . . . . .             50,900           1,844,616
         Kennametal, Inc.. . . . . . . . .            120,500           4,077,720
         Oshkosh Truck Corp. . . . . . . .             61,600           3,654,112
         Parker-Hannifin Corp. . . . . . .             11,700             491,283
         Terex Corp.*/\. . . . . . . . . .            197,400           3,853,248

                                                                     ------------
                                                                       20,598,810
                                                                     ------------
         MARINE (0.7%)
         Alexander & Baldwin, Inc. . . . .            123,900           3,287,067
         Philadelphia Consolidated
          Holdings Corp.*/\. . . . . . . .             25,800           1,042,320
         Teekay Shipping Corp. . . . . . .             44,900           1,926,210

                                                                     ------------
                                                                        6,255,597
                                                                     ------------
         RAILROADS (0.1%)
         CSX Corp. . . . . . . . . . . . .             16,800             505,512
                                                                     ------------
         TRADING COMPANIES & DISTRIBUTORS (0.3%)
         Fastenal Co./\. . . . . . . . . .             55,000           1,866,700
         Grainger (W.W.), Inc. . . . . . .              9,700             453,572

                                                                     ------------
                                                                        2,320,272
                                                                     ------------
         TRUCKING (0.3%)
         CNF Transportation, Inc.. . . . .             60,700           1,540,566
         Ryder System, Inc.. . . . . . . .             44,000           1,127,280

                                                                     ------------
                                                                        2,667,846
                                                                     ------------
          TOTAL INDUSTRIALS  . . . . . . .                             88,461,058
                                                                     ------------
         INFORMATION TECHNOLOGY (10.9%)
         APPLICATION SOFTWARE (0.9%)
         Citrix Systems, Inc.* . . . . . .            181,300           3,691,268
         Macromedia, Inc.* . . . . . . . .             16,800             353,472
         Quest Software, Inc.* . . . . . .            191,600           2,280,040
         Vastera, Inc.*/\. . . . . . . . .            165,800             989,826

                                                                     ------------
                                                                        7,314,606
                                                                     ------------
         COMPUTER HARDWARE (0.2%)
         Apple Computer, Inc.* . . . . . .             31,400             600,368
         SBS Technologies, Inc.* . . . . .             81,900             805,159

                                                                     ------------
                                                                        1,405,527
                                                                     ------------
         COMPUTER STORAGE & PERIPHERALS (0.8%)
         Electronics for Imaging, Inc.*. .            102,700           2,083,783
         Storage Technology Corp.* . . . .            170,600           4,391,244

                                                                     ------------
                                                                        6,475,027
                                                                     ------------
         ELECTRONIC EQUIPMENT & INSTRUMENTS (5.6%)
         Amphenol Corp., Class A*/\. . . .             50,900           2,383,138
         Avnet, Inc.*. . . . . . . . . . .            529,500           6,714,060
         Avocent Corp.*. . . . . . . . . .            109,200           3,268,356
         Ingram Micro, Inc., Class A*. . .            182,200           2,004,200
         Intersil Corp., Class A*. . . . .            133,200           3,544,452
         Ionics, Inc.*/\. . . . . . . . .              75,300           1,684,461
         Pentair, Inc. . . . . . . . . . .            182,300           7,120,638

         RadiSys Corp.*. . . . . . . . . .            247,700           3,269,640
         SCANA Corp. . . . . . . . . . . .            139,700           4,788,916
         Symbol Technologies, Inc. . . . .            242,200           3,151,022
         Tech Data Corp.*/\. . . . . . . .            129,200           3,450,932
         Thermo Electron Corp.*. . . . . .            208,300           4,378,466
         Vishay Intertechnology, Inc.* . .             28,200             372,240

                                                                     ------------
                                                                       46,130,521
                                                                     ------------
         INTERNET SOFTWARE & SERVICES (1.4%)
         Getty Images, Inc.*/\. . . . . .             105,800           4,369,540
         infoUSA, Inc.*. . . . . . . . . .            366,000           2,964,600
         Overture Services, Inc.*/\. . . .             44,300             803,159
         Polycom, Inc.*. . . . . . . . . .            108,400           1,502,424
         United Online, Inc.*/\. . . . . .             76,000           1,925,840

                                                                     ------------
                                                                       11,565,563
                                                                     ------------
         IT CONSULTING & SERVICES (0.3%)
         Computer Sciences Corp.*. . . . .             14,300             545,116
         Intercept Group, Inc.*/\. . . . .            221,000           1,847,560

                                                                     ------------
                                                                        2,392,676
                                                                     ------------
         NETWORKING EQUIPMENT (0.2%)
         3Com Corp.* . . . . . . . . . . .            120,600             564,408
         NetScreen Technologies, Inc.*/\.              38,800             874,940

                                                                     ------------
                                                                        1,439,348
                                                                     ------------
         OFFICE ELECTRONICS (0.2%)
         Ikon Office Solutions, Inc. . . .            198,100           1,763,090
                                                                     ------------
         SEMICONDUCTOR EQUIPMENT (0.0%)
         Axcelis Technologies, Inc.*/\. .              34,400             210,528
                                                                     ------------
         SEMICONDUCTORS (0.4%)
         Broadcom Corp., Class A*. . . . .             20,700             515,637
         Cree, Inc.*/\. . . . . . . . . .             107,300           1,746,844
         Cypress Semiconductor Corp.*/\. .             84,400           1,012,800
         Fairchild Semiconductor
          International, Inc., Class A*. .             18,500             236,615

                                                                     ------------
                                                                        3,511,896
                                                                     ------------
         SYSTEMS SOFTWARE (0.4%)
         Compuware Corp.*. . . . . . . . .             49,900             287,923
         Imation, Corp.. . . . . . . . . .             66,400           2,511,248
         Network Associates, Inc.* . . . .             82,100           1,041,028

                                                                     ------------
                                                                        3,840,199
                                                                     ------------
         TELECOMMUNICATIONS EQUIPMENT (0.5%)
         American Tower Corp., Class A*. .             25,400             224,790
         Comverse Technology, Inc.*. . . .            273,100           4,104,693

                                                                     ------------
                                                                        4,329,483
                                                                     ------------
          TOTAL INFORMATION TECHNOLOGY . .                             90,378,464
                                                                     ------------
         MATERIALS (8.4%)
         CHEMICALS (4.5%)
         Arch Chemicals, Inc./\. . . . . .            182,600           3,487,660
         CUNO, Inc.*/\. . . . . . . . . .              78,400           2,831,808
         Cytec Industries, Inc.* . . . . .            167,400           5,658,120
         Ferro Corp. . . . . . . . . . . .            178,100           4,012,593
         Georgia Gulf Corp.. . . . . . . .            110,600           2,189,880
         IMC Global, Inc.. . . . . . . . .            184,100           1,235,311
         Lyondell Chemical Co. . . . . . .            280,000           3,788,400
         Methanex Corp.. . . . . . . . . .             54,800             585,757
         Millennium Chemicals, Inc./\. . .            453,600           4,313,736
         Minerals Technologies, Inc. . . .             24,600           1,197,036
         Olin Corp./\. . . . . . . . . . .            169,400           2,896,740
         PolyOne Corp. . . . . . . . . . .            837,200           3,725,540
         PPG Industries, Inc.. . . . . . .             12,500             634,250
         Praxair, Inc. . . . . . . . . . .             17,800           1,069,780

                                                                     ------------
                                                                       37,626,611
                                                                     ------------
         CONTAINERS & PACKAGING (2.0%)
         Ball Corp.. . . . . . . . . . . .             46,200           2,102,562
         Owens-Illinois, Inc.* . . . . . .            294,200           4,051,134
         Packaging Corp. of America* . . .            267,500           4,930,025
         Pactiv Corp.* . . . . . . . . . .            175,200           3,453,192

EQ ADVISORS TRUST
EQ/FI SMALL/MID CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2003 (Unaudited)

                                                     NUMBER OF          VALUE
                                                      SHARES           (NOTE 1)
-----------------------------------------------------------------------------------
         Silgan Holdings, Inc.*. . . . . .             59,000        $  1,845,520
         Smurfit-Stone Container Corp.*. .             18,500             241,055

                                                                     ------------
                                                                       16,623,488
                                                                     ------------
         METALS & MINING (1.4%)
         Agnico-Eagle Mines Ltd. . . . . .             49,200             570,720
         Alcan, Inc. . . . . . . . . . . .             15,300             478,737
         Freeport-McMoran Copper & Gold,
          Inc., Class B/\ . . . . . . . . .            63,600           1,558,200
         Liquidmetal Technologies, Inc.*/\            165,400             848,502
         Nucor Corp. . . . . . . . . . . .                700              34,195
         Phelps Dodge Corp.* . . . . . . .            150,700           5,777,838
         Royal Gold, Inc./\ . . . . . . . .           101,800           2,187,682

                                                                     ------------
                                                                       11,455,874
                                                                     ------------
         PAPER & FOREST PRODUCTS (0.5%)
         Bowater, Inc. . . . . . . . . . .             88,300           3,306,835
         MeadWestvaco Corp.. . . . . . . .             19,200             474,240

                                                                     ------------
                                                                        3,781,075
                                                                     ------------
          TOTAL MATERIALS  . . . . . . . .                             69,487,048
                                                                     ------------
         TELECOMMUNICATION SERVICES (0.7%)
         DIVERSIFIED TELECOMMUNICATION SERVICES (0.6%)
         CenturyTel, Inc.. . . . . . . . .             14,100             491,385
         Citizens Communications Co.*. . .            367,200           4,733,208
         Qwest Communications
          International, Inc.* . . . . . .             53,600             256,208

                                                                     ------------
                                                                        5,480,801
                                                                     ------------
         WIRELESS TELECOMMUNICATION SERVICES (0.1%)
         Sprint Corp. (PCS Group)* . . . .             33,300             191,475
         Triton PCS Holdings, Inc.,
          Class A* . . . . . . . . . . . .             80,900             408,545

                                                                     ------------
                                                                          600,020
                                                                     ------------
          TOTAL TELECOMMUNICATION SERVICES                              6,080,821
                                                                     ------------
         UTILITIES (5.2%)
         ELECTRIC UTILITIES (3.3%)
         AES Corp.*. . . . . . . . . . . .             56,100             356,235
         Ameren Corp.. . . . . . . . . . .            108,900           4,802,490
         Cinergy Corp. . . . . . . . . . .             51,200           1,883,648
         CMS Energy Corp./\ . . . . . . . .           324,900           2,631,690
         Dominion Resources, Inc.. . . . .             10,900             700,543
         DTE Energy Co.. . . . . . . . . .             16,200             625,968
         Edison International* . . . . . .             35,500             583,265
         Entergy Corp. . . . . . . . . . .              7,600             401,128
         FirstEnergy Corp. . . . . . . . .             55,400           2,130,130
         Northeast Utilities . . . . . . .            277,900           4,652,046
         PG&E Corp.* . . . . . . . . . . .             41,800             884,070
         TXU Corp. . . . . . . . . . . . .             27,000             606,150
         Wisconsin Energy Corp.. . . . . .            233,300           6,765,700

                                                                     ------------
                                                                       27,023,063
                                                                     ------------
         GAS UTILITIES (0.9%)
         KeySpan Corp. . . . . . . . . . .             92,600           3,282,670
         Kinder Morgan, Inc. . . . . . . .             61,400           3,355,510
         NiSource, Inc.. . . . . . . . . .             33,000             627,000

                                                                     ------------
                                                                        7,265,180
                                                                     ------------
         MULTI - UTILITIES (1.0%)
         Energy East Corp. . . . . . . . .            203,600           4,226,736
         Northwestern Corp./\ . . . . . . .            35,400              70,800
         Sierra Pacific Resources*/\. . .             362,100           2,150,874
         Westar Energy, Inc. . . . . . . .            114,600           1,859,958

                                                                     ------------
                                                                        8,308,368
                                                                     ------------
          TOTAL UTILITIES  . . . . . . . .                             42,596,611
                                                                     ------------
         TOTAL COMMON STOCKS (98.3%)
          (Cost $775,573,376). . . . . . .                            813,336,480
                                                                     ------------

                                                   PRINCIPAL
                                                    AMOUNT
                                                  -----------
         SHORT-TERM DEBT SECURITIES:
         SHORT TERM INVESTMENTS OF CASH COLLATERAL
          FOR SECURITIES LOANED (12.1%)
         Goldman Sachs Group LP
          1.83%, 07/01/03. . . . . . . . .        $ 5,000,000        $  5,000,000
         Morgan Stanley, Discover
          1.44%, 07/01/03. . . . . . . . .         13,000,000          13,000,000
         Nomura Securities
          1.29%, 07/01/03. . . . . . . . .         57,443,079          57,443,079
          1.42%, 07/01/03. . . . . . . . .         25,000,000          25,000,000
                                                                     ------------
                                                                      100,443,079
                                                                     ------------
         TIME DEPOSIT (0.1%)
         J.P. Morgan Chase Nassau,
          0.58%, 07/01/03. . . . . . . . .            663,713             663,713
                                                                     ------------
         U.S. GOVERNMENT (0.1%)
         U.S. Treasury Bills
          07/03/03 . . . . . . . . . . . .            550,000             549,951
          08/07/03 . . . . . . . . . . . .            200,000             199,788
                                                                     ------------
                                                                          749,739
                                                                     ------------
         TOTAL SHORT TERM DEBT SECURITIES
          (12.3%)
          (Amortized Cost $101,856,531). .                            101,856,531
                                                                     ------------
         TOTAL INVESTMENTS (110.6%)
          (Cost/Amortized Cost $877,429,907)                          915,193,011

         OTHER ASSETS LESS LIABILITIES                                (87,952,159)
          (-10.6%) . . . . . . . . . . . .                           ------------
         NET ASSETS (100%) . . . . . . . .                           $827,240,852
                                                                     ============

---------
*  Non-income producing.
/\ All, or a portion of security out on loan (See Note 1).

   Glossary:
   REIT-- Real Estate Investment Trust

EQ ADVISORS TRUST
EQ/FI SMALL/MID CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2003 (Unaudited)

--------------------------------------------------------------------------------
Investment security transactions for the six months ended June 30, 2003 were as follows:

COST OF PURCHASES:
Stocks and long-term
 corporate debt
 securities. . . . . .                  $288,750,463
NET PROCEEDS OF SALES
 AND REDEMPTIONS:
Stocks and long-term
 corporate debt
 securities. . . . . .                   203,671,599

As of June 30, 2003, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross
 unrealized
 appreciation. . . . .                  $ 80,385,372
Aggregate gross
 unrealized
 depreciation. . . . .                   (42,622,268)
                                        ------------
Net unrealized
 depreciation. . . . .                  $ 37,763,104
                                        ============
Federal income tax cost
 of investments. . . .                  $877,429,907
                                        ============


At June 30, 2003, the Portfolio had loaned securities with a total value $97,981,882 which was secured by collateral of $100,451,479 (Note 1).

For the six months ended June 30, 2003, the Portfolio incurred approximately $294 as brokerage commissions with Fidelity Investments Co., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $48,352,729, of which $7,560,781 expires in the year 2006, $12,520,421 expires in the year 2007, $4,163,231 expires in the year 2008, and $24,108,296 expires in the year 2010.

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/HIGH YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2003 (Unaudited)

                                                    PRINCIPAL            VALUE
                                                     AMOUNT             (NOTE 1)
-----------------------------------------------------------------------------------
         LONG-TERM DEBT SECURITIES:
         CONSUMER DISCRETIONARY (22.6%)
         APPAREL RETAIL (0.1%)
         Warnaco, Inc.


          8.875%, 6/15/13(S) . . . . . .           $   760,000        $    786,600
                                                                      ------------
         AUTO COMPONENTS (1.9%)
         Advanced Accessory Systems LLC
          10.75%, 6/15/11(S) . . . . . .               980,000           1,038,800
         Arvin Capital I
          9.50%, 2/1/27. . . . . . . . .             2,000,000           2,075,000
         Dana Corp.
          10.125%, 3/15/10 . . . . . . .             1,836,000           2,024,190
         Dura Operating Corp.
          8.625%, 4/15/12. . . . . . . .             2,100,000           2,152,500
          Series D
          9.00%, 5/1/09. . . . . . . . .             1,940,000           1,784,800
         Rexnord Corp.
          10.125%, 12/15/12(S) . . . . .               670,000             737,000
         Tenneco Automotive, Inc.
          10.25%, 7/15/13(S) . . . . . .             1,830,000           1,852,875
         TRW Automotive, Inc.
          9.375%, 2/15/13(S) . . . . . .             3,035,000           3,292,975
          11.00%, 2/15/13(S) . . . . . .               940,000           1,024,600

                                                                      ------------
                                                                        15,982,740
                                                                      ------------
         AUTOMOBILES (0.3%)
         General Motors Corp.
          7.125%, 7/15/13. . . . . . . .             2,315,000           2,299,397
                                                                      ------------
         CASINOS & GAMING (4.4%)
         Ameristar Casinos, Inc.
          10.75%, 2/15/09. . . . . . . .             1,110,000           1,258,463
         Argosy Gaming Co.
          9.00%, 9/1/11. . . . . . . . .             1,138,000           1,229,040
         Boyd Gaming Corp.
          7.75%, 12/15/12(S) . . . . . .             4,190,000           4,446,638
         Circus & Eldorado Joint
          Venture/Silver Legacy Capital
          10.125%, 3/1/12. . . . . . . .             1,125,000           1,105,313
         Harrah's Operating Co., Inc.
          7.875%, 12/15/05 . . . . . . .             1,165,000           1,266,937
         Horseshoe Gaming Holdings
          8.625%, 5/15/09. . . . . . . .               985,000           1,044,100
         Jupiters Ltd.
          8.50%, 3/1/06. . . . . . . . .             2,000,000           2,200,000
         Mandalay Resort Group
          9.375%, 2/15/10. . . . . . . .             2,150,000           2,429,500
          7.625%, 7/15/13. . . . . . . .             1,000,000           1,022,500
          Series B
          10.25%, 8/1/07 . . . . . . . .             2,158,000           2,438,540
         MGM Mirage, Inc.
          9.75%, 6/1/07. . . . . . . . .               950,000           1,078,250
          8.375%, 2/1/11 . . . . . . . .             3,448,000           3,922,100
         Mohegan Tribal Gaming Authority
          8.75%, 1/1/09. . . . . . . . .               443,000             477,333
          8.375%, 7/1/11 . . . . . . . .             1,118,000           1,210,235
         Park Place Entertainment Corp.
          9.375%, 2/15/07. . . . . . . .             1,790,000           1,982,425
          8.875%, 9/15/08. . . . . . . .               600,000             661,500
          7.875%, 3/15/10. . . . . . . .             2,310,000           2,483,250
          7.00%, 4/15/13(S)  . . . . . .             1,150,000           1,230,500
         Riveria Casinos Corp.
          11.00%, 6/15/10. . . . . . . .             1,890,000           1,804,950
         Station Casinos, Inc.
          8.375%, 2/15/08. . . . . . . .             1,120,000           1,209,600
         Turning Stone Casino
          Resort Enterprise
          9.125%, 12/15/10(S)  . . . . .             1,285,000           1,370,131

         Venetian Casino Resort LLC
          11.00%, 6/15/10. . . . . . . .           $ 1,570,000           1,770,175

                                                                      ------------
                                                                        37,641,480
                                                                      ------------
         CATALOG RETAIL (0.4%)
         Jostens, Inc.
          12.75%, 5/1/10 . . . . . . . .             2,725,000           3,215,500
                                                                      ------------
         DISTRIBUTORS (0.6%)
         AmeriGas Partners LP
          10.00%, 4/15/06. . . . . . . .               400,000             436,000
          8.875%, 5/20/11. . . . . . . .             1,000,000           1,090,000
         Aviall, Inc.
          7.625%, 7/1/11(b)  . . . . . .             2,000,000           2,027,500
         Transdigm, Inc.
          10.375%, 12/1/08 . . . . . . .             1,220,000           1,322,395

                                                                      ------------
                                                                         4,875,895
                                                                      ------------
         HOTELS (2.2%)
         Extended Stay America, Inc.
          9.875%, 6/15/11. . . . . . . .             4,270,000           4,590,250
         Hilton Hotels Corp.
          7.625%, 12/1/12. . . . . . . .             2,100,000           2,299,500
         HMH Properties,
          Series B
          7.875%, 8/1/08 . . . . . . . .             1,100,000           1,116,500
         ITT Corp.
          6.75%, 11/15/03. . . . . . . .             1,758,000           1,775,580
         Royal Caribbean Cruises Ltd.
          8.00%, 5/15/10 . . . . . . . .               890,000             925,600
          8.75%, 2/2/11. . . . . . . . .             1,900,000           2,014,000
         Starwood Hotels & Resorts
          Worldwide, Inc.
          7.375%, 5/1/07 . . . . . . . .             1,800,000           1,894,500
          7.875%, 5/1/12 . . . . . . . .             3,270,000           3,580,650
         Sun International Hotels Ltd.
          8.875%, 8/15/11. . . . . . . .             1,009,000           1,092,242

                                                                      ------------
                                                                        19,288,822
                                                                      ------------
         HOUSEHOLD DURABLES (0.6%)
         Applica, Inc.
          10.00%, 7/31/08. . . . . . . .               710,000             745,500
         KB Home
          7.75%, 2/1/10. . . . . . . . .             1,770,000           1,913,812
         Salton, Inc.
          12.25%, 4/15/08. . . . . . . .             1,455,000           1,447,725
         Sealy Mattress Co.,
          Series B
          9.875%, 12/15/07 . . . . . . .             1,103,000           1,097,485

                                                                      ------------
                                                                         5,204,522
                                                                      ------------
         LEISURE FACILITIES (1.1%)
         Intrawest Corp.
          9.75%, 8/15/08 . . . . . . . .               800,000             835,000
          10.50%, 2/1/10 . . . . . . . .               835,000             897,625
         Premier Parks, Inc.
          9.75%, 6/15/07 . . . . . . . .             1,608,000           1,591,920
         Six Flags, Inc.
          9.50%, 2/1/09. . . . . . . . .               625,000             615,625
          9.75%, 4/15/13(S)(b) . . . . .             4,142,000           4,100,580
         Vail Resorts, Inc.
          8.75%, 5/15/09 . . . . . . . .             1,175,000           1,227,875

                                                                      ------------
                                                                         9,268,625
                                                                      ------------
         MEDIA (10.4%)
         Albritton Communications Co.
          7.75%, 12/15/12(S) . . . . . .               450,000             464,625
          7.75%, 12/15/12. . . . . . . .             2,615,000           2,699,987
         American Media, Inc.
          10.25%, 5/1/09 . . . . . . . .             3,481,000           3,759,480
          8.875%, 1/15/11(S)(b)  . . . .               435,000             470,888

EQ ADVISORS TRUST
EQ/HIGH YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2003 (Unaudited)

                                                    PRINCIPAL            VALUE
                                                     AMOUNT             (NOTE 1)
-----------------------------------------------------------------------------------
         Cadmus Communications Corp.
          9.75%, 6/1/09. . . . . . . . .           $ 1,044,000        $  1,113,165
         Canwest Media, Inc.
          10.625%, 5/15/11 . . . . . . .             1,625,000           1,852,500
         Charter Communications
          Holdings LLC
          10.00%, 4/1/09 . . . . . . . .             4,425,000           3,385,125
          0.00%, 5/15/11 (e) . . . . . .             6,098,000           3,079,490
          0.00%, 1/15/12 (e) . . . . . .             1,750,000             807,188
         Cinemark USA, Inc.
          9.00%, 2/1/13(S) . . . . . . .             1,485,000           1,611,225
         Coaxial Communications, Inc.
          10.00%, 8/15/06. . . . . . . .               705,000             727,031
         Corus Entertainment, Inc.
          8.75%, 3/1/12. . . . . . . . .               980,000           1,053,500
         CSC Holdings, Inc.
          8.125%, 8/15/09. . . . . . . .             1,855,000           1,919,925
          7.625%, 4/1/11 . . . . . . . .             4,975,000           5,024,750
          7.625%, 7/15/18. . . . . . . .               170,000             169,575
         Dex Media East LLC
          9.875%, 11/15/09 . . . . . . .             2,015,000           2,246,725
          12.125%, 11/15/12. . . . . . .             2,045,000           2,418,212
         Echostar DBS Corp.
          10.375%, 10/1/07 . . . . . . .               450,000             498,375
          9.375%, 2/1/09 . . . . . . . .             4,183,000           4,460,124
         Emmis Communications Corp.
          0.00%, 3/15/11 (e) . . . . . .             1,360,000           1,176,400
         Garden State Newspapers
          8.75%, 10/1/09 . . . . . . . .             1,600,000           1,652,000
          8.625%, 7/1/11 . . . . . . . .               950,000             990,375
         Gray Television, Inc.
          9.25%, 12/15/11. . . . . . . .               925,000           1,022,125
         Hollinger International Publishing, Inc.
          9.00%, 12/15/10. . . . . . . .             3,095,000           3,311,650
         Hollinger Participation Trust
          12.125%, 11/15/10(S) . . . . .               583,842             655,363
         Houghton Mifflin Co.
          8.25%, 2/1/11(S) . . . . . . .             1,830,000           1,930,650
          9.875%, 2/1/13(S)  . . . . . .               680,000             737,800
         Innova S de R.L.
          12.875%, 4/1/07. . . . . . . .             3,926,000           4,004,520
         Insight Communications Co., Inc.
          0.00%, 2/15/11 (e) . . . . . .             2,185,000           1,813,550
         Iridium LLC/Capital Corp.
          10.875%, 7/15/05 . . . . . . .             5,000,000             375,000
          14.00%, 7/15/05. . . . . . . .            12,000,000             900,000
         Mediacom Broadband LLC
          11.00%, 7/15/13. . . . . . . .             2,910,000           3,237,375
         PanAmSat Corp.
          8.50%, 2/1/12. . . . . . . . .             6,000,000           6,495,000
         Paxson Communications Corp.
          10.75%, 7/15/08. . . . . . . .             1,279,000           1,374,925
          0.00%, 1/15/09 (e) . . . . . .             1,230,000           1,027,050
         PEI Holdings , Inc.
          11.00%, 3/15/10(S) . . . . . .               775,000             854,437
         Primedia, Inc.
          8.875%, 5/15/11. . . . . . . .             1,210,000           1,273,525
          8.00%, 5/15/13(S)  . . . . . .             2,615,000           2,680,375
         Quebecor Media, Inc.
          11.125%, 7/15/11 . . . . . . .             2,595,000           2,971,275
         Radio One, Inc.
          8.875%, 7/1/11 . . . . . . . .               895,000             984,500
         Rogers Communications, Inc.
          8.875%, 7/15/07. . . . . . . .             1,000,000           1,030,000
         Salem Communications Corp.
          7.75%, 12/15/10. . . . . . . .               600,000             621,000
         Shaw Communications, Inc.
          8.25%, 4/11/10 . . . . . . . .             1,550,000           1,724,375
         Sinclair Broadcast Group, Inc.
          8.75%, 12/15/11. . . . . . . .               250,000             274,375
          8.00%, 3/15/12 . . . . . . . .               535,000             571,113
          8.00%, 3/15/12(S)  . . . . . .               610,000             651,175
         Time Warner Telecom, Inc.
          10.125%, 2/1/11. . . . . . . .             2,608,000           2,516,720
         Vivendi Universal
          9.25%, 4/15/10(S)  . . . . . .               550,000             625,625
         Young Broadcasting Corp.
          8.75%, 6/15/07 . . . . . . . .               680,000             690,200
          8.50%, 12/15/08. . . . . . . .               890,000             952,300
          10.00%, 3/1/11 . . . . . . . .             2,433,000           2,633,722

                                                                      ------------
                                                                        89,520,390
                                                                      ------------
         SPECIALTY STORES (0.2%)
         Rent-A-Center , Inc.
          7.50%, 5/1/10(S) . . . . . . .               935,000             981,750
         United Auto Group , Inc.
          9.625%, 3/15/12. . . . . . . .             1,023,000           1,094,610

                                                                      ------------
                                                                         2,076,360
                                                                      ------------
         TEXTILES & APPAREL (0.4%)
         Collins & Aikman Floorcoverings
          9.75%, 2/15/10 . . . . . . . .               876,000             915,420
         Interline Brands, Inc.
          11.50%, 5/15/11(S) . . . . . .             1,280,000           1,350,400
         St. John Knits International,
          Inc.
          12.50%, 7/1/09 . . . . . . . .             1,205,000           1,313,450

                                                                      ------------
                                                                         3,579,270
                                                                      ------------
          TOTAL CONSUMER DISCRETIONARY .                               193,739,601
                                                                      ------------
         CONSUMER STAPLES (3.2%)
         DRUG RETAIL (0.3%)
         Rite Aid Corp.
          11.25%, 7/1/08 . . . . . . . .             1,204,000           1,294,300
          9.50%, 2/15/11(S)  . . . . . .             1,285,000           1,381,375
          9.25%, 6/1/13(S) . . . . . . .               345,000             341,550

                                                                      ------------
                                                                         3,017,225
                                                                      ------------
         FOOD DISTRIBUTORS (0.1%)
         B&G Foods, Inc.
          9.625%, 8/1/07 . . . . . . . .               755,000             777,650
                                                                      ------------
         FOOD PRODUCTS (1.3%)
         Central Garden & Pet Co.
          9.125%, 2/1/13 . . . . . . . .               700,000             745,500
         Dean Foods Co.
          8.15%, 8/1/07. . . . . . . . .               730,000             810,300
         Del Monte Corp.
          8.625%, 12/15/12(S)  . . . . .               855,000             906,300
          Series B
          9.25%, 5/15/11 . . . . . . . .               870,000             930,900
         Dimon, Inc.
          9.625%, 10/15/11 . . . . . . .             2,185,000           2,403,500
          7.75%, 6/1/13(S) . . . . . . .               640,000             657,600
         Dole Foods Co.
          7.25%, 5/1/09. . . . . . . . .               865,000             914,737
          8.875%, 3/15/11(S)(e). . . . .               530,000             561,800
         Merisant Co.
          9.50%, 7/15/13(S)(b) . . . . .             1,405,000           1,405,000
         Swift & Co.
          10.125%, 10/1/09(S)  . . . . .             1,595,000           1,658,800

                                                                      ------------
                                                                        10,994,437
                                                                      ------------
         FOOD RETAIL (1.2%)
         Dominos, Inc.
          8.25%, 7/1/11(S) . . . . . . .             3,460,000           3,572,450
         Ingles Markets, Inc.
          8.875%, 12/1/11. . . . . . . .             1,600,000           1,610,000

EQ ADVISORS TRUST
EQ/HIGH YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2003 (Unaudited)

                                                     PRINCIPAL           VALUE
                                                        AMOUNT          (NOTE 1)
-----------------------------------------------------------------------------------
         Pathmark Stores, Inc.
          8.75%, 2/1/12. . . . . . . . .           $   785,000       $     812,475
         Roundy's, Inc.
          8.875%, 6/15/12. . . . . . . .             3,095,000           3,234,275
         Stater Brothers Holdings
          10.75%, 8/15/06. . . . . . . .               865,000             910,412

                                                                      ------------
                                                                        10,139,612
                                                                      ------------
         HOUSEHOLD PRODUCTS (0.1%)
         Johnsondiversey, Inc.
          9.625%, 5/15/12. . . . . . . .               935,000           1,044,863
                                                                      ------------
         PERSONAL PRODUCTS (0.2%)
         Playtex Products, Inc.
          9.375%, 6/1/11 . . . . . . . .             1,110,000           1,110,000
         Remington Products Co. LLC
          11.00%, 5/15/06. . . . . . . .               785,000             788,925

                                                                      ------------
                                                                         1,898,925
                                                                      ------------
          TOTAL CONSUMER STAPLES . . . .                                27,872,712
                                                                      ------------
         ENERGY (6.2%)
         INTEGRATED OIL & GAS (0.9%)
         Coastal Corp.
          7.75%, 6/15/10 . . . . . . . .               450,000             419,625
         Colorado Interstate Gas Co.
          6.85%, 6/15/37 . . . . . . . .             1,000,000           1,042,500
         Ferrellgas Partners LP
          8.75%, 6/15/12 . . . . . . . .             2,000,000           2,170,000
         Lomak Petroleum, Inc.
          8.75%, 1/15/07 . . . . . . . .             1,410,000           1,434,675
         Southern Natural Gas Co.
          8.875%, 3/15/10(S) . . . . . .             1,030,000           1,122,700
          7.35%, 2/15/31 . . . . . . . .             1,285,000           1,307,488

                                                                      ------------
                                                                         7,496,988
                                                                      ------------
         OIL & GAS DRILLING (0.5%)
         Pride Petroleum Services, Inc.
          9.375%, 5/1/07 . . . . . . . .             3,640,000           3,758,300
                                                                      ------------
         OIL & GAS EQUIPMENT & SERVICES (2.0%)
         Bluewater Finance Ltd.
          10.25%, 2/15/12(S) . . . . . .               325,000             321,750
         CMS Panhandle Holdings Corp.
          7.00%, 7/15/29 . . . . . . . .               350,000             368,375
         El Paso Corp.
          7.875%, 6/15/12(S) . . . . . .             1,500,000           1,389,375
          7.375%, 12/15/12 . . . . . . .             2,000,000           1,790,000
          7.75%, 1/15/32 . . . . . . . .             2,750,000           2,316,875
         El Paso Energy Partners LP
          8.50%, 6/1/10(S) . . . . . . .             1,000,000           1,070,000
          8.50%, 6/1/11. . . . . . . . .             1,450,000           1,551,500
         El Paso Production Holding Co.
          7.75%, 6/1/13(S) . . . . . . .             1,500,000           1,496,250
         Hanover Equipment Trust 2001 A
          8.50%, 9/1/08. . . . . . . . .             2,895,000           3,039,750
         SESI, LLC
          8.875%, 5/15/11. . . . . . . .             1,160,000           1,247,000
         Sonat, Inc.
          7.625%, 7/15/11. . . . . . . .             3,000,000           2,730,000

                                                                      ------------
                                                                        17,320,875
                                                                      ------------
         OIL & GAS EXPLORATION & PRODUCTION (1.5%)
         Bluewater Finance Ltd.
          10.25%, 2/15/12. . . . . . . .             1,650,000           1,633,500
         Chesapeake Energy Corp.
          9.00%, 8/15/12 . . . . . . . .             1,730,000           1,928,950
          7.50%, 9/15/13(S)  . . . . . .             1,100,000           1,168,750
          7.75%, 1/15/15 . . . . . . . .             1,955,000           2,086,962
         Grant Prideco , Inc.
          9.00%, 12/15/09. . . . . . . .             1,015,000           1,126,650
         Pemex Project Funding Master Trust

          7.375%, 12/15/14 . . . . . . .               500,000             547,500

         Vintage Petroleum
          8.625%, 2/1/09 . . . . . . . .           $ 1,400,000       $   1,438,500
          7.875%, 5/15/11. . . . . . . .               500,000             536,250
          8.25%, 5/1/12. . . . . . . . .             1,000,000           1,100,000
         Westport Resources Corp.
          8.25%, 11/1/11 . . . . . . . .               460,000             503,700
          8.25%, 11/1/11(S)  . . . . . .               810,000             886,950
         XTO Energy, Inc.
          6.25%, 4/15/13(S)  . . . . . .               250,000             265,625

                                                                      ------------
                                                                        13,223,337
                                                                      ------------
         OIL & GAS REFINING & MARKETING (1.3%)
         Citgo Petroleum Corp.
          11.375%, 2/1/11(S) . . . . . .             3,345,000           3,729,675
         Frontier Escrow Corp.
          8.00%, 4/15/13(S)  . . . . . .               360,000             376,200
         Frontier Oil Corp.
          11.75%, 11/15/09 . . . . . . .               695,000             764,500
         Giant Industries, Inc.
          11.00%, 5/15/12. . . . . . . .             1,885,000           1,819,025
         Pennzoil-Quaker State Co.
          10.00%, 11/1/08. . . . . . . .               650,000             797,937
         Premcor Refining Group, Inc.
          9.50%, 2/1/13. . . . . . . . .             1,000,000           1,105,000
          7.50%, 6/15/15(S)  . . . . . .               500,000             492,500
         Tesoro Petroleum Corp.
          9.625%, 11/1/08. . . . . . . .             1,135,000           1,049,875
          9.625%, 4/1/12 . . . . . . . .               895,000             818,925

                                                                      ------------
                                                                        10,953,637
                                                                      ------------
          TOTAL ENERGY . . . . . . . . .                                52,753,137
                                                                      ------------
         FINANCIALS (17.8%)
         ASSET BACKED (0.1%)
         Credit & Repackaged Securities Ltd.
          10.12%, 10/30/06+  . . . . . .             1,100,000           1,231,185
                                                                      ------------
         DIVERSIFIED FINANCIALS (8.1%)
         Arch Western Finance LLC
          6.75%, 7/1/13(S)(b)  . . . . .             1,685,000           1,727,125
         Bombardier Capital , Inc.
          7.50%, 8/15/04(b)  . . . . . .             1,550,000           1,600,375
         Calpine Canada Energy Finance ULC
          8.50%, 5/1/08. . . . . . . . .               114,000              88,920
         DirecTV Holdings LLC
          8.375%, 3/15/13(S) . . . . . .             2,510,000           2,798,650
         Equistar Chemicals Funding
          10.125%, 9/1/08. . . . . . . .             4,815,000           4,959,450
         Finova Group, Inc.
          7.50%, 11/15/09. . . . . . . .             9,526,000           4,143,810
         H&E Equipment Services LLC
          11.125%, 6/15/12 . . . . . . .             3,070,000           2,701,600
         HLI Operating Co., Inc.
          10.50%, 6/15/10(S) . . . . . .             1,995,000           2,094,750
         MDP Acquisitions plc
          9.625%, 10/1/12. . . . . . . .             2,805,000           3,099,525
         Mizuho JGB Investment LLC
          9.87%, 12/31/49(b) . . . . . .             2,000,000           2,107,502
         Moore North America Finance, Inc.
          7.875%, 1/15/11(S) . . . . . .             1,500,000           1,563,750
         Morgan Stanley TRACERS
          8.23%, 5/1/12(S) . . . . . . .             4,925,000           5,429,665
         Panhandle Holding Co.
          6.50%, 7/15/09 . . . . . . . .               350,000             386,750
         PTC International Finance II
          S.A.
          11.25%, 12/1/09. . . . . . . .             2,718,000           3,071,340
         Qwest Capital Funding, Inc.
          7.25%, 2/15/11 . . . . . . . .             4,032,000           3,306,240
         RH Donnelley Finance Corp. I
          8.875%, 12/15/10(S)  . . . . .               250,000             276,250
          10.875%, 12/15/12(S) . . . . .             2,745,000           3,197,925

EQ ADVISORS TRUST
EQ/HIGH YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2003 (Unaudited)

                                                     PRINCIPAL           VALUE
                                                      AMOUNT            (NOTE 1)
-----------------------------------------------------------------------------------
         Sprint Capital Corp.
          8.375%, 3/15/12. . . . . . . .           $ 7,450,000        $  8,920,012
         Tokai Preferred Capital Co. LLC
          9.98%, 12/29/49(b) . . . . . .               730,000             775,477
         Target Return Index
          Securities Trust
          8.66%, 5/15/13(S)  . . . . . .            11,948,573          12,859,652
         Trump Casino Holdings & Funding
          11.625%, 3/15/10(S)  . . . . .             1,445,000           1,379,975
         Western Financial Bank- FSB
          9.625%, 5/15/12. . . . . . . .             1,360,000           1,468,800
         Williams Scotsman, Inc.
          9.875%, 6/1/07 . . . . . . . .             1,208,000           1,183,840

                                                                      ------------
                                                                        69,141,383
                                                                      ------------
         FOREIGN GOVERNMENT (5.3%)
         Federative Republic of Brazil
          11.625%, 4/15/04 . . . . . . .             1,000,000           1,063,500
          2.125%, 4/15/06. . . . . . . .             2,664,000           2,517,480
          2.125%, 4/15/06. . . . . . . .             3,456,000           3,267,994
          11.00%, 1/11/12. . . . . . . .               400,000             398,000
          8.00%, 4/15/14 . . . . . . . .             6,434,117           5,613,767
          10.125%, 5/15/27 . . . . . . .               500,000             427,500
         Government of Costa Rica
          8.05%, 1/31/13 . . . . . . . .               470,000             504,075
         Republic of Colombia
          7.625%, 2/15/07. . . . . . . .               450,000             482,625
          10.00%, 1/23/12. . . . . . . .             1,345,000           1,506,400
          10.75%, 1/15/13. . . . . . . .               450,000             526,500
          11.75%, 2/25/20. . . . . . . .             3,000,000           3,720,000
          10.375%, 1/28/33 . . . . . . .             1,150,000           1,322,500
         Republic of Panama
          9.625%, 2/8/11 . . . . . . . .             1,000,000           1,160,000
          9.375%, 7/23/12. . . . . . . .             1,375,000           1,595,000
          5.00%, 7/17/14 . . . . . . . .             1,277,760           1,149,984
          10.75%, 5/15/20. . . . . . . .               275,000             338,937
          8.875%, 9/30/27. . . . . . . .             2,350,000           2,549,750
          8.875%, 9/30/27. . . . . . . .               250,000             272,500
         Republic of Peru
          9.125%, 1/15/08. . . . . . . .               800,000             868,000
          9.125%, 2/21/12. . . . . . . .             4,750,000           5,063,500
          4.50%, 3/7/17 (e). . . . . . .             1,500,000           1,140,000
         Russian Federation
          5.00%, 3/31/30(e). . . . . . .             2,950,000           2,861,500
          5.00%, 3/31/30(S)(b)(e). . . .             3,950,000           3,831,500
         Ukraine Government
          11.00%, 3/15/07. . . . . . . .               929,604           1,021,635
         United Mexican States
          8.375%, 1/14/11. . . . . . . .             1,000,000           1,207,450
          6.375%, 1/16/13. . . . . . . .               800,000             848,000

                                                                      ------------
                                                                        45,258,097
                                                                      ------------
         INSURANCE (1.2%)
         Crum & Forster
          10.375%, 6/15/13(S)  . . . . .               945,000             956,813
         Fairfax Financial Holdings Ltd.
          8.25%, 10/1/15 . . . . . . . .               263,000             238,015
          7.375%, 4/15/18. . . . . . . .               453,000             396,375
          7.75%, 7/15/37 . . . . . . . .               453,000             376,556
         Markel Capital Trust I,
          Series B
          8.71%, 1/1/46. . . . . . . . .             1,655,000           1,730,736
         Nationwide CSN Trust
          9.875%, 2/15/25(S) . . . . . .             3,000,000           3,434,973
         PXRE Capital Trust I
          8.85%, 2/1/27. . . . . . . . .             1,402,000           1,247,780
         Royal & Sun Alliance Insurance
          Group plc
          8.95%, 10/15/29. . . . . . . .             1,970,000           1,852,803

                                                                      ------------
                                                                        10,234,051
                                                                      ------------
         REAL ESTATE (3.1%)
         CBRE Escrow , Inc.
          9.75%, 5/15/10(S)  . . . . . .               565,000             593,956
         Choctaw Resort Development
          Enterprise
          9.25%, 4/1/09. . . . . . . . .               800,000             863,000
         Corrections Corp. of America
          9.875%, 5/1/09 . . . . . . . .             1,140,000           1,272,525
          7.50%, 5/1/11. . . . . . . . .               250,000             261,250
         Felcor Lodging LP
          9.50%, 9/15/08 . . . . . . . .             1,186,000           1,224,545
          8.50%, 6/1/11. . . . . . . . .               254,000             255,905
         Forest City Enterprises , Inc.
          7.625%, 6/1/15 . . . . . . . .             1,650,000           1,730,437
         Host Marriott LP (REIT)
          8.375%, 2/15/06. . . . . . . .               400,000             414,000
          9.50%, 1/15/07 . . . . . . . .             3,765,000           4,047,375
          Series G
          9.25%, 10/1/07 . . . . . . . .               550,000             591,250
         Istar Financial, Inc.
          7.00%, 3/15/08 . . . . . . . .               915,000             957,781
          8.75%, 8/15/08 . . . . . . . .             1,325,000           1,444,250
         La Quinta Properties
          8.875%, 3/15/11(S) . . . . . .             1,655,000           1,762,575
         LNR Property Corp.
          9.375%, 3/15/08. . . . . . . .               750,000             788,438
          10.50%, 1/15/09. . . . . . . .             2,175,000           2,332,687
          7.625%, 7/15/13(S) . . . . . .               965,000             965,000
         Meristar Hospitality Finance Corp. (REIT)
          10.50%, 6/15/09. . . . . . . .               903,000             923,318
          9.125%, 1/15/11. . . . . . . .               380,000             372,400
         Universal City Development
          11.75%, 4/1/10(S)  . . . . . .             2,775,000           3,045,562
         Ventas Realty LP Capital Corp. (REIT)
          8.75%, 5/1/09. . . . . . . . .             1,850,000           1,998,000
          9.00%, 5/1/12. . . . . . . . .               825,000             899,250

                                                                      ------------
                                                                        26,743,504
                                                                      ------------
          TOTAL FINANCIALS . . . . . . .                               152,608,220
                                                                      ------------
         HEALTH CARE (4.3%)
         HEALTH CARE EQUIPMENT & SERVICES (4.3%)
         Advanced Medical Optics, Inc.
          9.25%, 7/15/10 . . . . . . . .               850,000             922,250
         Alaris Medical, Inc.
          7.25%, 7/1/11. . . . . . . . .             1,000,000           1,012,500
         Alliance Imaging, Inc.
          10.375%, 4/15/11 . . . . . . .             1,780,000           1,860,100
         Beverly Enterprises, Inc.
          9.00%, 2/15/06 . . . . . . . .             2,350,000           2,297,125
         Concentra Operating Corp.
          13.00%, 8/15/09. . . . . . . .             1,791,000           1,943,235
         Extendicare Health Services,
          Inc.
          9.50%, 7/1/10. . . . . . . . .             3,000,000           3,150,000
         Fresenius Medical Care Capital
          Tranche V
          7.375%, 6/15/11. . . . . . . .             1,000,000           1,182,807
         Hanger Orthopedic Group , Inc.
          10.375%, 2/15/09 . . . . . . .             1,565,000           1,729,325
         HCA Healthcare, Inc.
          7.875%, 2/1/11 . . . . . . . .             1,200,000           1,343,890
         HEALTHSOUTH Corp.
          8.50%, 2/1/08. . . . . . . . .               630,000             494,550
          8.375%, 10/1/11. . . . . . . .             1,900,000           1,491,500
         Iasis Healthcare Corp.
          13.00%, 10/15/09 . . . . . . .             1,335,000           1,481,850
         Omnicare, Inc.
          8.125%, 3/15/11. . . . . . . .               755,000             819,175
          6.125%, 6/1/13 . . . . . . . .             2,000,000           2,040,000

EQ ADVISORS TRUST
EQ/HIGH YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2003 (Unaudited)

                                                     PRINCIPAL           VALUE
                                                      AMOUNT            (NOTE 1)
-----------------------------------------------------------------------------------
         Pacificare Health Systems, Inc.
          10.75%, 6/1/09 . . . . . . . .           $ 4,940,000        $  5,668,650
         Psychiatric Solutions, Inc.
          10.625%, 6/15/13(S)  . . . . .             1,575,000           1,622,250
         Rotech Healthcare , Inc.
          9.50%, 4/1/12. . . . . . . . .             1,775,000           1,823,812
         Stewart Enterprises, Inc.
          10.75%, 7/1/08 . . . . . . . .             1,118,000           1,246,570
         Triad Hospitals, Inc.
          11.00%, 5/15/09. . . . . . . .               780,000             859,950
          Series B
          8.75%, 5/1/09. . . . . . . . .             1,698,000           1,806,247
         Vanguard Health Systems
          9.75%, 8/1/11. . . . . . . . .             1,905,000           1,895,475

                                                                      ------------
          TOTAL HEALTH CARE  . . . . . .                                36,691,261
                                                                      ------------
         INDUSTRIALS (9.5%)
         AEROSPACE & DEFENSE (0.7%)
         Hexcel Corp.
          9.875%, 10/1/08(S) . . . . . .               360,000             396,000
         K & F Industries
          9.625%, 12/15/10 . . . . . . .               755,000             838,050
         L-3 Communications Corp.
          6.125%, 7/15/13(S) . . . . . .             3,200,000           3,232,000
         Sequa Corp.
          8.875%, 4/1/08 . . . . . . . .               100,000             104,500
          9.00%, 8/1/09. . . . . . . . .               998,000           1,057,880
         Titan Corp.
          8.00%, 5/15/11(S)  . . . . . .               475,000             503,500

                                                                      ------------
                                                                         6,131,930
                                                                      ------------
         AIRLINES (0.4%)
         Dunlop Standard Aerospace
          Holdings plc
          11.875%, 5/15/09 . . . . . . .             1,640,000           1,763,000
         United Air Lines, Inc.,
          Series 00-1
          7.73%, 7/1/10. . . . . . . . .             1,300,000           1,025,297
          7.783%, 1/1/14 . . . . . . . .               846,318             675,286

                                                                      ------------
                                                                         3,463,583
                                                                      ------------
         BUILDING PRODUCTS (0.5%)
         Building Materials Corp.
          8.00%, 10/15/07. . . . . . . .             1,000,000             946,250
         Dayton Superior Corp.
          10.75%, 9/15/08(S) . . . . . .             1,070,000           1,059,300
         William Lyon Homes, Inc.
          10.75%, 4/1/13 . . . . . . . .             1,975,000           2,098,438

                                                                      ------------
                                                                         4,103,988
                                                                      ------------
         COMMERCIAL SERVICES & SUPPLIES (3.4%)
         Alderwoods Group, Inc.
          11.00%, 1/2/07 . . . . . . . .               604,500             612,056
         Allied Waste North America
          8.875%, 4/1/08 . . . . . . . .             2,677,000           2,904,545
          8.50%, 12/1/08 . . . . . . . .             4,465,000           4,799,875
          10.00%, 8/1/09 . . . . . . . .             5,445,000           5,785,312
          9.25%, 9/1/12(S) . . . . . . .               900,000             992,250
          7.875%, 4/15/13. . . . . . . .             2,100,000           2,197,125
         Avis Group Holdings, Inc.
          11.00%, 5/1/09 . . . . . . . .             2,295,000           2,570,400
         Coinmach Corp.
          9.00%, 2/1/10. . . . . . . . .               985,000           1,053,950
         Iron Mountain, Inc.
          8.625%, 4/1/13 . . . . . . . .               830,000             888,100
          7.75%, 1/15/15 . . . . . . . .             1,415,000           1,496,363
         Mail-Well I Corp.
          9.625%, 3/15/12. . . . . . . .             1,820,000           1,915,550

         Newpark Resources, Inc.
          8.625%, 12/15/07 . . . . . . .             1,500,000           1,537,500
         Service Corp. International
          6.50%, 3/15/08 . . . . . . . .             1,456,000           1,423,240
          7.70%, 4/15/09 . . . . . . . .             1,172,000           1,195,440

                                                                      ------------
                                                                        29,371,706
                                                                      ------------
         CONSTRUCTION & ENGINEERING (0.7%)
         Beazer Homes USA, Inc.
          8.375%, 4/15/12. . . . . . . .             1,025,000           1,135,187
         MDC Holdings, Inc.
          7.00%, 12/1/12 . . . . . . . .               705,000             780,199
         Meritage Corp.
          9.75%, 6/1/11. . . . . . . . .             1,663,000           1,837,615
         Schuler Homes, Inc.
          10.50%, 7/15/11. . . . . . . .             2,005,000           2,305,750

                                                                      ------------
                                                                         6,058,751
                                                                      ------------
         ELECTRICAL EQUIPMENT (1.0%)
         FIMEP SA
          10.50%, 2/15/13(S) . . . . . .             2,570,000           2,865,550
         Kinetek, Inc.
          10.75%, 11/15/06 . . . . . . .               815,000             713,125
         Midwest Generation LLC,
          Series A
          8.30%, 7/2/09. . . . . . . . .               800,000             786,049
          Series B
          8.56%, 1/2/16. . . . . . . . .             4,700,000           4,616,857

                                                                      ------------
                                                                         8,981,581
                                                                      ------------
         INDUSTRIAL CONGLOMERATES (1.1%)
         Grey Wolf, Inc.
          8.875%, 7/1/07 . . . . . . . .               826,000             850,780
         Tyco International Group S.A.
          6.125%, 4/4/07 . . . . . . . .             2,250,000           2,654,856
          6.75%, 2/15/11 . . . . . . . .             4,100,000           4,346,000
          6.375%, 10/15/11 . . . . . . .             1,349,000           1,423,195
         Werner Holdings Co., Inc.
          10.00%, 11/15/07 . . . . . . .               388,000             395,760

                                                                      ------------
                                                                         9,670,591
                                                                      ------------
         MACHINERY (1.4%)
         Case Corp.
          6.25%, 12/1/03 . . . . . . . .             2,200,000           2,216,500
         Dresser, Inc.
          9.375%, 4/15/11. . . . . . . .             2,300,000           2,369,000
         Flowserve Corp.
          12.25%, 8/15/10. . . . . . . .             1,300,000           1,514,500
         NMHG Holding Co.
          10.00%, 5/15/09. . . . . . . .               878,000             965,800
         SPX Corp.
          7.50%, 1/1/13. . . . . . . . .             2,425,000           2,625,062
         Terex Corp.
          10.375%, 4/1/11. . . . . . . .             1,810,000           2,000,050

                                                                      ------------
                                                                        11,690,912
                                                                      ------------
         TRUCKING (0.3%)
         United Rentals, Inc.
          10.75%, 4/15/08. . . . . . . .               735,000             802,988
          10.75%, 4/15/08(S) . . . . . .               880,000             961,400
         Universal Compression, Inc.
          7.25%, 5/15/10(S)  . . . . . .               685,000             708,975

                                                                      ------------
                                                                         2,473,363
                                                                      ------------
          TOTAL INDUSTRIALS  . . . . . .                                81,946,405
                                                                      ------------
         INFORMATION TECHNOLOGY (1.9%)
         ELECTRONIC EQUIPMENT & INSTRUMENTS (0.2%)
         Flextronics International Ltd.
          9.875%, 7/1/10 . . . . . . . .               935,000           1,023,825
          6.50%, 5/15/13(S)  . . . . . .               965,000             928,813

                                                                      ------------
                                                                         1,952,638
                                                                      ------------

EQ ADVISORS TRUST
EQ/HIGH YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2003 (Unaudited)

                                                     PRINCIPAL           VALUE
                                                       AMOUNT           (NOTE 1)
-----------------------------------------------------------------------------------
         IT CONSULTING & SERVICES (0.2%)
         Cooperative Computing, Inc.

          10.50%, 6/15/11(S) . . . . . .           $ 1,400,000       $   1,435,000
                                                                      ------------
         OFFICE ELECTRONICS (0.4%)
         Danka Business Systems,  plc
          11.00%, 6/15/10(S) . . . . . .             1,635,000           1,610,475
         Xerox Corp.
          5.50%, 11/15/03. . . . . . . .             1,000,000           1,005,000
          7.125%, 6/15/10. . . . . . . .             1,100,000           1,098,625

                                                                      ------------
                                                                         3,714,100
                                                                      ------------
         SEMICONDUCTOR EQUIPMENT (0.4%)
         ON Semiconductor Corp.
          12.00%, 5/15/08. . . . . . . .             2,465,000           2,489,650
         SCG Holding Corp.
          12.00%, 8/1/09 . . . . . . . .               785,000             675,100

                                                                      ------------
                                                                         3,164,750
                                                                      ------------
         SEMICONDUCTORS (0.2%)
         Fairchild Semiconductor
          10.375%, 10/1/07 . . . . . . .             1,115,000           1,172,846
          10.50%, 2/1/09 . . . . . . . .               675,000             759,375

                                                                      ------------
                                                                         1,932,221
                                                                      ------------
         TELECOMMUNICATIONS EQUIPMENT (0.5%)
         Filtronic plc
          10.00%, 12/1/05. . . . . . . .             2,783,000           2,845,617
         Lucent Technologies, Inc.
          6.45%, 3/15/29 . . . . . . . .               800,000             548,000
         Nortel Networks Ltd.
          6.125%, 2/15/06. . . . . . . .               580,000             562,600

                                                                      ------------
                                                                         3,956,217
                                                                      ------------
          TOTAL INFORMATION TECHNOLOGY .                                16,154,926
                                                                      ------------
         MATERIALS (11.4%)
         CHEMICALS (3.4%)
         Airgas, Inc.
          9.125%, 10/1/11. . . . . . . .               883,000             982,338
         Aqua Chemicals, Inc.
          11.25%, 7/1/08 . . . . . . . .             1,835,000           1,578,100
         Avecia Group plc
          11.00%, 7/1/09 . . . . . . . .             2,815,000           2,547,575
         Equistar Chemicals LP
          8.75%, 2/15/09 . . . . . . . .               440,000             426,800
          10.625%, 5/1/11(S) . . . . . .             1,120,000           1,148,000
         FMC Corp.
          10.25%, 11/1/09. . . . . . . .               955,000           1,074,375
         Georgia Gulf Corp.
          10.375%, 11/1/07 . . . . . . .             1,776,000           1,887,000
         Hercules, Inc.
          11.125%, 11/15/07. . . . . . .             1,324,000           1,542,460
         Huntsman Advanced Materials LLC
          11.00%, 7/15/10(S) . . . . . .             1,285,000           1,336,400
         Huntsman ICI Chemicals
          10.125%, 7/1/09. . . . . . . .             3,601,000           3,456,960
         Huntsman International Holdings LLC
          (Zero Coupon), 12/31/09. . . .             2,000,000             780,000
         ISP ChemCo
          10.25%, 7/1/11 . . . . . . . .             2,100,000           2,373,000
         Lyondell Chemical Co.
          9.625%, 5/1/07 . . . . . . . .             1,728,000           1,693,440
          9.50%, 12/15/08. . . . . . . .               200,000             190,000
          9.50%, 12/15/08(S) . . . . . .               650,000             617,500
          Series B
          9.875%, 5/1/07 . . . . . . . .             1,065,000           1,043,700
         Millennium America, Inc.
          9.25%, 6/15/08 . . . . . . . .             2,650,000           2,848,750
         OM Group, Inc.
          9.25%, 12/15/11. . . . . . . .             1,200,000           1,170,000

         Resolution Performance
          9.50%, 4/15/10 . . . . . . . .               120,000             124,800
          13.50%, 11/15/10 . . . . . . .             2,591,000           2,591,000

                                                                      ------------
                                                                        29,412,198
                                                                      ------------
         CONSTRUCTION MATERIALS (0.4%)
         Associated Materials, Inc.
          9.75%, 4/15/12 . . . . . . . .               555,000             605,644
         Building Materials Corp.
          8.00%, 12/1/08 . . . . . . . .             1,300,000           1,202,500
         Gerdau AmeriSteel Corp.
          10.375%, 7/15/11(S)  . . . . .               960,000             938,400
         Western Gas Resources, Inc.
          10.00%, 6/15/09. . . . . . . .               750,000             817,500

                                                                      ------------
                                                                         3,564,044
                                                                      ------------
         CONTAINERS & PACKAGING (3.8%)
         Amtrol Acquisition, Inc.
          10.625%, 12/31/06. . . . . . .             1,723,000             967,034
         Anchor Glass Container Corp.
          11.00%, 2/15/13(S) . . . . . .             1,215,000           1,327,387
         Berry Plastics Corp.
          10.75%, 7/15/12. . . . . . . .             1,550,000           1,705,000
         Constar International , Inc.
          11.00%, 12/1/12. . . . . . . .               670,000             723,600
         Crown European Holdings S.A.
          9.50%, 3/1/11(S) . . . . . . .             3,370,000           3,639,600
          10.875%, 3/1/13(S) . . . . . .             1,250,000           1,362,500
         Graham Packaging Co., Inc.
          8.75%, 1/15/08(S)  . . . . . .             1,025,000           1,019,875
         Graphic Packaging International Corp.
          8.625%, 2/15/12. . . . . . . .               655,000             668,100
         Greif Brothers Corp.
          8.875%, 8/1/12 . . . . . . . .             1,725,000           1,854,375
         Owens-Brockway Glass Containers
          8.875%, 2/15/09. . . . . . . .             2,615,000           2,837,275
          7.75%, 5/15/11(S)  . . . . . .               400,000             423,000
          8.75%, 11/15/12. . . . . . . .             2,200,000           2,387,000
          8.25%, 5/15/13(S)  . . . . . .             1,260,000           1,316,700
         Plastipak Holdings, Inc.
          10.75%, 9/1/11 . . . . . . . .             1,205,000           1,289,350
         Pliant Corp.
          11.125%, 9/1/09(S) . . . . . .               515,000             547,188
          13.00%, 6/1/10 . . . . . . . .             1,730,000           1,626,200
         Riverwood International Corp.
          10.625%, 8/1/07. . . . . . . .             1,953,000           2,026,237
         Russell-Stanley Holdings, Inc.
          9.00%, 11/30/08(S) . . . . . .             1,529,060           1,146,795
         Silgan Holdings, Inc.
          9.00%, 6/1/09. . . . . . . . .               893,000             924,255
         Smurfit-Stone Container Corp.
          8.25%, 10/1/12 . . . . . . . .               130,000             139,425
         Stone Container Corp.
          11.50%, 8/15/06(S) . . . . . .             1,900,000           2,028,250
          9.25%, 2/1/08. . . . . . . . .               915,000             997,350
          9.75%, 2/1/11. . . . . . . . .             1,323,000           1,448,685

                                                                      ------------
                                                                        32,405,181
                                                                      ------------
         METALS & MINING (1.6%)
         AK Steel Corp.
          7.875%, 2/15/09. . . . . . . .             2,345,000           1,993,250
         Century Aluminum Co.
          11.75%, 4/15/08. . . . . . . .               400,000             408,000
         Compass Minerals Group, Inc.
          10.00%, 8/15/11. . . . . . . .               875,000             980,000
         FastenTech, Inc.
          11.50%, 5/1/11(S)  . . . . . .             1,765,000           1,773,825
         Freeport-McMoran Copper
          & Gold, Inc.
          10.125%, 2/1/10. . . . . . . .             1,170,000           1,307,475

EQ ADVISORS TRUST
EQ/HIGH YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2003 (Unaudited)

                                                     PRINCIPAL           VALUE
                                                      AMOUNT            (NOTE 1)
-----------------------------------------------------------------------------------
         Jorgensen (Earle M.) Co.
          9.75%, 6/1/12. . . . . . . . .           $   918,000       $     973,080
         ORMET, Corp.
          11.00%, 8/15/08(S) . . . . . .             2,500,000             850,000
         Peabody Energy Corp.
          6.875%, 3/15/13(S) . . . . . .             1,150,000           1,204,625
         Steel Dynamics, Inc.
          9.50%, 3/15/09 . . . . . . . .               790,000             827,525
         Trimas Corp.
          9.875%, 6/15/12. . . . . . . .             1,710,000           1,752,750
          9.875%, 6/15/12(S) . . . . . .               540,000             553,500
         United States Steel LLC
          10.75%, 8/1/08 . . . . . . . .               930,000             976,500

                                                                      ------------
                                                                        13,600,530
                                                                      ------------
         PAPER & FOREST PRODUCTS (2.2%)
         Abitibi-Consolidated, Inc.
          8.55%, 8/1/10. . . . . . . . .             1,000,000           1,120,158
          8.85%, 8/1/30. . . . . . . . .             1,850,000           1,965,699
         Crown Paper Co.
          11.00%, 9/1/05 . . . . . . . .             5,735,000                  --
         Doman Industries, Ltd.
          12.00%, 7/1/04 . . . . . . . .               780,000             799,500
         Fort James Corp.
          6.70%, 11/15/03. . . . . . . .             1,610,000           1,622,075
         Georgia-Pacific Corp.
          9.375%, 2/1/13(S)  . . . . . .             2,505,000           2,761,763
          9.875%, 11/1/21. . . . . . . .             1,140,000           1,151,400
          9.625%, 3/15/22. . . . . . . .             1,100,000           1,089,000
          9.50%, 5/15/22 . . . . . . . .               700,000             689,500
          9.125%, 7/1/22 . . . . . . . .               450,000             434,250
          8.125%, 6/15/23. . . . . . . .             1,000,000             910,000
          8.875%, 5/15/31. . . . . . . .             2,300,000           2,254,000
         JSG Funding plc
          10.125%, 10/1/12(b). . . . . .             1,350,000           1,674,303
         Norske Skog Canada Ltd.
          8.625%, 6/15/11. . . . . . . .               740,000             773,300
          8.625%, 6/15/11(S) . . . . . .               715,000             747,175
         Tembec Industries, Inc.
          8.625%, 6/30/09. . . . . . . .               850,000             839,375
          8.50%, 2/1/11. . . . . . . . .               410,000             405,900

                                                                      ------------
                                                                        19,237,398
                                                                      ------------
          TOTAL MATERIALS  . . . . . . .                                98,219,351
                                                                      ------------
         TELECOMMUNICATION SERVICES (7.6%)
         DIVERSIFIED TELECOMMUNICATION SERVICES (3.7%)
         AT&T Corp.
          8.00%, 11/15/31(e) . . . . . .             1,900,000           2,154,389
         Fairpoint Communications
          11.875%, 3/1/10(S) . . . . . .               650,000             754,000
          12.50%, 5/1/10 . . . . . . . .               545,000             577,700
         GCI, Inc.
          9.75%, 8/1/07. . . . . . . . .               893,000             908,628
         Insight Midwest LP/Insight Capital
          9.75%, 10/1/09 . . . . . . . .               125,000             132,107
          9.75%, 10/1/09(S)  . . . . . .             2,550,000           2,696,625
          10.50%, 11/1/10. . . . . . . .             1,200,000           1,317,000
         Qwest Corp.
          7.625%, 6/5/07+  . . . . . . .             1,500,000           1,483,623
          7.25%, 6/5/10+ . . . . . . . .             3,000,000           3,003,597
          8.875%, 3/15/12(S) . . . . . .             3,660,000           4,090,050
          6.875%, 9/15/33. . . . . . . .             1,500,000           1,380,000
         Qwest Services Corp.
          13.50%, 12/15/10(S)  . . . . .             5,822,000           6,578,860
         Tritel PCS, Inc.
          12.75%, 5/15/09 (e). . . . . .             2,400,000           2,496,000
          10.375%, 1/15/11 (e) . . . . .             1,565,000           1,913,213
         TSI Telecommunication Services, Inc.
          12.75%, 2/1/09 . . . . . . . .               450,000             445,500

         WorldCom, Inc.
          7.50%, 5/15/11 . . . . . . . .             6,495,000           1,916,025

                                                                      ------------
                                                                        31,847,397
                                                                      ------------
         WIRELESS TELECOMMUNICATION SERVICES (3.9%)
         Crown Castle International Corp.
          10.75%, 8/1/11 . . . . . . . .             1,450,000           1,580,500
         Dobson / Sygnet Communication
          12.25%, 12/15/08 . . . . . . .             2,398,000           2,565,860
         MobiFon Holdings BV
          12.50%, 7/31/10(S) . . . . . .             2,030,000           2,106,125
         Mobile Telesystems Finance S.A.
          9.75%, 1/30/08(S)  . . . . . .               900,000             978,750
         Nextel Communications, Inc.
          0.00%, 9/15/07 (e) . . . . . .             2,771,000           2,861,058
          0.00%, 6/30/08+(e) . . . . . .             1,990,000           1,951,575
          5.438%, 12/31/08+(e) . . . . .             1,990,000           1,951,575
         Nextel Partners, Inc.
          11.00%, 3/15/10. . . . . . . .             1,845,000           1,992,600
          8.125%, 7/1/11(S)  . . . . . .             4,135,000           4,124,663
         Rogers Cantel, Inc.
          9.375%, 6/1/08 . . . . . . . .             2,550,000           2,658,375
         Rural Cellular Corp.
          9.75%, 1/15/10 . . . . . . . .             3,195,000           2,827,575
         TeleCorp PCS, Inc.
          10.625%, 7/15/10 . . . . . . .             2,674,000           3,228,855
         Telus Corp.
          7.50%, 6/1/07. . . . . . . . .             1,200,000           1,338,000
         Triton PCS, Inc.
          8.75%, 11/15/11. . . . . . . .             1,578,000           1,574,055
          8.50%, 6/1/13(S) . . . . . . .             1,505,000           1,617,875
         Voicestream Wireless Corp.
          10.375%, 11/15/09. . . . . . .               300,000             348,750

                                                                      ------------
                                                                        33,706,191
                                                                      ------------

          TOTAL TELECOMMUNICATION                                       65,553,588
           SERVICES  . . . . . . . . . .                              ------------
         UTILITIES (7.2%)
         ELECTRIC UTILITIES (4.3%)
         AES Corp.
          10.00%, 7/15/05(S) . . . . . .             1,025,000           1,063,437
          8.75%, 5/15/13(S)  . . . . . .             3,240,000           3,369,600
          9.00%, 5/15/15(S)  . . . . . .               580,000             606,100
         AES Ironwood LLC
          8.857%, 11/30/25 . . . . . . .             1,971,788           2,053,124
         Allegheny Energy , Inc.
          7.75%, 8/1/05. . . . . . . . .             2,125,000           2,125,000
         BRL Universal Equipment
          8.875%, 2/15/08. . . . . . . .               900,000             976,500
         Calpine Corp.
          8.75%, 7/15/07 . . . . . . . .             1,800,000           1,471,500
         CMS Energy Corp.
          7.625%, 11/15/04 . . . . . . .               525,000             532,875
          7.00%, 1/15/05 . . . . . . . .             2,025,000           1,992,094
          7.50%, 1/15/09 . . . . . . . .               900,000             889,875
         Commonwealth Edison Co.
          5.875%, 8/28/07+ . . . . . . .               613,833             614,217
         Edison International
          6.875%, 9/15/04. . . . . . . .             1,000,000           1,005,000
         Ipalco Enterprises, Inc.
          7.375%, 11/14/08 (e) . . . . .             1,200,000           1,314,000
          7.625%, 11/14/11 . . . . . . .               800,000             876,000
         PG&E Corp.
          6.875%, 7/15/08(S) . . . . . .             1,825,000           1,825,000
         Pinnacle Partners
          8.83%, 8/15/04(S)  . . . . . .             3,200,000           3,320,000

-

EQ ADVISORS TRUST
EQ/HIGH YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2003 (Unaudited)

                                                    PRINCIPAL          VALUE
                                                     AMOUNT           (NOTE 1)
--------------------------------------------------------------------------------

         PSEG Energy Holdings, Inc.
          7.75%, 4/16/07(S)  . . . . . .           $   400,000     $     423,000
          8.625%, 2/15/08. . . . . . . .             1,250,000         1,343,750
          8.50%, 6/15/11 . . . . . . . .             2,080,000         2,236,000
         Reliant Energy Resources, Inc.
          7.75%, 2/15/11 . . . . . . . .             1,850,000         2,108,247
         Southern California Edison Co.
          8.00%, 2/15/07(S)  . . . . . .             2,050,000         2,247,312
         Teco Energy, Inc.
          7.50%, 6/15/10 . . . . . . . .             2,000,000         2,040,000
         Tucson Electric Power Co.
          0.00%, 10/25/07+(e). . . . . .             1,000,000         1,007,951
         TXU Energy Co.
          7.00%, 3/15/13(S)  . . . . . .               725,000           802,380
          Series C
          6.375%, 1/1/08 . . . . . . . .               350,000           373,188

                                                                    ------------
                                                                      36,616,150
                                                                    ------------
         GAS UTILITIES (0.7%)
         CenterPoint Energy Resources Corp.
          8.125%, 7/15/05. . . . . . . .               300,000           324,952
          6.50%, 2/1/08. . . . . . . . .               500,000           536,234
          7.875%, 4/1/13(S)  . . . . . .             1,650,000         1,897,903
         Noram Energy Corp.
          6.375%, 11/1/13. . . . . . . .             1,250,000         1,262,500
         Northwest Pipeline Corp.
          8.125%, 3/1/10 . . . . . . . .               940,000         1,010,500
         SEMCO Energy, Inc.
          7.125%, 5/15/08(S) . . . . . .               320,000           334,400
          7.75%, 5/15/13(S)  . . . . . .               600,000           639,000
         Transcontinental Gas Pipe Line Corp.
          8.875%, 7/15/12. . . . . . . .               220,000           248,600

                                                                    ------------
                                                                       6,254,089
                                                                    ------------
         MULTI - UTILITIES (2.1%)
         South Point Energy Center
          LLC/Broad River Energy
          8.40%, 5/30/12(S)  . . . . . .             2,877,644         2,863,256
         Williams Cos., Inc.
          9.25%, 3/15/04 . . . . . . . .             2,550,000         2,613,750
          8.625%, 6/1/10 . . . . . . . .             6,310,000         6,593,950
          7.875%, 9/1/21 . . . . . . . .             2,550,000         2,486,250
          7.50%, 1/15/31 . . . . . . . .               550,000           519,750
          8.75%, 3/15/32 . . . . . . . .             2,500,000         2,600,000

                                                                    ------------
                                                                      17,676,956
                                                                    ------------
         WATER UTILITIES (0.1%)
         National Waterworks, Inc.
          10.50%, 12/1/12. . . . . . . .             1,090,000         1,205,813
                                                                    ------------
          TOTAL UTILITIES  . . . . . . .                              61,753,008
                                                                    ------------
         TOTAL LONG-TERM DEBT SECURITIES
          (91.7%)
          (Cost $755,944,185). . . . . .                             787,292,209
                                                                    ------------
                                                     NUMBER OF
                                                       SHARES
                                                    -----------

         COMMON STOCKS:
         MATERIALS (0.0%)
         CONTAINERS & PACKAGING (0.0%)
         Russell-Stanley Holdings, Inc.*               200,000                --
                                                                    ------------


         TELECOMMUNICATION SERVICES (0.0%)
         DIVERSIFIED TELECOMMUNICATION SERVICES (0.0%)
         RCN Corp.*. . . . . . . . . . .                 1,867      $      3,696
         Versatel Telecom International
          N.V.*. . . . . . . . . . . . .                92,251           119,709

                                                                    ------------
         TOTAL COMMON STOCKS (0.0%)
          (Cost $--) . . . . . . . . . .                                 123,405
                                                                    ------------

         PREFERRED STOCKS:
         CONSUMER DISCRETIONARY (0.9%)
         MEDIA (0.9%)
         CSC Holdings, Inc.,
          Series H, 11.75% . . . . . . .                19,210         1,973,828
          Series M, 11.125%. . . . . . .                40,782         4,180,155
         Paxson Communications Corp.,
          14.25% . . . . . . . . . . . .                   110         1,083,500

                                                                    ------------
          TOTAL CONSUMER DISCRETIONARY .                               7,237,483
                                                                    ------------
         FINANCIALS (0.6%)
         BANKS (0.2%)
         Riggs Capital Trust II,
          Series C,                                  1,900,000
          8.875% . . . . . . . . . . . .                               1,852,500
                                                                    ------------
         DIVERSIFIED FINANCIALS (0.1%)
         Sinclair Capital, 11.625% . . .                 4,300           452,575
                                                                    ------------
         REAL ESTATE (0.3%)
         Sovereign (REIT), 12.00%(S) . .                 2,005         2,907,250
                                                                    ------------
          TOTAL FINANCIALS . . . . . . .                               5,212,325
                                                                    ------------
         HEALTH CARE (0.2%)
         HEALTH CARE EQUIPMENT & SERVICES (0.2%)

         Fresenius Medical Care Capital              1,870,000         1,972,850
          Tranche IV, 7.875% . . . . . .                            ------------
         MATERIALS (0.1%)
         CHEMICALS (0.1%)
         Avecia Group plc, 16.00%. . . .                46,155           692,325
                                                                    ------------
         TELECOMMUNICATION SERVICES (0.4%)
         WIRELESS TELECOMMUNICATION SERVICES (0.4%)

         Nextel Communications, Inc.,                    3,055         3,253,575
          Series E, 11.125%. . . . . . .                            ------------
         TOTAL PREFERRED STOCKS (2.2%)
          (Cost $16,546,955) . . . . . .                              18,368,558
                                                                    ------------
                                                     NUMBER OF
                                                      WARRANTS
                                                    -----------

         WARRANTS:
         CONSUMER DISCRETIONARY (0.0%)
         CATALOG RETAIL(0.0%)

         Jostens, Inc., Class E,                         4,000           330,000
          expiring 1/15/10*. . . . . . .                            ------------
         MATERIALS (0.0%)
         CONTAINERS & PACKAGING(0.0%)

         Pliant Corp., expiring                            200               200
          06/01/10*(S) . . . . . . . . .                            ------------

EQ ADVISORS TRUST
EQ/HIGH YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2003 (Unaudited)

                                                   NUMBER OF            VALUE
                                                   WARRANTS            (NOTE 1)
--------------------------------------------------------------------------------

       TELECOMMUNICATION SERVICES (0.0%)
       DIVERSIFIED TELECOMMUNICATION SERVICES(0.0%)

       Versatel Telecom BV,                           92,251        $      9,534
        expiring 10/10/04* . . . . . .                              ------------
       TOTAL WARRANTS (0.0%)
        (Cost $25,000) . . . . . . . .                                   339,734
                                                                    ------------
                                                   PRINCIPAL
                                                    AMOUNT
                                                  -----------

       CONVERTIBLE BONDS:
       HEALTH CARE (0.2%)
       HEALTH CARE EQUIPMENT & SERVICES (0.2%)

       Total Renal Care DVA,                     $ 1,800,000           1,892,250
        7.00%, 5/15/09 . . . . . . . .                              ------------
       TELECOMMUNICATION SERVICES (0.1%)
       WIRELESS TELECOMMUNICATION SERVICES (0.1%)

       Rogers Communications, Inc.,                1,100,000             996,875
        2.00%, 11/26/05. . . . . . . .                              ------------
       TOTAL CONVERTIBLE BONDS (0.3%)
        (Cost $2,625,681). . . . . . .                                 2,889,125
                                                                    ------------

       SHORT-TERM DEBT SECURITIES:
       COMMERCIAL PAPER (1.1%)
       Danske Corp.
        1.01%, 9/10/03 . . . . . . . .               900,000             898,191
        1.01%, 9/19/03 . . . . . . . .               700,000             698,411
       HBOS Treasury Services
        1.02%, 8/4/03. . . . . . . . .             1,800,000           1,798,218
        TXU Corp.
        5.52%, 8/16/03 . . . . . . . .             3,900,000           3,900,000
       Westpac Trust
        0.64%, 8/27/03 . . . . . . . .             2,100,000           2,097,753
                                                                    ------------
        TOTAL COMMERCIAL PAPER . . . .                                 9,392,573
                                                                    ------------
       TIME DEPOSIT (0.2%)
       J.P. Morgan Chase Nassau,
        0.58%, 7/1/03. . . . . . . . .             1,947,653           1,947,653
                                                                    ------------

       U.S. GOVERNMENT AGENCIES (2.3%)
       Federal Home Loan Bank
        (Discount Note), 7/1/03. . . .           $11,300,000        $ 11,299,843
       Federal Home Loan Mortgage Corp.
        (Discount Note), 8/14/03 . . .             3,500,000           3,495,905
        (Discount Note), 8/21/03 . . .             3,400,000           3,395,376
        (Discount Note), 10/30/03. . .             1,100,000           1,096,450
       Federal National Mortgage Association
        (Discount Note), 9/3/03. . . .               500,000             499,147
                                                                    ------------
        TOTAL U.S. GOVERNMENT AGENCIES                                19,786,721
                                                                    ------------
       TOTAL SHORT-TERM DEBT SECURITIES
        (3.6%)
        (Amortized Cost $31,126,947) .                                31,126,947
                                                                    ------------
       TOTAL INVESTMENTS (97.8%)
        (Cost/Amortized Cost $806,268,768)                           840,139,978

       OTHER ASSETS LESS LIABILITIES                                  18,380,521
        (2.2%) . . . . . . . . . . . .                              ------------
       NET ASSETS (100%) . . . . . . .                              $858,520,499
                                                                    ============

---------
* Non-income producing.
+ Securities (totaling $11,243,723 or 1.3% of net assets) valued at fair value.
(S)
  Securities exempt from registration under Rule 144A of the Securities
  Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2003, these securities amounted to $183,051,819 or 21.3% of net assets.
(b) Illiquid Security.
(e) Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2003. Maturity date disclosed is the ultimate maturity date.

    Glossary:
    REIT-- Real Estate Investment Trust

--------------------------------------------------------------------------------

At June 30, 2003 the Portfolio had outstanding foreign currency contracts to sell foreign currencies as follows: (Note 1)

                                             LOCAL
                                            CONTRACT    COST ON      U.S. $
                                             AMOUNT   ORIGINATION   CURRENT      UNREALIZED
                                            (000'S)      DATE        VALUE      APPRECIATION
                                            -------------------------------------------------
FOREIGN CURRENCY SELL CONTRACTS
European Union, expiring 07/30/03 . . . .    4,521     5,208,034   $5,187,104     $20,930
                                                                                  =======


Options written for the period ended June 30, 2003, were as follows:

                                                                       TOTAL          TOTAL
                                                                     NUMBER OF      PREMIUMS
                                                                     CONTRACTS      RECEIVED
                                                                    ------------  -------------
Options Outstanding -- January 1, 2003. . . . . . . . . . . . . .       119         $ 18,891
Options Written . . . . . . . . . . . . . . . . . . . . . . . . .       110           48,213
Options Terminated in Closing Purchase Transactions . . . . . . .        --               --
Options Expired . . . . . . . . . . . . . . . . . . . . . . . . .      (229)         (67,104)
Options Exercised . . . . . . . . . . . . . . . . . . . . . . . .        --               --
                                                                       ----         --------
Options Outstanding -- June 30, 2003. . . . . . . . . . . . . . .        --         $     --
                                                                       ====         ========

EQ ADVISORS TRUST
EQ/HIGH YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2003 (Unaudited)

--------------------------------------------------------------------------------

Investment security transactions for the six months ended June 30, 2003 were as follows:

COST OF PURCHASES:
Stocks and long-term
 corporate debt
 securities . . . . . .                  $422,419,006
NET PROCEEDS OF SALES
 AND REDEMPTIONS:
Stocks and long-term
 corporate debt
 securities . . . . . .                   212,230,604

As of June 30, 2003, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross
 unrealized appreciation                 $ 62,040,441
Aggregate gross
 unrealized depreciation                  (28,169,231)
                                         ------------
Net unrealized
 appreciation . . . . .                  $ 33,871,210
                                         ============
Federal income tax cost
 of investments . . . .                  $806,268,768
                                         ============


The Portfolio has a net capital loss carryforward of $377,688,962, of which $102,906,403 expires in the year 2007, $68,279,453 expires in the year 2008,
$114,524,895 expires in the year 2009, and $91,978,211 expires in the year 2010.


                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/JANUS LARGE CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2003 (Unaudited)

                                                      NUMBER OF           VALUE
                                                       SHARES            (NOTE 1)
-----------------------------------------------------------------------------------
         COMMON STOCKS:
         CONSUMER DISCRETIONARY (18.9%)
         APPAREL RETAIL (0.9%)
         TJX Cos., Inc. . . . . . . . . . . .           96,905       $   1,825,690
                                                                      ------------
         CASINOS & GAMING (1.5%)
         MGM Mirage, Inc.*. . . . . . . . . .           89,585           3,062,015
                                                                      ------------
         GENERAL MERCHANDISE STORES (1.6%)
         Costco Wholesale Corp.*. . . . . . .           93,300           3,414,780
                                                                      ------------
         HOME IMPROVEMENT RETAIL (1.2%)
         Home Depot, Inc. . . . . . . . . . .           75,440           2,498,573
                                                                      ------------
         HOTELS (1.9%)
         Hilton Hotels Corp.. . . . . . . . .          300,465           3,842,948
                                                                      ------------
         MEDIA (10.7%)
         AOL Time Warner, Inc.* . . . . . . .          204,550           3,291,209
         Cablevision Systems New York Group,
          Class A*/\. . . . . . . . . . . . .          176,975           3,674,001
         Liberty Media Corp., Class A*. . . .          616,144           7,122,625
         Metro-Goldwyn-Mayer, Inc.*/\. . . .           101,700           1,263,114
         Viacom, Inc., Class B* . . . . . . .          157,730           6,886,492

                                                                      ------------
                                                                        22,237,441
                                                                      ------------
         SPECIALTY STORES (1.1%)
         Staples, Inc.* . . . . . . . . . . .          128,560           2,359,076
                                                                      ------------
          TOTAL CONSUMER DISCRETIONARY  . . .                           39,240,523
                                                                      ------------
         CONSUMER STAPLES (4.5%)
         BEVERAGES (1.9%)
         Anheuser-Busch Cos., Inc.. . . . . .           76,665           3,913,748
                                                                      ------------
         HOUSEHOLD PRODUCTS (2.6%)
         Colgate-Palmolive Co.. . . . . . . .           62,795           3,638,971
         Procter & Gamble Co. . . . . . . . .           21,290           1,898,642

                                                                      ------------
                                                                         5,537,613
                                                                      ------------
          TOTAL CONSUMER STAPLES  . . . . . .                            9,451,361
                                                                      ------------
         ENERGY (7.1%)
         INTEGRATED OIL & GAS (3.7%)
         Exxon Mobil Corp.. . . . . . . . . .          213,805           7,677,737
                                                                      ------------
         OIL & GAS EQUIPMENT & SERVICES (1.0%)
         Halliburton Co.. . . . . . . . . . .           86,570           1,991,110
                                                                      ------------
         OIL & GAS EXPLORATION & PRODUCTION (2.4%)
         Anadarko Petroleum Corp. . . . . . .          112,895           5,020,441
                                                                      ------------
          TOTAL ENERGY  . . . . . . . . . . .                           14,689,288
                                                                      ------------
         FINANCIALS (21.8%)
         BANKS (1.5%)
         Bank of New York Co., Inc. . . . . .          109,370           3,144,387
                                                                      ------------
         DIVERSIFIED FINANCIALS (16.4%)
         American Express Co. . . . . . . . .          135,215           5,653,339
         Charles Schwab Corp. . . . . . . . .          278,175           2,806,786
         Citigroup, Inc.. . . . . . . . . . .           91,655           3,922,834
         Fannie Mae . . . . . . . . . . . . .           98,425           6,637,782
         Moody's Corp.. . . . . . . . . . . .           18,545             977,507
         Morgan Stanley . . . . . . . . . . .          158,405           6,771,814
         SLM Corp.. . . . . . . . . . . . . .          184,800           7,238,616

                                                                      ------------
                                                                        34,008,678
                                                                      ------------
         INSURANCE (3.9%)
         Allstate Corp. . . . . . . . . . . .          126,315           4,503,130
         Marsh & McLennan Cos., Inc.. . . . .           70,910           3,621,373

                                                                      ------------
                                                                         8,124,503
                                                                      ------------
          TOTAL FINANCIALS  . . . . . . . . .                           45,277,568
                                                                      ------------
         HEALTH CARE (14.2%)
         BIOTECHNOLOGY (4.6%)
         Amgen, Inc.* . . . . . . . . . . . .           74,955           4,980,010
         Genentech, Inc.* . . . . . . . . . .           63,730           4,596,208

                                                                      ------------
                                                                         9,576,218
                                                                      ------------
         HEALTH CARE EQUIPMENT & SERVICES (3.1%)
         McKesson Corp. . . . . . . . . . . .           58,225           2,080,962
         WellPoint Health Networks, Inc.* . .           52,775           4,448,932

                                                                      ------------
                                                                         6,529,894
                                                                      ------------
         PHARMACEUTICALS (6.5%)
         Forest Laboratories, Inc.* . . . . .           27,005           1,478,524
         Johnson & Johnson. . . . . . . . . .           44,970           2,324,949
         Mylan Laboratories, Inc. . . . . . .           49,255           1,712,596
         OSI Pharmaceuticals, Inc.* . . . . .           11,210             361,074
         Pfizer, Inc. . . . . . . . . . . . .          223,375           7,628,256

                                                                      ------------
                                                                        13,505,399
                                                                      ------------
          TOTAL HEALTH CARE . . . . . . . . .                           29,611,511
                                                                      ------------
         INDUSTRIALS (4.0%)
         AIRLINES (1.2%)
         Southwest Airlines Co. . . . . . . .          141,150           2,427,780
                                                                      ------------
         COMMERCIAL SERVICES & SUPPLIES (1.9%)
         Automatic Data Processing, Inc.. . .           28,360             960,270
         Weight Watchers
          International, Inc.*/\. . . . . . .           68,705           3,125,390

                                                                      ------------
                                                                         4,085,660
                                                                      ------------
         INDUSTRIAL CONGLOMERATES (0.9%)
         General Electric Co. . . . . . . . .           62,820           1,801,678
                                                                      ------------
          TOTAL INDUSTRIALS . . . . . . . . .                            8,315,118
                                                                      ------------
         INFORMATION TECHNOLOGY (23.8%)
         APPLICATION SOFTWARE (2.9%)
         Electronic Arts, Inc.* . . . . . . .           46,335           3,428,327
         Intuit, Inc.*. . . . . . . . . . . .           56,970           2,536,874

                                                                      ------------
                                                                         5,965,201
                                                                      ------------
         COMPUTER HARDWARE (1.9%)
         Dell Computer Corp.* . . . . . . . .          123,105           3,934,436
                                                                      ------------
         COMPUTER STORAGE & PERIPHERALS (1.0%)
         Lexmark International, Inc.* . . . .           28,450           2,013,407
                                                                      ------------
         ELECTRONIC EQUIPMENT & INSTRUMENTS (1.0%)
         Flextronics International Ltd.*. . .          202,265           2,101,533
                                                                      ------------
         NETWORKING EQUIPMENT (3.2%)
         Cisco Systems, Inc.* . . . . . . . .          404,210           6,746,265
                                                                      ------------
         SEMICONDUCTOR EQUIPMENT (2.0%)
         Applied Materials, Inc.* . . . . . .          263,790           4,183,709
                                                                      ------------
         SEMICONDUCTORS (2.6%)
         Linear Technology Corp.. . . . . . .          100,515           3,237,588
         Texas Instruments, Inc.. . . . . . .          121,450           2,137,520

                                                                      ------------
                                                                         5,375,108
                                                                      ------------
         SYSTEMS SOFTWARE (6.9%)
         Microsoft Corp.. . . . . . . . . . .          341,420           8,743,766
         Oracle Corp.*. . . . . . . . . . . .          218,845           2,630,517
         VERITAS Software Corp.*. . . . . . .          105,910           3,036,440

                                                                      ------------
                                                                        14,410,723
                                                                      ------------
         TELECOMMUNICATIONS EQUIPMENT (2.3%)
         Nokia OYJ  (ADR) . . . . . . . . . .          295,675           4,857,940
                                                                      ------------
          TOTAL INFORMATION TECHNOLOGY  . . .                           49,588,322
                                                                      ------------
         TOTAL COMMON STOCKS (94.3%)
          (Cost $197,845,871) . . . . . . . .                          196,173,691
                                                                      ------------
                                                     PRINCIPAL
                                                       AMOUNT
                                                     -----------

         SHORT-TERM DEBT SECURITIES:
         COMMERCIAL PAPER (6.0%)
          General Electric Capital Corp.,
          1.32%, 7/1/03 . . . . . . . . . . .        6,200,000           6,199,773

EQ ADVISORS TRUST
EQ/JANUS LARGE CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2003 (Unaudited)

                                                    PRINCIPAL            VALUE
                                                      AMOUNT            (NOTE 1)
-----------------------------------------------------------------------------------
          Prudential Funding,
          1.21%, 7/1/03 . . . . . . . . . . .      $ 6,200,000       $   6,199,791
                                                                      ------------
                                                                        12,399,564
                                                                      ------------
         SHORT TERM INVESTMENTS OF CASH COLLATERAL
          FOR  SECURITIES LOANED (2.9%)

         Nomura Securities,                          6,052,292           6,052,292
          1.29%, 7/1/03 . . . . . . . . . . .                         ------------
         TIME DEPOSIT (0.0%)

          J.P. Morgan Chase Nassau,                     68,876              68,876
          0.58%, 7/1/03 . . . . . . . . . . .                         ------------
         TOTAL SHORT-TERM DEBT SECURITIES (8.9%)
          (Amortized Cost $18,520,732). . . .                           18,520,732
                                                                      ------------
         TOTAL INVESTMENTS (103.2%)
          (Cost/Amortized Cost $216,366,603)                           214,694,423
         OTHER ASSETS LESS LIABILITIES (-3.2%)                          (6,668,935)
                                                                      ------------
         NET ASSETS (100%)  . . . . . . . . .                         $208,025,488
                                                                      ============

--------------------------------------------------------------------------------
*  Non-income producing.
/\ All, or a portion of security out on loan (See Note 1).

   Glossary:
   ADR-- American Depositary Receipt


--------------------------------------------------------------------------------
Investment security transactions for the six months ended June 30, 2003 were as follows:

COST OF PURCHASES:
Stocks and long-term
 corporate debt
 securities. . . . . .                  $ 64,724,398
NET PROCEEDS OF SALES
 AND REDEMPTIONS:
Stocks and long-term
 corporate debt
 securities. . . . . .                    37,389,550

As of June 30, 2003, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross
 unrealized
 appreciation. . . . .                  $ 12,697,792
Aggregate gross
 unrealized
 depreciation. . . . .                   (14,369,972)
                                        ------------
Net unrealized
 depreciation. . . . .                  $ (1,672,180)
                                        ============
Federal income tax cost
 of investments. . . .                  $216,366,603
                                        ============

At June 30, 2003, the Portfolio had loaned securities with a total value $5,829,815 which was secured by collateral of $6,052,292 (Note 1).

The Portfolio has a net capital loss carryforward of $45,885,184, of which $13,785,183 expires in 2009 and $32,100,001 expires in 2010.

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/J.P. MORGAN CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2003 (Unaudited)

                                                 PRINCIPAL              VALUE
                                                  AMOUNT               (NOTE 1)
-----------------------------------------------------------------------------------
         LONG-TERM DEBT SECURITIES:
         CONSUMER DISCRETIONARY (1.7%)
         AUTOMOBILES (0.6%)
         DaimlerChrysler NA Holdings Corp.
          8.50%, 1/18/31/\. . . . . . .         $   160,000       $      188,458
         Ford Motor Co.
          7.45%, 7/16/31 . . . . . . . .            515,000               471,773
         General Motors Corp.
          7.20%, 1/15/11/\. . . . . . .             845,000               851,698
          8.13%, 7/15/23 . . . . . . . .          1,070,000             1,064,757
          8.38%, 7/15/33 . . . . . . . .          3,045,000             2,990,769
         Toyota Motor Credit Corp.
          5.63%, 11/13/03. . . . . . . .          1,000,000             1,016,318

                                                                   --------------
                                                                        6,583,773
                                                                   --------------
         DEPARTMENT STORES (0.0%)
         May Department Stores Co.
          6.90%, 1/15/32/\. . . . . . .             155,000               172,445
                                                                   --------------
         HOME IMPROVEMENT RETAIL (0.0%)
         Lowe's Cos., Inc.
          6.88%, 2/15/28 . . . . . . . .            285,000               334,480
                                                                   --------------
         HOUSEHOLD DURABLES (0.1%)
         Pulte Homes, Inc.
          6.25%, 2/15/13/\. . . . . . .             190,000               210,780
          6.38%, 5/15/33/\. . . . . . .             750,000               756,467

                                                                   --------------
                                                                          967,247
                                                                   --------------
         MEDIA (1.0%)
         AOL Time Warner, Inc.
          6.75%, 4/15/11/\. . . . . . .           1,090,000             1,241,006
          7.63%, 4/15/31 . . . . . . . .            845,000               975,219
         Comcast Cable Communications, Inc.
          6.75%, 1/30/11 . . . . . . . .            485,000               556,717
         Comcast Corp.
          5.30%, 1/15/14 . . . . . . . .            150,000               154,266
         COX Communications, Inc.
          7.75%, 11/01/10. . . . . . . .            485,000               593,254
         Liberty Media Corp.
          5.70%, 5/15/13/\. . . . . . .           1,785,000             1,814,490
         News America, Inc.
          7.25%, 5/18/18 . . . . . . . .            825,000               982,671
          7.28%, 6/30/28 . . . . . . . .            490,000               555,435
         TCI Communications, Inc.
          7.88%, 8/01/13 . . . . . . . .            820,000               993,198
          8.75%, 8/01/15 . . . . . . . .            595,000               771,370
         Time Warner Entertainment LP
          8.38%, 3/15/23 . . . . . . . .            715,000               901,169
         Walt Disney Co.
          6.38%, 3/01/12 . . . . . . . .            485,000               552,834

                                                                   --------------
                                                                       10,091,629
                                                                   --------------
          TOTAL CONSUMER DISCRETIONARY .                               18,149,574
                                                                   --------------
         CONSUMER STAPLES (0.3%)
         FOOD PRODUCTS (0.1%)
         Archer-Daniels-Midland Co.
          5.94%, 10/01/32/\. . . . . . .            555,000               592,389
         ConAgra Foods, Inc.
          6.75%, 9/15/11/\. . . . . . .             445,000               520,976

                                                                   --------------
                                                                        1,113,365
                                                                   --------------
         FOOD RETAIL (0.2%)
         Kroger Co.
          6.80%, 4/01/11/\. . . . . . .             800,000               912,689
          7.50%, 4/01/31/\. . . . . . .             380,000               450,694
         Safeway, Inc.
          6.50%, 3/01/11/\. . . . . . .             860,000               959,976

                                                                   --------------
                                                                        2,323,359
                                                                   --------------
          TOTAL CONSUMER STAPLES . . . .                                3,436,724
                                                                   --------------
         ENERGY (0.8%)
         INTEGRATED OIL & GAS (0.5%)
         Amerada Hess Corp.
          7.88%, 10/01/29. . . . . . . .        $   425,000       $       517,267
          7.30%, 8/15/31/\. . . . . . .           1,405,000             1,623,920
         ConocoPhillips
          5.90%, 10/15/32/\. . . . . . .            650,000               697,480
         Norsk Hydro AS
          7.25%, 9/23/27 . . . . . . . .          1,205,000             1,498,987
         Occidental Petroleum Corp.
          4.25%, 3/15/10 . . . . . . . .            495,000               516,429

                                                                   --------------
                                                                        4,854,083
                                                                   --------------
         OIL & GAS DRILLING (0.1%)
         Transocean, Inc.
          6.63%, 4/15/11/\. . . . . . .             545,000               631,351
                                                                   --------------
         OIL & GAS EQUIPMENT & SERVICES (0.0%)
         Trans-Canada Pipelines Ltd.
          8.63%, 5/15/12 . . . . . . . .            190,000               247,905
                                                                   --------------
         OIL & GAS EXPLORATION & PRODUCTION (0.2%)
         Alberta Energy Co. Ltd.
          7.38%, 11/01/31. . . . . . . .            185,000               233,949
         Canadian Natural Resources Ltd.

          7.20%, 1/15/32 . . . . . . . .            705,000               866,268
         Lasmo USA, Inc.
          7.30%, 11/15/27. . . . . . . .            545,000               682,023

                                                                   --------------
                                                                        1,782,240
                                                                   --------------
         OIL & GAS REFINING & MARKETING (0.0%)
         Valero Energy Corp.
          6.88%, 4/15/12/\. . . . . . .             300,000               340,072
                                                                   --------------
          TOTAL ENERGY . . . . . . . . .                                7,855,651
                                                                   --------------
         FINANCIALS (83.6%)
         ASSET BACKED (13.4%)
         American Auto, Series 01-B A4
          5.37%, 6/12/08 . . . . . . . .          5,000,000             5,203,069
         American Express Credit Account
          Master Trust,
          Series 03-4 A
          1.69%, 1/15/09 . . . . . . . .            480,000               476,232
         Bank One Issuance Trust,
          Series 03-C2 C2
          2.32%, 12/15/10 (l). . . . . .          4,900,000             4,891,101
          Series 03-C3 C3
          4.77%, 2/16/16 . . . . . . . .          1,000,000               972,812
         Capital Auto Receivables Asset Trust,
          Series 03-1 A3A
          2.75%, 4/16/07 . . . . . . . .          1,500,000             1,534,330
          Series 03-2 A3B
          1.30%, 2/15/07 (l) . . . . . .          5,645,000             5,645,239
          Series 03-2 A4A
          1.96%, 1/15/09 . . . . . . . .          3,175,000             3,155,739
         Citibank Credit Card Issuance Trust,
          Series 00-A1 A1
          6.90%, 10/15/07/\. . . . . . .          4,000,000             4,450,018
          Series 03-A2 A2
          2.70%, 1/15/08 . . . . . . . .          8,000,000             8,166,698
          Series 03-A5 A5
          2.50%, 4/07/08/\. . . . . . .           9,250,000             9,378,176
          Series 03-A6 A6
          2.90%, 5/17/10 . . . . . . . .          5,500,000             5,521,911
          Series 03-C4 C4
          5.00%, 6/10/15 . . . . . . . .          2,135,000             2,102,954
         COMED Transitional Funding Trust,
          Series 98-1 A6
          5.63%, 6/25/09 . . . . . . . .          2,370,000             2,610,785

EQ ADVISORS TRUST
EQ/J.P. MORGAN CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2003 (Unaudited)

                                                 PRINCIPAL              VALUE
                                                  AMOUNT               (NOTE 1)
-----------------------------------------------------------------------------------
         DaimlerChrysler Auto Trust,
          Series 00-E A3
          6.11%, 11/08/04. . . . . . . .        $ 1,882,607       $     1,896,001
          Series 00-E A4
          6.16%, 1/08/06 . . . . . . . .          3,000,000             3,120,049
         Discover Card Master Trust I,
          Series 02-5 A
          1.23%, 5/16/07 (l) . . . . . .          3,640,000             3,638,575
         First Union - Lehman Brothers -
          Bank of America Commercial
          Mortgage Securities, Inc.,
          Series 98-C2 A2
          6.56%, 11/18/35. . . . . . . .          1,805,000             2,077,556
         Ford Credit Auto Owner Trust,
          Series 03-B A4
          2.41%, 8/15/07 . . . . . . . .         11,750,000            11,887,071
         Honda Auto Receivables Owner Trust,
          Series 03-1 A3
          1.92%, 11/20/06. . . . . . . .          4,000,000             4,032,782
          Series 03-1 A4
          2.48%, 7/18/08/\. . . . . . .           2,000,000             2,031,001
         Household Automotive Trust,
          Series 03-1 A4
          2.22%, 11/17/09. . . . . . . .          9,115,000             9,153,758
         Household Private Label Credit
          Card Master Trust,
          Series 01-2 A
          4.95%, 6/16/08 . . . . . . . .          1,845,000             1,916,755
         Long Beach Mortgage Loan Trust,
          Series 03-3 A
          1.64%, 7/25/33 (l) . . . . . .          7,500,000             7,500,886
         Master Asset Securitization Trust,
          Series 03-8 1A1
          5.50%, 9/25/33 (l) . . . . . .          7,000,000             7,074,375
         Nissan Auto Receivables Owner Trust,
          Series 01-C A3
          4.31%, 5/16/05 . . . . . . . .          2,457,246             2,484,928
         Nomura Asset Securities Corp.,
          Series 98-D6 A1B
          6.59%, 3/15/30 . . . . . . . .          2,690,000             3,107,896
         Onyx Acceptance Auto Trust,
          Series 03-B A4
          2.45%, 3/15/10 . . . . . . . .          6,750,000             6,786,400
         PECO Energy Transition Trust,
          Series 00-A A3
          7.63%, 3/01/10/\. . . . . . .           1,300,000             1,583,947
          Series 99-A A4
          5.80%, 3/01/07/\. . . . . . .             500,000               524,211
         Residential Asset Securities Corp.,
          Series 02-KS4 AIIB
          1.29%, 7/25/32 (l) . . . . . .          2,481,316             2,478,021
         Sears Credit Account Master Trust,
          Series 95-5 A
          6.05%, 1/15/08 . . . . . . . .            233,333               236,934
         Target Return Index Securities Trust,
          Series 10-02
          6.96%, 1/15/12 (l)(S)  . . . .          9,609,720            11,142,528
          Series 5-02
          5.94%, 1/25/07 (l)(S)  . . . .            998,440             1,093,919
         Wachovia Asset Securitization, Inc.,
          Series 02-HE2 A
          1.47%, 12/25/32 (l). . . . . .          3,355,000             3,363,324

                                                                   --------------
                                                                      141,239,981
                                                                   --------------
         BANKS (3.3%)
         ABN Amro North American Holding
          Capital
          6.52% 12/29/49(S)  . . . . . .          2,605,000             2,961,015
         Bank of America Corp.
          7.40%, 1/15/11/\. . . . . . .         $ 1,955,000        $    2,401,936
          4.88%, 9/15/12/\. . . . . . .           1,515,000             1,598,881
         Bank One Capital III
          8.75%, 9/01/30 . . . . . . . .            260,000               356,671
         Bank One Corp.
          7.88%, 8/01/10 . . . . . . . .            750,000               935,174
         Barclays Bank plc
          8.55%, 9/29/49 (l)(S)  . . . .          1,035,000             1,326,111
          6.86%, 9/29/49 (l)(S)  . . . .          1,580,000             1,826,499
         BNP Paribas Capital Trust Corp.
          9.00%, 12/31/49 (l)(S) . . . .          2,150,000             2,790,135
         Den Norske Bank
          7.73%, 6/30/49 (e)(S)  . . . .            510,000               619,102
         Deutsche Bank Financial LLC
          5.38%, 3/02/15 . . . . . . . .          1,375,000             1,465,562
         ING Bank NV
          5.13%, 5/01/15(S)  . . . . . .          1,120,000             1,172,716
         KBC Bank Fund Trust III
          9.86%, 11/30/49 (l)(S) . . . .          1,725,000             2,231,601
         National City Bank
          6.20%, 12/15/11. . . . . . . .            615,000               701,325
         Nordbanken AB
          8.95%, 12/31/49 (l)/\S)  . . .          1,275,000             1,607,400
         Popular North America, Inc.
          4.25%, 1/04/08/\. . . . . . .           1,175,000             1,222,793
         RBS Capital Trust I
          4.71%, 12/29/49 (l). . . . . .          3,335,000             3,337,358
         Royal Bank of Scotland
          5.00%, 10/01/14. . . . . . . .            150,000               157,394
         Royal Bank of Scotland Group plc
          7.65%, 8/31/49 (l) . . . . . .            240,000               304,534
          9.12%, 12/31/49 (ADR) (l). . .          1,250,000             1,611,803
         Scotland International Finance
          No. 2 BV
          4.25%, 5/23/13(S)  . . . . . .          1,240,000             1,235,000
         Sovereign Bank
          5.13%, 3/15/13 . . . . . . . .            835,000               862,331
         Standard Chartered Bank
          8.00%, 5/30/31(S)  . . . . . .            625,000               794,278
         Swedbank AB
          9.00%, 12/31/49 (l)(S) . . . .            780,000               985,949
         Washington Mutual Bank FA
          6.88%, 6/15/11/\. . . . . . .             895,000             1,067,816
         Washington Mutual, Inc.
          4.38%, 1/15/08 . . . . . . . .            470,000               497,380
         Wells Fargo & Co.
          5.00%, 11/15/14/\. . . . . . .            625,000               662,169
         Wells Fargo Financial, Inc.
          5.50%, 8/01/12/\. . . . . . .             240,000               266,523

                                                                   --------------
                                                                       34,999,456
                                                                   --------------
         COLLATERALIZED MORTGAGE OBLIGATIONS (4.0%)
         Countrywide Home Loans, Series
          03-29 A1
          5.50%, 8/25/33 . . . . . . . .          7,000,000             7,157,500
         Credit Suisse First Boston
          Mortgage Securities Corp.,
          Series 02-CKN2 A3
          6.13%, 4/15/37 . . . . . . . .          3,000,000             3,440,978
         First Union - Lehman Brothers
          Commercial Mortgage Securities,
          Inc.,
          Series 97-C2 A3
          6.65%, 11/18/29. . . . . . . .          2,500,000             2,842,734

EQ ADVISORS TRUST
EQ/J.P. MORGAN CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2003 (Unaudited)

                                                 PRINCIPAL           VALUE
                                                  AMOUNT            (NOTE 1)
--------------------------------------------------------------------------------

         First Union Commercial Mortgage
          Trust,
          Series 99-C1 A1

          5.73%, 10/15/35. . . . . . . .        $   889,788      $      951,428
         GE Capital Commercial Mortgage
          Corp.,
          Series 02-1A A3
          6.27%, 12/10/35. . . . . . . .          4,665,000           5,409,128
         GMAC Commercial Mortgage
          Securities, Inc.,
          Series 98-C2 A1
          6.15%, 5/15/35 . . . . . . . .             67,612              72,156
         Greenwich Capital Commercial
          Funding Corp.,
          Series 2002-C1 A4
          4.95%, 1/11/35 . . . . . . . .          5,230,000           5,547,346
         LB-UBS Commercial Mortgage
          Trust, Series 01-C7 A3
          5.64%, 12/15/25. . . . . . . .          5,024,437           5,494,450
         Merrill Lynch Mortgage Investors,
          Inc., Series 98-C2 A2
          6.39%, 2/15/30 . . . . . . . .          2,275,000           2,561,488
         Wachovia Corp., Series 02-C2 A4
          4.98%, 11/15/34/\ . . . . . . .         8,545,000           9,093,261

                                                                 --------------
                                                                     42,570,469
                                                                 --------------
         DIVERSIFIED FINANCIALS (6.5%)
         American Express Credit Corp.
          3.00%, 5/16/08/\. . . . . . .           2,040,000           2,054,060
         Anadarko Finance Co.
          7.50%, 5/01/31 . . . . . . . .            945,000           1,187,100
         Bear Stearns Co., Inc.
          5.70%, 11/15/14. . . . . . . .          1,050,000           1,163,788
         Capital One Bank
          4.88%, 5/15/08/\. . . . . . .           1,425,000           1,454,224
         CIT Group, Inc.
          7.75%, 4/02/12/\. . . . . . .           1,320,000           1,573,905
         Citigroup, Inc.
          7.25%, 10/01/10. . . . . . . .          2,715,000           3,289,537
         Conoco Funding Co.
          7.25%, 10/15/31. . . . . . . .            735,000             923,360
         Countrywide Home Loan
          5.50%, 2/01/07/\. . . . . . .           1,765,000           1,932,343
          5.63%, 5/15/07/\. . . . . . .           1,220,000           1,343,679
         Credit Suisse First Boston USA, Inc.
          6.13%, 11/15/11. . . . . . . .            335,000             375,278
          6.50%, 1/15/12 . . . . . . . .            940,000           1,078,703
          7.13%, 7/15/32 . . . . . . . .            680,000             820,057
         Devon Financing Corp.
          6.88%, 9/30/11 . . . . . . . .            705,000             826,989
          7.88%, 9/30/31 . . . . . . . .          1,025,000           1,301,554
         Duke Capital Corp.
          6.25%, 2/15/13 . . . . . . . .            720,000             765,387
         Ford Motor Credit Co.
          7.38%, 10/28/09. . . . . . . .          3,700,000           3,878,754
          7.25%, 10/25/11/\ . . . . . . .         1,565,000           1,608,934
         General Electric Capital Corp.
          1.45%, 5/12/06 (l)/\. . . . .          10,000,000          10,008,530
          5.88%, 2/15/12/\. . . . . . .           3,815,000           4,267,490
          5.45%, 1/15/13 . . . . . . . .            770,000             834,019
          6.75%, 3/15/32 . . . . . . . .          1,110,000           1,298,217
         General Motors Acceptance Corp.
          7.25%, 3/02/11/\. . . . . . .           2,700,000           2,770,475
          7.00%, 2/01/12/\. . . . . . .             525,000             528,207
          8.00%, 11/01/31/\ . . . . . . .           310,000             304,161
         Goldman Sachs Group, Inc.
          6.60%, 1/15/12 . . . . . . . .            105,000             122,008
          5.70%, 9/01/12/\. . . . . . .             390,000             428,465
          6.13%, 2/15/33 . . . . . . . .            855,000             916,881
         Household Finance Corp.
          6.50%, 11/15/08\ . . . . . . .          1,550,000           1,782,235
          5.88%, 2/01/09/\. . . . . . .             870,000             969,937
          8.00%, 7/15/10 . . . . . . . .            215,000             266,714
          6.38%, 11/27/12/\ . . . . . . .           255,000             290,477
          7.63%, 5/17/32 . . . . . . . .            200,000             253,515
         HSBC Capital Funding LP
          4.61%, 12/31/49 (b)(l) . . . .          1,515,000           1,487,541
          9.55%, 12/31/49 (l)(S) . . . .          2,105,000           2,779,324
         Morgan Stanley
          6.75%, 4/15/11 . . . . . . . .            730,000             853,867
          6.60%, 4/01/12 . . . . . . . .            885,000           1,022,516
         National Rural Utilities
          Cooperative Finance
          3.88%, 2/15/08/\. . . . . . .           1,185,000           1,234,400
         National Rural Utilities Corp.
          7.25%, 3/01/12/\. . . . . . .             815,000             975,860
         Prudential Holdings LLC
          8.70%, 12/18/23/\(S)  . . . . .           670,000             847,878
         Sears Roebuck Acceptance Corp.
          7.00%, 2/01/11/\. . . . . . .           1,185,000           1,373,832
         Sprint Capital Corp.
          7.63%, 1/30/11 . . . . . . . .          1,845,000           2,105,968
          8.75%, 3/15/32/\. . . . . . .           1,595,000           1,909,253
         UBS Preferred Funding Trust I
          8.62%, 10/29/49 (l). . . . . .          1,750,000           2,237,690
         Verizon Global Funding Corp.
          7.75%, 12/01/30. . . . . . . .          1,195,000           1,513,440

                                                                 --------------
                                                                     68,960,552
                                                                 --------------
         FOREIGN GOVERNMENT (0.4%)
         Province of Quebec
          7.50%, 9/15/29 . . . . . . . .          2,655,000           3,538,502
         Region of Lombardy
          5.80%, 10/25/32/\ . . . . . . .           685,000             759,344

                                                                 --------------
                                                                      4,297,846
                                                                 --------------
         INSURANCE (1.0%)
         Aegon N.V.
          4.75%, 6/01/13/\. . . . . . .           1,650,000           1,669,312
         American General Finance Corp.
          4.50%, 11/15/07/\ . . . . . . .           355,000             377,388
          5.38%, 10/01/12. . . . . . . .          2,065,000           2,228,150
         Fund American Cos., Inc.
          5.88%, 5/15/13 . . . . . . . .            910,000             951,524
         ING Capital Funding Trust III
          8.44%, 12/31/49 (l). . . . . .          1,065,000           1,329,286
         Metlife, Inc.
          6.13%, 12/01/11/\ . . . . . . .           290,000             330,559
         Nationwide Financial Services, Inc.
          6.25%, 11/15/11. . . . . . . .            175,000             196,355
          5.90%, 7/01/12 . . . . . . . .            485,000             535,525
         New York Life Insurance Co.
          5.88%, 5/15/33/\(S) . . . . . .           770,000             808,103
         Principal Life Global Funding I
          5.25%, 1/15/13(S)  . . . . . .          1,290,000           1,369,447
         QBE Insurance Group Ltd.
          5.65%, 7/01/23 (e)(S)  . . . .          1,045,000           1,015,276

                                                                 --------------
                                                                     10,810,925
                                                                 --------------
         MORTGAGE RELATED (0.1%)
         Abbey National Capital Trust I
          8.96%, 12/31/49 (l). . . . . .            680,000             975,612
                                                                 --------------
         MUNICIPAL SECURITIES (0.3%)
         Illinois State
          5.10%, 6/01/33 . . . . . . . .          2,570,000           2,527,261
                                                                 --------------
         REAL ESTATE (0.1%)
         Socgen Real Estate Co. LLC
          7.64%, 12/31/49 (l)(S) . . . .          1,250,000           1,448,429
                                                                 --------------

EQ ADVISORS TRUST
EQ/J.P. MORGAN CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2003 (Unaudited)

                                                 PRINCIPAL             VALUE
                                                  AMOUNT              (NOTE 1)
--------------------------------------------------------------------------------

         U.S. GOVERNMENT (6.2%)
         U.S. Treasury Bonds

          8.88%, 2/15/19/\. . . . . . .        $  8,745,000       $   13,392,828
          7.25%, 8/15/22/\. . . . . . .           3,000,000            4,064,649
          6.38%, 8/15/27/\. . . . . . .          16,135,000           20,212,234
          6.25%, 5/15/30/\. . . . . . .           1,385,000            1,724,217
          5.38%, 2/15/31/\. . . . . . .           6,300,000            7,094,146
         U.S. Treasury Notes
          2.63%, 5/15/08 . . . . . . . .            885,000              893,090
          3.00%, 7/15/12/\. . . . . . .          13,949,423           15,372,696
          3.63%, 5/15/13 . . . . . . . .          2,240,000            2,257,499

                                                                  --------------
                                                                      65,011,359
                                                                  --------------
         U.S. GOVERNMENT AGENCIES (48.3%)
         Federal Home Loan Mortgage Corp.

          4.25%, 6/15/05/\. . . . . . .           6,085,000            6,417,369
          6.25%, 7/15/32/\. . . . . . .           1,635,000            1,923,782
         Federal National Mortgage
          Association
          2.25%, 5/15/06/\. . . . . . .          21,500,000           21,787,455
          6.00%, 12/01/16. . . . . . . .          7,449,025            7,774,920
          5.50%, 2/01/17 . . . . . . . .         11,991,273           12,456,438
          7.13%, 1/15/30 . . . . . . . .          8,710,000           11,305,232
          5.50%, 10/01/32. . . . . . . .          9,300,569            9,629,363
          5.50%, 11/01/32. . . . . . . .         42,517,178           44,019,199
          5.50%, 12/01/32. . . . . . . .         48,392,174           50,102,934
          5.50%, 12/01/32. . . . . . . .         30,679,067           31,762,878
          4.50%, 8/25/18 TBA . . . . . .         11,000,000           11,185,625
          5.00%, 8/25/33 TBA . . . . . .        151,000,000          152,793,125
          5.50%, 8/25/33 TBA . . . . . .         96,500,000           99,425,108
          5.00%, 9/25/33 TBA . . . . . .         25,000,000           25,195,300
         Government National Mortgage
          Association
          5.50%, 8/15/33 TBA . . . . . .         24,000,000           24,900,000

                                                                  --------------
                                                                     510,678,728
                                                                  --------------
          TOTAL FINANCIALS . . . . . . .                             883,520,618
                                                                  --------------
         INDUSTRIALS (1.3%)
         AEROSPACE & DEFENSE (0.6%)
         Boeing Co.
          5.13%, 2/15/13/\. . . . . . .           1,045,000            1,098,809
         General Dynamics Corp.
          2.13%, 5/15/06 . . . . . . . .          1,900,000            1,925,557
         Northrop Grumman Corp.
          7.75%, 2/15/31/\. . . . . . .             780,000            1,000,553
         Raytheon Co.
          6.55%, 3/15/10 . . . . . . . .            405,000              453,302
         United Technologies Corp.
          6.10%, 5/15/12/\. . . . . . .           1,855,000            2,138,611

                                                                  --------------
                                                                       6,616,832
                                                                  --------------
         COMMERCIAL SERVICES & SUPPLIES (0.1%)
         Cendant Corp.
          7.13%, 3/15/15 . . . . . . . .          1,085,000            1,257,958
                                                                  --------------
         INDUSTRIAL CONGLOMERATES (0.2%)
         General Electric Co.
          5.00%, 2/01/13/\. . . . . . .           1,310,000            1,383,697
                                                                  --------------
         MACHINERY (0.1%)
         Deere & Co.
          6.95%, 4/25/14 . . . . . . . .            435,000              527,072
                                                                  --------------
         RAILROADS (0.3%)
         Burlington Northern Santa Fe
          Corp.
          6.96%, 3/22/09 . . . . . . . .            295,650              327,311
          6.75%, 7/15/11 . . . . . . . .            410,000              480,047
          7.95%, 8/15/30 . . . . . . . .            170,000              220,760
         Canadian National Railroad Co.
          6.45%, 7/15/36 (l) . . . . . .            400,000              447,491
         CSX Corp.
          6.30%, 3/15/12 . . . . . . . .            570,000              647,098
         Norfolk Southern Corp.
          6.75%, 2/15/11/\. . . . . . .             710,000              829,259
         Union Pacific Corp.
          6.50%, 4/15/12 . . . . . . . .            135,000              156,109
          6.63%, 2/01/29 . . . . . . . .            230,000              259,581

                                                                  --------------
                                                                       3,367,656
                                                                  --------------
          TOTAL INDUSTRIALS  . . . . . .                              13,153,215
                                                                  --------------
         MATERIALS (0.6%)
         CHEMICALS (0.0%)
         Dow Chemical Co.
          7.38%, 11/01/29. . . . . . . .            420,000              490,304
                                                                  --------------
         CONTAINERS & PACKAGING (0.2%)
         Sealed Air Corp.
          6.88%, 7/15/33(S)  . . . . . .          1,590,000            1,621,562
                                                                  --------------
         PAPER & FOREST PRODUCTS (0.4%)
         International Paper Co.
          6.75%, 9/01/11 . . . . . . . .            405,000              468,433
          5.85%, 10/30/12 /\. . . . . .           1,580,000            1,722,023
         Westvaco Corp.
          6.85%, 4/01/12 . . . . . . . .            105,000              121,207
          8.20%, 1/15/30 . . . . . . . .             65,000               80,667
          7.95%, 2/15/31 . . . . . . . .            505,000              619,527
         Weyerhaeuser Co.
          6.75%, 3/15/12 . . . . . . . .            720,000              817,345
          7.38%, 3/15/32 . . . . . . . .            315,000              362,099

                                                                  --------------
                                                                       4,191,301
                                                                  --------------
          TOTAL MATERIALS  . . . . . . .                               6,303,167
                                                                  --------------
         TELECOMMUNICATION SERVICES (2.2%)
         DIVERSIFIED TELECOMMUNICATION SERVICES (1.9%)

         AT&T Broadband Corp.
          8.38%, 3/15/13 . . . . . . . .          2,032,000            2,544,889
         AT&T Corp.
          6.00%, 3/15/09 . . . . . . . .             64,000               68,482
          7.30%, 11/15/11/\ . . . . . . .         2,215,000            2,531,993
         BellSouth Corp.
          6.00%, 10/15/11/\ . . . . . . .           600,000              685,679
         British Telecommunications plc
          8.38%, 12/15/10. . . . . . . .            995,000            1,258,356
          8.63%, 12/15/30  . . . . . . .            655,000              893,791
         Citizens Communications Co.
          9.25%, 5/15/11/\. . . . . . .             710,000              918,705
         Deutsche Telekom International
          Finance
          8.50%, 6/15/10 . . . . . . . .            785,000              964,278
          8.25%, 6/15/30 /\ . . . . . . .         1,990,000            2,535,439
         France Telecom SA
          7.75%, 3/01/11 . . . . . . . .            525,000              660,747
          9.00%, 3/01/31 . . . . . . . .          1,565,000            2,165,545
         Koninklijke KPN N.V.
          8.00%, 10/01/10/\ . . . . . . .           420,000              519,944
         Telefonica Europe B.V.
          7.75%, 9/15/10/\. . . . . . .           1,750,000            2,159,353
         Verizon Global Funding Corp.
          7.38%, 9/01/12/\. . . . . . .              80,000               97,576
         Verizon New York, Inc.
          6.88%, 4/01/12 . . . . . . . .          2,275,000            2,678,048

                                                                  --------------
                                                                      20,682,825
                                                                  --------------
         WIRELESS TELECOMMUNICATION SERVICES (0.3%)
         AT&T Wireless Services, Inc.
          8.13%, 5/01/12/\. . . . . . .           1,270,000            1,530,166

EQ ADVISORS TRUST
EQ/J.P. MORGAN CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2003 (Unaudited)

                                                 PRINCIPAL           VALUE
                                                  AMOUNT            (NOTE 1)
--------------------------------------------------------------------------------
         Vodafone Group plc

          7.88%, 2/15/30 . . . . . . . .       $  1,075,000      $    1,384,843

                                                                 --------------
                                                                      2,915,009
                                                                 --------------

          TOTAL TELECOMMUNICATION                                    23,597,834
           SERVICES  . . . . . . . . . .                         --------------
         UTILITIES (1.7%)
         ELECTRIC UTILITIES (1.6%)
         AEP Texas Central Co.
          5.50%, 2/15/13(S)  . . . . . .          1,240,000           1,322,900
         Arizona Public Service Co.
          4.65%, 5/15/15 . . . . . . . .            915,000             909,894
         Columbus Southern Power Co.
          5.50%, 3/01/13(S)  . . . . . .            590,000             634,329
         Consolidated Edison Co.
          5.63%, 7/01/12/\. . . . . . .             905,000           1,002,203
         Constellation Energy Group, Inc.
          6.35%, 4/01/07 . . . . . . . .            505,000             564,413
          7.00%, 4/01/12/\. . . . . . .           1,130,000           1,316,258
          4.55%, 6/15/15/\. . . . . . .             475,000             453,459
         Dominion Resources, Inc.
          8.13%, 6/15/10/\. . . . . . .           1,695,000           2,100,437
          5.00%, 3/15/13 . . . . . . . .             10,000              10,365
          6.75%, 12/15/32. . . . . . . .            640,000             715,830
         DTE Energy Co.
          6.38%, 4/15/33/\. . . . . . .             670,000             698,200
         Duke Energy Corp.
          3.75%, 3/05/08/\(S) . . . . . .           565,000             581,572
          6.25%, 1/15/12/\. . . . . . .             625,000             700,373
         Florida Power & Light
          4.85%, 2/01/13/\. . . . . . .           1,375,000           1,453,313
         Pepco Holdings, Inc.
          6.45%, 8/15/12 . . . . . . . .          1,485,000           1,680,364
          7.45%, 8/15/32 . . . . . . . .            110,000             131,623
         Progress Energy, Inc.
          7.10%, 3/01/11 . . . . . . . .            110,000             127,964
          6.85%, 4/15/12 . . . . . . . .            315,000             362,514
         Texas Utilities Electric Co.
          6.25%, 10/01/04. . . . . . . .            200,000             209,598
         TXU Energy Co.
          7.00%, 3/15/13(S)  . . . . . .          1,290,000           1,427,683

                                                                 --------------
                                                                     16,403,292
                                                                 --------------
         GAS UTILITIES (0.1%)
         Kinder Morgan Energy Partners LP
          7.40%, 3/15/31 . . . . . . . .            345,000             416,771
         Kinder Morgan, Inc.
          6.50%, 9/01/12 . . . . . . . .            960,000           1,100,446

                                                                 --------------
                                                                      1,517,217
                                                                 --------------
         MULTI - UTILITIES (0.0%)
         MidAmerican Energy Holdings Co.
          6.75%, 12/30/31/\ . . . . . . .           380,000             449,809
                                                                 --------------
          TOTAL UTILITIES  . . . . . . .                             18,370,318
                                                                 --------------
         TOTAL LONG-TERM DEBT SECURITIES
          (92.2%)
          (Cost $945,387,620). . . . . .                            974,387,101
                                                                 --------------

         SHORT-TERM DEBT SECURITIES:
         COMMERCIAL PAPER (18.7%)
         Cadbury Schweppes
          1.00%, 7/8/03. . . . . . . . .          5,000,000           4,998,445
         Clipper Receivables Corp.
          1.20%, 7/8/03. . . . . . . . .         20,000,000          19,994,676
         Ford Motor Credit Co.
          1.39%, 7/14/03 . . . . . . . .          5,000,000           4,997,297
         Four Winds Funding Corp.
          1.45%, 7/10/03(b). . . . . . .          5,000,000           4,997,986
         Galaxy Funding
          1.04%, 9/4/03(b) . . . . . . .       $ 21,200,000      $   21,159,719
         Giro Balanced Funding
          0.95%, 8/15/03(b). . . . . . .         21,000,000          20,974,473
         Grampian Funding Ltd.
          1.00%, 8/28/03(b). . . . . . .         21,000,000          20,965,674
          1.13%, 8/7/03. . . . . . . . .         18,500,000          18,477,873
         Jupiter Securization Corp.
          1.14%, 7/11/03(b). . . . . . .         20,500,000          20,492,855
         Macquarie Bank Ltd.
          1.03%, 9/5/03. . . . . . . . .          9,900,000           9,880,992
         Montauk Funding Corp.
          1.03%, 8/18/03(b). . . . . . .         11,550,000          11,533,830
         Nordea N.A.
          1.15%, 8/7/03. . . . . . . . .         19,750,000          19,726,010
         West lb AG
          1.10%, 8/6/03(b) . . . . . . .         19,750,000          19,727,599
                                                                 --------------
                                                                    197,927,429
                                                                 --------------
         U.S. GOVERNMENT AGENCIES (14.3%)
         Federal Home Loan Bank
          (Discount Note), 7/1/03. . . .         78,985,000          78,982,916
         Student Loan Marketing Association
          (Discount Note), 7/1/03. . . .         72,357,000          72,355,090
                                                                 --------------
                                                                    151,338,006
                                                                 --------------
         U.S. GOVERNMENT (8.7%)
         U.S. Treasury Bill
          9/11/03. . . . . . . . . . . .         92,460,000          92,301,708
                                                                 --------------
         SHORT TERM INVESTMENTS OF CASH COLLATERAL
          FOR SECURITIES LOANED (8.5%)
         Den Norske Bank
          1.27%, 8/5/03. . . . . . . . .         10,011,570          10,011,570
         Morgan Stanley, Discover
          1.44%, 7/1/03. . . . . . . . .          7,000,000           7,000,000
         Nomura Securities
          1.29%, 7/1/03. . . . . . . . .         47,551,751          47,551,751
          1.42%, 7/1/03. . . . . . . . .         25,000,000          25,000,000
                                                                 --------------
                                                                     89,563,321
                                                                 --------------
         TOTAL SHORT-TERM DEBT SECURITIES
          (50.2%)
          (Amortized Cost $531,130,464).                            531,130,464
                                                                 --------------
         TOTAL INVESTMENTS (142.4%)
          (Cost/Amortized Cost $1,476,518,084)                    1,505,517,565

         OTHER ASSETS AND LIABILITIES                              (448,099,604)
          (-42.4%) . . . . . . . . . . .                         --------------
         NET ASSETS (100%) . . . . . . .                         $1,057,417,961
                                                                 ==============

---------
/\  All, or a portion of security out on loan (See Note 1).
(S) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may also be resold to qualified institutional buyers. At June 30, 2003, these securities amounted to $43,642,756 or 4.1% of net assets.
(b) Illiquid security.
(e) Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2003. Maturity date disclosed is the ultimate maturity date.
(l) Floating Rate Security, Rate disclosed is as of June 30, 2003.

    Glossary:
    ADR-- American Depositary Receipt
    TBA-- Security is subject to delayed delivery.

EQ ADVISORS TRUST
EQ/J.P. MORGAN CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2003 (Unaudited)

--------------------------------------------------------------------------------
At June 30, 2003 the Portfolio had the following futures contracts open: (Note
1)

                                        UNRE
                                      NUMBER OF   EXPIRATION     ORIGINAL        VALUE       APPRECIATION
PURCHASES                             CONTRACTS      DATE         VALUE         6/30/03     (DEPRECIATION)
---------                             ---------  ------------  -------------  ------------  -------------
U.S. Treasury Bonds . . . . . . . . .     75     September-03  $  8,977,819   $  8,800,781    $(177,038)
U.S. 2 year Treasury Notes. . . . . . .  562     September-03   121,402,123    121,558,844      156,721
EURODollar. . . . . . . . . . . . . . .  771         March-04   190,532,205    190,369,538     (162,667)
EURODollar. . . . . . . . . . . . . . .  243          June-04    59,909,162     59,884,313      (24,849)
                                                                                              ---------
                                                                                               (207,833)
                                                                                              ---------
SALES
-----
U.S. 5 year Treasury Notes. . . . . . . (835)    September-03   (96,456,994)   (96,129,375)     327,619
U.S. 10 year Treasury Notes . . . . . .  (77)    September-03    (9,095,202)    (9,042,688)      52,514
                                                                                              ---------
                                                                                                380,133
                                                                                              ---------
                                                                                              $ 172,300
                                                                                              =========


Investment security transactions for the six months ended June 30, 2003 were as follows:

COST OF PURCHASES:
Stocks and long-term
 corporate debt
 securities . . . . .                  $  287,476,085
US Government
 securities . . . . .                   1,504,597,297
NET PROCEEDS OF SALES
 AND REDEMPTIONS:
Stocks and long-term
 corporate debt
 securities . . . . .                      92,522,723
US Government
 securities . . . . .                   1,453,537,436

As of June 30, 2003, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross
 unrealized
 appreciation . . . .                  $   30,761,646
Aggregate gross
 unrealized
 depreciation . . . .                      (1,762,165)
                                       --------------
Net unrealized
 appreciation . . . .                  $   28,999,481
                                       ==============
Federal income tax
 cost of investments.                  $1,476,518,084
                                       ==============


At June 30, 2003, the Portfolio had loaned securities with a total value $151,233,813 which was secured by collateral of $154,380,436 (Note 1).

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/LAZARD SMALL CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2003 (Unaudited)


                                                     NUMBER OF          VALUE
                                                       SHARES          (NOTE 1)
-----------------------------------------------------------------------------------
         COMMON STOCKS:
         CONSUMER DISCRETIONARY (17.1%)
         APPAREL RETAIL (3.8%)
         American Eagle Outfitters,
          Inc.*. . . . . . . . . .                    284,700        $  5,221,398
         AnnTaylor Stores Corp.*/\                     98,300           2,845,785
         Fossil, Inc.*/\. . . . .                     160,600           3,783,736
         Too, Inc.*/\. . . . . . .                    232,900           4,716,225

                                                                     ------------
                                                                       16,567,144
                                                                     ------------
         AUTO COMPONENTS (0.3%)
         American Axle &
          Manufacturing Holdings,                      48,000
          Inc.*/\. . . . . . . . .                                      1,147,200
                                                                     ------------
         GENERAL MERCHANDISE STORES (0.6%)
         BJ's Wholesale Club, Inc.*                   171,300           2,579,778
                                                                     ------------
         HOTELS (0.8%)

         Extended Stay America,                       253,500           3,419,715
          Inc.*. . . . . . . . . .                                   ------------
         HOUSEHOLD DURABLES (1.2%)
         Herman Miller, Inc. . . .                    261,800           5,290,978
                                                                     ------------
         LEISURE PRODUCTS (1.3%)
         Brunswick Corp. . . . . .                    223,100           5,581,962
                                                                     ------------
         MEDIA (5.6%)
         ADVO, Inc.* . . . . . . .                     79,200           3,516,480
         Journal Register Co.* . .                    232,900           4,213,161
         Liberty Corp. . . . . . .                    124,400           5,287,000
         Pulitzer, Inc.. . . . . .                     59,300           2,930,606
         R.H. Donnelly Corp.*. . .                    146,700           5,350,149
         Scholastic Corp.*/\. . .                     106,800           3,180,504

                                                                     ------------
                                                                       24,477,900
                                                                     ------------
         PHOTOGRAPHIC PRODUCTS (1.0%)
         Scansource, Inc.*/\. . .                     156,900           4,197,075
                                                                     ------------
         RESTAURANTS (1.4%)
         AFC Enterprises, Inc.*. .                    253,500           4,116,840
         Sonic Corp.*/\. . . . . .                     85,500           2,174,265

                                                                     ------------
                                                                        6,291,105
                                                                     ------------
         SPECIALTY STORES (1.1%)
         Linens 'N Things, Inc.* .                    201,800           4,764,498
                                                                     ------------

          TOTAL CONSUMER                                               74,317,355
           DISCRETIONARY . . . . .                                   ------------
         CONSUMER STAPLES (0.4%)
         BEVERAGES (0.4%)

         Robert Mondavi Corp.,                         74,900           1,895,719
          Class A*/\. . . . . . .                                    ------------
         ENERGY (7.4%)
         INTEGRATED OIL & GAS (1.9%)
         Key Energy Services, Inc.*                   541,400           5,803,808
         Western Gas Resources,
          Inc. . . . . . . . . . .                     55,400           2,193,840

                                                                     ------------
                                                                        7,997,648
                                                                     ------------
         OIL & GAS DRILLING (1.2%)
         Helmerich & Payne, Inc. .                    179,100           5,229,720
                                                                     ------------
         OIL & GAS EQUIPMENT & SERVICES (1.6%)
         Cal Dive International,
          Inc.*/\. . . . . . . . .                    236,100           5,146,980
         Lone Star Technologies,
          Inc.*/\. . . . . . . . .                     83,700           1,772,766

                                                                     ------------
                                                                        6,919,746
                                                                     ------------
         OIL & GAS EXPLORATION & PRODUCTION (2.7%)
         Energen Corp. . . . . . .                     72,000           2,397,600
         MDU Resources Group, Inc.                     71,000           2,377,790
         Newfield Exploration Co.*                    119,500           4,487,225
         St. Mary Land &
          Exploration Co./\. . . .                     96,500           2,634,450

                                                                     ------------
                                                                       11,897,065
                                                                     ------------
          TOTAL ENERGY . . . . . .                                     32,044,179
                                                                     ------------
         FINANCIALS (24.0%)
         BANKS (9.5%)
         Chittenden Corp./\. . . .                     82,250           2,249,538
         Community First
          Bankshares, Inc. . . . .                    223,600           6,104,280

         East-West Bancorp, Inc./\                     93,500        $  3,379,090
         First Community Bancorp .                     66,600           2,075,922
         First Midwest Bancorp,
          Inc. . . . . . . . . . .                    217,625           6,269,776
         Hudson United Bancorp . .                    155,600           5,313,740
         South Financial Group,
          Inc. . . . . . . . . . .                     85,700           1,999,381
         Sterling Bancshares, Inc./
          Texas. . . . . . . . . .                    378,700           4,953,396
         United Bankshares, Inc./\                    221,500           6,345,975
         W Holding Co., Inc. . . .                    154,800           2,619,216

                                                                     ------------
                                                                       41,310,314
                                                                     ------------
         DIVERSIFIED FINANCIALS (1.3%)
         IndyMac Bancorp, Inc. . .                    214,300           5,447,506
                                                                     ------------
         INSURANCE (3.6%)
         HCC Insurance Holdings,
          Inc. . . . . . . . . . .                    138,800           4,104,316
         Max Re Capital Ltd. . . .                    150,300           2,249,991
         Reinsurance Group of America,
          Inc.. . . . . . . . . . . . .                70,000           2,247,000
         RLI Corp. . . . . . . . .                     94,000           3,092,600
         Triad Guaranty, Inc.*/\.                     101,600           3,855,720

                                                                     ------------
                                                                       15,549,627
                                                                     ------------
         INVESTMENT COMPANIES (0.3%)
         WP Stewart & Co., Ltd./\.                     63,900           1,431,360
                                                                     ------------
         REAL ESTATE (9.3%)
         Alexandra Real Estate
          Equities,
          Inc. (REIT). . . . . . .                    122,800           5,526,000
         American Financial Realty
          Trust. . . . . . . . . .                    276,100           4,116,651
         Camden Property Trust
          (REIT) . . . . . . . . .                    145,000           5,067,750
         Capital Automotive (REIT)                      4,300             120,357
         Carramerica Realty Corp.
          (REIT) . . . . . . . . .                     74,900           2,082,969
         Catellus Development
          Corp.* . . . . . . . . .                    117,000           2,574,000
         Corporate Office
          Properties (REIT)/\. . .                    232,800           3,941,304
         Healthcare Realty Trust,
          Inc. (REIT). . . . . . .                    147,300           4,293,795
         Heritage Property
          Investment
          Trust (REIT) . . . . . .                    110,300           2,986,924
         Maguire Properties, Inc./\                   180,200           3,468,850
         Mills Corp. (REIT)/\. . .                    127,100           4,264,205
         Mission West Properties,
          Inc. (REIT). . . . . . .                    186,500           2,120,505

                                                                     ------------
                                                                       40,563,310
                                                                     ------------
          TOTAL FINANCIALS . . . .                                    104,302,117
                                                                     ------------
         HEALTH CARE (10.9%)
         BIOTECHNOLOGY (1.1%)
         Cambrex Corp. . . . . . .                     92,900           2,138,558
         Invitrogen Corp.* . . . .                     64,900           2,490,213

                                                                     ------------
                                                                        4,628,771
                                                                     ------------
         HEALTH CARE EQUIPMENT & SERVICES (5.4%)
         Covance, Inc.*. . . . . .                    192,000           3,475,200
         Fisher Scientific
          International, Inc.*. . . . .               172,700           6,027,230
         LifePoint Hospitals, Inc.*                   161,200           3,375,528
         Manor Care, Inc.*/\. . .                     202,300           5,059,523
         Pediatrix Medical Group,
          Inc.*. . . . . . . . . .                     72,900           2,598,885
         Viasys Healthcare, Inc.*/\                   140,700           2,912,490

                                                                     ------------
                                                                       23,448,856
                                                                     ------------
         PHARMACEUTICALS (4.4%)
         aaiPharma, Inc.*/\. . . .                    376,000           7,474,880
         Andrx Corp.*. . . . . . .                    203,700           4,053,630
         Delta & Pine Land Co. . .                    172,700           3,795,946
         MIM Corp.*/\. . . . . . .                    612,000           3,996,360

                                                                     ------------
                                                                       19,320,816
                                                                     ------------
          TOTAL HEALTH CARE  . . .                                     47,398,443
                                                                     ------------
         INDUSTRIALS (12.8%)
         AEROSPACE & DEFENSE (2.4%)
         DRS Technologies, Inc.* .                    180,400           5,036,768
         Moog, Inc., Class A*. . .                     47,000           1,633,250
         Titan Corp.*/\. . . . . .                    372,300           3,830,967

                                                                     ------------
                                                                       10,500,985
                                                                     ------------

EQ ADVISORS TRUST
EQ/LAZARD SMALL CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2003 (Unaudited)

                                                    NUMBER OF          VALUE
                                                     SHARES          (NOTE 1)
--------------------------------------------------------------------------------

         AIR FREIGHT & COURIERS (0.7%)


         EGL, Inc.*/\ . . . . . . .                   201,800      $  3,067,360
                                                                   ------------
         BUILDING PRODUCTS (0.5%)

         Florida Rock Industries,                      53,700         2,216,736
          Inc. . . . . . . . . . .                                 ------------
         COMMERCIAL SERVICES & SUPPLIES (4.0%)
         Financial Federal Corp.*/\                   153,000         3,733,200
         Plexus Corp.* . . . . . .                    225,000         2,594,250
         PRG-Schultz International,
          Inc.*/\ . . . . . . . . .                   409,700         2,417,230
         Waste Connections, Inc.*.                    106,000         3,715,300
         Watson Wyatt & Co.
          Holdings*. . . . . . . .                    211,100         4,893,298

                                                                   ------------
                                                                     17,353,278
                                                                   ------------
         CONSTRUCTION & ENGINEERING (0.9%)

         Chicago Bridge & Iron Co.                    181,500         4,116,420
          N.V. (ADR) . . . . . . .                                 ------------
         MACHINERY (0.7%)
         AGCO Corp.* . . . . . . .                    171,500         2,929,220
                                                                   ------------
         MARINE (1.1%)
         General Maritime Corp.*/\                    460,100         4,670,015
                                                                   ------------
         TRUCKING (2.5%)
         Forward Air Corp.*. . . .                    105,000         2,663,850
         Swift Transportation Co.,
          Inc.*. . . . . . . . . .                    259,900         4,839,338
         USF Corp. . . . . . . . .                    122,800         3,311,916

                                                                   ------------
                                                                     10,815,104
                                                                   ------------
          TOTAL INDUSTRIALS  . . .                                   55,669,118
                                                                   ------------
         INFORMATION TECHNOLOGY (13.0%)
         APPLICATION SOFTWARE (1.0%)
         Mentor Graphics Corp.*/\ .                   299,000         4,329,520
                                                                   ------------
         COMPUTER STORAGE & PERIPHERALS (1.4%)

         Advanced Digital                             600,700         6,000,993
          Information Corp.* . . .                                 ------------
         ELECTRONIC EQUIPMENT & INSTRUMENTS (3.9%)
         Coherent, Inc.*/\. . . .                     216,000         5,168,880
         Electro Scientific
          Industries, Inc.*. . . .                     68,800         1,043,008
         Nordson Corp. . . . . . .                    126,500         3,017,025
         Varian, Inc.* . . . . . .                     99,900         3,463,533
         Zoran Corp.*/\ . . . . . .                   227,000         4,360,670

                                                                   ------------
                                                                     17,053,116
                                                                   ------------
         INTERNET SOFTWARE & SERVICES (0.3%)
         ProQuest Co.*/\. . . . .                      53,500         1,380,300
                                                                   ------------
         IT CONSULTING & SERVICES (2.1%)
         FTI Consulting, Inc.*/\.                     148,700         3,713,039
         Learning Tree
          International, Inc.*/\.                     241,300         3,771,519
         Tier Technologies, Inc.,
          Class B*/\. . . . . . .                     178,600         1,384,150

                                                                   ------------
                                                                      8,868,708
                                                                   ------------
         NETWORKING EQUIPMENT (0.6%)
         Extreme Networks, Inc.*/\                    507,400         2,689,220
                                                                   ------------
         OFFICE ELECTRONICS (0.3%)
         Harland (John H.) Co. . .                     51,400         1,344,624
                                                                   ------------
         SEMICONDUCTOR EQUIPMENT (0.4%)

         Axcelis Technologies,                        293,500         1,796,220
          Inc.*/\ . . . . . . . . .                                ------------
         SEMICONDUCTORS (2.3%)
         Actel Corp.*/\ . . . . . .                   119,700         2,453,850
         Cree, Inc.*/\. . . . . .                     187,600         3,054,128
         Microsemi Corp.*/\ . . . .                   277,300         4,436,800

                                                                   ------------
                                                                      9,944,778
                                                                   ------------
         TELECOMMUNICATIONS EQUIPMENT (0.7%)
         C-COR.net Corp.*. . . . .                    617,400         3,025,260
                                                                   ------------

          TOTAL INFORMATION                                          56,432,739
           TECHNOLOGY  . . . . . .                                 ------------

         MATERIALS (4.8%)
         CHEMICALS (3.2%)
         Ferro Corp. . . . . . . .                    122,600      $  2,762,178
         Olin Corp.. . . . . . . .                    176,200         3,013,020
         Scotts Co., Class A*. . .                     78,700         3,895,650
         Spartech Corp.. . . . . .                    196,600         4,169,886

                                                                   ------------
                                                                     13,840,734
                                                                   ------------
         CONSTRUCTION MATERIALS (1.0%)
         Roper Industries, Inc./\ .                   117,300         4,363,560
                                                                   ------------
         CONTAINERS & PACKAGING (0.6%)

         Packaging Corp. of                           140,200         2,583,886
          America* . . . . . . . .                                 ------------
          TOTAL MATERIALS  . . . .                                   20,788,180
                                                                   ------------
         UTILITIES (4.2%)
         ELECTRIC UTILITIES (2.1%)
         Black Hills Corp. . . . .                    115,600         3,548,920
         DQE, Inc. . . . . . . . .                    175,200         2,640,264
         Vectren Corp. . . . . . .                    122,000         3,056,100

                                                                   ------------
                                                                      9,245,284
                                                                   ------------
         GAS UTILITIES (2.1%)
         AGL Resources, Inc. . . .                    162,100         4,123,824
         Kinder Morgan Management
          LLC* . . . . . . . . . .                    133,270         4,992,294

                                                                   ------------
                                                                      9,116,118
                                                                   ------------
          TOTAL UTILITIES  . . . .                                   18,361,402
                                                                   ------------
         TOTAL COMMON STOCKS
          (94.6%)
          (Cost $374,701,856). . .                                  411,209,252
                                                                   ------------
                                                   PRINCIPAL
                                                    AMOUNT
                                                 -------------

         SHORT-TERM DEBT SECURITIES:
         SHORT TERM INVESTMENTS OF CASH COLLATERAL
          FOR SECURITIES LOANED (7.2%)
         Morgan Stanley, Discover,
          1.44%, 7/1/03. . . . . .               $  1,500,000      $  1,500,000

         Nomura Securities,                        29,708,507        29,708,507
          1.29%, 7/1/03. . . . . .                                 ------------
                                                                     31,208,507
                                                                   ------------
         TIME DEPOSIT (0.1%)

         J.P. Morgan Chase Nassau,                    539,831           539,831
          0.58%, 7/1/03. . . . . .                                 ------------
         U.S. GOVERNMENT (5.4%)
         U.S. Treasury Bills
          7/3/03/\. . . . . . . .                  16,305,000        16,303,567
          9/4/03/\. . . . . . . .                   7,040,000         7,029,257
                                                                   ------------
                                                                     23,332,824
                                                                   ------------
         TOTAL SHORT-TERM DEBT
          SECURITIES (12.7%)

          (Amortized Cost                                            55,081,162
           $55,081,162). . . . . .                                 ------------
         TOTAL INVESTMENTS (107.3%)
          (Cost/Amortized Cost $429,783,018)                        466,290,414
         OTHER ASSETS AND
          LIABILITIES
          (-7.3%). . . . . . . . .                                  (31,539,344)
                                                                   ------------
         NET ASSETS (100%) . . . .                                 $434,751,070
                                                                   ============

---------
*   Non-income producing.
/\  All, or a portion of security out on loan (See Note 1).

    Glossary:
    ADR-- American Depositary Receipt
    REIT-- Real Estate Investment Trust

EQ ADVISORS TRUST
EQ/LAZARD SMALL CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------
Investment security transactions for the six months ended June 30, 2003 were as follows:

COST OF PURCHASES:
Stocks and long-term
 corporate debt
 securities. . . . . .                  $196,949,122
NET PROCEEDS OF SALES
 AND REDEMPTIONS:
Stocks and long-term
 corporate debt
 securities. . . . . .                   114,394,576

As of June 30, 2003, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross
 unrealized
 appreciation. . . . .                  $ 48,007,029
Aggregate gross
 unrealized
 depreciation. . . . .                   (11,499,633)
                                        ------------
Net unrealized
 appreciation. . . . .                  $ 36,507,396
                                        ============
Federal income tax cost
 of investments. . . .                  $429,783,018
                                        ============


At June 30, 2003, the Portfolio had loaned securities with a total value $37,684,178 which was secured by collateral of $38,553,858 (Note 1).

The Portfolio has a net capital loss carryforward of $6,153,543 which expires in the year 2010.

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/MARSICO FOCUS PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2003 (Unaudited)

                                               NUMBER OF           VALUE
                                                SHARES            (NOTE 1)
------------------------------------------------------------------------------

         COMMON STOCKS:
         CONSUMER DISCRETIONARY (17.1%)
         AUTOMOBILES (2.5%)

         Bayerische Motoren Werke (BMW)          329,022        $ 12,638,562
          AG . . . . . . . . . . . . .                          ------------
         GENERAL MERCHANDISE STORES (3.2%)
         Wal-Mart Stores, Inc. . . . .           298,486          16,019,743
                                                                ------------
         HOME IMPROVEMENT RETAIL (2.6%)
         Lowe's Cos., Inc. . . . . . .           309,786          13,305,309
                                                                ------------
         HOTELS (0.3%)
         Four Seasons Hotels, Inc./\.             31,672           1,370,131
                                                                ------------
         HOUSEHOLD DURABLES (1.2%)
         Lennar Corp., Class A/\. . .             78,140           5,587,010
         Lennar Corp., Class B/\. . .              3,761             258,381

                                                                ------------
                                                                   5,845,391
                                                                ------------
         MEDIA (6.5%)
         Clear Channel Communications,
          Inc.*. . . . . . . . . . . .           179,918           7,626,724
         Viacom, Inc., Class B*. . . .           342,925          14,972,105
         Walt Disney Co. . . . . . . .           520,097          10,271,916

                                                                ------------
                                                                  32,870,745
                                                                ------------
         SPECIALTY STORES (0.8%)
         Tiffany & Co. . . . . . . . .           129,992           4,248,138
                                                                ------------
          TOTAL CONSUMER DISCRETIONARY                            86,298,019
                                                                ------------
         CONSUMER STAPLES (2.4%)
         HOUSEHOLD PRODUCTS (2.4%)
         Procter & Gamble Co.. . . . .           136,063          12,134,098
                                                                ------------
         FINANCIALS (18.6%)
         DIVERSIFIED FINANCIALS (18.6%)
         Citigroup, Inc. . . . . . . .           545,530          23,348,684
         Fannie Mae. . . . . . . . . .           266,309          17,959,879
         Goldman Sachs Group, Inc. . .           105,213           8,811,589
         Lehman Brothers Holdings, Inc.          194,023          12,898,649
         SLM Corp. . . . . . . . . . .           798,435          31,274,699

                                                                ------------
                                                                  94,293,500
                                                                ------------
         HEALTH CARE (19.0%)
         BIOTECHNOLOGY (6.9%)
         Amgen, Inc.*. . . . . . . . .           144,002           9,567,493
         Genentech, Inc.*/\ . . . . . .          330,956          23,868,547
         IDEC Pharmaceuticals Corp.*/\            37,603           1,278,502

                                                                ------------
                                                                  34,714,542
                                                                ------------
         HEALTH CARE EQUIPMENT & SERVICES (9.8%)
         Quest Diagnostics, Inc.*/\ . .           81,581           5,204,868
         UnitedHealth Group, Inc.. . .           786,122          39,502,630
         Zimmer Holdings, Inc.*/\ . .            112,710           5,077,586

                                                                ------------
                                                                  49,785,084
                                                                ------------
         PHARMACEUTICALS (2.3%)
         Eli Lilly & Co. . . . . . . .           170,634          11,768,627
                                                                ------------
          TOTAL HEALTH CARE  . . . . .                            96,268,253
                                                                ------------
         INDUSTRIALS (7.4%)
         AIR FREIGHT & COURIERS (3.2%)
         FedEx Corp. . . . . . . . . .           258,871          16,057,768
                                                                ------------
         INDUSTRIAL CONGLOMERATES (4.2%)
         General Electric Co.. . . . .           739,727          21,215,371
                                                                ------------
          TOTAL INDUSTRIALS  . . . . .                            37,273,139
                                                                ------------
         INFORMATION TECHNOLOGY (19.2%)
         APPLICATION SOFTWARE (4.0%)
         Electronic Arts, Inc.*. . . .           271,052          20,055,137
                                                                ------------
         COMPUTER HARDWARE (3.6%)


         Dell Computer Corp.*. . . . .           569,298        $ 18,194,764
                                                                ------------
         INTERNET SOFTWARE & SERVICES (2.9%)
         eBay, Inc.* . . . . . . . . .           142,572          14,853,151
                                                                ------------
         NETWORKING EQUIPMENT (4.7%)
         Cisco Systems, Inc.*. . . . .         1,430,059          23,867,685
                                                                ------------
         SEMICONDUCTORS (2.9%)
         Intel Corp. . . . . . . . . .           694,419          14,432,804
                                                                ------------
         TELECOMMUNICATIONS EQUIPMENT (1.1%)
         Nokia OYJ  (ADR). . . . . . .           351,850           5,780,896
                                                                ------------
          TOTAL INFORMATION TECHNOLOGY                            97,184,437
                                                                ------------
         TOTAL COMMON STOCKS (83.7%)
          (Cost $375,274,527). . . . .                           423,451,446
                                                                ------------
                                              PRINCIPAL
                                                AMOUNT
                                             ------------

         LONG-TERM DEBT SECURITIES:
         INDUSTRIALS (1.1%)
         CONSTRUCTION & ENGINEERING (1.1%)

         MDC Holdings, Inc.,
          7.00% , 12/1/12                    $ 5,000,000        $  5,533,325
          (Cost $4,947,100)  . . . . .                          ------------
         SHORT-TERM DEBT SECURITIES:
         SHORT TERM INVESTMENTS OF CASH COLLATERAL
          FOR SECURITIES LOANED (2.1%)
         Nomura Securities
          1.29%, 7/1/03. . . . . . . .        10,550,034          10,550,034
                                                                ------------
         TIME DEPOSIT (0.0%)
         J.P. Morgan Chase Nassau,
          0.58%, 7/1/03. . . . . . . .            99,664              99,664
                                                                ------------
         U.S. GOVERNMENT AGENCIES (15.8%)
         Federal Home Loan Mortgage Corp.
          (Discount Note), 7/1/03. . .        80,000,000          79,998,889
                                                                ------------
         TOTAL SHORT TERM DEBT SECURITIES (17.9%)
          (Amortized Cost $90,648,587)                            90,648,587
                                                                ------------
         TOTAL INVESTMENTS (102.7%)
          (Cost/Amortized Cost $470,870,214)                     519,633,358

         OTHER ASSETS LESS LIABILITIES                           (13,880,601)
          (-2.7%). . . . . . . . . . .                          ------------
         NET ASSETS (100%) . . . . . .                          $505,752,757
                                                                ============

---------
*  Non-income producing.
/\ All, or a portion of security out on loan (Note 1).

   Glossary:
   ADR-- American Depositary Receipt

EQ ADVISORS TRUST
EQ/MARSICO FOCUS PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

At June 30, 2003 the Portfolio had outstanding foreign currency contracts to sell foreign currencies as follows: (Note 1)

                                             LOCAL
                                            CONTRACT    COST ON      U.S. $
                                             AMOUNT   ORIGINATION    CURRENT      UNREALIZED
                                            (000'S)      DATE         VALUE      APPRECIATION
                                            --------------------------------------------------
FOREIGN CURRENCY SELL CONTRACTS
European Union, expiring 09/17/03 . . . .    9,977    $11,484,029  $11,431,413     $52,616
                                                                                   =======

Investment security transactions for the six months ended June 30, 2003 were as follows:

COST OF PURCHASES:
Stocks and long-term
 corporate debt
 securities. . . . . .                  $321,933,084
NET PROCEEDS OF SALES
 AND REDEMPTIONS:
Stocks and long-term
 corporate debt
 securities. . . . . .                   123,596,595

As of June 30, 2003, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross
 unrealized
 appreciation. . . . .                  $ 50,615,633
Aggregate gross
 unrealized
 depreciation. . . . .                    (1,852,489)
                                        ------------
Net unrealized
 appreciation. . . . .                  $ 48,763,144
                                        ============
Federal income tax cost
 of investments. . . .                  $470,870,214
                                        ============

At June 30, 2003, the Portfolio had loaned securities with a total value $10,279,726 which was secured by collateral of $10,550,034 (Note 1).

For the six months ended June 30, 2003, the Portfolio incurred approximately $9,141 as brokerage commissions with Bernstein (Sanford C.) & Co., Inc., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $6,902,746 which expires in the year 2010.

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/MERCURY BASIC VALUE EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2003 (Unaudited)

                                                  NUMBER OF              VALUE
                                                   SHARES              (NOTE 1)
-----------------------------------------------------------------------------------
         COMMON STOCKS:
         CONSUMER DISCRETIONARY (14.8%)
         APPAREL RETAIL (1.0%)
         Gap, Inc./\. . . . . . . .                 449,500       $     8,432,620
                                                                   --------------
         AUTO COMPONENTS (0.9%)
         Delphi Corp.. . . . . . . .                842,800             7,273,364
                                                                   --------------
         AUTOMOBILES (2.2%)
         DaimlerChrysler AG (ADR). .                242,000             8,402,240
         Ford Motor Co./\. . . . . .                393,900             4,328,961
         General Motors Corp.. . . .                167,300             6,022,800

                                                                   --------------
                                                                       18,754,001
                                                                   --------------
         LEISURE PRODUCTS (1.2%)
         Hasbro, Inc./\. . . . . . .                572,200            10,007,778
                                                                   --------------
         MEDIA (5.4%)
         AOL Time Warner, Inc.*. . .                943,800            15,185,742
         Fox Entertainment Group,
          Inc., Class A*/\. . . . .                 122,100             3,514,038
         Liberty Media Corp., Class
          A* . . . . . . . . . . . .              1,227,450            14,189,322
         Tribune Co. . . . . . . . .                 58,300             2,815,890
         Walt Disney Co. . . . . . .                501,900             9,912,525

                                                                   --------------
                                                                       45,617,517
                                                                   --------------
         RESTAURANTS (1.7%)
         McDonald's Corp.. . . . . .                646,500            14,261,790
                                                                   --------------
         SPECIALTY STORES (2.4%)
         Foot Locker, Inc. . . . . .                688,200             9,118,650
         Toys-R-Us, Inc.*/\. . . . .                888,800            10,772,256

                                                                   --------------
                                                                       19,890,906
                                                                   --------------

          TOTAL CONSUMER                                              124,237,976
           DISCRETIONARY . . . . . .                               --------------
         CONSUMER STAPLES (4.8%)
         FOOD PRODUCTS (1.3%)
         Sara Lee Corp.. . . . . . .                568,100            10,685,961
                                                                   --------------
         HOUSEHOLD PRODUCTS (2.3%)
         Kimberly-Clark Corp.. . . .                236,000            12,305,040
         Procter & Gamble Co.. . . .                 81,300             7,250,334

                                                                   --------------
                                                                       19,555,374
                                                                   --------------
         PERSONAL PRODUCTS (1.2%)
         Gillette Co.. . . . . . . .                311,100             9,911,646
                                                                   --------------
          TOTAL CONSUMER STAPLES . .                                   40,152,981
                                                                   --------------
         ENERGY (12.3%)
         INTEGRATED OIL & GAS (4.7%)
         Exxon Mobil Corp. . . . . .                541,900            19,459,629
         Royal Dutch Petroleum Co.
          (ADR). . . . . . . . . . .                426,300            19,874,106

                                                                   --------------
                                                                       39,333,735
                                                                   --------------
         OIL & GAS DRILLING (4.5%)
         Diamond Offshore Drilling,
          Inc./\. . . . . . . . . .                 370,300             7,772,597
         Ensco International, Inc./\                313,300             8,427,770
         GlobalSantaFe Corp. . . . .                408,700             9,539,058
         Rowan Cos., Inc.*/\. . . .                 516,400            11,567,360

                                                                   --------------
                                                                       37,306,785
                                                                   --------------
         OIL & GAS EXPLORATION & PRODUCTION (3.1%)
         Grant Prideco, Inc.*. . . .              1,178,500            13,847,375
         Unocal Corp.. . . . . . . .                429,300            12,316,617

                                                                   --------------
                                                                       26,163,992
                                                                   --------------
          TOTAL ENERGY . . . . . . .                                  102,804,512
                                                                   --------------
         FINANCIALS (18.8%)
         BANKS (5.4%)
         Bank of America Corp. . . .                135,400            10,700,662
         Bank One Corp.. . . . . . .                265,800             9,882,444
         Mellon Financial Corp.. . .                315,200             8,746,800
         Wachovia Corp.. . . . . . .                403,300            16,115,868

                                                                   --------------
                                                                       45,445,774
                                                                   --------------
         DIVERSIFIED FINANCIALS (6.7%)
         Citigroup, Inc. . . . . . .                722,857       $    30,938,280
         J.P. Morgan Chase & Co. . .                100,000             3,418,000
         Janus Capital Group, Inc. .                662,300            10,861,720
         Morgan Stanley. . . . . . .                263,800            11,277,450

                                                                   --------------
                                                                       56,495,450
                                                                   --------------
         INSURANCE (6.7%)
         ACE Ltd.. . . . . . . . . .                290,500             9,961,245
         Allstate Corp.. . . . . . .                350,900            12,509,585
         American International Group,
          Inc.. . . . . .                           257,700            14,219,886
         Hartford Financial Services
          Group, Inc.. . . . . . . .                178,600             8,994,296
         Travelers Property Casualty
          Corp., Class A/\. . . . .                 640,238            10,179,784

                                                                   --------------
                                                                       55,864,796
                                                                   --------------
          TOTAL FINANCIALS . . . . .                                  157,806,020
                                                                   --------------
         HEALTH CARE (3.4%)
         PHARMACEUTICALS (3.4%)
         Bristol-Myers Squibb Co.. .                308,100             8,364,915
         Merck & Co., Inc. . . . . .                176,400            10,681,020
         Schering-Plough Corp. . . .                500,900             9,316,740

                                                                   --------------
          TOTAL HEALTH CARE  . . . .                                   28,362,675
                                                                   --------------
         INDUSTRIALS (8.7%)
         AEROSPACE & DEFENSE (3.5%)
         Boeing Co.. . . . . . . . .                177,400             6,088,368
         Honeywell International,
          Inc. . . . . . . . . . . .                560,400            15,046,740
         Raytheon Co.. . . . . . . .                253,000             8,308,520

                                                                   --------------
                                                                       29,443,628
                                                                   --------------
         ELECTRICAL EQUIPMENT (1.7%)
         National Semiconductor
          Corp.* . . . . . . . . . .                342,900             6,761,988
         Thomas & Betts Corp.* . . .                529,700             7,654,165

                                                                   --------------
                                                                       14,416,153
                                                                   --------------
         INDUSTRIAL CONGLOMERATES (0.8%)
         Textron, Inc. . . . . . . .                162,000             6,321,240
                                                                   --------------
         MACHINERY (2.7%)
         Caterpillar, Inc. . . . . .                150,900             8,399,094
         Deere & Co. . . . . . . . .                307,900            14,071,030

                                                                   --------------
                                                                       22,470,124
                                                                   --------------
          TOTAL INDUSTRIALS  . . . .                                   72,651,145
                                                                   --------------
         INFORMATION TECHNOLOGY (17.0%)
         APPLICATION SOFTWARE (1.0%)
         Borland Software Corp.* . .                844,700             8,252,719
                                                                   --------------
         COMPUTER HARDWARE (3.3%)
         Apple Computer, Inc.*/\. .                 246,300             4,709,256
         Hewlett-Packard Co. . . . .                557,245            11,869,318
         International Business
          Machines Corp. . . . . . .                133,080            10,979,100

                                                                   --------------
                                                                       27,557,674
                                                                   --------------
         ELECTRONIC EQUIPMENT & INSTRUMENTS (2.8%)
         Agilent Technologies, Inc.*/\              421,300             8,236,415
         Koninklijke (Royal) Philips
          Electronics N.V. (ADR) . .                387,100             7,397,481
         Symbol Technologies, Inc./\                611,300             7,953,013

                                                                   --------------
                                                                       23,586,909
                                                                   --------------
         IT CONSULTING & SERVICES (2.6%)
         Unisys Corp.* . . . . . . .              1,793,600            22,025,408
                                                                   --------------
         NETWORKING EQUIPMENT (1.8%)
         3Com Corp.* . . . . . . . .              3,156,700            14,773,356
                                                                   --------------
         SEMICONDUCTORS (2.4%)
         Advanced Micro Devices,
          Inc.*/\. . . . . . . . . .                492,700             3,158,207

EQ ADVISORS TRUST
EQ/MERCURY BASIC VALUE EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2003 (Unaudited)

                                               NUMBER OF                VALUE
                                                SHARES                (NOTE 1)
-----------------------------------------------------------------------------------
         LSI Logic Corp.*/\. . . . .              1,878,100        $   13,296,948
         Micron Technology, Inc.*. .                344,100             4,001,883

                                                                   --------------
                                                                       20,457,038
                                                                   --------------
         SYSTEMS SOFTWARE (1.0%)

         Computer Associates                        374,500             8,343,860
          International, Inc.. . . .                               --------------
         TELECOMMUNICATIONS EQUIPMENT (2.1%)
         Lucent Technologies, Inc.*/\             4,029,800             8,180,494
         Motorola, Inc./\. . . . . .              1,018,530             9,604,738

                                                                   --------------
                                                                       17,785,232
                                                                   --------------

          TOTAL INFORMATION                                           142,782,196
           TECHNOLOGY  . . . . . . .                               --------------
         MATERIALS (8.3%)
         CHEMICALS (2.0%)

         Du Pont (E.I.) de Nemours &                408,000            16,989,120
          Co.. . . . . . . . . . . .                               --------------
         METALS & MINING (2.9%)
         Alcoa, Inc. . . . . . . . .                198,900             5,071,950
         Arch Coal, Inc. . . . . . .                215,000             4,940,700
         Massey Energy Co. . . . . .                210,300             2,765,445
         Phelps Dodge Corp.*/\. . .                 306,900            11,766,546

                                                                   --------------
                                                                       24,544,641
                                                                   --------------
         PAPER & FOREST PRODUCTS (3.4%)
         Boise Cascade Corp. . . . .                674,300            16,115,770
         Sappi Ltd. (ADR)/\. . . . .                966,700            11,938,745

                                                                   --------------
                                                                       28,054,515
                                                                   --------------
          TOTAL MATERIALS  . . . . .                                   69,588,276
                                                                   --------------
         TELECOMMUNICATION SERVICES (3.2%)
         DIVERSIFIED TELECOMMUNICATION SERVICES (3.2%)
         SBC Communications, Inc.. .                481,400            12,299,770
         Verizon Communications, Inc.               372,200            14,683,290

                                                                   --------------

          TOTAL TELECOMMUNICATION                                      26,983,060
           SERVICES  . . . . . . . .                               --------------
         TOTAL COMMON STOCKS (91.3%)
          (Cost $774,839,612). . . .                                  765,368,841
                                                                   --------------
                                               PRINCIPAL
                                                 AMOUNT
                                              -----------

         SHORT-TERM DEBT SECURITIES:
         SHORT TERM INVESTMENTS OF CASH COLLATERAL
          FOR SECURITIES LOANED (7.6%)
         Morgan Stanley, Discover
           1.44%, 7/1/03. . . . . . .         $   1,000,000        $    1,000,000
         Nomura Securities
          1.29%, 7/1/03                          37,923,839            37,923,839
          1.42%, 7/1/03. . . . . . .             25,000,000            25,000,000
                                                                   --------------
                                                                       63,923,839
                                                                   --------------
         TIME DEPOSIT (8.6%)
         J.P. Morgan Chase Nassau,
          0.58%, 7/1/03. . . . . . .             71,488,787            71,488,787
                                                                   --------------
         TOTAL SHORT TERM DEBT
          SECURITIES (16.2%)

          (Amortized Cost                                             135,412,626
           $135,412,626) . . . . . .                               --------------
         TOTAL INVESTMENTS (107.5%)
          (Cost/Amortized Cost $910,252,238)                          900,781,467
         OTHER ASSETS LESS
          LIABILITIES
          (-7.5%). . . . . . . . . .                                  (62,831,612)
                                                                   --------------
         NET ASSETS (100%) . . . . .                               $  837,949,855
                                                                   ==============

---------
*  Non-income producing.
/\ All, or a portion of security out on loan (See Note 1).

  Glossary:
  ADR-- American Depositary Receipt

--------------------------------------------------------------------------------

Investment security transactions for the six months ended June 30, 2003 were as follows:

COST OF PURCHASES:
Stocks and long-term
 corporate debt
 securities . . . . . .                  $109,705,794
NET PROCEEDS OF SALES
 AND REDEMPTIONS:
Stocks and long-term
 corporate debt
 securities . . . . . .                    67,485,725

As of June 30, 2003, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross
 unrealized appreciation                 $ 64,061,880
Aggregate gross
 unrealized depreciation                  (73,532,651)
                                         ------------
Net unrealized
 depreciation . . . . .                  $ (9,470,771)
                                         ============
Federal income tax cost
 of investments . . . .                  $910,252,238
                                         ============


At June 30, 2003, the Portfolio had loaned securities with a total value $61,474,334 which was secured by collateral of $63,923,839 (Note 1).

For the six months ended June 30, 2003, the Portfolio incurred approximately $6,655 as brokerage commissions with Bernstein (Sanford C.) & Co., Inc. and $45,013 with Merrill Lynch & Co., Inc., affiliated broker/dealers.

The Portfolio has a net capital loss carryforward of $16,985,128 which expires in the year 2010.
                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/MFS EMERGING GROWTH COMPANIES PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2003 (Unaudited)

                                                   NUMBER OF             VALUE
                                                     SHARES            (NOTE 1)
-----------------------------------------------------------------------------------
         COMMON STOCKS:
         CONSUMER DISCRETIONARY (23.7%)
         APPAREL RETAIL (0.3%)

         TJX Cos., Inc. . . . . . . . . . . . . .     165,800       $   3,123,672
                                                                     ------------
         AUTOMOBILES (0.8%)

         Bayerische Motoren Werke                     173,400           6,660,730
          (BMW) AG. . . . . . . . . . . . . . . .                    ------------
         CASINOS & GAMING (0.5%)
         MGM Mirage, Inc.*/\. . . . . . . . . . .     126,800           4,334,024
                                                                     ------------
         DEPARTMENT STORES (0.6%)
         Kohl's Corp.*. . . . . . . . . . . . . .      95,370           4,900,111
                                                                     ------------
         GENERAL MERCHANDISE STORES (1.4%)
         Family Dollar Stores, Inc. . . . . . . .      68,700           2,620,905
         Target Corp. . . . . . . . . . . . . . .     190,300           7,200,952
         Wal-Mart Stores, Inc.. . . . . . . . . .      45,600           2,447,352

                                                                     ------------
                                                                       12,269,209
                                                                     ------------
         HOME IMPROVEMENT RETAIL (1.5%)
         Home Depot, Inc. . . . . . . . . . . . .     395,120          13,086,374
         Lowe's Cos., Inc.. . . . . . . . . . . .      12,300             528,285

                                                                     ------------
                                                                       13,614,659
                                                                     ------------
         HOTELS (1.1%)
         Four Seasons Hotels, Inc./\. . . . . . .      30,100           1,302,126
         Royal Caribbean Cruises Ltd./\ . . . . .      83,900           1,943,124
         Starwood Hotels & Resorts
          Worldwide, Inc. . . . . . . . . . . . .     240,970           6,889,332

                                                                     ------------
                                                                       10,134,582
                                                                     ------------
         HOUSEHOLD DURABLES (0.3%)
         Ethan Allen Interiors, Inc./\. . . . . .      52,400           1,842,384
         Newell Rubbermaid, Inc.. . . . . . . . .      30,700             859,600

                                                                     ------------
                                                                        2,701,984
                                                                     ------------
         INTERNET RETAIL (0.7%)
         InterActiveCorp*/\ . . . . . . . . . . .     147,200           5,824,704
                                                                     ------------
         LEISURE PRODUCTS (0.4%)
         Mattel, Inc. . . . . . . . . . . . . . .     181,600           3,435,872
                                                                     ------------
         MEDIA (10.7%)
         AOL Time Warner, Inc.* . . . . . . . . .     205,840           3,311,966
         Clear Channel
          Communications, Inc.* . . . . . . . . .     210,680           8,930,725
         Comcast Corp., Class A*. . . . . . . . .      73,900           2,230,302
         Comcast Corp., Special Class A*/\. . . .     242,020           6,977,436
         COX Communications, Inc.,
          Class A*. . . . . . . . . . . . . . . .     119,800           3,821,620
         E.W. Scripps Co., Class A. . . . . . . .      53,590           4,754,505
         EchoStar Communications Corp.,
          Class A*. . . . . . . . . . . . . . . .     479,200          16,589,904
         Entercom Communications Corp.* . . . . .     109,300           5,356,793
         Fox Entertainment Group, Inc.,
          Class A*. . . . . . . . . . . . . . . .      42,114           1,212,041
         Hearst-Argyle Television, Inc.*. . . . .      61,500           1,592,850
         Hispanic Broadcasting Corp.* . . . . . .      27,260             693,767
         Lamar Advertising Co.* . . . . . . . . .      28,100             989,401
         Liberty Media Corp., Class A*. . . . . .     379,000           4,381,240
         Lin TV Corp., Class A* . . . . . . . . .      22,900             539,295
         McGraw-Hill Cos., Inc. . . . . . . . . .      33,210           2,059,020
         Meredith Corp./\ . . . . . . . . . . . .      45,600           2,006,400
         New York Times Co., Class A/\. . . . . .      41,260           1,877,330
         Tribune Co.. . . . . . . . . . . . . . .      84,000           4,057,200
         Univision Communications, Inc.,
          Class A*/\. . . . . . . . . . . . . . .      51,000           1,550,400
         Viacom, Inc., Class B* . . . . . . . . .     282,740          12,344,428
         Walt Disney Co.. . . . . . . . . . . . .     137,700           2,719,575
         Westwood One, Inc.*. . . . . . . . . . .     173,960           5,902,463

                                                                     ------------
                                                                       93,898,661
                                                                     ------------

         RESTAURANTS (2.6%)

         Brinker International, Inc.* . . . . . .     176,570           6,360,052
         CEC Entertainment, Inc.*/\ . . . . . . .      38,210           1,411,095
         Cheesecake Factory, Inc.*. . . . . . . .      36,800           1,320,752
         McDonald's Corp. . . . . . . . . . . . .      56,100           1,237,566
         Outback Steakhouse, Inc. . . . . . . . .     233,640           9,111,960
         Starbucks Corp.* . . . . . . . . . . . .      55,150           1,352,278
         Wendy's International, Inc.. . . . . . .      68,700           1,990,239

                                                                     ------------
                                                                       22,783,942
                                                                     ------------
         SPECIALTY STORES (2.8%)
         Office Depot, Inc.*. . . . . . . . . . .     181,200           2,629,212
         Petsmart, Inc.*. . . . . . . . . . . . .     179,800           2,997,266
         Staples, Inc.* . . . . . . . . . . . . .     367,600           6,745,460
         Talbots, Inc.. . . . . . . . . . . . . .     105,500           3,106,975
         Tiffany & Co.. . . . . . . . . . . . . .     115,380           3,770,618
         Williams-Sonoma, Inc.*/\ . . . . . . . .     180,600           5,273,520

                                                                     ------------
                                                                       24,523,051
                                                                     ------------
          TOTAL CONSUMER DISCRETIONARY. . . . . .                     208,205,201
                                                                     ------------
         CONSUMER STAPLES (4.4%)
         BEVERAGES (1.4%)
         Pepsi Bottling Group, Inc. . . . . . . .      88,600           1,773,772
         PepsiCo, Inc.. . . . . . . . . . . . . .     238,400          10,608,800

                                                                     ------------
                                                                       12,382,572
                                                                     ------------
         DRUG RETAIL (0.7%)
         CVS Corp.. . . . . . . . . . . . . . . .     146,200           4,097,986
         Walgreen Co. . . . . . . . . . . . . . .      66,380           1,998,038

                                                                     ------------
                                                                        6,096,024
                                                                     ------------
         FOOD DISTRIBUTORS (0.4%)
         SYSCO Corp.. . . . . . . . . . . . . . .     133,900           4,022,356
                                                                     ------------
         FOOD PRODUCTS (0.3%)
         Archer-Daniels-Midland Co. . . . . . . .      39,600             509,652
         Hershey Foods Corp.. . . . . . . . . . .      33,200           2,312,712

                                                                     ------------
                                                                        2,822,364
                                                                     ------------
         HOUSEHOLD PRODUCTS (0.4%)
         Kimberly-Clark Corp. . . . . . . . . . .      21,300           1,110,582
         Procter & Gamble Co. . . . . . . . . . .      23,700           2,113,566

                                                                     ------------
                                                                        3,224,148
                                                                     ------------
         PERSONAL PRODUCTS (1.2%)
         Avon Products, Inc.. . . . . . . . . . .     147,600           9,180,720
         Gillette Co. . . . . . . . . . . . . . .      32,600           1,038,636

                                                                     ------------
                                                                       10,219,356
                                                                     ------------
          TOTAL CONSUMER STAPLES. . . . . . . . .                      38,766,820
                                                                     ------------
         ENERGY (3.2%)
         INTEGRATED OIL & GAS (0.3%)
         EnCana Corp. . . . . . . . . . . . . . .      59,700           2,290,689
                                                                     ------------
         OIL & GAS DRILLING (0.8%)
         GlobalSantaFe Corp.. . . . . . . . . . .     171,500           4,002,810
         Nabors Industries Ltd.*. . . . . . . . .      49,700           1,965,635
         Noble Corp.*/\ . . . . . . . . . . . . .       6,100             209,230
         Rowan Cos., Inc.*. . . . . . . . . . . .      57,600           1,290,240

                                                                     ------------
                                                                        7,467,915
                                                                     ------------
         OIL & GAS EQUIPMENT & SERVICES (2.1%)
         Baker Hughes, Inc. . . . . . . . . . . .     228,050           7,655,639
         BJ Services Co.* . . . . . . . . . . . .     126,740           4,735,006
         Cooper Cameron Corp.*. . . . . . . . . .      42,430           2,137,623
         Schlumberger Ltd.. . . . . . . . . . . .      42,700           2,031,239
         Smith International, Inc.* . . . . . . .      45,300           1,664,322

                                                                     ------------
                                                                       18,223,829
                                                                     ------------
          TOTAL ENERGY. . . . . . . . . . . . . .                      27,982,433
                                                                     ------------
         FINANCIALS (9.5%)
         BANKS (1.1%)
         Banknorth Group, Inc.. . . . . . . . . .      67,200           1,714,944
         First Tennessee National Corp. . . . . .      38,300           1,681,753
         Investors Financial Services Corp./\ . .     118,700           3,443,487

EQ ADVISORS TRUST
EQ/MFS EMERGING GROWTH COMPANIES PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2003 (Unaudited)

                                                   NUMBER OF             VALUE
                                                     SHARES             (NOTE 1)
-----------------------------------------------------------------------------------
         Mellon Financial Corp. . . . . . .            83,000       $   2,303,250
         Northern Trust Corp. . . . . . . .            14,600             610,134

                                                                     ------------
                                                                        9,753,568
                                                                     ------------
         DIVERSIFIED FINANCIALS (5.9%)
         Affiliated Managers Group, Inc.*/\ . . .      19,600           1,194,620
         American Express Co. . . . . . . . . . .      26,900           1,124,689
         Ameritrade Holding Corp.*/\. . . . . . .     150,900           1,118,169
         Citigroup, Inc.. . . . . . . . . . . . .     237,294          10,156,183
         E*TRADE Group, Inc.*/\ . . . . . . . . .      75,700             643,450
         Fannie Mae . . . . . . . . . . . . . . .     115,800           7,809,552
         Freddie Mac. . . . . . . . . . . . . . .      56,500           2,868,505
         Gallagher (Arthur J.) & Co.. . . . . . .      44,100           1,199,520
         Goldman Sachs Group, Inc.. . . . . . . .      77,030           6,451,262
         Legg Mason, Inc. . . . . . . . . . . . .      19,600           1,273,020
         Lehman Brothers Holdings, Inc. . . . . .      38,900           2,586,072
         Merrill Lynch & Co., Inc.  . . . . . . .     153,392           7,160,339
         SLM Corp.  . . . . . . . . . . . . . . .     121,200           4,747,404
         Software Holders Trust . . . . . . . . .      47,600           1,503,208
         T. Rowe Price Group, Inc.. . . . . . . .      36,200           1,366,550
         Waddell & Reed Financial, Inc.,. . . . .
          Class A . . . . . . . . . . . . . . . .      25,400             652,018

                                                                     ------------
                                                                       51,854,561
                                                                     ------------
         INSURANCE (2.5%)
         ACE Ltd. . . . . . . . . . . . . . . . .      33,300           1,141,857
         Marsh & McLennan Cos., Inc.. . . . . . .      97,600           4,984,432
         Metlife, Inc.  . . . . . . . . . . . . .      55,728           1,578,217
         Travelers Property Casualty Corp.,
          Class A . . . . . . . . . . . . . . . .     408,715           6,498,569
         Willis Group Holdings Ltd. . . . . . . .     121,600           3,739,200
         XL Capital Ltd., Class A . . . . . . . .      45,900           3,809,700

                                                                     ------------
                                                                       21,751,975
                                                                     ------------
          TOTAL FINANCIALS. . . . . . . . . . . .                      83,360,104
                                                                     ------------
         HEALTH CARE (20.7%)
         BIOTECHNOLOGY (4.5%)
         Affymetrix, Inc.*/\  . . . . . . . . . .      21,900             431,649
         Amgen, Inc.* . . . . . . . . . . . . . .     241,850          16,068,514
         Celgene Corp.*/\ . . . . . . . . . . . .      39,300           1,194,720
         Genentech, Inc.* . . . . . . . . . . . .      23,800           1,716,456
         Genzyme Corp. - General Division*            187,370           7,832,066
         Gilead Sciences, Inc.* . . . . . . . . .      98,300           5,463,514
         ICOS Corp.*/\  . . . . . . . . . . . . .      22,000             808,500
         IDEC Pharmaceuticals Corp.*/\  . . . . .      88,000           2,992,000
         InterMune, Inc.*/\ . . . . . . . . . . .      21,810             351,359
         Invitrogen Corp.*/\  . . . . . . . . . .      59,600           2,286,852

                                                                     ------------
                                                                       39,145,630
                                                                     ------------
         HEALTH CARE EQUIPMENT & SERVICES (9.0%)
         Advanced Medical Optics, Inc.*/\ . . . .       6,036             102,914
         Aetna, Inc.. . . . . . . . . . . . . . .      77,200           4,647,440
         Alcon, Inc.. . . . . . . . . . . . . . .      31,100           1,421,270
         AmerisourceBergen Corp.  . . . . . . . .      90,900           6,303,915
         Apogent Technologies, Inc.*/\. . . . . .     132,800           2,656,000
         Baxter International, Inc. . . . . . . .      31,100             808,600
         Boston Scientific Corp.* . . . . . . . .      52,600           3,213,860
         Caremark Rx, Inc.* . . . . . . . . . . .     415,320          10,665,417
         Cytyc Corp.* . . . . . . . . . . . . . .     292,730           3,079,520
         DENTSPLY International, Inc. . . . . . .     106,200           4,343,580
         Express Scripts, Inc.* . . . . . . . . .     122,530           8,371,250
         Guidant Corp.. . . . . . . . . . . . . .      84,400           3,746,516
         Health Management Associates, Inc.,
          Class A . . . . . . . . . . . . . . . .     273,300           5,042,385
         Laboratory Corp of
          America Holdings*/\ . . . . . . . . . .      58,830           1,773,724
         Lincare Holdings, Inc.*. . . . . . . . .      39,200           1,235,192
         Medtronic, Inc.. . . . . . . . . . . . .     113,600           5,449,392
         Millipore Corp.* . . . . . . . . . . . .     107,800           4,783,086


         St. Jude Medical, Inc.*. . . . . . . . .      14,600             839,500
         Tenet Healthcare Corp.*. . . . . . . . .     286,400           3,336,560
         Varian Medical Systems, Inc.*. . . . . .      23,770           1,368,439
         WebMD Corp.*/\ . . . . . . . . . . . . .      88,800             961,704
         WellPoint Health Networks, Inc.* . . . .      61,300           5,167,590

                                                                     ------------
                                                                       79,317,854
                                                                     ------------
         PHARMACEUTICALS (7.2%)
         Abbott Laboratories. . . . . . . . . . .     192,200           8,410,672
         AstraZeneca plc. . . . . . . . . . . . .      48,900           1,960,809
         Biogen, Inc.*. . . . . . . . . . . . . .      68,800           2,614,400
         Forest Laboratories, Inc.* . . . . . . .     110,100           6,027,975
         ICN Pharmaceuticals, Inc./\  . . . . . .     124,500           2,086,620
         Johnson & Johnson. . . . . . . . . . . .      37,100           1,918,070
         Medicis Pharmaceutical Corp.,
          Class A . . . . . . . . . . . . . . . .      64,000           3,628,800
         MedImmune, Inc.* . . . . . . . . . . . .      91,550           3,329,674
         Mylan Laboratories, Inc. . . . . . . . .      80,620           2,803,157
         Novartis AG (Registered) . . . . . . . .     147,600           5,840,582
         Pfizer, Inc. . . . . . . . . . . . . . .     152,960           5,223,584
         Schering-Plough Corp.. . . . . . . . . .     309,400           5,754,840
         SICOR, Inc.* . . . . . . . . . . . . . .      73,900           1,503,126
         Teva Pharmaceutical Industries
          Ltd. (ADR)/\  . . . . . . . . . . . . .     148,040           8,427,917
         Watson Pharmaceuticals, Inc.*. . . . . .      34,000           1,372,580
         Wyeth. . . . . . . . . . . . . . . . . .      52,500           2,391,375

                                                                     ------------
                                                                       63,294,181
                                                                     ------------
          TOTAL HEALTH CARE . . . . . . . . . . .                     181,757,665
                                                                     ------------
         INDUSTRIALS (8.2%)
         AEROSPACE & DEFENSE (0.7%)
         Alliant Techsystems, Inc.*/\ . . . . . .      51,800           2,688,938
         Northrop Grumman Corp. . . . . . . . . .      43,000           3,710,470

                                                                     ------------
                                                                        6,399,408
                                                                     ------------
         AIR FREIGHT & COURIERS (0.1%)
         FedEx Corp.. . . . . . . . . . . . . . .      21,100           1,308,833
                                                                     ------------
         AIRLINES (0.4%)
         JetBlue Airways Corp.* . . . . . . . . .      79,400           3,357,826
                                                                     ------------
         COMMERCIAL SERVICES & SUPPLIES (4.5%)
         Apollo Group, Inc., Class A* . . . . . .      36,600           2,260,416
         ARAMARK Corp., Class B*. . . . . . . . .     134,240           3,009,661
         Career Education Corp.*. . . . . . . . .       2,400             164,208
         Cendant Corp.* . . . . . . . . . . . . .     536,070           9,820,802
         Expeditors International of
          Washington, Inc.. . . . . . . . . . . .      69,200           2,397,088
         First Data Corp. . . . . . . . . . . . .     150,590           6,240,450
         Iron Mountain, Inc.*/\ . . . . . . . . .      57,430           2,130,079
         Manpower, Inc. . . . . . . . . . . . . .      67,950           2,520,265
         Monster Worldwide , Inc.*. . . . . . . .      31,100             613,603
         Paychex, Inc.. . . . . . . . . . . . . .      37,700           1,104,987
         Robert Half International, Inc.*/\ . . .      60,600           1,147,764
         Weight Watchers
          International, Inc.*/\  . . . . . . . .     163,820           7,452,172
         Werner Enterprises, Inc. . . . . . . . .      27,700             587,240

                                                                     ------------
                                                                       39,448,735
                                                                     ------------
         ELECTRICAL EQUIPMENT (0.3%)
         Rockwell Automation, Inc.. . . . . . . .     106,700           2,543,728
                                                                     ------------
         INDUSTRIAL CONGLOMERATES (1.8%)
         3M Co. . . . . . . . . . . . . . . . . .      17,400           2,244,252
         General Electric Co. . . . . . . . . . .     128,130           3,674,768
         Tyco International Ltd.. . . . . . . . .     529,300          10,046,114

                                                                     ------------
                                                                       15,965,134
                                                                     ------------
         MACHINERY (0.3%)
         ITT Industries, Inc. . . . . . . . . . .      37,700           2,467,842
                                                                     ------------

EQ ADVISORS TRUST
EQ/MFS EMERGING GROWTH COMPANIES PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2003 (Unaudited)

                                                    NUMBER OF            VALUE
                                                     SHARES             (NOTE 1)
-----------------------------------------------------------------------------------
         TRUCKING (0.1%)

                                                                    $
         Swift Transportation Co., Inc.*. .            39,250             730,835
                                                                     ------------
          TOTAL INDUSTRIALS . . . . . . . .                            72,222,341
                                                                     ------------
         INFORMATION TECHNOLOGY (25.2%)
         APPLICATION SOFTWARE (1.1%)
         BEA Systems, Inc.*/\. . . . . . .            190,700           2,071,002
         Business Objects S.A. (ADR)*/\. .             77,857           1,708,961
         Mercury Interactive Corp.* . . . .            29,300           1,131,273
         SAP AG . . . . . . . . . . . . . .            10,600           1,241,603
         Symantec Corp.*. . . . . . . . . .            82,800           3,631,608

                                                                     ------------
                                                                        9,784,447
                                                                     ------------
         COMPUTER HARDWARE (2.8%)
         Apple Computer, Inc.*. . . . . . .            69,200           1,323,104
         Dell Computer Corp.* . . . . . . .           329,510          10,531,140
         Hewlett-Packard Co.. . . . . . . .           199,200           4,242,960
         International Business Machines
          Corp. . . . . . . . . . . . . . .           104,700           8,637,750

                                                                     ------------
                                                                       24,734,954
                                                                     ------------
         COMPUTER STORAGE & PERIPHERALS (0.3%)
         Lexmark International, Inc.* . . .            22,364           1,582,700
         Seagate Technology*. . . . . . . .            49,400             871,910

                                                                     ------------
                                                                        2,454,610
                                                                     ------------
         ELECTRONIC EQUIPMENT & INSTRUMENTS (2.0%)
         Agere Systems, Inc., Class B*/\. .           700,400           1,610,920
         Energizer Holdings, Inc.*. . . . .            39,400           1,237,160
         Lockheed Martin Corp.. . . . . . .           140,500           6,683,585
         Thermo Electron Corp.*/\. . . . .            175,900           3,697,418
         Waters Corp.*. . . . . . . . . . .           163,100           4,751,103

                                                                     ------------
                                                                       17,980,186
                                                                     ------------
         INTERNET SOFTWARE & SERVICES (1.2%)
         eBay, Inc.*. . . . . . . . . . . .            26,000           2,708,680
         Expedia, Inc., Class A*. . . . . .            59,000           4,506,420
         Getty Images, Inc.*/\. . . . . . .            28,400           1,172,920
         Yahoo!, Inc.*. . . . . . . . . . .            65,400           2,142,504

                                                                     ------------
                                                                       10,530,524
                                                                     ------------
         IT CONSULTING & SERVICES (4.5%)
         Affiliated Computer Services, Inc.,
          Class A*. . . . . . . . . . . . .            91,960           4,205,331
         BearingPoint, Inc.*. . . . . . . .           117,300           1,131,945
         BISYS Group, Inc.* . . . . . . . .           557,670          10,244,398
         ChoicePoint, Inc.*/\. . . . . . .             67,300           2,323,196
         DST Systems, Inc.* . . . . . . . .           207,800           7,896,400
         Fiserv, Inc.*. . . . . . . . . . .            85,955           3,060,858
         Sungard Data Systems, Inc.*. . . .           408,640          10,587,862

                                                                     ------------
                                                                       39,449,990
                                                                     ------------
         NETWORKING EQUIPMENT (1.4%)
         Cisco Systems, Inc.* . . . . . . .           747,766          12,480,215
                                                                     ------------
         SEMICONDUCTOR EQUIPMENT (1.7%)
         ASML Holding N.V. (ADR)*/\. . . .            118,000           1,128,080
         Lam Research Corp.*. . . . . . . .            58,400           1,063,464
         Microchip Technology, Inc. . . . .           231,400           5,699,382
         Novellus Systems, Inc.*. . . . . .           182,244           6,673,957

                                                                     ------------
                                                                       14,564,883
                                                                     ------------
         SEMICONDUCTORS (2.9%)
         Altera Corp.*. . . . . . . . . . .           257,300           4,219,720
         Analog Devices, Inc.*. . . . . . .           301,540          10,499,623
         Linear Technology Corp.. . . . . .            85,410           2,751,056
         Maxim Integrated Products, Inc.. .            91,200           3,118,128
         STMicroelectronics N.V. (ADR)/\. .           152,610           3,172,762
         Texas Instruments, Inc.. . . . . .            40,600             714,560
         Xilinx, Inc.*. . . . . . . . . . .            39,600           1,002,276

                                                                     ------------
                                                                       25,478,125
                                                                     ------------
         SYSTEMS SOFTWARE (5.6%)
         Microsoft Corp.. . . . . . . . . .           735,400          18,833,594
         Network Associates, Inc.*/\. . . .           301,370           3,821,371
         Oracle Corp.*. . . . . . . . . . .           648,705           7,797,434
         SAP AG (ADR) . . . . . . . . . . .           147,800           4,318,716
         VERITAS Software Corp.*. . . . . .           496,210          14,226,341

                                                                     ------------
                                                                       48,997,456
                                                                     ------------
         TELECOMMUNICATIONS EQUIPMENT (1.7%)
         Adtran, Inc.*/\. . . . . . . . . .            65,100           3,338,979
         Advanced Fibre
          Communications, Inc.* . . . . . .            84,190           1,369,771
         Amdocs Ltd.* . . . . . . . . . . .           249,900           5,997,600
         American Tower Corp., Class A*/\.            295,150           2,612,078
         Scientific-Atlanta, Inc. . . . . .            71,100           1,695,024

                                                                     ------------
                                                                       15,013,452
                                                                     ------------
          TOTAL INFORMATION TECHNOLOGY  . .                           221,468,842
                                                                     ------------
         MATERIALS (1.1%)
         CHEMICALS (0.5%)
         Praxair, Inc.. . . . . . . . . . .            80,870           4,860,287
                                                                     ------------
         CONTAINERS & PACKAGING (0.1%)
         Smurfit-Stone Container Corp.* . .            74,400             969,432
                                                                     ------------
         PAPER & FOREST PRODUCTS (0.5%)
         International Paper Co.. . . . . .           117,160           4,186,127
                                                                     ------------
          TOTAL MATERIALS . . . . . . . . .                            10,015,846
                                                                     ------------
         TELECOMMUNICATION SERVICES (1.3%)
         WIRELESS TELECOMMUNICATION SERVICES (1.3%)
         AT&T Wireless Services, Inc.*. . .           371,300           3,048,373
         Crown Castle International Corp.*/\          479,600           3,726,492

         Sprint Corp. (PCS Group)*/\. . . .           614,700           3,534,525
         Vodafone Group plc (ADR)/\. . . .             75,442           1,482,435

                                                                     ------------
          TOTAL TELECOMMUNICATION SERVICES                             11,791,825
                                                                     ------------
         TOTAL COMMON STOCKS (97.3%)
          (Cost $785,095,111) . . . . . . .                           855,571,077
                                                                     ------------
                                                   PRINCIPAL
                                                     AMOUNT
                                                   ------------

         SHORT-TERM DEBT SECURITIES:
         SHORT TERM INVESTMENTS OF CASH COLLATERAL
          FOR SECURITIES LOANED (8.6%)

         Den Norske Bank
          1.27%, 8/5/03 . . . . . . . . . .       $10,011,570          10,011,570
         Morgan Stanley, Discover
          1.44%, 7/1/03 . . . . . . . . . .        10,000,000          10,000,000
         Nomura Securities
          1.29%, 7/1/03 . . . . . . . . . .        30,702,160          30,702,160
          1.42%, 7/1/03 . . . . . . . . . .        25,000,000          25,000,000

                                                                     ------------
                                                                       75,713,730
                                                                     ------------
         TIME DEPOSIT (2.3%)
         J.P. Morgan Chase Nassau
          0.58%, 7/1/03 . . . . . . . . . .        20,136,979          20,136,979
                                                                     ------------
         TOTAL SHORT-TERM DEBT SECURITIES:
          (10.9%)
          (Amortized Cost $95,850,709). . .                            95,850,709
                                                                     ------------
         TOTAL INVESTMENTS (108.2%)
          (Cost/Amortized Cost $880,945,820)                          951,421,786

         OTHER ASSETS LESS LIABILITIES                                (71,694,683)
          (-8.2%) . . . . . . . . . . . . .                          ------------
         NET ASSETS (100%)  . . . . . . . .                          $879,727,103
                                                                     ============

EQ ADVISORS TRUST
EQ/MFS EMERGING GROWTH COMPANIES PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

*  Non-income producing.
/\ All, or a portion of security out on loan (See Note 1).

   Glossary:
   ADR-- American Depositary Receipt

Investment security transactions for the six months ended June 30, 2003 were as follows:

COST OF PURCHASES:
Stocks and long-term
 corporate debt
 securities. . . . . .                  $340,117,825
NET PROCEEDS OF SALES
 AND REDEMPTIONS:
Stocks and long-term
 corporate debt
 securities. . . . . .                   365,689,381

As of June 30, 2003, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross
 unrealized
 appreciation. . . . .                  $ 89,637,672
Aggregate gross
 unrealized
 depreciation. . . . .                   (19,161,706)
                                        ------------
Net unrealized
 appreciation. . . . .                  $ 70,475,966
                                        ============
Federal income tax cost
 of investments. . . .                  $880,945,820
                                        ============

At June 30, 2003, the Portfolio had loaned securities with a total value $73,892,718 which was secured by collateral of $75,720,655 (Note 1).

The Portfolio has a net capital loss carryforward of $1,029,308,977, of which $599,155,945 expires in the year 2009 and $430,153,032 expires in the year 2010.

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/MFS INVESTORS TRUST PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2003 (Unaudited)

                                                    NUMBER OF            VALUE
                                                     SHARES            (NOTE 1)
-----------------------------------------------------------------------------------
         COMMON STOCKS:
         CONSUMER DISCRETIONARY (16.0%)
         AUTOMOBILES (0.5%)


         Bayerische Motoren Werke
          (BMW) AG/\. . . . . . . . . . . .            30,600       $   1,175,423
                                                                    ------------
         DEPARTMENT STORES (0.5%)
         Kohl's Corp.* . . . . . . . . . . .           18,700             960,806
         Sears, Roebuck & Co.. . . . . . . .           10,100             339,764

                                                                     ------------
                                                                        1,300,570
                                                                     ------------
         GENERAL MERCHANDISE STORES (3.3%)
         Target Corp.. . . . . . . . . . . .           25,930             981,191
         Wal-Mart Stores, Inc. . . . . . . .          130,936           7,027,335

                                                                     ------------
                                                                        8,008,526
                                                                     ------------
         HOME IMPROVEMENT RETAIL (2.0%)
         Home Depot, Inc.. . . . . . . . . .          131,440           4,353,293
         Lowe's Cos., Inc. . . . . . . . . .           14,120             606,454

                                                                     ------------
                                                                        4,959,747
                                                                     ------------
         HOTELS (0.2%)

         Starwood Hotels & Resorts Worldwide,
          Inc. . . . . . . . . . . . . . . .           18,800             537,492
                                                                     ------------

         HOUSEHOLD DURABLES (0.3%)
         Newell Rubbermaid, Inc. . . . . . .           21,800             610,400
                                                                     ------------
         MEDIA (9.1%)
         AOL Time Warner, Inc.*. . . . . . .          183,827           2,957,776
         Clear Channel Communications, Inc.*           56,740           2,405,209

         Comcast Corp., Class A* . . . . . .           32,231             972,732
         COX Communications, Inc.,
          Class A*/\. . . . . . . . . . . .            19,200             612,480
         EchoStar Communications Corp., Class
          A* . . . . . . . . . . . . . . . .           15,160             524,839
         Gannett Co., Inc. . . . . . . . . .           39,594           3,041,215
         Liberty Media Corp., Class A* . . .           50,700             586,092
         McGraw-Hill Cos., Inc.. . . . . . .           17,250           1,069,500
         New York Times Co., Class A . . . .           48,810           2,220,855
         Reed Elsevier plc . . . . . . . . .          146,600           1,219,832
         Tribune Co. . . . . . . . . . . . .           29,700           1,434,510
         Viacom, Inc., Class B*. . . . . . .           98,802           4,313,695
         Walt Disney Co. . . . . . . . . . .           43,760             864,260

                                                                     ------------
                                                                       22,222,995
                                                                     ------------
         RESTAURANTS (0.1%)
         McDonald's Corp.. . . . . . . . . .           14,700             324,282
                                                                     ------------
          TOTAL CONSUMER DISCRETIONARY . . .                           39,139,435
                                                                     ------------
         CONSUMER STAPLES (9.3%)
         BEVERAGES (2.1%)
         Anheuser-Busch Cos., Inc. . . . . .           24,320           1,241,536
         PepsiCo, Inc. . . . . . . . . . . .           87,803           3,907,233

                                                                     ------------
                                                                        5,148,769
                                                                     ------------
         DRUG RETAIL (0.9%)
         CVS Corp. . . . . . . . . . . . . .           78,600           2,203,158
                                                                     ------------
         FOOD PRODUCTS (2.7%)
         Altria Group, Inc.. . . . . . . . .           86,350           3,923,744
         Archer-Daniels-Midland Co.. . . . .           47,100             606,177
         H.J. Heinz Co.. . . . . . . . . . .            4,400             145,112
         Kellogg Co. . . . . . . . . . . . .           16,780             576,729
         Nestle S.A. (Registered)/\. . . . .            3,938             812,573
         Unilever N.V. (ADR) . . . . . . . .            7,500             405,000

                                                                     ------------
                                                                        6,469,335
                                                                     ------------
         FOOD RETAIL (0.8%)
         Kroger Co.* . . . . . . . . . . . .          123,311           2,056,827
                                                                     ------------
         HOUSEHOLD PRODUCTS (2.6%)
         Kimberly-Clark Corp.. . . . . . . .           40,440           2,108,542
         Procter & Gamble Co.. . . . . . . .           43,229           3,855,162
         Reckitt Benckiser plc . . . . . . .           16,550             303,685

                                                                     ------------
                                                                        6,267,389
                                                                     ------------
         PERSONAL PRODUCTS (0.2%)
         Gillette Co.. . . . . . . . . . . .           18,092             576,411
                                                                     ------------
          TOTAL CONSUMER STAPLES . . . . . .                           22,721,889
                                                                     ------------
         ENERGY (6.8%)
         INTEGRATED OIL & GAS (4.8%)
         BP plc (ADR). . . . . . . . . . . .           21,904             920,406
         ConocoPhillips. . . . . . . . . . .           10,400             569,920
         EnCana Corp.. . . . . . . . . . . .           40,500           1,553,985
         EnCana Corp. (Toronto Exchange) . .           19,250             732,456
         Exxon Mobil Corp. . . . . . . . . .          193,126           6,935,155
         Total S.A. (ADR)/\. . . . . . . . .           12,900             977,820

                                                                     ------------
                                                                       11,689,742
                                                                     ------------
         OIL & GAS DRILLING (0.3%)
         Noble Corp.*. . . . . . . . . . . .           17,100             586,530
         Transocean, Inc.* . . . . . . . . .           12,700             279,019

                                                                     ------------
                                                                          865,549
                                                                     ------------
         OIL & GAS EQUIPMENT & SERVICES (1.5%)
         Baker Hughes, Inc.. . . . . . . . .           48,940           1,642,916
         Schlumberger Ltd. . . . . . . . . .           43,310           2,060,257

                                                                     ------------
                                                                        3,703,173
                                                                     ------------
         OIL & GAS EXPLORATION & PRODUCTION (0.2%)
         Anadarko Petroleum Corp.. . . . . .            9,500             422,465
                                                                     ------------
          TOTAL ENERGY . . . . . . . . . . .                           16,680,929
                                                                     ------------
         FINANCIALS (19.3%)
         BANKS (5.8%)
         Bank of America Corp. . . . . . . .           32,320           2,554,250
         Bank One Corp.. . . . . . . . . . .           64,200           2,386,956
         Charter One Financial, Inc. . . . .           10,920             340,486
         Mellon Financial Corp.. . . . . . .           24,090             668,497
         SunTrust Banks, Inc.. . . . . . . .           20,600           1,222,404
         U.S. Bancorp. . . . . . . . . . . .           74,500           1,825,250
         Wells Fargo & Co. . . . . . . . . .          101,268           5,103,907

                                                                     ------------
                                                                       14,101,750
                                                                     ------------
         DIVERSIFIED FINANCIALS (9.0%)
         Citigroup, Inc. . . . . . . . . . .          177,733           7,606,972
         Fannie Mae. . . . . . . . . . . . .           88,720           5,983,277
         Freddie Mac . . . . . . . . . . . .           43,598           2,213,471
         Goldman Sachs Group, Inc. . . . . .           23,880           1,999,950
         J.P. Morgan Chase & Co. . . . . . .           16,700             570,806
         MBNA Corp.. . . . . . . . . . . . .           30,100             627,284
         Merrill Lynch & Co., Inc. . . . . .           36,700           1,713,156
         SLM Corp. . . . . . . . . . . . . .           22,200             869,574
         State Street Corp.. . . . . . . . .           12,120             477,528

                                                                     ------------
                                                                       22,062,018
                                                                     ------------
         INSURANCE (4.5%)
         Allstate Corp.. . . . . . . . . . .           16,430             585,730
         American International Group, Inc..           24,830           1,370,119
         Chubb Corp. . . . . . . . . . . . .           17,100           1,026,000
         Hartford Financial Services Group,
          Inc. . . . . . . . . . . . . . . .           15,400             775,544
         Marsh & McLennan Cos., Inc. . . . .           23,900           1,220,573
         Metlife, Inc. . . . . . . . . . . .           66,060           1,870,819
         St. Paul Cos., Inc. . . . . . . . .           40,830           1,490,703
         Travelers Property Casualty Corp.,
          Class A. . . . . . . . . . . . . .           72,763           1,156,932
         Travelers Property Casualty Corp.,
          Class B. . . . . . . . . . . . . .           29,300             462,061
         XL Capital Ltd., Class A. . . . . .           11,250             933,750

                                                                     ------------
                                                                       10,892,231
                                                                     ------------
          TOTAL FINANCIALS . . . . . . . . .                           47,055,999
                                                                     ------------

EQ ADVISORS TRUST
EQ/MFS INVESTORS TRUST PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2003 (Unaudited)


                                                    NUMBER OF            VALUE
                                                     SHARES             (NOTE 1)
-----------------------------------------------------------------------------------
         HEALTH CARE (14.9%)
         BIOTECHNOLOGY (1.9%)
                                                                    $
         Amgen, Inc.*. . . . . . . . . . . .           44,400           2,949,936
         Genentech, Inc.*. . . . . . . . . .           25,000           1,803,000

                                                                     ------------
                                                                        4,752,936
                                                                     ------------
         HEALTH CARE EQUIPMENT & SERVICES (2.8%)
         AmerisourceBergen Corp. . . . . . .           21,500           1,491,025
         Baxter International, Inc.. . . . .           42,200           1,097,200
         Guidant Corp. . . . . . . . . . . .           23,400           1,038,726
         Medtronic, Inc. . . . . . . . . . .           16,810             806,376
         Tenet Healthcare Corp.* . . . . . .          156,300           1,820,895
         WellPoint Health Networks, Inc.*. .            6,000             505,800

                                                                     ------------
                                                                        6,760,022
                                                                     ------------
         PHARMACEUTICALS (10.2%)
         Abbott Laboratories . . . . . . . .           27,680           1,211,277
         AstraZeneca plc . . . . . . . . . .            9,200             368,905
         AstraZeneca plc (ADR)/\ . . . . . .           32,600           1,329,102
         Forest Laboratories, Inc.*. . . . .           10,900             596,775
         Johnson & Johnson . . . . . . . . .          101,528           5,248,997
         Novartis AG (Registered). . . . . .           75,700           2,995,474
         Pfizer, Inc.. . . . . . . . . . . .          213,399           7,287,576
         Schering-Plough Corp. . . . . . . .          158,800           2,953,680
         Wyeth . . . . . . . . . . . . . . .           63,200           2,878,760

                                                                     ------------
                                                                       24,870,546
                                                                     ------------
          TOTAL HEALTH CARE  . . . . . . . .                           36,383,504
                                                                     ------------
         INDUSTRIALS (9.6%)
         AEROSPACE & DEFENSE (0.4%)
         Northrop Grumman Corp.. . . . . . .            9,700             837,013
                                                                     ------------
         AIR FREIGHT & COURIERS (1.8%)
         FedEx Corp. . . . . . . . . . . . .           37,810           2,345,354
         United Parcel Service, Inc., Class B          32,200           2,051,140

                                                                     ------------
                                                                        4,396,494
                                                                     ------------
         BUILDING PRODUCTS (0.1%)
         American Standard Cos., Inc.* . . .            4,100             303,113
                                                                     ------------
         COMMERCIAL SERVICES & SUPPLIES (1.2%)
         ARAMARK Corp., Class B*/\ . . . . .           16,500             369,930
         Automatic Data Processing, Inc. . .           16,739             566,783
         Cendant Corp.*. . . . . . . . . . .           43,800             802,416
         First Data Corp.. . . . . . . . . .           27,784           1,151,369

                                                                     ------------
                                                                        2,890,498
                                                                     ------------
         ELECTRICAL EQUIPMENT (0.6%)
         Emerson Electric Co.. . . . . . . .           17,200             878,920
         Rockwell Automation, Inc. . . . . .           21,200             505,408

                                                                     ------------
                                                                        1,384,328
                                                                     ------------
         INDUSTRIAL CONGLOMERATES (3.6%)
         3M Co.. . . . . . . . . . . . . . .           19,880           2,564,122
         General Electric Co.. . . . . . . .          180,591           5,179,350
         Tyco International Ltd. . . . . . .           56,900           1,079,962

                                                                     ------------
                                                                        8,823,434
                                                                     ------------
         MACHINERY (0.7%)
         Deere & Co. . . . . . . . . . . . .           10,500             479,850
         Illinois Tool Works, Inc. . . . . .           11,500             757,275
         ITT Industries, Inc.. . . . . . . .            8,700             569,502

                                                                     ------------
                                                                        1,806,627
                                                                     ------------
         RAILROADS (1.2%)
         Canadian National Railway Co. . . .           29,538           1,425,504
         Union Pacific Corp. . . . . . . . .           24,400           1,415,688

                                                                     ------------
                                                                        2,841,192
                                                                     ------------
          TOTAL INDUSTRIALS  . . . . . . . .                           23,282,699
                                                                     ------------
         INFORMATION TECHNOLOGY (12.0%)
         APPLICATION SOFTWARE (0.1%)
         BEA Systems, Inc.*. . . . . . . . .           22,100             240,006
                                                                     ------------
         COMPUTER HARDWARE (2.5%)
         Dell Computer Corp.*. . . . . . . .            9,030             288,599
         Hewlett-Packard Co. . . . . . . . .           29,646             631,460
         International Business Machines
          Corp.. . . . . . . . . . . . . . .           62,746           5,176,545

                                                                     ------------
                                                                        6,096,604
                                                                     ------------
         ELECTRONIC EQUIPMENT & INSTRUMENTS (0.5%)
         Lockheed Martin Corp. . . . . . . .           24,820           1,180,687
         Waters Corp.* . . . . . . . . . . .              400              11,652

                                                                     ------------
                                                                        1,192,339
                                                                     ------------
         IT CONSULTING & SERVICES (0.7%)
         Accenture Ltd., Class A*. . . . . .           95,660           1,730,490
                                                                     ------------
         NETWORKING EQUIPMENT (1.7%)
         Cisco Systems, Inc.*. . . . . . . .          237,108           3,957,333
         Juniper Networks, Inc.*/\ . . . . .           16,800             207,816

                                                                     ------------
                                                                        4,165,149
                                                                     ------------
         SEMICONDUCTOR EQUIPMENT (0.8%)
         Microchip Technology, Inc.. . . . .           56,700           1,396,521
         Novellus Systems, Inc.* . . . . . .           13,490             494,017

                                                                     ------------
                                                                        1,890,538
                                                                     ------------
         SEMICONDUCTORS (1.3%)
         Analog Devices, Inc.* . . . . . . .           56,050           1,951,661
         STMicroelectronics N.V. (ADR)/\ . .           34,050             707,899
         Texas Instruments, Inc. . . . . . .           31,268             550,317

                                                                     ------------
                                                                        3,209,877
                                                                     ------------
         SYSTEMS SOFTWARE (4.4%)
         Microsoft Corp. . . . . . . . . . .          284,086           7,275,442
         Oracle Corp.* . . . . . . . . . . .          187,456           2,253,221
         VERITAS Software Corp.* . . . . . .           43,410           1,244,565

                                                                     ------------
                                                                       10,773,228
                                                                     ------------
          TOTAL INFORMATION TECHNOLOGY . . .                           29,298,231
                                                                     ------------
         MATERIALS (2.9%)
         CHEMICALS (1.9%)
         Air Products & Chemicals, Inc.. . .           20,600             856,960
         PPG Industries, Inc.. . . . . . . .           36,900           1,872,306
         Praxair, Inc. . . . . . . . . . . .           31,390           1,886,539

                                                                     ------------
                                                                        4,615,805
                                                                     ------------
         CONTAINERS & PACKAGING (0.1%)
         Smurfit-Stone Container Corp.*. . .           22,210             289,396
                                                                     ------------
         PAPER & FOREST PRODUCTS (0.9%)
         International Paper Co. . . . . . .           60,450           2,159,879
                                                                     ------------
          TOTAL MATERIALS  . . . . . . . . .                            7,065,080
                                                                     ------------
         TELECOMMUNICATION SERVICES (2.5%)
         DIVERSIFIED TELECOMMUNICATION SERVICES (2.0%)
         BellSouth Corp. . . . . . . . . . .           85,710           2,282,457
         Verizon Communications, Inc.. . . .           67,700           2,670,765

                                                                     ------------
                                                                        4,953,222
                                                                     ------------
         WIRELESS TELECOMMUNICATION SERVICES (0.5%)
         AT&T Wireless Services, Inc.* . . .           64,100             526,261
         Sprint Corp. (PCS Group)*/\ . . . .           43,000             247,250
         Vodafone Group plc (ADR)/\. . . . .           19,879             390,623

                                                                     ------------
                                                                        1,164,134
                                                                     ------------
          TOTAL TELECOMMUNICATION SERVICES .                            6,117,356
                                                                     ------------
         UTILITIES (2.3%)
         ELECTRIC UTILITIES (2.3%)
         Dominion Resources, Inc.. . . . . .           10,130             651,055
         Exelon Corp.. . . . . . . . . . . .           27,800           1,662,718
         PG&E Corp.* . . . . . . . . . . . .           31,700             670,455
         TXU Corp. . . . . . . . . . . . . .          100,900           2,265,205
         Wisconsin Energy Corp.. . . . . . .            9,300             269,700

                                                                     ------------
          TOTAL UTILITIES  . . . . . . . . .                            5,519,133
                                                                     ------------
         TOTAL COMMON STOCKS (95.6%)
          (Cost $226,930,366). . . . . . . .                          233,264,255
                                                                     ------------

EQ ADVISORS TRUST
EQ/MFS INVESTORS TRUST PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2003 (Unaudited)

                                                    NUMBER OF            VALUE
                                                     SHARES            (NOTE 1)
----------------------------------------------------------------------------------

         PREFERRED STOCKS:
         CONSUMER DISCRETIONARY (0.2%)
         AUTOMOBILES (0.2%)

         Porsche AG
          (Cost $564,722)  . . . . . . . . .            1,258        $    530,180
                                                                     ------------

                                                    PRINCIPAL
                                                     AMOUNT
                                                    ----------

         SHORT-TERM DEBT SECURITIES:
         SHORT TERM INVESTMENTS OF CASH COLLATERAL
          FOR SECURITIES LOANED (1.8%)
         Nomura Securities
          1.29%, 7/1/03. . . . . . . . . . .       $4,512,800           4,512,800
                                                                     ------------
         TIME DEPOSIT (4.1%)
         J.P. Morgan Chase Nassau
          0.58%, 7/1/03. . . . . . . . . . .        9,922,206           9,922,206
                                                                     ------------
         TOTAL SHORT-TERM DEBT SECURITIES
          (5.9%)
          (Amortized Cost $14,435,006) . . .                           14,435,006
                                                                     ------------
         TOTAL INVESTMENTS (101.7%)
          (Cost/Amortized Cost $241,930,094)                          248,229,441

         OTHER ASSETS LESS LIABILITIES                                 (4,256,504)
          (-1.7%). . . . . . . . . . . . . .                         ------------
         NET ASSETS (100%) . . . . . . . . .                         $243,972,937
                                                                     ============

--------------------------------------------------------------------------------

*  Non-income producing.
/\All, or a portion of security out on loan (See Note 1).

  Glossary:
  ADR-- American Depositary Receipt

--------------------------------------------------------------------------------
Investment security transactions for the six months ended June 30, 2003 were as follows:

COST OF PURCHASES:
Stocks and long-term
 corporate debt
 securities. . . . . .                  $106,345,651
NET PROCEEDS OF SALES
 AND REDEMPTIONS:
Stocks and long-term
 corporate debt
 securities. . . . . .                    85,123,573

As of June 30, 2003, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross
 unrealized
 appreciation. . . . .                  $ 13,721,113
Aggregate gross
 unrealized
 depreciation. . . . .                    (7,421,766)
                                        ------------
Net unrealized
 appreciation. . . . .                  $  6,299,347
                                        ============
Federal income tax cost
 of investments. . . .                  $241,930,094
                                        ============

At June 30, 2003, the Portfolio had loaned securities with a total value $4,386,907 which was secured by collateral of $4,512,800 (Note 1).

The Portfolio has a net capital loss carryforward of $61,912,435, of which $836,647 expires in the year 2007, $146,486 expires in the year 2008, $29,385,246 expires in the year 2009, and $31,544,056 expires in the year 2010.

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2003 (Unaudited)

                                                PRINCIPAL              VALUE
                                                 AMOUNT               (NOTE 1)
----------------------------------------------------------------------------------
         SHORT-TERM DEBT SECURITIES:
         BANKERS ACCEPTANCES (2.7%)
         Bank of America Corp.
          0.90%,  7/23/03 . . . . . . .        $50,000,000        $   49,971,278
         Bank One Corp. NA
          1.10%,  7/24/03 . . . . . . .          2,500,000             2,498,163
                                                                  --------------
                                                                      52,469,441
                                                                  --------------
         CERTIFICATES OF DEPOSIT (18.8%)
         Bank of America Corp.
          1.52%,  3/12/04 . . . . . . .         35,000,000            35,083,372
         Bank of New York
          0.96%,  4/28/04 . . . . . . .         34,000,000            34,087,150
         Barclays Bank plc
          1.03%,  3/8/04. . . . . . . .         65,000,000            65,000,000
         Fortis Bank
          1.20%,  10/14/03. . . . . . .          4,700,000             4,700,000
         HSBC Bank plc
          1.25%,  7/1/03. . . . . . . .         48,000,000            48,000,000
         J.P. Morgan Chase & Co.
          1.25%,  10/15/03. . . . . . .         36,000,000            36,000,000
         LandesBank Baden Wurttemb
          1.18%,  3/15/04 . . . . . . .         50,000,000            50,021,428
         Natexis Banque
          1.29%,  11/24/03. . . . . . .         29,000,000            29,000,000
         Regions Bank Corp.
          1.17%,  9/29/03 . . . . . . .         29,000,000            29,000,000
         Toronto Dominion Bank,  Ltd.
          1.25%,  10/15/03. . . . . . .         30,000,000            30,000,000
                                                                  --------------
                                                                     360,891,950
                                                                  --------------
         COMMERCIAL PAPER (65.0%)
         Abbott Laboratories
          0.00%,  7/1/03(S) . . . . . .          9,411,000             9,411,000
          0.51%,  7/2/03(S) . . . . . .         13,000,000            12,999,635
         American General Finance Corp.
          1.16%,  8/11/03 . . . . . . .         41,500,000            41,443,756
          1.16%,  8/12/03 . . . . . . .         30,000,000            29,958,350
         Amstel Funding Corp.
          1.18%,  7/18/03(S)  . . . . .         35,000,000            34,979,340
         ASPEN Funding Corp.
          1.09%,  7/8/03(S) . . . . . .         32,000,000            31,992,284
         Barton Corp.
          0.97%,  7/9/03(S) . . . . . .         20,962,000            20,956,922
         Bellsouth Corp.
          0.94%,  7/15/03(S)  . . . . .          9,775,000             9,771,161
         Caterpillar Financial Services Corp.
          1.05%,  9/9/03. . . . . . . .         15,000,000            14,969,083
          1.04%,  9/15/03 . . . . . . .          7,187,000             7,171,069
         CDC Commercial Paper Corp.
          1.00%,  7/14/03(S)  . . . . .          3,300,000             3,298,713
         Coca Cola Co.
          0.92%,  9/5/03. . . . . . . .         25,000,000            24,957,375
         Concord Minuteman Corp.
          0.00%,  7/1/03. . . . . . . .         29,000,000            29,000,000
         Depfa Bank Europe plc
          1.04%,  9/24/03(S)  . . . . .         28,400,000            28,329,592
         Dorada Finance, Inc.
          1.07%,  11/20/03(S) . . . . .         41,000,000            41,000,000
         Du Pont (E.I.) de Nemours & Co.
          0.97%,  7/7/03. . . . . . . .         29,000,000            28,994,538
         General Electric Capital Corp.
          0.00%,  7/1/03. . . . . . . .         57,000,000            57,000,000
         International Lease Finance Corp.
          1.04%,  7/11/03 . . . . . . .        $29,000,000        $   28,990,817
         Johnson & Johnson
          1.14%,  7/15/03(S)  . . . . .         21,000,000            20,990,037
          0.91%,  10/1/03(S)  . . . . .         50,000,000            49,882,444
         K2 USA LLC
          1.32%,  4/15/04(S)  . . . . .         45,000,000            45,000,000
         KFW International Finance
          1.08%,  7/8/03(S) . . . . . .         50,000,000            49,988,042
         M&I Marshall & Ilsley Bank
          1.19%,  8/21/03 . . . . . . .         29,000,000            29,000,207
         Merck & Co., Inc.
          0.84%,  7/9/03. . . . . . . .          5,000,000             4,998,944
          1.05%,  8/21/03 . . . . . . .         56,000,000            55,915,113
         Metlife Funding Corp.
          0.98%,  7/9/03. . . . . . . .         34,000,000            33,991,689
         Nordea N.A.
          0.96%,  7/17/03 . . . . . . .         28,800,000            28,787,008
         Northern Rock plc
          1.03%,  7/10/03(S)  . . . . .         21,000,000            20,994,015
         Pfizer, Inc.
          0.97%,  7/7/03(S) . . . . . .         39,961,000            39,953,474
          1.02%,  7/10/03(S)  . . . . .         12,000,000            11,996,610
          1.03%,  7/11/03(S)  . . . . .          4,497,000             4,495,588
          0.88%,  8/15/03(S)  . . . . .          5,000,000             4,994,375
         Private Export Funding Corp.
          1.02%,  12/16/03(S) . . . . .         10,000,000             9,952,400
         Procter & Gamble Co.
          0.97%,  7/31/03(S)  . . . . .         28,400,000            28,376,333
         Shell Finance (UK) plc
          1.16%,  7/24/03(S)  . . . . .         60,000,000            59,953,616
          1.52%,  9/18/03(S)  . . . . .          5,000,000             4,983,213
         Sigma Financial, Inc.
          1.11%,  7/17/03(S)  . . . . .         80,000,000            79,998,947
         Toyota Motor Credit Corp.
          1.03%,  3/5/04. . . . . . . .         60,000,000            59,999,999
         UBS Finance (Del) LLC
          0.00%,  7/1/03. . . . . . . .         57,000,000            57,000,000
         Verizon Global Funding Corp.
          1.00%,  8/13/03 . . . . . . .          3,400,000             3,395,858
         Verizon Network Funding Corp.
          1.17%,  7/24/03 . . . . . . .         25,000,000            24,980,514
         Wells Fargo Bank N.A.
          1.03%,  3/4/04. . . . . . . .         65,000,000            64,999,999
                                                                  --------------
                                                                   1,249,852,060
                                                                  --------------
         TIME DEPOSIT (0.0%)
         J.P. Morgan Chase Nassau,
          0.58%,  7/1/03. . . . . . . .            303,701               303,701
                                                                  --------------
         U.S. GOVERNMENT AGENCY (4.2%)
         Federal Home Loan Bank
          (Discount Note),  9/27/04 . .         80,000,000            79,960,141
                                                                  --------------
         VARIABLE RATE SECURITIES (9.3%)
         American Express Credit Corp.
          1.19%,  12/17/03. . . . . . .         30,000,000            30,011,178
         Bank of America Corp.
          1.20%,  6/15/04 . . . . . . .          2,000,000             2,103,073
         Bank One NA Illinois
          1.17%,  9/17/03 . . . . . . .         30,500,000            30,509,303
          CC USA, Inc.
          1.28%,  8/6/03(S) . . . . . .         40,000,000            40,000,000
         Citigroup, Inc.
          1.52%,  3/9/04. . . . . . . .         18,500,000            18,534,817
         Rabobank Nederlander
          1.03%,  3/12/04 . . . . . . .         55,000,000            54,996,168

EQ ADVISORS TRUST
EQ/MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2003 (Unaudited)


                                                PRINCIPAL              VALUE
                                                 AMOUNT               (NOTE 1)
--------------------------------------------------------------------------------
         Wells Fargo & Co.
          1.36%,  8/15/03 . . . . . . .        $ 2,000,000        $    2,007,325
                                                                  --------------
                                                                     178,161,864
                                                                  --------------
         TOTAL SHORT-TERM DEBT
          SECURITIES (100.0%)
          (Amortized Cost
           $1,921,639,157). . . . . . .                            1,921,639,157

         OTHER ASSETS LESS LIABILITIES                                       (27)
          (-0.0%) . . . . . . . . . . .                           --------------
         NET ASSETS (100%)  . . . . . .                           $1,921,639,130
                                                                  ==============

--------------------------------------------------------------------------------
  Securities exempt from registration under Rule 144A of the Securities
  Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2003, these securities amounted to $664,297,741 or 34.6% of net assets.

The Portfolio has a net capital loss carryforward of $106,234 whichexpires in the year 2009.


                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/PUTNAM GROWTH & INCOME VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2003 (Unaudited)

                                                   NUMBER OF             VALUE
                                                    SHARES             (NOTE 1)
--------------------------------------------------------------------------------
         COMMON STOCKS:
         CONSUMER DISCRETIONARY  (9.5%)
         APPAREL RETAIL  (0.6%)

         Limited Brands, Inc.. . . . .                122,552       $  1,899,556
         TJX Cos., Inc.. . . . . . . .                 73,432          1,383,459

                                                                    ------------
                                                                       3,283,015
                                                                    ------------
         AUTO COMPONENTS  (0.2%)
         AutoZone, Inc.* . . . . . . .                  3,472            263,768
         Lear Corp.* . . . . . . . . .                 19,614            902,636

                                                                    ------------
                                                                       1,166,404
                                                                    ------------
         AUTOMOBILES  (0.3%)
         Ford Motor Co.. . . . . . . .                140,671          1,545,974
                                                                    ------------
         CASINOS & GAMING  (0.4%)
         Harrah's Entertainment, Inc.*                 25,106          1,010,265
         MGM Mirage, Inc.* . . . . . .                 25,766            880,682

                                                                    ------------
                                                                       1,890,947
                                                                    ------------
         COMPUTER & ELECTRONICS RETAIL  (0.2%)
         RadioShack Corp.. . . . . . .                 37,946            998,359
                                                                    ------------
         DEPARTMENT STORES  (0.9%)
         Federated Department Stores,
          Inc. . . . . . . . . . . . .                 32,452          1,195,856
         J.C. Penney, Inc./\. . . . .                 131,958          2,223,493
         May Department Stores Co. . .                 28,000            623,280
         Sears, Roebuck & Co.. . . . .                 21,900            736,716

                                                                    ------------
                                                                       4,779,345
                                                                    ------------
         HOME IMPROVEMENT RETAIL  (1.1%)
         Home Depot, Inc.. . . . . . .                 99,032          3,279,940
         Lowe's Cos., Inc. . . . . . .                 59,276          2,545,904
         Sherwin-Williams Co.. . . . .                 11,497            309,039

                                                                    ------------
                                                                       6,134,883
                                                                    ------------
         HOTELS  (0.3%)
         Marriott International, Inc.,
          Class A. . . . . . . . . . .                 38,500          1,479,170
         Royal Caribbean Cruises Ltd./\                15,880            367,781

                                                                    ------------
                                                                       1,846,951
                                                                    ------------
         HOUSEHOLD DURABLES  (1.1%)
         Fortune Brands, Inc.. . . . .                 53,597          2,797,764
         Newell Rubbermaid, Inc. . . .                 31,763            889,364
         Whirlpool Corp./\. . . . . .                  34,083          2,171,087

                                                                    ------------
                                                                       5,858,215
                                                                    ------------
         LEISURE PRODUCTS  (0.3%)
         Mattel, Inc.. . . . . . . . .                 89,453          1,692,451
                                                                    ------------
         MEDIA  (2.9%)
         AOL Time Warner, Inc.*. . . .                293,172          4,717,137
         Comcast Corp., Class A* . . .                 20,800            627,744
         Comcast Corp., Special Class
          A*/\. . . . . . . . . . . .                  20,400            588,132
         Liberty Media Corp., Class A*                363,276          4,199,471
         McGraw-Hill Cos., Inc.. . . .                  7,800            483,600
         Walt Disney Co. . . . . . . .                257,587          5,087,343

                                                                    ------------
                                                                      15,703,427
                                                                    ------------
         PHOTOGRAPHIC PRODUCTS  (0.1%)
         Eastman Kodak Co./\. . . . .                  12,124            331,591
                                                                    ------------
         RESTAURANTS  (0.6%)
         Darden Restaurants, Inc.. . .                 14,500            275,210
         McDonald's Corp.. . . . . . .                124,500          2,746,470

                                                                    ------------
                                                                       3,021,680
                                                                    ------------
         SPECIALTY STORES  (0.4%)
         Office Depot, Inc.* . . . . .                100,020          1,451,290
         Staples, Inc.*. . . . . . . .                 43,070            790,335

                                                                    ------------
                                                                       2,241,625
                                                                    ------------
         TEXTILES & APPAREL  (0.1%)
         Jones Apparel Group, Inc.*. .                 18,945            554,331
         V.F. Corp.. . . . . . . . . .                  6,481            220,159

                                                                    ------------
                                                                         774,490
                                                                    ------------
          TOTAL CONSUMER DISCRETIONARY                                51,269,357
                                                                    ------------

         CONSUMER STAPLES  (9.0%)
         BEVERAGES  (2.2%)

         Anheuser-Busch Cos., Inc. . .                 14,000            714,700
         Coca-Cola Co. . . . . . . . .                169,158          7,850,623
         Coca-Cola Enterprises, Inc. .                 87,935          1,596,020
         Pepsi Bottling Group, Inc.. .                 75,207          1,505,644

                                                                    ------------
                                                                      11,666,987
                                                                    ------------
         DRUG RETAIL  (0.2%)
         Rite Aid Corp.*/\. . . . . .                 206,400            918,480
                                                                    ------------
         FOOD PRODUCTS  (4.5%)
         Altria Group, Inc.. . . . . .                298,911         13,582,516
         Archer-Daniels-Midland Co.. .                 70,943            913,036
         ConAgra Foods, Inc. . . . . .                 53,258          1,256,889
         H.J. Heinz Co.. . . . . . . .                 59,874          1,974,645
         Hershey Foods Corp. . . . . .                 11,028            768,211
         Kellogg Co. . . . . . . . . .                 55,408          1,904,373
         Kraft Foods, Inc., Class A. .                 48,267          1,571,091
         R.J. Reynolds Tobacco
          Holdings, Inc./\. . . . . .                   9,887            367,895
         Sara Lee Corp.. . . . . . . .                 69,536          1,307,972
         Unilever N.V. (ADR)/\. . . .                   8,711            470,394

                                                                    ------------
                                                                      24,117,022
                                                                    ------------
         HOUSEHOLD PRODUCTS  (1.9%)
         Colgate-Palmolive Co. . . . .                 36,600          2,120,970
         Kimberly-Clark Corp.. . . . .                 46,617          2,430,610
         Procter & Gamble Co.. . . . .                 64,460          5,748,543

                                                                    ------------
                                                                      10,300,123
                                                                    ------------
         PERSONAL PRODUCTS  (0.2%)
         Gillette Co.. . . . . . . . .                 42,000          1,338,120
                                                                    ------------
          TOTAL CONSUMER STAPLES . . .                                48,340,732
                                                                    ------------
         ENERGY  (7.7%)
         INTEGRATED OIL & GAS  (5.5%)
         Amerada Hess Corp.. . . . . .                 12,951            636,930
         ChevronTexaco Corp. . . . . .                 70,039          5,056,816
         ConocoPhillips. . . . . . . .                 82,876          4,541,605
         Exxon Mobil Corp. . . . . . .                408,291         14,661,730
         Marathon Oil Co.. . . . . . .                 67,743          1,785,028
         Occidental Petroleum Corp.. .                 13,685            459,131
         Royal Dutch Petroleum Co.
          (ADR). . . . . . . . . . . .                 55,400          2,582,748

                                                                    ------------
                                                                      29,723,988
                                                                    ------------
         OIL & GAS DRILLING  (0.3%)
         Noble Corp.*. . . . . . . . .                 20,372            698,760
         Transocean, Inc.* . . . . . .                 30,000            659,100

                                                                    ------------
                                                                       1,357,860
                                                                    ------------
         OIL & GAS EQUIPMENT & SERVICES  (0.9%)
         BJ Services Co.*. . . . . . .                  3,700            138,232
         El Paso Corp. . . . . . . . .                 16,300            131,704
         Halliburton Co. . . . . . . .                123,958          2,851,034
         Schlumberger Ltd. . . . . . .                 29,400          1,398,558

                                                                    ------------
                                                                       4,519,528
                                                                    ------------
         OIL & GAS EXPLORATION & PRODUCTION  (1.0%)
         Burlington Resources, Inc.. .                 49,507          2,676,843
         Devon Energy Corp.. . . . . .                 14,115            753,741
         Unocal Corp.. . . . . . . . .                 75,066          2,153,644

                                                                    ------------
                                                                       5,584,228
                                                                    ------------
          TOTAL ENERGY . . . . . . . .                                41,185,604
                                                                    ------------
         FINANCIALS  (31.2%)
         BANKS  (11.3%)
         AmSouth Bancorp . . . . . . .                 15,392            336,161
         Bank of America Corp. . . . .                153,167         12,104,788
         Bank of New York Co., Inc.. .                201,175          5,783,781
         Bank One Corp.. . . . . . . .                 28,000          1,041,040
         Comerica, Inc.. . . . . . . .                 64,895          3,017,618
         Fifth Third Bancorp . . . . .                 68,006          3,899,464
         First Tennessee National Corp.                12,481            548,041

EQ ADVISORS TRUST
EQ/PUTNAM GROWTH & INCOME VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2003 (Unaudited)


                                                   NUMBER OF             VALUE
                                                    SHARES              (NOTE 1)
--------------------------------------------------------------------------------
         FleetBoston Financial Corp. .                 64,821          1,925,832
         M&T Bank Corp./\. . . . . . .                 14,170          1,193,397
         Mellon Financial Corp.. . . .                 25,100            696,525
         National City Corp. . . . . .                 55,082          1,801,732
         Northern Trust Corp.. . . . .                  7,700            321,783
         Old Republic International
          Corp.. . . . . . . . . . . .                 16,203            555,277
         Sovereign Bancorp, Inc. . . .                 37,661            589,395
         TCF Financial Corp. . . . . .                  3,200            127,488
         U.S. Bancorp. . . . . . . . .                420,986         10,314,157
         Wachovia Corp.. . . . . . . .                 50,069          2,000,757
         Washington Mutual, Inc. . . .                136,245          5,626,919
         Wells Fargo & Co. . . . . . .                167,170          8,425,368
         Zions Bancorp/\. . . . . . .                  13,266            671,392

                                                                    ------------
                                                                      60,980,915
                                                                    ------------
         DIVERSIFIED FINANCIALS  (14.0%)
         American Express Co.. . . . .                    270             11,289
         BB&T Corp.. . . . . . . . . .                 32,705          1,121,781
         Capital One Financial Corp./\                 47,362          2,329,263
         Citigroup, Inc. . . . . . . .                574,587         24,592,324
         Fannie Mae. . . . . . . . . .                172,799         11,653,565
         Freddie Mac . . . . . . . . .                123,221          6,255,930
         Goldman Sachs Group, Inc. . .                  3,459            289,691
         J.P. Morgan Chase & Co. . . .                273,728          9,356,023
         Legg Mason, Inc.. . . . . . .                  9,710            630,664
         MBNA Corp.. . . . . . . . . .                344,618          7,181,839
         Merrill Lynch & Co., Inc. . .                172,426          8,048,846
         Morgan Stanley. . . . . . . .                  5,181            221,488
         Providian Financial Corp.*. .                 24,500            226,870
         State Street Corp.. . . . . .                 50,275          1,980,835
         Synovus Financial Corp. . . .                 60,500          1,300,750

                                                                    ------------
                                                                      75,201,158
                                                                    ------------
         INSURANCE  (5.5%)
         ACE Ltd.. . . . . . . . . . .                103,759          3,557,896
         American International Group,
          Inc. . . . . . . . . . . . .                257,269         14,196,103
         Berkshire Hathaway, Inc.,
          Class B*/\. . . . . . . . .                   1,526          3,708,180
         Chubb Corp. . . . . . . . . .                  1,600             96,000
         Fidelity National Financial,
          Inc./\. . . . . . . . . . .                  18,261            561,708
         Hartford Financial Services
          Group, Inc.. . . . . . . . .                 11,800            594,248
         MBIA, Inc.. . . . . . . . . .                  1,227             59,816
         Metlife, Inc. . . . . . . . .                 32,800            928,896
         MGIC Investment Corp. . . . .                  7,620            355,397
         Radian Group, Inc.. . . . . .                  6,944            254,498
         St. Paul Cos., Inc. . . . . .                 19,700            719,247
         Torchmark Corp. . . . . . . .                 11,914            443,796
         Travelers Property Casualty
          Corp., Class A . . . . . . .                 67,672          1,075,985
         Travelers Property Casualty
          Corp., Class B . . . . . . .                106,988          1,687,201
         XL Capital Ltd., Class A. . .                 18,600          1,543,800

                                                                    ------------
                                                                      29,782,771
                                                                    ------------
         REAL ESTATE  (0.4%)
         Boston Properties, Inc. (REIT)                 4,810            210,678
         Equity Office Properties
          Trust (REIT) . . . . . . . .                 61,984          1,674,188

                                                                    ------------
                                                                       1,884,866
                                                                    ------------
          TOTAL FINANCIALS . . . . . .                               167,849,710
                                                                    ------------
         HEALTH CARE  (12.8%)
         HEALTH CARE EQUIPMENT & SERVICES  (3.3%)
         AmerisourceBergen Corp. . . .                  14,823         1,027,975
         Baxter International, Inc.. .                  44,886         1,167,036
         Cardinal Health, Inc. . . . .                  56,456         3,630,121
         Caremark Rx, Inc.*. . . . . .                  35,064           900,443
         CIGNA Corp. . . . . . . . . .                  55,042         2,583,671
         Express Scripts, Inc.*. . . .                   7,080           483,706
         HCA, Inc./\. . . . . . . . .                   26,461           847,810
         Health Net, Inc.* . . . . . .                  16,200           533,790
         McKesson Corp.. . . . . . . .                  52,267     $   1,868,023
         Oxford Health Plans, Inc.*. .                  22,700           954,081
         Quest Diagnostics, Inc.*/\. .                  10,927           697,143
         Service Corp. International*/\                192,700           745,749
         UnitedHealth Group, Inc.. . .                  27,586         1,386,196
         WellPoint Health Networks,
          Inc.*. . . . . . . . . . . .                 11,803            994,993

                                                                    ------------
                                                                      17,820,737
                                                                    ------------
         PHARMACEUTICALS  (9.5%)
         Abbott Laboratories . . . . .                165,630          7,247,969
         Bristol-Myers Squibb Co.. . .                128,322          3,483,942
         Eli Lilly & Co. . . . . . . .                 56,591          3,903,081
         King Pharmaceuticals, Inc.* .                 88,682          1,308,946
         Merck & Co., Inc. . . . . . .                150,254          9,097,880
         Pfizer, Inc.. . . . . . . . .                564,367         19,273,133
         Schering-Plough Corp. . . . .                 73,500          1,367,100
         Wyeth . . . . . . . . . . . .                120,910          5,507,451

                                                                    ------------
                                                                      51,189,502
                                                                    ------------
          TOTAL HEALTH CARE  . . . . .                                69,010,239
                                                                    ------------
         INDUSTRIALS  (10.2%)
         AEROSPACE & DEFENSE  (2.4%)
         Boeing Co.. . . . . . . . . .                134,949          4,631,450
         Goodrich Corp.. . . . . . . .                  8,762            184,002
         Honeywell International, Inc.                 79,118          2,124,318
         Northrop Grumman Corp.. . . .                 18,772          1,619,836
         Raytheon Co.. . . . . . . . .                 26,900            883,396
         Rockwell Collins, Inc./\. . .                 39,500            972,885
         United Technologies Corp. . .                 33,163          2,348,935

                                                                    ------------
                                                                      12,764,822
                                                                    ------------
         AIRLINES  (0.3%)
         Southwest Airlines Co.. . . .                 85,750          1,474,900
                                                                    ------------
         BUILDING PRODUCTS  (0.2%)
         Masco Corp. . . . . . . . . .                 48,100          1,147,185
                                                                    ------------
         COMMERCIAL SERVICES & SUPPLIES  (1.0%)
         Automatic Data Processing,
          Inc. . . . . . . . . . . . .                 38,397          1,300,123
         Avery Dennison Corp.. . . . .                 22,755          1,142,301
         Convergys Corp.*. . . . . . .                 25,126            402,016
         H&R Block, Inc. . . . . . . .                 21,291            920,836
         Pitney Bowes, Inc.. . . . . .                 11,162            428,732
         Republic Services, Inc.*/\. .                 12,000            272,040
         Waste Management, Inc.. . . .                 34,900            840,741

                                                                    ------------
                                                                       5,306,789
                                                                    ------------
         ELECTRICAL EQUIPMENT  (0.3%)
         Emerson Electric Co.. . . . .                 29,100          1,487,010
         Rockwell Automation, Inc. . .                 13,068            311,541

                                                                    ------------
                                                                       1,798,551
                                                                    ------------
         INDUSTRIAL CONGLOMERATES  (4.0%)
         General Electric Co.. . . . .                486,950         13,965,726
         Textron, Inc. . . . . . . . .                 19,654            766,899
         Tyco International Ltd. . . .                354,375          6,726,038

                                                                    ------------
                                                                      21,458,663
                                                                    ------------
         MACHINERY  (0.6%)
         Dover Corp. . . . . . . . . .                  5,555            166,428
         Ingersoll-Rand Co.,
          Class A. . . . . . . . . . .                 43,055          2,037,362
         Parker-Hannifin Corp. . . . .                 22,100            927,979

                                                                    ------------
                                                                       3,131,769
                                                                    ------------
         RAILROADS  (1.4%)
         Burlington Northern
          Santa Fe Corp. . . . . . . .                 93,872          2,669,720
         CSX Corp. . . . . . . . . . .                 23,021            692,702
         Norfolk Southern Corp.. . . .                 73,937          1,419,590
         Union Pacific Corp. . . . . .                 50,789          2,946,778

                                                                    ------------
                                                                       7,728,790
                                                                    ------------
          TOTAL INDUSTRIALS  . . . . .                                54,811,469
                                                                    ------------

EQ ADVISORS TRUST
EQ/PUTNAM GROWTH & INCOME VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2003 (Unaudited)

                                                   NUMBER OF             VALUE
                                                    SHARES              (NOTE 1)
-----------------------------------------------------------------------------------

         INFORMATION TECHNOLOGY  (5.6%)
         APPLICATION SOFTWARE  (0.0%)

         Symantec Corp.* . . . . . . .                  5,525        $    242,326
                                                                     ------------
         COMPUTER HARDWARE  (2.7%)
         Hewlett-Packard Co. . . . . .                605,331          12,893,550
         Sun Microsystems, Inc.* . . .                319,900           1,471,540

                                                                     ------------
                                                                       14,365,090
                                                                     ------------
         COMPUTER STORAGE & PERIPHERALS  (0.2%)
         Lexmark International, Inc.*.                 14,279           1,010,525
                                                                     ------------
         ELECTRONIC EQUIPMENT & INSTRUMENTS  (0.7%)
         Flextronics International
          Ltd.*. . . . . . . . . . . .                 23,653             245,755
         Lockheed Martin Corp. . . . .                 42,149           2,005,028
         Solectron Corp.*/\  . . . . .                427,765           1,599,841

                                                                     ------------
                                                                        3,850,624
                                                                     ------------
         IT CONSULTING & SERVICES  (0.2%)
         Computer Sciences Corp.*. . .                    292              11,131
         Electronic Data Systems Corp.                 18,042             387,001
         Sungard Data Systems, Inc.* .                 26,375             683,376

                                                                     ------------
                                                                        1,081,508
                                                                     ------------
         OFFICE ELECTRONICS  (0.3%)
         Xerox Corp.*/\  . . . . . . .                153,464           1,625,184
                                                                     ------------
         SYSTEMS SOFTWARE  (1.1%)
         BMC Software, Inc.* . . . . .                 50,720             828,258
         Computer Associates
          International, Inc.. . . . .                195,382           4,353,111
         Microsoft Corp. . . . . . . .                 31,868             816,139

                                                                     ------------
                                                                        5,997,508
                                                                     ------------
         TELECOMMUNICATIONS EQUIPMENT  (0.4%)
         Amdocs Ltd.*. . . . . . . . .                 11,263             270,312
         Motorola, Inc./\  . . . . . .                168,300           1,587,069

                                                                     ------------
                                                                        1,857,381
                                                                     ------------
          TOTAL INFORMATION TECHNOLOGY                                 30,030,146
                                                                     ------------
         MATERIALS  (3.2%)
         CHEMICALS  (1.7%)
         Dow Chemical Co.. . . . . . .                119,107           3,687,553
         Du Pont (E.I.) de Nemours &
          Co.. . . . . . . . . . . . .                 42,100           1,753,044
         Hercules, Inc.* . . . . . . .                 28,400             281,160
         PPG Industries, Inc.. . . . .                 62,815           3,187,233

                                                                     ------------
                                                                        8,908,990
                                                                     ------------
         CONTAINERS & PACKAGING  (0.2%)
         Owens-Illinois, Inc.* . . . .                 18,000             247,860
         Sealed Air Corp.* . . . . . .                 10,577             504,100
         Smurfit-Stone Container Corp.*                41,418             539,676

                                                                     ------------
                                                                        1,291,636
                                                                     ------------
         METALS & MINING  (0.7%)
         Alcoa, Inc. . . . . . . . . .                 88,200           2,249,100
         Arch Coal, Inc./\ . . . . . .                 12,539             288,146
         Barrick Gold Corp.. . . . . .                 21,940             392,726
         Nucor Corp. . . . . . . . . .                 12,004             586,396

                                                                     ------------
                                                                        3,516,368
                                                                     ------------
         PAPER & FOREST PRODUCTS  (0.6%)
         Boise Cascade Corp. . . . . .                  7,800             186,420
         Weyerhaeuser Co.. . . . . . .                 60,051           3,242,754

                                                                     ------------
                                                                        3,429,174
                                                                     ------------
          TOTAL MATERIALS  . . . . . .                                 17,146,168
                                                                     ------------
         TELECOMMUNICATION SERVICES  (4.6%)
         DIVERSIFIED TELECOMMUNICATION SERVICES (4.3%)
         BellSouth Corp. . . . . . . .                194,588           5,181,878
         CenturyTel, Inc.. . . . . . .                 37,036           1,290,705
         Qwest Communications
          International, Inc.* . . . .                 39,200             187,376
         SBC Communications, Inc.. . .                246,330           6,293,731
         Sprint Corp. (FON Group). . .                 83,964           1,209,082

         Verizon Communications, Inc..                226,611        $  8,939,804

                                                                     ------------
                                                                       23,102,576
                                                                     ------------
         WIRELESS TELECOMMUNICATION SERVICES  (0.3%)
         AT&T Wireless Services, Inc.*                179,198           1,471,216
                                                                     ------------

          TOTAL TELECOMMUNICATION
           SERVICES  . . . . . . . . .                                 24,573,792
                                                                     ------------
         UTILITIES  (3.9%)
         ELECTRIC UTILITIES  (3.3%)
         Dominion Resources, Inc.. . .                 14,000             899,780
         Duke Energy Corp./\ . . . . .                 37,300             744,135
         Edison International* . . . .                195,040           3,204,507
         Entergy Corp. . . . . . . . .                 39,120           2,064,754
         Exelon Corp.. . . . . . . . .                 28,745           1,719,238
         FirstEnergy Corp. . . . . . .                 74,495           2,864,333
         FPL Group, Inc. . . . . . . .                 15,000           1,002,750
         PG&E Corp.*/\ . . . . . . . .                139,356           2,947,379
         PPL Corp. . . . . . . . . . .                     70               3,010
         Progress Energy, Inc. . . . .                 48,174           2,114,839

                                                                     ------------
                                                                       17,564,725
                                                                     ------------
         GAS UTILITIES  (0.6%)
         CenterPoint Energy, Inc./\  .                208,382           1,698,313
         NiSource, Inc.. . . . . . . .                 71,500           1,358,500
         Sempra Energy . . . . . . . .                 15,134             431,773

                                                                     ------------
                                                                        3,488,586
                                                                     ------------
          TOTAL UTILITIES  . . . . . .                                 21,053,311
                                                                     ------------
         TOTAL COMMON STOCKS (97.7%)
          (Cost $535,521,291). . . . .                                525,270,528
                                                                     ------------

         CONVERTIBLE PREFERRED STOCKS:
         CONSUMER DISCRETIONARY  (0.2%)
         AUTOMOBILES  (0.2%)

         Ford Motor Co. Capital Trust
          II/\. . . . . . . . . . . .                  26,448           1,149,166
                                                                     ------------
         INFORMATION TECHNOLOGY  (0.2%)
         OFFICE ELECTRONICS  (0.2%)
         Xerox Corp.(b). . . . . . . .                 15,816           1,067,580
                                                                     ------------
         TOTAL CONVERTIBLE PREFERRED STOCKS (0.4%)
          (Cost $2,116,987). . . . . .                                  2,216,746
                                                                     ------------


                                                  PRINCIPAL
                                                    AMOUNT
                                                  -------------
         CONVERTIBLE BONDS:
         INDUSTRIALS  (0.1%)
         COMMERCIAL SERVICES & SUPPLIES  (0.1%)

         Service Corp. International              $   541,000             552,497
          6.75%, 6/22/08 . . . . . . .                               ------------
         INFORMATION TECHNOLOGY  (0.0%)
         TELECOMMUNICATIONS EQUIPMENT  (0.0%)
         Lucent Technologies, Inc.,
          2.75%, 6/15/23 . . . . . . .                140,000             126,875
          2.75%, 6/15/25 . . . . . . .                157,000             145,421

                                                                     ------------
          TOTAL INFORMATION TECHNOLOGY                                    272,296
                                                                     ------------
         MATERIALS  (0.1%)
         METALS & MINING  (0.1%)
         Freeport-McMoran Copper &
          Gold, Inc.,
          8.25%, 1/31/06 (b). . . . . . . . . .       274,000             486,692
          8.25%, 1/31/06 . . . . . . .                  3,000               5,329

                                                                     ------------
          TOTAL MATERIALS  . . . . . .                                    492,021
                                                                     ------------
         TOTAL CONVERTIBLE BONDS (0.2%)
          (Cost $1,105,648). . . . . .                                  1,316,814
                                                                     ------------

EQ ADVISORS TRUST
EQ/PUTNAM GROWTH & INCOME VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2003 (Unaudited)

                                                    PRINCIPAL             VALUE
                                                     AMOUNT              (NOTE 1)
------------------------------------------------------------------------------------

         SHORT-TERM DEBT SECURITIES:
         REPURCHASE AGREEMENT  (1.8%)
         J.P. Morgan Securities, Inc.,
          1.21%, dated 6/30/03,
          due 7/1/03 (k)                          $ 9,877,000         $  9,877,000
                                                                      ------------
         SHORT TERM INVESTMENTS OF CASH COLLATERAL
          FOR  SECURITIES LOANED (3.3%)
         Nomura Securities,
          1.29%, 7/1/03. . . . . . . .              17,634,440          17,634,440
                                                                      ------------
         TIME DEPOSIT  (0.0%)
         J.P. Morgan Chase Nassau,
          0.58%, 7/1/03. . . . . . . .                   4,144               4,144
                                                                      ------------
         TOTAL SHORT-TERM DEBT SECURITIES (5.1%)
          (Amortized Cost $27,515,584)                                  27,515,584
                                                                      ------------
         TOTAL INVESTMENTS (103.4%)
          (Cost/Amortized Cost $566,259,510)                           556,319,672

         OTHER ASSETS AND LIABILITIES
          (-3.4%). . . . . . . . . . .                                 (18,445,709)
                                                                      ------------
         NET ASSETS (100%) . . . . . .                                $537,873,963
                                                                      ============


--------------------------------------------------------------------------------

*  Non-income producing.
/\ All, or a portion of security out on loan (See Note 1).
(b) Illiquid Security.
(k)
  The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the Statement of Assets and Liabilities (See Note 1).

  Glossary:
  ADR-- American Depositary Receipt
  REIT-- Real Estate Investment Trust


--------------------------------------------------------------------------------

Options written for the period ended June 30, 2003, were as follows:

                                                                       TOTAL          TOTAL
                                                                     NUMBER OF      PREMIUMS
                                                                     CONTRACTS      RECEIVED
                                                                    ------------  ------------
Options Outstanding -- January 1, 2003. . . . . . . . . . . . . .          --       $    --
Options Written . . . . . . . . . . . . . . . . . . . . . . . . .      36,636        11,636
Options Terminated in Closing Purchase Transactions . . . . . . .          --            --
Options Expired . . . . . . . . . . . . . . . . . . . . . . . . .     (36,580)       (6,036)
Options Exercised . . . . . . . . . . . . . . . . . . . . . . . .         (56)       (5,600)
                                                                      -------       -------
Options Outstanding -- June 30, 2003. . . . . . . . . . . . . . .          --       $    --
                                                                      =======       =======


Investment security transactions for the six months ended June 30, 2003 were as follows:

COST OF PURCHASES:
Stocks and long-term
 corporate debt
 securities. . . . . .                  $144,646,635
NET PROCEEDS OF SALES
 AND REDEMPTIONS:
Stocks and long-term
 corporate debt
 securities. . . . . .                   130,341,597

As of June 30, 2003, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross
 unrealized
 appreciation. . . . .                  $ 29,570,091
Aggregate gross
 unrealized
 depreciation. . . . .                   (39,509,929)
                                        ------------
Net unrealized
 depreciation. . . . .                  $ (9,939,838)
                                        ============
Federal income tax cost
 of investments. . . .                  $566,259,510
                                        ============

At June 30, 2003, the Portfolio had loaned securities with a total value $17,256,358 which was secured by collateral of $17,634,440 (Note 1).

The Portfolio has a net capital loss carryforward of $39,117,420, of which $18,946,302 expires in the year 2008 and $20,171,118 expires in the year 2010.

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/PUTNAM INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2003 (Unaudited)

                                                   NUMBER OF             VALUE
                                                     SHARES             (NOTE 1)
-----------------------------------------------------------------------------------

         COMMON STOCKS:
         AUSTRALIA & NEW ZEALAND  (3.4%)
         AUSTRALIA  (3.2%)

         Amcor Ltd. . . . . . . . . . . .             204,202       $   1,112,019
         Australia & New Zealand Banking
          Group Ltd.. . . . . . . . . . .              22,526             281,142
         BHP Billiton Ltd.. . . . . . . .             211,577           1,225,966
         Brambles Industries Ltd./\ . . .             267,200             818,934
         Foster's Group Ltd.. . . . . . .              52,690             148,767
         National Australia Bank Ltd. . .              17,534             393,933
         News Corp. Ltd. (ADR)/\ .  . . .             224,465           6,794,555
         Qantas Airways Ltd.. . . . . . .             628,000           1,377,221
         Rio Tinto Ltd./\ . . . . . . . .              98,254           1,924,766
         streetTRACKS S&P ASX 200 Fund                 81,000           1,662,274
         Westpac Banking Corp.. . . . . .             159,507           1,738,318
         Woolworths Ltd.. . . . . . . . .              24,947             209,468
                                                                     ------------
                                                                       17,687,363
                                                                     ------------
         NEW ZEALAND  (0.2%)
         Telecom Corp. of New Zealand(b).             386,906           1,186,933
                                                                     ------------
          TOTAL AUSTRALIA & NEW ZEALAND .                              18,874,296
                                                                     ------------
         CANADA (2.4%)
         Abitibi-Consolidated, Inc. . . .              38,642             244,579
         Alcan, Inc.. . . . . . . . . . .               6,200             193,998
         Bank of Nova Scotia/\  . . . . .               7,200             318,469
         Canadian Imperial Bank of
          Commerce/\  . . . . . . . . . .              67,300           2,669,711
         Canadian National Railway Co.. .              76,590           3,668,428
         Canadian Natural Resources Ltd..               4,600             181,969
         EnCana Corp. (Toronto Exchange).              49,288           1,875,393
         Four Seasons Hotels, Inc./\  . .               4,600             197,237
         National Bank of Canada/\  . . .             108,900           2,952,623
         Suncor Energy, Inc.. . . . . . .              49,576             924,567
                                                                     ------------
                                                                       13,226,974
                                                                     ------------
         JAPAN (15.8%)
         Acom Co., Ltd.(b). . . . . . . .              38,990           1,409,258
         Advantest Corp.. . . . . . . . .               2,100              93,042
         Aeon Co., Ltd. . . . . . . . . .              20,400             467,208
         Canon, Inc.. . . . . . . . . . .             233,000          10,691,901
         East Japan Railway Co. . . . . .                 120             533,666
         Fuji Photo Film Co., Ltd.. . . .              75,000           2,167,395
         Fujitsu Ltd. . . . . . . . . . .                 300               1,229
         Funai Electric Co., Ltd. . . . .               1,700             189,715
         Honda Motor Co., Ltd./\  . . . .             101,900           3,861,295
         Japan Tobacco, Inc.. . . . . . .                  72             389,157
         Kansai Electric Power Co., Inc..              19,200             302,851
         Kao Corp.. . . . . . . . . . . .             257,000           4,783,635
         Millea Holdings, Inc.. . . . . .                 552           4,220,162
         Mitsubishi Corp. . . . . . . . .                 700               4,856
         Mitsui Sumitomo Insurance Co.,
          Ltd.. . . . . . . . . . . . . .              68,700             318,683
         Nintendo Ltd.. . . . . . . . . .              34,500           2,508,307
         Nissan Motor Co., Ltd. . . . . .              47,000             449,353
         Nomura ETF - TOPIX Exchange
          Traded Fund . . . . . . . . . .             831,600           6,336,989
         Nomura Holdings, Inc.. . . . . .              26,000             329,994
         NTT DoCoMo, Inc.(b). . . . . . .               6,027          13,050,344
         Olympus Optical Co., Ltd.. . . .             199,000           4,118,384
         Orix Corp.(b). . . . . . . . . .              28,600           1,581,545
         Ricoh Co., Ltd.. . . . . . . . .             170,000           2,777,764
         Rohm Co., Ltd. . . . . . . . . .              15,000           1,635,228
         Sankyo Co., Ltd. . . . . . . . .                 100               1,194
         Secom Co., Ltd.. . . . . . . . .              79,500           2,330,543
         Seven-Eleven Japan Co., Ltd. . .               8,000             199,209
         Sharp Corp.. . . . . . . . . . .                 200               2,567
         Shin-Etsu Chemical Co., Ltd. . .              30,000           1,024,360
         SMC Corp.. . . . . . . . . . . .               2,600             218,913
         Sony Corp. . . . . . . . . . . .               8,300             233,637
         Takeda Chemical Industries Ltd..              38,600           1,424,093
         Tokyo Electric Power . . . . . .              15,300             292,430
         Tokyo Gas Co., Ltd.. . . . . . .             996,000           2,861,711
         Toppan Printing. . . . . . . . .             125,000             895,274
         Toyota Motor Corp. . . . . . . .             436,900          11,315,919
         Yahoo Japan Corp.* . . . . . . .                  10             162,399
         Yamada Denki Co., Ltd./\ . . . .               5,500             121,383

         Yamanouchi Pharmaceutical
          Co., Ltd. . . . . . . . . . . .             145,600           3,795,361
                                                                     ------------
                                                                       87,100,954
                                                                     ------------
         LATIN AMERICA  (3.0%)
         BERMUDA  (0.4%)
         ACE Ltd. . . . . . . . . . . . .              66,900           2,294,001
                                                                     ------------
         BRAZIL  (1.5%)
         Banco Bradesco S.A. (ADR)/\  . .              17,000             317,560
         Cia de Bebidas das
          Americas (ADR). . . . . . . . .             103,197           2,100,059
         Cia Vale do Rio Doce
          (Special ADR) . . . . . . . . .              36,100           1,001,775
         Cia Vale do Rio Doce (ADR) . . .              64,237           1,905,269
         Petroleo Brasileiro
          Petrobyes S.A. (ADR). . . . . .             128,219           2,533,608

         Unibanco-Unio de Bancos                       11,700             200,772
          Brasileiros S.A. (GDR). . . . .                            ------------
                                                                        8,059,043
                                                                     ------------
         MEXICO  (1.1%)
         Fomento Economico Mexicano S.A.
          de C.V. (ADR) . . . . . . . . .              40,300           1,660,360
         Grupo Financiero BBVA Bancora
          S.A. de C.V., Class B*. . . . .             252,989             214,303
         Telefonos de Mexico S.A.,
          Class L (ADR) . . . . . . . . .             130,630           4,104,395

         Wal-Mart de Mexico S.A.,
          Series V. . . . . . . . . . . .              90,921             268,733
                                                                     ------------
                                                                        6,247,791
                                                                     ------------
          TOTAL LATIN AMERICA . . . . . .                              16,600,835
                                                                     ------------
         OTHER EUROPEAN COUNTRIES  (37.5%)
         BELGIUM  (0.9%)
         Electrabel S.A.. . . . . . . . .                 610             155,440
         Fortis . . . . . . . . . . . . .             119,134           2,052,124
         Interbrew. . . . . . . . . . . .             131,179           2,914,888
                                                                     ------------
                                                                        5,122,452
                                                                     ------------
         FRANCE  (13.1%)
         Accor S.A. . . . . . . . . . . .             102,050           3,691,477
         BNP Paribas S.A./\ . . . . . . .             159,733           8,116,794
         Bouygues S.A.. . . . . . . . . .             103,034           2,844,406
         DJ Euro Stoxx 50 Master Unit . .             382,072          10,793,366
         L'Air Liquide S.A. . . . . . . .               1,176             174,345
         Lafarge S.A./\ . . . . . . . . .              40,630           2,379,543
         LVMH Moet Hennessy Louis Vuitton
          S.A./\  . . . . . . . . . . . .              50,974           2,528,183
         Orange S.A.* . . . . . . . . . .              11,370             100,929
         Peugeot S.A./\ . . . . . . . . .              23,467           1,139,921
         Sanofi-Synthelabo S.A./\ . . . .              63,791           3,735,994
         Schneider Electric S.A.. . . . .               4,761             223,832
         Societe Generale, Class A/\. . .              66,226           4,198,017
         Societe Television Francaise/\ .             115,365           3,550,467
         Total S.A./\ . . . . . . . . . .             156,797          23,695,738
         Veolia Environnement/\ . . . . .             233,139           4,792,306
         Vinci. . . . . . . . . . . . . .               3,604             243,147
                                                                     ------------
                                                                       72,208,465
                                                                     ------------
         GERMANY  (4.1%)
         BASF AG. . . . . . . . . . . . .             168,873           7,184,971
         Bayerische Motoren Werke
          (BMW) AG/\  . . . . . . . . . .             196,496           7,547,905

EQ ADVISORS TRUST
EQ/PUTNAM INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2003 (Unaudited)

                                                   NUMBER OF             VALUE
                                                     SHARES            (NOTE 1)
-----------------------------------------------------------------------------------

         Deutsche Post AG(b). . . . . . .             187,939       $   2,740,926
         Deutsche Telekom AG (Registered)*             12,500             190,340

         E.On AG/\  . . . . . . . . . . .               9,600             492,231
         Metro AG/\ . . . . . . . . . . .               5,411             172,183
         SAP AG . . . . . . . . . . . . .              13,275           1,554,932
         Schering AG. . . . . . . . . . .              51,000           2,489,062
         Siemens AG . . . . . . . . . . .               4,900             239,989
                                                                     ------------
                                                                       22,612,539
                                                                     ------------
         GREECE  (0.0%)
         Hellenic Telecommunications S.A.              14,574             172,382
                                                                     ------------
         IRELAND  (2.8%)
         Allied Irish Banks plc . . . . .             328,296           4,934,940
         Bank of Ireland. . . . . . . . .              29,801             361,044
         CRH plc. . . . . . . . . . . . .             236,514           3,707,371
         iShares plc -IFTSE 100 . . . . .             968,005           6,477,220
                                                                     ------------
                                                                       15,480,575
                                                                     ------------
         ITALY  (1.7%)
         ENI S.p.A./\ . . . . . . . . . .             207,350           3,135,930
         Mediaset S.p.A./\  . . . . . . .             439,300           3,717,965
         Telecom Italia Mobile S.p.A./\ .             523,900           2,580,966
                                                                     ------------
                                                                        9,434,861
                                                                     ------------
         NETHERLANDS  (1.4%)
         ABN Amro Holdings N.V. . . . . .              80,689           1,542,784
         ING Groep N.V. . . . . . . . . .             193,992           3,370,539
         Koninklijke Royal Philips
          Electronics N.V.. . . . . . . .             116,637           2,218,060
         Reed Elsevier N.V.*. . . . . . .              56,400             665,160
         TPG N.V. . . . . . . . . . . . .               8,550             148,455
                                                                     ------------
                                                                        7,944,998
                                                                     ------------
         PORTUGAL  (0.2%)
         Electricidade de Portugal S.A. .             191,467             408,963

         Portugal Telecom, SGPS, S.A.
          (Registered). . . . . . . . . .              65,331             468,145
                                                                     ------------
                                                                          877,108
         RUSSIA  (0.4%)                                              ------------
         Yukos (ADR)/\  . . . . . . . . .              38,550           2,158,800
                                                                     ------------
         SPAIN  (1.3%)
         Altadis S.A. (Registered)/\  . .             103,271           2,646,971
         Banco Popular Espanol S.A. . . .               3,486             176,139
         Iberdrola S.A./\ . . . . . . . .             220,567           3,819,605
         Telefonica S.A.* . . . . . . . .              33,083             384,090
                                                                     ------------
                                                                        7,026,805
                                                                     ------------
         SWITZERLAND  (11.6%)
         CIBA Specialty Chemicals AG* . .              56,723           3,433,824
         Companhie Financiere Richemont
          AG, Class A . . . . . . . . . .              78,301           1,265,949
         Holcim Ltd. (Registered) . . . .              60,435           2,233,045
         Julius Baer Holding Ltd./\ . . .               5,527           1,354,667
         Nestle S.A. (Registered) . . . .              77,638          16,019,948
         Novartis AG (Registered) . . . .             427,842          16,929,852
         Swatch Group AG (Registered)/\ .              37,280             678,419
         Swatch Group AG, Class B . . . .              21,303           1,930,489
         Swiss Reinsurance. . . . . . . .              64,054           3,548,967
         Swisscom AG (Registered) . . . .               4,430           1,259,127
         Synthes-Stratec, Inc.. . . . . .               2,096           1,505,598
         UBS AG (Registered)/\  . . . . .             209,286          11,642,021
         XMTCH on SMI . . . . . . . . . .              55,200           1,960,149
                                                                     ------------
                                                                       63,762,055
                                                                     ------------
          TOTAL OTHER EUROPEAN COUNTRIES                              206,801,040
                                                                     ------------
         SCANDANAVIA  (4.7%)
         DENMARK  (1.0%)
         Danske Bank A/S. . . . . . . . .             281,702           5,485,920
         Novo-Nordisk A/S, Class B. . . .               6,750             236,299
                                                                     ------------
                                                                        5,722,219
                                                                     ------------
         FINLAND  (2.2%)
         Nokia OYJ. . . . . . . . . . . .             717,050          11,807,969
         TietoEnator OYJ(b) . . . . . . .               2,700              45,454
                                                                     ------------
                                                                       11,853,423
                                                                     ------------
         SWEDEN  (1.5%)
         Hennes & Mauritz AB, Class B . .              12,400             285,023
         Investor AB, Class B/\ . . . . .             193,299           1,412,625
         Svenska Handelsbanken AB,
          Class A/\ . . . . . . . . . . .             180,384           2,951,961
         Telefonaktiebolaget LM Ericsson*           3,241,257           3,482,197
                                                                     ------------
                                                                        8,131,806
                                                                     ------------
          TOTAL SCANDINAVIA . . . . . . .                              25,707,448
                                                                     ------------
         SOUTHEAST ASIA  (7.7%)
         CHINA  (0.2%)

         China Telecom Corp., Ltd., Class           4,278,000             981,979
          H . . . . . . . . . . . . . . .                            ------------
         HONG KONG  (0.9%)
         Cheung Kong (Holdings) Ltd.. . .             307,110           1,847,035
         China Mobile (Hong Kong) Ltd.. .              36,500              86,123
         CLP Holdings Ltd.. . . . . . . .              51,000             223,015
         Hong Kong Electric Holdings Ltd.             551,500           2,164,090
         Tracker Fund of Hong Kong. . . .             291,500             360,723
                                                                     ------------
                                                                        4,680,986
                                                                     ------------
         KOREA  (5.0%)
         Korea Electric Power Corp. . . .              36,200             572,775
         Korea Electric Power Corp. (ADR)/\           354,104           3,155,067
         KT Corp. (ADR)/\ . . . . . . . .             277,200           5,463,612
         Posco (ADR). . . . . . . . . . .              55,657           1,457,657
         Samsung Electronics Co., Ltd.. .              44,852          13,329,812
         SK Telecom Co., Ltd./\ . . . . .              11,060           1,888,857
         SK Telecom Co., Ltd. (ADR) . . .              95,700           1,804,902
                                                                     ------------
                                                                       27,672,682
                                                                     ------------
         SINGAPORE  (1.5%)
         DBS Group Holdings Ltd.. . . . .             224,031           1,310,346
         Overseas-Chinese Banking Corp.*.             338,095           1,919,904
         Singapore Press Holdings Ltd.. .             162,000           1,683,475
         United Overseas Bank Ltd.. . . .             481,000           3,386,939
                                                                     ------------
                                                                        8,300,664
                                                                     ------------
         TAIWAN  (0.1%)
         Hon Hai Precision Industry Co. Ltd.           40,000             145,045

         Taiwan Semiconductor
          Manufacturing Co., Ltd.*. . . .             277,000             456,198
                                                                     ------------
                                                                          601,243
                                                                     ------------
          TOTAL SOUTHEAST ASIA  . . . . .                              42,237,554
                                                                     ------------
         SOUTHERN CENTRAL ASIA  (0.1%)
         INDIA  (0.1%)
         HDFC Bank Ltd. . . . . . . . . .               4,300              23,962
         Infosys Technologies Ltd.. . . .               7,335             515,336
                                                                     ------------
                                                                          539,298
                                                                     ------------
         AFRICA  (0.5%)
         SOUTH AFRICA  (0.5%)
         Anglo American plc (London
          Exchange) . . . . . . . . . . .               9,464             144,456
         SABMiller plc(b) . . . . . . . .             347,626           2,327,507
         Sappi Ltd. . . . . . . . . . . .              12,058             144,985
                                                                     ------------
                                                                        2,616,948
                                                                     ------------
         UNITED KINGDOM (22.4%)
         3i Group plc . . . . . . . . . .             119,542           1,114,523
         AstraZeneca plc. . . . . . . . .             357,274          14,326,097
         Barclays Bank plc. . . . . . . .              59,864             444,527

EQ ADVISORS TRUST
EQ/PUTNAM INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2003 (Unaudited)

                                                   NUMBER OF             VALUE
                                                     SHARES             (NOTE 1)
-----------------------------------------------------------------------------------

         BG Group plc . . . . . . . . . .              60,668       $     268,797
         BHP Billiton plc . . . . . . . .           1,007,974           5,305,914
         BP plc . . . . . . . . . . . . .              93,945             651,481
         Brambles Industries plc. . . . .             336,701             911,189
         British American Tobacco plc . .             340,270           3,860,260
         Carlton Communications plc . . .             436,800           1,091,982
         Diageo plc . . . . . . . . . . .             774,696           8,270,958
         GlaxoSmithKline plc. . . . . . .             614,019          12,391,631
         GUS plc. . . . . . . . . . . . .             287,559           3,221,936
         Hilton Group plc . . . . . . . .             514,023           1,560,704
         HSBC Holdings plc. . . . . . . .             941,940          11,129,009
         HSBC Holdings plc (Hong Kong
          Exchange) . . . . . . . . . . .             189,800           2,251,367
         Imperial Tobacco Group plc . . .              12,204             218,098
         Reckitt Benckiser plc. . . . . .             167,850           3,079,969
         Reed Elsevier plc. . . . . . . .             527,199           4,386,728
         Rio Tinto plc. . . . . . . . . .             138,890           2,612,739
         Royal Bank of Scotland Group plc             261,442           7,334,061
         Scottish & Southern Energy . . .              40,029             412,173
         Scottish Power plc . . . . . . .             286,348           1,719,950
         Shell Transport & Trading Co. plc          1,726,889          11,398,419
         Tesco plc. . . . . . . . . . . .             695,440           2,516,051
         Vodafone Group plc . . . . . . .           9,229,027          18,046,562
         WPP Group plc. . . . . . . . . .             618,180           4,845,390
                                                                     ------------
                                                                      123,370,515
                                                                     ------------
         UNITED STATES (0.7%)
         XL Capital Ltd., Class A . . . .              46,400           3,851,200
                                                                     ------------
         TOTAL COMMON STOCKS: (98.2%)
          (Cost $546,223,094) . . . . . .                             540,927,062
                                                                     ------------
         PREFERRED STOCKS:
         BRAZIL  (0.1%)

         Banco Itau Holding Financiera
          S.A. (ADR). . . . . . . . . . .              17,900             606,810
                                                                     ------------
         GERMANY  (0.0%)
         Porsche AG . . . . . . . . . . .                 400             168,579
                                                                     ------------
         ITALY  (0.4%)
         Telecom Italia S.p.A. (RNC). . .             396,350           2,171,070
                                                                     ------------
         TOTAL PREFERRED STOCKS (0.5%)
          (Cost $2,555,821) . . . . . . .                               2,946,459
                                                                     ------------

                                                   NUMBER OF
                                                     RIGHTS
                                                  ------------

         RIGHTS:
         FRANCE  (0.0%)

         Lafarge S.A., expiring 7/2/03*
          (Cost: $--) . . . . . . . . . .              35,160              94,884
                                                                     ------------

                                                   PRINCIPAL
                                                     AMOUNT
                                                  ------------

         SHORT-TERM DEBT SECURITIES:
         REPURCHASE AGREEMENT  (1.6%)
         J.P. Morgan Securities, Inc.,

          1.21%, dated 6/30/03,
          due 7/1/03 (k). . . . . . . . .         $ 8,968,000           8,968,000
                                                                     ------------
         SHORT TERM INVESTMENTS OF CASH COLLATERAL
          FOR SECURITIES LOANED  (15.9%)
         Morgan Stanley, Discover
          1.44%, 07/01/03 . . . . . . . .           9,000,000           9,000,000
         Den Norske Bank
          1.27%, 08/05/03 . . . . . . . .           9,010,413           9,010,413

                                                   PRINCIPAL             VALUE
                                                     AMOUNT             (NOTE 1)
-----------------------------------------------------------------------------------

         Nomura Securities
                                                   $
          1.42%, 07/01/03 . . . . . . . .                            $ 25,000,000
          1.29%, 07/01/03 . . . . . . . .          44,287,246          44,287,246

                                                                     ------------
                                                                       87,297,659
                                                                     ------------
         TIME DEPOSIT  (0.0%)
         J.P. Morgan Chase Nassau,
          0.58%, 07/01/03 . . . . . . . .                 846                 846
                                                                     ------------
         TOTAL SHORT-TERM DEBT SECURITIES
          (17.5%)
          (Amortized Cost $96,266,505). .                              96,266,505
                                                                     ------------
         TOTAL INVESTMENTS (116.2%)
          (Cost/Amortized Cost $645,045,420)                          640,234,910

         OTHER ASSETS LESS LIABILITIES                                (89,263,551)
          (-16.2%). . . . . . . . . . . .                            ------------
         NET ASSETS (100%)  . . . . . . .                            $550,971,359
                                                                     ============



--------------------------------------------------------------------------------


MARKET SECTOR DIVERSIFICATION
As a Percentage of Total Equity Investments

Consumer Discretionary . . . . . . . . .     13.4%
Consumer Staples . . . . . . . . . . . .     10.0
Energy . . . . . . . . . . . . . . . . .      8.6
Financials . . . . . . . . . . . . . . .     24.5
Health Care. . . . . . . . . . . . . . .     11.2
Industrials. . . . . . . . . . . . . . .      2.5
Information Technology . . . . . . . . .      9.1
Materials. . . . . . . . . . . . . . . .      6.9
Telecommunications Services. . . . . . .      9.9
Utilities. . . . . . . . . . . . . . . .      3.9
                                            -----
                                            100.0%
                                            =====

---------
*  Non-income producing.
/\ All, or a portion of security out on loan (See Note 1).
(b) Illiquid Security.
(k)The repurchase agreements are fully collateralized by U.S.
  government and/or agency obligations based on market prices at the date of the Statement of Assets and Liabilities (See Note 1).

  Glossary:
  ADR-- American Depositary Receipt
  GDR-- Global Depositary Receipt
  RNC-- Risparmio Non-Convertible Savings Shares

EQ ADVISORS TRUST
EQ/PUTNAM INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2003 (Unaudited)
--------------------------------------------------------------------

Investment security transactions for the six months ended June 30, 2003 were as follows:

COST OF PURCHASES:
Stocks and long-term
 corporate debt
 securities. . . . . .                  $204,381,341
NET PROCEEDS OF SALES
 AND REDEMPTIONS:
Stocks and long-term
 corporate debt
 securities. . . . . .                   138,972,575

As of June 30, 2003, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross
 unrealized
 appreciation. . . . .                  $ 32,080,505
Aggregate gross
 unrealized
 depreciation. . . . .                   (36,891,015)
                                        ------------
Net unrealized
 depreciation. . . . .                  $ (4,810,510)
                                        ============
Federal income tax cost
 of investments. . . .                  $645,045,420
                                        ============


At June 30, 2003, the Portfolio had loaned securities with a total value $82,815,215 which was secured by collateral of $87,297,659 (Note 1).

The Portfolio has a net capital loss carryforward of $143,279,396 of which $13,090,911 expires in the year 2008, $67,424,372 expires in the year 2009 and $62,764,113 expires in the year 2010.

Included in the capital loss carryforward amounts above are $42,956,563 of losses acquired from EQ/T. Rowe Price International Portfolio as a result of the reorganizations as discussed in Note 8. Certain capital loss carryforwards may be subject to limitations on use persuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use.


                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/PUTNAM VOYAGER PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2003 (Unaudited)


                                                   NUMBER OF           VALUE
                                                    SHARES            (NOTE 1)
--------------------------------------------------------------------------------
         COMMON STOCKS:
         CONSUMER DISCRETIONARY (16.5%)
         APPAREL RETAIL (0.9%)

         Abercrombie & Fitch Co., Class A*             10,500       $    298,305
         Chico's FAS, Inc.*/\. . . . . . .              9,800            206,290
         TJX Cos., Inc. . . . . . . . . . .            81,900          1,542,996

                                                                    ------------
                                                                       2,047,591
                                                                    ------------
         AUTO COMPONENTS (0.9%)
         Advance Auto Parts, Inc.*/\. . . .            17,100          1,041,390
         AutoZone, Inc.*. . . . . . . . . .            12,800            972,416

                                                                    ------------
                                                                       2,013,806
                                                                    ------------
         CASINOS & GAMING (0.6%)
         Gtech Holdings Corp.*. . . . . . .            11,900            448,035
         Harrah's Entertainment, Inc.*. . .            25,200          1,014,048

                                                                    ------------
                                                                       1,462,083
                                                                    ------------
         COMPUTER & ELECTRONICS RETAIL (0.7%)
         Best Buy Co., Inc.*. . . . . . . .            37,800          1,660,176
                                                                    ------------
         DEPARTMENT STORES (0.6%)
         Federated Department Stores, Inc..            18,800            692,780
         Kohl's Corp.*. . . . . . . . . . .            15,600            801,528

                                                                    ------------
                                                                       1,494,308
                                                                    ------------
         GENERAL MERCHANDISE STORES (3.1%)
         Family Dollar Stores, Inc. . . . .            12,400            473,060
         Wal-Mart Stores, Inc.. . . . . . .           123,200          6,612,144

                                                                    ------------
                                                                       7,085,204
                                                                    ------------
         HOME IMPROVEMENT RETAIL (2.9%)
         Home Depot, Inc. . . . . . . . . .            87,200          2,888,064
         Lowe's Cos., Inc.. . . . . . . . .            90,200          3,874,090

                                                                    ------------
                                                                       6,762,154
                                                                    ------------
         HOTELS (0.6%)
         Marriott International, Inc., Class A          5,200            199,784
         Royal Caribbean Cruises Ltd./\. .             50,100          1,160,316

                                                                    ------------
                                                                       1,360,100
                                                                    ------------
         HOUSEHOLD DURABLES (0.3%)
         Whirlpool Corp.. . . . . . . . . .            11,400            726,180
                                                                    ------------
         LEISURE FACILITIES (0.1%)
         International Game Technology* . .             1,900            194,427
                                                                    ------------
         LEISURE PRODUCTS (0.4%)
         Mattel, Inc. . . . . . . . . . . .            45,400            858,968
                                                                    ------------
         MEDIA (2.7%)
         AOL Time Warner, Inc.* . . . . . .            29,300            471,437
         Comcast Corp., Class A*. . . . . .             8,300            250,494
         Comcast Corp., Special Class A*. .            49,100          1,415,553
         EchoStar Communications Corp.,
          Class A*. . . . . . . . . . . . .            27,800            962,436
         Fox Entertainment Group, Inc.,
          Class A*. . . . . . . . . . . . .            14,200            408,676
         Lamar Advertising Co.*/\. . . . .             10,800            380,268
         McGraw-Hill Cos., Inc. . . . . . .             3,800            235,600
         Omnicom Group, Inc.. . . . . . . .             8,200            587,940
         Viacom, Inc., Class B* . . . . . .            29,400          1,283,604
         Walt Disney Co.. . . . . . . . . .            17,300            341,675

                                                                    ------------
                                                                       6,337,683
                                                                    ------------
         RESTAURANTS (0.9%)
         CBRL Group, Inc. . . . . . . . . .             5,000            194,300
         Krispy Kreme Doughnuts, Inc.*/\. .             8,000            329,440
         Starbucks Corp.* . . . . . . . . .            41,200          1,010,224
         Yum! Brands, Inc.* . . . . . . . .            14,394            425,487

                                                                    ------------
                                                                       1,959,451
                                                                    ------------
         SPECIALTY STORES (1.3%)
         Bed Bath & Beyond, Inc.* . . . . .            22,800            884,868
         Office Depot, Inc.*. . . . . . . .            16,500            239,415
         Rent-A-Center, Inc.* . . . . . . .             3,200            242,592
         Staples, Inc.* . . . . . . . . . .            62,500          1,146,875

         Williams-Sonoma, Inc.*/\. . . . .             15,200            443,840

                                                                    ------------
                                                                       2,957,590
                                                                    ------------
         TEXTILES & APPAREL (0.5%)
         Liz Claiborne, Inc.. . . . . . . .             7,900            278,475
         Reebok International Ltd.* . . . .            21,300            716,319
         Timberland Co., Class A* . . . . .             3,100            163,866

                                                                    ------------
                                                                       1,158,660
                                                                    ------------
          TOTAL CONSUMER DISCRETIONARY  . .                           38,078,381
                                                                    ------------
         CONSUMER STAPLES (6.2%)
         BEVERAGES (2.4%)
         Anheuser-Busch Cos., Inc.. . . . .            15,700            801,485
         Coca-Cola Enterprises, Inc.. . . .            27,300            495,495
         Pepsi Bottling Group, Inc. . . . .            13,400            268,268
         PepsiCo, Inc.. . . . . . . . . . .            86,600          3,853,700

                                                                    ------------
                                                                       5,418,948
                                                                    ------------
         DRUG RETAIL (0.2%)
         Walgreen Co. . . . . . . . . . . .            15,800            475,580
                                                                    ------------
         FOOD DISTRIBUTORS (0.1%)
         SYSCO Corp.. . . . . . . . . . . .            11,400            342,456
                                                                    ------------
         FOOD PRODUCTS (1.2%)
         Altria Group, Inc. . . . . . . . .            55,000          2,499,200
         Performance Food Group Co.*/\. . .             4,000            148,000

                                                                    ------------
                                                                       2,647,200
                                                                    ------------
         FOOD RETAIL (0.3%)
         Kroger Co.*. . . . . . . . . . . .            38,900            648,852
                                                                    ------------
         HOUSEHOLD PRODUCTS (2.0%)
         Colgate-Palmolive Co.. . . . . . .            13,900            805,505
         Procter & Gamble Co. . . . . . . .            42,700          3,807,986

                                                                    ------------
                                                                       4,613,491
                                                                    ------------
          TOTAL CONSUMER STAPLES  . . . . .                           14,146,527
                                                                    ------------
         ENERGY (0.6%)
         OIL & GAS DRILLING (0.1%)
         GlobalSantaFe Corp.. . . . . . . .            12,000            280,080
                                                                    ------------
         OIL & GAS EQUIPMENT & SERVICES (0.3%)
         BJ Services Co.* . . . . . . . . .            18,944            707,748
                                                                    ------------
         OIL & GAS EXPLORATION & PRODUCTION (0.2%)
         Burlington Resources, Inc. . . . .             7,700            416,339
                                                                    ------------
          TOTAL ENERGY  . . . . . . . . . .                            1,404,167
                                                                    ------------
         FINANCIALS (11.8%)
         BANKS (1.2%)
         Harris Corp. . . . . . . . . . . .             4,900            147,245
         U.S. Bancorp . . . . . . . . . . .            40,300            987,350
         Washington Mutual, Inc.. . . . . .             9,600            396,480
         Wells Fargo & Co.. . . . . . . . .            15,000            756,000
         Zions Bancorp/\. . . . . . . . . .             9,800            495,978

                                                                    ------------
                                                                       2,783,053
                                                                    ------------
         DIVERSIFIED FINANCIALS (8.6%)
         Capital One Financial Corp./\. . .            32,600          1,603,268
         Citigroup, Inc.. . . . . . . . . .            65,000          2,782,000
         Doral Financial Corp.. . . . . . .             8,000            357,200
         Fannie Mae . . . . . . . . . . . .            58,400          3,938,496
         Freddie Mac. . . . . . . . . . . .            30,600          1,553,562
         MBNA Corp. . . . . . . . . . . . .           205,000          4,272,200
         Nasdaq 100 - Index Tracking Stock*            38,400          1,150,080
         S&P 500 Depositary Receipts. . . .            35,200          3,436,576
         State Street Corp. . . . . . . . .            14,800            583,120
         Waddell & Reed Financial, Inc.,
          Class A . . . . . . . . . . . . .             6,600            169,422

                                                                    ------------
                                                                      19,845,924
                                                                    ------------
         INSURANCE (2.0%)
         American International Group, Inc.            65,900          3,636,362
         Brown & Brown, Inc.. . . . . . . .             9,700            315,250

EQ ADVISORS TRUST
EQ/PUTNAM VOYAGER PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2003 (Unaudited)


                                                  NUMBER OF             VALUE
                                                     SHARES            (NOTE 1)
--------------------------------------------------------------------------------
         Fidelity National Financial, Inc..            22,500       $    692,100

                                                                    ------------
                                                                       4,643,712
                                                                    ------------
          TOTAL FINANCIALS  . . . . . . . .                           27,272,689
                                                                    ------------
         HEALTH CARE (29.1%)
         BIOTECHNOLOGY (3.2%)
         Amgen, Inc.* . . . . . . . . . . .            87,200          5,793,568
         Genzyme Corp. - General Division*             11,700            489,060
         Gilead Sciences, Inc.* . . . . . .            19,100          1,061,578

                                                                    ------------
                                                                       7,344,206
                                                                    ------------
         HEALTH CARE EQUIPMENT & SERVICES (9.4%)
         AdvancePCS*. . . . . . . . . . . .            39,900          1,525,377
         AmerisourceBergen Corp.. . . . . .            34,600          2,399,510
         Anthem, Inc.*. . . . . . . . . . .             5,300            408,895
         Beckman Coulter, Inc.. . . . . . .             3,900            158,496
         Boston Scientific Corp.* . . . . .            13,000            794,300
         Cardinal Health, Inc.. . . . . . .            68,200          4,385,260
         Caremark Rx, Inc.* . . . . . . . .            10,300            264,504
         Coventry Health Care, Inc.*. . . .            19,600            904,736
         Express Scripts, Inc.* . . . . . .            18,700          1,277,584
         Guidant Corp.. . . . . . . . . . .            15,400            683,606
         Health Management Associates, Inc.,
          Class A . . . . . . . . . . . . .            16,900            311,805
         Henry Schein, Inc.*. . . . . . . .             3,367            176,229
         Medtronic, Inc.. . . . . . . . . .            57,100          2,739,087
         Mid Atlantic Medical Services, Inc.*           7,700            402,710
         Quest Diagnostics, Inc.* . . . . .             4,800            306,240
         Steris Corp.*. . . . . . . . . . .            16,200            374,058
         UnitedHealth Group, Inc. . . . . .            44,200          2,221,050
         Universal Health Services, Inc.,
          Class B*/\. . . . . . . . . . . .             8,700            344,694
         Varian Medical Systems, Inc.*. . .             4,300            247,551
         WellPoint Health Networks, Inc.* .            20,300          1,711,290

                                                                    ------------
                                                                      21,636,982
                                                                    ------------
         PHARMACEUTICALS  (16.5%)
         Abbott Laboratories. . . . . . . .            66,600          2,914,416
         Allergan, Inc. . . . . . . . . . .            19,800          1,526,580
         Barr Laboratories, Inc.*/\. . . .             11,100            727,050
         Eli Lilly & Co.. . . . . . . . . .             5,900            406,923
         Forest Laboratories, Inc.* . . . .            27,800          1,522,050
         Johnson & Johnson. . . . . . . . .           143,500          7,418,950
         MedImmune, Inc.* . . . . . . . . .            41,300          1,502,081
         Merck & Co., Inc.. . . . . . . . .            65,100          3,941,805
         Pfizer, Inc. . . . . . . . . . . .           392,400         13,400,460
         Wyeth. . . . . . . . . . . . . . .           105,300          4,796,415

                                                                    ------------
                                                                      38,156,730
                                                                    ------------
          TOTAL HEALTH CARE . . . . . . . .                           67,137,918
                                                                    ------------
         INDUSTRIALS (8.9%)
         AEROSPACE & DEFENSE (0.2%)

         L-3 Communications                             8,200            356,618
          Holdings, Inc.* . . . . . . . . .                         ------------
         AIRLINES (0.1%)
         Southwest Airlines Co. . . . . . .            14,300            245,960
                                                                    ------------
         COMMERCIAL SERVICES & SUPPLIES (2.2%)
         Apollo Group, Inc., Class A* . . .            27,100          1,673,696
         Automatic Data Processing, Inc.. .            11,500            389,390
         Career Education Corp.*. . . . . .            21,500          1,471,030
         H&R Block, Inc.. . . . . . . . . .            10,300            445,475
         Iron Mountain, Inc.*/\. . . . . .             14,000            519,260
         Paychex, Inc.. . . . . . . . . . .            13,500            395,685
         SEI Corp.. . . . . . . . . . . . .             7,300            233,600

                                                                    ------------
                                                                       5,128,136
                                                                    ------------
         INDUSTRIAL CONGLOMERATES (6.4%)
         3M Co. . . . . . . . . . . . . . .            22,500          2,902,050

         General Electric Co. . . . . . . .           409,600         11,747,328

                                                                    ------------
                                                                      14,649,378
                                                                    ------------
          TOTAL INDUSTRIALS . . . . . . . .                           20,380,092
                                                                    ------------
         INFORMATION TECHNOLOGY (23.0%)
         APPLICATION SOFTWARE (1.0%)
         BEA Systems, Inc.* . . . . . . . .            19,500            211,770
         Macromedia, Inc.*. . . . . . . . .            13,100            275,624
         Mercury Interactive Corp.* . . . .             5,200            200,772
         Symantec Corp.*. . . . . . . . . .            39,200          1,719,312

                                                                    ------------
                                                                       2,407,478
                                                                    ------------
         COMPUTER HARDWARE (4.4%)
         Dell Computer Corp.* . . . . . . .           213,800          6,833,048
         International Business Machines
          Corp. . . . . . . . . . . . . . .            40,900          3,374,250

                                                                    ------------
                                                                      10,207,298
                                                                    ------------
         COMPUTER STORAGE & PERIPHERALS (0.8%)
         Lexmark International, Inc.* . . .            24,400          1,726,788
                                                                    ------------
         ELECTRONIC EQUIPMENT & INSTRUMENTS (0.2%)
         Arrow Electronics, Inc.* . . . . .             6,700            102,108
         Intersil Corp., Class A* . . . . .            11,200            298,032

                                                                    ------------
                                                                         400,140
                                                                    ------------
         INTERNET SOFTWARE & SERVICES (0.5%)
         Expedia, Inc., Class A*/\. . . . .             5,000            381,900
         Getty Images, Inc.*. . . . . . . .             6,300            260,190
         VeriSign, Inc.*. . . . . . . . . .            32,700            452,241

                                                                    ------------
                                                                       1,094,331
                                                                    ------------
         IT CONSULTING & SERVICES (0.6%)
         Affiliated Computer Services, Inc.,
          Class A*. . . . . . . . . . . . .            11,800            539,614
         Electronic Data Systems Corp.. . .             6,100            130,845
         Fiserv, Inc.*. . . . . . . . . . .             8,400            299,124
         Sungard Data Systems, Inc.*. . . .            18,800            487,108

                                                                    ------------
                                                                       1,456,691
                                                                    ------------
         NETWORKING EQUIPMENT (2.3%)
         Avaya, Inc.*/\. . . . . . . . . .             15,000             96,900
         Cisco Systems, Inc.* . . . . . . .           314,600          5,250,674

                                                                    ------------
                                                                       5,347,574
                                                                    ------------
         SEMICONDUCTOR EQUIPMENT (0.5%)
         KLA-Tencor Corp.*. . . . . . . . .            10,800            502,092
         Lam Research Corp.*. . . . . . . .            32,600            593,646

                                                                    ------------
                                                                       1,095,738
                                                                    ------------
         SEMICONDUCTORS (4.4%)
         Intel Corp.. . . . . . . . . . . .           378,400          7,864,665
         PMC-Sierra, Inc.*. . . . . . . . .            37,900            444,567
         QLogic Corp.*/\. . . . . . . . . .            38,800          1,875,204

                                                                    ------------
                                                                      10,184,436
                                                                    ------------
         SYSTEMS SOFTWARE (7.2%)
         Adobe Systems, Inc.. . . . . . . .            24,600            788,922
         Computer Associates
          International, Inc. . . . . . . .            81,700          1,820,276
         Fair, Issac Corp./\. . . . . . . .             8,700            447,615
         Microsoft Corp.. . . . . . . . . .           434,900         11,137,789
         Oracle Corp.*. . . . . . . . . . .           194,500          2,337,890

                                                                    ------------
                                                                      16,532,492
                                                                    ------------
         TELECOMMUNICATIONS EQUIPMENT (1.1%)
         CIENA Corp.*/\. . . . . . . . . .             86,900            451,011
         QUALCOMM, Inc. . . . . . . . . . .            59,900          2,141,425

                                                                    ------------
                                                                       2,592,436
                                                                    ------------
          TOTAL INFORMATION TECHNOLOGY  . .                           53,045,402
                                                                    ------------
         MATERIALS (0.7%)
         CONTAINERS & PACKAGING (0.1%)
         Sealed Air Corp.*. . . . . . . . .             5,700            271,662
                                                                    ------------

EQ ADVISORS TRUST
EQ/PUTNAM VOYAGER PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2003 (Unaudited)


                                                  NUMBER OF             VALUE
                                                     SHARES            (NOTE 1)
--------------------------------------------------------------------------------
         METALS & MINING (0.6%)

         Freeport-McMoran Copper & Gold,               55,800       $  1,367,100
          Inc., Class B/\. . . . . . . . .                          ------------
          TOTAL MATERIALS . . . . . . . . .                            1,638,762
                                                                    ------------
         TELECOMMUNICATION SERVICES (1.3%)
         DIVERSIFIED TELECOMMUNICATION SERVICES (0.8%)
         BellSouth Corp.. . . . . . . . . .            17,000            452,710
         CenturyTel, Inc. . . . . . . . . .            26,700            930,495
         Sprint Corp. (FON Group) . . . . .            21,300            306,720

                                                                    ------------
                                                                       1,689,925
                                                                    ------------
         WIRELESS TELECOMMUNICATION SERVICES (0.5%)
         AT&T Wireless Services, Inc.*. . .           149,100          1,224,111
                                                                    ------------
          TOTAL TELECOMMUNICATION SERVICES                             2,914,036
                                                                    ------------
         UTILITIES (0.5%)
         ELECTRIC UTILITIES (0.5%)
         Edison International*. . . . . . .            34,700            570,121
         Entergy Corp.. . . . . . . . . . .            12,600            665,028

                                                                    ------------
          TOTAL UTILITIES . . . . . . . . .                            1,235,149
                                                                    ------------
         TOTAL COMMON STOCKS (98.6%)
          (Cost $223,422,273) . . . . . . .                          227,253,123
                                                                    ------------

                                                   PRINCIPAL
                                                      AMOUNT
                                                  ------------
         SHORT-TERM DEBT SECURITIES:
         REPURCHASE AGREEMENT (1.6%)
         J.P. Morgan Securities, Inc.,
          1.21% dated 6/30/03,                     $3,663,000
          due 7/1/03 (k). . . . . . . . . .                         $  3,663,000
                                                                    ------------
         SHORT TERM INVESTMENTS OF CASH COLLATERAL
          FOR  SECURITIES LOANED (4.3%)

          Nomura Securities                        10,018,006         10,018,006
           1.29%, 7/1/03. . . . . . . . . .                         ------------
         TIME DEPOSIT (0.0%)

         J.P. Morgan Chase Nassau,                      5,222              5,222
          0.58%, 7/1/03 . . . . . . . . . .                         ------------
         TOTAL SHORT-TERM DEBT SECURITIES
          (5.9%)
          (Amortized Cost $13,686,228). . .                           13,686,228
                                                                    ------------
         TOTAL INVESTMENTS (104.5%)
          (Cost/Amortized Cost $237,108,501)                         240,939,351


         OTHER ASSETS LESS LIABILITIES                               (10,392,836)
          (-4.5%) . . . . . . . . . . . . .                         ------------
         NET ASSETS (100%)  . . . . . . . .                         $230,546,515
                                                                    ============

---------
* Non-income producing.
/\  All, or a portion of security out on loan (See Note 1).
(k) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the Statement of Assets and Liabilities (See Note 1).

--------------------------------------------------------------------------------
Investment security transactions for the six months ended June 30, 2003 were as follows:

COST OF PURCHASES:
Stocks and long-term
 corporate debt
 securities. . . . . .                  $ 79,516,881
NET PROCEEDS OF SALES
 AND REDEMPTIONS:
Stocks and long-term
 corporate debt
 securities. . . . . .                    67,695,469

As of June 30, 2003, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross
 unrealized
 appreciation. . . . .                  $ 14,829,523
Aggregate gross
 unrealized
 depreciation. . . . .                   (10,998,673)
                                        ------------
Net unrealized
 appreciation. . . . .                  $  3,830,850
                                        ============
Federal income tax cost
 of investments. . . .                  $237,108,501
                                        ============


At June 30, 2003, the Portfolio had loaned securities with a total value $9,894,786 which was secured by collateral of $10,018,006 (Note 1).

The Portfolio has a net capital loss carryforward of $118,401,764 of which $810,089 expires in the year 2008, $81,445,427 expires in the year 2009, and $36,146,248 expires in the year 2010.


                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2003 (Unaudited)

                                                    NUMBER               VALUE
                                                   OF SHARES            (NOTE 1)
-----------------------------------------------------------------------------------

         COMMON STOCKS:
         CONSUMER DISCRETIONARY (11.3%)
         APPAREL RETAIL (1.4%)

         Aeropostale, Inc.* . . . . . . .               2,300       $      49,404
         AnnTaylor Stores Corp.*. . . . .               8,650             250,417
         Bebe Stores, Inc.* . . . . . . .                 900              17,217
         Buckle, Inc.*. . . . . . . . . .               1,300              24,999
         Burlington Coat Factory
          Warehouse Corp. . . . . . . . .               3,300              59,070
         Cato Corp., Class A. . . . . . .               2,900              61,132
         Charlotte Russe Holding, Inc.* .               1,500              15,480
         Children's Place, Inc.*/\  . . .               2,600              51,636
         Christopher & Banks Corp.* . . .               4,650             172,003
         Claire's Stores, Inc.. . . . . .               8,772             222,458
         Deb Shops, Inc.. . . . . . . . .                 800              15,040
         Dress Barn, Inc.*. . . . . . . .               4,100              51,947
         Finish Line, Inc., Class A*. . .               3,500              77,735
         Footstar, Inc.*/\. . . . . . . .               4,000              52,000
         Fossil, Inc.*. . . . . . . . . .               4,225              99,541
         Goody's Family Clothing, Inc.*/\               3,800              32,870
         Gymboree Corp.*/\. . . . . . . .               5,100              85,578
         HOT Topic, Inc.* . . . . . . . .               6,250             168,188
         Maxwell Shoe Co., Inc.*. . . . .               2,700              38,880
         Men's Wearhouse, Inc.* . . . . .               6,143             134,225
         Mothers Work, Inc.*. . . . . . .                 600              16,062
         Oxford Industries, Inc.. . . . .               1,100              45,672
         Pacific Sunwear of
          California, Inc.*/\ . . . . . .               8,925             215,003
         Shoe Carnival, Inc.* . . . . . .               1,700              25,092
         Stage Stores, Inc.*. . . . . . .               3,500              82,250
         Steven Madden Ltd.*. . . . . . .               2,000              43,680
         Too, Inc.*/\ . . . . . . . . . .               6,649             134,642
         Wet Seal, Inc., Class A*/\ . . .               4,775              50,997
         Wilsons The Leather Experts,
          Inc.* . . . . . . . . . . . . .               3,700              26,677

                                                                     ------------
                                                                        2,319,895
                                                                     ------------
         AUTO COMPONENTS (1.0%)
         Action Performance Cos., Inc.. .               2,900              55,100
         Aftermarket Technology Corp.*. .               1,900              19,969
         Bandag, Inc. . . . . . . . . . .               2,000              74,540
         Clarcor, Inc.. . . . . . . . . .               5,150             198,532
         Collins & Aikman Corp.*. . . . .               3,560              10,502
         CSK Auto Corp.*/\  . . . . . . .               5,300              76,585
         Drew Industries, Inc.* . . . . .               1,000              18,200
         Dura Automotive Systems, Inc.* .               3,300              32,373
         Federal Signal Corp. . . . . . .               9,400             165,158
         IMPCO Technologies, Inc.*/\  . .               4,100              25,256
         Keystone Automotive
          Industries, Inc.* . . . . . . .               2,000              36,520
         Lithia Motors, Inc.* . . . . . .               2,000              32,340
         McGrath Rentcorp . . . . . . . .               1,700              45,458
         Midas, Inc.*/\ . . . . . . . . .               4,300              52,116
         Modine Manufacturing Co. . . . .               5,600             108,472
         Monro Muffler Brake, Inc.* . . .               1,100              31,086
         Pep Boys-Manny, Moe & Jack/\ . .               8,900             120,239
         Phoenix Technologies, Ltd.*/\. .               4,500              25,425
         Raytech Corp.* . . . . . . . . .               7,700              32,725
         Spartan Motors, Inc./\ . . . . .               1,800              14,886
         Standard Motor Products, Inc.. .               1,300              14,430
         Strattec Strategy Corp.* . . . .                 700              37,240
         Superior Industries
          International, Inc. . . . . . .               4,200             175,140
         TBC Corp.* . . . . . . . . . . .               3,700              70,485
         Tenneco Automotive, Inc.*. . . .               9,400              33,840
         Tower Automotive, Inc.*/\  . . .               8,400              30,744
         Winnebago Industries, Inc./\ . .               2,500              94,750

                                                                     ------------
                                                                        1,632,111
                                                                     ------------
         AUTOMOBILES (0.2%)
         Asbury Automotive Group, Inc.* .               1,600              21,568

                                                    NUMBER               VALUE
                                                   OF SHARES            (NOTE 1)
-----------------------------------------------------------------------------------

         Coachmen Industries, Inc.. . . .               2,700       $      32,265
         Group 1 Automotive, Inc.*. . . .               3,900             126,399
         Littelfuse, Inc.*. . . . . . . .               4,200              93,912
         Thor Industries, Inc.. . . . . .               3,000             122,460

                                                                     ------------
                                                                          396,604
                                                                     ------------
         CASINOS & GAMING (0.7%)
         Alliance Gaming Corp.*/\ . . . .               8,300             156,953
         Ameristar Casinos, Inc.* . . . .               2,300              49,105
         Argosy Gaming Co.* . . . . . . .               5,200             108,732
         Aztar Corp.*/\ . . . . . . . . .               6,700             107,937
         Boyd Gaming Corp.* . . . . . . .               6,700             115,642
         Dover Downs Gaming &
          Entertainment, Inc. . . . . . .               1,840              17,020
         Isle of Capri Casinos, Inc.* . .               2,989              49,408
         Monarch Casino & Resort, Inc.*/\               4,000              37,280
         MTR Gaming Group, Inc.*. . . . .               4,400              33,968
         Penn National Gaming, Inc.*/\  .               5,928             121,821
         Pinnacle Entertainment, Inc.*. .               5,100              34,680
         Shuffle Master, Inc.*/\  . . . .               3,200              94,048
         Station Casinos, Inc.* . . . . .               6,800             171,700
         WMS Industries, Inc.*/\  . . . .               4,100              63,919

                                                                     ------------
                                                                        1,162,213
                                                                     ------------
         CATALOG RETAIL (0.2%)
         Blair Corp.. . . . . . . . . . .               1,800              39,960
         Brookstone, Inc.*. . . . . . . .               1,500              30,375
         Coldwater Creek, Inc.* . . . . .               1,650              20,345
         Insight Enterprises, Inc.* . . .               7,600              76,456
         J. Jill Group, Inc.*/\ . . . . .               3,300              55,572
         School Specialty, Inc.*/\  . . .               2,800              79,688
         Valuevision International, Inc.,
          Class A*. . . . . . . . . . . .               3,600              49,068

                                                                     ------------
                                                                          351,464
                                                                     ------------
         COMPUTER & ELECTRONICS RETAIL (0.1%)
         Intertan, Inc.*. . . . . . . . .               4,650              38,130
         PC Connection, Inc.* . . . . . .               1,800              12,240
         Rex Stores Corp.*/\. . . . . . .               1,500              18,165
         Sharper Image Corp.*/\ . . . . .               1,500              40,905
         Tweeter Home Entertainment Group,
          Inc.*/\ . . . . . . . . . . . .               3,500              30,380
         Ultimate Electronics, Inc.*. . .               2,000              25,640

                                                                     ------------
                                                                          165,460
                                                                     ------------
         DEPARTMENT STORES (0.0%)
         Finlay Enterprises, Inc.*. . . .               1,100              18,205
                                                                     ------------
         DISTRIBUTORS (0.4%)
         Aviall, Inc.*/\  . . . . . . . .               3,700              42,069
         Bell Microproducts, Inc.*. . . .               4,200              17,934
         Daisytek International Corp.*. .               3,700                 259
         Fleetwood Enterprises, Inc.*/\ .               8,200              60,680
         Handleman Co.* . . . . . . . . .               4,600              73,600
         Hughes Supply, Inc.. . . . . . .               4,700             163,090
         Owens & Minor, Inc.. . . . . . .               6,700             149,745
         SCP Pool Corp.*/\  . . . . . . .               3,550             122,120
         Sturm Ruger & Co., Inc.. . . . .               4,500              45,000
         Wesco International, Inc.* . . .               1,900              11,400

                                                                     ------------
                                                                          685,897
                                                                     ------------
         GENERAL MERCHANDISE STORES (0.2%)
         7-Eleven, Inc.*/\  . . . . . . .               4,600              48,530
         Factory 2-U Stores, Inc.*/\  . .               2,500              12,450
         Fred's, Inc./\ . . . . . . . . .               4,287             159,391
         Kenneth Cole Productions,
                  Class A*/\  . . . . . .               1,550              30,209
         Pricesmart, Inc.*. . . . . . . .               2,200              29,194

                                                                     ------------
                                                                          279,774
                                                                     ------------
         HOTELS (0.3%)
         Boca Resorts, Inc., Class A*/\ .               5,600              72,800
         Choice Hotels International,
          Inc.* . . . . . . . . . . . . .               4,300             117,433

EQ ADVISORS TRUST
EQ/SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2003 (Unaudited)

                                                    NUMBER               VALUE
                                                   OF SHARES            (NOTE 1)
-----------------------------------------------------------------------------------
                                                                    $
         Marcus Corp. . . . . . . . . . .               3,700              55,315
         Prime Hospitality Corp.* . . . .               8,900              59,719
         Rare Hospitality International, Inc.*          4,100             133,988
         Winston Hotels, Inc. . . . . . .               3,100              25,327

                                                                     ------------
                                                                          464,582
                                                                     ------------
         HOUSEHOLD DURABLES (0.9%)
         Aaron Rents, Inc.. . . . . . . .               2,900              74,820
         American Woodmark Corp.. . . . .                 900              41,904
         Applica, Inc.. . . . . . . . . .               2,600              22,100
         Basset Furniture Industries, Inc.              1,700              22,576
         Blyth, Inc.. . . . . . . . . . .               6,384             173,645
         Bush Industries, Inc., Class A .               5,200              15,600
         Cost Plus, Inc.* . . . . . . . .               3,800             135,508
         Haverty Furniture Cos., Inc. . .               3,000              52,500
         Interface, Inc., Class A . . . .               8,100              37,584
         Kimball International, Inc.,
          Class B . . . . . . . . . . . .               6,700             104,520
         Libbey, Inc. . . . . . . . . . .               2,600              59,020
         Meritage Corp.*. . . . . . . . .               1,900              93,594
         National Presto Industries, Inc.,
          Class A . . . . . . . . . . . .                 900              28,440
         Oneida Ltd.. . . . . . . . . . .               2,700              18,225
         Rayovac Corp.* . . . . . . . . .               5,900              76,405
         Salton, Inc.*/\  . . . . . . . .               1,500              13,530
         Standard-Pacific Corp. . . . . .               6,300             208,908
         Stanley Furniture Co., Inc.. . .               1,000              27,410
         Topps Co.*/\ . . . . . . . . . .               8,100              69,579
         Tupperware Corp. . . . . . . . .              10,200             146,472

                                                                     ------------
                                                                        1,422,340
                                                                     ------------
         INTERNET RETAIL (0.3%)
         1-800 Contacts, Inc.*. . . . . .               1,500              36,720
         1-800-Flowers.com, Inc., Class A*              2,600              21,424
         Drugstore.com* . . . . . . . . .               5,100              29,784
         Overstock.com, Inc.* . . . . . .                 900              13,059
         Priceline.com, Inc.. . . . . . .               3,917              87,694
         Regis Corp.. . . . . . . . . . .               8,550             248,378
         Stamps.com, Inc.*. . . . . . . .               7,100              34,080

                                                                     ------------
                                                                          471,139
                                                                     ------------
         LEISURE FACILITIES (0.3%)
         Bally Total Fitness Holding
          Corp.*/\  . . . . . . . . . . .               5,700              51,471
         Championship Auto Racing
          Teams, Inc.*/\  . . . . . . . .               3,300               8,250
         Churchill Downs, Inc./\  . . . .               1,200              45,972
         Dover Motorsports, Inc.* . . . .               9,900              40,590
         Gaylord Entertainment Co.* . . .               4,300              84,151
         International Speedway Corp.,
          Class A . . . . . . . . . . . .                   1                  28
         Magna Entertainment Corp.,
          Class A*/\  . . . . . . . . . .               8,400              42,000
         Party City Corp.*/\  . . . . . .               1,400              14,378
         Speedway Motorsports, Inc. . . .               2,532              67,858
         Triarc Co.*. . . . . . . . . . .               2,575              77,224
         Vail Resorts, Inc.*. . . . . . .               1,200              16,164

                                                                     ------------
                                                                          448,086
                                                                     ------------
         LEISURE PRODUCTS (0.3%)
         AMC Entertainment, Inc.* . . . .               5,500              62,920
         Escalade, Inc.*. . . . . . . . .               1,000              16,210
         Johnson Outdoors, Inc.*/\  . . .                 900              12,285
         K2, Inc.*. . . . . . . . . . . .               5,300              64,925
         Marine Products Corp . . . . . .               1,200              13,020
         MarineMax, Inc.* . . . . . . . .               1,400              19,600
         Marvel Enterprises, Inc.*. . . .               5,900             112,690
         Midway Games, Inc.*/\  . . . . .               5,259              19,090
         Multimedia Games, Inc.*. . . . .               1,900              48,450
         Nautilus Group, Inc./\ . . . . .               6,112              75,789
         RC2 Corp.. . . . . . . . . . . .               1,900              32,319
         Steinway Musical Instruments, Inc.*              800              12,320

                                                    NUMBER               VALUE
                                                   OF SHARES            (NOTE 1)
-----------------------------------------------------------------------------------
                                                                    $
         West Marine, Inc.*/\ . . . . . .               2,100              36,771

                                                                     ------------
                                                                          526,389
                                                                     ------------
         MEDIA (1.5%)
         4 Kids Entertainment, Inc.*/\  .               2,300              42,780
         Acme Communications, Inc.* . . .               1,700              12,920
         ADVO, Inc.*. . . . . . . . . . .               3,700             164,280
         APAC Customer Services, Inc.*. .               4,832              12,322
         Beasley Broadcasting Group,
          Class A*. . . . . . . . . . . .               1,200              16,416
         Carmike Cinemas, Inc.*/\ . . . .               1,800              40,896
         Courier Corp.. . . . . . . . . .                 700              36,050
         Crown Media Holdings, Inc.,
          Class A*/\. . . . . . . . . . .               5,000              20,650
         Fisher Communications, Inc.* . .                 900              44,019
         Gray Television, Inc., Class A .               1,600              19,680
         Grey Global Group, Inc.. . . . .                 140             108,151
         Hollinger International, Inc.. .               8,900              95,853
         Information Holdings, Inc.*. . .               2,100              38,325
         Insight Communications Co.*/\  .               8,100             106,758
         Journal Register Co.*. . . . . .               5,400              97,686
         Liberty Corp.. . . . . . . . . .               3,292             139,910
         Lodgenet Entertainment Corp.*. .               2,304              25,229
         Macrovision Corp.*/\ . . . . . .               8,000             159,360
         Martha Stewart Living Omnimedia,
          Class A*/\. . . . . . . . . . .               2,168              20,358
         Mediacom Communications Corp.*/\              10,500             103,635

         Movie Gallery, Inc.*/\ . . . . .               3,950              72,877
         Paxson Communications Corp.* . .               5,700              34,143
         Penton Media, Inc.*. . . . . . .               3,800               2,242
         Playboy Enterprises, Inc., Class B*/\          2,600              35,360
         PRIMEDIA, Inc.*. . . . . . . . .              30,400              92,720
         Private Media Group, Inc.*/\ . .                 900               1,701
         Pulitzer, Inc. . . . . . . . . .               1,700              84,014
         R.H. Donnelly Corp.* . . . . . .               5,400             196,938
         Regent Communications, Inc.* . .               5,100              30,090
         Saga Communications, Inc.,
          Class A*. . . . . . . . . . . .               2,800              54,460
         Salem Communications Corp.,
          Class A*. . . . . . . . . . . .               2,101              42,043
         Sinclair Broadcast Group, Inc.,
          Class A*/\. . . . . . . . . . .               6,008              69,753
         Sirius Satellite Radio, Inc.*/\.               9,600              16,224
         Spanish Broadcasting System,
          Class A*. . . . . . . . . . . .               6,865              55,950
         Summit America Television, Inc..               6,500              18,785
         Time Warner Telecom, Inc.,
          Class  A* . . . . . . . . . . .               8,900              56,693
         Tivo, Inc.*/\  . . . . . . . . .               4,000              48,720
         Value Line, Inc. . . . . . . . .                 300              14,733
         World Wrestling
          Entertainment, Inc.*. . . . . .               2,056              21,156
         Young Broadcasting Corp.,
          Class A*/\. . . . . . . . . . .               2,900              61,277
         Zomax, Inc.* . . . . . . . . . .               5,400              17,658

                                                                     ------------
                                                                        2,332,815
                                                                     ------------
         PHOTOGRAPHIC PRODUCTS (0.1%)
         Concord Camera Corp.*. . . . . .               5,100              36,159
         Scansource, Inc.*. . . . . . . .               2,000              53,500
         Vector Group Ltd.. . . . . . . .               5,240              91,700

                                                                     ------------
                                                                          181,359
                                                                     ------------
         RESTAURANTS (1.0%)
         AFC Enterprises, Inc.* . . . . .               2,400              38,976
         Benihana, Inc. . . . . . . . . .               1,300              17,160
         Bob Evans Farms, Inc.. . . . . .               6,900             190,647
         Buca, Inc.*. . . . . . . . . . .               3,300              18,612
         California Pizza Kitchen, Inc.*/\              2,700              58,050

EQ ADVISORS TRUST
EQ/SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2003 (Unaudited)

                                                    NUMBER               VALUE
                                                   OF SHARES            (NOTE 1)
-----------------------------------------------------------------------------------

         Champps Entertainment, Inc.* . .               2,400        $     12,048
         Checkers Drive-In Restaurant, Inc.*            1,900              21,736
         Chicago Pizza & Brewery, Inc.*/\               3,000              30,000
         CKE Restaurants, Inc.* . . . . .               9,400              52,546
         Dave and Busters, Inc.*. . . . .               2,500              27,250
         IHOP Corp./\ . . . . . . . . . .               3,900             123,123
         Jack in the Box, Inc.* . . . . .               6,800             151,640
         Landry's Restaurants, Inc. . . .               4,100              96,760
         Lone Star Steakhouse &
          Saloon, Inc.. . . . . . . . . .               3,400              74,018
         O'Charley's, Inc.* . . . . . . .               3,200              68,896
         P.F. Chang's China Bistro, Inc.*/\             3,200             157,472
         Papa John's International, Inc.*/\             2,400              67,320
         Ryan's Family Steak Houses, Inc.*/\            8,750             122,500
         Sonic Corp.*/\ . . . . . . . . .               7,125             181,188
         Steak N Shake Co.* . . . . . . .               4,215              64,279

                                                                     ------------
                                                                        1,574,221
                                                                     ------------
         SPECIALTY STORES (1.4%)
         A.C. Moore Arts & Crafts, Inc.*.               2,500              50,075
         Bombay Co., Inc.*. . . . . . . .               7,100              75,473
         Boyds Collection Ltd.* . . . . .               3,388              15,957
         Cache, Inc.*/\ . . . . . . . . .               4,500              69,300
         Central Garden & Pet Co.*. . . .               2,800              66,780
         Charming Shoppes, Inc.*/\  . . .              21,000             104,370
         Department 56, Inc.* . . . . . .               2,000              30,660
         Electronics Boutique
          Holdings Corp.* . . . . . . . .               1,900              43,909
         FAO, Inc.. . . . . . . . . . . .               3,100               7,223
         Friedman's, Inc., Class A. . . .               3,400              38,658
         Galyans Trading Co., Inc.*/\ . .               2,000              28,680
         Gart Sports Co.*/\ . . . . . . .               1,500              42,540
         Guitar Center, Inc.*/\ . . . . .               2,500              72,500
         Hancock Fabrics, Inc.. . . . . .               3,400              54,910
         Hibbett Sporting Goods, Inc.*. .               1,500              49,410
         Hollywood Entertainment Corp.* .              10,400             178,880
         Jakks Pacific, Inc.*/\ . . . . .               4,500              59,805
         Jo-Ann Stores, Inc., Class A*/\.               2,700              68,310
         Linens 'N Things, Inc.*. . . . .               7,100             167,631
         Movado Group, Inc. . . . . . . .               1,700              36,975
         Nelson (Thomas), Inc.* . . . . .               1,500              18,750
         OfficeMax, Inc.* . . . . . . . .              22,600             148,030
         Restoration Hardware, Inc.*. . .               4,300              19,350
         Sola International, Inc.*. . . .               4,000              69,600
         Sports Authority, Inc.*. . . . .               6,100              65,270
         Toro Co. . . . . . . . . . . . .               4,900             194,775
         Tractor Supply Co.*. . . . . . .               2,700             128,925
         Trans World Entertainment Corp.*/\            10,700              54,784
         Tuesday Morning Corp.* . . . . .               1,600              42,080
         United Auto Group, Inc.*/\ . . .               3,100              67,518
         Whitehall Jewelers, Inc.*. . . .               1,900              17,233
         Yankee Candle Co., Inc.*/\ . . .               5,304             123,159

                                                                     ------------
                                                                        2,211,520
                                                                     ------------
         TEXTILES & APPAREL (1.0%)
         Brown Shoe Co., Inc. . . . . . .               3,500             104,300
         Cherokee, Inc.*. . . . . . . . .                 900              18,018
         Culp, Inc.*/\  . . . . . . . . .               1,600              11,040
         DHB Industries, Inc.*. . . . . .               4,400              17,996
         Genesco, Inc.*/\ . . . . . . . .               3,700              65,490
         Guess?, Inc.*. . . . . . . . . .               3,300              19,800
         K-Swiss, Inc., Class A . . . . .               2,300              79,396
         Kellwood Co. . . . . . . . . . .               5,000             158,150
         Nautica Enterprises, Inc.* . . .               5,100              65,433
         OshKosh B'Gosh, Inc., Class A. .               2,020              54,540
         Payless Shoesource, Inc.*. . . .              13,300             166,250
         Phillips-Van Heusen Corp.. . . .               4,600              62,698
         Quaker Fabric Corp.. . . . . . .               2,400              15,840
         Quicksilver, Inc.* . . . . . . .               9,000             148,410

                                                    NUMBER               VALUE
                                                   OF SHARES            (NOTE 1)
-----------------------------------------------------------------------------------

         Russell Corp.. . . . . . . . . .               4,500        $     85,500
         Skechers U.S.A., Inc., Class A*.               2,908              21,519
         Stein Mart, Inc.*. . . . . . . .               4,600              27,554
         Stride Rite Corp.. . . . . . . .               6,700              66,732
         Tropical Sportswear
          International Corp.*. . . . . .               1,600              11,600
         Unifi, Inc.* . . . . . . . . . .               9,300              57,660
         Urban Outfitters, Inc.*/\. . . .               1,500              53,850
         Vans, Inc.*. . . . . . . . . . .               4,300              38,614
         Wellman, Inc.. . . . . . . . . .               6,000              67,200
         Wolverine World Wide, Inc. . . .               8,200             157,932

                                                                     ------------
                                                                        1,575,522
                                                                     ------------
          TOTAL CONSUMER DISCRETIONARY  .                              18,219,596
                                                                     ------------
         CONSUMER STAPLES (2.7%)
         BEVERAGES (0.1%)
         Boston Beer Co., Inc., Class A*/\              1,500              21,600
         Coca Cola Bottling Co. . . . . .                 400              21,840
         National Beverage Corp.* . . . .                 900              12,510
         Peet's Coffee & Tea, Inc.* . . .               2,000              34,920
         Robert Mondavi Corp., Class A*/\               1,700              43,027

                                                                     ------------
                                                                          133,897
                                                                     ------------
         DRUG RETAIL (0.1%)
         Duane Reade, Inc.*/\. . . . . .                4,000              59,000
         Longs Drug Stores Corp.. . . . .               6,096             101,194

                                                                     ------------
                                                                          160,194
                                                                     ------------
         FOOD DISTRIBUTORS (0.2%)
         Green Mountain Coffee, Inc.* . .                 900              17,100
         International Multifoods Corp.*.               3,100              71,021
         Interstate Bakeries Corp.. . . .               8,100             102,870
         Sanderson Farms, Inc.. . . . . .                 900              25,290
         United Natural Foods, Inc.*/\. .               3,700             104,118

                                                                     ------------
                                                                          320,399
                                                                     ------------
         FOOD PRODUCTS (1.6%)
         Alico, Inc.. . . . . . . . . . .                 600              14,814
         American Italian Pasta Co.*/\. .               3,300             137,445
         Aurora Foods, Inc.*. . . . . . .               3,100               1,085
         Bridgford Foods Corp.. . . . . .               1,700              12,852
         Chiquita Brands
          International,  Inc.*/\. . . .               7,600             110,200
         Corn Products International, Inc.              6,600             198,198
         Del Monte Foods Co.* . . . . . .              36,200             320,008
         Dimon, Inc.. . . . . . . . . . .               7,600              54,416
         Farmer Brothers Co.. . . . . . .                 200              67,858
         Flowers Foods, Inc.. . . . . . .               6,525             128,934
         Hain Celestial Group, Inc.*. . .               4,400              70,356
         Horizon Organic Holding Corp.* .               1,400              33,362
         J & J Snack Foods Corp.* . . . .               1,300              41,119
         Jarden Corp.*. . . . . . . . . .               2,200              60,874
         Lance, Inc.. . . . . . . . . . .               5,100              46,563
         Maui Land & Pineapple Co., Inc..               1,800              40,464
         Monterey Pasta Co.*/\. . . . . .               4,500              22,275
         Nash Finch Co. . . . . . . . . .               2,800              46,620
         NBTY, Inc.*. . . . . . . . . . .               8,000             168,480
         Pilgrims Pride Corp., Class B. .               2,800              27,076
         Ralcorp Holdings, Inc.*. . . . .               5,880             146,765
         Riviana Foods, Inc.. . . . . . .               1,100              29,601
         Seaboard Corp. . . . . . . . . .                 100              20,700
         Sensient Technologies Corp.. . .               8,600             197,714
         Smucker (J.M.) Co./\. . . . . .                8,768             349,755
         Standard Commercial Corp.. . . .               2,200              37,400
         Standex International Corp.. . .               2,100              44,100
         Tasty Baking Co. . . . . . . . .               1,500              15,750
         Universal Corp.. . . . . . . . .               5,200             219,960

                                                                     ------------
                                                                        2,664,744
                                                                     ------------
         FOOD RETAIL (0.4%)
         Arden Group, Inc.* . . . . . . .                 300              17,700
         Casey's General Stores, Inc. . .               8,200             115,948

EQ ADVISORS TRUST
EQ/SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2003 (Unaudited)

                                                    NUMBER               VALUE
                                                   OF SHARES            (NOTE 1)
-----------------------------------------------------------------------------------

         Great Atlantic & Pacific
          Tea Co., Inc.*/\. . . . . . . .               3,800        $     33,440
         Ingles Markets, Inc., Class A. .               1,400              14,140
         Luby's, Inc.*/\. . . . . . . . .               6,900              15,525
         Panera Bread Co., Class A*/\ . .               4,500             180,000
         Pathmark Stores, Inc.* . . . . .               5,900              45,135
         Ruddick Corp.. . . . . . . . . .               6,800             106,896
         Smart & Final, Inc.* . . . . . .               1,800               8,334
         Weis Markets, Inc. . . . . . . .               2,200              68,244
         Wild Oats Markets, Inc.*/\ . . .               4,400              47,960

                                                                     ------------
                                                                          653,322
                                                                     ------------
         HOUSEHOLD PRODUCTS (0.1%)
         Water Pik Technologies Inc.* . .               2,000              15,540
         Wd-40 Co./\. . . . . . . . . . .               3,100              88,505

                                                                     ------------
                                                                          104,045
                                                                     ------------
         PERSONAL PRODUCTS (0.2%)
         Chattem, Inc.* . . . . . . . . .               2,100              39,480
         CSS Industries, Inc.*. . . . . .                 600              23,130
         Del Laboratories, Inc.*. . . . .                 800              18,800
         Elizabeth Arden, Inc.*/\ . . . .               2,500              32,925
         Inter Parfums, Inc.. . . . . . .               1,700              12,580
         Nature's Sunshine Products, Inc.               2,000              16,020
         NU Skin Enterprises, Inc., Class
          A . . . . . . . . . . . . . . .               8,737              91,302
         Playtex Products, Inc.*/\. . . .               4,900              31,458
         Russ Berrie & Co., Inc.. . . . .               2,000              73,020

                                                                     ------------
                                                                          338,715
                                                                     ------------
          TOTAL CONSUMER STAPLES  . . . .                               4,375,316
                                                                     ------------
         ENERGY (3.7%)
         INTEGRATED OIL & GAS (0.6%)
         Cabot Oil & Gas Corp., Class A .               5,500             151,855
         Key Energy Services, Inc.* . . .              22,100             236,912
         Meridian Resource Corp.*/\ . . .               8,600              40,678
         Oneok, Inc.. . . . . . . . . . .              12,700             249,301
         Stone Energy Corp.*/\. . . . . .               4,156             174,219
         Western Gas Resources, Inc.. . .               3,700             146,520

                                                                     ------------
                                                                          999,485
                                                                     ------------
         OIL & GAS DRILLING (0.2%)
         Grey Wolf, Inc.*/\ . . . . . . .              32,900             132,916
         Hydril Co.*. . . . . . . . . . .               2,400              65,400
         Oil States International, Inc.*.               3,200              38,720
         Parker Drilling Co.* . . . . . .              16,200              47,142

                                                                     ------------
                                                                          284,178
                                                                     ------------
         OIL & GAS EQUIPMENT & SERVICES (1.0%)
         Atwood Oceanics, Inc.*/\ . . . .               1,800              48,870
         Cal Dive International, Inc.*. .               7,228             157,570
         Carbo Ceramics, Inc./\ . . . . .               1,800              67,050
         Dril-Quip, Inc.*/\ . . . . . . .               1,200              21,840
         Global Industries Ltd.*. . . . .              12,500              60,250
         Gulf Island Fabrication, Inc.* .               1,500              25,380
         Hanover Compressor Co.*/\. . . .              10,300             116,390
         Input/Output, Inc.*. . . . . . .               8,300              44,654
         Lone Star Technologies, Inc.*. .               5,600             118,608
         Lufkin Industries, Inc.. . . . .               1,500              36,525
         NATCO Group, Inc., Class A*. . .               2,300              15,709
         NS Group, Inc.*. . . . . . . . .               2,796              27,261
         Oceaneering International, Inc.*               4,800             122,640
         Offshore Logistics, Inc.*. . . .               3,500              76,125
         RPC, Inc.. . . . . . . . . . . .               2,100              23,100
         Seacor Smit, Inc.*/\ . . . . . .               3,550             129,540
         Spinnaker Exploration Co.* . . .               4,964             130,057
         Superior Energy Services, Inc.*.              10,277              97,426
         Swift Energy Co.*/\. . . . . . .               4,300              47,300
         Syntroleum Corp.*. . . . . . . .               4,500              11,970
         Universal Compression
          Holdings, Inc.*/\ . . . . . . .               3,100              64,666
         Veritas DGC, Inc.* . . . . . . .               5,800              66,700
         W-H Energy Services, Inc.*/\. .                4,400              85,712

                                                                     ------------
                                                                        1,595,343
                                                                     ------------
         OIL & GAS EXPLORATION & PRODUCTION (1.7%)
         Berry Petroleum Co., Class A . .               3,200              57,440
         Chesapeake Energy Corp.. . . . .              36,990             373,599
         Comstock Resources, Inc.*. . . .               4,201              57,470
         Denbury Resources, Inc.* . . . .               4,700              63,121
         Encore Acquisition Co.*. . . . .               1,600              30,640
         Energen Corp.. . . . . . . . . .               6,800             226,440
         Energy Partners Ltd.*. . . . . .               3,600              41,580
         Evergreen Resources, Inc.*/\ . .               3,700             200,947
         Exploration Co. of Delaware* . .               2,800              12,544
         Harvest Natural Resources, Inc.*               6,700              42,679
         Houston Exploration Co.* . . . .               1,900              65,930
         Magnum Hunter Resources, Inc.* .               9,100              72,709
         Nuevo Energy Co.*. . . . . . . .               3,600              62,820
         Patina Oil & Gas Corp. . . . . .               6,331             203,542
         Petroquest Energy, Inc.* . . . .               6,900              16,215
         Plains Exploration &
          Production Co.* . . . . . . . .               8,165              88,264
         Plains Resources, Inc.*. . . . .               5,200              73,580
         Prima Energy Corp.*. . . . . . .               1,824              38,085
         Quicksilver Resources, Inc.* . .               1,900              45,505
         Range Resources Corp.* . . . . .               9,500              59,565
         Remington Oil & Gas Corp.* . . .               3,800              69,844
         Resource America, Inc., Class A.               2,800              28,980
         Southwestern Energy Co.* . . . .               6,600              99,066
         St. Mary Land & Exploration Co..               6,200             169,260
         Tom Brown, Inc.* . . . . . . . .               6,600             183,414
         Unit Corp.*. . . . . . . . . . .               8,572             179,240
         Vintage Petroleum, Inc.. . . . .              10,300             116,184
         Westport Resources Corp.*. . . .               4,271              97,165

                                                                     ------------
                                                                        2,775,828
                                                                     ------------
         OIL & GAS REFINING & MARKETING (0.2%)
         Frontier Oil Corp. . . . . . . .               5,144              78,189
         Headwaters, Inc.*/\. . . . . . .               5,400              79,326
         Holly Corp.. . . . . . . . . . .               1,800              49,680
         Tesoro Petroleum Corp.*/\. . . .              13,600              93,568

                                                                     ------------
                                                                          300,763
                                                                     ------------
          TOTAL ENERGY  . . . . . . . . .                               5,955,597
                                                                     ------------
         FINANCIALS (19.0%)
         BANKS (8.7%)
         1st Source Corp. . . . . . . . .               2,951              54,771
         ABC Bancorp. . . . . . . . . . .               1,800              25,794
         Alabama National Bancorp . . . .               2,100             101,808
         Allegiant Bancorp, Inc.. . . . .               2,600              52,650
         American National Bankshares, Inc.             1,100              29,579
         Anchor Bancorp Wisconsin, Inc. .               4,200             100,338
         Arrow Financial Corp.. . . . . .               1,270              42,380
         Banc Corp./\ . . . . . . . . . .               1,900              12,749
         BancFirst Corp.. . . . . . . . .                 703              36,458
         Bank Atlantic Bancorp, Inc.,
          Class A . . . . . . . . . . . .               7,900              93,931
         Bank Mutual Corp.. . . . . . . .               2,200              71,500
         Bank of Granite Corp.. . . . . .               2,712              46,240
         Bank of the Ozarks, Inc. . . . .               1,000              38,760
         Bankunited Financial Corp.*. . .               4,100              82,615
         Banner Corp. . . . . . . . . . .               2,100              43,029
         Bay View Capital Corp.*. . . . .              13,571              78,440
         Berkshire Bancorp, Inc.. . . . .               1,200              34,080
         BostonFed Bancorp, Inc./\. . . .                 700              18,837
         Brookline Bancorp, Inc.. . . . .              11,517             161,238
         Bryn Mawr Bank Corp./\ . . . . .                 800              29,656
         BSB Bancorp, Inc.. . . . . . . .               1,800              44,676
         California First National Bancorp              3,600              34,164
         Camden National Corp.. . . . . .               1,900              52,250
         Capital City Bank Group, Inc.. .               1,687              61,069

EQ ADVISORS TRUST
EQ/SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2003 (Unaudited)


                                                   NUMBER               VALUE
                                                   OF SHARES            (NOTE 1)
--------------------------------------------------------------------------------
         Capitol Bancorp Ltd. . . . . . .               2,000       $     54,200
         Cascade Bancorp/\. . . . . . . .               2,800             48,524
         Cathay Bancorp, Inc./\. . . . .                3,200            142,656
         CB Bancshares, Inc.. . . . . . .                 770             47,832
         CCBT Financial Cos., Inc.. . . .               1,600             38,224
         Central Coast Bancorp*/\. . . .                1,550             25,994
         Central Pacific Financial Corp..               2,700             74,790
         Century Bancorp, Inc., Class A .               1,600             47,648
         CFS Bancorp, Inc.. . . . . . . .               2,300             32,430
         Charter Financial Corp./\. . . .                 700             19,775
         Chemical Financial Corp. . . . .               4,641            138,302
         Chittenden Corp. . . . . . . . .               6,690            182,971
         Citizens First Bancorp, Inc. . .               1,600             34,944
         Citizens, Inc., Class A* . . . .               4,210             30,607
         City Bank Lynnwood WA. . . . . .               1,364             36,910
         City Holdings Co.. . . . . . . .               3,200             93,664
         Coastal Bancorp, Inc.. . . . . .                 700             19,894
         Columbia Bancorp . . . . . . . .               1,100             26,400
         Columbia Banking Systems, Inc. .               2,590             46,387
         Commercial Federal Corp. . . . .               8,869            188,023
         Commonwealth Telephone
          Enterprises, Inc.*. . . . . . .               2,200             96,734
         Community Bank System, Inc.. . .               2,400             91,200
         Community Banks, Inc.. . . . . .               1,580             46,989
         Community First Bankshares, Inc.               7,800            212,940
         Community Trust Bancorp, Inc.. .               2,320             60,645
         Connecticut Bancshares, Inc. . .               2,400             94,200
         CORUS Bankshares, Inc. . . . . .               1,800             87,174
         CVB Financial Corp.. . . . . . .               6,463            126,158
         Dime Community Bancshares, Inc..               4,700            119,615
         East-West Bancorp, Inc.. . . . .               4,600            166,244
         F&M Bancorp. . . . . . . . . . .               2,300            113,436
         Farmers Capital Bank Corp. . . .               1,100             35,123
         Fidelity Bankshares, Inc.. . . .               3,000             66,900
         Financial Institutions, Inc./\.                1,400             32,900
         First Bancorp. . . . . . . . . .               6,500            178,425
         First Bancorp/NC . . . . . . . .               1,300             33,683
         First Busey Corp., Class A . . .               1,800             43,632
         First Charter Corp.. . . . . . .               5,916            102,938
         First Citizens BankShares, Inc.,
          Class A . . . . . . . . . . . .               1,200            121,008
         First Commonwealth
          Financial Corp. . . . . . . . .              11,526            149,377
         First Community Bancorp. . . . .               1,900             59,223
         First Community Bancshares, Inc.               1,750             61,775
         First Defiance Financial Corp. .               1,000             19,840
         First Essex Bancorp, Inc.. . . .               1,400             65,996
         First Federal Capital Corp.. . .               3,200             63,520
         First Financial Bancorp. . . . .               7,083            113,328
         First Financial Bankshares, Inc.               3,233            108,176
         First Financial Corp.. . . . . .               1,300             68,770
         First Financial Holdings, Inc. .               2,500             67,600
         First Indiana Corp.. . . . . . .               2,025             34,668
         First Merchants Corp.. . . . . .               3,060             74,389
         First National Corp. . . . . . .               1,460             36,004
         First OAK Brook Bancshares, Inc.                 800             26,392
         First Place Financial Corp./Ohio               2,100             36,372
         First Republic Bank* . . . . . .               2,000             53,200
         First Sentinel Bancorp, Inc. . .               4,882             77,966
         First South Bancorp,
          Inc./Virginia/\. . . . . . . .                1,300             43,238
         First State Bancorp. . . . . . .               1,100             30,261
         FirstFed America Bancorp, Inc. .               1,300             44,850
         FirstFed Financial Corp.*. . . .               3,400            119,986
         Flagstar Bancorp, Inc./\. . . .                5,500            134,475
         Flushing Financial Corp. . . . .               1,800             39,906
         FNB Corp.. . . . . . . . . . . .               1,100             29,777
         Franklin Financial Corp. . . . .               1,400             42,070
         Frontier Financial Corp. . . . .               3,200             90,912

         GBC Bancorp. . . . . . . . . . .               1,410             54,144
         German American Bancorp. . . . .               1,925             33,591
         Glacier Bancorp, Inc.. . . . . .               3,410             83,954
         Gold Banc Corp., Inc.. . . . . .               6,600             69,366
         Great Southern Bancorp, Inc. . .               1,000             38,540
         Hancock Holding Co.. . . . . . .               2,550            120,003
         Hanmi Financial Corp.. . . . . .               1,900             33,193
         Harbor Florida Bancshares, Inc..               4,500            107,820
         Harleysville National Corp.. . .               4,058            109,809
         Hawthorne Financial Corp.* . . .               1,700             58,922
         Humboldt Bancorp . . . . . . . .               2,040             30,518
         IBERIABANK Corp. . . . . . . . .               1,300             63,440
         Independent Bank Corp./Mass. . .               2,300             51,957
         Independent Bank Corp./Mich. . .               4,252            109,234
         Integra Bank Corp. . . . . . . .               3,056             52,594
         International Bancshares Corp. .               5,597            199,029
         Itla Capital Corp.*. . . . . . .                 900             36,387
         Lakeland Bancorp, Inc./\. . . .                2,131             34,053
         Lakeland Financial Corp. . . . .                 900             27,342
         Local Financial Corp.* . . . . .               3,900             56,316
         LSB Bancshares, Inc. . . . . . .               1,600             27,696
         Macatawa Bank Corp.. . . . . . .               1,260             30,353
         MAF Bancorp, Inc.. . . . . . . .               3,750            139,012
         Main Street Banks, Inc./\ . . . .              2,200             55,660
         MASSBANK Corp. . . . . . . . . .                 900             32,553
         MB Financial, Inc. . . . . . . .               2,200             88,088
         Merchants Bancshares, Inc. . . .               1,800             46,800
         Mid-State Bancshares . . . . . .               5,200            102,700
         Nara Bancorp, Inc. . . . . . . .               1,400             26,600
         NASB Financial, Inc. . . . . . .                 600             17,400
         National Penn Bancshares, Inc./\               4,113            115,493
         NBC Capital Corp.. . . . . . . .               1,300             32,890
         NBT Bancorp, Inc.. . . . . . . .               6,348            122,834
         Northwest Bancorp, Inc.. . . . .               2,000             32,000
         OceanFirst Financial Corp. . . .               2,300             56,189
         Ocwen Financial Corp.* . . . . .               6,900             31,326
         Old Second Bancorp, Inc. . . . .               1,400             59,990
         Omega Financial Corp.. . . . . .               1,600             54,720
         Pacific Capital Bancorp. . . . .               7,233            253,517
         Pacific Northwest Bancorp. . . .               3,550            123,398
         Pacific Union Bank . . . . . . .               2,000             26,780
         Parkvale Financial Corp. . . . .                 900             22,122
         Peapack-Gladstone Financial Corp.              1,100             35,233
         Pennfed Financial Services, Inc.                 900             24,975
         PennRock Financial Services Corp.              1,240             33,492
         People Holding Co. . . . . . . .               1,000             44,250
         Peoples Bancorp, Inc.. . . . . .               2,100             53,067
         PFF Bancorp, Inc.. . . . . . . .               1,900             73,435
         Port Financial Corp. . . . . . .               1,000             53,880
         Price Legacy Corp. . . . . . . .               4,400             16,500
         PrivateBancorp, Inc./\. . . . .                1,350             36,815
         Prosperity Bancshares, Inc.. . .               2,800             53,900
         Provident Bancorp, Inc.. . . . .                 600             19,260
         Provident Bankshares Corp. . . .               4,742            120,494
         Quaker City Bancorp, Inc.* . . .                 900             36,945
         R & G Financial Corp., Class B .               3,500            103,950
         Republic Bancorp, Inc. . . . . .              10,284            138,011
         Republic Bancorp, Inc./Kentucky.               3,300             48,939
         Republic Bancshares, Inc.. . . .               1,100             27,511
         Riggs National Corp. . . . . . .               3,000             45,660
         Royal Bancshares of Pennsylvania               1,000             21,350
         S & T Bancorp, Inc.. . . . . . .               5,260            144,282
         Sandy Spring Bancorp, Inc. . . .               2,800             88,480
         Santander Bancorp. . . . . . . .               1,530             25,031
         Seacoast Banking Corp. . . . . .               2,000             34,080
         Seacoast Financial Services Corp.              4,600             91,080
         Second Bancorp, Inc. . . . . . .               1,700             43,860

EQ ADVISORS TRUST
EQ/SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2003 (Unaudited)


                                                   NUMBER               VALUE
                                                   OF SHARES            (NOTE 1)
--------------------------------------------------------------------------------
         Simmons First National Corp.,                              $
          Class A . . . . . . . . . . . .               2,800             56,028
         South Financial Group, Inc.. . .               9,270            216,269
         Southwest Bancorp of Texas, Inc.*              5,600            182,056
         Southwest Bancorp, Inc.. . . . .                 900             24,669
         St. Francis Capital Corp.. . . .               1,700             49,419
         State Bancorp, Inc.. . . . . . .               1,470             28,768
         Staten Island Bancorp, Inc.. . .              10,800            210,384
         Sterling Bancorp-N Y . . . . . .               2,232             62,250
         Sterling Bancshares, Inc./ Texas               7,475             97,773
         Sterling Financial Corp. . . . .               3,600             83,700
         Sterling Financial Corp.*. . . .               2,860             69,670
         Suffolk Bancorp. . . . . . . . .               2,200             70,840
         Summit Bancshares, Inc.. . . . .               1,000             23,480
         Sun Bancorp, Inc./\. . . . . . .                 900             18,162
         Sun Bancorp, Inc./NJ*. . . . . .               1,260             25,074
         Superior Financial Corp. . . . .               1,500             36,000
         Susquehanna Bancshares, Inc. . .               7,700            179,795
         SY Bancorp, Inc. . . . . . . . .               1,000             35,370
         Texas Regional Bancshares, Inc.,
          Class A . . . . . . . . . . . .               5,143            178,462
         Tompkins Trustco, Inc./\. . . .                1,500             66,975
         TriCo Bancshares . . . . . . . .                 900             22,887
         Troy Financial Corp./\. . . . .                1,745             47,377
         Trust Co. of New Jersey. . . . .               3,700            112,110
         Trustco Bank Corp./New York. . .              14,183            157,148
         UCBH Holdings, Inc.. . . . . . .               7,676            220,148
         Umpqua Holdings Corp.. . . . . .               5,676            107,787
         Union Bankshares Corp. . . . . .               1,700             48,059
         United Bankshares, Inc./\. . . .               7,200            206,280
         United Community Banks, Inc. . .               3,800             94,924
         United Community Financial Corp.               6,100             56,364
         United National Bancorp. . . . .               3,748            103,407
         UNIZAN FINANCIAL Corp. . . . . .               4,690             82,403
         USB Holding Co., Inc.. . . . . .               2,208             39,192
         Virginia Financial Group, Inc. .               1,400             39,200
         W Holding Co., Inc.. . . . . . .               8,550            144,666
         Warwick Community Bancorp, Inc..                 700             20,475
         Washington Trust Bancorp . . . .               2,600             59,774
         Waypoint Financial Corp. . . . .               7,000            126,280
         Wesbanco, Inc. . . . . . . . . .               4,100             99,630
         West Coast Bancorp/Oregon. . . .               2,900             52,780
         Westfield Financial, Inc.. . . .                 900             16,929
         Willow Grove Bancorp, Inc. . . .                 900             15,273
         Yardville National Bancorp . . .               1,400             27,300

                                                                    ------------
                                                                      14,097,552
                                                                    ------------
         DIVERSIFIED FINANCIALS (2.0%)
         Advanta Corp.. . . . . . . . . .               4,400             44,264
         Amcore Financial, Inc. . . . . .               5,100            118,728
         American Capital Strategies Ltd./\            10,856            270,749
         American Home Mortgage Holdings,
          Inc.. . . . . . . . . . . . . .               1,900             37,202
         Ameritrade Holding Corp.*/\. . .              35,900            266,019
         BKF Capital Group, Inc.* . . . .               1,100             24,013
         Boston Private Financial
          Holdings, Inc.. . . . . . . . .               3,700             77,996
         Cash America International, Inc.               4,300             56,846
         Charter Municipal Mortgage
          Acceptance Co.. . . . . . . . .               8,100            153,981
         Coastal Financial Corp.. . . . .               1,650             21,302
         CoBiz, Inc./\. . . . . . . . . .               1,400             18,956
         CompuCredit Corp.*/\. . . . . .                2,888             35,089
         Credit Acceptance Corp.* . . . .               2,500             25,225
         DVI, Inc.* . . . . . . . . . . .               2,800             13,076
         Euronet Worldwide, Inc.*/\. . .                3,200             34,592
         First Niagara Financial Group,
          Inc.. . . . . . . . . . . . . .               5,014             69,995
         First of Long Island Corp. . . .                 600             23,941
         Gabelli Asset Management,
          Class A*/\. . . . . . . . . . .               1,300             46,930

         Gladstone Capital Corp./\. . . .               2,000             41,260
         Hudson River Bancorp . . . . . .               3,300             92,136
         iDine Rewards Network, Inc.*/\.                3,500             48,090
         Interchange Financial Services Corp.           1,600             31,392
         Irwin Financial Corp.. . . . . .               3,000             77,700
         Knight Trading Group, Inc.*. . .              15,100             93,922
         LendingTree, Inc.* . . . . . . .               1,600             39,168
         MainSource Financial Group, Inc.               1,110             27,051
         MCG Capital Corp./\. . . . . . .               4,300             62,350
         Metris Cos., Inc./\. . . . . . .               5,500             30,525
         MFA Mortgage Investments, Inc. .               8,700             87,348
         Midwest Banc Holdings, Inc./\. .               1,850             35,927
         NCP Litigation Trust+  . . . . .                 700                 --
         NetBank, Inc.. . . . . . . . . .               9,600            126,336
         New Century Financial Corp./\. .               3,100            135,315
         Oriental Financial Group, Inc. .               2,657             68,258
         Partners Trust Financial Group, Inc.           1,800             34,344
         Redwood Trust, Inc.. . . . . . .               2,600            103,766
         Saxon Capital, Inc.* . . . . . .               5,200             90,376
         SWS Group, Inc.. . . . . . . . .               2,482             50,012
         UMB Financial Corp.. . . . . . .               3,174            134,578
         Westcorp . . . . . . . . . . . .               2,260             63,280
         WFS Financial, Inc.*/\. . . . .                1,300             43,563
         Wintrust Financial Corp./\. . .                3,100             91,760
         World Acceptance Corp.*. . . . .               2,000             32,560
         WSFS Financial Corp. . . . . . .               1,400             53,760

                                                                    ------------
                                                                       3,033,681
                                                                    ------------
         INSURANCE (1.9%)
         Alfa Corp. . . . . . . . . . . .               6,500             82,615
         American Physicians Capital,
          Inc.* . . . . . . . . . . . . .               2,000             48,500
         Argonaut Group, Inc. . . . . . .               4,000             49,320
         Baldwin & Lyons, Inc.. . . . . .               1,375             32,656
         Ceres Group, Inc.* . . . . . . .               4,700             13,536
         CNA Surety Corp. . . . . . . . .               2,900             28,565
         Commerce Group, Inc. . . . . . .               4,800            173,760
         Corvel Corp.*. . . . . . . . . .               1,250             45,000
         Crawford & Co., Class B. . . . .               4,900             24,059
         Delphi Financial Group, Inc.,
          Class A . . . . . . . . . . . .               2,542            118,966
         EMC Insurance Group, Inc.. . . .                 700             12,985
         FBL Financial Group, Inc., Class
          A . . . . . . . . . . . . . . .               2,074             41,791
         Financial Industries Corp. . . .               1,500             22,110
         FPIC Insurance Group, Inc.*/\. .               2,500             34,675
         Fremont General Corp.. . . . . .              11,516            157,769
         Great American Financial
          Resources, Inc. . . . . . . . .               1,400             18,354
         Harleysville Group, Inc. . . . .               5,800            133,516
         Hilb, Rogal & Hamilton Co. . . .               6,600            224,664
         Horace Mann Educators Corp./\. .               7,400            119,362
         Independence Holding Co. . . . .               1,900             40,109
         Insurance Auto Auctions, Inc.*/\               2,068             25,974
         Kansas City Life Insurance Co. .                 600             25,704
         LandAmerica Financial Group, Inc.              3,700            175,750
         Lennox International, Inc./\. .                8,401            108,121
         Midland Co.. . . . . . . . . . .               1,400             31,094
         National Western Life Insurance
          Co., Class A* . . . . . . . . .                 400             44,172
         Navigators Group, Inc.*. . . . .                 700             20,874
         Nymagic, Inc.. . . . . . . . . .                 600             12,156
         Odyssey Reinsurance
          Holdings Corp./\. . . . . . . .               3,100             65,410
         Ohio Casualty Corp.*/\. . . . .               10,000            131,800
         Pico Holdings, Inc.* . . . . . .               1,300             16,900
         PMA Capital Corp., Class A/\. .                5,100             64,107
         Presidential Life Corp.. . . . .               4,700             66,317
         ProAssurance Corp.*. . . . . . .               4,664            125,881
         RLI Corp.. . . . . . . . . . . .               3,050            100,345

EQ ADVISORS TRUST
EQ/SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2003 (Unaudited)

                                                    NUMBER               VALUE
                                                   OF SHARES            (NOTE 1)
-----------------------------------------------------------------------------------
         Selective Insurance Group, Inc..               5,100        $    127,755
         State Auto Financial Corp. . . .               2,900              65,105
         Stewart Information Services Corp.*            3,300              91,905
         Triad Guaranty, Inc.*. . . . . .               1,500              56,925
         UICI*. . . . . . . . . . . . . .               7,600             114,532
         United Fire & Casualty Co. . . .               1,400              45,486
         Universal American
          Financial Corp.*. . . . . . . .               4,500              28,665
         Vesta Insurance Group, Inc.. . .               7,600              17,480
         Zenith National Insurance Corp..               1,900              54,150

                                                                     ------------
                                                                        3,038,920
                                                                     ------------
         REAL ESTATE (6.4%)
         Acadia Realty Trust (REIT) . . .               2,500              22,875
         Alexander's, Inc.* . . . . . . .                 400              33,396
         Alexandra Real Estate Equities,
          Inc. (REIT) . . . . . . . . . .               3,500             157,500
         AMLI Residential Properties
          Trust (REIT)/\ . . . . . . . . .              2,500              58,875
         Anthracite Capital, Inc. . . . .               9,000             108,540
         Anworth Mortgage Asset Corp. . .               5,200              80,184
         APEX Mortgage Capital, Inc.. . .               5,400              29,538
         Associated Estates Realty (REIT)               3,800              24,966
         Avatar Holdings, Inc.* . . . . .                 800              24,160
         Bedford Property Investors,
          Inc. (REIT) . . . . . . . . . .               3,000              85,200
         Boykin Lodging Co., Inc. (REIT).               3,300              25,740
         Brandywine Realty Trust (REIT) .               5,200             128,024
         Capital Automotive (REIT). . . .               4,800             134,352
         Capstead Mortgage Corp. (REIT)/\               1,800              20,286
         CBL & Associates Properties,
          Inc. (REIT) . . . . . . . . . .               4,000             172,000
         Chateau Communities, Inc. (REIT)               4,500             133,155
         Chelsea Property Group,
          Inc. (REIT) . . . . . . . . . .               6,000             241,860
         Colonial Properties Trust (REIT)/\             3,000             105,570
         Commercial Net Lease
          Realty (REIT) . . . . . . . . .               7,200             124,128
         Cornerstone Realty Income Trust,
          Inc. (REIT) . . . . . . . . . .               8,900              65,059
         Corporate Office Properties
          (REIT). . . . . . . . . . . . .               3,900              66,027
         Correctional Properties
          Trust (REIT). . . . . . . . . .               1,300              36,400
         Corrections Corp. of America*. .               5,519             139,796
         Crown American Realty
          Trust (REIT). . . . . . . . . .               4,800              51,552
         EastGroup Properties (REIT). . .               2,800              75,600
         Entertainment Properties
          Trust (REIT). . . . . . . . . .               3,700             106,375
         Equity Inns, Inc. (REIT) . . . .               7,500              51,750
         Equity One, Inc. . . . . . . . .               5,270              86,428
         Essex Property Trust, Inc. (REIT)              3,200             183,200
         Federal Realty Investment
          Trust (REIT). . . . . . . . . .               7,600             243,200
         FelCor Lodging Trust, Inc. (REIT)              9,113              71,537
         Friedman Billings Ramsey & Co.,
          Class A (REIT). . . . . . . . .              17,870             239,458
         Gables Residential Trust (REIT).               4,900             148,127
         Getty Realty Corp. . . . . . . .               3,000              66,960
         Glenborough Realty Trust,
          Inc. (REIT) . . . . . . . . . .               3,500              67,025
         Glimcher Realty Trust (REIT) . .               6,200             138,880
         Great Lakes REIT, Inc. (REIT). .               2,400              38,400
         Health Care REIT, Inc. (REIT). .               7,700             234,850
         Healthcare Realty Trust,
          Inc. (REIT) . . . . . . . . . .               8,696             253,488
         Heritage Property Investment
          Trust (REIT). . . . . . . . . .               3,800             102,904
         Home Properties of New York,
          Inc. (REIT) . . . . . . . . . .               5,400             190,296
         HRPT Properties Trust (REIT) . .              25,300             232,760
         Impac Mortgage Holdings,
          Inc. (REIT) . . . . . . . . . .               9,600             160,224
         Innkeepers USA Trust (REIT). . .               4,900              33,320
         Insignia Financial Group, Inc.,
          Class A*. . . . . . . . . . . .               4,233              47,029
         Investors Real Estate
          Trust (REIT)/\ . . . . . . . . .              7,100              76,609
         Jones Lang LaSalle, Inc.*/\ . . .              6,000              94,800
         Keystone Property Trust (REIT) .               3,000              55,530
         Kilroy Realty Corp. (REIT) . . .               4,800             132,000
         Koger Equity, Inc. (REIT). . . .               4,200              72,366
         Kramont Realty Trust (REIT). . .               3,800              62,700
         La Quinta Corp.* . . . . . . . .              29,050             125,205
         LaSalle Hotel Properties (REIT).               3,100              45,818
         Lexington Corp. Properties
          Trust (REIT). . . . . . . . . .               5,200              92,040
         LNR Property Corp./\. . . . . .                4,000             149,600
         LTC Properties, Inc. . . . . . .               2,600              24,830
         Macerich Co. (REIT). . . . . . .               9,500             333,735
          Manufactured Home
          Communities, Inc. . . . . . . .               2,500              87,775
         MeriStar Hospitality Corp. (REIT)              7,578              38,951
         Mid America Apartment
          Communities, Inc. (REIT)/\ . . .              3,300              89,133
         Mid-Atlantic Realty Trust (REIT)               3,900              81,666
         Mills Corp. (REIT) . . . . . . .               4,800             161,040
         Mission West Properties,
          Inc. (REIT) . . . . . . . . . .               2,700              30,699
         National Health Investors,
          Inc. (REIT) . . . . . . . . . .               5,000              92,200
         National Health Realty, Inc. (REIT)            1,100              17,589
         Nationwide Health Properties,
          Inc. (REIT)/\. . . . . . . . .                9,700             154,521
         Novastar Financial, Inc. (REIT).               2,100             125,475
         OMEGA Healthcare
          Investors, Inc.*. . . . . . . .               3,600              18,900
         Pan Pacific Retail Properties,
          Inc. (REIT) . . . . . . . . . .               7,505             295,322
         Parkway Properties, Inc. (REIT).               1,700              71,485
         Penn Virginia Corp.. . . . . . .               1,600              68,800
         Pennsylvania Real Estate
          Investment Trust (REIT)/\. . .                3,000              89,850
          Post Properties, Inc. (REIT)/\ .              7,100             188,150
         Prentiss Properties Trust (REIT)               6,000             179,940
         PS Business Parks, Inc.,
          Class A (REIT). . . . . . . . .               2,000              70,600
         RAIT Investment Trust (REIT) . .               3,800             100,700
         Ramco-Gershenson Properties Trust
          (REIT). . . . . . . . . . . . .               1,600              37,280
         Realty Income Corp. (REIT) . . .               6,600             251,328
         RFS Hotel Investors, Inc. (REIT)               5,300              65,296
         Saul Centers, Inc. (REIT). . . .               2,100              53,760
         Senior Housing Properties
          Trust (REIT). . . . . . . . . .               8,900             120,684
         Shurgard Storage Centers,
          Class A (REIT). . . . . . . . .               7,000             231,560
         Sizeler Properties Investors,
          Inc. (REIT) . . . . . . . . . .               3,100              31,775
         SL Green Realty Corp.. . . . . .               5,200             181,428
         Sovran Self Storage, Inc. (REIT)               2,700              85,050
         Summit Properties, Inc. (REIT) .               4,700              97,055

EQ ADVISORS TRUST
EQ/SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2003 (Unaudited)

                                                    NUMBER               VALUE
                                                   OF SHARES            (NOTE 1)
-----------------------------------------------------------------------------------
         Sun Communities, Inc. (REIT) . .               2,900        $    113,970
         Tanger Factory Outlet Centers
          (REIT). . . . . . . . . . . . .               1,100              36,388
         Taubman Centers, Inc. (REIT) . .               5,700             109,212
         Thornberg Mortgage Asset Corp./\              11,200             276,640
         Town & Country Trust . . . . . .               2,700              62,775
         Trammell Crow Co. (REIT)*. . . .               6,900              73,209
         Transcontinental Realty Investors,
          Inc. (REIT)/\. . . . . . . .                  1,000              14,700
         U.S. Restaurant Properties Master
          L.P. (REIT) . . . . . . . . . .               3,800              59,660
         Universal Health Realty
          Income (REIT) . . . . . . . . .               2,000              54,000
         Urstadt Biddle Properties, Inc.,
          Class A (REIT). . . . . . . . .               3,500              45,010
         Ventas, Inc. (REIT). . . . . . .              13,700             207,555
         Washington Real Estate Investment
          Trust (REIT). . . . . . . . . .               7,200             195,840
         Wellsford Real Properties,
          Inc. (REIT) . . . . . . . . . .               1,000              15,410

                                                                     ------------
                                                                       10,488,608
                                                                     ------------
         U.S. GOVERNMENT AGENCIES (0.0%)

         Federal Agricultural Mortgage                  1,600              35,760
          Corp., Class C*/\. . . . . . .                             ------------
          TOTAL FINANCIALS  . . . . . . .                              30,694,521
                                                                     ------------
         HEALTH CARE (11.8%)
         BIOTECHNOLOGY (2.8%)
         Acacia Research Corp.-
          CombiMatrix*/\. . . . . . . . .               5,500              13,145
         Aksys Ltd.*/\. . . . . . . . . .               5,300              68,635
         Alkermes, Inc.*/\. . . . . . . .              10,700             115,025
         Antigenics, Inc.*/\. . . . . . .               5,100              58,752
         Applera Corp. -
          Celera Genomics Group*/\. . . .              13,500             139,320
         Applied Molecular Evolution, Inc.*             2,900              12,412
         Arena Pharmaceuticals, Inc.*/\.                3,900              25,896
         Arqule, Inc.*/\. . . . . . . . .               3,700              15,540
         Avigen, Inc.*/\. . . . . . . . .               4,100              14,186
         Bio-Rad Laboratories, Inc.,
          Class A*/\. . . . . . . . . . .               3,300             182,655
         Cambrex Corp.. . . . . . . . . .               4,200              96,684
         Cell Therapeutics, Inc.*/\. . .                6,161              59,946
         Cholestech Corp.*. . . . . . . .               2,500              24,675
         Ciphergen Biosystems, Inc.*. . .               3,800              38,950
         Computer Programs &
          Systems, Inc.*/\                                800              16,008
         Cryolife, Inc.*/\. . . . . . . .               3,860              39,951
         CV Therapeutics, Inc.*/\. . . .                5,356             158,859
         Decode Genetics, Inc.* . . . . .               5,600              17,472
         Digene Corp.*. . . . . . . . . .               2,500              68,075
         Eclipsys Corp.*. . . . . . . . .               6,500              67,860
         Embrex, Inc.*/\. . . . . . . . .               1,500              15,300
         Enzo Biochem, Inc.*/\. . . . . .               4,498              96,797
         Enzon Pharmaceuticals, Inc.* . .               8,500             106,420
         Exact Sciences Corp.*. . . . . .               2,400              26,304
         Exelixis, Inc.*. . . . . . . . .               9,800              68,012
         Genencor International, Inc.*/\.               1,800              29,646
         Genzyme Corp - Genzyme Biosurgery
          Division*/\. . . . . . . . . .                3,800               7,524
         Geron Corp.*/\. . . . . . . . .                4,300              31,648
         Ilex Oncology, Inc.*/\. . . . .                6,461             125,408
         Illumina, Inc.*/\. . . . . . . .               2,600               7,800
         Incyte Pharmaceuticals, Inc.*. .              14,200              65,888
         Indevus Pharmaceuticals, Inc.* .               7,900              49,296
         Integra LifeSciences
          Holdings Corp.*/\                             3,600              94,968
         InterMune, Inc.*/\. . . . . . .                5,200              83,772
         Interpore International, Inc.* .               4,100              52,193
         Inverness Medical
          Innovations, Inc.*/\. . . . . .               1,700              32,810
         Kendle International, Inc.*. . .               1,700              10,540
         Kensey Nash Corp.* . . . . . . .               1,600              41,600
         Kyphon, Inc.*/\. . . . . . . . .               1,800              27,216
         Landauer, Inc./\. . . . . . . .                1,600              66,928
         Lexicon Genetics, Inc.*. . . . .               6,180              41,468
         Martek Biosciences Corp.*/\. . .               4,568             196,150
         Maxygen, Inc.* . . . . . . . . .               5,300              58,141
         Medarex Inc.*/\. . . . . . . . .              13,600              89,624
         Medicines Co.* . . . . . . . . .               5,500             108,295
         Merit Medical Systems, Inc.* . .               2,200              43,956
         Molecular Devices Corp.*/\. . .                3,000              47,730
         Myriad Genetics, Inc.*/\. . . .                5,000              68,050
         Nabi Biopharmaceuticals*/\. . .                7,057              48,411
         Nektar Therapeutics* . . . . . .              11,700             107,991
         Neose Technologies, Inc.*/\. . .               2,568              25,706
         Neurocrine Biosciences, Inc.*. .               5,784             288,853
         Neurogen Corp.*. . . . . . . . .               2,671              12,180
         Onyx Pharmaceuticals, Inc.*. . .               3,000              36,990
         Peregrine Pharmaceuticals, Inc.*/\            11,800              17,582
         PracticeWorks, Inc.* . . . . . .               2,900              55,970
         Prime Medical Services, Inc.*. .               3,100              14,570
         Protein Design Labs, Inc.* . . .              17,500             244,650
         Quidel Corp.*. . . . . . . . . .               4,800              29,856
         Radiologix, Inc.*. . . . . . . .               3,900              16,380
         Regeneron Pharmaceuticals, Inc.*               6,200              97,650
         Sangamo Biosciences, Inc.* . . .               5,900              16,815
         Sangstat Medical Corp.*. . . . .               4,900              64,141
         Sequenom, Inc.*. . . . . . . . .               8,200              22,304
         SuperGen, Inc.*/\. . . . . . . .               6,400              34,560
         Telik, Inc.*/\. . . . . . . . .                6,300             101,241
         Transkaryotic Therapies, Inc.*/\               4,700              54,238
         TRC Cos., Inc.*/\. . . . . . . .               2,050              30,258
         TriPath Imaging, Inc.* . . . . .               3,600              24,588
         Tularik, Inc.*/\. . . . . . . .                7,300              72,562
         US Onconlogy, Inc.*. . . . . . .              13,458              99,454
         Vical, Inc.* . . . . . . . . . .               2,600              11,310

                                                                     ------------
                                                                        4,455,790
                                                                     ------------
         HEALTH CARE EQUIPMENT & SERVICES (6.1%)
         Abgenix, Inc.*/\. . . . . . . .               15,400             161,546
         Abiomed, Inc.*/\. . . . . . . .                2,304              12,603
         Advanced Neuromodulation Systems,
          Inc.* . . . . . . . . . . . . .               1,900              98,363
         ALARIS Medical Systems, Inc.*. .               2,600              33,670
         Albany Molecular Research, Inc.*               3,800              57,380
         Align Technology, Inc.*/\. . . .               7,900              99,145
         Alliance Imaging, Inc.*. . . . .               3,200              14,080
         American Healthways, Inc.*/\. .                2,250              81,270
         American Medical Security
          Group, Inc.*. . . . . . . . . .               1,600              30,560
         American Medical Systems
          Holdings, Inc.*/\. . . . . . .                4,300              72,541
         AMERIGROUP Corp.*/\. . . . . . .               1,800              66,960
         Amsurg Corp.*. . . . . . . . . .               4,300             131,150
         Angelica Corp. . . . . . . . . .               1,800              30,510
         Apria Healthcare Group, Inc.*/\.               8,000             199,040
         Arrow International, Inc.. . . .               2,000              88,300
         Arthrocare Corp.*/\. . . . . . .               4,300              72,068
         Beverly Enterprises, Inc.* . . .              16,900              59,150
         Bio-Reference Labs, Inc.*/\. . .               2,200              15,180
         BioReliance Corp.* . . . . . . .               1,900              40,280
         Biosite, Inc.*/\. . . . . . . .                2,456             118,134
         Britesmile, Inc.*/\. . . . . . .                 520              13,640
         Bruker AXS, Inc.*. . . . . . . .               6,100              18,727
         Bruker Daltonics, Inc.*/\. . . .              11,000              58,630
         Cantel Medical Corp.*/\. . . . .               1,600              21,472
         Cardiac Science, Inc.* . . . . .              13,400              35,912

EQ ADVISORS TRUST
EQ/SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2003 (Unaudited)

                                                    NUMBER               VALUE
                                                   OF SHARES            (NOTE 1)
-----------------------------------------------------------------------------------
         Cardiodynamics International
          Corp.*. . . . . . . . . . . . .               5,929        $     20,218
         Cell Genesys, Inc.*/\. . . . . .               7,300              63,072
         Centene Corp.*/\. . . . . . . .                1,100              42,790
         Cepheid, Inc.* . . . . . . . . .               5,100              25,194
         Cerus Corp.*/\. . . . . . . . .                2,528              19,036
         Closure Medical Corp.* . . . . .                 800              15,104
         Cobalt Corp.*. . . . . . . . . .               2,100              43,155
         Cole National Corp.* . . . . . .               1,800              22,536
         Conceptus, Inc.*/\. . . . . . .                3,200              44,960
         Conmed Corp.*. . . . . . . . . .               5,300              96,778
         Cooper Cos., Inc.. . . . . . . .               6,000             208,620
         Covance, Inc.* . . . . . . . . .              12,900             233,490
         Curative Health Services, Inc.*/\              2,000              34,000
         Cyberonics, Inc.*/\. . . . . . .               4,300              92,493
         Datascope Corp.. . . . . . . . .               2,300              67,919
         Dendrite International, Inc.*. .               5,800              74,704
         Diversa Corp.* . . . . . . . . .               5,200              51,116
         DJ Orthopedics , Inc.. . . . . .               2,400              26,304
         Dynacq International, Inc.*. . .               1,031              17,321
         Endocardial Solutions, Inc./\. .               3,900              23,868
         Epix Medical, Inc.*. . . . . . .               2,400              33,960
         First Consulting Group, Inc.*. .               2,900              13,543
         Gene Logic, Inc.*. . . . . . . .               6,200              37,014
         Genesis Health Ventures, Inc.* .               5,500              97,075
         Gentiva Health Services, Inc.* .               5,000              45,000
         Haemonetics Corp.*/\. . . . . .                3,200              59,840
         Hanger Orthopedic Group, Inc.*/\               4,100              46,945
         Harvard Bioscience, Inc.*/\. . .              10,500              39,900
         Healthcare Services Group, Inc.*               2,100              29,673
         HealthExtras, Inc.*. . . . . . .               8,400              65,688
         HealthTronics Surgical
          Services, Inc.* . . . . . . . .               2,100              18,900
         Hologic, Inc.*/\. . . . . . . .                3,700              48,766
         Hooper Holmes, Inc.. . . . . . .               9,900              63,756
         ICU Medical, Inc.*/\. . . . . .                2,000              62,300
         Idexx Laboratories, Inc.*. . . .               6,600             221,364
         Igen International, Inc.*/\. . .               3,300             103,620
         ImClone Systems, Inc.*/\. . . .               10,100             319,362
         Immucor, Inc.* . . . . . . . . .               2,000              43,580
         Immunomedics, Inc.*. . . . . . .               7,600              47,956
         Impath, Inc.*. . . . . . . . . .               2,800              39,592
         Inamed Corp.*. . . . . . . . . .               2,492             133,795
         Intuitive Surgical, Inc.*/\. . .               6,000              45,480
         Invacare Corp. . . . . . . . . .               5,200             171,600
         Kindred Healthcare, Inc.*. . . .               2,400              42,816
         LabOne, Inc.*/\. . . . . . . . .               1,300              28,028
         Lifecore Biomedical, Inc.* . . .               1,900              10,811
         Lifeline Systems, Inc.*. . . . .                 700              19,880
         Luminex Corp.*/\. . . . . . . .                3,100              15,996
         Matria Healthcare, Inc.*/\. . .                1,800              31,770
         Med-Design Corp.*/\. . . . . . .               2,000               9,840
         Medcath Corp.*/\. . . . . . . .                1,700               9,945
         MedQuist, Inc.*/\. . . . . . . .               1,988              40,237
         MedSource Technologies, Inc.*/\.               5,600              23,800
         Mentor Corp. . . . . . . . . . .               7,700             149,226
         Mine Safety Appliances Co. . . .               1,500              65,430
         Napro Biotherapeutics, Inc.* . .               3,900               5,889
         National Healthcare Corp.* . . .               1,600              31,488
         NDC Health Corp. . . . . . . . .               6,708             123,092
         Neopharm, Inc.*/\. . . . . . . .               2,450              33,933
         Oakley, Inc.*. . . . . . . . . .               4,800              56,496
         Ocular Sciences, Inc.* . . . . .               3,200              63,520
         Odyssey HealthCare, Inc.*/\. . .               3,450             127,650
         Option Care, Inc.*/\. . . . . .                3,200              36,896
         OraSure Technologies, Inc.*/\. .               5,300              39,538
         Orthologic Corp.*. . . . . . . .               5,900              27,081
         PacifiCare Health Systems, Inc.*               7,300             360,109
         Parexel International Corp.* . .               4,500              62,775
         Pediatrix Medical Group, Inc.* .               4,400             156,860
         PolyMedica Corp./\. . . . . . .                1,865              85,398
         Possis Medical, Inc.*/\. . . . .               3,200              43,904
         Priority Health Corp., Class B*/\              5,000              92,750
         Province Healthcare Co.*/\. . .               10,100             111,807
         PSS World Medical, Inc.* . . . .              14,000              80,500
         Q-Med, Inc./\. . . . . . . . . .               3,600              27,612
         RehabCare Group, Inc.*/\. . . .                2,900              42,485
         RES-Care, Inc.*. . . . . . . . .               3,300              15,081
         Resmed, Inc.*/\. . . . . . . . .               6,000             235,200
         Respironics, Inc.* . . . . . . .               6,600             247,632
         Rita Medical Systems, Inc.*/\. .               4,900              17,150
         Select Medical Corp.*. . . . . .               3,400              84,422
         Serologicals Corp.*. . . . . . .               3,800              51,794
         Service Corp. International*/\.               57,800             223,686
         ShopKo Stores, Inc.*/\. . . . .                5,700              74,100
         Sierra Health Services, Inc.*/\.               4,700              94,000
         Sonic Innovations, Inc.*/\. . .                4,100              14,801
         SonoSite, Inc.*. . . . . . . . .               2,780              55,461
         Specialty Laboratories, Inc.*. .               4,300              44,075
         Stericycle, Inc.*/\. . . . . . .               7,300             280,904
         Stewart Enterprises, Inc.* . . .              21,200              91,160
         Sunrise Senior Living, Inc.*/\.                3,500              78,330
         Sybron Dental Specialties, Inc.*               7,500             177,000
         Tanox, Inc.*/\. . . . . . . . .                5,200              83,460
         Techne Corp.*/\. . . . . . . . .               8,200             248,788
         Theragenics Corp.* . . . . . . .               5,500              23,650
         Therasense, Inc.*/\. . . . . . .               4,100              41,000
         Thoratec Corp.*/\. . . . . . . .               9,655             143,859
         United Surgical Partners
          International, Inc. */\. . . .                3,100              70,029
         United Therapeutics Corp.* . . .               2,980              64,904
         Urologix, Inc.*. . . . . . . . .               2,900               7,453
         US Physical Therapy, Inc.*/\. .                2,250              28,755
         VCA Antech, Inc.*/\. . . . . . .               3,600              70,452
         Ventana Medical Systems, Inc.*/\               2,400              65,232
         Viasys Healthcare, Inc.* . . . .               5,500             113,850
         Virbac Corp. . . . . . . . . . .               2,100              12,726
         Visx, Inc.*. . . . . . . . . . .               9,400             163,090
         Vital Signs, Inc.. . . . . . . .               1,100              28,556
         VitalWorks, Inc.*. . . . . . . .               7,400              29,230
         Vivus, Inc.* . . . . . . . . . .               6,500              33,410
         Wright Medical Group, Inc.*/\. .               3,100              58,900
         Young Innovations, Inc.* . . . .               1,100              31,350
         Zoll Medical Corp.*. . . . . . .               1,600              53,696

                                                                     ------------
                                                                        9,856,446
                                                                     ------------
         PHARMACEUTICALS (2.9%)
         aaiPharma, Inc.*/\. . . . . . .                3,300              65,604
         Adolor Corp.*/\. . . . . . . . .               6,100              74,847
         Alexion Pharmaceuticals, Inc.*/\               3,280              55,924
         Allos Therapeutics, Inc.*. . . .               4,500              13,545
         Allscripts Healthcare
          Solutions, Inc.*. . . . . . . .              12,000              44,040
         Alpharma, Inc., Class A. . . . .               5,800             125,280
         American Pharmaceutical
          Partners, Inc.*/\. . . . . . .                1,600              54,240
         Amylin Pharmaceuticals, Inc.*/\.              14,298             312,983
         Aphton Corp.*/\. . . . . . . . .               4,692              38,662
         Ariad Pharmaceuticals, Inc.* . .               6,800              30,532
         Array Biopharma, Inc.*/\. . . .                3,600              11,340
         AtheroGenics, Inc.*/\. . . . . .               5,800              86,594
         Atrix Labs, Inc.*/\. . . . . . .               4,000              87,960
         AVANIR Pharmaceuticals,
          Class A*/\. . . . . . . . . . .              10,800              18,900
         Bentley Pharmaceuticals, Inc.*/\               2,200              28,930
         BioMarin Pharmaceuticals, Inc.*.               8,668              84,600
         Biopure Corp.*/\. . . . . . . .                3,520              21,507
         Bone Care International, Inc.* .               1,800              25,020

EQ ADVISORS TRUST
EQ/SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2003 (Unaudited)

                                                    NUMBER               VALUE
                                                   OF SHARES            (NOTE 1)
-----------------------------------------------------------------------------------
         Bradley Pharmaceuticals, Inc.*/\               1,800       $      29,700
         Cima Labs, Inc.* . . . . . . . .               3,100              83,359
         Columbia Laboratories, Inc.*/\ .               4,200              47,250
         Connetics Corp.*/\ . . . . . . .               5,977              89,476
         Corixa Corp.*/\. . . . . . . . .              10,004              77,331
         Cubist Pharmaceuticals, Inc.*. .               5,349              57,020
         CuraGen Corp.* . . . . . . . . .               7,900              43,845
         D&K Healthcare Resources, Inc. .               2,700              43,578
         Delta & Pine Land Co.. . . . . .               7,200             158,256
         Discovery Partners
          International, Inc.*. . . . . .               4,090              18,160
         Durect Corp.*/\. . . . . . . . .               4,900              11,809
         Encysive Pharmaceuticals, Inc.*.               8,669              41,611
         Endo Pharmaceuticals
          Holdings, Inc.* . . . . . . . .               5,300              89,676
         Eon Labs, Inc.*/\. . . . . . . .               1,800              63,270
         Esperion Therapeutics, Inc.*/\ .               5,400             105,786
         First Horizon
          Pharmaceutical Corp.* . . . . .               4,450              17,577
         Genta, Inc.*/\ . . . . . . . . .               7,900             105,228
         Guilford Pharmaceuticals, Inc.*/\              4,700              21,338
         Immunogen, Inc.* . . . . . . . .              10,429              44,532
         Impax Laboratories, Inc.*/\. . .               5,100              61,149
         Isis Pharmaceuticals, Inc.*. . .               8,400              44,520
         Kos Pharmaceuticals, Inc.*/\ . .               1,200              28,164
         Kosan Biosciences, Inc.* . . . .               2,800              16,520
         KV Pharmaceutical Co.* . . . . .               4,500             125,100
         La Jolla Pharmaceutical Co.*/\ .               7,700              25,179
         Lannett Co., Inc.*/\ . . . . . .               1,000              23,440
         Ligand Pharmaceuticals, Inc.,
          Class B*/\. . . . . . . . . . .              10,200             138,618
         MGI Pharma, Inc.*/\. . . . . . .               4,800             123,024
         MIM Corp.*/\ . . . . . . . . . .               4,500              29,385
         Nastech Pharmaceutical Co.,
          Inc.*/\ . . . . . . . . . . . .               4,800              48,000
         Noven Pharmaceuticals, Inc.* . .               3,900              39,936
         NPS Pharmaceuticals, Inc.*/\ . .               6,084             148,085
         OSI Pharmaceuticals, Inc.*/\ . .               7,100             228,691
         Pain Therapeutics, Inc.* . . . .               9,700              62,662
         Penwest Pharmaceuticals Co.* . .               2,700              65,799
         Perrigo Co.. . . . . . . . . . .              12,000             187,680
         Pharmaceutical Resources, Inc.*.               3,800             184,908
         Pharmacopeia, Inc.*. . . . . . .               4,300              35,475
         Pozen, Inc.* . . . . . . . . . .               4,200              46,116
         Praecis Pharmaceuticals, Inc.* .               9,400              46,060
         Progenics Pharmaceuticals, Inc.*/\             2,200              33,132
         Rigel Pharmaceuticals, Inc.. . .                 211               2,286
         Salix Pharmaceuticals Ltd.*. . .               3,400              35,666
         Savient Pharmaceuticals, Inc.*/\              10,800              50,112
         Seattle Genetics, Inc.*. . . . .               3,900              20,085
         Sepracor, Inc.*. . . . . . . . .              13,600             245,208
         Trimeris, Inc.*/\. . . . . . . .               2,932             133,934
         Vicuron Pharmaceuticals, Inc.. .               7,600             107,768
         West Pharmaceutical Services,
          Inc.. . . . . . . . . . . . . .               2,457              60,196
         Women First Healthcare Inc*. . .               2,600               2,756
         Zymogenetics, Inc.*/\. . . . . .               1,900              22,116

                                                                     ------------
                                                                        4,751,080
                                                                     ------------
          TOTAL HEALTH CARE . . . . . . .                              19,063,316
                                                                     ------------
         INDUSTRIALS (13.0%)
         AEROSPACE & DEFENSE (0.7%)
         AAR Corp./\. . . . . . . . . . .               5,050              35,653
         Aeroflex, Inc.*. . . . . . . . .              11,150              86,301
         Armor Holdings, Inc.*. . . . . .               4,404              59,014
         BE Aerospace, Inc.*/\. . . . . .               7,300              24,163
         Curtiss-Wright Corp./\ . . . . .               2,200             139,040
         DRS Technologies, Inc.*. . . . .               4,300             120,056
         Ducommun, Inc.*. . . . . . . . .               1,200              16,920
         Gencorp, Inc.. . . . . . . . . .               6,900              61,341
         Heico Corp./\. . . . . . . . . .               2,600              31,720
         Herley Industries, Inc.* . . . .               2,500              42,450
         Hexcel Corp.*. . . . . . . . . .               4,700              15,040
         Integrated Defense
          Technologies, Inc.* . . . . . .               1,500              23,265
         Kaman Corp., Class A . . . . . .               4,400              51,436
         Moog, Inc., Class A* . . . . . .               3,182             110,574
         Orbital Sciences Corp.*/\. . . .               8,400              61,320
         Sequa Corp., Class A*. . . . . .               1,100              37,730
         Teledyne Technologies, Inc.* . .               5,668              74,251
         United Defense Industries, Inc.*               4,400             114,136
         United Industrial Corp.. . . . .               2,300              37,490

                                                                     ------------
                                                                        1,141,900
                                                                     ------------
         AIR FREIGHT & COURIERS (0.2%)
         Airborne, Inc. . . . . . . . . .               9,500             198,550
         EGL, Inc.*/\ . . . . . . . . . .               6,800             103,360
         Petroleum Helicopters, Inc.. . .                 500              15,775

                                                                     ------------
                                                                          317,685
                                                                     ------------
         AIRLINES (0.4%)
         Airtran Holdings, Inc.*. . . . .              12,100             126,687
         Alaska Air Group, Inc.*/\. . . .               4,500              96,525
         ATA Holdings Corp./\ . . . . . .               2,100              15,939
         Atlantic Coast Airlines
          Holdings, Inc.* . . . . . . . .               7,500             101,175
         Atlas Air Worldwide
          Holdings, Inc.*/\ . . . . . . .               4,500               6,615
         ExpressJet Holdings, Inc.* . . .               5,600              84,560
         Frontier Airlines, Inc.*/\ . . .               5,700              51,756
         Mesa Air Group, Inc.*. . . . . .               6,700              53,600
         Mesaba Holdings, Inc.* . . . . .               1,800              11,106
         Midwest Express Holdings, Inc.* /\             6,150              16,113

                                                                     ------------
                                                                          564,076
                                                                     ------------
         AIRPORT SERVICES (0.0%)
         World Fuel Services Corp.. . . .               1,600              39,344
                                                                     ------------
         BUILDING PRODUCTS (0.7%)
         Aaon, Inc.*. . . . . . . . . . .               1,700              31,484
         Building Material Holding Corp..               2,200              32,582
         Centex Construction Products,
          Inc.. . . . . . . . . . . . . .               1,200              48,108
         Comfort Systems USA, Inc.* . . .               6,300              16,569
         Dycom Industries, Inc.*. . . . .              10,033             163,538
         ElkCorp. . . . . . . . . . . . .               3,700              83,250
         Florida Rock Industries, Inc.. .               3,900             160,992
         Griffon Corp.* . . . . . . . . .               5,100              81,600
         LSI Industries, Inc. . . . . . .               2,500              27,750
         Mestek, Inc.*. . . . . . . . . .               2,000              36,000
         Monaco Coach Corp.*/\. . . . . .               4,450              68,219
         NCI Building Systems, Inc.*. . .               3,600              60,120
         Simpson Manufacturing Co., Inc.*               3,000             109,800
         SurModics, Inc.* . . . . . . . .               2,600              79,300
         Trex Co., Inc.*. . . . . . . . .               1,300              51,025
         William Lyon Homes, Inc.*/\. . .               1,000              31,850

                                                                     ------------
                                                                        1,082,187
                                                                     ------------
         COMMERCIAL SERVICES & SUPPLIES (4.3%)
         ABM Industries, Inc. . . . . . .               7,500             115,500
         ADE Corp.* . . . . . . . . . . .               1,740              14,929
         Administaff, Inc.*/\ . . . . . .               4,200              43,260
         Advisory Board Co.*. . . . . . .               1,200              48,624
         Alderwoods Group, Inc.*. . . . .               7,400              40,404
         Ambassadors Group, Inc.* . . . .               1,000              13,970
         American States Water Co.. . . .               3,550              96,915
         AnswerThink, Inc.* . . . . . . .               8,000              15,440
         Arbitron, Inc.*. . . . . . . . .               5,800             207,060
         Banta Corp.. . . . . . . . . . .               5,300             171,561
         Bowne & Co., Inc.. . . . . . . .               6,800              88,604
         Brady Corp., Class A/\ . . . . .               3,600             120,060
         Bright Horizons Family
          Solutions, Inc.*. . . . . . . .               2,000              67,120
         CACI International, Inc., Class
          A*. . . . . . . . . . . . . . .               5,600             192,080

EQ ADVISORS TRUST
EQ/SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2003 (Unaudited)


                                                   NUMBER               VALUE
                                                   OF SHARES            (NOTE 1)
--------------------------------------------------------------------------------
         Calgon Carbon Corp.. . . . . . .               6,200       $     35,650
         California Water Service Group .               3,300             92,796
         Casella Waste Systems, Inc.* . .               3,500             31,605
         CDI Corp.* . . . . . . . . . . .               2,200             57,112
         Central Parking Corp.. . . . . .               3,200             39,552
         Century Business Services, Inc.*              14,600             47,450
         Charles River Associates, Inc.*.               1,400             39,578
         Clark, Inc.* . . . . . . . . . .               2,600             31,070
         Coinstar, Inc.*. . . . . . . . .               4,300             81,098
         Computer Horizons Corp.* . . . .               5,800             26,332
         Compx International, Inc.. . . .               1,800             10,044
         Consolidated Graphics, Inc.* . .               2,300             52,624
         Corinthian Colleges, Inc.* . . .               7,600            369,132
         Cornell Cos., Inc.*. . . . . . .               2,200             33,308
         CoStar Group, Inc.*. . . . . . .               2,400             71,664
         CPI Corp.. . . . . . . . . . . .               1,300             22,945
         Cross Country, Inc./\. . . . . .               6,000             79,140
         Cross Media Marketing Corp.*+  .               1,600                400
         Digital River, Inc.*/\. . . . .                5,300            102,290
         DocuCorp International, Inc.*/\.               2,000             13,260
         DoubleClick, Inc.* . . . . . . .              23,300            215,525
         Ennis Business Forms, Inc. . . .               3,800             55,290
         EPIQ Systems, Inc.*/\. . . . . .               2,350             40,350
         Financial Federal Corp.* . . . .               2,500             61,000
         Forrester Research, Inc.*/\. . .               2,800             45,808
         G&K Services, Inc., Class A. . .               3,800            112,480
         Gaiam, Inc.*/\. . . . . . . . .                3,200             19,040
         General Binding Corp.* . . . . .               1,200             14,400
         Hall Kinion & Associates, Inc.*.               7,800             21,372
         Heidrick & Struggles, Inc.*/\. .               3,400             42,908
         ICT Group, Inc.* . . . . . . . .               1,700             17,782
         Imagistics International, Inc.*/\              3,100             79,980
         Information Resources, Inc.* . .               4,400             17,380
         ITT Educational Services, Inc.*.               8,600            251,550
         Kelly Services, Inc., Class A. .               3,600             84,420
         kforce.com, Inc.*. . . . . . . .               3,340             16,132
         Korn/Ferry International*/\. . .               6,992             56,635
         Kroll, Inc.* . . . . . . . . . .               5,700            154,242
         Labor Ready, Inc.*/\. . . . . .                7,550             54,134
         Lydall, Inc.*. . . . . . . . . .               2,700             28,890
         Mail-Well, Inc.*/\. . . . . . .                8,364             21,077
         Maximus, Inc.*/\. . . . . . . .                3,000             82,890
         Medical Staffing Network
          Holdings, Inc.*/\. . . . . . .                4,600             32,200
         Memberworks, Inc.*/\. . . . . .                1,800             35,550
         Mobile Mini, Inc.*/\. . . . . .                2,468             40,302
         MPS Group, Inc.* . . . . . . . .              18,417            126,709
         Navigant International,  Inc.* .               2,000             25,800
         NCO Group, Inc.*/\. . . . . . .                3,500             62,685
         New England Business Services,
          Inc.. . . . . . . . . . . . . .               2,300             69,000
         Newpark Resources, Inc.*/\. . .               15,100             82,748
         On Assignment, Inc.* . . . . . .               4,100             16,400
         Paxar Corp.* . . . . . . . . . .               5,800             63,800
         Pegasus Solutions, Inc.* . . . .               4,750             77,188
         Pegasystems, Inc.* . . . . . . .               1,900             14,003
         Plexus Corp.*. . . . . . . . . .               9,000            103,770
         Prepaid Legal Services, Inc.*/\.               2,400             58,872
         PRG-Schultz International, Inc.*/\             6,600             38,940
         Princeton Review, Inc.*. . . . .               3,000             17,700
         ProxyMed, Inc.*/\. . . . . . . .               1,800             23,238
         QRS Corp.* . . . . . . . . . . .               3,900             20,670
         Quanta Services, Inc.* . . . . .              10,500             74,550
         Quixote Corp.. . . . . . . . . .               1,400             35,742
         Remedytemp, Inc., Class A/\. . .               1,000              9,230
         Renaissance Learning, Inc.*/\. .               2,000             43,800
         Rent-Way, Inc.*. . . . . . . . .               4,976             23,138
         Resources Connection, Inc.*. . .               4,100             97,826
         Right Management
          Consultants, Inc.*. . . . . . .               3,325             42,061
         Rollins, Inc.. . . . . . . . . .               4,550             85,768
         Roto-Rooter, Inc.* . . . . . . .               1,900             72,466
         S1 Corp.*. . . . . . . . . . . .              15,500             62,620
         Sitel Corp.* . . . . . . . . . .              10,500             16,275
         SOURCECORP, Inc.*. . . . . . . .               2,900             62,640
         Spherion Corp.*. . . . . . . . .              10,880             75,616
         SPSS, Inc.*/\. . . . . . . . . .               2,100             35,154
         Startek, Inc.* . . . . . . . . .               1,900             49,970
         Strayer Education, Inc.. . . . .               1,900            150,955
         Sylvan Learning Systems, Inc.*/\               6,600            150,744
         Syntel, Inc.*. . . . . . . . . .               1,300             20,449
         Tejon Ranch Co.* . . . . . . . .               1,300             39,130
         Tetra Tech, Inc.*. . . . . . . .               9,815            168,131
         Tetra Technologies, Inc.*. . . .               2,500             74,125
         Transmontaigne, Inc.*. . . . . .               3,300             21,384
         U.S. Concrete, Inc.* . . . . . .               3,700             14,208
         Unifirst Corp. . . . . . . . . .               1,400             30,660
         URS Corp.*/\. . . . . . . . . .                4,600             89,516
         ValueClick, Inc.*. . . . . . . .              12,800             77,184
         Virco Manufacturing Corp.. . . .                 900              5,724
         Volt Infomation Sciences, Inc.*.               1,500             20,475
         Wackenhut Corrections Corp.* . .               1,600             21,936
         Waste Connections, Inc.*/\. . .                5,400            189,270
         Watson Wyatt & Co. Holdings* . .               4,300             99,674
         Werner Enterprises, Inc. . . . .               7,566            160,399

                                                                    ------------
                                                                       6,996,257
                                                                    ------------
         CONSTRUCTION & ENGINEERING (1.0%)
         Ameron International Corp. . . .               1,400             48,678
         Apogee Enterprises, Inc. . . . .               5,600             50,512
         Baker (Michael) Corp.* . . . . .               1,200             12,840
         Beazer Homes USA, Inc.*/\. . . .               2,375            198,313
         Butler Manufacturing Co. . . . .               1,000             16,530
         Dominion Homes, Inc.*. . . . . .                 700             16,695
         EMCOR Group, Inc.* . . . . . . .               3,200            157,952
         Hovnanian Enterprises, Inc.,
          Class A*/\. . . . . . . . . . .               3,100            182,745
         Insituform Technologies, Inc.,
          Class A*/\. . . . . . . . . . .               4,300             76,024
         Kaydon Corp. . . . . . . . . . .               5,800            120,640
         M/I Schottenstein Homes, Inc.. .               2,300             98,164
         MDC Holdings, Inc. . . . . . . .               4,219            203,693
         Modtech Holdings, Inc.*. . . . .               1,800             16,542
         Palm Harbor Homes, Inc.*/\. . .                3,200             60,608
         Skyline Corp.. . . . . . . . . .               1,100             33,000
         Technical Olympic USA, Inc.* . .               1,900             44,897
         Thomas Industries, Inc.. . . . .               3,200             86,560
         USG Corp.* . . . . . . . . . . .               6,800            129,200
         Walter Industries, Inc.. . . . .               5,200             61,100
         Watts Industries, Inc., Class A.               3,200             57,120
         WCI Communities, Inc.* . . . . .               1,000             19,230

                                                                    ------------
                                                                       1,691,043
                                                                    ------------
         ELECTRICAL EQUIPMENT (1.4%)
         Acuity Brands, Inc.. . . . . . .               8,125            147,631
         Advanced Energy Industries, Inc.*/\            2,900             41,325
         Ametek, Inc. . . . . . . . . . .               6,800            249,220
         Arctic Cat, Inc. . . . . . . . .               3,100             59,396
         Artisan Components, Inc.*/\. . .               2,800             63,308
         Barnes Group, Inc. . . . . . . .               2,500             54,400
         Belden, Inc. . . . . . . . . . .               4,200             66,738
         Benchmark Electronics, Inc.*/\.                4,500            138,420
         C&D Technology, Inc. . . . . . .               5,700             81,852
         Capstone Turbine Corp. * . . . .              14,400             15,696
         EDO Corp./\. . . . . . . . . . .               2,800             49,560
         Electroglas, Inc.* . . . . . . .               5,300              6,943
         Encore Wire Corp.* . . . . . . .               2,500             23,750

EQ ADVISORS TRUST
EQ/SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2003 (Unaudited)


                                                   NUMBER               VALUE
                                                   OF SHARES            (NOTE 1)
--------------------------------------------------------------------------------
         ESCO Technologies, Inc.*/\. . .                2,252       $     99,088
         Esterline Technologies Corp.*. .               4,500             78,345
         Excel Technology, Inc.*. . . . .               1,592             36,345
         FEI Co.*/\. . . . . . . . . . .                5,144             96,502
         Flir Systems, Inc.*. . . . . . .               6,200            186,930
         General Cable Corp./\. . . . . .               5,450             29,430
         Genlyte Group, Inc.* . . . . . .               2,300             80,431
         GrafTech International Ltd.*/\.               10,500             57,225
         Ii-Vi, Inc.* . . . . . . . . . .               2,000             46,160
         Medis Technologies Ltd.*/\. . .                2,100             14,973
         Power Integrations, Inc.*/\. . .               5,300            128,896
         Research Frontiers, Inc.*/\. . .               1,880             26,320
         Roanoke Electric Steel Corp. . .               1,800             13,482
         Thomas & Betts Corp.*. . . . . .               8,500            122,825
         Universal Display Corp.*/\. . .                3,756             33,504
         Varian Semiconductor Equipment
          Associates, Inc.*/\. . . . . .                6,000            178,560
         Vicor Corp.* . . . . . . . . . .               3,300             31,680

                                                                    ------------
                                                                       2,258,935
                                                                    ------------
         HIGHWAYS & RAILTRACKS (0.1%)

         Florida East Coast Industries,                 4,500            114,975
          Inc., Class A/\. . . . . . . .                            ------------
         INDUSTRIAL CONGLOMERATES (0.3%)
         Actuant Corp., Class A*. . . . .               2,000             94,640
         Applied Films Corp.*/\. . . . .                2,100             54,348
         Jacuzzi Brands, Inc.*. . . . . .              12,402             65,607
         Matthews International Corp.,
          Class A . . . . . . . . . . . .               5,400            133,704
         Penn Engineering & MFG Corp. . .               2,176             29,702
         SPS Technologies, Inc.*/\. . . .               2,300             62,192

                                                                    ------------
                                                                         440,193
                                                                    ------------
         MACHINERY (2.2%)
         Advanced Marketing Services, Inc.              2,600             33,800
         Alamo Group, Inc.. . . . . . . .               1,100             13,442
         Albany International Corp. . . .               4,650            127,410
         Applied Industrial
          Technologies, Inc.. . . . . . .               3,700             78,070
         Astec Industries, Inc.*. . . . .               3,300             28,776
         Asyst Technologies, Inc.*/\. . .               7,100             47,499
         Baldor Electric Co.. . . . . . .               6,000            123,600
         Briggs & Stratton Corp./\. . . .               4,268            215,534
         Cascade Corp.. . . . . . . . . .               2,300             40,020
         Circor International, Inc. . . .               1,800             32,094
         Cognex Corp.*/\. . . . . . . . .               6,600            147,510
         Columbus McKinnon Corp.* . . . .                 800              1,856
         Flow International Corp.*. . . .               1,900              2,679
         Franklin Electric Co., Inc.. . .               1,200             66,780
         Gardner Denver, Inc.*. . . . . .               3,500             71,610
         Global Power Equipment
          Group, Inc.*. . . . . . . . . .               4,000             18,600
         Gorman-Rupp Co.. . . . . . . . .               1,400             33,600
         Idex Corp./\. . . . . . . . . .                5,800            210,192
         JLG Industries, Inc./\. . . . .                9,500             64,600
         Joy Global, Inc.*/\. . . . . . .               9,100            134,407
         Kadant, Inc.*. . . . . . . . . .               2,560             48,000
         Kennametal, Inc. . . . . . . . .               7,200            243,648
         Kulicke & Soffa Industries,
          Inc.*/\. . . . . . . . . . . .                8,800             56,232
         L.S. Starrett Co., Class A . . .               1,200             15,540
         Ladish Company, Inc.*. . . . . .               3,700             24,494
         Lincoln Electric Holdings, Inc..               6,200            126,542
         Lindsay Manufacturing Co.. . . .               2,050             47,601
         Manitowoc Co., Inc./\. . . . . .               5,600            124,880
         Milacron, Inc. . . . . . . . . .               3,700             18,093
         Nacco Industries, Inc., Class A/\              1,000             58,940
         Oshkosh Truck Corp.. . . . . . .               2,900            172,028
         Regal Beloit Corp. . . . . . . .               5,000             95,500
         Robbins & Myers, Inc.. . . . . .               2,200             40,700

         Sauer-Danfoss, Inc.. . . . . . .               1,788             19,221
         Smith (A.O.) Corp. . . . . . . .               3,150             88,673
         Stewart & Stevenson Services,
          Inc.. . . . . . . . . . . . . .               6,200             97,650
         Surebeam Corp., Class A*/\. . .               14,000             37,100
         Tecumseh Products Co., Class A .               2,956            113,244
         Tennant Co.. . . . . . . . . . .               1,700             62,475
         Terex Corp.* . . . . . . . . . .               8,400            163,968
         Trinity Industries, Inc./\. . .                7,000            129,570
         Unova, Inc.* . . . . . . . . . .               7,700             85,470
         Wabash National Corp.* . . . . .               5,000             70,150
         Wabtec Corp. . . . . . . . . . .               7,286            101,348
         Woodward Governor Co.. . . . . .               1,700             73,100

                                                                    ------------
                                                                       3,606,246
                                                                    ------------
         MARINE (0.4%)
         Alexander & Baldwin, Inc.. . . .               8,000            212,240
         Gulfmark Offshore, Inc.* . . . .               2,400             40,512
         Kirby Corp.* . . . . . . . . . .               3,975            112,095
         Overseas Shipholding Group, Inc.               5,400            118,854
         Philadelphia Consolidated
          Holdings Corp.* . . . . . . . .               3,300            133,320

                                                                    ------------
                                                                         617,021
                                                                    ------------
         MARINE PORTS & SERVICES (0.0%)
         Horizon Offshore, Inc.*. . . . .              10,900             54,282
         Trico Marine Services, Inc.*/\.                5,425             21,266

                                                                    ------------
                                                                          75,548
                                                                    ------------
         RAILROADS (0.2%)
         Genesee & Wyoming, Inc., Class A*              2,700             55,539
         Kansas City Southern
          Industries, Inc.*/\. . . . . .               11,800            141,954
         RailAmerica, Inc.*/\. . . . . .                5,500             46,475

                                                                    ------------
                                                                         243,968
                                                                    ------------
         TRADING COMPANIES & DISTRIBUTORS (0.2%)
         Southeby's Holdings, Inc., Class A *           8,296             61,722
         United Stationers, Inc.* . . . .               5,900            213,403
         Watsco, Inc. . . . . . . . . . .               3,200             52,992

                                                                    ------------
                                                                         328,117
                                                                    ------------
         TRUCKING (0.9%)
         Amerco, Inc.*/\. . . . . . . . .               3,200             22,784
         Arkansas Best Corp./\. . . . . .               4,228            100,584
         Covenant Transport, Inc., Class
          A*. . . . . . . . . . . . . . .               1,500             25,500
         Dollar Thrifty Automotive
          Group, Inc.*. . . . . . . . . .               4,500             83,475
         Electro Rent Corp.*. . . . . . .               2,600             28,028
         Forward Air Corp.* . . . . . . .               2,300             58,351
         Heartland Express, Inc.* . . . .               5,856            130,296
         Hunt (J.B.) Transport Services, Inc.*          4,400            166,100
         Interpool, Inc.. . . . . . . . .               1,100             18,062
         Knight Transportation, Inc.* . .               4,737            117,951
         Landstar System, Inc.* . . . . .               3,000            188,550
         P.A.M. Transportation
          Services, Inc.* . . . . . . . .                 900             22,608
         Roadway Corp.. . . . . . . . . .               2,200             62,766
         SCS Transportation, Inc.*. . . .               3,250             41,048
         SoundView Technology Group, Inc.               2,753             27,860
         Sports Resorts International, Inc.*/\          4,500             21,960
         U.S. Xpress Enterprises, Inc.,
          Class A*. . . . . . . . . . . .               3,800             40,508
         USF Corp.. . . . . . . . . . . .               5,300            142,941
         Yellow Corp.*. . . . . . . . . .               5,700            131,955

                                                                    ------------
                                                                       1,431,327
                                                                    ------------
          TOTAL INDUSTRIALS . . . . . . .                             20,948,822
                                                                    ------------
         INFORMATION TECHNOLOGY (16.4%)
         APPLICATION SOFTWARE (2.1%)
         Agile Software Corp.*. . . . . .               6,900             66,585
         Altiris, Inc.*/\. . . . . . . .                1,200             24,060
         Aspen Technologies, Inc.*/\. . .               8,000             38,400

EQ ADVISORS TRUST
EQ/SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2003 (Unaudited)


                                                   NUMBER               VALUE
                                                   OF SHARES            (NOTE 1)
--------------------------------------------------------------------------------
         At Road, Inc.*/\. . . . . . . .                4,500       $     49,140
         Atari, Inc./\. . . . . . . . . .               3,780             16,821
         Borland Software Corp.*. . . . .              13,666            133,517
         CompuCom Systems, Inc.*. . . . .               5,100             23,052
         Concord Communications, Inc.*. .               3,100             42,563
         Datastream Systems, Inc.*. . . .               3,100             32,829
         Documentum, Inc.*/\. . . . . . .               9,400            184,898
         Embarcadero Technologies, Inc.*.               1,900             13,300
         Engineered Support Systems . . .               2,500            104,625
         FalconStor Software, Inc.* . . .               6,700             44,823
         Hyperion Solutions Corp.*. . . .               6,580            222,141
         Informatica Corp.* . . . . . . .              12,300             84,993
         Interwoven, Inc.*. . . . . . . .              19,500             43,290
         JDA Software Group, Inc.*/\. . .               5,150             57,628
         Keane, Inc.* . . . . . . . . . .              10,300            140,389
         Magma Design Automation, Inc.*/\               3,500             60,025
         Manugistics Group, Inc.*/\. . .               11,000             45,210
         Mapinfo Corp.*/\. . . . . . . .                2,438             17,383
         Mentor Graphics Corp.* . . . . .              12,900            186,792
         Micros Systems, Inc.*. . . . . .               3,400            112,132
         MRO Software, Inc.*. . . . . . .               3,300             28,479
         Nassda Corp.*. . . . . . . . . .               3,000             23,160
         Netegrity, Inc.* . . . . . . . .               5,666             33,089
         NetIQ Corp.* . . . . . . . . . .               7,980            123,371
         Omnicell, Inc./\. . . . . . . .                2,900             29,696
         Onyx Software Corp.* . . . . . .               6,400              6,208
         Opnet Technologies, Inc.*. . . .               1,800             21,942
         Packeteer, Inc.* . . . . . . . .               4,300             66,951
         Parametric Technology Corp.* . .              51,300            156,465
         PDF Solutions, Inc.* . . . . . .               2,200             25,410
         PLATO Learning, Inc.*/\. . . . .               3,166             18,205
         Portal Software, Inc.* . . . . .              22,100             44,200
         Quest Software, Inc.*. . . . . .               8,000             95,200
         Red Hat, Inc.* . . . . . . . . .              22,300            168,811
         Register.com*. . . . . . . . . .               6,000             35,160
         Roxio, Inc.* . . . . . . . . . .               4,200             28,098
         ScanSoft, Inc.*/\. . . . . . . .               9,300             50,499
         Serena Software, Inc.* . . . . .               3,250             67,860
         SS&C Technologies, Inc.* . . . .               1,700             27,115
         Systems & Computer Tech Corp.* .               5,600             50,400
         Take-Two Interactive
          Software, Inc.* . . . . . . . .               8,100            229,554
         THQ, Inc.*/\. . . . . . . . . .                7,750            139,500
         Vastera, Inc.* . . . . . . . . .               5,500             32,835
         Verint Systems, Inc.*. . . . . .               1,100             27,951
         Verity, Inc.*/\. . . . . . . . .               4,400             55,704
         X-Rite, Inc. . . . . . . . . . .               3,300             32,703

                                                                    ------------
                                                                       3,363,162
                                                                    ------------
         COMPUTER HARDWARE (0.4%)
         Concurrent Computer Corp.*/\. .               12,200             35,624
         Drexler Technology Corp.*/\. . .               1,900             29,450
         Handspring, Inc.*/\. . . . . . .              14,400             16,272
         Hutchinson Technology, Inc.*/\.                5,000            164,450
         Intergraph Corp.*. . . . . . . .               9,400            202,100
         MCSi, Inc.*. . . . . . . . . . .               4,800                168
         Overland Storage, Inc.*. . . . .               1,700             34,578
         Palm, Inc.*/\. . . . . . . . . .               5,650             91,925
         SBS Technologies, Inc.*. . . . .               3,156             31,027
         SCM Microsystems, Inc.*. . . . .               3,300             18,018

                                                                    ------------
                                                                         623,612
                                                                    ------------
         COMPUTER STORAGE & PERIPHERALS (1.5%)
         Advanced Digital
          Information Corp.*. . . . . . .              12,200            121,878
         Cubic Corp./\. . . . . . . . . .               3,000             66,660
         Electronics for Imaging, Inc.* .              10,700            217,103
         FactSet Research Systems, Inc./\               4,100            180,605
         InFocus Corp.* . . . . . . . . .               6,300             29,736

         Integral Systems, Inc./Maryland*               1,800             35,784
         Iomega Corp.*. . . . . . . . . .              10,040            106,424
         Lexar Media, Inc.* . . . . . . .               6,000             57,240
         Maxtor Corp.*/\. . . . . . . . .              39,200            294,392
         McData Corp., Class A*/\. . . .               12,400            181,908
         Nanometrics, Inc.* . . . . . . .               2,300             16,284
         Presstek, Inc.*/\. . . . . . . .               5,700             35,511
         Quantum Corp.*/\. . . . . . . .               28,300            114,615
         Read-Rite Corp.* . . . . . . . .               2,380                143
         SanDisk Corp.*/\. . . . . . . .               12,200            492,270
         SimpleTech, Inc. . . . . . . . .               6,300             25,263
         StorageNetworks, Inc.* . . . . .              12,200             16,958
         Synaptics, Inc.* . . . . . . . .               1,500             20,190
         Western Digital Corp.* . . . . .              39,100            402,730

                                                                    ------------
                                                                       2,415,694
                                                                    ------------
         ELECTRONIC EQUIPMENT & INSTRUMENTS (2.5%)
         Active Power, Inc.*. . . . . . .               5,500              9,240
         Anadigics, Inc.*/\. . . . . . .                7,000             23,030
         Analogic Corp. . . . . . . . . .               1,300             63,388
         Anixter International, Inc.* . .               6,100            142,923
         Artesyn Technologies, Inc.*. . .               6,600             37,026
         Avid Technology, Inc.*/\. . . .                5,200            182,364
         Avocent Corp.* . . . . . . . . .               8,344            249,736
         Barra, Inc.*/\. . . . . . . . .                2,950            105,315
         BEI Technologies, Inc. . . . . .               1,800             21,600
         Bel Fuse, Inc., Class B. . . . .               1,792             41,037
         Caliper Technologies Corp.*. . .               4,700             21,385
         Checkpoint Systems, Inc.*/\. . .               6,300             89,145
         Coherent, Inc.*. . . . . . . . .               5,700            136,401
         Cohu, Inc. . . . . . . . . . . .               3,900             60,840
         CTS Corp.. . . . . . . . . . . .               5,500             57,475
         Daktronics, Inc.*. . . . . . . .               2,800             45,780
         Digimarc Corp.*. . . . . . . . .               2,004             31,463
         Dionex Corp.*. . . . . . . . . .               3,400            135,150
         DSP Group, Inc.* . . . . . . . .               5,300            114,109
         Electro Scientific Industries,
          Inc.* . . . . . . . . . . . . .               6,000             90,960
         Emcore Corp.*/\. . . . . . . . .               4,900             16,072
         FSI International, Inc.* . . . .               5,900             23,010
         Identix Corp.*/\. . . . . . . .               16,500            104,775
         Integrated Electrical Services,
          Inc.* . . . . . . . . . . . . .               6,400             46,400
         Invision Technologies, Inc.*/\.                2,600             64,610
         Ionics, Inc.*/\. . . . . . . . .               3,800             85,006
         Itron, Inc.* . . . . . . . . . .               3,900             84,084
         Keithley Instruments, Inc. . . .               1,400             20,230
         LeCroy Corp.*. . . . . . . . . .               1,500             14,490
         Magnetek, Inc.*. . . . . . . . .               3,800              9,652
         Manufacturers Services Ltd.*/\.                2,700             13,095
         MEMC Electronic Materials, Inc.*              11,100            108,780
         Merix Corp.*/\. . . . . . . . .                2,800             21,336
         Methode Electronics, Inc., Class
          A . . . . . . . . . . . . . . .               6,300             67,725
         Microtune, Inc.* . . . . . . . .               7,900             25,280
         Nordson Corp.. . . . . . . . . .               4,700            112,095
         NU Horizons Electronics Corp.*/\               2,100             12,600
         OSI Systems, Inc.* . . . . . . .               1,500             24,090
         Park Electrochemical Corp. . . .               3,400             67,830
         ParkerVision, Inc.*/\. . . . . .               2,400             15,720
         Photon Dynamics, Inc.*/\. . . .                3,004             83,000
         Pioneer-Standard Electronics,
          Inc.. . . . . . . . . . . . . .               5,600             47,488
         Planar Systems, Inc.*/\. . . . .               2,600             50,856
         Powell Industries, Inc.* . . . .               1,500             21,960
         Procurenet, Inc.+  . . . . . . .               1,500                 --
         RadiSys Corp.* . . . . . . . . .               3,050             40,260
         Rogers Corp.*/\. . . . . . . . .               3,100            103,230
         Sanchez Computer Associates* . .               2,700             14,040
         Scientific Games Corp., Class A*/\             8,500             79,900
         Sipex Corp.* . . . . . . . . . .               5,400             26,460
         Stoneridge, Inc.*. . . . . . . .               2,400             32,760
         Suntron Corp.. . . . . . . . . .               8,000             22,560

EQ ADVISORS TRUST
EQ/SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2003 (Unaudited)

                                                   NUMBER               VALUE
                                                  OF SHARES            (NOTE 1)
-----------------------------------------------------------------------------------
         Sypris Solutions, Inc. . . . . .               4,300        $     44,419
         TeleTech Holdings, Inc.* . . . .               7,200              30,456
         Transaction Systems Architechs,
          Inc., Class A*. . . . . . . . .               5,900              52,864
         Trimble Navigation Ltd.* . . . .               5,600             128,408
         TTM Technologies, Inc.*. . . . .               2,900              13,601
         Universal Electronics, Inc.*/\ .               3,232              40,982
         Varian, Inc.*. . . . . . . . . .               5,800             201,086
         Veeco Instruments, Inc.*/\ . . .               5,200              88,556
         White Electronic Designs Corp.*.               3,700              39,183
         Wilson Greatbatch
          Technologies, Inc.* . . . . . .               4,100             148,010
         Woodhead Industries, Inc.. . . .               1,940              24,289
         Zoran Corp.*/\ . . . . . . . . .               5,050              97,010
         Zygo Corp.*/\. . . . . . . . . .               3,268              26,144

                                                                     ------------
                                                                        4,052,769
                                                                     ------------
         INTERNET SOFTWARE & SERVICES (2.2%)
         Akamai Technologies, Inc.*/\ . .              18,200              88,452
         Alloy Online, Inc.*/\. . . . . .               5,800              37,410
         Aquantive, Inc.. . . . . . . . .               6,400              67,200
         Ariba, Inc.*/\ . . . . . . . . .              52,000             154,440
         AsiaInfo Holdings, Inc.* . . . .               5,400              44,280
         Centennial Communications Corp.*               5,200              20,800
         Centillium Communications, Inc.*               5,900              58,469
         Chordiant Software, Inc.*. . . .              17,900              33,294
         CNET Networks, Inc.* . . . . . .              24,400             152,012
         Cognizant Technology
          Solutions Corp.*. . . . . . . .              11,500             280,140
         CycleLogic, Inc. . . . . . . . .                   3
         Digital Insight Corp.* . . . . .               5,968             113,690
         Digitas, Inc.* . . . . . . . . .               9,300              46,128
         E.piphany, Inc.* . . . . . . . .              11,400              58,254
         EarthLink, Inc.* . . . . . . . .              24,600             194,094
         Entrust Technologies, Inc.*/\. .               9,200              27,048
         eResearch Technology, Inc.*/\. .               3,300              73,128
         eSpeed, Inc., Class A* . . . . .               4,900              96,824
         eUniverse, Inc.*/\+. . . . . . .               3,100              11,036
         F5 Networks, Inc.* . . . . . . .               4,100              69,085
         Freemarkets, Inc.* . . . . . . .               7,700              53,592
         Harris Interactive, Inc.*. . . .               7,300              48,107
         I-many, Inc.*. . . . . . . . . .               6,500               6,565
         IDX Systems Corp.* . . . . . . .               3,200              49,664
         infoUSA, Inc.* . . . . . . . . .               4,700              38,070
         Interland, Inc.*/\ . . . . . . .              16,900              16,562
         Internet Security Systems, Inc.*/\             8,100             117,369
         ITXC Corp.*. . . . . . . . . . .               5,200              13,572
         j2 Global Communications, Inc.* /\             1,100              50,578
         Keynote Systems, Inc.* . . . . .               3,300              34,584
         Matrixone, Inc.* . . . . . . . .               8,800              50,512
         MetaSolv, Inc.*. . . . . . . . .               4,700               9,212
         Neoforma, Inc.*. . . . . . . . .               1,400              15,288
         Net2Phone, Inc.* . . . . . . . .               3,200              13,856
         NetFlix, Inc.*/\ . . . . . . . .               1,400              35,770
         Netratings, Inc.*. . . . . . . .               2,500              22,850
         NIC Corp.. . . . . . . . . . . .               5,700              16,644
         Novadigm, Inc.*. . . . . . . . .               7,244              18,762
         Openwave Systems, Inc.*. . . . .              32,300              62,985
         Overture Services, Inc.*/\ . . .              10,600             192,178
         PC-Tel, Inc.*. . . . . . . . . .               4,200              49,812
         Per-Se Technologies, Inc.* . . .               6,666              74,859
         Pomeroy Computer
          Resources, Inc.*. . . . . . . .               1,800              19,908
         ProQuest Co.*/\. . . . . . . . .               2,900              74,820
         Quovadx, Inc.* . . . . . . . . .               3,500              10,465
         Rainbow Technologies, Inc.*. . .               4,660              39,191
         Raindance Communications, Inc.*.               8,100              20,169
         Retek, Inc.* . . . . . . . . . .              10,300              65,920
         RSA Security, Inc.*. . . . . . .               8,900              95,675
         Secure Computing Corp.*/\. . . .               5,525              48,233
         Seebeyond Technology Corp.*. . .               9,500              21,945
         SonicWall, Inc.* . . . . . . . .               9,800              47,040
         Synplicity, Inc.*. . . . . . . .               5,200              27,196
         Tibco Software, Inc.*/\. . . . .              14,900              75,841
         Trizetto Group*/\. . . . . . . .               5,600              33,824
         United Online, Inc.*/\ . . . . .               4,100             103,894
         Vignette Corp.*/\. . . . . . . .              46,600              96,928
         Vitria Technology, Inc.* . . . .               2,050              11,747
         WebEx Communications, Inc.*/\. .               4,300              59,985
         Websense, Inc.*/\. . . . . . . .               3,900              61,074

                                                                     ------------
                                                                        3,531,030
                                                                     ------------
         IT CONSULTING & SERVICES (1.3%)
         3D Systems Corp.*. . . . . . . .               3,700              26,011
         American Management
          Systems, Inc.*. . . . . . . . .               7,700             109,956
         Anteon International Corp.*. . .               3,600             100,476
         Carreker Corp.*. . . . . . . . .               3,800              17,404
         CCC Information Services
          Group, Inc.*. . . . . . . . . .               2,400              34,800
         Corporate Executive Board Co.*/\               7,600             308,028
         Covansys Corp.*/\. . . . . . . .               3,300              10,131
         Dynamics Research Corp.* . . . .               1,600              24,448
         eFunds Corp.*. . . . . . . . . .               9,200             106,076
         Exult, Inc.* . . . . . . . . . .               8,800              75,416
         Fidelity National Information
          Solutions, Inc.*/\. . . . . . .               2,744              71,564
         FTI Consulting, Inc.*/\. . . . .               7,575             189,148
         Gartner, Inc., Class A*. . . . .              16,241             123,107
         GSI Commerce, Inc.*. . . . . . .               7,100              47,428
         Inforte Corp.* . . . . . . . . .               1,800              14,184
         Intercept Group, Inc.* . . . . .               2,880              24,077
         Learning Tree International,
          Inc.*/\ . . . . . . . . . . . .               2,300              35,949
         LookSmart Ltd.*. . . . . . . . .              13,000              36,790
         Manhattan Associates, Inc.*/\. .               4,100             106,477
         MAPICS, Inc.*. . . . . . . . . .               3,300              27,060
         Navigant Consulting Co.* . . . .               7,950              94,207
         PDI, Inc.* . . . . . . . . . . .               2,000              20,320
         PEC Solutions, Inc.* . . . . . .               1,600              25,760
         Safeguard Scientifics, Inc.* . .              22,100              59,670
         Sapient Corp.* . . . . . . . . .              15,800              43,766
         Schawk, Inc. . . . . . . . . . .               3,900              40,872
         SRA International, Inc., Class
          A*/\. . . . . . . . . . . . . .               1,000              32,000
         Standard Register Co.. . . . . .               3,200              52,736
         SYKES Enterprises, Inc.* . . . .               6,000              29,340
         Talx Corp./\ . . . . . . . . . .               2,390              53,990
         Tier Technologies, Inc., Class
          B*/\. . . . . . . . . . . . . .               2,800              21,700
         Tripos, Inc. */\ . . . . . . . .               1,800              14,310
         Tyler Technologies, Inc.*. . . .               5,488              23,324
         WatchGuard Technologies, Inc.* .               5,200              23,920
         webMethods, Inc.*. . . . . . . .              10,300              83,739

                                                                     ------------
                                                                        2,108,184
                                                                     ------------
         NETWORKING EQUIPMENT (0.7%)
         Black Box Corp./\. . . . . . . .               4,200             152,040
         Cable Design Technologies Corp.*               8,200              58,630
         Computer Network
          Technology Corp.*/\ . . . . . .               5,100              41,310
         Enterasys Networks, Inc.*. . . .              31,800              96,354
         Extreme Networks, Inc.*/\. . . .              19,100             101,230
         Foundry Networks, Inc.*/\. . . .              17,400             250,560
         Hypercom Corp.*. . . . . . . . .               6,800              28,220
         Ixia*/\. . . . . . . . . . . . .               4,000              25,720
         Jeffries Group, Inc. . . . . . .               3,800             189,202
         MRV Communications, Inc.*. . . .              16,800              33,768
         NetScreen Technologies, Inc.*/\.               2,000              45,100
         Paradyne Networks Corp.* . . . .               4,800               8,640
         Redback Networks, Inc./\ . . . .              28,000              25,200

EQ ADVISORS TRUST
EQ/SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2003 (Unaudited)

                                                   NUMBER               VALUE
                                                  OF SHARES            (NOTE 1)
-----------------------------------------------------------------------------------
         Riverstone Networks, Inc. *. . .              24,200        $     28,556
         Stratex Networks, Inc.*. . . . .              15,300              48,960
         Stratos Lightwave, Inc.*/\ . . .               2,033              10,104
         Turnstone Systems, Inc.* . . . .               6,500              16,315

                                                                     ------------
                                                                        1,159,909
                                                                     ------------
         OFFICE ELECTRONICS (0.5%)
         Filenet Corp.* . . . . . . . . .               6,500             117,260
         Global Imaging Systems, Inc.*. .               1,700              39,372
         Harland (John H.) Co.. . . . . .               5,700             149,112
         iGate Capital Corp.* . . . . . .              12,500              43,375
         Kronos, Inc.*/\. . . . . . . . .               4,025             204,510
         Technitrol, Inc.*. . . . . . . .               7,900             118,895
         Triumph Group, Inc.*/\ . . . . .               3,100              87,327

                                                                     ------------
                                                                          759,851
                                                                     ------------
         SEMICONDUCTOR EQUIPMENT (1.4%)
         Alliance Semiconductor Corp.*. .               5,000              24,200
         AstroPower, Inc.*/\. . . . . . .               3,800              12,502
         ATMI, Inc.*/\. . . . . . . . . .               5,300             132,341
         August Technology Corp.* . . . .               4,500              28,575
         Axcelis Technologies, Inc.*. . .              19,200             117,504
         AXT, Inc.* . . . . . . . . . . .               4,600               5,382
         Brooks Automation, Inc./\. . . .               6,752              76,568
         ChipPAC, Inc., Class A*/\. . . .               9,000              69,030
         Credence Systems Corp.*. . . . .              12,930             109,517
         DuPont Photomasks, Inc.*/\ . . .               2,800              52,724
         Entegris, Inc.*. . . . . . . . .               9,600             129,024
         Exar Corp.*. . . . . . . . . . .               7,700             121,891
         GlobespanVirata, Inc.* . . . . .              21,706             179,074
         Helix Technology Corp. . . . . .               4,900              64,827
         Intermagnetics General Corp.*. .               2,728              54,124
         Kopin Corp.* . . . . . . . . . .              12,900              78,948
         Lattice Semiconductor Corp.* . .              16,800             138,264
         LTX Corp.* . . . . . . . . . . .               8,400              72,408
         Mattson Technology, Inc.*. . . .              11,300              34,917
         Mykrolis Corp.*. . . . . . . . .               7,400              75,110
         ON Semiconductor Corp.*. . . . .               7,900              21,330
         Photronics, Inc.*. . . . . . . .               5,100              88,995
         PLX Technology, Inc.*/\. . . . .               3,500              13,790
         Rambus, Inc.*/\. . . . . . . . .              16,400             271,748
         Rudolph Technologies, Inc.*/\. .               1,600              25,536
         Semitool, Inc.*. . . . . . . . .               2,800              13,804
         Supertex, Inc.*. . . . . . . . .               2,204              40,487
         Therma-Wave, Inc.* . . . . . . .               3,500               7,280
         Transmeta Corp.*/\ . . . . . . .              20,100              32,160
         Trikon Technologies, Inc.* . . .               6,100              22,082
         Ultratech Stepper, Inc.*/\ . . .               4,300              79,507
         Xicor, Inc.*/\ . . . . . . . . .               5,200              32,604

                                                                     ------------
                                                                        2,226,253
                                                                     ------------
         SEMICONDUCTORS (1.1%)
         Actel Corp.* . . . . . . . . . .               4,200              86,100
         Advanced Power Technology, Inc.*/\             3,200              24,736
         American Superconductor Corp.* .               3,900              23,361
         Cirrus Logic, Inc.*. . . . . . .              16,700              67,134
         Cree, Inc.*/\. . . . . . . . . .              14,900             242,572
         ESS Technology, Inc.*. . . . . .               5,600              54,600
         Genesis Microchip, Inc.*/\ . . .               6,400              86,656
         Integrated Silicon Solutions,
          Inc.*/\ . . . . . . . . . . . .               5,500              38,170
         IXYS Corp.*. . . . . . . . . . .               2,300              18,331
         Microsemi Corp.* . . . . . . . .               5,636              90,176
         MIPS Technologies, Inc.,
          Class A*/\. . . . . . . . . . .               5,100              13,056
         Monolithic System
          Technology, Inc.*/\ . . . . . .               3,400              30,804
         Oak Technology, Inc.*. . . . . .              11,000              68,310
         OmniVision Technologies, Inc.*/\               3,900             121,680
         Pericom Semiconductor Corp.. . .               4,100              38,130
         Pixelworks, Inc.*/\. . . . . . .               6,100              36,234
         Richardson Electronics Ltd.. . .               1,600              12,960
         Silicon Laboratories, Inc.*/\. .               5,200             138,528
         Siliconix, Inc.* . . . . . . . .               1,100              39,710
         Skyworks Solutions, Inc.*/\. . .              26,500             179,405
         Standard Microsystems Corp.* . .               2,828              42,901
         Three-Five Systems, Inc.*/\. . .               4,100              28,290
         Triquint Semiconductor, Inc.*. .              27,821             115,735
         Virage Logic Corp.*. . . . . . .               7,500              54,300
         Vitesse Semiconductor Corp.* . .              39,500             194,340

                                                                     ------------
                                                                        1,846,219
                                                                     ------------
         SYSTEMS SOFTWARE (1.2%)
         Ascential Software Corp. . . . .              11,850             194,814
         Catapult Communications Corp.* .               3,600              38,232
         Ciber, Inc.*/\ . . . . . . . . .              10,300              72,306
         Cray, Inc.*. . . . . . . . . . .              11,500              90,850
         Echelon Corp.*/\ . . . . . . . .               5,500              75,735
         Imation, Corp. . . . . . . . . .               6,900             260,958
         Lawson Software, Inc.* . . . . .               2,700              20,979
         Legato Systems, Inc.*. . . . . .              17,281             144,988
         ManTech International Corp.,
          Class A*/\. . . . . . . . . . .               1,600              30,688
         Mercury Computer Systems, Inc.*.               4,300              78,088
         Micromuse, Inc.* . . . . . . . .              16,400             131,036
         MSC.Software Corp.*/\. . . . . .               4,700              31,678
         MTS Systems Corp.. . . . . . . .               3,900              57,486
         Netscout Systems, Inc.*. . . . .              10,800              57,996
         New Focus, Inc.* . . . . . . . .              12,300              46,002
         Novell, Inc.*. . . . . . . . . .              71,274             219,524
         Nuance Communications, Inc.*/\ .               4,600              24,840
         NYFIX, Inc.* . . . . . . . . . .               5,572              35,382
         Progress Software Corp.* . . . .               5,800             120,234
         Radiant Systems, Inc.*/\ . . . .               2,550              17,187
         Seachange International, Inc.* .               5,200              49,608
         Silicon Graphics, Inc.*. . . . .              35,100              40,014
         Silicon Image, Inc.* . . . . . .              10,800              60,264
         Silicon Storage Technology, Inc.*             14,300              59,917
         Viewpoint Corp.*/\ . . . . . . .               5,600               6,328
         Wind River Systems*. . . . . . .              12,300              46,863
         Witness Systems, Inc.* . . . . .               2,400              12,408

                                                                     ------------
                                                                        2,024,405
                                                                     ------------
         TELECOMMUNICATIONS EQUIPMENT (1.5%)
         Adtran, Inc.*/\. . . . . . . . .               4,000             205,160
         Allen Telecom, Inc.*/\ . . . . .               5,200              85,904
         American Tower Corp., Class A*/\              31,800             281,430
         Anaren Microwave, Inc.*/\. . . .               4,408              41,303
         Ansys, Inc.*/\ . . . . . . . . .               2,800              87,080
         Arris Group, Inc.* . . . . . . .              14,500              71,920
         Avanex Corp.*. . . . . . . . . .               6,600              26,400
         C-COR.net Corp.* . . . . . . . .               4,900              24,010
         CommScope, Inc.* . . . . . . . .              11,100             105,450
         Finisar Corp.*/\ . . . . . . . .              24,700              38,285
         Harmonic, Inc.*. . . . . . . . .              11,800              48,026
         Inet Technologies, Inc.* . . . .               2,800              27,916
         Infonet Services Corp., Class B*              11,600              18,444
         Inter-Tel, Inc.. . . . . . . . .               4,100              87,002
         Interdigital Communications
          Corp.*/\. . . . . . . . . . . .              11,200             261,744
         MasTec, Inc.*. . . . . . . . . .               5,900              33,984
         Metro One
          Telecommunications, Inc.*/\ . .               3,700              19,092
         Netro Corp.* . . . . . . . . . .               6,400              18,432
         Newport Corp.*/\ . . . . . . . .               8,000             118,400
         Oplink Communications, Inc.* . .              19,000              35,530
         Optical Communication
          Products, Inc.* . . . . . . . .               1,400               2,520
         Powerwave Technologies, Inc.*. .              12,100              75,867
         Proxim Corp., Class A* . . . . .              16,125              23,543
         Remec, Inc.* . . . . . . . . . .              11,100              77,256
         Somera Communications, Inc.*/\ .               4,772               6,967

EQ ADVISORS TRUST
EQ/SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2003 (Unaudited)

                                                     NUMBER             VALUE
                                                    OF SHARES          (NOTE 1)
-----------------------------------------------------------------------------------
         Sonus Networks, Inc.*/\. . . . .              35,600        $    179,068
         Spectralink Corp.* . . . . . . .               3,000              29,640
         SpeechWorks International, Inc.*               4,100              19,270
         Sycamore Networks, Inc.* . . . .              31,300             119,879
         Tekelec* . . . . . . . . . . . .               9,700             109,610
         Terayon Communication
          Systems, Inc.*. . . . . . . . .              12,200              33,306
         Tollgrade Communications, Inc.*/\              2,500              46,625
         U.S. Unwired, Inc., Class A* . .               8,600               3,698

                                                                     ------------
                                                                        2,362,761
                                                                     ------------
          TOTAL INFORMATION TECHNOLOGY  .                              26,473,849
                                                                     ------------
         MATERIALS (4.5%)
         CHEMICALS (1.9%)
         Airgas, Inc. . . . . . . . . . .              11,900             199,325
         Arch Chemicals, Inc. . . . . . .               4,300              82,130
         Cabot Microelectronics Corp.*/\.               4,500             227,115
         Crompton Corp. . . . . . . . . .              22,365             157,673
         CUNO, Inc.*. . . . . . . . . . .               3,400             122,808
         Cytec Industries, Inc.*. . . . .               8,200             277,160
         Ferro Corp.. . . . . . . . . . .               6,400             144,192
         FMC Corp.* . . . . . . . . . . .               5,900             133,517
         Foamex International, Inc.*. . .               3,800              11,628
         Georgia Gulf Corp. . . . . . . .               5,400             106,920
         Great Lakes Chemical Corp. . . .               7,400             150,960
         H.B. Fuller Co.. . . . . . . . .               5,600             123,312
         MacDermid, Inc.. . . . . . . . .               5,100             134,130
         Millennium Chemicals, Inc. . . .              12,413             118,048
         Minerals Technologies, Inc.. . .               4,000             194,640
         Myers Industries, Inc. . . . . .               3,430              32,585
         NL Industries, Inc./\. . . . . .               1,500              25,500
         Octel Corp.. . . . . . . . . . .               1,900              26,410
         Olin Corp./\. . . . . . . . . .               10,032             171,547
         Omnova Solutions, Inc.*. . . . .               7,800              31,512
         Penford Corp.. . . . . . . . . .               1,400              15,638
         PolyOne Corp.. . . . . . . . . .              15,100              67,195
         Quaker Chemical Corp.. . . . . .               1,400              35,070
         Schulman (A.), Inc.. . . . . . .               5,800              93,148
         Solutia, Inc.. . . . . . . . . .              19,400              42,292
         Spartech Corp. . . . . . . . . .               2,900              61,509
         Stepan Co. . . . . . . . . . . .               1,200              27,120
         Symyx Technologies, Inc.*/\. . .               4,472              72,983
         Tredegar Corp. . . . . . . . . .               4,976              74,590
         Valhi, Inc.. . . . . . . . . . .               5,740              55,219
         W.R. Grace & Co.*. . . . . . . .              14,400              63,504

                                                                     ------------
                                                                        3,079,380
                                                                     ------------
         CONSTRUCTION MATERIALS (0.3%)
         AMCOL International Corp.. . . .               3,700              29,600
         Energy Conversion Devices, Inc.*/\             2,444              22,240
         Granite Construction, Inc. . . .               6,300             120,708
         Roper Industries, Inc./\. . . .                5,700             212,040
         Texas Industries, Inc. . . . . .               4,500             107,100

                                                                     ------------
                                                                          491,688
                                                                     ------------
         CONTAINERS & PACKAGING (0.3%)
         AEP Industries, Inc.*. . . . . .               2,900              20,967
         Caraustar Industries, Inc.*. . .               5,400              43,254
         Chesapeake Corp. . . . . . . . .               2,800              61,180
         Crown Holdings, Inc.*. . . . . .              31,300             223,482
         Graphic Packaging
          International Corp.*. . . . . .               4,200              18,942
         Greif Brothers Corp., Class A. .               2,400              55,200
         Silgan Holdings, Inc.* . . . . .               2,100              65,688

                                                                     ------------
                                                                          488,713
                                                                     ------------
         METALS & MINING (1.3%)
         Arch Coal, Inc.. . . . . . . . .               8,900             204,522
         Brush Engineered Materials, Inc.*              4,000              33,400
         Carpenter Technology Corp. . . .               3,800              59,280
         Castle (A.M) & Co.*. . . . . . .               2,200              14,410

         Century Aluminum Co. . . . . . .               2,900              20,387
         Cleveland-Cliffs, Inc.*. . . . .               1,800              32,130
         Commercial Metals Co.. . . . . .               4,700              83,613
         Gibraltar Steel Corp.. . . . . .               1,700              34,816
         Helca Mining Co.*/\. . . . . . .              21,500              90,945
         IMCO Recycling, Inc.*. . . . . .               2,100              13,944
         Intermet Corp. . . . . . . . . .               5,000              16,850
         Lawson Products, Inc.. . . . . .                 900              24,785
         Liquidmetal Technologies, Inc.*/\              6,400              32,832
         Massey Energy Co.. . . . . . . .              12,300             161,745
         Material Sciences Corp. *. . . .               1,900              18,430
         Maverick Tube Corp.* . . . . . .               7,400             141,710
         Mueller Industries, Inc.*. . . .               5,500             149,105
         NN, Inc. . . . . . . . . . . . .               2,100              26,586
         Northwest Pipe Co.*. . . . . . .               1,100              15,609
         Oregon Steel Mills, Inc.*/\. . .               7,700              22,330
         Quanex Corp. . . . . . . . . . .               3,200              95,104
         Reliance Steel & Aluminum Co.. .               5,100             105,570
         Royal Gold, Inc./\. . . . . . .                2,800              60,172
         RTI International Metals, Inc.*.               3,900              42,237
         Ryerson Tull, Inc. . . . . . . .               4,096              35,963
         Schnitzer Steel Industries, Inc.                 800              35,296
         Southern Peru Copper Corp./\. .                2,600              39,780
         Steel Dynamics, Inc.*/\. . . . .               6,900              94,530
         Stillwater Mining Co.* . . . . .               8,000              41,120
         USEC, Inc. . . . . . . . . . . .              17,300             121,446
         Valmont Industries, Inc. . . . .               3,000              58,380
         Worthington Industries, Inc. . .              13,200             176,880

                                                                     ------------
                                                                        2,103,907
                                                                     ------------
         PAPER & FOREST PRODUCTS (0.7%)
         Buckeye Technologies, Inc.*. . .               4,700              31,960
         Carlisle Cos., Inc.. . . . . . .               6,080             256,333
         Champion Enterprises, Inc.*. . .               9,900              51,282
         Deltic Timber Corp.. . . . . . .               2,300              65,435
         Glatfelter . . . . . . . . . . .               2,400              35,400
         Longview Fibre Co. . . . . . . .              11,100              91,020
         Louisiana-Pacific Corp.* . . . .              20,538             222,632
         Pope & Talbot, Inc./\. . . . . .               3,296              36,421
         Potlatch Corp. . . . . . . . . .               5,600             144,200
         Rock-Tenn Co., Class A . . . . .               2,900              49,155
         Schweitzer-Mauduit
          International, Inc. . . . . . .               2,800              67,592
         Universal Forest Products, Inc..               2,600              54,444
         Wausau-Mosinee Paper Corp. . . .               7,800              87,360

                                                                     ------------
                                                                        1,193,234
                                                                     ------------
          TOTAL MATERIALS . . . . . . . .                               7,356,922
                                                                     ------------
         TELECOMMUNICATION SERVICES (1.3%)
         DIVERSIFIED TELECOMMUNICATION SERVICES (0.8%)
         Alaska Communications Systems. .               5,126              18,043
         Aspect Communications Corp.*/\.               10,700              41,409
         Boston Communications Group*/\.                2,600              44,538
         Cincinnati Bell, Inc.*/\. . . .               37,700             252,590
         CT Communications, Inc.. . . . .               3,300              35,475
         General Communications, Inc.,
          Class A*/\. . . . . . . . . . .               8,100              70,146
         Golden Telecom, Inc.*. . . . . .               3,340              74,950
         Hickory Tech Corp. . . . . . . .               2,640              29,568
         Intrado, Inc.* . . . . . . . . .               2,800              44,212
         Lightbridge, Inc.* . . . . . . .               5,209              45,631
         North Pittsburgh Systems, Inc. .               2,800              42,196
         Plantronics, Inc.*/\. . . . . .                7,400             160,358
         PTEK Holdings, Inc.* . . . . . .               9,100              44,135
         RCN Corp.* . . . . . . . . . . .               4,600               9,108
         RMH Teleservices, Inc.*/\. . . .               2,600              11,258
         Shenandoah
          Telecommunications Co.. . . . .                 600              28,776

EQ ADVISORS TRUST
EQ/SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2003 (Unaudited)

                                                   NUMBER               VALUE
                                                  OF SHARES            (NOTE 1)
-----------------------------------------------------------------------------------
         SureWest Communications/\. . . .               2,600        $     78,650
         Talk America Holdings, Inc.* . .               4,700              51,277
         Ulticom, Inc.* . . . . . . . . .               2,000              19,000
         XM Satellite Radio Holdings,
          Inc., Class A*/\. . . . . . . .              13,100             144,755

                                                                     ------------
                                                                        1,246,075
                                                                     ------------
         WIRELESS TELECOMMUNICATION SERVICES (0.5%)
         Aether Systems, Inc.*. . . . . .               7,500              36,750
         Audiovox Corp., Class A* . . . .               3,400              38,046
         Crown Castle International Corp.*/\           40,200             312,354
         EMS Technologies, Inc.*. . . . .               2,100              27,867
         Nextel Partners, Inc., Class A*/\             13,300              97,090
         Price Communications Corp.*. . .               9,440             121,870
         Triton PCS Holdings, Inc., Class A*            4,200              21,210
         Ubiquitel, Inc.* . . . . . . . .               8,000              12,000
         ViaSat, Inc.*/\. . . . . . . . .               3,500              50,190
         Western Wireless Corp., Class A*              10,500             121,065
         Wireless Facilities, Inc.* . . .               4,800              57,120

                                                                     ------------
                                                                          895,562
                                                                     ------------
          TOTAL TELECOMMUNICATION SERVICES                              2,141,637
                                                                     ------------
         UTILITIES (3.1%)
         ELECTRIC UTILITIES (1.1%)
         Avista Corp. . . . . . . . . . .               9,400             133,010
         Black Hills Corp.. . . . . . . .               5,300             162,710
         Central Vermont Public
          Service Corp. . . . . . . . . .               2,700              52,785
         DQE, Inc.. . . . . . . . . . . .              14,100             212,487
         El Paso Electric Co.*. . . . . .               9,200             113,436
         Empire District Electric Co./\.                4,300              93,525
         MGE Energy, Inc. . . . . . . . .               3,400             106,692
         Otter Tail Corp. . . . . . . . .               4,900             132,202
         Pinnacle Systems, Inc.*. . . . .              12,300             131,610
         PNM Resources, Inc.. . . . . . .               7,100             189,925
         Proton Energy Systems, Inc.* . .               3,900               8,346
         UIL Holdings Corp. . . . . . . .               2,300              93,265
         Unisource Energy Corp. . . . . .               5,700             107,160
         Unitil Corp. . . . . . . . . . .                 900              21,690
         WPS Resources Corp./\. . . . . .               6,200             249,240

                                                                     ------------
                                                                        1,808,083
                                                                     ------------
         GAS UTILITIES (1.4%)
         AGL Resources, Inc.. . . . . . .              12,800             325,632
         Atmos Energy Corp. . . . . . . .               8,900             220,720
         Cascade Natural Gas Corp.. . . .               2,500              47,750
         EnergySouth, Inc.. . . . . . . .                 800              26,240
         Laclede Group, Inc.. . . . . . .               4,000             107,200
         New Jersey Resources Corp. . . .               5,350             189,925
         Northwest Natural Gas Co.. . . .               5,000             136,250
         NUI Corp.. . . . . . . . . . . .               3,300              51,216
         Piedmont Natural Gas Co./\. . .                6,100             236,741
         SEMCO Energy, Inc./\. . . . . .                3,420              19,905
         South Jersey Industries, Inc.. .               2,500              92,125
         Southern Union Co.*. . . . . . .               8,014             135,757
         Southwest Gas Corp.. . . . . . .               6,500             137,670
         UGI Corp./\. . . . . . . . . . .               8,150             258,355
         WGL Holdings, Inc. . . . . . . .               9,600             256,320

                                                                     ------------
                                                                        2,241,806
                                                                     ------------
         MULTI - UTILITIES (0.5%)
         CH Energy Group, Inc.. . . . . .               3,200             144,000
         Cleco Corp./\. . . . . . . . . .               8,000             138,560
         FuelCell Energy, Inc.*/\. . . .                6,600              54,054
         Northwestern Corp./\. . . . . .                5,600              11,200
         Plug Power, Inc.*/\. . . . . . .               3,900              18,213
         Power-One, Inc.* . . . . . . . .              10,000              71,500
         Sierra Pacific Resources*/\. . .              23,244             138,069
         Westar Energy, Inc.. . . . . . .              11,000             178,530

                                                                     ------------
                                                                          754,126
                                                                     ------------
         WATER UTILITIES (0.1%)
         Connecticut Water Service, Inc..               1,400              35,770
         Middlesex Water Co.. . . . . . .               1,800              44,352
         SJW Corp.. . . . . . . . . . . .                 500              42,625
         Southwest Water Co.. . . . . . .               1,830              25,565

                                                                     ------------
                                                                          148,312
                                                                     ------------
          TOTAL UTILITIES . . . . . . . .                               4,952,327
                                                                     ------------
         TOTAL COMMON STOCKS  (86.8%)
          (Cost $139,521,297) . . . . . .                             140,181,903
                                                                     ------------
                                                    NUMBER
                                                  OF WARRANTS
                                                 --------------

         WARRANTS:
         CONSUMER DISCRETIONARY (0.0%)
         HOUSEHOLD DURABLES (0.0%)
         Sunbeam Corp., expiring 8/24/03*+                  1                  --
                                                                     ------------
         TOTAL WARRANTS  (0.0%)
          (Cost $--). . . . . . . . . . .                                      --
                                                                     ------------
                                                    PRINCIPAL
                                                     AMOUNT
                                                   -----------

         SHORT-TERM DEBT SECURITIES:
         SHORT TERM INVESTMENTS OF CASH COLLATERAL
          FOR SECURITIES LOANED (19.4%)
         Morgan Stanley, Discover
          1.44%, 7/1/03 . . . . . . . . .        $  3,000,000           3,000,000
         Nomura Securities
          1.29%, 7/1/03 . . . . . . . . .          28,355,193          28,355,193
                                                                     ------------
                                                                       31,355,193
                                                                     ------------
         TIME DEPOSIT (12.0%)
         J.P. Morgan Chase Nassau,
          0.58%, 7/1/03 . . . . . . . . .          19,365,943          19,365,943
                                                                     ------------
         U.S. GOVERNMENT (0.8%)
         U.S. Treasury Bill
          7/17/03#. . . . . . . . . . . .           1,200,000           1,199,458
                                                                     ------------
         TOTAL SHORT-TERM DEBT SECURITIES
          (32.2%)
          (Amortized Cost $51,920,594). .                              51,920,594
                                                                     ------------
         TOTAL INVESTMENTS (119.0%)
          (Cost/Amortized Cost
           $191,441,891). . . . . . . . .                             192,102,497

         OTHER ASSETS AND LIABILITIES                                 (30,672,321)
          (-19.0%). . . . . . . . . . . .                            ------------
         NET ASSETS (100.0%)  . . . . . .                            $161,430,176
                                                                     ============

---------
*  Non-income producing.
/\ All, or a portion of security out on loan (See Note 1).
+ Securities (totaling $11,436 or 0.0% of net assets) valued at fair value.
# All, or a portion of security held by broker as collateral for financial futures contracts.

  Glossary:
  REIT-- Real Estate Investment Trust

EQ ADVISORS TRUST
EQ/SMALL COMPANY INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS (Concluded)
June 30, 2003 (Unaudited)
--------------------------------------------------------------------------------

At June 30, 2003 the Portfolio had the following futures contracts open: (Note
1)

                                              NUMBER OF   EXPIRATION    ORIGINAL     VALUE AT       UNREALIZED
PURCHASE                                      CONTRACTS      DATE         VALUE       6/30/03      DEPRECIATION
--------                                      ---------  ------------  -----------  ----------     -------------
Russell 3000 Index. . . . . . . . . . . . .      86      September-03  $19,330,616  $19,281,200       $(49,416)
                                                                                                      ========

Investment security transactions for the six months ended June 30, 2003 were as follows:

COST OF PURCHASES:
Stocks and long-term
 corporate debt
 securities. . . . . .                  $ 27,330,769
NET PROCEEDS OF SALES
 AND REDEMPTIONS:
Stocks and long-term
 corporate debt
 securities. . . . . .                     4,288,148

As of June 30, 2003, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross
 unrealized
 appreciation. . . . .                  $ 20,911,267
Aggregate gross
 unrealized
 depreciation. . . . .                   (20,250,661)
                                        ------------
Net unrealized
 appreciation. . . . .                  $    660,606
                                        ============
Federal income tax cost
 of investments. . . .                  $191,441,891
                                        ============

At June 30, 2003, the Portfolio had loaned securities with a total value $30,418,225 which was secured by collateral of $31,355,193 (Note 1).

The Portfolio has a net capital loss carryforward of $3,281,864, of which $1,124,149 expires in the year 2009 and $2,157,715 which expires in the year 2010.

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/AGGRESSIVE STOCK PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003 (UNAUDITED)
 ASSETS
 Investments at value (Cost $1,760,775,523) . . . .    $ 1,941,365,599
 Cash . . . . . . . . . . . . . . . . . . . . . . .          5,625,120
 Receivable for securities sold . . . . . . . . . .         12,604,281
 Dividends, interest and other receivables. . . . .            465,423
 Unrealized appreciation of forward foreign
  currency contracts. . . . . . . . . . . . . . . .             67,171
 Other assets . . . . . . . . . . . . . . . . . . .              8,532
                                                       ---------------
  Total assets. . . . . . . . . . . . . . . . . . .      1,960,136,126
                                                       ---------------
 LIABILITIES
 Collateral held for loaned securities. . . . . . .        269,074,930
 Payable for securities purchased . . . . . . . . .         21,880,852
 Investment management fees payable . . . . . . . .            859,866
 Trustees' fees payable . . . . . . . . . . . . . .            156,695
 Administrative fees payable. . . . . . . . . . . .             77,769
 Distribution fees payable -- Class IB. . . . . . .             36,463
 Accrued expenses . . . . . . . . . . . . . . . . .            240,029
  Total liabilities . . . . . . . . . . . . . . . .        292,326,604
                                                       ---------------
 NET ASSETS . . . . . . . . . . . . . . . . . . . .    $ 1,667,809,522
                                                       ===============
 Net assets were comprised of:
 Paid in capital. . . . . . . . . . . . . . . . . .    $ 3,010,917,085
 Accumulated undistributed net investment income. .             80,987
 Accumulated undistributed net realized loss. . . .     (1,523,852,339)
 Unrealized appreciation on investments . . . . . .        180,663,789
                                                       ---------------
  Net assets. . . . . . . . . . . . . . . . . . . .    $ 1,667,809,522
                                                       ===============
 CLASS IA
 Net asset value, offering and redemption price per
  share, $1,490,685,958 / 78,108,864 shares
  outstanding (unlimited amount authorized: $0.01
  par value). . . . . . . . . . . . . . . . . . . .    $         19.08
                                                       ===============
 CLASS IB
 Net asset value, offering and redemption price per
  share, $177,123,564 / 9,362,229 shares outstanding
  (unlimited amount authorized: $0.01 par value). .    $         18.92
                                                       ===============
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)
 INVESTMENT INCOME
 Dividends (net of $89,796 foreign withholding tax)    $     4,797,705
 Interest . . . . . . . . . . . . . . . . . . . . .            282,652
 Securities lending (net) . . . . . . . . . . . . .            252,188
                                                       ---------------
  Total income. . . . . . . . . . . . . . . . . . .          5,332,545
                                                       ---------------
 EXPENSES
 Investment management fees . . . . . . . . . . . .          4,770,235
 Administrative fees. . . . . . . . . . . . . . . .            310,741
 Distribution fees -- Class IB. . . . . . . . . . .            192,422
 Printing and mailing expenses. . . . . . . . . . .            181,732
 Custodian fees . . . . . . . . . . . . . . . . . .             68,388
 Professional fees. . . . . . . . . . . . . . . . .             44,993
 Trustees' fees . . . . . . . . . . . . . . . . . .              8,110
 Miscellaneous. . . . . . . . . . . . . . . . . . .             39,885
                                                       ---------------
  Gross expenses. . . . . . . . . . . . . . . . . .          5,616,506
 Less:  Fees paid indirectly. . . . . . . . . . . .           (537,325)
                                                       ---------------
  Net expenses. . . . . . . . . . . . . . . . . . .          5,079,181
                                                       ---------------
 NET INVESTMENT INCOME  . . . . . . . . . . . . . .            253,364
                                                       ---------------
 REALIZED AND UNREALIZED GAIN (LOSS)
 Realized loss on:
 Securities . . . . . . . . . . . . . . . . . . . .        (79,469,289)
 Foreign currency transactions. . . . . . . . . . .           (309,103)
                                                       ---------------
  Net realized loss . . . . . . . . . . . . . . . .        (79,778,392)
                                                       ---------------
 Change in unrealized appreciation on:
 Securities . . . . . . . . . . . . . . . . . . . .        324,771,203
 Foreign currency translations. . . . . . . . . . .             68,918
                                                       ---------------
  Net change in unrealized appreciation . . . . . .        324,840,121
                                                       ---------------
 NET REALIZED AND UNREALIZED GAIN . . . . . . . . .        245,061,729
                                                       ---------------
 NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS . . . . . . . . . . . . . . . . . . . .    $   245,315,093
                                                       ===============

STATEMENT OF CHANGES IN NET ASSETS
                                          SIX MONTHS ENDED
                                           JUNE 30, 2003        YEAR ENDED
                                            (UNAUDITED)      DECEMBER 31, 2002
                                          ----------------  -------------------
 INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS:
 Net investment income (loss) . . . . .   $      253,364      $   (2,593,447)
 Net realized loss on investments and
  foreign currency transactions . . . .      (79,778,392)       (495,186,329)
 Net change in unrealized appreciation
  (depreciation) on investments and
  foreign currency translations . . . .      324,840,121        (153,350,141)
                                          --------------      --------------
 NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS  . . . . . .      245,315,093        (651,129,917)
                                          --------------      --------------
 DIVIDENDS:
 Dividends from net investment income
 Class IA . . . . . . . . . . . . . . .               --            (225,107)
 Class IB . . . . . . . . . . . . . . .               --             (23,996)
                                          --------------      --------------
                                                      --            (249,103)
                                          --------------      --------------
 CAPITAL SHARES TRANSACTIONS:
 CLASS IA
 Capital shares sold [ 1,257,531 and
  16,285,314 shares, respectively ] . .       22,039,980         340,706,454
 Capital shares issued in reinvestment
  of dividends and distributions [ 0 and
  11,412 shares, respectively ] . . . .               --             225,107
 Capital shares repurchased [
  (5,039,634) and (29,870,986) shares,
  respectively ]. . . . . . . . . . . .      (85,230,105)       (598,492,790)
                                          --------------      --------------
 Total Class IA transactions. . . . . .      (63,190,125)       (257,561,229)
                                          --------------      --------------
 CLASS IB
 Capital shares sold [ 1,030,715 and
  3,546,944 shares, respectively ]. . .       17,791,193          70,207,447
 Capital shares issued in reinvestment
  of dividends and distributions [ 0 and
  1,224 shares, respectively ]. . . . .               --              23,996
 Capital shares repurchased [ (757,139)
  and (4,130,194) shares, respectively ]     (12,639,235)        (80,265,570)
                                          --------------      --------------
 Total Class IB transactions. . . . . .        5,151,958         (10,034,127)
                                          --------------      --------------
 NET DECREASE IN NET ASSETS RESULTING
 FROM CAPITAL SHARE TRANSACTIONS  . . .      (58,038,167)       (267,595,356)
                                          --------------      --------------
 TOTAL INCREASE (DECREASE) IN NET ASSETS     187,276,926        (918,974,376)
 NET ASSETS:
 Beginning of period. . . . . . . . . .    1,480,532,596       2,399,506,972
                                          --------------      --------------
 End of period (a). . . . . . . . . . .   $1,667,809,522      $1,480,532,596
                                          ==============      ==============
 -----------
 (a)  Includes accumulated undistributed
  (overdistributed) net investment
  income of . . . . . . . . . . . . . .   $       80,987      $     (172,377)
                                          --------------      --------------

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/ALLIANCE COMMON STOCK PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003 (UNAUDITED)
 ASSETS
 Investments at value (Cost $7,507,108,889). . .    $ 8,119,545,321
 Short-term investments held as collateral for
  loaned securities. . . . . . . . . . . . . . .            634,400
 Receivable for securities sold. . . . . . . . .         58,007,299
 Dividends, interest and other receivables . . .          8,062,892
 Other assets. . . . . . . . . . . . . . . . . .             35,219
                                                    ---------------
  Total assets . . . . . . . . . . . . . . . . .      8,186,285,131
                                                    ---------------
 LIABILITIES
 Overdraft payable . . . . . . . . . . . . . . .         29,025,777
 Collateral held for loaned securities . . . . .        455,216,027
 Payable for securities purchased. . . . . . . .         17,041,812
 Investment management fees payable. . . . . . .          3,051,195
 Trustees' fees payable. . . . . . . . . . . . .            332,400
 Distribution fees payable -- Class IB . . . . .            295,526
 Administrative fees payable . . . . . . . . . .            243,974
 Accrued expenses. . . . . . . . . . . . . . . .            936,277
                                                    ---------------
  Total liabilities. . . . . . . . . . . . . . .        506,142,988
                                                    ---------------
 NET ASSETS  . . . . . . . . . . . . . . . . . .    $ 7,680,142,143
                                                    ===============
 Net assets were comprised of:
 Paid in capital . . . . . . . . . . . . . . . .    $11,741,954,909
 Accumulated undistributed net investment income         32,909,751
 Accumulated undistributed net realized loss . .     (4,707,158,950)
 Unrealized appreciation on investments. . . . .        612,436,433
                                                    ---------------
  Net assets . . . . . . . . . . . . . . . . . .    $ 7,680,142,143
                                                    ===============
 CLASS IA
 Net asset value, offering and redemption price
  per share, $6,289,981,044 / 492,609,605 shares
  outstanding (unlimited amount authorized: $0.01
  par value) . . . . . . . . . . . . . . . . . .    $         12.77
                                                    ===============
 CLASS IB
 Net asset value, offering and redemption price
  per share, $1,390,161,099 / 109,637,682 shares
  outstanding (unlimited amount authorized: $0.01
  par value) . . . . . . . . . . . . . . . . . .    $         12.68
                                                    ===============
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)
 INVESTMENT INCOME
 Dividends . . . . . . . . . . . . . . . . . . .    $    51,534,830
 Interest. . . . . . . . . . . . . . . . . . . .            182,947
 Securities lending (net). . . . . . . . . . . .          1,085,330
                                                    ---------------
  Total income . . . . . . . . . . . . . . . . .         52,803,107
                                                    ---------------
 EXPENSES
 Investment management fees. . . . . . . . . . .         16,269,092
 Distribution fees -- Class IB . . . . . . . . .          1,483,553
 Administrative fees . . . . . . . . . . . . . .          1,011,570
 Printing and mailing expenses . . . . . . . . .            806,929
 Custodian fees. . . . . . . . . . . . . . . . .            409,368
 Professional fees . . . . . . . . . . . . . . .             98,710
 Trustees' fees. . . . . . . . . . . . . . . . .             78,237
 Miscellaneous . . . . . . . . . . . . . . . . .             81,538
                                                    ---------------
  Gross expenses . . . . . . . . . . . . . . . .         20,238,997
 Less:  Fees paid indirectly . . . . . . . . . .           (726,462)
                                                    ---------------
  Net expenses . . . . . . . . . . . . . . . . .         19,512,535
                                                    ---------------
 NET INVESTMENT INCOME . . . . . . . . . . . . .         33,290,572
                                                    ---------------
 REALIZED AND UNREALIZED GAIN (LOSS)
 Realized loss on securities . . . . . . . . . .       (120,907,797)
 Net change in unrealized appreciation on
  securities . . . . . . . . . . . . . . . . . .      1,513,611,222
                                                    ---------------
 NET REALIZED AND UNREALIZED GAIN  . . . . . . .      1,392,703,425
                                                    ---------------
 NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS. . . . . . . . . . . . . . . . . . .    $ 1,425,993,997
                                                    ===============

STATEMENT OF CHANGES IN NET ASSETS
                                          SIX MONTHS ENDED
                                           JUNE 30, 2003        YEAR ENDED
                                            (UNAUDITED)      DECEMBER 31, 2002
                                          ----------------  -------------------
 INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS:
 Net investment income. . . . . . . . .   $   33,290,572     $    64,163,941
 Net realized loss on investments . . .     (120,907,797)     (3,917,767,420)
 Net change in unrealized appreciation
  on investments. . . . . . . . . . . .    1,513,611,222         190,708,901
                                          --------------     ---------------
 NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS  . . . . . .    1,425,993,997      (3,662,894,578)
                                          --------------     ---------------
 DIVIDENDS:
 Dividends from net investment income
 Class IA . . . . . . . . . . . . . . .      (53,989,813)         (3,561,585)
 Class IB . . . . . . . . . . . . . . .       (8,521,402)           (719,408)
                                          --------------     ---------------
                                             (62,511,215)         (4,280,993)
                                          --------------     ---------------
 CAPITAL SHARES TRANSACTIONS:
 CLASS IA
 Capital shares sold [ 8,082,814 and
  21,030,829 shares, respectively ] . .       94,770,564         257,630,807
 Capital shares issued in reinvestment
  of dividends[ 4,137,169 and 297,207
  shares, respectively ]. . . . . . . .       53,989,813           3,561,585
 Capital shares repurchased [
  (32,953,717) and (118,164,220) shares,
  respectively ]. . . . . . . . . . . .     (361,220,486)     (1,397,865,139)
                                          --------------     ---------------
 Total Class IA transactions. . . . . .     (212,460,109)     (1,136,672,747)
                                          --------------     ---------------
 CLASS IB
 Capital shares sold [ 8,150,166 and
  11,820,709 shares, respectively ] . .       92,827,497         140,362,920
 Capital shares issued in reinvestment
  of dividends [ 657,491 and 60,440
  shares,
  respectively ]. . . . . . . . . . . .        8,521,402             719,408
 Capital shares repurchased [
  (7,306,974) and (21,068,580) shares,
  respectively ]. . . . . . . . . . . .      (79,575,404)       (238,908,574)
                                          --------------     ---------------
 Total Class IB transactions. . . . . .       21,773,495         (97,826,246)
                                          --------------     ---------------
 NET DECREASE IN NET ASSETS RESULTING
 FROM CAPITAL SHARE TRANSACTIONS  . . .     (190,686,614)     (1,234,498,993)
                                          --------------     ---------------
 TOTAL INCREASE (DECREASE) IN NET ASSETS   1,172,796,168      (4,901,674,564)
 NET ASSETS:
 Beginning of period. . . . . . . . . .    6,507,345,975      11,409,020,539
                                          --------------     ---------------
 End of period (a). . . . . . . . . . .   $7,680,142,143     $ 6,507,345,975
                                          ==============     ===============
 -----------
 (a)  Includes accumulated undistributed
  net investment income of. . . . . . .   $   32,909,751     $    62,130,394
                                          --------------     ---------------

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/ALLIANCE GROWTH AND INCOME PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003 (UNAUDITED)
 ASSETS
 Investments at value (Cost $2,103,420,596) . . . .    $2,129,672,614
 Cash . . . . . . . . . . . . . . . . . . . . . . .            16,491
 Receivable for securities sold . . . . . . . . . .         3,156,461
 Dividends, interest and other receivables. . . . .         2,641,130
 Other assets . . . . . . . . . . . . . . . . . . .             9,650
                                                       --------------
  Total assets. . . . . . . . . . . . . . . . . . .     2,135,496,346
                                                       --------------
 LIABILITIES
 Collateral held for loaned securities. . . . . . .        53,620,973
 Payable for securities purchased . . . . . . . . .         6,616,952
 Investment management fees payable . . . . . . . .           984,980
 Options written, at value (Premiums received
  $502,476) . . . . . . . . . . . . . . . . . . . .           750,000
 Distribution fees payable -- Class IB. . . . . . .           174,983
 Trustees' fees payable . . . . . . . . . . . . . .            36,850
 Administrative fees payable. . . . . . . . . . . .            34,271
 Accrued expenses . . . . . . . . . . . . . . . . .           257,746
                                                       --------------
  Total liabilities . . . . . . . . . . . . . . . .        62,476,755
                                                       --------------
 NET ASSETS . . . . . . . . . . . . . . . . . . . .    $2,073,019,591
                                                       ==============
 Net assets were comprised of:
 Paid in capital. . . . . . . . . . . . . . . . . .    $2,323,832,163
 Accumulated undistributed net investment income. .        12,755,310
 Accumulated undistributed net realized loss. . . .      (289,572,376)
 Unrealized appreciation on investments . . . . . .        26,004,494
                                                       --------------
  Net assets. . . . . . . . . . . . . . . . . . . .    $2,073,019,591
                                                       ==============
 CLASS IA
 Net asset value, offering and redemption price per
  share, $1,236,437,569 / 84,329,593 shares
  outstanding (unlimited amount authorized: $0.01
  par value). . . . . . . . . . . . . . . . . . . .    $        14.66
                                                       ==============
 CLASS IB
 Net asset value, offering and redemption price per
  share, $836,582,022 / 57,463,436 shares
  outstanding (unlimited amount authorized: $0.01
  par value). . . . . . . . . . . . . . . . . . . .    $        14.56
                                                       ==============
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)
 INVESTMENT INCOME
 Dividends. . . . . . . . . . . . . . . . . . . . .    $   19,088,706
 Interest . . . . . . . . . . . . . . . . . . . . .           305,834
 Securities lending (net) . . . . . . . . . . . . .            42,448
                                                       --------------
  Total income. . . . . . . . . . . . . . . . . . .        19,436,988
                                                       --------------
 EXPENSES
 Investment management fees . . . . . . . . . . . .         5,272,048
 Distribution fees -- Class IB. . . . . . . . . . .           880,580
 Administrative fees. . . . . . . . . . . . . . . .           274,059
 Printing and mailing expenses. . . . . . . . . . .           218,584
 Professional fees. . . . . . . . . . . . . . . . .            38,344
 Trustees' fees . . . . . . . . . . . . . . . . . .            19,845
 Custodian fees . . . . . . . . . . . . . . . . . .             8,989
 Miscellaneous. . . . . . . . . . . . . . . . . . .            21,947
                                                       --------------
  Gross expenses. . . . . . . . . . . . . . . . . .         6,734,396
 Less:  Fees paid indirectly. . . . . . . . . . . .          (100,686)
                                                       --------------
  Net expenses. . . . . . . . . . . . . . . . . . .         6,633,710
                                                       --------------
 NET INVESTMENT INCOME  . . . . . . . . . . . . . .        12,803,278
                                                       --------------
 REALIZED AND UNREALIZED GAIN (LOSS)
 Realized loss on securities. . . . . . . . . . . .       (88,069,333)
                                                       --------------
 Change in unrealized appreciation (depreciation)
  on:
 Securities . . . . . . . . . . . . . . . . . . . .       322,566,160
 Options written. . . . . . . . . . . . . . . . . .          (247,524)
                                                       --------------
  Net change in unrealized appreciation . . . . . .       322,318,636
                                                       --------------
 NET REALIZED AND UNREALIZED GAIN . . . . . . . . .       234,249,303
                                                       --------------
 NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS . . . . . . . . . . . . . . . . . . . .    $  247,052,581
                                                       ==============

STATEMENT OF CHANGES IN NET ASSETS
                                          SIX MONTHS ENDED
                                           JUNE 30, 2003        YEAR ENDED
                                            (UNAUDITED)      DECEMBER 31, 2002
                                          ----------------  -------------------
 INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS:
 Net investment income. . . . . . . . .   $   12,803,278      $   25,984,876
 Net realized loss on investments . . .      (88,069,333)       (160,585,170)
 Net change in unrealized appreciation
  (depreciation) on investments . . . .      322,318,636        (358,997,094)
                                          --------------      --------------
 NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS  . . . . . .      247,052,581        (493,597,388)
                                          --------------      --------------
 DIVIDENDS:
 Dividends from net investment income
 Class IA . . . . . . . . . . . . . . .          (50,628)        (18,193,255)
 Class IB . . . . . . . . . . . . . . .          (33,990)         (8,807,426)
                                          --------------      --------------
                                                 (84,618)        (27,000,681)
                                          --------------      --------------
 CAPITAL SHARES TRANSACTIONS:
 CLASS IA
 Capital shares sold [ 3,263,307 and
  7,720,169 shares, respectively ]. . .       44,141,672         117,584,834
 Capital shares issued in reinvestment
  of dividends and distributions [ 3,367
  and 1,398,141 shares,
  respectively ]. . . . . . . . . . . .           50,628          18,193,255
 Capital shares repurchased [
  (6,493,597) and (16,239,024) shares,
  respectively ]. . . . . . . . . . . .      (84,322,287)       (227,307,965)
                                          --------------      --------------
 Total Class IA transactions. . . . . .      (40,129,987)        (91,529,876)
                                          --------------      --------------
 CLASS IB
 Capital shares sold [ 9,949,112 and
  15,256,908 shares, respectively ] . .      131,989,865         218,595,638
 Capital shares issued in reinvestment
  of dividends and distributions [ 2,276
  and 680,764 shares,
  respectively ]. . . . . . . . . . . .           33,990           8,807,426
 Capital shares repurchased [
  (3,591,044) and (5,728,815) shares,
  respectively ]. . . . . . . . . . . .      (46,405,103)        (76,523,523)
                                          --------------      --------------
 Total Class IB transactions. . . . . .       85,618,752         150,879,541
                                          --------------      --------------
 NET INCREASE IN NET ASSETS RESULTING
 FROM CAPITAL SHARE TRANSACTIONS  . . .       45,488,765          59,349,665
                                          --------------      --------------
 TOTAL INCREASE (DECREASE) IN NET ASSETS     292,456,728        (461,248,404)
 NET ASSETS:
 Beginning of period. . . . . . . . . .    1,780,562,863       2,241,811,267
                                          --------------      --------------
 End of period (a). . . . . . . . . . .   $2,073,019,591      $1,780,562,863
                                          ==============      ==============
 -----------
 (a)  Includes accumulated undistributed
  net investment income of. . . . . . .   $   12,755,310      $       36,650
                                          --------------      --------------

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003 (UNAUDITED)
 ASSETS
 Investments at value (Cost $1,397,199,957) . . . . .    $1,408,147,124
 Short-term investments held as collateral for loaned
  securities. . . . . . . . . . . . . . . . . . . . .       355,177,794
 Receivable for forward committments. . . . . . . . .       105,255,493
 Dividends, interest and other receivables. . . . . .         8,767,304
 Other assets . . . . . . . . . . . . . . . . . . . .             5,228
                                                         --------------
  Total assets. . . . . . . . . . . . . . . . . . . .     1,877,352,943
                                                         --------------
 LIABILITIES
 Overdraft payable. . . . . . . . . . . . . . . . . .         5,155,394
 Collateral held for loaned securities. . . . . . . .       540,161,413
 Payable for forward committments . . . . . . . . . .       246,710,796
 Investment management fees payable . . . . . . . . .           442,178
 Distribution fees payable -- Class IB. . . . . . . .           137,908
 Administrative fees payable. . . . . . . . . . . . .            19,820
 Trustees' fees payable . . . . . . . . . . . . . . .            16,337
 Accrued expenses . . . . . . . . . . . . . . . . . .           205,915
                                                         --------------
  Total liabilities . . . . . . . . . . . . . . . . .       792,849,761
                                                         --------------
 NET ASSETS . . . . . . . . . . . . . . . . . . . . .    $1,084,503,182
                                                         ==============
 Net assets were comprised of:
 Paid in capital. . . . . . . . . . . . . . . . . . .    $1,047,003,742
 Accumulated undistributed net investment income. . .        12,130,863
 Accumulated undistributed net realized gain. . . . .        14,421,410
 Unrealized appreciation on investments . . . . . . .        10,947,167
                                                         --------------
  Net assets. . . . . . . . . . . . . . . . . . . . .    $1,084,503,182
                                                         ==============
 CLASS IA
 Net asset value, offering and redemption price per
  share, $415,577,005 / 39,444,606 shares outstanding
  (unlimited amount authorized: $0.01 par value). . .    $        10.54
                                                         ==============
 CLASS IB
 Net asset value, offering and redemption price per
  share, $668,926,177 / 63,951,824 shares outstanding
  (unlimited amount authorized: $0.01 par value). . .    $        10.46
                                                         ==============
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)
 INVESTMENT INCOME
 Interest . . . . . . . . . . . . . . . . . . . . . .    $   15,685,696
 Securities lending (net) . . . . . . . . . . . . . .           247,423
                                                         --------------
  Total income. . . . . . . . . . . . . . . . . . . .        15,933,119
                                                         --------------
 EXPENSES
 Investment management fees . . . . . . . . . . . . .         2,541,879
 Distribution fees -- Class IB. . . . . . . . . . . .           773,034
 Administrative fees. . . . . . . . . . . . . . . . .           148,434
 Custodian fees . . . . . . . . . . . . . . . . . . .           141,297
 Printing and mailing expenses. . . . . . . . . . . .           125,090
 Professional fees. . . . . . . . . . . . . . . . . .            30,756
 Trustees' fees . . . . . . . . . . . . . . . . . . .             9,243
 Miscellaneous. . . . . . . . . . . . . . . . . . . .            11,414
                                                         --------------
  Total expenses. . . . . . . . . . . . . . . . . . .         3,781,147
                                                         --------------
 NET INVESTMENT INCOME  . . . . . . . . . . . . . . .        12,151,972
                                                         --------------
 REALIZED AND UNREALIZED GAIN (LOSS)
 Realized gain on securities. . . . . . . . . . . . .        14,500,071
 Net change in unrealized depreciation on
  securities. . . . . . . . . . . . . . . . . . . . .          (925,041)
                                                         --------------
 NET REALIZED AND UNREALIZED GAIN . . . . . . . . . .        13,575,030
                                                         --------------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS    $   25,727,002
                                                         ==============

STATEMENT OF CHANGES IN NET ASSETS
                                          SIX MONTHS ENDED
                                           JUNE 30, 2003        YEAR ENDED
                                            (UNAUDITED)      DECEMBER 31, 2002
                                          ----------------  -------------------
 INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS:
 Net investment income. . . . . . . . .   $   12,151,972       $ 20,044,464
 Net realized gain on investments . . .       14,500,071         24,248,002
 Net change in unrealized appreciation
  (depreciation) on investments . . . .         (925,041)         9,765,486
                                          --------------       ------------
 NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS  . . . . . . . . . . .       25,727,002         54,057,952
                                          --------------       ------------
 DIVIDENDS AND DISTRIBUTIONS:
 Dividends from net investment income
 Class IA . . . . . . . . . . . . . . .         (171,536)        (8,885,652)
 Class IB . . . . . . . . . . . . . . .         (274,352)       (11,340,570)
                                          --------------       ------------
                                                (445,888)       (20,226,222)
                                          --------------       ------------
 Distributions from net realized capital
  gains
 Class IA . . . . . . . . . . . . . . .         (865,658)        (7,525,380)
 Class IB . . . . . . . . . . . . . . .       (1,384,521)       (10,331,515)
                                          --------------       ------------
                                              (2,250,179)       (17,856,895)
                                          --------------       ------------
 TOTAL DIVIDENDS AND DISTRIBUTIONS  . .       (2,696,067)       (38,083,117)
                                          --------------       ------------
 CAPITAL SHARES TRANSACTIONS:
 CLASS IA
 Capital shares sold [ 6,645,232 and
  21,220,315 shares, respectively ] . .       69,006,080        219,280,802
 Capital shares issued in reinvestment
  of dividends and distributions [
  97,603 and 1,598,341 shares,
  respectively ]. . . . . . . . . . . .        1,037,194         16,411,032
 Capital shares repurchased [
  (5,321,338) and (9,206,416) shares,
  respectively ]. . . . . . . . . . . .      (55,654,838)       (94,783,076)
                                          --------------       ------------
 Total Class IA transactions. . . . . .       14,388,436        140,908,758
                                          --------------       ------------
 CLASS IB
 Capital shares sold [ 19,434,511 and
  38,476,501 shares, respectively ] . .      200,670,085        397,551,049
 Capital shares issued in reinvestment
  of dividends and distributions [
  157,218 and 2,123,174 shares,
  respectively ]. . . . . . . . . . . .        1,658,873         21,672,085
 Capital shares repurchased [
  (8,924,014) and (8,160,641) shares,
  respectively ]. . . . . . . . . . . .      (92,505,334)       (84,787,568)
                                          --------------       ------------
 Total Class IB transactions. . . . . .      109,823,624        334,435,566
                                          --------------       ------------
 NET INCREASE IN NET ASSETS RESULTING
 FROM CAPITAL SHARE TRANSACTIONS  . . .      124,212,060        475,344,324
                                          --------------       ------------
 TOTAL INCREASE IN NET ASSETS . . . . .      147,242,995        491,319,159
 NET ASSETS:
 Beginning of period. . . . . . . . . .      937,260,187        445,941,028
                                          --------------       ------------
 End of period (a). . . . . . . . . . .   $1,084,503,182       $937,260,187
                                          ==============       ============
 -----------
 (a)  Includes accumulated undistributed
  net investment income of. . . . . . .   $   12,130,863       $    424,779
                                          --------------       ------------

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/ALLIANCE INTERNATIONAL PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003 (UNAUDITED)
 ASSETS
 Investments at value (Cost $1,466,920,558) . . . .    $1,521,501,977
 Cash (Foreign cash $11,730,279). . . . . . . . . .         6,770,482
 Short-term investments held as collateral for
  loaned securities . . . . . . . . . . . . . . . .         1,163,978
 Receivable from broker for collateral held in
  connection with open futures contracts. . . . . .         3,284,457
 Dividends, interest and other receivables. . . . .         2,469,702
 Receivable for securities sold . . . . . . . . . .           502,525
 Variation margin receivable on futures contracts .             2,582
 Other assets . . . . . . . . . . . . . . . . . . .            12,660
                                                       --------------
  Total assets. . . . . . . . . . . . . . . . . . .     1,535,708,363
                                                       --------------
 LIABILITIES
 Collateral held for loaned securities. . . . . . .       271,244,168
 Payable for securities purchased . . . . . . . . .         3,210,067
 Investment management fees payable . . . . . . . .           789,796
 Distribution fees payable -- Class IB. . . . . . .            70,975
 Trustees' fees payable . . . . . . . . . . . . . .            62,899
 Administrative fees payable. . . . . . . . . . . .            23,967
 Accrued expenses . . . . . . . . . . . . . . . . .           238,755
                                                       --------------
  Total liabilities . . . . . . . . . . . . . . . .       275,640,627
                                                       --------------
 NET ASSETS . . . . . . . . . . . . . . . . . . . .    $1,260,067,736
                                                       ==============
 Net assets were comprised of:
 Paid in capital. . . . . . . . . . . . . . . . . .    $1,733,000,961
 Accumulated undistributed net investment income. .        13,068,662
 Accumulated undistributed net realized loss. . . .      (541,043,502)
 Unrealized appreciation on investments . . . . . .        55,041,615
                                                       --------------
  Net assets. . . . . . . . . . . . . . . . . . . .    $1,260,067,736
                                                       ==============
 CLASS IA
 Net asset value, offering and redemption price per
  share, $918,150,205 / 115,647,431 shares
  outstanding (unlimited amount authorized: $0.01
  par value). . . . . . . . . . . . . . . . . . . .    $         7.94
                                                       ==============
 CLASS IB
 Net asset value, offering and redemption price per
  share, $341,917,531 / 43,692,826 shares
  outstanding (unlimited amount authorized: $0.01
  par value). . . . . . . . . . . . . . . . . . . .    $         7.83
                                                       ==============
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)
 INVESTMENT INCOME
 Dividends (net of $2,261,611 foreign withholding
  tax). . . . . . . . . . . . . . . . . . . . . . .    $   18,471,532
 Interest . . . . . . . . . . . . . . . . . . . . .           103,190
 Securities lending (net) . . . . . . . . . . . . .           300,469
                                                       --------------
  Total income. . . . . . . . . . . . . . . . . . .        18,875,191
                                                       --------------
 EXPENSES
 Investment management fees . . . . . . . . . . . .         4,086,349
 Distribution fees -- Class IB. . . . . . . . . . .           306,837
 Custodian fees . . . . . . . . . . . . . . . . . .           273,708
 Administrative fees. . . . . . . . . . . . . . . .           156,709
 Printing and mailing expenses. . . . . . . . . . .           134,570
 Professional fees. . . . . . . . . . . . . . . . .            43,311
 Trustees' fees . . . . . . . . . . . . . . . . . .             8,547
 Miscellaneous. . . . . . . . . . . . . . . . . . .             5,770
                                                       --------------
  Gross expenses. . . . . . . . . . . . . . . . . .         5,015,801
 Less:  Waiver of investment management fees. . . .           (54,528)
    Fees paid indirectly. . . . . . . . . . . . . .           (20,711)
                                                       --------------
  Net expenses. . . . . . . . . . . . . . . . . . .         4,940,562
                                                       --------------
 NET INVESTMENT INCOME  . . . . . . . . . . . . . .        13,934,629
                                                       --------------
 REALIZED AND UNREALIZED GAIN (LOSS)
 Realized gain (loss) on:
 Securities . . . . . . . . . . . . . . . . . . . .       (49,478,858)
 Futures. . . . . . . . . . . . . . . . . . . . . .        (1,332,332)
 Foreign currency transactions. . . . . . . . . . .           601,955
                                                       --------------
  Net realized loss . . . . . . . . . . . . . . . .       (50,209,235)
                                                       --------------
 Change in unrealized appreciation on:
 Securities . . . . . . . . . . . . . . . . . . . .       147,189,675
 Futures. . . . . . . . . . . . . . . . . . . . . .           801,903
 Foreign currency translations. . . . . . . . . . .           344,561
                                                       --------------
  Net change in unrealized appreciation . . . . . .       148,336,139
                                                       --------------
 NET REALIZED AND UNREALIZED GAIN . . . . . . . . .        98,126,904
                                                       --------------
 NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS . . . . . . . . . . . . . . . . . . . .    $  112,061,533
                                                       ==============


STATEMENT OF CHANGES IN NET ASSETS
                                          SIX MONTHS ENDED
                                           JUNE 30, 2003        YEAR ENDED
                                            (UNAUDITED)      DECEMBER 31, 2002
                                          ----------------  -------------------
 INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS:
 Net investment income. . . . . . . . .   $   13,934,629      $    1,752,754
 Net realized loss on investments and
  foreign currency transactions . . . .      (50,209,235)        (40,685,521)
 Net change in unrealized appreciation
  (depreciation) on investments and
  foreign currency translations . . . .      148,336,139          (7,303,676)
                                          --------------      --------------
 NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS  . . . . . .      112,061,533         (46,236,443)
                                          --------------      --------------
 DIVIDENDS:
 Dividends from net investment income
 Class IA . . . . . . . . . . . . . . .       (3,421,922)                 --
 Class IB . . . . . . . . . . . . . . .       (1,157,604)                 --
                                          --------------      --------------
                                              (4,579,526)                 --
                                          --------------      --------------
 CAPITAL SHARES TRANSACTIONS:
 CLASS IA
 Capital shares sold [ 11,426,829 and
  62,949,501 shares, respectively ] . .       84,023,582         471,285,996
 Capital shares issued in connection
  with the substitution [ 8,351 and
  101,511,603 shares, respectively ]. .           76,765         755,870,519
 Capital shares issued in reinvestment
  of dividends [ 419,356 and 0 shares,
  respectively ]. . . . . . . . . . . .        3,421,922                  --
 Capital shares repurchased [
  (17,377,589) and (64,163,840) shares,
  respectively ]. . . . . . . . . . . .     (123,988,900)       (481,552,125)
                                          --------------      --------------
 Total Class IA transactions. . . . . .      (36,466,631)        745,604,390
                                          --------------      --------------
 CLASS IB
 Capital shares sold [ 27,478,829 and
  12,079,941 shares, respectively ] . .      158,254,383          90,700,408
 Capital shares issued in connection
  with the substitution [ 13,140,144 and
  22,055,946 shares, respectively ] . .      132,317,966         161,950,385
 Capital shares issued in reinvestment
  of dividends [ 143,908 and 0 shares,
  respectively ]. . . . . . . . . . . .        1,157,604                  --
 Capital shares repurchased [
  (25,872,158) and (9,876,909) shares,
  respectively ]. . . . . . . . . . . .     (185,081,127)        (73,279,253)
                                          --------------      --------------
 Total Class IB transactions. . . . . .      106,648,826         179,371,540
                                          --------------      --------------
 NET INCREASE IN NET ASSETS RESULTING
 FROM CAPITAL SHARE TRANSACTIONS  . . .       70,182,195         924,975,930
                                          --------------      --------------
 TOTAL INCREASE IN NET ASSETS . . . . .      177,664,202         878,739,487
 NET ASSETS:
 Beginning of period. . . . . . . . . .    1,082,403,534         203,664,047
                                          --------------      --------------
 End of period (a). . . . . . . . . . .   $1,260,067,736      $1,082,403,534
                                          ==============      ==============
 -----------
 (a)  Includes accumulated undistributed
  net investment income of. . . . . . .   $   13,068,662      $    3,713,559
                                          --------------      --------------

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/ALLIANCE PREMIER GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003 (UNAUDITED)
 ASSETS
 Investments at value (Cost $689,635,645) . . . . .    $  704,373,434
 Receivable for securities sold . . . . . . . . . .         3,187,623
 Dividends, interest and other receivables. . . . .           371,236
 Other assets . . . . . . . . . . . . . . . . . . .             3,426
                                                       --------------
  Total assets. . . . . . . . . . . . . . . . . . .       707,935,719
                                                       --------------
 LIABILITIES
 Overdraft payable. . . . . . . . . . . . . . . . .         2,188,733
 Collateral held for loaned securities. . . . . . .        30,163,101
 Payable for securities purchased . . . . . . . . .         4,909,087
 Investment management fees payable . . . . . . . .           467,442
 Distribution fees payable -- Class IB. . . . . . .           123,772
 Administrative fees payable. . . . . . . . . . . .            29,006
 Trustees' fees payable . . . . . . . . . . . . . .             8,073
 Accrued expenses . . . . . . . . . . . . . . . . .           135,480
                                                       --------------
  Total liabilities . . . . . . . . . . . . . . . .        38,024,694
                                                       --------------
 NET ASSETS . . . . . . . . . . . . . . . . . . . .    $  669,911,025
                                                       ==============
 Net assets were comprised of:
 Paid in capital. . . . . . . . . . . . . . . . . .    $1,407,252,964
 Accumulated overdistributed net investment income.        (1,000,120)
 Accumulated undistributed net realized loss. . . .      (751,079,608)
 Unrealized appreciation on investments . . . . . .        14,737,789
                                                       --------------
  Net assets. . . . . . . . . . . . . . . . . . . .    $  669,911,025
                                                       ==============
 CLASS IA
 Net asset value, offering and redemption price per
  share, $22,697,028 / 4,075,948 shares outstanding
  (unlimited amount authorized: $0.01 par value). .    $         5.57
                                                       ==============
 CLASS IB
 Net asset value, offering and redemption price per
  share, $647,213,997 / 117,320,898 shares
  outstanding (unlimited amount authorized: $0.01
  par value). . . . . . . . . . . . . . . . . . . .    $         5.52
                                                       ==============
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)
 INVESTMENT INCOME
 Dividends. . . . . . . . . . . . . . . . . . . . .    $    2,442,655
 Interest . . . . . . . . . . . . . . . . . . . . .            31,326
 Securities lending (net) . . . . . . . . . . . . .            33,808
                                                       --------------
  Total income. . . . . . . . . . . . . . . . . . .         2,507,789
                                                       --------------
 EXPENSES
 Investment management fees . . . . . . . . . . . .         2,776,290
 Distribution fees -- Class IB. . . . . . . . . . .           744,512
 Administrative fees. . . . . . . . . . . . . . . .           108,536
 Printing and mailing expenses. . . . . . . . . . .            74,650
 Professional fees. . . . . . . . . . . . . . . . .            24,255
 Custodian fees . . . . . . . . . . . . . . . . . .             8,677
 Trustees' fees . . . . . . . . . . . . . . . . . .             6,154
 Miscellaneous. . . . . . . . . . . . . . . . . . .             8,106
                                                       --------------
  Gross expenses. . . . . . . . . . . . . . . . . .         3,751,180
 Less:  Waiver of investment management fees. . . .          (228,653)
    Fees paid indirectly. . . . . . . . . . . . . .           (22,579)
                                                       --------------
  Net expenses. . . . . . . . . . . . . . . . . . .         3,499,948
                                                       --------------
 NET INVESTMENT LOSS  . . . . . . . . . . . . . . .          (992,159)
                                                       --------------
 REALIZED AND UNREALIZED GAIN (LOSS)
 Realized loss on securities. . . . . . . . . . . .       (65,787,715)
 Net change in unrealized appreciation on
  securities. . . . . . . . . . . . . . . . . . . .       124,084,634
                                                       --------------
 NET REALIZED AND UNREALIZED GAIN . . . . . . . . .        58,296,919
                                                       --------------
 NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS . . . . . . . . . . . . . . . . . . . .    $   57,304,760
                                                       ==============


STATEMENT OF CHANGES IN NET ASSETS
                                          SIX MONTHS ENDED
                                           JUNE 30, 2003        YEAR ENDED
                                            (UNAUDITED)      DECEMBER 31, 2002
                                          ----------------  -------------------
 INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS:
 Net investment loss. . . . . . . . . .    $   (992,159)      $  (3,543,801)
 Net realized loss on investments . . .     (65,787,715)       (189,268,561)
 Net change in unrealized appreciation
  (depreciation) on investments . . . .     124,084,634        (100,655,330)
                                           ------------       -------------
 NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS  . . . . . .      57,304,760        (293,467,692)
                                           ------------       -------------
 CAPITAL SHARES TRANSACTIONS:
 CLASS IA
 Capital shares sold [ 360,957 and
  686,500 shares, respectively ]. . . .       1,906,361           4,122,340
 Capital shares repurchased [ (494,073)
  and (1,792,439) shares, respectively ]     (2,551,458)        (10,494,557)
                                           ------------       -------------
 Total Class IA transactions. . . . . .        (645,097)         (6,372,217)
                                           ------------       -------------
 CLASS IB
 Capital shares sold [ 10,784,322 and
  22,946,461 shares, respectively ] . .      56,291,525         141,930,823
 Capital shares repurchased [
  (8,876,709) and (33,953,191) shares,
  respectively ]. . . . . . . . . . . .     (45,376,064)       (203,161,614)
                                           ------------       -------------
 Total Class IB transactions. . . . . .      10,915,461         (61,230,791)
                                           ------------       -------------
 NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE
 TRANSACTIONS . . . . . . . . . . . . .      10,270,364         (67,603,008)
                                           ------------       -------------
 TOTAL INCREASE (DECREASE) IN NET ASSETS     67,575,124        (361,070,700)
 NET ASSETS:
 Beginning of period. . . . . . . . . .     602,335,901         963,406,601
                                           ------------       -------------
 End of period (a). . . . . . . . . . .    $669,911,025       $ 602,335,901
                                           ============       =============
 -----------
 (a)  Includes accumulated
  overdistributed net investment income
  of. . . . . . . . . . . . . . . . . .    $ (1,000,120)      $      (7,961)
                                           ------------       -------------

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/ALLIANCE QUALITY BOND PORTFOLIO



STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003 (UNAUDITED)
 ASSETS
 Investments at value (Cost $900,772,257) . . . . . .    $  912,483,543
 Cash (Foreign cash $434) . . . . . . . . . . . . . .         1,941,883
 Short-term investments held as collateral for loaned
  securities. . . . . . . . . . . . . . . . . . . . .        81,734,760
 Receivable for forward commitments . . . . . . . . .        56,624,325
 Dividends, interest and other receivables. . . . . .         3,909,996
 Receivable for securities sold . . . . . . . . . . .           189,522
 Other assets . . . . . . . . . . . . . . . . . . . .             3,050
                                                         --------------
  Total assets. . . . . . . . . . . . . . . . . . . .     1,056,887,079
                                                         --------------
 LIABILITIES
 Payable for forward commitments. . . . . . . . . . .       250,221,384
 Collateral held for loaned securities. . . . . . . .       135,203,647
 Payable for securities purchased . . . . . . . . . .         8,181,277
 Investment management fees payable . . . . . . . . .           285,346
 Distribution fees payable -- Class IB. . . . . . . .            62,024
 Administrative fees payable. . . . . . . . . . . . .            19,566
 Trustees' fees payable . . . . . . . . . . . . . . .             9,748
 Accrued expenses . . . . . . . . . . . . . . . . . .            88,058
                                                         --------------
  Total liabilities . . . . . . . . . . . . . . . . .       394,071,050
                                                         --------------
 NET ASSETS . . . . . . . . . . . . . . . . . . . . .    $  662,816,029
                                                         ==============
 Net assets were comprised of:
 Paid in capital. . . . . . . . . . . . . . . . . . .    $  629,750,907
 Accumulated undistributed net investment income. . .         5,865,028
 Accumulated undistributed net realized gain. . . . .        15,488,811
 Unrealized appreciation on investments . . . . . . .        11,711,283
                                                         --------------
  Net assets. . . . . . . . . . . . . . . . . . . . .    $  662,816,029
                                                         ==============
 CLASS IA
 Net asset value, offering and redemption price per
  share, $354,507,928 / 33,795,608 shares outstanding
  (unlimited amount authorized: $0.01 par value). . .    $        10.49
                                                         ==============
 CLASS IB
 Net asset value, offering and redemption price per
  share, $308,308,101 / 29,574,482 shares outstanding
  (unlimited amount authorized: $0.01 par value). . .    $        10.42
                                                         ==============
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)
 INVESTMENT INCOME
 Interest (net of $1,701 foreign withholding tax) . .    $    8,344,909
 Securities lending (net) . . . . . . . . . . . . . .            67,304
                                                         --------------
  Total income. . . . . . . . . . . . . . . . . . . .         8,412,213
                                                         --------------
 EXPENSES
 Investment management fees . . . . . . . . . . . . .         1,565,994
 Distribution fees -- Class IB. . . . . . . . . . . .           310,515
 Administrative fees. . . . . . . . . . . . . . . . .            94,884
 Printing and mailing expenses. . . . . . . . . . . .            71,967
 Professional fees. . . . . . . . . . . . . . . . . .            26,415
 Custodian fees . . . . . . . . . . . . . . . . . . .            26,371
 Trustees' fees . . . . . . . . . . . . . . . . . . .             5,957
 Miscellaneous. . . . . . . . . . . . . . . . . . . .             6,673
                                                         --------------
  Total expenses. . . . . . . . . . . . . . . . . . .         2,108,776
                                                         --------------
 NET INVESTMENT INCOME  . . . . . . . . . . . . . . .         6,303,437
                                                         --------------
 REALIZED AND UNREALIZED GAIN (LOSS)
 Realized gain on:
 Securities . . . . . . . . . . . . . . . . . . . . .        15,327,002
 Foreign currency transactions. . . . . . . . . . . .           232,149
                                                         --------------
  Net realized gain . . . . . . . . . . . . . . . . .        15,559,151
                                                         --------------
 Change in unrealized appreciation (depreciation) on:
 Securities . . . . . . . . . . . . . . . . . . . . .          (369,634)
 Foreign currency translations. . . . . . . . . . . .           707,487
                                                         --------------
  Net change in unrealized appreciation . . . . . . .           337,853
                                                         --------------
 NET REALIZED AND UNREALIZED GAIN . . . . . . . . . .        15,897,004
                                                         --------------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS    $   22,200,441
                                                         ==============


STATEMENT OF CHANGES IN NET ASSETS
                                          SIX MONTHS ENDED
                                           JUNE 30, 2003        YEAR ENDED
                                            (UNAUDITED)      DECEMBER 31, 2002
                                          ----------------  -------------------
 INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS:
 Net investment income. . . . . . . . .    $  6,303,437        $ 13,347,859
 Net realized gain on investments and
  foreign currency transactions . . . .      15,559,151          13,771,024
 Net change in unrealized appreciation
  on investments and foreign currency
  translations. . . . . . . . . . . . .         337,853           7,255,933
                                           ------------        ------------
 NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS  . . . . . . . . . . .      22,200,441          34,374,816
                                           ------------        ------------
 DIVIDENDS AND DISTRIBUTIONS:
 Dividends from net investment income
 Class IA . . . . . . . . . . . . . . .        (176,350)         (9,221,236)
 Class IB . . . . . . . . . . . . . . .        (147,694)         (4,528,379)
                                           ------------        ------------
                                               (324,044)        (13,749,615)
                                           ------------        ------------
 Distributions from net realized capital
  gains
 Class IA . . . . . . . . . . . . . . .      (2,092,461)         (4,262,021)
 Class IB . . . . . . . . . . . . . . .      (1,752,450)         (2,271,020)
                                           ------------        ------------
                                             (3,844,911)         (6,533,041)
                                           ------------        ------------
 TOTAL DIVIDENDS AND DISTRIBUTIONS  . .      (4,168,955)        (20,282,656)
                                           ------------        ------------
 CAPITAL SHARES TRANSACTIONS:
 CLASS IA
 Capital shares sold [5,378,386 and
  9,060,810 shares, respectively] . . .      55,655,072          91,214,577
 Capital shares issued in reinvestment
  of dividends and distributions [
  213,819 and 1,333,582 shares,
  respectively ]. . . . . . . . . . . .       2,268,811          13,483,257
 Capital shares repurchased [
  (5,343,035) and (8,362,470) shares,
  respectively] . . . . . . . . . . . .     (55,446,671)        (84,321,144)
                                           ------------        ------------
 Total Class IA transactions. . . . . .       2,477,212          20,376,690
                                           ------------        ------------
 CLASS IB
 Capital shares sold [ 12,839,091 and
  15,238,960 shares, respectively]. . .     132,096,300         153,632,977
 Capital shares issued in reinvestment
  of dividends and distributions [
  180,168 and 675,641 shares,
  respectively ]. . . . . . . . . . . .       1,900,144           6,799,399
 Capital shares repurchased [
  (2,185,448) and (1,966,966) shares,
  respectively ]. . . . . . . . . . . .     (22,578,060)        (19,952,656)
                                           ------------        ------------
 Total Class IB transactions. . . . . .     111,418,384         140,479,720
                                           ------------        ------------
 NET INCREASE IN NET ASSETS RESULTING
 FROM CAPITAL SHARE TRANSACTIONS  . . .     113,895,596         160,856,410
                                           ------------        ------------
 TOTAL INCREASE IN NET ASSETS . . . . .     131,927,082         174,948,570
 NET ASSETS:
 Beginning of period. . . . . . . . . .     530,888,947         355,940,377
                                           ------------        ------------
 End of period (a). . . . . . . . . . .    $662,816,029        $530,888,947
                                           ============        ============
 -----------
 (a)  Includes accumulated undistributed
  (overdistributed) net investment
  income of . . . . . . . . . . . . . .    $  5,865,028        $   (114,365)
                                           ------------        ------------


                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/ALLIANCE SMALL CAP GROWTH PORTFOLIO



STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003 (UNAUDITED)
 ASSETS
 Investments at value (Cost $676,354,915) . . . . .    $  774,366,941
 Receivable for securities sold . . . . . . . . . .         8,145,663
 Dividends, interest and other receivables. . . . .           123,428
 Other assets . . . . . . . . . . . . . . . . . . .             3,492
                                                       --------------
  Total assets. . . . . . . . . . . . . . . . . . .       782,639,524
                                                       --------------
 LIABILITIES
 Overdraft payable. . . . . . . . . . . . . . . . .         9,164,949
 Payable for securities purchased . . . . . . . . .         5,545,861
 Investment management fees payable . . . . . . . .           469,994
 Distribution fees payable -- Class IB. . . . . . .            73,902
 Administrative fees payable. . . . . . . . . . . .            22,937
 Trustees' fees payable . . . . . . . . . . . . . .             7,967
 Accrued expenses . . . . . . . . . . . . . . . . .           108,792
                                                       --------------
  Total liabilities . . . . . . . . . . . . . . . .        15,394,402
                                                       --------------
 NET ASSETS . . . . . . . . . . . . . . . . . . . .    $  767,245,122
                                                       ==============
 Net assets were comprised of:
 Paid in capital. . . . . . . . . . . . . . . . . .    $1,022,991,239
 Accumulated undistributed net investment loss. . .        (1,854,407)
 Accumulated undistributed net realized loss. . . .      (351,903,736)
 Unrealized appreciation on investments . . . . . .        98,012,026
                                                       --------------
  Net assets. . . . . . . . . . . . . . . . . . . .    $  767,245,122
                                                       ==============
 CLASS IA
 Net asset value, offering and redemption price per
  share, $366,802,551 / 35,292,291 shares
  outstanding (unlimited amount authorized: $0.01
  par value). . . . . . . . . . . . . . . . . . . .    $        10.39
                                                       ==============
 CLASS IB
 Net asset value, offering and redemption price per
  share, $400,442,571 / 39,120,480 shares
  outstanding (unlimited amount authorized: $0.01
  par value). . . . . . . . . . . . . . . . . . . .    $        10.24
                                                       ==============
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)
 INVESTMENT INCOME
 Dividends. . . . . . . . . . . . . . . . . . . . .    $    1,084,129
 Interest . . . . . . . . . . . . . . . . . . . . .            71,541
                                                       --------------
  Total income. . . . . . . . . . . . . . . . . . .         1,155,670
                                                       --------------
 EXPENSES
 Investment management fees . . . . . . . . . . . .         2,465,361
 Distribution fees -- Class IB. . . . . . . . . . .           418,880
 Administrative fees. . . . . . . . . . . . . . . .           108,206
 Printing and mailing expenses. . . . . . . . . . .            78,669
 Professional fees. . . . . . . . . . . . . . . . .            26,995
 Custodian fees . . . . . . . . . . . . . . . . . .            17,833
 Trustees' fees . . . . . . . . . . . . . . . . . .             8,137
 Miscellaneous. . . . . . . . . . . . . . . . . . .             7,831
                                                       --------------
  Gross expenses. . . . . . . . . . . . . . . . . .         3,131,912
 Less:  Fees paid indirectly. . . . . . . . . . . .          (128,844)
                                                       --------------
  Net expenses. . . . . . . . . . . . . . . . . . .         3,003,068
                                                       --------------
 NET INVESTMENT LOSS  . . . . . . . . . . . . . . .        (1,847,398)
                                                       --------------
 REALIZED AND UNREALIZED GAIN (LOSS)
 Realized loss on securities. . . . . . . . . . . .       (27,970,699)
 Net change in unrealized appreciation on
  securities. . . . . . . . . . . . . . . . . . . .       127,938,535
                                                       --------------
 NET REALIZED AND UNREALIZED GAIN . . . . . . . . .        99,967,836
                                                       --------------
 NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS . . . . . . . . . . . . . . . . . . . .    $   98,120,438
                                                       ==============


STATEMENT OF CHANGES IN NET ASSETS
                                          SIX MONTHS ENDED
                                           JUNE 30, 2003        YEAR ENDED
                                            (UNAUDITED)      DECEMBER 31, 2002
                                          ----------------  -------------------
 INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS:
 Net investment loss. . . . . . . . . .    $  (1,847,398)     $  (4,818,476)
 Net realized loss on investments . . .      (27,970,699)      (221,176,778)
 Net change in unrealized appreciation
  (depreciation) on investments . . . .      127,938,535        (37,926,380)
                                           -------------      -------------
 NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS  . . . . . .       98,120,438       (263,921,634)
                                           -------------      -------------
 CAPITAL SHARES TRANSACTIONS:
 CLASS IA
 Capital shares sold [ 3,205,010 and
  18,512,587 shares, respectively ] . .       30,492,294        216,262,366
 Capital shares repurchased [
  (3,123,363) and (19,056,184) shares,
  respectively ]. . . . . . . . . . . .      (28,915,177)      (218,104,909)
                                           -------------      -------------
 Total Class IA transactions. . . . . .        1,577,117         (1,842,543)
                                           -------------      -------------
 CLASS IB
 Capital shares sold [ 29,094,363 and
  56,752,743 shares, respectively ] . .      267,506,759        579,650,287
 Capital shares issued in connection
  with the substitution [ 0 and
  1,403,935 shares, respectively ]. . .               --         13,503,596
 Capital shares repurchased [
  (24,638,576) and (53,905,063) shares,
  respectively ]. . . . . . . . . . . .     (226,044,396)      (550,449,143)
                                           -------------      -------------
 Total Class IB transactions. . . . . .       41,462,363         42,704,740
                                           -------------      -------------
 NET INCREASE IN NET ASSETS RESULTING
 FROM CAPITAL SHARE TRANSACTIONS  . . .       43,039,480         40,862,197
                                           -------------      -------------
 TOTAL INCREASE (DECREASE) IN NET ASSETS     141,159,918       (223,059,437)
 NET ASSETS:
 Beginning of period. . . . . . . . . .      626,085,204        849,144,641
                                           -------------      -------------
 End of period (a). . . . . . . . . . .    $ 767,245,122      $ 626,085,204
                                           =============      =============
 -----------
 (a)  Includes accumulated
  overdistributed net investment income
  of. . . . . . . . . . . . . . . . . .    $  (1,854,407)     $      (7,009)
                                           -------------      -------------


                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/ALLIANCE TECHNOLOGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003 (UNAUDITED)
 ASSETS
 Investments at value (Cost $268,920,090) . . . . .    $ 280,442,820
 Receivable for securities sold . . . . . . . . . .        2,346,638
 Dividends, interest and other receivables. . . . .           44,463
 Other assets . . . . . . . . . . . . . . . . . . .            1,079
                                                       -------------
  Total assets. . . . . . . . . . . . . . . . . . .      282,835,000
                                                       -------------
 LIABILITIES
 Overdraft payable (Foreign cash payable $48) . . .        2,631,786
 Collateral held for loaned securities. . . . . . .       18,310,449
 Payable for securities purchased . . . . . . . . .        2,495,911
 Investment management fees payable . . . . . . . .          174,830
 Distribution fees payable -- Class IB. . . . . . .           47,109
 Administrative fees payable. . . . . . . . . . . .            8,302
 Trustees' fees payable . . . . . . . . . . . . . .            3,308
 Accrued expenses . . . . . . . . . . . . . . . . .           50,903
                                                       -------------
  Total liabilities . . . . . . . . . . . . . . . .       23,722,598
                                                       -------------
 NET ASSETS . . . . . . . . . . . . . . . . . . . .    $ 259,112,402
                                                       =============
 Net assets were comprised of:
 Paid in capital. . . . . . . . . . . . . . . . . .    $ 550,729,699
 Accumulated overdistributed net investment income.         (894,717)
 Accumulated undistributed net realized loss. . . .     (302,245,310)
 Unrealized appreciation on investments . . . . . .       11,522,730
                                                       -------------
  Net assets. . . . . . . . . . . . . . . . . . . .    $ 259,112,402
                                                       =============
 CLASS IA
 Net asset value, offering and redemption price per
  share, $13,218,240 / 3,741,202 shares outstanding
  (unlimited amount authorized: $0.01 par value). .    $        3.53
                                                       =============
 CLASS IB
 Net asset value, offering and redemption price per
  share, $245,894,162 / 70,189,190 shares
  outstanding (unlimited amount authorized: $0.01
  par value). . . . . . . . . . . . . . . . . . . .    $        3.50
                                                       =============
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)
 INVESTMENT INCOME
 Dividends. . . . . . . . . . . . . . . . . . . . .    $     270,212
 Interest . . . . . . . . . . . . . . . . . . . . .           39,455
 Securities lending (net) . . . . . . . . . . . . .           19,549
                                                       -------------
  Total income. . . . . . . . . . . . . . . . . . .          329,216
                                                       -------------
 EXPENSES
 Investment management fees . . . . . . . . . . . .        1,005,225
 Distribution fees -- Class IB. . . . . . . . . . .          264,154
 Administrative fees. . . . . . . . . . . . . . . .           48,443
 Printing and mailing expenses. . . . . . . . . . .           26,770
 Professional fees. . . . . . . . . . . . . . . . .           20,351
 Custodian fees . . . . . . . . . . . . . . . . . .           17,012
 Trustees' fees . . . . . . . . . . . . . . . . . .            2,150
 Miscellaneous. . . . . . . . . . . . . . . . . . .            2,526
                                                       -------------
  Gross expenses. . . . . . . . . . . . . . . . . .        1,386,631
 Less:  Waiver of investment management fees. . . .         (116,567)
    Fees paid indirectly. . . . . . . . . . . . . .          (48,078)
                                                       -------------
  Net expenses. . . . . . . . . . . . . . . . . . .        1,221,986
                                                       -------------
 NET INVESTMENT LOSS  . . . . . . . . . . . . . . .         (892,770)
                                                       -------------
 REALIZED AND UNREALIZED GAIN (LOSS)
 Realized loss on:
 Securities . . . . . . . . . . . . . . . . . . . .      (28,155,026)
 Foreign currency transactions. . . . . . . . . . .         (394,702)
                                                       -------------
  Net realized loss . . . . . . . . . . . . . . . .      (28,549,728)
                                                       -------------
 Net change in unrealized appreciation on securities      65,918,691
                                                       -------------
 NET REALIZED AND UNREALIZED GAIN . . . . . . . . .       37,368,963
                                                       -------------
 NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS . . . . . . . . . . . . . . . . . . . .    $  36,476,193
                                                       =============

STATEMENT OF CHANGES IN NET ASSETS
                                          SIX MONTHS ENDED
                                           JUNE 30, 2003        YEAR ENDED
                                            (UNAUDITED)      DECEMBER 31, 2002
                                          ----------------  -------------------
 INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS:
 Net investment loss. . . . . . . . . .    $   (892,770)      $  (2,395,566)
 Net realized loss on investments and
  foreign currency transactions . . . .     (28,549,728)       (166,968,372)
 Net change in unrealized appreciation
  on investments. . . . . . . . . . . .      65,918,691          24,201,610
                                           ------------       -------------
 NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS  . . . . . .      36,476,193        (145,162,328)
                                           ------------       -------------
 CAPITAL SHARES TRANSACTIONS:
 CLASS IA
 Capital shares sold [ 1,649,523 and
  7,386,909 shares, respectively ]. . .       5,375,895          31,833,150
 Capital shares repurchased [
  (1,653,131) and (8,445,261) shares,
  respectively ]. . . . . . . . . . . .      (5,399,379)        (35,550,308)
                                           ------------       -------------
 Total Class IA transactions. . . . . .         (23,484)         (3,717,158)
                                           ------------       -------------
 CLASS IB
 Capital shares sold [ 19,837,636 and
  30,923,939 shares, respectively ] . .      63,540,681         116,773,254
 Capital shares repurchased [
  (14,942,667) and (29,254,819) shares,
  respectively ]. . . . . . . . . . . .     (47,115,317)       (106,741,909)
                                           ------------       -------------
 Total Class IB transactions. . . . . .      16,425,364          10,031,345
                                           ------------       -------------
 NET INCREASE IN NET ASSETS RESULTING
 FROM CAPITAL SHARE TRANSACTIONS  . . .      16,401,880           6,314,187
                                           ------------       -------------
 TOTAL INCREASE (DECREASE) IN NET ASSETS     52,878,073        (138,848,141)
 NET ASSETS:
 Beginning of period. . . . . . . . . .     206,234,329         345,082,470
                                           ------------       -------------
 End of period (a). . . . . . . . . . .    $259,112,402       $ 206,234,329
                                           ============       =============
 -----------
 (a)  Includes accumulated
  overdistributed net investment income
  of. . . . . . . . . . . . . . . . . .    $   (894,717)      $      (1,947)
                                           ------------       -------------

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/BALANCED PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003 (UNAUDITED)
 ASSETS
 Investments at value (Cost $4,539,741,231) . . . . .    $4,554,387,296
 Cash . . . . . . . . . . . . . . . . . . . . . . . .         2,745,168
 Short-term investments held as collateral for loaned
  securities. . . . . . . . . . . . . . . . . . . . .       174,890,674
 Receivable for forward commitments . . . . . . . . .       155,432,436
 Receivable for securities sold . . . . . . . . . . .        13,110,188
 Dividends, interest and other receivables. . . . . .        12,327,154
 Other assets . . . . . . . . . . . . . . . . . . . .            35,412
                                                         --------------
  Total assets. . . . . . . . . . . . . . . . . . . .     4,912,928,328
                                                         --------------
 LIABILITIES
 Payable for forward commitments. . . . . . . . . . .       603,475,630
 Collateral held for loaned securities. . . . . . . .       367,540,746
 Payable for securities purchased . . . . . . . . . .        77,709,666
 Investment management fees payable . . . . . . . . .         1,772,754
 Distribution fees payable -- Class IB. . . . . . . .           177,708
 Trustees' fees payable . . . . . . . . . . . . . . .           165,174
 Administrative fees payable. . . . . . . . . . . . .            81,917
 Options written, at value (Premiums received $1,700)               153
 Accrued expenses . . . . . . . . . . . . . . . . . .           623,739
                                                         --------------
  Total liabilities . . . . . . . . . . . . . . . . .     1,051,547,487
                                                         --------------
 NET ASSETS . . . . . . . . . . . . . . . . . . . . .    $3,861,380,841
                                                         ==============
 Net assets were comprised of:
 Paid in capital. . . . . . . . . . . . . . . . . . .    $4,569,070,662
 Accumulated undistributed net investment income. . .        26,456,523
 Accumulated undistributed net realized loss. . . . .      (748,801,659)
 Unrealized appreciation on investments . . . . . . .        14,655,315
                                                         --------------
  Net assets. . . . . . . . . . . . . . . . . . . . .    $3,861,380,841
                                                         ==============
 CLASS IA
 Net asset value, offering and redemption price per
  share, $2,990,860,815 / 219,615,280 shares
  outstanding (unlimited amount authorized: $0.01 par
  value). . . . . . . . . . . . . . . . . . . . . . .    $        13.62
                                                         ==============
 CLASS IB
 Net asset value, offering and redemption price per
  share, $870,520,026 / 64,362,335 shares outstanding
  (unlimited amount authorized: $0.01 par value). . .    $        13.53
                                                         ==============
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)
 INVESTMENT INCOME
 Dividends. . . . . . . . . . . . . . . . . . . . . .    $   15,543,755
 Interest (net of $4,717 foreign withholding tax) . .        23,174,968
 Securities lending (net) . . . . . . . . . . . . . .           231,582
                                                         --------------
  Total income. . . . . . . . . . . . . . . . . . . .        38,950,305
                                                         --------------
 EXPENSES
 Investment management fees . . . . . . . . . . . . .         9,992,383
 Distribution fees -- Class IB. . . . . . . . . . . .           924,339
 Administrative fees. . . . . . . . . . . . . . . . .           604,576
 Printing and mailing expenses. . . . . . . . . . . .           437,151
 Recoupment fees. . . . . . . . . . . . . . . . . . .           128,742
 Custodian fees . . . . . . . . . . . . . . . . . . .           114,222
 Professional fees. . . . . . . . . . . . . . . . . .            66,373
 Trustees' fees . . . . . . . . . . . . . . . . . . .            37,871
 Miscellaneous. . . . . . . . . . . . . . . . . . . .            29,459
                                                         --------------
  Gross expenses. . . . . . . . . . . . . . . . . . .        12,335,116
 Less:  Fees paid indirectly. . . . . . . . . . . . .           (34,609)
                                                         --------------
  Net expenses. . . . . . . . . . . . . . . . . . . .        12,300,507
                                                         --------------
 NET INVESTMENT INCOME  . . . . . . . . . . . . . . .        26,649,798
                                                         --------------
 REALIZED AND UNREALIZED GAIN (LOSS)
 Realized gain (loss) on:
 Securities . . . . . . . . . . . . . . . . . . . . .       (26,067,650)
 Foreign currency transactions. . . . . . . . . . . .            13,322
                                                         --------------
  Net realized loss . . . . . . . . . . . . . . . . .       (26,054,328)
                                                         --------------
 Change in unrealized appreciation (depreciation) on:
 Securities . . . . . . . . . . . . . . . . . . . . .       303,929,049
 Options written. . . . . . . . . . . . . . . . . . .             1,547
 Foreign currency translations. . . . . . . . . . . .              (380)
                                                         --------------
  Net change in unrealized appreciation . . . . . . .       303,930,216
                                                         --------------
 NET REALIZED AND UNREALIZED GAIN . . . . . . . . . .       277,875,888
                                                         --------------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS    $  304,525,686
                                                         ==============

STATEMENT OF CHANGES IN NET ASSETS
                                          SIX MONTHS ENDED
                                           JUNE 30, 2003        YEAR ENDED
                                            (UNAUDITED)      DECEMBER 31, 2002
                                          ----------------  -------------------
 INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS:
 Net investment income. . . . . . . . .   $   26,649,798      $   44,586,422
 Net realized loss on investments and
  foreign currency transactions . . . .      (26,054,328)       (236,292,559)
 Net change in unrealized appreciation
  (depreciation) on investments and
  foreign currency translations . . . .      303,930,216        (155,419,719)
                                          --------------      --------------
 NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS  . . . . . .      304,525,686        (347,125,856)
                                          --------------      --------------
 DIVIDENDS:
 Dividends from net investment income
 Class IA . . . . . . . . . . . . . . .       (1,079,614)        (36,762,827)
 Class IB . . . . . . . . . . . . . . .         (308,067)         (7,340,742)
                                          --------------      --------------
                                              (1,387,681)        (44,103,569)
                                          --------------      --------------
 CAPITAL SHARES TRANSACTIONS:
 CLASS IA
 Capital shares sold [ 2,602,522 and
  23,275,293 shares, respectively ] . .       34,121,117         304,782,743
 Capital shares issued in connection
  with the substitution [ 0 and
  104,232,822 shares, respectively ]. .               --       1,355,622,203
 Capital shares issued in reinvestment
  of dividends [ 77,492 and 2,925,832
  shares, respectively ]. . . . . . . .        1,079,614          36,762,827
 Capital shares repurchased [
  (14,979,981) and (43,998,967) shares,
  respectively ]. . . . . . . . . . . .     (191,894,105)       (574,928,788)
                                          --------------      --------------
 Total Class IA transactions. . . . . .     (156,693,374)      1,122,238,985
                                          --------------      --------------
 CLASS IB
 Capital shares sold [ 14,515,892 and
  11,722,611 shares, respectively ] . .      186,085,903         151,332,319
 Capital shares issued in connection
  with the substitution [ 0 and
  21,116,654 shares, respectively ] . .               --         275,034,506
 Capital shares issued in reinvestment
  of dividends [ 22,262 and 587,592
  shares, respectively ]. . . . . . . .          308,067           7,340,742
 Capital shares repurchased [
  (3,524,177) and (4,935,821) shares,
  respectively ]. . . . . . . . . . . .      (44,602,546)        (63,185,979)
                                          --------------      --------------
 Total Class IB transactions. . . . . .      141,791,424         370,521,588
                                          --------------      --------------
 NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE
 TRANSACTIONS . . . . . . . . . . . . .      (14,901,950)      1,492,760,573
                                          --------------      --------------
 TOTAL INCREASE IN NET ASSETS . . . . .      288,236,055       1,101,531,148
 NET ASSETS:
 Beginning of period. . . . . . . . . .    3,573,144,786       2,471,613,638
                                          --------------      --------------
 End of period (a). . . . . . . . . . .   $3,861,380,841      $3,573,144,786
                                          ==============      ==============
 -----------
 (a)  Includes accumulated undistributed
  net investment income of. . . . . . .   $   26,456,523      $    1,194,406
                                          --------------      --------------

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/BERNSTEIN DIVERSIFIED VALUE PORTFOLIO


STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003 (UNAUDITED)
 ASSETS
 Investments at value (Cost $1,165,085,411) . . . .    $1,181,941,183
 Cash . . . . . . . . . . . . . . . . . . . . . . .         1,239,683
 Dividends, interest and other receivables. . . . .         2,076,778
 Other assets . . . . . . . . . . . . . . . . . . .             4,342
                                                       --------------
  Total assets. . . . . . . . . . . . . . . . . . .     1,185,261,986
                                                       --------------
 LIABILITIES
 Collateral held for loaned securities. . . . . . .        66,959,823
 Investment management fees payable . . . . . . . .           569,287
 Payable for securities purchased . . . . . . . . .           345,821
 Distribution fees payable -- Class IB. . . . . . .           231,455
 Administrative fees payable. . . . . . . . . . . .            31,638
 Trustees' fees payable . . . . . . . . . . . . . .            23,029
 Accrued expenses . . . . . . . . . . . . . . . . .           148,365
                                                       --------------
  Total liabilities . . . . . . . . . . . . . . . .        68,309,418
                                                       --------------
 NET ASSETS . . . . . . . . . . . . . . . . . . . .    $1,116,952,568
                                                       ==============
 Net assets were comprised of:
 Paid in capital. . . . . . . . . . . . . . . . . .    $1,125,872,990
 Accumulated undistributed net investment income. .         7,872,452
 Accumulated undistributed net realized loss. . . .       (33,648,646)
 Unrealized appreciation on investments . . . . . .        16,855,772
                                                       --------------
  Net assets. . . . . . . . . . . . . . . . . . . .    $1,116,952,568
                                                       ==============
 CLASS IA
 Net asset value, offering and redemption price per
  share, $25,296,978 / 2,274,179 shares outstanding
  (unlimited amount authorized: $0.01 par value). .    $        11.12
                                                       ==============
 CLASS IB
 Net asset value, offering and redemption price per
  share, $1,091,655,590 / 98,265,851 shares
  outstanding (unlimited amount authorized: $0.01
  par value). . . . . . . . . . . . . . . . . . . .    $        11.11
                                                       ==============
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)
 INVESTMENT INCOME
 Dividends (net of $7,466 foreign withholding tax).    $   12,012,487
 Interest . . . . . . . . . . . . . . . . . . . . .           180,085
 Securities lending (net) . . . . . . . . . . . . .            34,512
                                                       --------------
  Total income. . . . . . . . . . . . . . . . . . .        12,227,084
                                                       --------------
 EXPENSES
 Investment management fees . . . . . . . . . . . .         2,985,283
 Distribution fees -- Class IB. . . . . . . . . . .         1,122,552
 Administrative fees. . . . . . . . . . . . . . . .           134,807
 Printing and mailing expenses. . . . . . . . . . .           108,755
 Professional fees. . . . . . . . . . . . . . . . .            26,948
 Custodian fees . . . . . . . . . . . . . . . . . .            12,671
 Trustees' fees . . . . . . . . . . . . . . . . . .             7,329
 Miscellaneous. . . . . . . . . . . . . . . . . . .             8,670
                                                       --------------
  Gross expenses. . . . . . . . . . . . . . . . . .         4,407,015
 Less:  Waiver of investment management fees. . . .           (70,859)
                                                       --------------
  Net expenses. . . . . . . . . . . . . . . . . . .         4,336,156
                                                       --------------
 NET INVESTMENT INCOME  . . . . . . . . . . . . . .         7,890,928
                                                       --------------
 REALIZED AND UNREALIZED GAIN (LOSS)
 Realized loss on securities. . . . . . . . . . . .       (11,473,280)
 Net change in unrealized appreciation on
  securities. . . . . . . . . . . . . . . . . . . .       106,810,489
                                                       --------------
 NET REALIZED AND UNREALIZED GAIN . . . . . . . . .        95,337,209
                                                       --------------
 NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS . . . . . . . . . . . . . . . . . . . .    $  103,228,137
                                                       ==============





STATEMENT OF CHANGES IN NET ASSETS
                                          SIX MONTHS ENDED
                                           JUNE 30, 2003        YEAR ENDED
                                            (UNAUDITED)      DECEMBER 31, 2002
                                          ----------------  -------------------
 INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS:
 Net investment income. . . . . . . . .   $    7,890,928      $  11,051,434
 Net realized loss on investments . . .      (11,473,280)       (19,741,371)
 Net change in unrealized appreciation
  (depreciation) on investments . . . .      106,810,489       (101,234,010)
                                          --------------      -------------
 NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS  . . . . . .      103,228,137       (109,923,947)
                                          --------------      -------------
 DIVIDENDS:
 Dividends from net investment income
 Class IA . . . . . . . . . . . . . . .           (1,335)          (338,024)
 Class IB . . . . . . . . . . . . . . .          (57,668)       (10,672,820)
                                          --------------      -------------
                                                 (59,003)       (11,010,844)
                                          --------------      -------------
 CAPITAL SHARES TRANSACTIONS:
 CLASS IA
 Capital shares sold [ 548,726 and
  1,339,411 shares, respectively ]. . .        5,654,409         15,155,533
 Capital shares issued in reinvestment
  of dividends and distributions [ 116
  and 33,612 shares, respectively ] . .            1,335            338,024
 Capital shares repurchased [ (390,072)
  and (787,097) shares, respectively ].       (3,959,424)        (8,516,192)
                                          --------------      -------------
 Total Class IA transactions. . . . . .        1,696,320          6,977,365
                                          --------------      -------------
 CLASS IB
 Capital shares sold [ 22,197,531 and
  33,687,566 shares, respectively ] . .      227,654,328        367,967,374
 Capital shares issued in reinvestment
  of dividends and distributions [ 5,028
  and 1,061,251 shares,
  respectively ]. . . . . . . . . . . .           57,668         10,672,820
 Capital shares repurchased [
  (3,737,664) and (6,662,059) shares,
  respectively ]. . . . . . . . . . . .      (37,050,930)       (69,997,399)
                                          --------------      -------------
 Total Class IB transactions. . . . . .      190,661,066        308,642,795
                                          --------------      -------------
 NET INCREASE IN NET ASSETS RESULTING
 FROM CAPITAL SHARE TRANSACTIONS  . . .      192,357,386        315,620,160
                                          --------------      -------------
 TOTAL INCREASE IN NET ASSETS . . . . .      295,526,520        194,685,369
 NET ASSETS:
 Beginning of period. . . . . . . . . .      821,426,048        626,740,679
                                          --------------      -------------
 End of period (a). . . . . . . . . . .   $1,116,952,568      $ 821,426,048
                                          ==============      =============
 -----------
 (a)  Includes accumulated undistributed
  net investment income of. . . . . . .   $    7,872,452      $      40,527
                                          --------------      -------------




                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO


STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003 (UNAUDITED)
 ASSETS
 Investments at value (Cost $17,260,576) . . . . . . .    $18,908,878
 Cash. . . . . . . . . . . . . . . . . . . . . . . . .         19,220
 Dividends, interest and other receivables . . . . . .          6,655
 Other assets. . . . . . . . . . . . . . . . . . . . .             61
                                                          -----------
  Total assets . . . . . . . . . . . . . . . . . . . .     18,934,814
                                                          -----------
 LIABILITIES
 Administrative fees payable . . . . . . . . . . . . .          7,296
 Investment management fees payable. . . . . . . . . .          3,969
 Distribution fees payable -- Class IB . . . . . . . .          3,739
 Trustees' fees payable. . . . . . . . . . . . . . . .            181
 Accrued expenses. . . . . . . . . . . . . . . . . . .         17,190
                                                          -----------
  Total liabilities. . . . . . . . . . . . . . . . . .         32,375
                                                          -----------
 NET ASSETS  . . . . . . . . . . . . . . . . . . . . .    $18,902,439
                                                          ===========
 Net assets were comprised of:
 Paid in capital . . . . . . . . . . . . . . . . . . .    $20,778,708
 Accumulated overdistributed net investment income . .        (30,111)
 Accumulated undistributed net realized loss . . . . .     (3,494,460)
 Unrealized appreciation on investments. . . . . . . .      1,648,302
                                                          -----------
  Net assets . . . . . . . . . . . . . . . . . . . . .    $18,902,439
                                                          ===========
 CLASS IA
 Net asset value, offering and redemption price per
  share, $55,771 / 8,642 shares outstanding (unlimited
  amount authorized: $0.01 par value). . . . . . . . .    $      6.45
                                                          ===========
 CLASS IB
 Net asset value, offering and redemption price per
  share, $18,846,668 / 2,925,705 shares outstanding
  (unlimited amount authorized: $0.01 par value) . . .    $      6.44
                                                          ===========
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)
 INVESTMENT INCOME
 Dividends . . . . . . . . . . . . . . . . . . . . . .    $    37,285
 Interest. . . . . . . . . . . . . . . . . . . . . . .          2,920
                                                          -----------
  Total income . . . . . . . . . . . . . . . . . . . .         40,205
                                                          -----------
 EXPENSES
 Investment management fees. . . . . . . . . . . . . .         45,990
 Professional fees . . . . . . . . . . . . . . . . . .         18,309
 Distribution fees -- Class IB . . . . . . . . . . . .         17,624
 Administrative fees . . . . . . . . . . . . . . . . .         16,754
 Custodian fees. . . . . . . . . . . . . . . . . . . .          8,896
 Printing and mailing expenses . . . . . . . . . . . .          1,666
 Trustees' fees. . . . . . . . . . . . . . . . . . . .            129
 Miscellaneous . . . . . . . . . . . . . . . . . . . .            644
                                                          -----------
  Gross expenses . . . . . . . . . . . . . . . . . . .        110,012
 Less:  Waiver of investment management fees . . . . .        (35,845)
    Fees paid indirectly . . . . . . . . . . . . . . .         (3,898)
                                                          -----------
  Net expenses . . . . . . . . . . . . . . . . . . . .         70,269
                                                          -----------
 NET INVESTMENT LOSS . . . . . . . . . . . . . . . . .        (30,064)
                                                          -----------
 REALIZED AND UNREALIZED GAIN (LOSS)
 Realized loss securities. . . . . . . . . . . . . . .       (592,432)
 Net change in unrealized appreciation on securities .      2,160,255
                                                          -----------
 NET REALIZED AND UNREALIZED GAIN  . . . . . . . . . .      1,567,823
                                                          -----------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS     $ 1,537,759
                                                          ===========





STATEMENT OF CHANGES IN NET ASSETS
                                          SIX MONTHS ENDED
                                           JUNE 30, 2003        YEAR ENDED
                                            (UNAUDITED)      DECEMBER 31, 2002
                                          ----------------  -------------------
 INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS:
 Net investment loss. . . . . . . . . .     $   (30,064)       $   (22,717)
 Net realized loss on investments . . .        (592,432)        (2,458,768)
 Net change in unrealized appreciation
  on investments. . . . . . . . . . . .       2,160,255             89,381
                                            -----------        -----------
 NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS  . . . . . .       1,537,759         (2,392,104)
                                            -----------        -----------
 CAPITAL SHARES TRANSACTIONS:
 CLASS IA*
 Capital shares sold [ 0 and 8,642
  shares, respectively ]. . . . . . . .              --             50,000
                                            -----------        -----------
 CLASS IB
 Capital shares sold [ 1,351,259 and
  1,710,464 shares, respectively ]. . .       8,086,735         11,415,075
 Capital shares repurchased [ (306,636)
  and (567,146) shares, respectively ].      (1,836,412)        (3,856,541)
                                            -----------        -----------
 Total Class IB transactions. . . . . .       6,250,323          7,558,534
                                            -----------        -----------
 NET INCREASE IN NET ASSETS RESULTING
 FROM CAPITAL SHARE TRANSACTIONS  . . .       6,250,323          7,608,534
                                            -----------        -----------
 TOTAL INCREASE IN NET ASSETS . . . . .       7,788,082          5,216,430
 NET ASSETS:
 Beginning of period. . . . . . . . . .      11,114,357          5,897,927
                                            -----------        -----------
 End of period (a). . . . . . . . . . .     $18,902,439        $11,114,357
                                            ===========        ===========
 -----------
 (a)  Includes accumulated
  overdistributed net investment income
  of. . . . . . . . . . . . . . . . . .     $   (30,111)       $       (47)
                                            -----------        -----------
    *  Class IA commenced operations on October 2, 2002.



                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/CAPITAL GUARDIAN INTERNATIONAL PORTFOLIO


STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003 (UNAUDITED)
 ASSETS
 Investments at value (Cost $235,074,374) . . . . . .    $221,898,125
 Unrealized appreciation of forward foreign currency
  contracts . . . . . . . . . . . . . . . . . . . . .         529,718
 Dividends, interest and other receivables. . . . . .         380,867
 Receivable for securities sold . . . . . . . . . . .         276,563
 Other assets . . . . . . . . . . . . . . . . . . . .             677
                                                         ------------
  Total assets. . . . . . . . . . . . . . . . . . . .     223,085,950
                                                         ------------
 LIABILITIES
 Overdraft payable (Foreign cash $26,185) . . . . . .         222,592
 Collateral held for loaned securities. . . . . . . .      26,372,810
 Payable for securities purchased . . . . . . . . . .         941,553
 Investment management fees payable . . . . . . . . .         117,116
 Distribution fees payable -- Class IB. . . . . . . .          37,764
 Unrealized depreciation of forward foreign currency
  contracts . . . . . . . . . . . . . . . . . . . . .          20,217
 Administrative fees payable. . . . . . . . . . . . .           5,358
 Trustees' fees payable . . . . . . . . . . . . . . .           1,896
 Accrued expenses . . . . . . . . . . . . . . . . . .          64,001
                                                         ------------
  Total liabilities . . . . . . . . . . . . . . . . .      27,783,307
                                                         ------------
 NET ASSETS . . . . . . . . . . . . . . . . . . . . .    $195,302,643
                                                         ============
 Net assets were comprised of:
 Paid in capital. . . . . . . . . . . . . . . . . . .    $235,707,229
 Accumulated undistributed net investment income. . .         929,554
 Accumulated undistributed net realized loss. . . . .     (28,673,178)
 Unrealized depreciation on investments . . . . . . .     (12,660,962)
                                                         ------------
  Net assets. . . . . . . . . . . . . . . . . . . . .    $195,302,643
                                                         ============
 CLASS IA
 Net asset value, offering and redemption price per
  share, $208,167 / 26,556 shares outstanding
  (unlimited amount authorized: $0.01 par value). . .    $       7.84
                                                         ============
 CLASS IB
 Net asset value, offering and redemption price per
  share, $195,094,476 / 24,905,746 shares outstanding
  (unlimited amount authorized: $0.01 par value). . .    $       7.83
                                                         ============
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)
 INVESTMENT INCOME
 Dividends (net of $276,848 foreign withholding tax).    $  2,213,931
 Interest . . . . . . . . . . . . . . . . . . . . . .          61,776
 Securities lending (net) . . . . . . . . . . . . . .          27,956
                                                         ------------
  Total income. . . . . . . . . . . . . . . . . . . .       2,303,663
                                                         ------------
 EXPENSES
 Investment management fees . . . . . . . . . . . . .         649,340
 Distribution fees -- Class IB. . . . . . . . . . . .         190,831
 Custodian fees . . . . . . . . . . . . . . . . . . .          98,088
 Administrative fees. . . . . . . . . . . . . . . . .          35,524
 Professional fees. . . . . . . . . . . . . . . . . .          19,975
 Printing and mailing expenses. . . . . . . . . . . .          17,807
 Trustees' fees . . . . . . . . . . . . . . . . . . .           1,400
 Miscellaneous. . . . . . . . . . . . . . . . . . . .           1,754
                                                         ------------
  Gross expenses. . . . . . . . . . . . . . . . . . .       1,014,719
 Less:  Waiver of investment management fees. . . . .         (99,272)
    Fees paid indirectly. . . . . . . . . . . . . . .          (8,388)
                                                         ------------
  Net expenses. . . . . . . . . . . . . . . . . . . .         907,059
                                                         ------------
 NET INVESTMENT INCOME  . . . . . . . . . . . . . . .       1,396,604
                                                         ------------
 REALIZED AND UNREALIZED GAIN (LOSS)
 Realized gain (loss) on:
 Securities . . . . . . . . . . . . . . . . . . . . .      (4,898,344)
 Foreign currency transactions. . . . . . . . . . . .         493,595
                                                         ------------
  Net realized loss . . . . . . . . . . . . . . . . .      (4,404,749)
                                                         ------------
 Change in unrealized appreciation on:
 Securities . . . . . . . . . . . . . . . . . . . . .      16,167,742
 Foreign currency translations. . . . . . . . . . . .         261,516
                                                         ------------
  Net change in unrealized appreciation . . . . . . .      16,429,258
                                                         ------------
 NET REALIZED AND UNREALIZED GAIN . . . . . . . . . .      12,024,509
                                                         ------------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS    $ 13,421,113
                                                         ============





STATEMENT OF CHANGES IN NET ASSETS
                                          SIX MONTHS ENDED
                                           JUNE 30, 2003        YEAR ENDED
                                            (UNAUDITED)      DECEMBER 31, 2002
                                          ----------------  -------------------
 INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS:
 Net investment income. . . . . . . . .    $  1,396,604        $    571,872
 Net realized loss on investments and
  foreign currency transactions . . . .      (4,404,749)        (12,121,006)
 Net change in unrealized appreciation
  (depreciation) on investments and
  foreign currency translations . . . .      16,429,258          (4,734,725)
                                           ------------        ------------
 NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS  . . . . . .      13,421,113         (16,283,859)
                                           ------------        ------------
 DIVIDENDS:
 Dividends from net investment income
 Class IA . . . . . . . . . . . . . . .            (300)             (1,400)
 Class IB . . . . . . . . . . . . . . .        (284,401)         (1,619,946)
                                           ------------        ------------
                                               (284,701)         (1,621,346)
                                           ------------        ------------
 CAPITAL SHARES TRANSACTIONS:
 CLASS IA*
 Capital shares sold [ 15,169 and 11,236
  shares, respectively ]. . . . . . . .         112,034             100,000
 Capital shares issued in reinvestment
  of dividends and distributions [ 37
  and 185 shares, respectively ]. . . .             300               1,400
 Capital shares repurchased [ (71) and
  (0) shares, respectively ]. . . . . .            (534)                 --
                                           ------------        ------------
 Total Class IA transactions. . . . . .         111,800             101,400
                                           ------------        ------------
 CLASS IB
 Capital shares sold [ 16,810,210 and
  16,257,374 shares, respectively ] . .     121,691,293         128,570,127
 Capital shares issued in reinvestment
  of dividends and distributions [
  35,407 and 214,131 shares,
  respectively ]. . . . . . . . . . . .         284,401           1,619,946
 Capital shares repurchased [
  (9,011,101) and (10,991,805) shares,
  respectively ]. . . . . . . . . . . .     (65,526,371)        (88,464,023)
                                           ------------        ------------
 Total Class IB transactions. . . . . .      56,449,323          41,726,050
                                           ------------        ------------
 NET INCREASE IN NET ASSETS RESULTING
 FROM CAPITAL SHARE TRANSACTIONS  . . .      56,561,123          41,827,450
                                           ------------        ------------
 TOTAL INCREASE IN NET ASSETS . . . . .      69,697,535          23,922,245
 NET ASSETS:
 Beginning of period. . . . . . . . . .     125,605,108         101,682,863
                                           ------------        ------------
 End of period (a). . . . . . . . . . .    $195,302,643        $125,605,108
                                           ============        ============
 -----------
 (a)  Includes accumulated undistributed
  (overdistributed) net investment
  income of . . . . . . . . . . . . . .    $    929,554        $   (182,349)
                                           ------------        ------------
    *  Class IA commenced operations on March 25, 2002.



                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO


STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003 (UNAUDITED)
 ASSETS
 Investments at value (Cost $726,957,437) . . . . .    $ 774,696,106
 Dividends, interest and other receivables. . . . .          681,977
 Receivable for securities sold . . . . . . . . . .          498,800
 Other assets . . . . . . . . . . . . . . . . . . .            7,123
                                                       -------------
  Total assets. . . . . . . . . . . . . . . . . . .      775,884,006
                                                       -------------
 LIABILITIES
 Overdraft payable. . . . . . . . . . . . . . . . .          205,433
 Collateral held for loaned securities. . . . . . .       71,042,292
 Payable for securities purchased . . . . . . . . .        2,381,656
 Investment management fees payable . . . . . . . .          351,738
 Distribution fees payable -- Class IB. . . . . . .          140,537
 Trustees' fees payable . . . . . . . . . . . . . .           23,525
 Administrative fees payable. . . . . . . . . . . .            6,346
 Accrued expenses . . . . . . . . . . . . . . . . .          142,365
                                                       -------------
  Total liabilities . . . . . . . . . . . . . . . .       74,293,892
                                                       -------------
 NET ASSETS . . . . . . . . . . . . . . . . . . . .    $ 701,590,114
                                                       =============
 Net assets were comprised of:
 Paid in capital. . . . . . . . . . . . . . . . . .    $ 994,859,378
 Accumulated undistributed net investment income. .        1,268,404
 Accumulated undistributed net realized loss. . . .     (342,279,594)
 Unrealized appreciation on investments . . . . . .       47,741,926
                                                       -------------
  Net assets. . . . . . . . . . . . . . . . . . . .    $ 701,590,114
                                                       =============
 CLASS IA
 Net asset value, offering and redemption price per
  share, $144,026 / 15,202 shares outstanding
  (unlimited amount authorized: $0.01 par value). .    $        9.47
                                                       =============
 CLASS IB
 Net asset value, offering and redemption price per
  share, $701,446,088 / 74,043,674 shares
  outstanding (unlimited amount authorized: $0.01
  par value). . . . . . . . . . . . . . . . . . . .    $        9.47
                                                       =============
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)
 INVESTMENT INCOME
 Dividends (net of $24,548 foreign withholding tax)    $   4,033,885
 Interest . . . . . . . . . . . . . . . . . . . . .           71,722
 Securities lending (net) . . . . . . . . . . . . .           30,731
                                                       -------------
  Total income. . . . . . . . . . . . . . . . . . .        4,136,338
                                                       -------------
 EXPENSES
 Investment management fees . . . . . . . . . . . .        1,964,376
 Distribution fees -- Class IB. . . . . . . . . . .          755,388
 Administrative fees. . . . . . . . . . . . . . . .           93,214
 Printing and mailing expenses. . . . . . . . . . .           72,114
 Custodian fees . . . . . . . . . . . . . . . . . .           31,598
 Professional fees. . . . . . . . . . . . . . . . .           24,021
 Trustees' fees . . . . . . . . . . . . . . . . . .            4,994
 Miscellaneous. . . . . . . . . . . . . . . . . . .            8,359
                                                       -------------
  Gross expenses. . . . . . . . . . . . . . . . . .        2,954,064
 Less:  Waiver of investment management fees. . . .          (85,098)
    Fees paid indirectly. . . . . . . . . . . . . .          (21,330)
                                                       -------------
  Net expenses. . . . . . . . . . . . . . . . . . .        2,847,636
                                                       -------------
 NET INVESTMENT INCOME  . . . . . . . . . . . . . .        1,288,702
                                                       -------------
 REALIZED AND UNREALIZED GAIN (LOSS)
 Realized loss on securities. . . . . . . . . . . .       (7,060,849)
                                                       -------------
 Change in unrealized appreciation on:
 Securities . . . . . . . . . . . . . . . . . . . .       96,305,411
 Foreign currency translations. . . . . . . . . . .            1,727
                                                       -------------
  Net change in unrealized appreciation . . . . . .       96,307,138
                                                       -------------
 NET REALIZED AND UNREALIZED GAIN . . . . . . . . .       89,246,289
                                                       -------------
 NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS . . . . . . . . . . . . . . . . . . . .    $  90,534,991
                                                       =============





STATEMENT OF CHANGES IN NET ASSETS
                                          SIX MONTHS ENDED
                                           JUNE 30, 2003        YEAR ENDED
                                            (UNAUDITED)      DECEMBER 31, 2002
                                          ----------------  -------------------
 INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS:
 Net investment income. . . . . . . . .    $  1,288,702        $  1,662,922
 Net realized loss on investments . . .      (7,060,849)        (37,124,621)
 Net change in unrealized appreciation
  (depreciation) on investments and
  foreign currency transactions . . . .      96,307,138         (22,844,996)
                                           ------------        ------------
 NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS  . . . . . .      90,534,991         (58,306,695)
                                           ------------        ------------
 DIVIDENDS:
 Dividends from net investment income
 Class IA . . . . . . . . . . . . . . .            (108)               (246)
 Class IB . . . . . . . . . . . . . . .        (521,741)         (1,201,248)
                                           ------------        ------------
                                               (521,849)         (1,201,494)
                                           ------------        ------------
 CAPITAL SHARES TRANSACTIONS:
 CLASS IA*
 Capital shares sold [ 5,512 and 10,186
  shares, respectively ]. . . . . . . .          43,958             113,404
 Capital shares issued in reinvestment
  of dividends and distributions [ 11
  and 30 shares, respectively ] . . . .             108                 246
 Capital shares repurchased [ (232) and
  (305) shares, respectively ]. . . . .          (2,032)             (2,527)
                                           ------------        ------------
 Total Class IA transactions. . . . . .          42,034             111,123
                                           ------------        ------------
 CLASS IB
 Capital shares sold [ 9,479,762 and
  9,289,686 shares, respectively ]. . .      82,074,151          82,126,339
 Capital shares issued in connection
  with the substitution [ 0 and
  51,673,070 shares, respectively ] . .              --         451,945,019
 Capital shares issued in reinvestment
  of dividends and distributions [
  53,368 and 146,146 shares,
  respectively ]. . . . . . . . . . . .         521,741           1,201,248
 Capital shares repurchased [
  (4,054,144) and (2,784,432) shares,
  respectively ]. . . . . . . . . . . .     (34,538,582)        (24,341,457)
                                           ------------        ------------
 Total Class IB transactions. . . . . .      48,057,310         510,931,149
                                           ------------        ------------
 NET INCREASE IN NET ASSETS RESULTING
 FROM CAPITAL SHARE TRANSACTIONS  . . .      48,099,344         511,042,272
                                           ------------        ------------
 TOTAL INCREASE IN NET ASSETS . . . . .     138,112,486         451,534,083
 NET ASSETS:
 Beginning of period. . . . . . . . . .     563,477,628         111,943,545
                                           ------------        ------------
 End of period (a). . . . . . . . . . .    $701,590,114        $563,477,628
                                           ============        ============
 -----------
 (a)  Includes accumulated undistributed
  net investment income of. . . . . . .    $  1,268,404        $    501,551
                                           ------------        ------------
    *  Class IA commenced operations on March 25, 2002.



                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/CAPITAL GUARDIAN U.S. EQUITY PORTFOLIO


STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003 (UNAUDITED)
 ASSETS
 Investments at value (Cost $491,427,568) . . . . . .    $507,707,606
 Cash . . . . . . . . . . . . . . . . . . . . . . . .       1,437,117
 Dividends, interest and other receivables. . . . . .         455,740
 Receivable for securities sold . . . . . . . . . . .         431,600
 Other assets . . . . . . . . . . . . . . . . . . . .           1,492
                                                         ------------
  Total assets. . . . . . . . . . . . . . . . . . . .     510,033,555
                                                         ------------
 LIABILITIES
 Collateral held for loaned securties . . . . . . . .      36,182,427
 Payable for securities purchased . . . . . . . . . .      17,488,802
 Investment management fees payable . . . . . . . . .         236,187
 Distribution fees payable -- Class IB. . . . . . . .          90,953
 Administrative fees payable. . . . . . . . . . . . .          16,430
 Trustees' fees payable . . . . . . . . . . . . . . .           3,836
 Accrued expenses . . . . . . . . . . . . . . . . . .          80,149
                                                         ------------
  Total liabilities . . . . . . . . . . . . . . . . .      54,098,784
                                                         ------------
 NET ASSETS . . . . . . . . . . . . . . . . . . . . .    $455,934,771
                                                         ============
 Net assets were comprised of:
 Paid in capital. . . . . . . . . . . . . . . . . . .    $459,669,542
 Accumulated undistributed net investment income. . .         740,923
 Accumulated undistributed net realized loss. . . . .     (20,755,731)
 Unrealized appreciation on investments . . . . . . .      16,280,037
                                                         ------------
  Net assets. . . . . . . . . . . . . . . . . . . . .    $455,934,771
                                                         ============
 CLASS IA
 Net asset value, offering and redemption price per
  share, $483,005 / 53,156 shares outstanding
  (unlimited amount authorized: $0.01 par value). . .    $       9.09
                                                         ============
 CLASS IB
 Net asset value, offering and redemption price per
  share, $455,451,766 / 50,183,652 shares outstanding
  (unlimited amount authorized: $0.01 par value). . .    $       9.08
                                                         ============
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)
 INVESTMENT INCOME
 Dividends (net of $12,952 foreign withholding tax) .    $  2,152,387
 Interest . . . . . . . . . . . . . . . . . . . . . .         163,074
 Securities lending (net) . . . . . . . . . . . . . .          17,741
                                                         ------------
  Total income. . . . . . . . . . . . . . . . . . . .       2,333,202
                                                         ------------
 EXPENSES
 Investment management fees . . . . . . . . . . . . .       1,108,129
 Distribution fees -- Class IB. . . . . . . . . . . .         425,902
 Administrative fees. . . . . . . . . . . . . . . . .          61,018
 Printing and mailing expenses. . . . . . . . . . . .          39,880
 Custodian fees . . . . . . . . . . . . . . . . . . .          25,292
 Professional fees. . . . . . . . . . . . . . . . . .          21,351
 Trustees' fees . . . . . . . . . . . . . . . . . . .           2,748
 Miscellaneous. . . . . . . . . . . . . . . . . . . .           3,808
                                                         ------------
  Gross expenses. . . . . . . . . . . . . . . . . . .       1,688,128
 Less:  Waiver of investment management fees. . . . .         (67,565)
    Fees paid indirectly. . . . . . . . . . . . . . .         (34,383)
                                                         ------------
  Net Expenses. . . . . . . . . . . . . . . . . . . .       1,586,180
                                                         ------------
 NET INVESTMENT INCOME  . . . . . . . . . . . . . . .         747,022
                                                         ------------
 REALIZED AND UNREALIZED GAIN (LOSS)
 Realized loss on securities. . . . . . . . . . . . .      (3,398,550)
 Net change in unrealized appreciation securities . .      60,587,886
                                                         ------------
 NET REALIZED AND UNREALIZED GAIN . . . . . . . . . .      57,189,336
                                                         ------------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS    $ 57,936,358
                                                         ============





STATEMENT OF CHANGES IN NET ASSETS
                                          SIX MONTHS ENDED
                                           JUNE 30, 2003        YEAR ENDED
                                            (UNAUDITED)      DECEMBER 31, 2002
                                          ----------------  -------------------
 INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS:
 Net investment income. . . . . . . . .    $    747,022        $  1,016,445
 Net realized loss on investments . . .      (3,398,550)        (11,927,775)
 Net change in unrealized appreciation
  (depreciation) on investments . . . .      60,587,886         (43,953,787)
                                           ------------        ------------
 NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS  . . . . . .      57,936,358         (54,865,117)
                                           ------------        ------------
 DIVIDENDS:
 Dividends from net investment income
 Class IA . . . . . . . . . . . . . . .             (65)               (541)
 Class IB . . . . . . . . . . . . . . .         (62,833)         (1,018,546)
                                           ------------        ------------
                                                (62,898)         (1,019,087)
                                           ------------        ------------
 CAPITAL SHARES TRANSACTIONS:
 CLASS IA*
 Capital shares sold [ 42,614 and 11,965
  shares, respectively ]. . . . . . . .         354,082             117,311
 Capital shares issued in reinvestment
  of dividends and distributions [ 7 and
  69 shares, respectively ] . . . . . .              65                 541
 Capital shares repurchased [ (1,387)
  and (112) shares, respectively ]. . .         (11,413)               (877)
                                           ------------        ------------
 Total Class IA transactions. . . . . .         342,734             116,975
                                           ------------        ------------
 CLASS IB
 Capital shares sold [ 16,917,305 and
  16,425,298 shares, respectively ] . .     139,321,650         136,005,828
 Capital shares issued in connection
  with the substitution [ 0 and
  2,447,543 shares, respectively ]. . .              --          19,634,554
 Capital shares issued in reinvestment
  of dividends and distributions [ 6,742
  and 130,064 shares,
  respectively ]. . . . . . . . . . . .          62,833           1,018,546
 Capital shares repurchased [
  (1,913,114) and (3,240,267) shares,
  respectively ]. . . . . . . . . . . .     (15,092,575)        (25,829,501)
                                           ------------        ------------
 Total Class IB transactions. . . . . .     124,291,908         130,829,427
                                           ------------        ------------
 NET INCREASE IN NET ASSETS RESULTING
 FROM CAPITAL SHARE TRANSACTIONS  . . .     124,634,642         130,946,402
                                           ------------        ------------
 TOTAL INCREASE IN NET ASSETS . . . . .     182,508,102          75,062,198
 NET ASSETS:
 Beginning of period. . . . . . . . . .     273,426,669         198,364,471
                                           ------------        ------------
 End of period (a). . . . . . . . . . .    $455,934,771        $273,426,669
                                           ============        ============
 -----------
 (a)  Includes accumulated undistributed
  net investment income of. . . . . . .    $    740,923        $     56,799
                                           ------------        ------------
    *  Class IA commenced operations on March 25, 2002.



                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/EMERGING MARKETS EQUITY PORTFOLIO


STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003 (UNAUDITED)
 ASSETS
 Investments at value (Cost $181,934,002) . . . . .    $ 210,693,486
 Cash (Foreign cash $793,430) . . . . . . . . . . .       13,609,440
 Receivable for securities sold . . . . . . . . . .        1,389,255
 Dividends, interest and other receivables. . . . .          492,945
 Other assets . . . . . . . . . . . . . . . . . . .            1,021
                                                       -------------
  Total assets. . . . . . . . . . . . . . . . . . .      226,186,147
                                                       -------------
 LIABILITIES
 Payable for securities purchased . . . . . . . . .        2,162,458
 Investment management fees payable . . . . . . . .          202,960
 Distribution fees payable -- Class IB. . . . . . .           45,228
 Administrative fees payable. . . . . . . . . . . .            4,904
 Trustees' fees payable . . . . . . . . . . . . . .            4,827
 Accrued expenses . . . . . . . . . . . . . . . . .          220,036
                                                       -------------
  Total liabilities . . . . . . . . . . . . . . . .        2,640,413
                                                       -------------
 NET ASSETS . . . . . . . . . . . . . . . . . . . .    $ 223,545,734
                                                       =============
 Net assets were comprised of:
 Paid in capital. . . . . . . . . . . . . . . . . .    $ 318,377,829
 Accumulated undistributed net investment income. .        1,371,727
 Accumulated undistributed net realized loss. . . .     (124,962,643)
 Unrealized appreciation on investments . . . . . .       28,758,821
                                                       -------------
  Net assets. . . . . . . . . . . . . . . . . . . .    $ 223,545,734
                                                       =============
 CLASS IA
 Net asset value, offering and redemption price per
  share, $296,596 / 48,777 shares outstanding
  (unlimited amount authorized: $0.01 par value). .    $        6.08
                                                       =============
 CLASS IB
 Net asset value, offering and redemption price per
  share, $223,249,138 / 36,781,009 shares
  outstanding (unlimited amount authorized: $0.01
  par value). . . . . . . . . . . . . . . . . . . .    $        6.07
                                                       =============
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)
 INVESTMENT INCOME
 Dividends (net of $281,663 foreign withholding tax)   $   3,179,021
 Interest (net of $1 foreign withholding tax) . . .           13,096
 Securities lending (net) . . . . . . . . . . . . .            1,972
                                                       -------------
  Total income. . . . . . . . . . . . . . . . . . .        3,194,089
                                                       -------------
 EXPENSES
 Investment management fees . . . . . . . . . . . .        1,124,401
 Custodian fees . . . . . . . . . . . . . . . . . .          362,066
 Distribution fees -- Class IB. . . . . . . . . . .          244,286
 Administrative fees. . . . . . . . . . . . . . . .           42,145
 Printing and mailing expenses. . . . . . . . . . .           23,572
 Professional fees. . . . . . . . . . . . . . . . .           20,485
 Trustees' fees . . . . . . . . . . . . . . . . . .            1,895
 Miscellaneous. . . . . . . . . . . . . . . . . . .            2,878
                                                       -------------
  Gross expenses. . . . . . . . . . . . . . . . . .        1,821,728
 Less:  Waiver of investment management fees. . . .          (61,308)
    Fees paid indirectly. . . . . . . . . . . . . .          (21,922)
                                                       -------------
  Net Expenses. . . . . . . . . . . . . . . . . . .        1,738,498
                                                       -------------
 NET INVESTMENT INCOME  . . . . . . . . . . . . . .        1,455,591
                                                       -------------
 REALIZED AND UNREALIZED GAIN (LOSS)
 Realized loss on:
 Securities . . . . . . . . . . . . . . . . . . . .       (4,696,259)
 Foreign currency transactions. . . . . . . . . . .         (108,721)
                                                       -------------
  Net realized loss . . . . . . . . . . . . . . . .       (4,804,980)
                                                       -------------
 Change in unrealized appreciation on:
 Securities . . . . . . . . . . . . . . . . . . . .       31,655,924
 Foreign currency translations. . . . . . . . . . .              106
                                                       -------------
  Net change in unrealized appreciation . . . . . .       31,656,030
                                                       -------------
 NET REALIZED AND UNREALIZED GAIN . . . . . . . . .       26,851,050
                                                       -------------
 NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS . . . . . . . . . . . . . . . . . . . .    $  28,306,641
                                                       =============





STATEMENT OF CHANGES IN NET ASSETS
                                          SIX MONTHS ENDED
                                           JUNE 30, 2003        YEAR ENDED
                                            (UNAUDITED)      DECEMBER 31, 2002
                                          ----------------  -------------------
 INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS:
 Net investment income (loss) . . . . .    $  1,455,591       $    (224,300)
 Net realized loss on investments and
  foreign currency transactions . . . .      (4,804,980)         (7,307,585)
 Net change in unrealized appreciation
  (depreciation) on investments and
  foreign currency translations . . . .      31,656,030          (7,233,544)
                                           ------------       -------------
 NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS  . . . . . .      28,306,641         (14,765,429)
                                           ------------       -------------
 CAPITAL SHARES TRANSACTIONS:
 CLASS IA*
 Capital shares sold [ 40,205 and 11,696
  shares, respectively ]. . . . . . . .         218,306              58,997
 Capital shares repurchased [ (3,084)
  and (40) shares, respectively ] . . .         (16,385)               (222)
                                           ------------       -------------
 Total Class IA transactions. . . . . .         201,921              58,775
                                           ------------       -------------
 CLASS IB
 Capital shares sold [ 16,756,047 and
  44,373,826 shares, respectively ] . .      90,075,701         252,357,798
 Capital shares repurchased [
  (16,521,832) and (40,577,746) shares,
  respectively ]. . . . . . . . . . . .     (88,215,038)       (228,342,544)
                                           ------------       -------------
 Total Class IB transactions. . . . . .       1,860,663          24,015,254
                                           ------------       -------------
 NET INCREASE IN NET ASSETS RESULTING
 FROM CAPITAL SHARE TRANSACTIONS  . . .       2,062,584          24,074,029
                                           ------------       -------------
 TOTAL INCREASE IN NET ASSETS . . . . .      30,369,225           9,308,600
 NET ASSETS:
 Beginning of period. . . . . . . . . .     193,176,509         183,867,909
                                           ------------       -------------
 End of period (a). . . . . . . . . . .    $223,545,734       $ 193,176,509
                                           ============       =============
 -----------
 (a)  Includes accumulated undistributed
  (overdistributed) net investment
  income of . . . . . . . . . . . . . .    $  1,371,727       $     (83,864)
                                           ------------       -------------
    *  Class IA commenced operations on October 2, 2002.



                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/EQUITY 500 INDEX PORTFOLIO


STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003 (UNAUDITED)
 ASSETS
 Investments at value (Cost $2,805,737,780) . . . .    $2,584,741,919
 Dividends, interest and other receivables. . . . .         3,020,622
 Other assets . . . . . . . . . . . . . . . . . . .            11,500
                                                       --------------
  Total assets. . . . . . . . . . . . . . . . . . .     2,587,774,041
                                                       --------------
 LIABILITIES
 Overdraft payable. . . . . . . . . . . . . . . . .           263,260
 Collateral held for loaned securities. . . . . . .        50,576,365
 Investment management fees payable . . . . . . . .           523,470
 Distribution fees payable -- Class IB. . . . . . .           239,812
 Administrative fees payable. . . . . . . . . . . .            58,158
 Trustees' fees payable . . . . . . . . . . . . . .            41,902
 Accrued expenses . . . . . . . . . . . . . . . . .           293,870
                                                       --------------
  Total liabilities . . . . . . . . . . . . . . . .        51,996,837
                                                       --------------
 NET ASSETS . . . . . . . . . . . . . . . . . . . .    $2,535,777,204
                                                       ==============
 Net assets were comprised of:
 Paid in capital. . . . . . . . . . . . . . . . . .    $2,794,256,334
 Accumulated undistributed net investment income. .        15,155,621
 Accumulated undistributed net realized loss. . . .       (50,819,177)
 Unrealized depreciation on investments . . . . . .      (222,815,574)
                                                       --------------
  Net assets. . . . . . . . . . . . . . . . . . . .    $2,535,777,204
                                                       ==============
 CLASS IA
 Net asset value, offering and redemption price per
  share, $1,374,196,056 / 72,924,560 shares
  outstanding (unlimited amount authorized: $0.01
  par value). . . . . . . . . . . . . . . . . . . .    $        18.84
                                                       ==============
 CLASS IB
 Net asset value, offering and redemption price per
  share, $1,161,581,148 / 62,013,966 shares
  outstanding (unlimited amount authorized: $0.01
  par value). . . . . . . . . . . . . . . . . . . .    $        18.73
                                                       ==============
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)
 INVESTMENT INCOME
 Dividends. . . . . . . . . . . . . . . . . . . . .    $   19,481,919
 Interest . . . . . . . . . . . . . . . . . . . . .           338,215
 Securities lending (net) . . . . . . . . . . . . .            73,424
                                                       --------------
  Total income. . . . . . . . . . . . . . . . . . .        19,893,558
                                                       --------------
 EXPENSES
 Investment management fees . . . . . . . . . . . .         2,776,223
 Distribution fees -- Class IB. . . . . . . . . . .         1,202,078
 Administrative fees. . . . . . . . . . . . . . . .           328,171
 Printing and mailing expenses. . . . . . . . . . .           266,459
 Professional fees. . . . . . . . . . . . . . . . .            40,123
 Trustees' fees . . . . . . . . . . . . . . . . . .            26,606
 Custodian fees . . . . . . . . . . . . . . . . . .            23,176
 Miscellaneous. . . . . . . . . . . . . . . . . . .            25,871
                                                       --------------
  Total expenses. . . . . . . . . . . . . . . . . .         4,688,707
                                                       --------------
 NET INVESTMENT INCOME  . . . . . . . . . . . . . .        15,204,851
                                                       --------------
 REALIZED AND UNREALIZED GAIN (LOSS)
 Realized gain (loss) on:
 Securities . . . . . . . . . . . . . . . . . . . .        (3,390,907)
 Futures. . . . . . . . . . . . . . . . . . . . . .         5,601,324
                                                       --------------
  Net realized gain . . . . . . . . . . . . . . . .         2,210,417
                                                       --------------
 Change in unrealized appreciation (depreciation)
  on:
 Securities . . . . . . . . . . . . . . . . . . . .       238,009,086
 Futures. . . . . . . . . . . . . . . . . . . . . .        (1,007,413)
                                                       --------------
  Net change in unrealized appreciation . . . . . .       237,001,673
                                                       --------------
 NET REALIZED AND UNREALIZED GAIN . . . . . . . . .       239,212,090
                                                       --------------
 NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS . . . . . . . . . . . . . . . . . . . .    $  254,416,941
                                                       ==============


STATEMENT OF CHANGES IN NET ASSETS
                                          SIX MONTHS ENDED
                                           JUNE 30, 2003        YEAR ENDED
                                            (UNAUDITED)      DECEMBER 31, 2002
                                          ----------------  -------------------
 INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS:
 Net investment income. . . . . . . . .   $   15,204,851      $   28,430,983
 Net realized gain (loss) on investments       2,210,417         (48,660,917)
 Net change in unrealized appreciation
  (depreciation) on investments . . . .      237,001,673        (588,598,717)
                                          --------------      --------------
 NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS  . . . . . .      254,416,941        (608,828,651)
                                          --------------      --------------
 DIVIDENDS AND DISTRIBUTIONS:
 Dividends from net investment income
 Class IA . . . . . . . . . . . . . . .       (2,142,442)        (16,614,121)
 Class IB . . . . . . . . . . . . . . .       (1,797,381)         (8,978,161)
                                          --------------      --------------
                                              (3,939,823)        (25,592,282)
                                          --------------      --------------
 Distributions from net realized capital
  gains
 Class IA . . . . . . . . . . . . . . .               --          (1,336,385)
 Class IB . . . . . . . . . . . . . . .               --            (754,278)
                                          --------------      --------------
                                                      --          (2,090,663)
                                          --------------      --------------
 TOTAL DIVIDENDS AND DISTRIBUTIONS  . .       (3,939,823)        (27,682,945)
                                          --------------      --------------
 CAPITAL SHARES TRANSACTIONS:
 CLASS IA
 Capital shares sold [ 3,234,373 and
  11,064,986 shares, respectively ] . .       56,478,997         223,027,277
 Capital shares issued in reinvestment
  of dividends and distributions [
  111,013 and 1,040,502 shares,
  respectively ]. . . . . . . . . . . .        2,142,442          17,950,506
 Capital shares repurchased [
  (4,683,948) and (18,364,649) shares,
  respectively ]. . . . . . . . . . . .      (79,974,204)       (354,125,018)
                                          --------------      --------------
 Total Class IA transactions. . . . . .      (21,352,765)       (113,147,235)
                                          --------------      --------------
 CLASS IB
 Capital shares sold [ 14,308,637 and
  15,173,019 shares, respectively ] . .      248,041,852         279,739,887
 Capital shares issued in reinvestment
  of dividends and distributions [
  93,684 and 566,518 shares,
  respectively ]. . . . . . . . . . . .        1,797,381           9,732,439
 Capital shares repurchased [
  (3,470,417) and (6,829,613) shares,
  respectively ]. . . . . . . . . . . .      (59,893,904)       (124,194,385)
                                          --------------      --------------
 Total Class IB transactions. . . . . .      189,945,329         165,277,941
                                          --------------      --------------
 NET INCREASE IN NET ASSETS RESULTING
 FROM CAPITAL SHARE TRANSACTIONS  . . .      168,592,564          52,130,706
                                          --------------      --------------
 TOTAL INCREASE (DECREASE) IN NET ASSETS     419,069,682        (584,380,890)
 NET ASSETS:
 Beginning of period. . . . . . . . . .    2,116,707,522       2,701,088,412
                                          --------------      --------------
 End of period (a). . . . . . . . . . .   $2,535,777,204      $2,116,707,522
                                          ==============      ==============
 -----------
 (a)  Includes accumulated undistributed
  net investment income of. . . . . . .   $   15,155,621      $    3,890,593
                                          --------------      --------------




                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/EVERGREEN OMEGA PORTFOLIO


STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003 (UNAUDITED)
 ASSETS
 Investments at value (Cost $50,156,056) . . . . . . .    $55,573,854
 Receivable for securities sold. . . . . . . . . . . .        412,460
 Dividends, interest and other receivables . . . . . .          9,216
 Other assets. . . . . . . . . . . . . . . . . . . . .            137
                                                          -----------
  Total assets . . . . . . . . . . . . . . . . . . . .     55,995,667
                                                          -----------
 LIABILITIES
 Overdraft payable . . . . . . . . . . . . . . . . . .      1,532,863
 Collateral held for loaned securities . . . . . . . .      7,183,866
 Payable for securities purchased. . . . . . . . . . .        919,027
 Investment management fees payable. . . . . . . . . .         22,071
 Distribution fees payable -- Class IB . . . . . . . .          8,836
 Administrative fees payable . . . . . . . . . . . . .          7,201
 Trustees' fees payable. . . . . . . . . . . . . . . .            317
 Accrued expenses. . . . . . . . . . . . . . . . . . .         14,831
                                                          -----------
  Total liabilities. . . . . . . . . . . . . . . . . .      9,689,012
                                                          -----------
 NET ASSETS  . . . . . . . . . . . . . . . . . . . . .    $46,306,655
                                                          ===========
 Net assets were comprised of:
 Paid in capital . . . . . . . . . . . . . . . . . . .    $47,773,994
 Accumulated undistributed net investment loss . . . .        (54,666)
 Accumulated undistributed net realized loss . . . . .     (6,830,471)
 Unrealized appreciation on investments. . . . . . . .      5,417,798
                                                          -----------
  Net assets . . . . . . . . . . . . . . . . . . . . .    $46,306,655
                                                          ===========
 CLASS IA
 Net asset value, offering and redemption price per
  share, $59,989 / 8,506 shares outstanding (unlimited
  amount authorized: $0.01 par value). . . . . . . . .    $      7.05
                                                          ===========
 CLASS IB
 Net asset value, offering and redemption price per
  share, $46,246,666 / 6,569,823 shares outstanding
  (unlimited amount authorized: $0.01 par value) . . .    $      7.04
                                                          ===========
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)
 INVESTMENT INCOME
 Dividends (net of $31 foreign withholding tax). . . .    $    76,972
 Interest. . . . . . . . . . . . . . . . . . . . . . .          7,015
 Securities lending (net). . . . . . . . . . . . . . .          1,800
                                                          -----------
  Total income . . . . . . . . . . . . . . . . . . . .         85,787
                                                          -----------
 EXPENSES
 Investment management fees. . . . . . . . . . . . . .        106,091
 Distribution fees -- Class IB . . . . . . . . . . . .         40,739
 Administrative fees . . . . . . . . . . . . . . . . .         19,170
 Professional fees . . . . . . . . . . . . . . . . . .         18,477
 Custodian fees. . . . . . . . . . . . . . . . . . . .          8,166
 Printing and mailing expenses . . . . . . . . . . . .          3,786
 Trustees' fees. . . . . . . . . . . . . . . . . . . .            296
 Miscellaneous . . . . . . . . . . . . . . . . . . . .            823
                                                          -----------
  Gross expenses . . . . . . . . . . . . . . . . . . .        197,548
 Less:  Waiver of investment management fees . . . . .        (42,644)
    Fees paid indirectly . . . . . . . . . . . . . . .        (14,567)
                                                          -----------
  Net expenses . . . . . . . . . . . . . . . . . . . .        140,337
                                                          -----------
 NET INVESTMENT LOSS . . . . . . . . . . . . . . . . .        (54,550)
                                                          -----------
 REALIZED AND UNREALIZED GAIN (LOSS)
 Realized loss on securities . . . . . . . . . . . . .       (273,333)
 Net change in unrealized appreciation on securities .      5,824,148
                                                          -----------
 NET REALIZED AND UNREALIZED GAIN  . . . . . . . . . .      5,550,815
                                                          -----------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS     $ 5,496,265
                                                          ===========

STATEMENT OF CHANGES IN NET ASSETS
                                          SIX MONTHS ENDED
                                           JUNE 30, 2003        YEAR ENDED
                                            (UNAUDITED)      DECEMBER 31, 2002
                                          ----------------  -------------------
 INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS:
 Net investment loss. . . . . . . . . .     $   (54,550)       $   (18,259)
 Net realized loss on investments . . .        (273,333)        (3,566,820)
 Net change in unrealized appreciation
  (depreciation) on investments . . . .       5,824,148         (1,096,890)
                                            -----------        -----------
 NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS  . . . . . .       5,496,265         (4,681,969)
                                            -----------        -----------
 CAPITAL SHARES TRANSACTIONS:
 CLASS IA*
 Capital shares sold [ 386 and 8,215
  shares, respectively ]. . . . . . . .           2,579             50,000
 Capital shares repurchased [ (95) and
  (0) shares, respectively ]. . . . . .            (645)                --
                                            -----------        -----------
 Total Class IA transactions. . . . . .           1,934             50,000
                                            -----------        -----------
 CLASS IB
 Capital shares sold [ 2,946,780 and
  3,218,162 shares, respectively ]. . .      18,936,248         21,330,113
 Capital shares repurchased [ (516,995)
  and (769,049) shares, respectively ].      (3,323,739)        (5,007,866)
                                            -----------        -----------
 Total Class IB transactions. . . . . .      15,612,509         16,322,247
                                            -----------        -----------
 NET INCREASE IN NET ASSETS RESULTING
 FROM CAPITAL SHARE TRANSACTIONS  . . .      15,614,443         16,372,247
                                            -----------        -----------
 TOTAL INCREASE IN NET ASSETS . . . . .      21,110,708         11,690,278
 NET ASSETS:
 Beginning of period. . . . . . . . . .      25,195,947         13,505,669
                                            -----------        -----------
 End of period (a). . . . . . . . . . .     $46,306,655        $25,195,947
                                            ===========        ===========
 -----------
 (a)  Includes accumulated
  overdistributed net investment income
  of. . . . . . . . . . . . . . . . . .     $   (54,666)       $      (116)
                                            -----------        -----------
    *  Class IA commenced operations on October 2, 2002.



                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/FI MID CAP PORTFOLIO


STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003 (UNAUDITED)
 ASSETS
 Investments at value (Cost $397,875,567) . . . . . .    $448,515,773
 Cash (Foreign cash $43,551). . . . . . . . . . . . .      61,867,793
 Receivable for securities sold . . . . . . . . . . .       2,152,407
 Dividends, interest and other receivables. . . . . .         150,986
 Other assets . . . . . . . . . . . . . . . . . . . .           1,533
                                                         ------------
  Total assets. . . . . . . . . . . . . . . . . . . .     512,688,492
                                                         ------------
 LIABILITIES
 Collateral held for loaned securities. . . . . . . .      57,719,786
 Payable for securities purchased . . . . . . . . . .         387,149
 Investment management fees payable . . . . . . . . .         232,134
 Distribution fees payable -- Class IB. . . . . . . .          87,559
 Administrative fees payable. . . . . . . . . . . . .          11,464
 Trustees' fees payable . . . . . . . . . . . . . . .           3,109
 Accrued expenses . . . . . . . . . . . . . . . . . .          96,714
                                                         ------------
  Total liabilities . . . . . . . . . . . . . . . . .      58,537,915
                                                         ------------
 NET ASSETS . . . . . . . . . . . . . . . . . . . . .    $454,150,577
                                                         ============
 Net assets were comprised of:
 Paid in capital. . . . . . . . . . . . . . . . . . .    $440,990,474
 Accumulated overdistributed net investment income. .        (218,615)
 Accumulated undistributed net realized loss. . . . .     (37,261,086)
 Unrealized appreciation on investments . . . . . . .      50,639,804
                                                         ------------
  Net assets. . . . . . . . . . . . . . . . . . . . .    $454,150,577
                                                         ============
 CLASS IA
 Net asset value, offering and redemption price per
  share, $759,318 / 90,061 shares outstanding
  (unlimited amount authorized: $0.01 par value). . .    $       8.43
                                                         ============
 CLASS IB
 Net asset value, offering and redemption price per
  share, $453,391,259 / 53,958,677 shares outstanding
  (unlimited amount authorized: $0.01 par value). . .    $       8.40
                                                         ============
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)
 INVESTMENT INCOME
 Dividends (net of $7,057 foreign withholding tax). .    $  1,169,463
 Interest . . . . . . . . . . . . . . . . . . . . . .         140,486
 Securities lending (net) . . . . . . . . . . . . . .          53,970
                                                         ------------
  Total income. . . . . . . . . . . . . . . . . . . .       1,363,919
                                                         ------------
 EXPENSES
 Investment management fees . . . . . . . . . . . . .       1,176,545
 Distribution fees -- Class IB. . . . . . . . . . . .         419,766
 Custodian fees . . . . . . . . . . . . . . . . . . .          71,284
 Administrative fees. . . . . . . . . . . . . . . . .          59,744
 Printing and mailing expenses. . . . . . . . . . . .          39,303
 Professional fees. . . . . . . . . . . . . . . . . .          21,315
 Trustees' fees . . . . . . . . . . . . . . . . . . .           3,104
 Miscellaneous. . . . . . . . . . . . . . . . . . . .           3,348
                                                         ------------
  Gross expenses. . . . . . . . . . . . . . . . . . .       1,794,409
 Less:  Waiver of investment management fees. . . . .        (113,929)
    Fees paid indirectly. . . . . . . . . . . . . . .        (100,418)
                                                         ------------
  Net expenses. . . . . . . . . . . . . . . . . . . .       1,580,062
                                                         ------------
 NET INVESTMENT LOSS  . . . . . . . . . . . . . . . .        (216,143)
                                                         ------------
 REALIZED AND UNREALIZED GAIN (LOSS)
 Realized gain (loss) on:
 Securities . . . . . . . . . . . . . . . . . . . . .      10,662,266
 Foreign currency transactions. . . . . . . . . . . .        (114,690)
                                                         ------------
  Net realized gain . . . . . . . . . . . . . . . . .      10,547,576
                                                         ------------
 Change in unrealized appreciation (depreciation) on:
 Securities . . . . . . . . . . . . . . . . . . . . .      55,908,590
 Foreign currency translations. . . . . . . . . . . .            (528)
                                                         ------------
  Net change in unrealized appreciation . . . . . . .      55,908,062
                                                         ------------
 NET REALIZED AND UNREALIZED GAIN . . . . . . . . . .      66,455,638
                                                         ------------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS    $ 66,239,495
                                                         ============





STATEMENT OF CHANGES IN NET ASSETS
                                          SIX MONTHS ENDED
                                           JUNE 30, 2003        YEAR ENDED
                                            (UNAUDITED)      DECEMBER 31, 2002
                                          ----------------  -------------------
 INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS:
 Net investment loss. . . . . . . . . .    $   (216,143)       $   (319,523)
 Net realized gain (loss) on investments
  and foreign currency transactions . .      10,547,576         (29,765,954)
 Net change in unrealized appreciation
  (depreciation) on investments and
  foreign currency translations . . . .      55,908,062         (16,575,136)
                                           ------------        ------------
 NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS  . . . . . .      66,239,495         (46,660,613)
                                           ------------        ------------
 DIVIDENDS:
 Dividends from net investment income
 Class IA . . . . . . . . . . . . . . .              --                 (14)
 Class IB . . . . . . . . . . . . . . .              --             (35,904)
                                           ------------        ------------
                                                     --             (35,918)
                                           ------------        ------------
 CAPITAL SHARES TRANSACTIONS:
 CLASS IA*
 Capital shares sold [ 78,199 and 15,057
  shares, respectively ]. . . . . . . .         589,713             125,314
 Capital shares issued in reinvestment
  of dividends and distributions [ 0 and
  2 shares, respectively ]. . . . . . .              --                  14
 Capital shares repurchased [ (3,168)
  and (29) shares, respectively ] . . .         (22,474)               (204)
                                           ------------        ------------
 Total Class IA transactions. . . . . .         567,239             125,124
                                           ------------        ------------
 CLASS IB
 Capital shares sold [ 17,384,890 and
  22,959,987 shares, respectively ] . .     129,528,727         177,595,608
 Capital shares issued in reinvestment
  of dividends and distributions [ 0 and
  4,434 shares, respectively ]. . . . .              --              35,904
 Capital shares repurchased [
  (3,041,928) and (3,826,758) shares,
  respectively ]. . . . . . . . . . . .     (22,238,326)        (28,454,012)
                                           ------------        ------------
 Total Class IB transactions. . . . . .     107,290,401         149,177,500
                                           ------------        ------------
 NET INCREASE IN NET ASSETS RESULTING
 FROM CAPITAL SHARE TRANSACTIONS  . . .     107,857,640         149,302,624
                                           ------------        ------------
 TOTAL INCREASE IN NET ASSETS . . . . .     174,097,135         102,606,093
 NET ASSETS:
 Beginning of period. . . . . . . . . .     280,053,442         177,447,349
                                           ------------        ------------
 End of period (a). . . . . . . . . . .    $454,150,577        $280,053,442
                                           ============        ============
 -----------
 (a)  Includes accumulated
  overdistributed net investment income
  of. . . . . . . . . . . . . . . . . .    $   (218,615)       $     (2,472)
                                           ------------        ------------
    *  Class IA commenced operations on March 25, 2002.



                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/FI SMALL/MID CAP VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003 (UNAUDITED)
 ASSETS
 Investments at value (Cost $877,429,907) . . . . . .    $915,193,011
 Cash . . . . . . . . . . . . . . . . . . . . . . . .      19,163,310
 Short-term investments held as collateral for loaned
  securities. . . . . . . . . . . . . . . . . . . . .           8,400
 Receivable for securities sold . . . . . . . . . . .       4,418,113
 Dividends, interest and other receivables. . . . . .         657,755
 Other assets . . . . . . . . . . . . . . . . . . . .           3,639
                                                         ------------
  Total assets. . . . . . . . . . . . . . . . . . . .     939,444,228
                                                         ------------
 LIABILITIES
 Collateral held for loaned securities. . . . . . . .     100,451,479
 Payable for securities purchased . . . . . . . . . .      10,905,182
 Investment management fees payable . . . . . . . . .         540,518
 Distribution fees payable -- Class IB. . . . . . . .         159,355
 Trustees' fees payable . . . . . . . . . . . . . . .          17,285
 Administrative fees payable. . . . . . . . . . . . .          12,314
 Accrued expenses . . . . . . . . . . . . . . . . . .         117,243
                                                         ------------
  Total liabilities . . . . . . . . . . . . . . . . .     112,203,376
                                                         ------------
 NET ASSETS . . . . . . . . . . . . . . . . . . . . .    $827,240,852
                                                         ============
 Net assets were comprised of:
 Paid in capital. . . . . . . . . . . . . . . . . . .    $871,405,371
 Accumulated undistributed net investment income. . .       2,553,938
 Accumulated undistributed net realized loss. . . . .     (84,481,561)
 Unrealized appreciation on investments . . . . . . .      37,763,104
                                                         ------------
  Net assets. . . . . . . . . . . . . . . . . . . . .    $827,240,852
                                                         ============
 CLASS IA
 Net asset value, offering and redemption price per
  share, $20,749,325 / 1,921,120 shares outstanding
  (unlimited amount authorized: $0.01 par value). . .    $      10.80
                                                         ============
 CLASS IB
 Net asset value, offering and redemption price per
  share, $806,491,527 / 74,799,645 shares outstanding
  (unlimited amount authorized: $0.01 par value). . .    $      10.78
                                                         ============

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)
 INVESTMENT INCOME
 Dividends (net of $6,590 foreign withholding tax). .    $  5,675,461
 Interest . . . . . . . . . . . . . . . . . . . . . .          89,043
 Securities lending (net) . . . . . . . . . . . . . .         164,776
                                                         ------------
  Total income. . . . . . . . . . . . . . . . . . . .       5,929,280
                                                         ------------
 EXPENSES
 Investment management fees . . . . . . . . . . . . .       2,638,945
 Distribution fees -- Class IB. . . . . . . . . . . .         856,727
 Administrative fees. . . . . . . . . . . . . . . . .         109,022
 Printing and mailing expenses. . . . . . . . . . . .          84,016
 Custodian fees . . . . . . . . . . . . . . . . . . .          61,945
 Recoupment fees. . . . . . . . . . . . . . . . . . .          52,213
 Professional fees. . . . . . . . . . . . . . . . . .          24,982
 Trustees' fees . . . . . . . . . . . . . . . . . . .           5,935
 Miscellaneous. . . . . . . . . . . . . . . . . . . .           8,106
                                                         ------------
  Gross expenses. . . . . . . . . . . . . . . . . . .       3,841,891
 Less:  Fees paid indirectly. . . . . . . . . . . . .         (90,761)
                                                         ------------
  Net expenses. . . . . . . . . . . . . . . . . . . .       3,751,130
                                                         ------------
 NET INVESTMENT INCOME  . . . . . . . . . . . . . . .       2,178,150
                                                         ------------
 REALIZED AND UNREALIZED GAIN (LOSS)
 Realized gain (loss) on:
 Securities . . . . . . . . . . . . . . . . . . . . .     (27,679,525)
 Futures. . . . . . . . . . . . . . . . . . . . . . .         327,735
                                                         ------------
  Net realized loss . . . . . . . . . . . . . . . . .     (27,351,790)
                                                         ------------
 Net change in unrealized appreciation on securities.      97,026,345
                                                         ------------
 NET REALIZED AND UNREALIZED GAIN . . . . . . . . . .      69,674,555
                                                         ------------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS    $ 71,852,705
                                                         ============

STATEMENT OF CHANGES IN NET ASSETS
                                          SIX MONTHS ENDED
                                           JUNE 30, 2003        YEAR ENDED
                                            (UNAUDITED)      DECEMBER 31, 2002
                                          ----------------  -------------------
 INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS:
 Net investment income. . . . . . . . .    $  2,178,150       $   4,672,011
 Net realized loss on investments . . .     (27,351,790)        (32,635,134)
 Net change in unrealized appreciation
  (depreciation) on investments . . . .      97,026,345         (83,789,719)
                                           ------------       -------------
 NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS  . . . . . .      71,852,705        (111,752,842)
                                           ------------       -------------
 DIVIDENDS:
 Dividends from net investment income
 Class IA . . . . . . . . . . . . . . .              --            (147,222)
 Class IB . . . . . . . . . . . . . . .              --          (3,523,392)
                                           ------------       -------------
                                                     --          (3,670,614)
                                           ------------       -------------
 CAPITAL SHARES TRANSACTIONS:
 CLASS IA
 Capital shares sold [ 390,779 and
  1,590,982 shares, respectively ]. . .       3,888,482          18,859,029
 Capital shares issued in reinvestment
  of dividends and distributions [ 0 and
  14,922 shares, respectively ] . . . .              --             147,222
 Capital shares repurchased [ (376,393)
  and (1,257,300) shares, respectively ]     (3,688,186)        (14,518,710)
                                           ------------       -------------
 Total Class IA transactions. . . . . .         200,296           4,487,541
                                           ------------       -------------
 CLASS IB
 Capital shares sold [ 12,921,440 and
  35,942,533 shares, respectively ] . .     127,241,391         408,831,281
 Capital shares issued in reinvestment
  of dividends and distributions [ 0 and
  357,072 shares, respectively ]. . . .              --           3,523,392
 Capital shares repurchased [
  (3,839,826) and (7,595,648) shares,
  respectively ]. . . . . . . . . . . .     (37,790,585)        (83,328,634)
                                           ------------       -------------
 Total Class IB transactions. . . . . .      89,450,806         329,026,039
                                           ------------       -------------
 NET INCREASE IN NET ASSETS RESULTING
 FROM CAPITAL SHARE TRANSACTIONS  . . .      89,651,102         333,513,580
                                           ------------       -------------
 TOTAL INCREASE IN NET ASSETS . . . . .     161,503,807         218,090,124
 NET ASSETS:
 Beginning of period. . . . . . . . . .     665,737,045         447,646,921
                                           ------------       -------------
 End of period (a). . . . . . . . . . .    $827,240,852       $ 665,737,045
                                           ============       =============
 -----------
 (a)  Includes accumulated undistributed
  net investment income of. . . . . . .    $  2,553,938       $     375,788
                                           ------------       -------------

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/HIGH YIELD PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003 (UNAUDITED)
 ASSETS
 Investments at value (Cost $806,268,768) . . . . .    $  840,139,978
 Cash (Foreign cash $2,464,771) . . . . . . . . . .         3,516,241
 Dividends, interest and other receivables. . . . .        17,187,164
 Receivable for securities sold . . . . . . . . . .        11,410,460
 Unrealized appreciation of forward foreign
  currency contracts. . . . . . . . . . . . . . . .            20,930
 Other assets . . . . . . . . . . . . . . . . . . .             3,357
                                                       --------------
  Total assets. . . . . . . . . . . . . . . . . . .       872,278,130
                                                       --------------
 LIABILITIES
 Payable for securities purchased . . . . . . . . .        12,883,761
 Investment management fees payable . . . . . . . .           413,931
 Distribution fees payable -- Class IB. . . . . . .           114,990
 Administrative fees payable. . . . . . . . . . . .            22,303
 Trustees' fees payable . . . . . . . . . . . . . .            21,685
 Accrued expenses . . . . . . . . . . . . . . . . .           300,961
                                                       --------------
  Total liabilities . . . . . . . . . . . . . . . .        13,757,631
                                                       --------------
 NET ASSETS . . . . . . . . . . . . . . . . . . . .    $  858,520,499
                                                       ==============
 Net assets were comprised of:
 Paid in capital. . . . . . . . . . . . . . . . . .    $1,170,093,497
 Accumulated undistributed net investment income. .        28,563,913
 Accumulated undistributed net realized loss. . . .      (374,618,076)
 Unrealized appreciation on investments . . . . . .        34,481,165
                                                       --------------
  Net assets. . . . . . . . . . . . . . . . . . . .    $  858,520,499
                                                       ==============
 CLASS IA
 Net asset value, offering and redemption price per
  share, $283,919,233 / 51,186,953 shares
  outstanding (unlimited amount authorized: $0.01
  par value). . . . . . . . . . . . . . . . . . . .    $         5.55
                                                       ==============
 CLASS IB
 Net asset value, offering and redemption price per
  share, $574,601,266 / 104,388,075 shares
  outstanding (unlimited amount authorized: $0.01
  par value). . . . . . . . . . . . . . . . . . . .    $         5.50
                                                       ==============

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)
 INVESTMENT INCOME
 Dividends. . . . . . . . . . . . . . . . . . . . .    $      519,626
 Interest . . . . . . . . . . . . . . . . . . . . .        31,218,343
                                                       --------------
  Total income. . . . . . . . . . . . . . . . . . .        31,737,969
                                                       --------------
 EXPENSES
 Investment management fees . . . . . . . . . . . .         2,069,194
 Distribution fees -- Class IB. . . . . . . . . . .           540,955
 Administrative fees. . . . . . . . . . . . . . . .           138,953
 Printing and mailing expenses. . . . . . . . . . .            82,167
 Custodian fees . . . . . . . . . . . . . . . . . .            72,560
 Professional fees. . . . . . . . . . . . . . . . .            28,010
 Trustees' fees . . . . . . . . . . . . . . . . . .             5,313
 Miscellaneous. . . . . . . . . . . . . . . . . . .             7,184
                                                       --------------
  Total expenses. . . . . . . . . . . . . . . . . .         2,944,336
                                                       --------------
 NET INVESTMENT INCOME  . . . . . . . . . . . . . .        28,793,633
                                                       --------------
 REALIZED AND UNREALIZED GAIN (LOSS)
 Realized gain (loss) on:
 Securities . . . . . . . . . . . . . . . . . . . .        10,813,413
 Options written. . . . . . . . . . . . . . . . . .            18,891
 Futures. . . . . . . . . . . . . . . . . . . . . .            50,730
 Foreign currency transactions. . . . . . . . . . .          (746,663)
                                                       --------------
  Net realized gain . . . . . . . . . . . . . . . .        10,136,371
                                                       --------------
 Change in unrealized appreciation (depreciation)
  on:
 Securities . . . . . . . . . . . . . . . . . . . .        56,712,034
 Options written. . . . . . . . . . . . . . . . . .           (18,147)
 Futures. . . . . . . . . . . . . . . . . . . . . .           (47,070)
 Foreign currency translations. . . . . . . . . . .           648,757
                                                       --------------
  Net change in unrealized appreciation . . . . . .        57,295,574
                                                       --------------
 NET REALIZED AND UNREALIZED GAIN . . . . . . . . .        67,431,945
                                                       --------------
 NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS . . . . . . . . . . . . . . . . . . . .    $   96,225,578
                                                       ==============

STATEMENT OF CHANGES IN NET ASSETS
                                          SIX MONTHS ENDED
                                           JUNE 30, 2003        YEAR ENDED
                                            (UNAUDITED)      DECEMBER 31, 2002
                                          ----------------  -------------------
 INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS:
 Net investment income. . . . . . . . .    $  28,793,633      $  48,598,173
 Net realized gain (loss) on investments
  and foreign currency transactions . .       10,136,371        (89,638,741)
 Net change in unrealized appreciation
  on investments and foreign currency
  translations. . . . . . . . . . . . .       57,295,574         25,767,174
                                           -------------      -------------
 NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS  . . . . . .       96,225,578        (15,273,394)
                                           -------------      -------------
 DIVIDENDS:
 Dividends from net investment income
 Class IA . . . . . . . . . . . . . . .         (155,201)       (21,756,100)
 Class IB . . . . . . . . . . . . . . .         (302,538)       (29,458,610)
                                           -------------      -------------
                                                (457,739)       (51,214,710)
                                           -------------      -------------
 CAPITAL SHARES TRANSACTIONS:
 CLASS IA
 Capital shares sold [ 22,259,827 and
  20,466,729 shares, respectively ] . .      116,082,908        105,554,244
 Capital shares issued in reinvestment
  of dividends [ 28,062 and 4,506,772
  shares,
  respectively ]. . . . . . . . . . . .          155,201         21,756,100
 Capital shares repurchased [
  (19,683,239) and (23,045,005) shares,
  respectively ]. . . . . . . . . . . .     (102,964,758)      (119,157,895)
                                           -------------      -------------
 Total Class IA transactions. . . . . .       13,273,351          8,152,449
                                           -------------      -------------
 CLASS IB
 Capital shares sold [ 42,914,935 and
  19,919,232 shares, respectively ] . .      223,660,708        102,536,081
 Capital shares issued in reinvestment
  of dividends [ 55,116 and 6,142,424
  shares,
  respectively ]. . . . . . . . . . . .          302,538         29,458,610
 Capital shares repurchased [
  (7,593,528) and (9,588,267) shares,
  respectively ]. . . . . . . . . . . .      (39,648,983)       (48,888,399)
                                           -------------      -------------
 Total Class IB transactions. . . . . .      184,314,263         83,106,292
                                           -------------      -------------
 NET INCREASE IN NET ASSETS RESULTING
 FROM CAPITAL SHARE TRANSACTIONS  . . .      197,587,614         91,258,741
                                           -------------      -------------
 TOTAL INCREASE IN NET ASSETS . . . . .      293,355,453         24,770,637
 NET ASSETS:
 Beginning of period. . . . . . . . . .      565,165,046        540,394,409
                                           -------------      -------------
 End of period (a). . . . . . . . . . .    $ 858,520,499      $ 565,165,046
                                           =============      =============
 -----------
 (a)  Includes accumulated undistributed
  net investment income of. . . . . . .    $  28,563,913      $     228,019
                                           -------------      -------------

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/JANUS LARGE CAP GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003 (UNAUDITED)
 ASSETS
 Investments at value (Cost $216,366,603) . . . . . .    $214,694,423
 Dividends, interest and other receivables. . . . . .          53,669
 Other assets . . . . . . . . . . . . . . . . . . . .             869
                                                         ------------
  Total assets. . . . . . . . . . . . . . . . . . . .     214,748,961
                                                         ------------
 LIABILITIES
 Overdraft payable. . . . . . . . . . . . . . . . . .          68,172
 Collateral held for loaned securities. . . . . . . .       6,052,292
 Payable for securities purchased . . . . . . . . . .         362,589
 Investment management fees payable . . . . . . . . .         146,295
 Distribution fees payable -- Class IB. . . . . . . .          41,097
 Administrative fees payable. . . . . . . . . . . . .           6,024
 Trustees' fees payable . . . . . . . . . . . . . . .           2,040
 Accrued expenses . . . . . . . . . . . . . . . . . .          44,964
                                                         ------------
  Total liabilities . . . . . . . . . . . . . . . . .       6,723,473
                                                         ------------
 NET ASSETS . . . . . . . . . . . . . . . . . . . . .    $208,025,488
                                                         ============
 Net assets were comprised of:
 Paid in capital. . . . . . . . . . . . . . . . . . .    $276,793,867
 Accumulated overdistributed net investment income. .         (87,706)
 Accumulated undistributed net realized loss. . . . .     (67,008,493)
 Unrealized depreciation on investments . . . . . . .      (1,672,180)
                                                         ------------
  Net assets. . . . . . . . . . . . . . . . . . . . .    $208,025,488
                                                         ============
 CLASS IA
 Net asset value, offering and redemption price per
  share, $113,837 / 22,515 shares outstanding
  (unlimited amount authorized: $0.01 par value). . .    $       5.06
                                                         ============
 CLASS IB
 Net asset value, offering and redemption price per
  share, $207,911,651 / 41,250,865 shares outstanding
  (unlimited amount authorized: $0.01 par value). . .    $       5.04
                                                         ============

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)
 INVESTMENT INCOME
 Dividends. . . . . . . . . . . . . . . . . . . . . .    $    860,405
 Interest . . . . . . . . . . . . . . . . . . . . . .          67,150
 Securities lending (net) . . . . . . . . . . . . . .           8,847
                                                         ------------
  Total income. . . . . . . . . . . . . . . . . . . .         936,402
                                                         ------------
 EXPENSES
 Investment management fees . . . . . . . . . . . . .         800,321
 Distribution fees -- Class IB. . . . . . . . . . . .         222,228
 Administrative fees. . . . . . . . . . . . . . . . .          39,798
 Printing and mailing expenses. . . . . . . . . . . .          21,305
 Professional fees. . . . . . . . . . . . . . . . . .          19,897
 Custodian fees . . . . . . . . . . . . . . . . . . .          10,078
 Trustees' fees . . . . . . . . . . . . . . . . . . .           1,702
 Miscellaneous. . . . . . . . . . . . . . . . . . . .           2,108
                                                         ------------
  Gross expenses. . . . . . . . . . . . . . . . . . .       1,117,437
 Less:  Waiver of investment management fees. . . . .         (94,201)
                                                         ------------
  Net expenses. . . . . . . . . . . . . . . . . . . .       1,023,236
                                                         ------------
 NET INVESTMENT LOSS  . . . . . . . . . . . . . . . .         (86,834)
                                                         ------------
 REALIZED AND UNREALIZED GAIN (LOSS)
 Realized loss on securities. . . . . . . . . . . . .     (13,957,477)
 Net change in unrealized appreciation on securities.      34,457,831
                                                         ------------
 NET REALIZED AND UNREALIZED GAIN . . . . . . . . . .      20,500,354
                                                         ------------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS    $ 20,413,520
                                                         ============

STATEMENT OF CHANGES IN NET ASSETS
                                          SIX MONTHS ENDED
                                           JUNE 30, 2003        YEAR ENDED
                                            (UNAUDITED)      DECEMBER 31, 2002
                                          ----------------  -------------------
 INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS:
 Net investment loss. . . . . . . . . .    $    (86,834)       $   (342,182)
 Net realized loss on investments . . .     (13,957,477)        (32,580,692)
 Net change in unrealized appreciation
  (depreciation) on investments . . . .      34,457,831         (25,812,016)
                                           ------------        ------------
 NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS  . . . . . .      20,413,520         (58,734,890)
                                           ------------        ------------
 CAPITAL SHARES TRANSACTIONS:
 CLASS IA*
 Capital shares sold [ 10,187 and 15,823
  shares, respectively ]. . . . . . . .          45,254             100,000
 Capital shares repurchased [ (3,495)
  and (0) shares, respectively ]. . . .         (15,956)                 --
                                           ------------        ------------
 Total Class IA transactions. . . . . .          29,298             100,000
                                           ------------        ------------
 CLASS IB
 Capital shares sold [ 9,084,825 and
  15,334,477 shares, respectively ] . .      42,428,927          80,350,336
 Capital shares repurchased [
  (3,572,685) and (4,737,209) shares,
  respectively ]. . . . . . . . . . . .     (16,484,578)        (23,173,460)
                                           ------------        ------------
 Total Class IB transactions. . . . . .      25,944,349          57,176,876
                                           ------------        ------------
 NET INCREASE IN NET ASSETS RESULTING
 FROM CAPITAL SHARE TRANSACTIONS  . . .      25,973,647          57,276,876
                                           ------------        ------------
 TOTAL INCREASE (DECREASE) IN NET ASSETS     46,387,167          (1,458,014)
 NET ASSETS:
 Beginning of period. . . . . . . . . .     161,638,321         163,096,335
                                           ------------        ------------
 End of period (a). . . . . . . . . . .    $208,025,488        $161,638,321
                                           ============        ============
 -----------
 (a)  Includes accumulated
  overdistributed net investment income
  of. . . . . . . . . . . . . . . . . .    $    (87,706)       $       (872)
                                           ------------        ------------
    *  Class IA commenced operations on March 25, 2002.

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/J.P. MORGAN CORE BOND PORTFOLIO


STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003 (UNAUDITED)
 ASSETS
 Investments at value (Cost $1,476,518,084) . . . . . .    $1,505,517,565
 Short-term investments held as collateral for loaned
  securities. . . . . . . . . . . . . . . . . . . . . .        64,817,115
 Receivable for forward commitments . . . . . . . . . .       264,789,336
 Dividends, interest and other receivables. . . . . . .         5,533,871
 Receivable for securities sold . . . . . . . . . . . .         5,211,618
 Variation margin receivable on futures contracts . . .            61,582
 Other assets . . . . . . . . . . . . . . . . . . . . .             5,438
                                                           --------------
  Total assets. . . . . . . . . . . . . . . . . . . . .     1,845,936,525
                                                           --------------
 LIABILITIES
 Overdraft payable. . . . . . . . . . . . . . . . . . .        11,248,767
 Payable for forward commitments. . . . . . . . . . . .       576,403,008
 Collateral held for loaned securities. . . . . . . . .       154,380,436
 Payable for securities purchased . . . . . . . . . . .        45,737,382
 Investment management fees payable . . . . . . . . . .           399,302
 Distribution fees payable -- Class IB. . . . . . . . .           211,631
 Administrative fees payable. . . . . . . . . . . . . .            18,626
 Trustees' fees payable . . . . . . . . . . . . . . . .            10,294
 Accrued expenses . . . . . . . . . . . . . . . . . . .           109,118
                                                           --------------
  Total liabilities . . . . . . . . . . . . . . . . . .       788,518,564
                                                           --------------
 NET ASSETS . . . . . . . . . . . . . . . . . . . . . .    $1,057,417,961
                                                           ==============
 Net assets were comprised of:
 Paid in capital. . . . . . . . . . . . . . . . . . . .    $1,006,604,371
 Accumulated undistributed net investment income. . . .        14,260,328
 Accumulated undistributed net realized gain. . . . . .         7,381,481
 Unrealized appreciation on investments . . . . . . . .        29,171,781
                                                           --------------
  Net assets. . . . . . . . . . . . . . . . . . . . . .    $1,057,417,961
                                                           ==============
 CLASS IA
 Net asset value, offering and redemption price per
  share, $834,162 / 71,937 shares outstanding (unlimited
  amount authorized: $0.01 par value) . . . . . . . . .    $        11.60
                                                           ==============
 CLASS IB
 Net asset value, offering and redemption price per
  share, $1,056,583,799 / 91,154,005 shares outstanding
  (unlimited amount authorized: $0.01 par value). . . .    $        11.59
                                                           ==============
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)
 INVESTMENT INCOME
 Interest . . . . . . . . . . . . . . . . . . . . . . .    $   17,744,315
 Securities lending (net) . . . . . . . . . . . . . . .            84,099
                                                           --------------
  Total income. . . . . . . . . . . . . . . . . . . . .        17,828,414
                                                           --------------
 EXPENSES
 Investment management fees . . . . . . . . . . . . . .         2,022,417
 Distribution fees -- Class IB. . . . . . . . . . . . .         1,134,365
 Administrative fees. . . . . . . . . . . . . . . . . .           135,368
 Printing and mailing expenses. . . . . . . . . . . . .           108,680
 Recoupment fees. . . . . . . . . . . . . . . . . . . .            66,583
 Custodian fees . . . . . . . . . . . . . . . . . . . .            51,482
 Professional fees. . . . . . . . . . . . . . . . . . .            27,302
 Trustees' fees . . . . . . . . . . . . . . . . . . . .             7,828
 Miscellaneous. . . . . . . . . . . . . . . . . . . . .             9,553
                                                           --------------
  Total expenses. . . . . . . . . . . . . . . . . . . .         3,563,578
                                                           --------------
 NET INVESTMENT INCOME  . . . . . . . . . . . . . . . .        14,264,836
                                                           --------------
 REALIZED AND UNREALIZED GAIN (LOSS)
 Realized gain (loss) on:
 Securities . . . . . . . . . . . . . . . . . . . . . .        16,243,185
 Futures. . . . . . . . . . . . . . . . . . . . . . . .        (3,865,282)
 Foreign currency transactions. . . . . . . . . . . . .            27,098
                                                           --------------
  Net realized gain . . . . . . . . . . . . . . . . . .        12,405,001
                                                           --------------
 Change in unrealized appreciation on:
 Securities . . . . . . . . . . . . . . . . . . . . . .         6,446,919
 Futures. . . . . . . . . . . . . . . . . . . . . . . .            64,453
                                                           --------------
  Net change in unrealized appreciation . . . . . . . .         6,511,372
                                                           --------------
 NET REALIZED AND UNREALIZED GAIN . . . . . . . . . . .        18,916,373
                                                           --------------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .    $   33,181,209
                                                           ==============





STATEMENT OF CHANGES IN NET ASSETS
                                          SIX MONTHS ENDED
                                           JUNE 30, 2003        YEAR ENDED
                                            (UNAUDITED)      DECEMBER 31, 2002
                                          ----------------  -------------------
 INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS:
 Net investment income. . . . . . . . .   $   14,264,836       $ 25,593,135
 Net realized gain on investments and
  foreign currency transactions . . . .       12,405,001          7,986,620
 Net change in unrealized appreciation
  on investments and foreign currency
  translations. . . . . . . . . . . . .        6,511,372         18,830,798
                                          --------------       ------------
 NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS  . . . . . . . . . . .       33,181,209         52,410,553
                                          --------------       ------------
 DIVIDENDS AND DISTRIBUTIONS:
 Dividends from net investment income
 Class IA . . . . . . . . . . . . . . .             (162)            (4,156)
 Class IB . . . . . . . . . . . . . . .         (231,987)       (26,373,237)
                                          --------------       ------------
                                                (232,149)       (26,377,393)
                                          --------------       ------------
 Distributions from net realized capital
  gains
 Class IA . . . . . . . . . . . . . . .             (756)            (1,598)
 Class IB . . . . . . . . . . . . . . .       (1,079,630)       (10,321,122)
                                          --------------       ------------
                                              (1,080,386)       (10,322,720)
                                          --------------       ------------
 TOTAL DIVIDENDS AND DISTRIBUTIONS  . .       (1,312,535)       (36,700,113)
                                          --------------       ------------
 CAPITAL SHARES TRANSACTIONS:
 CLASS IA*
 Capital shares sold [ 62,306 and 11,212
  shares, respectively ]. . . . . . . .          714,270            121,667
 Capital shares issued in reinvestment
  of dividends and distributions [ 78
  and 517 shares, respectively ]. . . .              918              5,754
 Capital shares repurchased [ (2,162)
  and (14) shares, respectively ] . . .          (24,683)              (155)
                                          --------------       ------------
 Total Class IA transactions. . . . . .          690,505            127,266
                                          --------------       ------------
 CLASS IB
 Capital shares sold [ 26,642,091 and
  30,487,107 shares, respectively ] . .      303,442,113        343,947,783
 Capital shares issued in reinvestment
  of dividends and distributions [
  111,932 and 3,294,384 shares,
  respectively ]. . . . . . . . . . . .        1,311,617         36,694,359
 Capital shares repurchased [
  (4,249,748) and (5,013,910) shares,
  respectively ]. . . . . . . . . . . .      (48,486,653)       (56,944,121)
                                          --------------       ------------
 Total Class IB transactions. . . . . .      256,267,077        323,698,021
                                          --------------       ------------
 NET INCREASE IN NET ASSETS RESULTING
 FROM CAPITAL SHARE TRANSACTIONS  . . .      256,957,582        323,825,287
                                          --------------       ------------
 TOTAL INCREASE IN NET ASSETS . . . . .      288,826,256        339,535,727
 NET ASSETS:
 Beginning of period. . . . . . . . . .      768,591,705        429,055,978
                                          --------------       ------------
 End of period (a). . . . . . . . . . .   $1,057,417,961       $768,591,705
                                          ==============       ============
 -----------
 (a)  Includes accumulated undistributed
  net investment income of. . . . . . .   $   14,260,328       $    227,641
                                          --------------       ------------
    *  Class IA commenced operations on March 25, 2002.



                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/LAZARD SMALL CAP VALUE PORTFOLIO


STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003 (UNAUDITED)
 ASSETS
 Investments at value (Cost $429,783,018) . . . . . .    $466,290,414
 Short-term investments held as collateral for loaned
  securities. . . . . . . . . . . . . . . . . . . . .       7,345,351
 Receivable for securities sold . . . . . . . . . . .       4,328,969
 Dividends, interest and other receivables. . . . . .         540,730
 Other assets . . . . . . . . . . . . . . . . . . . .           1,600
                                                         ------------
  Total assets. . . . . . . . . . . . . . . . . . . .     478,507,064
                                                         ------------
 LIABILITIES
 Overdraft payable. . . . . . . . . . . . . . . . . .         346,158
 Collateral held for loaned securities. . . . . . . .      38,553,858
 Payable for securities purchased . . . . . . . . . .       4,403,022
 Investment management fees payable . . . . . . . . .         279,931
 Distribution fees payable -- Class IB. . . . . . . .          86,148
 Administrative fees payable. . . . . . . . . . . . .          11,849
 Trustees' fees payable . . . . . . . . . . . . . . .           4,481
 Accrued expenses . . . . . . . . . . . . . . . . . .          70,547
                                                         ------------
  Total liabilities . . . . . . . . . . . . . . . . .      43,755,994
                                                         ------------
 NET ASSETS . . . . . . . . . . . . . . . . . . . . .    $434,751,070
                                                         ============
 Net assets were comprised of:
 Paid in capital. . . . . . . . . . . . . . . . . . .    $415,682,940
 Accumulated undistributed net investment income. . .         822,549
 Accumulated undistributed net realized loss. . . . .     (18,261,815)
 Unrealized appreciation on investments . . . . . . .      36,507,396
                                                         ------------
  Net assets. . . . . . . . . . . . . . . . . . . . .    $434,751,070
                                                         ============
 CLASS IA
 Net asset value, offering and redemption price per
  share, $535,940 / 48,863 shares outstanding
  (unlimited amount authorized: $0.01 par value). . .    $      10.97
                                                         ============
 CLASS IB
 Net asset value, offering and redemption price per
  share, $434,215,130 / 39,583,324 shares outstanding
  (unlimited amount authorized: $0.01 par value). . .    $      10.97
                                                         ============
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)
 INVESTMENT INCOME
 Dividends (net of $1,202 foreign withholding tax). .    $  2,381,319
 Interest . . . . . . . . . . . . . . . . . . . . . .         111,148
 Securities lending (net) . . . . . . . . . . . . . .          20,072
                                                         ------------
  Total income. . . . . . . . . . . . . . . . . . . .       2,512,539
                                                         ------------
 EXPENSES
 Investment management fees . . . . . . . . . . . . .       1,286,521
 Distribution fees -- Class IB. . . . . . . . . . . .         428,532
 Administrative fees. . . . . . . . . . . . . . . . .          60,042
 Printing and mailing expenses. . . . . . . . . . . .          40,364
 Professional fees. . . . . . . . . . . . . . . . . .          21,416
 Custodian fees . . . . . . . . . . . . . . . . . . .          21,037
 Recoupment fees. . . . . . . . . . . . . . . . . . .          20,430
 Trustees' fees . . . . . . . . . . . . . . . . . . .           2,942
 Miscellaneous. . . . . . . . . . . . . . . . . . . .           3,557
                                                         ------------
  Gross expenses. . . . . . . . . . . . . . . . . . .       1,884,841
 Less:  Fees paid indirectly. . . . . . . . . . . . .        (102,992)
                                                         ------------
  Net expenses. . . . . . . . . . . . . . . . . . . .       1,781,849
                                                         ------------
 NET INVESTMENT INCOME  . . . . . . . . . . . . . . .         730,690
                                                         ------------
 REALIZED AND UNREALIZED GAIN (LOSS)
 Realized loss on securities. . . . . . . . . . . . .      (8,905,073)
 Net change in unrealized appreciation on securities.      53,973,309
                                                         ------------
 NET REALIZED AND UNREALIZED GAIN . . . . . . . . . .      45,068,236
                                                         ------------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS    $ 45,798,926
                                                         ============


STATEMENT OF CHANGES IN NET ASSETS
                                          SIX MONTHS ENDED
                                           JUNE 30, 2003        YEAR ENDED
                                            (UNAUDITED)      DECEMBER 31, 2002
                                          ----------------  -------------------
 INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS:
 Net investment income. . . . . . . . .    $    730,690        $    981,013
 Net realized loss on investments . . .      (8,905,073)         (8,622,299)
 Net change in unrealized appreciation
  (depreciation) on investments . . . .      53,973,309         (34,787,594)
                                           ------------        ------------
 NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS  . . . . . .      45,798,926         (42,428,880)
                                           ------------        ------------
 DIVIDENDS AND DISTRIBUTIONS:
 Dividends from net investment income
 Class IA . . . . . . . . . . . . . . .              --                (232)
 Class IB . . . . . . . . . . . . . . .              --            (645,485)
                                           ------------        ------------
                                                     --            (645,717)
                                           ------------        ------------
 Distributions from net realized capital
  gains
 Class IB . . . . . . . . . . . . . . .              --          (3,369,362)
                                           ------------        ------------
 TOTAL DIVIDENDS AND DISTRIBUTIONS  . .              --          (4,015,079)
                                           ------------        ------------
 CAPITAL SHARES TRANSACTIONS:
 CLASS IA*
 Capital shares sold [ 44,111 and 5,850
  shares, respectively ]. . . . . . . .         440,248              55,683
 Capital shares issued in reinvestment
  of dividends and distributions [ 0 and
  24 shares, respectively ] . . . . . .              --                 232
 Capital shares repurchased [ (1,118)
  and (4) shares, respectively ]. . . .         (10,547)                (46)
                                           ------------        ------------
 Total Class IA transactions. . . . . .         429,701              55,869
                                           ------------        ------------
 CLASS IB
 Capital shares sold [ 11,508,096 and
  19,478,082 shares, respectively ] . .     114,148,259         213,398,889
 Capital shares issued in reinvestment
  of dividends and distributions [ 0 and
  366,110 shares, respectively ]. . . .              --           4,014,847
 Capital shares repurchased [
  (2,418,842) and (4,554,716) shares,
  respectively ]. . . . . . . . . . . .     (23,717,510)        (48,100,617)
                                           ------------        ------------
 Total Class IB transactions. . . . . .      90,430,749         169,313,119
                                           ------------        ------------
 NET INCREASE IN NET ASSETS RESULTING
 FROM CAPITAL SHARE TRANSACTIONS  . . .      90,860,450         169,368,988
                                           ------------        ------------
 TOTAL INCREASE IN NET ASSETS . . . . .     136,659,376         122,925,029
 NET ASSETS:
 Beginning of period. . . . . . . . . .     298,091,694         175,166,665
                                           ------------        ------------
 End of period (a). . . . . . . . . . .    $434,751,070        $298,091,694
                                           ============        ============
 -----------
 (a)  Includes accumulated undistributed
  net investment income of. . . . . . .    $    822,549        $     91,859
                                           ------------        ------------

    *  Class IA commenced operations on October 2, 2002.

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/MARSICO FOCUS PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003 (UNAUDITED)
 ASSETS
 Investments at value (Cost $470,870,214) . . . . . .    $519,633,358
 Receivable for securities sold . . . . . . . . . . .       1,149,104
 Dividends, interest and other receivables. . . . . .         232,200
 Unrealized appreciation of forward foreign currency
  contracts . . . . . . . . . . . . . . . . . . . . .          52,616
 Other assets . . . . . . . . . . . . . . . . . . . .           1,202
                                                         ------------
  Total assets. . . . . . . . . . . . . . . . . . . .     521,068,480
                                                         ------------
 LIABILITIES
 Overdraft payable (Foreign cash $126). . . . . . . .          64,854
 Collateral held for loaned securities  . . . . . . .      10,550,034
 Payable for securities purchased . . . . . . . . . .       4,201,197
 Investment management fees payable . . . . . . . . .         332,736
 Distribution fees payable -- Class IB. . . . . . . .          99,377
 Administrative fees payable. . . . . . . . . . . . .          11,415
 Trustees' fees payable . . . . . . . . . . . . . . .           1,663
 Accrued expenses . . . . . . . . . . . . . . . . . .          54,447
                                                         ------------
  Total liabilities . . . . . . . . . . . . . . . . .      15,315,723
                                                         ------------
 NET ASSETS . . . . . . . . . . . . . . . . . . . . .    $505,752,757
                                                         ============
 Net assets were comprised of:
 Paid in capital. . . . . . . . . . . . . . . . . . .    $468,104,725
 Accumulated overdistributed net investment income. .        (276,429)
 Accumulated undistributed net realized loss. . . . .     (10,891,758)
 Unrealized appreciation on investments . . . . . . .      48,816,219
                                                         ------------
  Net assets. . . . . . . . . . . . . . . . . . . . .    $505,752,757
                                                         ============
 CLASS IA
 Net asset value, offering and redemption price per
  share, $1,324,508 / 114,060 shares outstanding
  (unlimited amount authorized: $0.01 par value). . .    $      11.61
                                                         ============
 CLASS IB
 Net asset value, offering and redemption price per
  share, $504,428,249 / 43,513,838 shares outstanding
  (unlimited amount authorized: $0.01 par value). . .    $      11.59
                                                         ============
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)
 INVESTMENT INCOME
 Dividends (net of $39,655 foreign withholding tax) .    $  1,137,594
 Interest . . . . . . . . . . . . . . . . . . . . . .         444,818
 Securities lending (net) . . . . . . . . . . . . . .           9,735
                                                         ------------
  Total income. . . . . . . . . . . . . . . . . . . .       1,592,147
                                                         ------------
 EXPENSES
 Investment management fees . . . . . . . . . . . . .       1,487,185
 Distribution fees -- Class IB. . . . . . . . . . . .         412,332
 Administrative fees. . . . . . . . . . . . . . . . .          56,715
 Printing and mailing expenses. . . . . . . . . . . .          37,885
 Professional fees. . . . . . . . . . . . . . . . . .          21,118
 Custodian fees . . . . . . . . . . . . . . . . . . .          11,227
 Trustees' fees . . . . . . . . . . . . . . . . . . .           2,902
 Miscellaneous. . . . . . . . . . . . . . . . . . . .           2,499
                                                         ------------
  Gross expenses. . . . . . . . . . . . . . . . . . .       2,031,863
 Less:  Waiver of investment management fees. . . . .        (129,231)
    Fees paid indirectly. . . . . . . . . . . . . . .         (34,329)
                                                         ------------
  Net expenses. . . . . . . . . . . . . . . . . . . .       1,868,303
                                                         ------------
 NET INVESTMENT LOSS  . . . . . . . . . . . . . . . .        (276,156)
                                                         ------------
 REALIZED AND UNREALIZED GAIN (LOSS)
 Realized loss on:
 Securities . . . . . . . . . . . . . . . . . . . . .      (3,086,937)
 Foreign currency transactions. . . . . . . . . . . .        (240,608)
                                                         ------------
  Net realized loss . . . . . . . . . . . . . . . . .      (3,327,545)
                                                         ------------
 Change in unrealized appreciation on:
 Securities . . . . . . . . . . . . . . . . . . . . .      55,599,428
 Foreign currency translations. . . . . . . . . . . .          52,889
                                                         ------------
  Net change in unrealized appreciation . . . . . . .      55,652,317
                                                         ------------
 NET REALIZED AND UNREALIZED GAIN . . . . . . . . . .      52,324,772
                                                         ------------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS    $ 52,048,616
                                                         ============


STATEMENT OF CHANGES IN NET ASSETS
                                          SIX MONTHS ENDED
                                           JUNE 30, 2003        YEAR ENDED
                                            (UNAUDITED)      DECEMBER 31, 2002
                                          ----------------  -------------------
 INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS:
 Net investment loss. . . . . . . . . .    $   (276,156)       $   (244,587)
 Net realized loss on investments and
  foreign currency transactions . . . .      (3,327,545)         (7,540,001)
 Net change in unrealized appreciation
  (depreciation) on investments and
  foreign currency translations . . . .      55,652,317          (7,251,420)
                                           ------------        ------------
 NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS  . . . . . .      52,048,616         (15,036,008)
                                           ------------        ------------
 DISTRIBUTIONS:
 Distributions from net realized capital
  gains
 Class IB . . . . . . . . . . . . . . .              --             (44,444)
                                           ------------        ------------
 CAPITAL SHARES TRANSACTIONS:
 CLASS IA*
 Capital shares sold [ 108,118 and 7,687
  shares, respectively ]. . . . . . . .       1,167,443              79,903
 Capital shares repurchased [ (1,712)
  and (33) shares, respectively ] . . .         (18,245)               (344)
                                           ------------        ------------
 Total Class IA transactions. . . . . .       1,149,198              79,559
                                           ------------        ------------
 CLASS IB
 Capital shares sold [ 24,928,895 and
  22,773,820 shares, respectively ] . .     266,256,540         246,083,979
 Capital shares issued in reinvestment
  of dividends and distributions [ 0 and
  3,793 shares, respectively ]. . . . .              --              44,444
 Capital shares repurchased [
  (1,638,460) and (3,369,641) shares,
  respectively ]. . . . . . . . . . . .     (17,374,739)        (36,746,175)
                                           ------------        ------------
 Total Class IB transactions. . . . . .     248,881,801         209,382,248
                                           ------------        ------------
 NET INCREASE IN NET ASSETS RESULTING
 FROM CAPITAL SHARE TRANSACTIONS  . . .     250,030,999         209,461,807
                                           ------------        ------------
 TOTAL INCREASE IN NET ASSETS . . . . .     302,079,615         194,381,355
 NET ASSETS:
 Beginning of period. . . . . . . . . .     203,673,142           9,291,787
                                           ------------        ------------
 End of period (a). . . . . . . . . . .    $505,752,757        $203,673,142
                                           ============        ============
 -----------
 (a)  Includes accumulated
  overdistributed net investment income
  of. . . . . . . . . . . . . . . . . .    $   (276,429)       $       (273)
                                           ------------        ------------
    *  Class IA commenced operations on October 2, 2002.

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/MERCURY BASIC VALUE EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003 (UNAUDITED)
 ASSETS
 Investments at value (Cost $910,252,238) . . . . . .    $900,781,467
 Cash . . . . . . . . . . . . . . . . . . . . . . . .         971,567
 Dividends, interest and other receivables. . . . . .         927,296
 Other assets . . . . . . . . . . . . . . . . . . . .           3,500
                                                         ------------
  Total assets. . . . . . . . . . . . . . . . . . . .     902,683,830
                                                         ------------
 LIABILITIES
 Collateral held for loaned securities  . . . . . . .      63,923,839
 Investment management fees payable . . . . . . . . .         484,731
 Distribution fees payable -- Class IB. . . . . . . .         168,335
 Administrative fees payable. . . . . . . . . . . . .          19,404
 Trustees' fees payable . . . . . . . . . . . . . . .          14,887
 Accrued expenses . . . . . . . . . . . . . . . . . .         122,779
                                                         ------------
  Total liabilities . . . . . . . . . . . . . . . . .      64,733,975
                                                         ------------
 NET ASSETS . . . . . . . . . . . . . . . . . . . . .    $837,949,855
                                                         ============
 Net assets were comprised of:
 Paid in capital. . . . . . . . . . . . . . . . . . .    $881,363,363
 Accumulated undistributed net investment income. . .       3,194,127
 Accumulated undistributed net realized loss. . . . .     (37,136,864)
 Unrealized depreciation on investments . . . . . . .      (9,470,771)
                                                         ------------
  Net assets. . . . . . . . . . . . . . . . . . . . .    $837,949,855
                                                         ============
 CLASS IA
 Net asset value, offering and redemption price per
  share, $854,262 / 68,868 shares outstanding
  (unlimited amount authorized: $0.01 par value). . .    $      12.40
                                                         ============
 CLASS IB
 Net asset value, offering and redemption price per
  share, $837,095,593 / 67,454,439 shares outstanding
  (unlimited amount authorized: $0.01 par value). . .    $      12.41
                                                         ============
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)
 INVESTMENT INCOME
 Dividends (net of $55,370 foreign withholding tax) .    $  6,393,414
 Interest . . . . . . . . . . . . . . . . . . . . . .         159,822
 Securities lending (net) . . . . . . . . . . . . . .          47,777
                                                         ------------
  Total income. . . . . . . . . . . . . . . . . . . .       6,601,013
                                                         ------------
 EXPENSES
 Investment management fees . . . . . . . . . . . . .       2,163,755
 Distribution fees -- Class IB. . . . . . . . . . . .         901,250
 Administrative fees. . . . . . . . . . . . . . . . .         111,254
 Recoupment fees. . . . . . . . . . . . . . . . . . .         111,089
 Printing and mailing expenses. . . . . . . . . . . .          86,156
 Professional fees. . . . . . . . . . . . . . . . . .          25,159
 Custodian fees . . . . . . . . . . . . . . . . . . .          12,686
 Trustees' fees . . . . . . . . . . . . . . . . . . .           4,502
 Miscellaneous. . . . . . . . . . . . . . . . . . . .           7,910
                                                         ------------
  Gross expenses. . . . . . . . . . . . . . . . . . .       3,423,761
 Less:  Fees paid indirectly. . . . . . . . . . . . .         (19,503)
                                                         ------------
  Net expenses. . . . . . . . . . . . . . . . . . . .       3,404,258
                                                         ------------
 NET INVESTMENT INCOME  . . . . . . . . . . . . . . .       3,196,755
                                                         ------------
 REALIZED AND UNREALIZED GAIN (LOSS)
 Realized loss on securities. . . . . . . . . . . . .      (4,553,386)
 Net change in unrealized appreciation on securities.      76,952,789
                                                         ------------
 NET REALIZED AND UNREALIZED GAIN . . . . . . . . . .      72,399,403
                                                         ------------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS    $ 75,596,158
                                                         ============


STATEMENT OF CHANGES IN NET ASSETS
                                          SIX MONTHS ENDED
                                           JUNE 30, 2003        YEAR ENDED
                                            (UNAUDITED)      DECEMBER 31, 2002
                                          ----------------  -------------------
 INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS:
 Net investment income. . . . . . . . .    $  3,196,755       $   4,723,849
 Net realized loss on investments . . .      (4,553,386)        (25,078,423)
 Net change in unrealized appreciation
  (depreciation) on investments . . . .      76,952,789        (102,818,065)
                                           ------------       -------------
 NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS  . . . . . .      75,596,158        (123,172,639)
                                           ------------       -------------
 DIVIDENDS AND DISTRIBUTIONS:
 Dividends from net investment income
 Class IA . . . . . . . . . . . . . . .              --                (552)
 Class IB . . . . . . . . . . . . . . .              --          (4,804,113)
                                           ------------       -------------
                                                     --          (4,804,665)
                                           ------------       -------------
 Distributions from net realized capital
  gains
 Class IB . . . . . . . . . . . . . . .              --          (6,748,245)
                                           ------------       -------------
 TOTAL DIVIDENDS AND DISTRIBUTIONS  . .              --         (11,552,910)
                                           ------------       -------------
 CAPITAL SHARES TRANSACTIONS:
 CLASS IA*
 Capital shares sold [ 63,866 and 6,224
  shares, respectively ]. . . . . . . .         724,187              65,966
 Capital shares issued in reinvestment
  of dividends and distributions [ 0 and
  49 shares, respectively ] . . . . . .              --                 552
 Capital shares repurchased [ (1,264)
  and (7) shares, respectively ]. . . .         (14,097)                (81)
                                           ------------       -------------
 Total Class IA transactions. . . . . .         710,090              66,437
                                           ------------       -------------
 CLASS IB
 Capital shares sold [ 11,243,537 and
  20,835,355 shares, respectively ] . .     127,370,781         260,063,964
 Capital shares issued in reinvestment
  of dividends and distributions [ 0 and
  946,211 shares, respectively ]. . . .              --          11,552,358
 Capital shares repurchased [
  (4,094,845) and (5,993,777) shares,
  respectively ]. . . . . . . . . . . .     (46,356,864)        (69,477,973)
                                           ------------       -------------
 Total Class IB transactions. . . . . .      81,013,917         202,138,349
                                           ------------       -------------
 NET INCREASE IN NET ASSETS RESULTING
 FROM CAPITAL SHARE TRANSACTIONS  . . .      81,724,007         202,204,786
                                           ------------       -------------
 TOTAL INCREASE IN NET ASSETS . . . . .     157,320,165          67,479,237
 NET ASSETS:
 Beginning of period. . . . . . . . . .     680,629,690         613,150,453
                                           ------------       -------------
 End of period (a). . . . . . . . . . .    $837,949,855       $ 680,629,690
                                           ============       =============
 -----------
 (a)  Includes accumulated undistributed
  (overdistributed) net investment
  income of . . . . . . . . . . . . . .    $  3,194,127       $      (2,628)
                                           ------------       -------------
    *  Class IA commenced operations on October 2, 2002.

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/MFS EMERGING GROWTH COMPANIES PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003 (UNAUDITED)
 ASSETS
 Investments at value (Cost $880,945,820) . . . . .    $   951,421,786
 Cash . . . . . . . . . . . . . . . . . . . . . . .          1,520,365
 Short-term investments held as collateral for
  loaned securities . . . . . . . . . . . . . . . .              6,925
 Receivable for securities sold . . . . . . . . . .          6,451,699
 Dividends, interest and other receivables. . . . .            196,298
 Other assets . . . . . . . . . . . . . . . . . . .              4,403
                                                       ---------------
  Total assets. . . . . . . . . . . . . . . . . . .        959,601,476
                                                       ---------------
 LIABILITIES
 Collateral held for loaned securities  . . . . . .         75,720,655
 Payable for securities purchased . . . . . . . . .          3,283,065
 Investment management fees payable . . . . . . . .            472,003
 Distribution fees payable -- Class IB. . . . . . .            161,652
 Administrative fees payable. . . . . . . . . . . .             45,390
 Trustees' fees payable . . . . . . . . . . . . . .             30,528
 Accrued expenses . . . . . . . . . . . . . . . . .            161,080
                                                       ---------------
  Total liabilities . . . . . . . . . . . . . . . .         79,874,373
                                                       ---------------
 NET ASSETS . . . . . . . . . . . . . . . . . . . .    $   879,727,103
                                                       ===============
 Net assets were comprised of:
 Paid in capital. . . . . . . . . . . . . . . . . .    $ 1,950,379,847
 Accumulated overdistributed net investment income.         (1,148,837)
 Accumulated undistributed net realized loss. . . .     (1,139,981,537)
 Unrealized appreciation on investments . . . . . .         70,477,630
                                                       ---------------
  Net assets. . . . . . . . . . . . . . . . . . . .    $   879,727,103
                                                       ===============
 CLASS IA
 Net asset value, offering and redemption price per
  share, $25,502,241 / 2,417,754 shares outstanding
  (unlimited amount authorized: $0.01 par value). .    $         10.55
                                                       ===============
 CLASS IB
 Net asset value, offering and redemption price per
  share, $854,224,862 / 82,031,328 shares
  outstanding (unlimited amount authorized: $0.01
  par value). . . . . . . . . . . . . . . . . . . .    $         10.41
                                                       ===============
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)
 INVESTMENT INCOME
 Dividends (net of $32,799 foreign withholding tax)    $     2,494,311
 Interest . . . . . . . . . . . . . . . . . . . . .            133,417
 Securities lending (net) . . . . . . . . . . . . .             44,934
                                                       ---------------
  Total income. . . . . . . . . . . . . . . . . . .          2,672,662
                                                       ---------------
 EXPENSES
 Investment management fees . . . . . . . . . . . .          2,578,824
 Distribution fees -- Class IB. . . . . . . . . . .            963,128
 Administrative fees. . . . . . . . . . . . . . . .            137,517
 Printing and mailing expenses. . . . . . . . . . .             95,424
 Custodian fees . . . . . . . . . . . . . . . . . .             31,290
 Professional fees. . . . . . . . . . . . . . . . .             25,978
 Trustees' fees . . . . . . . . . . . . . . . . . .              7,223
 Miscellaneous. . . . . . . . . . . . . . . . . . .             10,053
                                                       ---------------
  Gross expenses. . . . . . . . . . . . . . . . . .          3,849,437
 Less:  Fees paid indirectly. . . . . . . . . . . .            (53,545)
                                                       ---------------
  Net expenses. . . . . . . . . . . . . . . . . . .          3,795,892
                                                       ---------------
 NET INVESTMENT LOSS  . . . . . . . . . . . . . . .         (1,123,230)
                                                       ---------------
 REALIZED AND UNREALIZED GAIN (LOSS)
 Realized loss on:
 Securities . . . . . . . . . . . . . . . . . . . .        (33,532,888)
 Foreign currency transactions. . . . . . . . . . .            (10,290)
                                                       ---------------
  Net realized loss . . . . . . . . . . . . . . . .        (33,543,178)
                                                       ---------------
 Change in unrealized appreciation on:
 Securities . . . . . . . . . . . . . . . . . . . .        153,207,716
 Foreign currency translations. . . . . . . . . . .              1,099
                                                       ---------------
  Net change in unrealized appreciation . . . . . .        153,208,815
                                                       ---------------
 NET REALIZED AND UNREALIZED GAIN . . . . . . . . .        119,665,637
                                                       ---------------
 NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS . . . . . . . . . . . . . . . . . . . .    $   118,542,407
                                                       ===============


STATEMENT OF CHANGES IN NET ASSETS
                                          SIX MONTHS ENDED
                                           JUNE 30, 2003        YEAR ENDED
                                            (UNAUDITED)      DECEMBER 31, 2002
                                          ----------------  -------------------
 INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS:
 Net investment loss. . . . . . . . . .    $ (1,123,230)      $   (4,048,181)
 Net realized loss on investments and
  foreign currency transactions . . . .     (33,543,178)        (365,988,103)
 Net change in unrealized appreciation
  (depreciation) on investments and
  foreign currency translations . . . .     153,208,815          (90,148,962)
                                           ------------       --------------
 NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS  . . . . . .     118,542,407         (460,185,246)
                                           ------------       --------------
 CAPITAL SHARES TRANSACTIONS:
 CLASS IA
 Capital shares sold [ 613,779 and
  2,827,670 shares, respectively ]. . .       5,907,414           33,158,643
 Capital shares repurchased [ (679,628)
  and (3,520,783) shares, respectively ]     (6,505,583)         (40,203,258)
                                           ------------       --------------
 Total Class IA transactions. . . . . .        (598,169)          (7,044,615)
                                           ------------       --------------
 CLASS IB
 Capital shares sold [ 5,731,080 and
  26,277,017 shares, respectively ] . .      54,341,567          291,564,029
 Capital shares repurchased [
  (7,932,153) and (41,552,192) shares,
  respectively ]. . . . . . . . . . . .     (73,202,643)        (450,884,286)
                                           ------------       --------------
 Total Class IB transactions. . . . . .     (18,861,076)        (159,320,257)
                                           ------------       --------------
 NET DECREASE IN NET ASSETS RESULTING
 FROM CAPITAL SHARE TRANSACTIONS  . . .     (19,459,245)        (166,364,872)
                                           ------------       --------------
 TOTAL INCREASE (DECREASE) IN NET ASSETS     99,083,162         (626,550,118)
 NET ASSETS:
 Beginning of period. . . . . . . . . .     780,643,941        1,407,194,059
                                           ------------       --------------
 End of period (a). . . . . . . . . . .    $879,727,103       $  780,643,941
                                           ============       ==============
 -----------
 (a)  Includes accumulated
  overdistributed net investment income
  of. . . . . . . . . . . . . . . . . .    $ (1,148,837)      $      (25,607)
                                           ------------       --------------

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/MFS INVESTORS TRUST PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003 (UNAUDITED)
 ASSETS
 Investments at value (Cost $241,930,094) . . . . . .    $248,229,441
 Cash (Foreign cash $1,109) . . . . . . . . . . . . .         208,379
 Receivable for securities sold . . . . . . . . . . .       1,978,501
 Dividends, interest and other receivables. . . . . .         252,551
 Other assets . . . . . . . . . . . . . . . . . . . .           1,103
                                                         ------------
  Total assets. . . . . . . . . . . . . . . . . . . .     250,669,975
                                                         ------------
 LIABILITIES
 Collateral held for loaned securities  . . . . . . .       4,512,800
 Payable for securities purchased . . . . . . . . . .       1,950,869
 Investment management fees payable . . . . . . . . .         126,307
 Distribution fees payable -- Class IB. . . . . . . .          45,747
 Administrative fees payable. . . . . . . . . . . . .           6,896
 Trustees' fees payable . . . . . . . . . . . . . . .           3,641
 Accrued expenses . . . . . . . . . . . . . . . . . .          50,778
                                                         ------------
  Total liabilities . . . . . . . . . . . . . . . . .       6,697,038
                                                         ------------
 NET ASSETS . . . . . . . . . . . . . . . . . . . . .    $243,972,937
                                                         ============
 Net assets were comprised of:
 Paid in capital. . . . . . . . . . . . . . . . . . .    $316,009,456
 Accumulated undistributed net investment income. . .         752,677
 Accumulated undistributed net realized loss. . . . .     (79,089,054)
 Unrealized appreciation on investments . . . . . . .       6,299,858
                                                         ------------
  Net assets. . . . . . . . . . . . . . . . . . . . .    $243,972,937
                                                         ============
 CLASS IA
 Net asset value, offering and redemption price per
  share, $85,939 / 11,202 shares outstanding
  (unlimited amount authorized: $0.01 par value). . .    $       7.67
                                                         ============
 CLASS IB
 Net asset value, offering and redemption price per
  share, $243,886,998 / 31,801,450 shares outstanding
  (unlimited amount authorized: $0.01 par value). . .    $       7.67
                                                         ============
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)
 INVESTMENT INCOME
 Dividends (net of $15,447 foreign withholding tax) .    $  1,700,007
 Interest . . . . . . . . . . . . . . . . . . . . . .          44,197
 Securities lending (net) . . . . . . . . . . . . . .           6,322
                                                         ------------
  Total income. . . . . . . . . . . . . . . . . . . .       1,750,526
                                                         ------------
 EXPENSES
 Investment management fees . . . . . . . . . . . . .         637,973
 Distribution fees -- Class IB. . . . . . . . . . . .         265,722
 Administrative fees. . . . . . . . . . . . . . . . .          44,511
 Custodian fees . . . . . . . . . . . . . . . . . . .          28,313
 Printing and mailing expenses. . . . . . . . . . . .          25,475
 Professional fees. . . . . . . . . . . . . . . . . .          20,245
 Trustees' fees . . . . . . . . . . . . . . . . . . .           1,779
 Miscellaneous. . . . . . . . . . . . . . . . . . . .           2,560
                                                         ------------
  Gross expenses. . . . . . . . . . . . . . . . . . .       1,026,579
 Less:  Waiver of investment management fees. . . . .         (15,939)
    Fees paid indirectly. . . . . . . . . . . . . . .         (15,832)
                                                         ------------
  Net expenses. . . . . . . . . . . . . . . . . . . .         994,807
                                                         ------------
 NET INVESTMENT INCOME  . . . . . . . . . . . . . . .         755,719
                                                         ------------
 REALIZED AND UNREALIZED GAIN (LOSS)
 Realized loss on:
 Securities . . . . . . . . . . . . . . . . . . . . .      (7,308,690)
 Foreign currency transactions. . . . . . . . . . . .          (6,780)
                                                         ------------
  Net realized loss . . . . . . . . . . . . . . . . .      (7,315,470)
                                                         ------------
 Change in unrealized appreciation (depreciation) on:
 Securities . . . . . . . . . . . . . . . . . . . . .      25,852,558
 Foreign currency translations. . . . . . . . . . . .          (2,532)
                                                         ------------
  Net change in unrealized appreciation . . . . . . .      25,850,026
                                                         ------------
 NET REALIZED AND UNREALIZED GAIN . . . . . . . . . .      18,534,556
                                                         ------------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS    $ 19,290,275
                                                         ============

STATEMENT OF CHANGES IN NET ASSETS
                                          SIX MONTHS ENDED
                                           JUNE 30, 2003        YEAR ENDED
                                            (UNAUDITED)      DECEMBER 31, 2002
                                          ----------------  -------------------
 INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS:
 Net investment income. . . . . . . . .    $    755,719        $  1,161,369
 Net realized loss on investments and
  foreign currency transactions . . . .      (7,315,470)        (32,567,336)
 Net change in unrealized appreciation
  (depreciation) on investments and
  foreign currency translations . . . .      25,850,026         (21,699,255)
                                           ------------        ------------
 NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS  . . . . . .      19,290,275         (53,105,222)
                                           ------------        ------------
 DIVIDENDS:
 Dividends from net investment income
 Class IA . . . . . . . . . . . . . . .              (6)               (694)
 Class IB . . . . . . . . . . . . . . .         (15,781)         (1,221,221)
                                           ------------        ------------
                                                (15,787)         (1,221,915)
                                           ------------        ------------
 CAPITAL SHARES TRANSACTIONS:
 CLASS IA*
 Capital shares sold [ 4 and 11,099
  shares, respectively ]. . . . . . . .              28             100,000
 Capital shares issued in reinvestment
  of dividends and distributions [ 1 and
  98 shares, respectively ] . . . . . .               6                 694
                                           ------------        ------------
 Total Class IA transactions. . . . . .              34             100,694
                                           ------------        ------------
 CLASS IB
 Capital shares sold [ 5,271,904 and
  5,750,630 shares, respectively ]. . .      37,761,413          44,329,817
 Capital shares issued in reinvestment
  of dividends and distributions [ 2,014
  and 171,398 shares,
  respectively ]. . . . . . . . . . . .          15,781           1,221,221
 Capital shares repurchased [
  (2,030,441) and (4,566,947) shares,
  respectively ]. . . . . . . . . . . .     (14,298,553)        (34,143,159)
                                           ------------        ------------
 Total Class IB transactions. . . . . .      23,478,641          11,407,879
                                           ------------        ------------
 NET INCREASE IN NET ASSETS RESULTING
 FROM CAPITAL SHARE TRANSACTIONS  . . .      23,478,675          11,508,573
                                           ------------        ------------
 TOTAL INCREASE (DECREASE) IN NET ASSETS     42,753,163         (42,818,564)
 NET ASSETS:
 Beginning of period. . . . . . . . . .     201,219,774         244,038,338
                                           ------------        ------------
 End of period (a). . . . . . . . . . .    $243,972,937        $201,219,774
                                           ============        ============
 -----------
 (a)  Includes accumulated undistributed
  net investment income of. . . . . . .    $    752,677        $     12,745
                                           ------------        ------------
    *  Class IA commenced operations on March 25, 2002.

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/MONEY MARKET PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003 (UNAUDITED)
 ASSETS
 Investments at value (Amortized Cost
  $1,921,639,157) . . . . . . . . . . . . . . . . .    $1,921,639,157
 Cash . . . . . . . . . . . . . . . . . . . . . . .           403,840
 Dividends, interest and other receivables. . . . .           926,136
 Other assets . . . . . . . . . . . . . . . . . . .            11,521
                                                       --------------
  Total assets. . . . . . . . . . . . . . . . . . .     1,922,980,654
                                                       --------------
 LIABILITIES
 Investment management fees payable . . . . . . . .           522,357
 Distribution fees payable -- Class IB. . . . . . .           232,477
 Trustees' fees payable . . . . . . . . . . . . . .            61,966
 Administrative fees payable. . . . . . . . . . . .            23,768
 Accrued expenses . . . . . . . . . . . . . . . . .           500,956
                                                       --------------
  Total liabilities . . . . . . . . . . . . . . . .         1,341,524
                                                       --------------
 NET ASSETS . . . . . . . . . . . . . . . . . . . .    $1,921,639,130
                                                       ==============
 Net assets were comprised of:
 Paid in capital. . . . . . . . . . . . . . . . . .    $1,914,140,094
 Accumulated undistributed net investment income. .         7,597,652
 Accumulated undistributed net realized loss. . . .           (98,616)
                                                       --------------
  Net assets. . . . . . . . . . . . . . . . . . . .    $1,921,639,130
                                                       ==============
 CLASS IA
 Net asset value, offering and redemption price per
  share, $784,010,924 / 75,213,842 shares
  outstanding (unlimited amount authorized: $0.01
  par value). . . . . . . . . . . . . . . . . . . .    $        10.42
                                                       ==============
 CLASS IB
 Net asset value, offering and redemption price per
  share, $1,137,628,206 / 109,856,919 shares
  outstanding (unlimited amount authorized: $0.01
  par value). . . . . . . . . . . . . . . . . . . .    $        10.36
                                                       ==============
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)
 INVESTMENT INCOME
 Interest . . . . . . . . . . . . . . . . . . . . .    $   13,253,782
                                                       --------------
 EXPENSES
 Investment management fees . . . . . . . . . . . .         3,279,295
 Distribution fees -- Class IB. . . . . . . . . . .         1,478,349
 Administrative fees. . . . . . . . . . . . . . . .           293,101
 Printing and mailing expenses. . . . . . . . . . .           244,476
 Custodian fees . . . . . . . . . . . . . . . . . .           202,566
 Professional fees. . . . . . . . . . . . . . . . .            38,593
 Trustees' fees . . . . . . . . . . . . . . . . . .            19,590
 Miscellaneous. . . . . . . . . . . . . . . . . . .            24,382
                                                       --------------
  Total expenses. . . . . . . . . . . . . . . . . .         5,580,352
                                                       --------------
 NET INVESTMENT INCOME  . . . . . . . . . . . . . .         7,673,430
                                                       --------------
 REALIZED GAIN
 Realized gain on securities. . . . . . . . . . . .             7,618
                                                       --------------
 NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS . . . . . . . . . . . . . . . . . . . .    $    7,681,048
                                                       ==============

STATEMENT OF CHANGES IN NET ASSETS
                                          SIX MONTHS ENDED
                                           JUNE 30, 2003        YEAR ENDED
                                            (UNAUDITED)      DECEMBER 31, 2002
                                          ----------------  -------------------
 INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS:
 Net investment income. . . . . . . . .   $    7,673,430     $    26,406,625
 Net realized gain on investments . . .            7,618               8,759
                                          --------------     ---------------
 NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS  . . . . . . . . . . .        7,681,048          26,415,384
                                          --------------     ---------------
 DIVIDENDS:
 Dividends from net investment income
 Class IA . . . . . . . . . . . . . . .          (30,137)        (12,027,468)
 Class IB . . . . . . . . . . . . . . .          (43,210)        (14,334,567)
                                          --------------     ---------------
                                                 (73,347)        (26,362,035)
                                          --------------     ---------------
 CAPITAL SHARES TRANSACTIONS:
 CLASS IA
 Capital shares sold [ 26,985,189 and
  126,635,320 shares, respectively ]. .      280,555,012       1,321,231,057
 Capital shares issued in reinvestment
  of dividends [ 2,892 and 1,159,484
  shares,
  respectively ]. . . . . . . . . . . .           30,137          12,027,468
 Capital shares repurchased [
  (32,220,815) and (130,336,214) shares,
  respectively ]. . . . . . . . . . . .     (335,080,721)     (1,359,782,568)
                                          --------------     ---------------
 Total Class IA transactions. . . . . .      (54,495,572)        (26,524,043)
                                          --------------     ---------------
 CLASS IB
 Capital shares sold [ 81,434,679 and
  203,982,155 shares, respectively ]. .      841,950,074       2,118,454,691
 Capital shares issued in reinvestment
  of dividends [ 4,174 and 1,389,156
  shares,
  respectively ]. . . . . . . . . . . .           43,210          14,334,567
 Capital shares repurchased [
  (88,744,582) and (200,150,051) shares,
  respectively ]. . . . . . . . . . . .     (917,599,635)     (2,078,062,970)
                                          --------------     ---------------
 Total Class IB transactions. . . . . .      (75,606,351)         54,726,288
                                          --------------     ---------------
 NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE
 TRANSACTIONS . . . . . . . . . . . . .     (130,101,923)         28,202,245
                                          --------------     ---------------
 TOTAL INCREASE (DECREASE) IN NET ASSETS    (122,494,222)         28,255,594
 NET ASSETS:
 Beginning of period. . . . . . . . . .    2,044,133,352       2,015,877,758
                                          --------------     ---------------
 End of period (a). . . . . . . . . . .   $1,921,639,130     $ 2,044,133,352
                                          ==============     ===============
 -----------
 (a)  Includes accumulated undistributed
  (overdistributed) net investment
  income of . . . . . . . . . . . . . .   $    7,597,652     $        (2,431)
                                          --------------     ---------------

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/PUTNAM GROWTH & INCOME VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003 (UNAUDITED)
 ASSETS
 Investments at value (Cost $566,259,510) . . . . .    $ 556,319,672
 Cash . . . . . . . . . . . . . . . . . . . . . . .          157,825
 Receivable for securities sold . . . . . . . . . .        2,216,294
 Dividends, interest and other receivables. . . . .        1,009,330
 Other assets . . . . . . . . . . . . . . . . . . .            2,524
                                                       -------------
  Total assets. . . . . . . . . . . . . . . . . . .      559,705,645
                                                       -------------
 LIABILITIES
 Collateral held for loaned securities. . . . . . .       17,634,440
 Payable for securities purchased . . . . . . . . .        3,662,159
 Investment management fees payable . . . . . . . .          291,495
 Distribution fees payable -- Class IB. . . . . . .          106,960
 Trustees' fees payable . . . . . . . . . . . . . .           23,660
 Administrative fees payable. . . . . . . . . . . .           14,667
 Accrued expenses . . . . . . . . . . . . . . . . .           98,301
                                                       -------------
  Total liabilities . . . . . . . . . . . . . . . .       21,831,682
                                                       -------------
 NET ASSETS . . . . . . . . . . . . . . . . . . . .    $ 537,873,963
                                                       =============
 Net assets were comprised of:
 Paid in capital. . . . . . . . . . . . . . . . . .    $ 648,913,284
 Accumulated undistributed net investment income. .        3,512,796
 Accumulated undistributed net realized loss. . . .     (104,612,279)
 Unrealized depreciation on investments . . . . . .       (9,939,838)
                                                       -------------
  Net assets. . . . . . . . . . . . . . . . . . . .    $ 537,873,963
                                                       =============
 CLASS IA
 Net asset value, offering and redemption price per
  share, $90,509 / 9,063 shares outstanding
  (unlimited amount authorized: $0.01 par value). .    $        9.99
                                                       =============
 CLASS IB
 Net asset value, offering and redemption price per
  share, $537,783,454 / 53,796,454 shares
  outstanding (unlimited amount authorized: $0.01
  par value). . . . . . . . . . . . . . . . . . . .    $       10.00
                                                       =============
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)
 INVESTMENT INCOME
 Dividends (net of $332 foreign withholding tax). .    $   5,659,383
 Interest . . . . . . . . . . . . . . . . . . . . .          104,844
 Securities lending (net) . . . . . . . . . . . . .            9,776
                                                       -------------
  Total income. . . . . . . . . . . . . . . . . . .        5,774,003
                                                       -------------
 EXPENSES
 Investment management fees . . . . . . . . . . . .        1,431,750
 Distribution fees -- Class IB. . . . . . . . . . .          596,471
 Administrative fees. . . . . . . . . . . . . . . .           84,660
 Printing and mailing expenses. . . . . . . . . . .           57,074
 Custodian fees . . . . . . . . . . . . . . . . . .           31,179
 Recoupment fees. . . . . . . . . . . . . . . . . .           30,138
 Professional fees. . . . . . . . . . . . . . . . .           22,832
 Trustees' fees . . . . . . . . . . . . . . . . . .            3,375
 Miscellaneous. . . . . . . . . . . . . . . . . . .            5,709
                                                       -------------
  Gross expenses. . . . . . . . . . . . . . . . . .        2,263,188
 Less:  Fees paid indirectly. . . . . . . . . . . .          (20,178)
                                                       -------------
  Net expenses. . . . . . . . . . . . . . . . . . .        2,243,010
                                                       -------------
 NET INVESTMENT INCOME  . . . . . . . . . . . . . .        3,530,993
                                                       -------------
 REALIZED AND UNREALIZED GAIN (LOSS)
 Realized gain (loss) on:
 Securities . . . . . . . . . . . . . . . . . . . .      (37,016,821)
 Options written. . . . . . . . . . . . . . . . . .            6,036
                                                       -------------
  Net realized loss . . . . . . . . . . . . . . . .      (37,010,785)
                                                       -------------
 Net change in unrealized appreciation on securities      86,948,084
                                                       -------------
 NET REALIZED AND UNREALIZED GAIN . . . . . . . . .       49,937,299
                                                       -------------
 NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS . . . . . . . . . . . . . . . . . . . .    $  53,468,292
                                                       =============

STATEMENT OF CHANGES IN NET ASSETS
                                          SIX MONTHS ENDED
                                           JUNE 30, 2003        YEAR ENDED
                                            (UNAUDITED)      DECEMBER 31, 2002
                                          ----------------  -------------------
 INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS:
 Net investment income. . . . . . . . .    $  3,530,993       $   6,840,518
 Net realized loss on investments . . .     (37,010,785)        (39,305,154)
 Net change in unrealized appreciation
  (depreciation) on investments . . . .      86,948,084         (82,104,059)
                                           ------------       -------------
 NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS  . . . . . .      53,468,292        (114,568,695)
                                           ------------       -------------
 DIVIDENDS:
 Dividends from net investment income
 Class IA . . . . . . . . . . . . . . .              --                (921)
 Class IB . . . . . . . . . . . . . . .              --          (7,202,021)
                                           ------------       -------------
                                                     --          (7,202,942)
                                           ------------       -------------
 CAPITAL SHARES TRANSACTIONS:
 CLASS IA*
 Capital shares sold [ 3,206 and 5,780
  shares, respectively ]. . . . . . . .          26,160              50,000
 Capital shares issued in reinvestment
  of dividends [ 0 and 103 shares,
  respectively ]. . . . . . . . . . . .              --                 921
 Capital shares repurchased [ (26) and
  (0) shares, respectively ]. . . . . .            (239)                 --
                                           ------------       -------------
 Total Class IA transactions. . . . . .          25,921              50,921
                                           ------------       -------------
 CLASS IB
 Capital shares sold [ 5,580,285 and
  7,071,475 shares, respectively ]. . .      50,979,694          69,649,018
 Capital shares issued in reinvestment
  of dividends [ 0 and 794,617 shares,
  respectively ]. . . . . . . . . . . .              --           7,202,021
 Capital shares repurchased [
  (4,165,802) and (7,756,764) shares,
  respectively ]. . . . . . . . . . . .     (37,452,000)        (73,660,503)
                                           ------------       -------------
 Total Class IB transactions. . . . . .      13,527,694           3,190,536
                                           ------------       -------------
 NET INCREASE IN NET ASSETS RESULTING
 FROM CAPITAL SHARE TRANSACTIONS  . . .      13,553,615           3,241,457
                                           ------------       -------------
 TOTAL INCREASE (DECREASE) IN NET ASSETS     67,021,907        (118,530,180)
 NET ASSETS:
 Beginning of period. . . . . . . . . .     470,852,056         589,382,236
                                           ------------       -------------
 End of period (a). . . . . . . . . . .    $537,873,963       $ 470,852,056
                                           ============       =============
 -----------
 (a)  Includes accumulated undistributed
  (overdistributed) net investment
  income of . . . . . . . . . . . . . .    $  3,512,796       $     (18,197)
                                           ------------       -------------

    *  Class IA commenced operations on October 2, 2002.

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/PUTNAM INTERNATIONAL EQUITY PORTFOLIO


STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003 (UNAUDITED)
 ASSETS
 Investments at value (Cost $645,045,420) . . . . .    $ 640,234,910
 Cash (Foreign cash $299,126) . . . . . . . . . . .          330,345
 Dividends, interest and other receivables. . . . .        1,426,876
 Receivable for securities sold . . . . . . . . . .        1,375,910
 Other assets . . . . . . . . . . . . . . . . . . .            2,441
                                                       -------------
  Total assets. . . . . . . . . . . . . . . . . . .      643,370,482
                                                       -------------
 LIABILITIES
 Collateral held for loaned securities  . . . . . .       87,297,659
 Payable for securities purchased . . . . . . . . .        4,300,120
 Investment management fees payable . . . . . . . .          432,175
 Distribution fees payable -- Class IB. . . . . . .          112,061
 Trustees' fees payable . . . . . . . . . . . . . .           30,309
 Administrative fees payable. . . . . . . . . . . .            7,768
 Accrued expenses . . . . . . . . . . . . . . . . .          219,031
                                                       -------------
  Total liabilities . . . . . . . . . . . . . . . .       92,399,123
                                                       -------------
 NET ASSETS . . . . . . . . . . . . . . . . . . . .    $ 550,971,359
                                                       =============
 Net assets were comprised of:
 Paid in capital. . . . . . . . . . . . . . . . . .    $ 744,960,509
 Accumulated undistributed net investment income. .        5,014,122
 Accumulated undistributed net realized loss. . . .     (194,288,296)
 Unrealized depreciation on investments . . . . . .       (4,714,976)
                                                       -------------
  Net assets. . . . . . . . . . . . . . . . . . . .    $ 550,971,359
                                                       =============
 CLASS IA
 Net asset value, offering and redemption price per
  share, $740,684 / 80,257 shares outstanding
  (unlimited amount authorized: $0.01 par value). .    $        9.23
                                                       =============
 CLASS IB
 Net asset value, offering and redemption price per
  share, $550,230,675 / 59,666,679 shares
  outstanding (unlimited amount authorized: $0.01
  par value). . . . . . . . . . . . . . . . . . . .    $        9.22
                                                       =============

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)
 INVESTMENT INCOME
 Dividends (net of $950,392 foreign withholding tax)   $   8,079,499
 Interest . . . . . . . . . . . . . . . . . . . . .           25,247
 Securities lending (net) . . . . . . . . . . . . .          115,365
                                                       -------------
  Total income. . . . . . . . . . . . . . . . . . .        8,220,111
                                                       -------------
 EXPENSES
 Investment management fees . . . . . . . . . . . .        2,027,037
 Distribution fees -- Class IB. . . . . . . . . . .          595,760
 Custodian fees . . . . . . . . . . . . . . . . . .          188,186
 Administrative fees. . . . . . . . . . . . . . . .           80,291
 Printing and mailing expenses. . . . . . . . . . .           56,861
 Professional fees. . . . . . . . . . . . . . . . .           23,163
 Trustees' fees . . . . . . . . . . . . . . . . . .            3,743
 Recoupment fees. . . . . . . . . . . . . . . . . .              699
 Miscellaneous. . . . . . . . . . . . . . . . . . .            5,519
                                                       -------------
  Gross expenses. . . . . . . . . . . . . . . . . .        2,981,259
 Less:  Fees paid indirectly. . . . . . . . . . . .          (39,644)
                                                       -------------
  Net expenses. . . . . . . . . . . . . . . . . . .        2,941,615
                                                       -------------
 NET INVESTMENT INCOME  . . . . . . . . . . . . . .        5,278,496
                                                       -------------
 REALIZED AND UNREALIZED GAIN (LOSS)
 Realized loss on:
 Securities . . . . . . . . . . . . . . . . . . . .      (32,358,058)
 Foreign currency transactions. . . . . . . . . . .         (140,817)
                                                       -------------
  Net realized loss . . . . . . . . . . . . . . . .      (32,498,875)
                                                       -------------
 Change in unrealized appreciation on:
 Securities . . . . . . . . . . . . . . . . . . . .       61,111,492
 Foreign currency translations. . . . . . . . . . .           30,355
                                                       -------------
  Net change in unrealized appreciation . . . . . .       61,141,847
                                                       -------------
 NET REALIZED AND UNREALIZED GAIN . . . . . . . . .       28,642,972
                                                       -------------
 NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS . . . . . . . . . . . . . . . . . . . .    $  33,921,468
                                                       =============


STATEMENT OF CHANGES IN NET ASSETS
                                          SIX MONTHS ENDED
                                           JUNE 30, 2003        YEAR ENDED
                                            (UNAUDITED)      DECEMBER 31, 2002
                                          ----------------  -------------------
 INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS:
 Net investment income. . . . . . . . .    $   5,278,496      $   3,100,426
 Net realized loss on investments and
  foreign currency transactions . . . .      (32,498,875)       (69,334,407)
 Net change in unrealized appreciation
  (depreciation) on investments and
  foreign currency translations . . . .       61,141,847        (20,778,162)
                                           -------------      -------------
 NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS  . . . . . .       33,921,468        (87,012,143)
                                           -------------      -------------
 DIVIDENDS:
 Dividends from net investment income
 Class IA . . . . . . . . . . . . . . .             (161)              (863)
 Class IB . . . . . . . . . . . . . . .         (141,274)        (3,186,284)
                                           -------------      -------------
                                                (141,435)        (3,187,147)
                                           -------------      -------------
 CAPITAL SHARES TRANSACTIONS:
 CLASS IA*
 Capital shares sold [ 69,440 and 14,102
  shares, respectively ]. . . . . . . .          599,262            144,190
 Capital shares issued in reinvestment
  of dividends [ 17 and 101 shares,
  respectively ]. . . . . . . . . . . .              161                863
 Capital shares repurchased [ (1,653)
  and (1,750) shares, respectively ]. .          (13,588)           (15,376)
                                           -------------      -------------
 Total Class IA transactions. . . . . .          585,835            129,677
                                           -------------      -------------
 CLASS IB
 Capital shares sold [ 20,691,672 and
  58,903,600 shares, respectively ] . .      177,782,352        559,395,574
 Capital shares issued in connection
  with the substitution [ 0 and
  19,583,190 shares, respectively ] . .               --        207,224,020
 Capital shares issued in reinvestment
  of dividends [ 14,802 and 372,231
  shares, respectively ]. . . . . . . .          141,274          3,186,284
 Capital shares repurchased [
  (13,543,428) and (54,939,181) shares,
  respectively ]. . . . . . . . . . . .     (116,161,183)      (523,983,189)
                                           -------------      -------------
 Total Class IB transactions. . . . . .       61,762,443        245,822,689
                                           -------------      -------------
 NET INCREASE IN NET ASSETS RESULTING
 FROM CAPITAL SHARE TRANSACTIONS  . . .       62,348,278        245,952,366
                                           -------------      -------------
 TOTAL INCREASE IN NET ASSETS . . . . .       96,128,311        155,753,076
 NET ASSETS:
 Beginning of period. . . . . . . . . .      454,843,048        299,089,972
                                           -------------      -------------
 End of period (a). . . . . . . . . . .    $ 550,971,359      $ 454,843,048
                                           =============      =============
 -----------
 (a)  Includes accumulated undistributed
  (overdistributed) net investment
  income of . . . . . . . . . . . . . .    $   5,014,122      $    (122,939)
                                           -------------      -------------
    *  Class IA commenced operations on March 25, 2002.

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/PUTNAM VOYAGER PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003 (UNAUDITED)
 ASSETS
 Investments at value (Cost $237,108,501) . . . . .    $ 240,939,351
 Receivable for securities sold . . . . . . . . . .          286,938
 Dividends, interest and other receivables. . . . .          212,905
 Other assets . . . . . . . . . . . . . . . . . . .            1,114
                                                       -------------
  Total assets. . . . . . . . . . . . . . . . . . .      241,440,308
                                                       -------------
 LIABILITIES
 Overdraft payable. . . . . . . . . . . . . . . . .            4,368
 Collateral held for loaned securities  . . . . . .       10,018,006
 Payable for securities purchased . . . . . . . . .          653,941
 Investment management fees payable . . . . . . . .          110,693
 Distribution fees payable -- Class IB. . . . . . .           45,635
 Trustees' fees payable . . . . . . . . . . . . . .           12,309
 Administrative fees payable. . . . . . . . . . . .           12,158
 Accrued expenses . . . . . . . . . . . . . . . . .           36,683
                                                       -------------
  Total liabilities . . . . . . . . . . . . . . . .       10,893,793
                                                       -------------
 NET ASSETS . . . . . . . . . . . . . . . . . . . .    $ 230,546,515
                                                       =============
 Net assets were comprised of:
 Paid in capital. . . . . . . . . . . . . . . . . .    $ 369,167,545
 Accumulated undistributed net investment income. .          210,204
 Accumulated undistributed net realized loss. . . .     (142,662,084)
 Unrealized appreciation on investments . . . . . .        3,830,850
                                                       -------------
  Net assets. . . . . . . . . . . . . . . . . . . .    $ 230,546,515
                                                       =============
 CLASS IA
 Net asset value, offering and redemption price per
  share, $104,467 / 9,902 shares outstanding
  (unlimited amount authorized: $0.01 par value). .    $       10.55
                                                       =============
 CLASS IB
 Net asset value, offering and redemption price per
  share, $230,442,048 / 21,816,838 shares
  outstanding (unlimited amount authorized: $0.01
  par value). . . . . . . . . . . . . . . . . . . .    $       10.56
                                                       =============

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)
 INVESTMENT INCOME
 Dividends (net of $176 foreign withholding tax). .    $   1,160,923
 Interest . . . . . . . . . . . . . . . . . . . . .           27,445
 Securities lending (net) . . . . . . . . . . . . .            8,476
                                                       -------------
  Total income. . . . . . . . . . . . . . . . . . .        1,196,844
                                                       -------------
 EXPENSES
 Investment management fees . . . . . . . . . . . .          675,067
 Distribution fees -- Class IB. . . . . . . . . . .          259,541
 Administrative fees. . . . . . . . . . . . . . . .           46,005
 Custodian fees . . . . . . . . . . . . . . . . . .           35,807
 Printing and mailing expenses. . . . . . . . . . .           24,910
 Professional fees. . . . . . . . . . . . . . . . .           20,209
 Trustees' fees . . . . . . . . . . . . . . . . . .            1,280
 Miscellaneous. . . . . . . . . . . . . . . . . . .            2,620
                                                       -------------
  Gross expenses. . . . . . . . . . . . . . . . . .        1,065,439
 Less:  Waiver of investment management fees. . . .          (79,182)
    Fees paid indirectly. . . . . . . . . . . . . .           (8,458)
                                                       -------------
  Net expenses. . . . . . . . . . . . . . . . . . .          977,799
                                                       -------------
 NET INVESTMENT INCOME  . . . . . . . . . . . . . .          219,045
                                                       -------------
 REALIZED AND UNREALIZED GAIN (LOSS)
 Realized loss on securities. . . . . . . . . . . .      (11,714,922)
 Net change in unrealized appreciation on securities      32,051,834
                                                       -------------
 NET REALIZED AND UNREALIZED GAIN . . . . . . . . .       20,336,912
                                                       -------------
 NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS . . . . . . . . . . . . . . . . . . . .    $  20,555,957
                                                       =============


STATEMENT OF CHANGES IN NET ASSETS
                                          SIX MONTHS ENDED
                                           JUNE 30, 2003        YEAR ENDED
                                            (UNAUDITED)      DECEMBER 31, 2002
                                          ----------------  -------------------
 INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS:
 Net investment income. . . . . . . . .    $    219,045        $    257,903
 Net realized loss on investments . . .     (11,714,922)        (44,362,864)
 Net change in unrealized appreciation
  (depreciation) on investments . . . .      32,051,834         (32,227,438)
                                           ------------        ------------
 NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS  . . . . . .      20,555,957         (76,332,399)
                                           ------------        ------------
 DIVIDENDS:
 Dividends from net investment income
 Class IA . . . . . . . . . . . . . . .              (7)               (217)
 Class IB . . . . . . . . . . . . . . .         (15,164)           (246,400)
                                           ------------        ------------
                                                (15,171)           (246,617)
                                           ------------        ------------
 CAPITAL SHARES TRANSACTIONS:
 CLASS IA*
 Capital shares sold [ 4,628 and 5,288
  shares, respectively ]. . . . . . . .          41,085              50,000
 Capital shares issued in reinvestment
  of dividends and distributions [ 1 and
  22 shares, respectively ] . . . . . .               7                 217
 Capital shares repurchased [ (37) and
  (0) shares, respectively ]. . . . . .            (375)                 --
                                           ------------        ------------
 Total Class IA transactions. . . . . .          40,717              50,217
                                           ------------        ------------
 CLASS IB
 Capital shares sold [ 2,965,710 and
  2,364,025 shares, respectively ]. . .      29,449,711          24,396,757
 Capital shares issued in reinvestment
  of dividends and distributions [ 1,412
  and 25,504 shares,
  respectively ]. . . . . . . . . . . .          15,164             246,400
 Capital shares repurchased [
  (1,962,426) and (4,558,894) shares,
  respectively ]. . . . . . . . . . . .     (19,012,572)        (47,981,168)
                                           ------------        ------------
 Total Class IB transactions. . . . . .      10,452,303         (23,338,011)
                                           ------------        ------------
 NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE
 TRANSACTIONS . . . . . . . . . . . . .      10,493,020         (23,287,794)
                                           ------------        ------------
 TOTAL INCREASE (DECREASE) IN NET ASSETS     31,033,806         (99,866,810)
 NET ASSETS:
 Beginning of period. . . . . . . . . .     199,512,709         299,379,519
                                           ------------        ------------
 End of period (a). . . . . . . . . . .    $230,546,515        $199,512,709
                                           ============        ============
 -----------
 (a)  Includes accumulated undistributed
  net investment income of. . . . . . .    $    210,204        $      6,330
                                           ------------        ------------
    *  Class IA commenced operations on October 2, 2002.

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/SMALL COMPANY INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003 (UNAUDITED)
 ASSETS
 Investments at value (Cost $191,441,891) . . . . .    $192,102,497
 Cash . . . . . . . . . . . . . . . . . . . . . . .         604,387
 Dividends, interest and other receivables. . . . .         161,666
 Variation margin receiveable on futures contracts.          70,950
 Other assets . . . . . . . . . . . . . . . . . . .             535
                                                       ------------
  Total assets. . . . . . . . . . . . . . . . . . .     192,940,035
                                                       ------------
 LIABILITIES
 Collateral held for loaned securities  . . . . . .      31,355,193
 Investment management fees payable . . . . . . . .          71,396
 Distribution fees payable -- Class IB. . . . . . .          38,295
 Administrative fees payable. . . . . . . . . . . .          14,289
 Trustees' fees payable . . . . . . . . . . . . . .           2,607
 Accrued expenses . . . . . . . . . . . . . . . . .          28,079
                                                       ------------
  Total liabilities . . . . . . . . . . . . . . . .      31,509,859
                                                       ------------
 NET ASSETS . . . . . . . . . . . . . . . . . . . .    $161,430,176
                                                       ============
 Net assets were comprised of:
 Paid in capital. . . . . . . . . . . . . . . . . .    $165,596,283
 Accumulated undistributed net investment income. .         413,609
 Accumulated undistributed net realized loss. . . .      (5,190,908)
 Unrealized appreciation on investments . . . . . .         611,192
                                                       ------------
  Net assets. . . . . . . . . . . . . . . . . . . .    $161,430,176
                                                       ============
 CLASS IA
 Net asset value, offering and redemption price per
  share, $568,695 / 67,538 shares outstanding
  (unlimited amount authorized: $0.01 par value). .    $       8.42
                                                       ============
 CLASS IB
 Net asset value, offering and redemption price per
  share, $160,861,481 / 19,127,645 shares
  outstanding (unlimited amount authorized: $0.01
  par value). . . . . . . . . . . . . . . . . . . .    $       8.41
                                                       ============
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)
 INVESTMENT INCOME
 Dividends (net of $37 foreign withholding tax) . .    $    838,160
 Interest . . . . . . . . . . . . . . . . . . . . .          28,662
 Securities lending (net) . . . . . . . . . . . . .          32,607
                                                       ------------
  Total income. . . . . . . . . . . . . . . . . . .         899,429
                                                       ------------
 EXPENSES
 Investment management fees . . . . . . . . . . . .         148,531
 Distribution fees -- Class IB. . . . . . . . . . .         148,247
 Custodian fees . . . . . . . . . . . . . . . . . .          77,146
 Recoupment fees. . . . . . . . . . . . . . . . . .          60,290
 Administrative fees. . . . . . . . . . . . . . . .          31,140
 Professional fees. . . . . . . . . . . . . . . . .          19,283
 Printing and mailing expenses. . . . . . . . . . .          16,915
 Trustees' fees . . . . . . . . . . . . . . . . . .           1,155
 Miscellaneous. . . . . . . . . . . . . . . . . . .           1,507
                                                       ------------
  Total expenses. . . . . . . . . . . . . . . . . .         504,214
                                                       ------------
 NET INVESTMENT INCOME  . . . . . . . . . . . . . .         395,215
                                                       ------------
 REALIZED AND UNREALIZED GAIN (LOSS)
 Realized gain (loss) on:
 Securities . . . . . . . . . . . . . . . . . . . .      (2,451,683)
 Futures. . . . . . . . . . . . . . . . . . . . . .       1,341,883
 Foreign currency transactions. . . . . . . . . . .             (26)
                                                       ------------
  Net realized loss . . . . . . . . . . . . . . . .      (1,109,826)
                                                       ------------
 Change in unrealized appreciation (depreciation)
  on:
 Securities . . . . . . . . . . . . . . . . . . . .      22,538,366
 Futures. . . . . . . . . . . . . . . . . . . . . .         (31,331)
 Foreign currency translations. . . . . . . . . . .               2
                                                       ------------
  Net change in unrealized appreciation . . . . . .      22,507,037
                                                       ------------
 NET REALIZED AND UNREALIZED GAIN . . . . . . . . .      21,397,211
                                                       ------------
 NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS . . . . . . . . . . . . . . . . . . . .    $ 21,792,426
                                                       ============

STATEMENT OF CHANGES IN NET ASSETS
                                          SIX MONTHS ENDED
                                           JUNE 30, 2003        YEAR ENDED
                                            (UNAUDITED)      DECEMBER 31, 2002
                                          ----------------  -------------------
 INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS:
 Net investment income. . . . . . . . .    $    395,215        $    568,322
 Net realized loss on investments and
  foreign currency transactions . . . .      (1,109,826)         (2,451,155)
 Net change in unrealized appreciation
  (depreciation) on investments and
  foreign currency translations . . . .      22,507,037         (17,734,616)
                                           ------------        ------------
 NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS  . . . . . .      21,792,426         (19,617,449)
                                           ------------        ------------
 DIVIDENDS:
 Dividends from net investment income
 Class IA . . . . . . . . . . . . . . .              --                (701)
 Class IB . . . . . . . . . . . . . . .              --            (557,316)
                                           ------------        ------------
                                                     --            (558,017)
                                           ------------        ------------
 CAPITAL SHARES TRANSACTIONS:
 CLASS IA*
 Capital shares sold [ 214,891 and
  14,494 shares, respectively ] . . . .       1,724,557             129,648
 Capital shares issued in reinvestment
  of dividends and distributions [ 0 and
  95 shares, respectively ] . . . . . .              --                 701
 Capital shares repurchased [ (159,417)
  and (2,525) shares, respectively ]. .      (1,300,277)            (19,184)
                                           ------------        ------------
 Total Class IA transactions. . . . . .         424,280             111,165
                                           ------------        ------------
 CLASS IB
 Capital shares sold [ 6,131,301 and
  6,560,290 shares, respectively ]. . .      45,690,540          51,279,739
 Capital shares issued in reinvestment
  of dividends and distributions [ 0 and
  75,427 shares, respectively ] . . . .              --             557,316
 Capital shares repurchased [ (825,087)
  and (1,801,394) shares, respectively ]     (5,954,404)        (14,498,054)
                                           ------------        ------------
 Total Class IB transactions. . . . . .      39,736,136          37,339,001
                                           ------------        ------------
 NET INCREASE IN NET ASSETS RESULTING
 FROM CAPITAL SHARE TRANSACTIONS  . . .      40,160,416          37,450,166
                                           ------------        ------------
 TOTAL INCREASE IN NET ASSETS . . . . .      61,952,842          17,274,700
 NET ASSETS:
 Beginning of period. . . . . . . . . .      99,477,334          82,202,634
                                           ------------        ------------
 End of period (a). . . . . . . . . . .    $161,430,176        $ 99,477,334
                                           ============        ============
 -----------
 (a)  Includes accumulated undistributed
  net investment income of. . . . . . .    $    413,609        $     18,394
                                           ------------        ------------
    *  Class IA commenced operations on March 25, 2002.

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/AGGRESSIVE STOCK PORTFOLIO(d):
FINANCIAL HIGHLIGHTS

                                                                   CLASS IA
                              ---------------------------------------------------------------------------------
                               SIX MONTHS
                                 ENDED                           YEAR ENDED DECEMBER 31,
                              JUNE 30,2003  -------------------------------------------------------------------
                              (UNAUDITED)      2002          2001          2000            1999         1998
                              ------------  ----------    ----------    ----------      ----------   ----------
 Net asset value, beginning
 of period. . . . . . . . .   $    16.29    $    22.83    $    30.61    $    38.01      $    34.15   $    36.22
                              ----------    ----------    ----------    ----------      ----------   ----------
  INCOME FROM INVESTMENT
 OPERATIONS:
  Net investment income
 (loss) . . . . . . . . . .         0.01         (0.01)         0.11          0.12            0.12         0.09
  Net realized and
 unrealized gain (loss) on
 investments and foreign
 currency transactions. . .         2.78         (6.53)        (7.76)        (5.00)           6.22        (0.28)
                              ----------    ----------    ----------    ----------      ----------   ----------
  Total from investment
 operations . . . . . . . .         2.79         (6.54)        (7.65)        (4.88)           6.34        (0.19)
                              ----------    ----------    ----------    ----------      ----------   ----------
  LESS DISTRIBUTIONS:
  Dividends from net
 investment income. . . . .           --            --#        (0.10)        (0.13)          (0.12)       (0.16)
  Distributions from
 realized gains . . . . . .           --            --         (0.03)        (2.39)          (2.36)       (1.72)
                              ----------    ----------    ----------    ----------      ----------   ----------
  Total dividends and
 distributions. . . . . . .           --            --#        (0.13)        (2.52)          (2.48)       (1.88)
                              ----------    ----------    ----------    ----------      ----------   ----------
 Net asset value, end of
 period . . . . . . . . . .   $    19.08    $    16.29    $    22.83    $    30.61      $    38.01   $    34.15
                              ==========    ==========    ==========    ==========      ==========   ==========
Total return (b). . . . . .        17.20%       (28.68)%      (24.99)%      (13.13)%         18.84%        0.29%
                              ==========    ==========    ==========    ==========      ==========   ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (000's). . . . . . . . . .   $1,490,686    $1,333,623    $2,179,759    $3,285,884      $4,368,877   $4,346,907
Ratio of expenses to average
 net assets before fees paid
 indirectly (a) . . . . . .         0.72%         0.71%         0.69%         0.65%(c)        0.56%        0.56%
Ratio of expenses to average
 net assets after fees paid
 indirectly (a) . . . . . .         0.65%         0.66%          N/A           N/A             N/A          N/A
Ratio of net investment
 income (loss) to average
 net assets before fees paid
 indirectly (a) . . . . . .       (0.01)%        (0.16)%        0.42%         0.35%(c)        0.33%        0.24%
Ratio of net investment
 income (loss) to average
 net assets after fees paid
 indirectly (a) . . . . . .         0.06%        (0.11)%         N/A           N/A             N/A          N/A
Portfolio turnover rate . .           68%          112%          195%          151%             87%         105%

                                                                    CLASS IB
                              ------------------------------------------------------------------------
                               SIX MONTHS
                                 ENDED                      YEAR ENDED DECEMBER 31,
                              JUNE 30,2003  ----------------------------------------------------------
                              (UNAUDITED)     2002        2001        2000          1999        1998
                              ------------  --------    ----------  ------------  ---------  ---------
 Net asset value, beginning
 of period. . . . . . . . .    $  16.16     $  22.72    $  30.46    $  37.83      $  34.01    $  36.13
                               --------     --------    --------    --------      --------    --------
  INCOME FROM INVESTMENT
 OPERATIONS:
  Net investment income           (0.02)       (0.07)       0.03        0.06          0.03        0.01
 (loss) . . . . . . . . . .
  Net realized and
 unrealized gain (loss) on         2.78        (6.49)      (7.70)      (4.99)         6.20       (0.29)
 investments and foreign       --------     --------    --------    --------      --------    --------
 currency transactions. . .
  Total from investment
 operations . . . . . . . .        2.76        (6.56)      (7.67)      (4.93)         6.23       (0.28)
                               --------     --------    --------    --------      --------    --------
  LESS DISTRIBUTIONS:
  Dividends from net                 --           --#      (0.04)      (0.05)        (0.05)      (0.12)
 investment income. . . . .
  Distributions from
 realized gains . . . . . .          --           --       (0.03)      (2.39)        (2.36)      (1.72)
                               --------     --------    --------    --------      --------    --------
  Total dividends and
 distributions. . . . . . .          --           --#      (0.07)      (2.44)        (2.41)      (1.84)
                               --------     --------    --------    --------      --------    --------
 Net asset value, end of
 period . . . . . . . . . .    $  18.92     $  16.16    $  22.72    $  30.46      $  37.83    $  34.01
                               ========     ========    ========    ========      ========    ========
Total return (b). . . . . .       17.08%      (28.86)%    (25.18)%    (13.35)%       18.55%       0.05%
                               ========     ========    ========    ========      ========    ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period      $177,124     $146,909    $219,748    $267,858      $233,265    $153,782
 (000's). . . . . . . . . .
Ratio of expenses to average       0.97%        0.96%       0.94%       0.90%(c)      0.81%       0.82%
 net assets before fees paid
 indirectly (a) . . . . . .
Ratio of expenses to average       0.90%        0.91%        N/A         N/A           N/A         N/A
 net assets after fees paid
 indirectly (a) . . . . . .
Ratio of net investment          (0.26)%       (0.41)%      0.12%       0.10%(c)      0.07%       0.02%
 income (loss) to average
 net assets before fees paid
 indirectly (a) . . . . . .
Ratio of net investment          (0.19)%       (0.36)%       N/A         N/A           N/A         N/A
 income (loss) to average
 net assets after fees paid
 indirectly (a) . . . . . .
Portfolio turnover rate . .          68%         112%        195%        151%           87%        105%

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/ALLIANCE COMMON STOCK PORTFOLIO(d):
FINANCIAL HIGHLIGHTS -- (Continued)

                                                              CLASS IA
                         ----------------------------------------------------------------------------------
                          SIX MONTHS
                            ENDED                            YEAR ENDED DECEMBER 31,
                         JUNE 30,2003  --------------------------------------------------------------------
                         (UNAUDITED)      2002          2001          2000           1999          1998
                         ------------  ------------  ------------  -------------  ------------  -----------
 Net asset value,
 beginning of period     $    10.49    $    15.70    $    17.98    $     26.17    $     24.35   $     21.61
                         ----------    ----------    ----------    -----------    -----------   -----------
  INCOME FROM
 INVESTMENT OPERATIONS:
  Net investment income        0.06          0.12          0.12           0.15           0.17          0.18
  Net realized and
 unrealized gain (loss)
 on investments and
 foreign currency
 transactions                  2.33         (5.32)        (1.97)         (3.82)          5.84          5.99
                         ----------    ----------    ----------    -----------    -----------   -----------
  Total from investment
 operations                    2.39         (5.20)        (1.85)         (3.67)          6.01          6.17
                         ----------    ----------    ----------    -----------    -----------   -----------
  LESS DIS-TRIBUTIONS:
  Dividends from net
 investment income            (0.11)        (0.01)        (0.11)         (0.15)         (0.16)        (0.15)
  Distributions from
 realized gains                  --            --         (0.32)         (4.37)         (4.03)        (3.28)
                         ----------    ----------    ----------    -----------    -----------   -----------
  Total dividends and
 distributions                (0.11)        (0.01)        (0.43)         (4.52)         (4.19)        (3.43)
                         ----------    ----------    ----------    -----------    -----------   -----------
 Net asset value, end
 of period               $    12.77    $    10.49    $    15.70    $     17.98    $     26.17   $     24.35
                         ==========    ==========    ==========    ===========    ===========   ===========
Total return (b)              22.77%       (33.15)%      (10.50)%       (14.03)%        25.19%        29.39%
                         ==========    ==========    ==========    ===========    ===========   ===========
RATIOS/SUPPLEMENTAL
 DATA:
Net assets, end of
 period (000's)          $6,289,981    $5,382,662    $9,577,763    $11,797,888    $14,951,495   $12,061,977
Ratio of expenses to
 average net assets
 before fees paid
 indirectly (a)                0.56%         0.54%         0.53%          0.47%          0.38%         0.39%
Ratio of expenses to
 average net assets
 after fees paid
 indirectly (a)                0.53%         0.49%          N/A            N/A            N/A           N/A
Ratio of net investment
 income to average net
 assets before fees
 paid indirectly (a)           1.01%         0.77%         0.67%          0.61%          0.65%         0.75%
Ratio of net investment
 income to average net
 assets after fees paid
 indirectly (a)                1.04%         0.82%          N/A            N/A            N/A           N/A
Portfolio turnover rate          30%          136%           40%            43%            57%           46%

                                                                  CLASS IB
                         --------------------------------------------------------------------------------
                          SIX MONTHS
                            ENDED                         YEAR ENDED DECEMBER 31,
                         JUNE 30,2003  ------------------------------------------------------------------
                         (UNAUDITED)      2002          2001          2000          1999         1998
                         ------------  ------------  ------------  ------------  -----------  -----------
 Net asset value,
 beginning of period     $    10.40    $    15.61    $    17.88    $    26.05    $    24.30    $  21.58
                         ----------    ----------    ----------    ----------    ----------    --------
  INCOME FROM
 INVESTMENT OPERATIONS:
  Net investment income        0.04          0.08          0.07          0.08          0.10        0.10
  Net realized and
 unrealized gain (loss)        2.32         (5.28)        (1.95)        (3.78)         5.82        6.00
 on investments and      ----------    ----------    ----------    ----------    ----------    --------
 foreign currency
 transactions
  Total from investment
 operations                    2.36         (5.20)        (1.88)        (3.70)         5.92        6.10
                         ----------    ----------    ----------    ----------    ----------    --------
  LESS DIS-TRIBUTIONS:
  Dividends from net          (0.08)        (0.01)        (0.07)        (0.10)        (0.14)      (0.10)
 investment income
  Distributions from
 realized gains                  --            --         (0.32)        (4.37)        (4.03)      (3.28)
                         ----------    ----------    ----------    ----------    ----------    --------
  Total dividends and
 distributions                (0.08)        (0.01)        (0.39)        (4.47)        (4.17)      (3.38)
                         ----------    ----------    ----------    ----------    ----------    --------
 Net asset value, end
 of period               $    12.68    $    10.40    $    15.61    $    17.88    $    26.05    $  24.30
                         ==========    ==========    ==========    ==========    ==========    ========
Total return (b)              22.66%       (33.34)%      (10.73)%      (14.25)%       24.88%      29.06%
                         ==========    ==========    ==========    ==========    ==========    ========
RATIOS/SUPPLEMENTAL
 DATA:
Net assets, end of       $1,390,161    $1,124,684    $1,831,258    $1,918,284    $1,642,066    $834,144
 period (000's)
Ratio of expenses to           0.81%         0.79%         0.78%         0.72%         0.63%       0.64%
 average net assets
 before fees paid
 indirectly (a)
Ratio of expenses to           0.78%         0.74%          N/A           N/A           N/A         N/A
 average net assets
 after fees paid
 indirectly (a)
Ratio of net investment        0.76%         0.52%         0.43%         0.35%         0.39%       0.44%
 income to average net
 assets before fees
 paid indirectly (a)
Ratio of net investment        0.79%         0.57%          N/A           N/A           N/A         N/A
 income to average net
 assets after fees paid
 indirectly (a)
Portfolio turnover rate          30%          136%           40%           43%           57%         46%

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/ALLIANCE GROWTH AND INCOME PORTFOLIO(d):
FINANCIAL HIGHLIGHTS -- (Continued)

                                                                   CLASS IA
                                 -----------------------------------------------------------------------------
                                 SIX MONTHS
                                    ENDED                         YEAR ENDED DECEMBER 31,
                                JUNE 30,2003   ---------------------------------------------------------------
                                 (UNAUDITED)      2002          2001          2000         1999        1998
                                 ------------  -----------   -----------   -----------  -----------  ---------
 Net asset value, beginning of
 period. . . . . . . . . . . .   $    12.87    $    16.56    $    17.70    $    18.24   $    16.99   $  15.38
                                 ----------    ----------    ----------    ----------   ----------   --------
  INCOME FROM INVESTMENT
 OPERATIONS:
  Net investment income. . . .         0.10          0.22          0.19          0.17         0.06       0.06
  Net realized and unrealized
 gain (loss) on investments. .         1.69         (3.70)        (0.44)         1.35         3.05       3.08
                                 ----------    ----------    ----------    ----------   ----------   --------
  Total from investment
 operations. . . . . . . . . .         1.79         (3.48)        (0.25)         1.52         3.11       3.14
                                 ----------    ----------    ----------    ----------   ----------   --------
  LESS DISTRIBUTIONS:
  Dividends from net investment
 income. . . . . . . . . . . .          --#         (0.21)        (0.17)        (0.16)       (0.05)     (0.05)
  Distributions from realized
 gains . . . . . . . . . . . .           --            --         (0.72)        (1.90)       (1.81)     (1.48)
                                 ----------    ----------    ----------    ----------   ----------   --------
  Total dividends and
 distributions . . . . . . . .           --         (0.21)        (0.89)        (2.06)       (1.86)     (1.53)
                                 ----------    ----------    ----------    ----------   ----------   --------
 Net asset value, end of period  $    14.66    $    12.87    $    16.56    $    17.70   $    18.24   $  16.99
                                 ==========    ==========    ==========    ==========   ==========   ========
Total return (b) . . . . . . .        13.91%       (21.03)%       (1.30)%        8.95%       18.66%     20.86%
                                 ==========    ==========    ==========    ==========   ==========   ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (000's) . . . . . . . . . . .   $1,236,438    $1,126,754    $1,568,312    $1,418,245   $1,241,619   $877,744
Ratio of expenses to average
 net assets before fees paid
 indirectly (a). . . . . . . .         0.64%         0.64%         0.63%         0.61%        0.57%      0.58%
Ratio of expenses to average
 net assets after fees paid
 indirectly (a). . . . . . . .         0.63%         0.60%          N/A           N/A          N/A        N/A
Ratio of net investment income
 to average net assets before
 fees paid indirectly (a). . .         1.49%         1.34%         1.08%         0.92%        0.33%      0.38%
Ratio of net investment income
 to average net assets after
 fees paid indirectly (a). . .         1.50%         1.38%          N/A           N/A          N/A        N/A
Portfolio turnover rate. . . .           25%           75%           81%           57%          70%        74%

                                                                     CLASS IB
                                 ----------------------------------------------------------------------
                                 SIX MONTHS
                                    ENDED                     YEAR ENDED DECEMBER 31,
                                 JUNE 30,2003  --------------------------------------------------------
                                 (UNAUDITED)     2002        2001        2000       1999        1998
                                 ------------  ----------  ----------  ---------  ---------  ----------
 Net asset value, beginning of
 period. . . . . . . . . . . .    $  12.79     $  16.47    $  17.61    $  18.16   $  16.95    $  15.36
                                  --------     --------    --------    --------   --------    --------
  INCOME FROM INVESTMENT
 OPERATIONS:
  Net investment income. . . .        0.08         0.16        0.13        0.13       0.01        0.03
  Net realized and unrealized
 gain (loss) on investments. .        1.69        (3.66)      (0.42)       1.34       3.04        3.07
                                  --------     --------    --------    --------   --------    --------
  Total from investment
 operations. . . . . . . . . .        1.77        (3.50)      (0.29)       1.47       3.05        3.10
                                  --------     --------    --------    --------   --------    --------
  LESS DISTRIBUTIONS:
  Dividends from net investment        --#        (0.18)      (0.13)      (0.12)     (0.03)      (0.03)
 income. . . . . . . . . . . .
  Distributions from realized
 gains . . . . . . . . . . . .          --           --       (0.72)      (1.90)     (1.81)      (1.48)
                                  --------     --------    --------    --------   --------    --------
  Total dividends and
 distributions . . . . . . . .          --        (0.18)      (0.85)      (2.02)     (1.84)      (1.51)
                                  --------     --------    --------    --------   --------    --------
 Net asset value, end of period   $  14.56     $  12.79    $  16.47    $  17.61   $  18.16    $  16.95
                                  ========     ========    ========    ========   ========    ========
Total return (b) . . . . . . .       13.84%      (21.28)%     (1.52)%      8.68%     18.37%      20.56%
                                  ========     ========    ========    ========   ========    ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period         $836,582     $653,809    $673,499    $464,600   $261,663    $120,558
 (000's) . . . . . . . . . . .
Ratio of expenses to average          0.89%        0.89%       0.88%       0.86%      0.82%       0.83%
 net assets before fees paid
 indirectly (a). . . . . . . .
Ratio of expenses to average          0.88%        0.85%        N/A         N/A        N/A         N/A
 net assets after fees paid
 indirectly (a). . . . . . . .
Ratio of net investment income        1.24%        1.09%       0.83%       0.71%      0.06%       0.17%
 to average net assets before
 fees paid indirectly (a). . .
Ratio of net investment income        1.25%        1.13%        N/A         N/A        N/A         N/A
 to average net assets after
 fees paid indirectly (a). . .
Portfolio turnover rate. . . .          25%          75%         81%         57%        70%         74%

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES PORTFOLIO(d):
FINANCIAL HIGHLIGHTS -- (Continued)

                                                                     CLASS IA
                                       --------------------------------------------------------------------
                                        SIX MONTHS
                                           ENDED                    YEAR ENDED DECEMBER 31,
                                       JUNE 30, 2003  -----------------------------------------------------
                                        (UNAUDITED)     2002       2001       2000       1999       1998
                                       -------------  ---------  ---------  ---------  ---------  ---------
 Net asset value, beginning of period    $  10.30     $   9.88   $   9.46   $   9.18   $   9.67   $   9.44
                                         --------     --------   --------   --------   --------   --------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income. . . . . . .         0.13         0.27       0.37       0.55       0.50       0.50
  Net realized and unrealized gain
 (loss) on investments . . . . . . .         0.13         0.60       0.41       0.30      (0.49)      0.21
                                         --------     --------   --------   --------   --------   --------
  Total from investment operations .         0.26         0.87       0.78       0.85       0.01       0.71
                                         --------     --------   --------   --------   --------   --------
  LESS DISTRIBUTIONS:
  Dividends from net investment
 income. . . . . . . . . . . . . . .          --#        (0.24)     (0.36)     (0.56)     (0.50)     (0.48)
  Distributions from realized gains.        (0.02)       (0.21)        --      (0.01)        --         --
                                         --------     --------   --------   --------   --------   --------
  Total dividends and distributions.        (0.02)       (0.45)     (0.36)     (0.57)     (0.50)     (0.48)
                                         --------     --------   --------   --------   --------   --------
 Net asset value, end of period. . .     $  10.54     $  10.30   $   9.88   $   9.46   $   9.18   $   9.67
                                         ========     ========   ========   ========   ========   ========
Total return (b) . . . . . . . . . .         2.58%        8.81%      8.23%      9.27%      0.02%      7.74%
                                         ========     ========   ========   ========   ========   ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's). .     $415,577     $391,662   $241,071   $142,822   $156,864   $153,383
Ratio of expenses to average
 net assets (a). . . . . . . . . . .         0.58%        0.59%      0.62%      0.58%      0.55%      0.55%
Ratio of net investment income to
 average net assets (a). . . . . . .         2.51%        3.20%      4.84%      5.83%      5.16%      5.21%
Portfolio turnover rate. . . . . . .          202%         622%       463%       541%       408%       539%

                                                                      CLASS IB
                                       -------------------------------------------------------------------
                                        SIX MONTHS
                                           ENDED                   YEAR ENDED DECEMBER 31,
                                       JUNE 30, 2003  ----------------------------------------------------
                                        (UNAUDITED)     2002       2001      2000      1999        1998
                                       -------------  ---------  ---------  --------  ---------  ---------
 Net asset value, beginning of period    $  10.24     $   9.83   $   9.43   $  9.15   $  9.66     $  9.43
                                         --------     --------   --------   -------   -------     -------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income. . . . . . .         0.11         0.21       0.35      0.52      0.47        0.47
  Net realized and unrealized gain
 (loss) on investments . . . . . . .         0.13         0.64       0.39      0.31     (0.49)       0.22
                                         --------     --------   --------   -------   -------     -------
  Total from investment operations .         0.24         0.85       0.74      0.83     (0.02)       0.69
                                         --------     --------   --------   -------   -------     -------
  LESS DISTRIBUTIONS:
  Dividends from net investment               --#        (0.23)     (0.34)    (0.54)    (0.49)      (0.46)
 income. . . . . . . . . . . . . . .
  Distributions from realized gains.        (0.02)       (0.21)        --     (0.01)       --          --
                                         --------     --------   --------   -------   -------     -------
  Total dividends and distributions.        (0.02)       (0.44)     (0.34)    (0.55)    (0.49)      (0.46)
                                         --------     --------   --------   -------   -------     -------
 Net asset value, end of period. . .     $  10.46     $  10.24   $   9.83   $  9.43   $  9.15     $  9.66
                                         ========     ========   ========   =======   =======     =======
Total return (b) . . . . . . . . . .         2.40%        8.58%      7.98%     8.99%    (0.23)%      7.48%
                                         ========     ========   ========   =======   =======     =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's). .     $668,926     $545,598   $204,870   $71,267   $45,911     $30,898
Ratio of expenses to average                 0.83%        0.84%      0.87%     0.83%     0.80%       0.80%
 net assets (a). . . . . . . . . . .
Ratio of net investment income to            2.26%        2.95%      4.59%     5.55%     4.91%       4.87%
 average net assets (a). . . . . . .
Portfolio turnover rate. . . . . . .          202%         622%       463%      541%      408%        539%

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/ALLIANCE INTERNATIONAL PORTFOLIO(d)(e)(i)(o):
FINANCIAL HIGHLIGHTS -- (Continued)

                                                                       CLASS IA
                                      -------------------------------------------------------------------------
                                       SIX MONTHS
                                         ENDED                       YEAR ENDED DECEMBER 31,
                                      JUNE 30,2003  -----------------------------------------------------------
                                      (UNAUDITED)      2002        2001        2000          1999       1998
                                      ------------  ----------  ----------  ----------    ---------- ----------
 Net asset value, beginning of
 period . . . . . . . . . . . . . .     $   7.24     $   8.03    $  10.62    $  15.03      $  11.13   $  10.27
                                        --------     --------    --------    --------      --------   --------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss). . .         0.09         0.01        0.02       (0.01)         0.08       0.09
  Net realized and unrealized gain
 (loss) on investments and foreign
 currency transactions. . . . . . .         0.64        (0.80)      (2.42)      (3.33)         4.07       0.97
                                        --------     --------    --------    --------      --------   --------
  Total from investment operations.         0.73        (0.79)      (2.40)      (3.34)         4.15       1.06
                                        --------     --------    --------    --------      --------   --------
  LESS DISTRIBUTIONS:
  Dividends from net investment
 income . . . . . . . . . . . . . .        (0.03)          --          --       (0.05)           --      (0.20)
  Distributions from realized gains           --           --       (0.19)      (1.02)        (0.25)        --
                                        --------     --------    --------    --------      --------   --------
  Total dividends and distributions        (0.03)          --       (0.19)      (1.07)        (0.25)     (0.20)
                                        --------     --------    --------    --------      --------   --------
 Net asset value, end of period . .     $   7.94     $   7.24    $   8.03    $  10.62      $  15.03   $  11.13
                                        ========     ========    ========    ========      ========   ========
Total return (b). . . . . . . . . .        10.07%       (9.84)%    (22.88)%    (22.77)%       37.31%     10.57%
                                        ========     ========    ========    ========      ========   ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .     $918,150     $876,907    $167,610    $228,325      $268,541   $204,767
Ratio of expenses to average net
 assets after waivers (a) . . . . .         0.85%        1.02%        N/A         N/A           N/A        N/A
Ratio of expenses to average net
 assets after waivers and fees paid
 indirectly (a)                             0.84%        1.00%        N/A         N/A           N/A        N/A
Ratio of expenses to average net
 assets before waivers and fees paid
 indirectly (a)                             0.86%        1.04%       1.10%       1.16%(c)      1.08%      1.06%
Ratio of net investment income
 (loss) to average net assets after
 waivers (a). . . . . . . . . . . .         2.60%        0.60%        N/A         N/A           N/A        N/A
Ratio of net investment income
 (loss) to average net assets
 after waivers and fees paid
 indirectly (a)                             2.61%        0.62%        N/A         N/A           N/A        N/A
Ratio of net investment income
 (loss) to average net assets before
 waivers and fees paid indirectly
 (a). . . . . . . . . . . . . . . .         2.59%        0.58%       0.17%       (.03)%(c)     0.70%      0.81%
Portfolio turnover rate . . . . . .           27%          47%         77%         80%          152%        59%
Effect of voluntary expense
 limitation during the period:
 Per share benefit to net investment
 income . . . . . . . . . . . . . .     $     --#         N/A         N/A         N/A           N/A        N/A

                                                                       CLASS IB
                                      ----------------------------------------------------------------------
                                       SIX MONTHS
                                         ENDED                   YEAR ENDED DECEMBER 31,
                                      JUNE 30,2003  --------------------------------------------------------
                                      (UNAUDITED)      2002       2001       2000          1999       1998
                                      ------------  ----------  ---------  ---------     ---------  --------
 Net asset value, beginning of
 period . . . . . . . . . . . . . .     $   7.13     $   7.94    $ 10.55    $ 14.96       $ 11.11    $10.26
                                       ---------     --------    -------    -------       -------    ------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss). . .         0.08         0.01         --#     (0.01)         0.04      0.05
  Net realized and unrealized gain
 (loss) on investments and foreign          0.65        (0.82)     (2.42)     (3.33)         4.06      0.98
 currency transactions. . . . . . .    ---------     --------    -------    -------       -------    ------
  Total from investment operations.         0.73        (0.81)     (2.42)     (3.34)         4.10      1.03
                                       ---------     --------    -------    -------       -------    ------
  LESS DISTRIBUTIONS:
  Dividends from net investment            (0.03)          --         --      (0.05)           --     (0.18)
 income . . . . . . . . . . . . . .
  Distributions from realized gains           --           --      (0.19)     (1.02)        (0.25)       --
                                       ---------     --------    -------    -------       -------    ------
  Total dividends and distributions        (0.03)          --      (0.19)     (1.07)        (0.25)    (0.18)
                                       ---------     --------    -------    -------       -------    ------
 Net asset value, end of period . .     $   7.83     $   7.13    $  7.94    $ 10.55       $ 14.96    $11.11
                                       =========     ========    =======    =======       =======    ======
Total return (b). . . . . . . . . .        10.18%      (10.20)%   (23.23)%   (22.86)%       36.90%    10.30%
                                       =========     ========    =======    =======       =======    ======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .     $341,918     $205,496    $36,054    $37,171       $18,977    $7,543
Ratio of expenses to average net            1.10%        1.27%       N/A        N/A           N/A       N/A
 assets after waivers (a) . . . . .
Ratio of expenses to average net            1.09%        1.25%       N/A        N/A           N/A       N/A
 assets after waivers and fees paid
 indirectly (a)
Ratio of expenses to average net            1.11%        1.29%      1.35%      1.41%(c)      1.33%     1.31%
 assets before waivers and fees paid
 indirectly (a)
Ratio of net investment income              2.35%        0.35%       N/A        N/A           N/A       N/A
 (loss) to average net assets after
 waivers (a). . . . . . . . . . . .
Ratio of net investment income              2.36%        0.37%       N/A        N/A           N/A       N/A
 (loss) to average net assets
 after waivers and fees paid
 indirectly (a)
Ratio of net investment income              2.34%        0.33%     (0.08)%    (0.28)%(c)     0.36%     0.44%
 (loss) to average net assets before
 waivers and fees paid indirectly
 (a). . . . . . . . . . . . . . . .
Portfolio turnover rate . . . . . .           27%          47%        77%        80%          152%       59%
Effect of voluntary expense
 limitation during the period:
 Per share benefit to net investment          --#         N/A        N/A        N/A           N/A       N/A
 income . . . . . . . . . . . . . .

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/ALLIANCE PREMIER GROWTH PORTFOLIO:
FINANCIAL HIGHLIGHTS -- (Continued)

                                                                          CLASS IA
                                                 -----------------------------------------------------------
                                                                                                   MAY 1,
                                                  SIX MONTHS                                       1999*
                                                    ENDED         YEAR ENDED DECEMBER 31,            TO
                                                 JUNE 30,2003  -----------------------------    DECEMBER 31,
                                                 (UNAUDITED)     2002       2001       2000         1999
                                                 ------------  ---------  ---------  ---------  ------------
 Net asset value, beginning of period. . . . .     $  5.07      $  7.35    $  9.65    $ 11.87     $ 10.00
                                                   -------      -------    -------    -------     -------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss) . . . . . . . .          --#       (0.02)     (0.01)     (0.01)       0.02
  Net realized and unrealized gain (loss) on
 investments . . . . . . . . . . . . . . . . .        0.50        (2.26)     (2.29)     (2.14)       1.89
                                                   -------      -------    -------    -------     -------
  Total from investment operations . . . . . .        0.50        (2.28)     (2.30)     (2.15)       1.91
                                                   -------      -------    -------    -------     -------
  LESS DISTRIBUTIONS:
  Dividends from net investment income . . . .          --           --         --         --       (0.01)
  Distributions from realized gains. . . . . .          --           --         --#     (0.07)      (0.03)
                                                   -------      -------    -------    -------     -------
  Total dividends and distributions. . . . . .          --           --         --#     (0.07)      (0.04)
                                                   -------      -------    -------    -------     -------
 Net asset value, end of period. . . . . . . .     $  5.57      $  5.07    $  7.35    $  9.65     $ 11.87
                                                   =======      =======    =======    =======     =======
Total return (b) . . . . . . . . . . . . . . .        9.86%      (31.02)%   (23.83)%   (18.15)%     19.14%
                                                   =======      =======    =======    =======     =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's). . . . . . .     $22,697      $21,361    $39,076    $49,284     $28,834
Ratio of expenses to average net
 assets after waivers (a). . . . . . . . . . .        0.90%        0.90%      0.90%      0.90%       0.90%(c)
Ratio of expenses to average net assets after
 waivers and fees paid indirectly (a). . . . .        0.89%        0.89%       N/A        N/A         N/A
Ratio of expenses to average net assets before
 waivers and fees paid indirectly  (a) . . . .        0.97%        0.99%      0.96%      0.94%       1.12%(c)
Ratio of net investment income (loss) to
 average net assets after waivers (a). . . . .       (0.09)%      (0.24)%    (0.15)%    (0.12)%      0.45%(c)
Ratio of net investment income (loss) to
 average net assets after waivers and
 fees paid indirectly (a). . . . . . . . . . .       (0.08)%      (0.23)%      N/A        N/A         N/A
Ratio of net investment income (loss) to
 average net assets before waivers and
 fees paid indirectly (a). . . . . . . . . . .       (0.16)%      (0.33)%    (0.21)%    (0.16)%      0.23%(c)
Portfolio turnover rate. . . . . . . . . . . .          50%          99%       140%       127%         29%
Effect of voluntary expense limitation
 during the period:
 Per share benefit to net investment income. .     $    --#     $  0.01    $    --#   $    --     $  0.01

                                                                            CLASS IB
                                                 ----------------------------------------------------------------
                                                                                                        MAY 1,
                                                  SIX MONTHS                                             1999*
                                                    ENDED           YEAR ENDED DECEMBER 31,               TO
                                                 JUNE 30,2003  ----------------------------------    DECEMBER 31,
                                                 (UNAUDITED)     2002        2001         2000           1999
                                                 ------------  ----------  ----------  ------------  ------------
 Net asset value, beginning of period. . . . .     $   5.03     $   7.31    $   9.62    $    11.86     $  10.00
                                                   --------     --------    --------    ----------     --------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss) . . . . . . . .        (0.01)       (0.03)      (0.03)        (0.03)        0.01
  Net realized and unrealized gain (loss) on
 investments . . . . . . . . . . . . . . . . .         0.50        (2.25)      (2.28)        (2.14)        1.89
                                                   --------     --------    --------    ----------     --------
  Total from investment operations . . . . . .         0.49        (2.28)      (2.31)        (2.17)        1.90
                                                   --------     --------    --------    ----------     --------
  LESS DISTRIBUTIONS:
  Dividends from net investment income . . . .           --           --          --            --        (0.01)
  Distributions from realized gains. . . . . .           --           --          --#        (0.07)       (0.03)
                                                   --------     --------    --------    ----------     --------
  Total dividends and distributions. . . . . .           --           --          --#        (0.07)       (0.04)
                                                   --------     --------    --------    ----------     --------
 Net asset value, end of period. . . . . . . .     $   5.52     $   5.03    $   7.31    $     9.62     $  11.86
                                                   ========     ========    ========    ==========     ========
Total return (b) . . . . . . . . . . . . . . .         9.74%      (31.19)%    (24.01)%      (18.34)%      18.97%
                                                   ========     ========    ========    ==========     ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's). . . . . . .     $647,214     $580,975    $924,331    $1,341,788     $451,323
Ratio of expenses to average net                       1.15%        1.15%       1.15%         1.15%        1.15%(c)
 assets after waivers (a). . . . . . . . . . .
Ratio of expenses to average net assets after          1.14%        1.14%        N/A           N/A          N/A
 waivers and fees paid indirectly (a). . . . .
Ratio of expenses to average net assets before         1.22%        1.24%       1.21%         1.19%        1.37%(c)
 waivers and fees paid indirectly  (a) . . . .
Ratio of net investment income (loss) to              (0.34)%      (0.49)%     (0.40)%       (0.37)%       0.20%(c)
 average net assets after waivers (a). . . . .
Ratio of net investment income (loss) to              (0.33)%      (0.48)%       N/A           N/A          N/A
 average net assets after waivers and
 fees paid indirectly (a). . . . . . . . . . .
Ratio of net investment income (loss) to              (0.41)%      (0.58)%     (0.46)%       (0.40)%      (0.02%)(c)
 average net assets before waivers and
 fees paid indirectly (a). . . . . . . . . . .
Portfolio turnover rate. . . . . . . . . . . .           50%          99%        140%          127%          29%
Effect of voluntary expense limitation
 during the period:
 Per share benefit to net investment income. .     $     --#    $   0.01    $     --#   $       --     $   0.01

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/ALLIANCE QUALITY BOND PORTFOLIO(d)(e):
FINANCIAL HIGHLIGHTS -- (Continued)

                                                                     CLASS IA
                                       -------------------------------------------------------------------
                                        SIX MONTHS
                                          ENDED                     YEAR ENDED DECEMBER 31,
                                       JUNE 30,2003  -----------------------------------------------------
                                       (UNAUDITED)     2002       2001       2000       1999        1998
                                       ------------  ---------  ---------  ---------  ----------  ---------
 Net asset value, beginning of period   $  10.17     $   9.81   $   9.55   $   9.11   $   9.84    $   9.74
                                        --------     --------   --------   --------   --------    --------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income. . . . . . .        0.11         0.32       0.57       0.60       0.54        0.55
  Net realized and unrealized gain
 (loss) on investments and foreign
 currency transaction. . . . . . . .        0.28         0.45       0.22       0.44      (0.74)       0.28
                                        --------     --------   --------   --------   --------    --------
  Total from investment operations .        0.39         0.77       0.79       1.04      (0.20)       0.83
                                        --------     --------   --------   --------   --------    --------
  LESS DISTRIBUTIONS:
  Dividends from net investment
 income. . . . . . . . . . . . . . .       (0.01)       (0.28)     (0.53)     (0.60)     (0.50)      (0.53)
  Distributions from realized gains.       (0.06)       (0.13)        --         --      (0.03)      (0.20)
                                        --------     --------   --------   --------   --------    --------
  Total dividends and distributions.       (0.07)       (0.41)     (0.53)     (0.60)     (0.53)      (0.73)
                                        --------     --------   --------   --------   --------    --------
 Net asset value, end of period. . .    $  10.49     $  10.17   $   9.81   $   9.55   $   9.11    $   9.84
                                        ========     ========   ========   ========   ========    ========
Total return (b) . . . . . . . . . .        3.80%        7.91%      8.28%     11.48%     (2.00)%      8.69%
                                        ========     ========   ========   ========   ========    ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's). .    $354,508     $341,209   $309,097   $553,109   $329,895    $322,418
Ratio of expenses to average net
 assets (a). . . . . . . . . . . . .        0.60%        0.62%      0.60%      0.59%      0.56%       0.57%
Ratio of net investment income to
 average net assets (a). . . . . . .        2.22%        3.16%      5.31%      6.34%      5.64%       5.48%
Portfolio turnover rate. . . . . . .         418%         755%       301%       282%       147%        194%

                                                                          CLASS IB
                                       ------------------------------------------------------------------
                                        SIX MONTHS                                               JUNE 8
                                          ENDED             YEAR ENDED DECEMBER 31,             1998* TO
                                       JUNE 30,2003  ------------------------------------     DECEMBER 31,
                                       (UNAUDITED)     2002      2001      2000     1999          1998
                                       ------------  ---------  --------  -------  --------   ------------
 Net asset value, beginning of period   $  10.12     $   9.77   $  9.52   $ 9.09   $ 9.84       $ 9.90
                                        --------     --------   -------   ------   ------       ------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income. . . . . . .        0.10         0.29      0.51     0.57     0.52         0.25
  Net realized and unrealized gain
 (loss) on investments and foreign          0.27
 currency transaction. . . . . . . .    --------         0.46      0.25     0.45    (0.75)        0.14
                                                     --------   -------   ------   ------       ------
  Total from investment operations .        0.37         0.75      0.76     1.02    (0.23)        0.39
                                        --------     --------   -------   ------   ------       ------
  LESS DISTRIBUTIONS:
  Dividends from net investment            (0.01)       (0.27)    (0.51)   (0.59)   (0.49)       (0.25)
 income. . . . . . . . . . . . . . .
  Distributions from realized gains.       (0.06)       (0.13)       --       --    (0.03)       (0.20)
                                        --------     --------   -------   ------   ------       ------
  Total dividends and distributions.       (0.07)       (0.40)    (0.51)   (0.59)   (0.52)       (0.45)
                                        --------     --------   -------   ------   ------       ------
 Net asset value, end of period. . .    $  10.42     $  10.12   $  9.77   $ 9.52   $ 9.09       $ 9.84
                                        ========     ========   =======   ======   ======       ======
Total return (b) . . . . . . . . . .        3.62%        7.68%     8.04%   11.28%   (2.25)%       4.05%
                                        ========     ========   =======   ======   ======       ======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's). .    $308,308     $189,680   $46,843   $9,159   $1,094       $   10
Ratio of expenses to average net            0.85%        0.87%     0.85%    0.84%    0.81%        0.81%
 assets (a). . . . . . . . . . . . .
Ratio of net investment income to           1.97%        2.91%     4.97%    5.98%    5.39%        5.06%
 average net assets (a). . . . . . .
Portfolio turnover rate. . . . . . .         418%         755%      301%     282%     147%         194%

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/ALLIANCE SMALL CAP GROWTH PORTFOLIO(d)(m):
FINANCIAL HIGHLIGHTS -- (Continued)

                                                                       CLASS IA
                                       ----------------------------------------------------------------------
                                        SIX MONTHS
                                          ENDED                      YEAR ENDED DECEMBER 31,
                                       JUNE 30,2003  --------------------------------------------------------
                                       (UNAUDITED)     2002        2001        2000        1999        1998
                                       ------------  ----------  ----------  ----------  ----------  --------
 Net asset value, beginning of period   $   9.02     $  12.90    $  15.06    $  15.11    $  11.82    $  12.35
                                        --------     --------    --------    --------    --------    --------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss) . . .       (0.02)       (0.06)      (0.06)      (0.07)      (0.05)       0.01
  Net realized and unrealized gain
 (loss) on investments . . . . . . .        1.39        (3.82)      (1.89)       1.99        3.34       (0.54)
                                        --------     --------    --------    --------    --------    --------
  Total from investment operations .        1.37        (3.88)      (1.95)       1.92        3.29       (0.53)
                                        --------     --------    --------    --------    --------    --------
  LESS DISTRIBUTIONS:
  Distributions from realized gains.          --           --       (0.21)      (1.97)         --          --
                                        --------     --------    --------    --------    --------    --------
 Net asset value, end of period. . .    $  10.39     $   9.02    $  12.90    $  15.06    $  15.11    $  11.82
                                        ========     ========    ========    ========    ========    ========
Total return (b) . . . . . . . . . .       15.19%      (30.08)%    (13.03)%     14.12%      27.75%      (4.28)%
                                        ========     ========    ========    ========    ========    ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's). .    $366,803     $317,679    $461,312    $501,596    $241,000    $198,360
Ratio of expenses to average
 net assets before fees
 paid indirectly (a) . . . . . . . .        0.82%        0.83%       0.81%       0.84%       0.95%       0.96%
Ratio of expenses to average
 net assets after fees
 paid indirectly (a) . . . . . . . .        0.79%        0.81%        N/A         N/A         N/A         N/A
Ratio of net investment income (loss)
 to average net assets before fees
 paid indirectly (a) . . . . . . . .       (0.47)%      (0.57)%     (0.49)%     (0.37)%     (0.40)%      0.08%
Ratio of net investment income (loss)
 to average net assets
 after fees paid indirectly (a). . .       (0.44)%      (0.55)%       N/A         N/A         N/A         N/A
Portfolio turnover rate. . . . . . .          56%         110%        110%        142%        221%         94%

                                                                             CLASS IB
                                       ----------------------------------------------------------------------
                                        SIX MONTHS
                                          ENDED                      YEAR ENDED DECEMBER 31,
                                       JUNE 30,2003  --------------------------------------------------------
                                       (UNAUDITED)     2002        2001        2000        1999         1998
                                       ------------  ----------  ----------  ----------  ----------  --------
 Net asset value, beginning of period   $   8.90     $  12.75    $  14.92    $  15.03    $  11.79   $  12.34
                                        --------     --------    --------    --------    --------   --------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss) . . .       (0.03)       (0.08)      (0.08)      (0.11)      (0.08)     (0.02)
  Net realized and unrealized gain
 (loss) on investments . . . . . . .        1.37        (3.77)      (1.88)       1.97        3.32      (0.53)
                                        --------     --------    --------    --------    --------   --------
  Total from investment operations .        1.34        (3.85)      (1.96)       1.86        3.24      (0.55)
                                        --------     --------    --------    --------    --------   --------
  LESS DISTRIBUTIONS:
  Distributions from realized gains.          --           --       (0.21)      (1.97)         --        --
                                        --------     --------    --------    --------    --------   --------
 Net asset value, end of period. . .    $  10.24     $   8.90    $  12.75    $  14.92    $  15.03   $  11.79
                                        ========     ========    ========    ========    ========   ========
Total return (b) . . . . . . . . . .       15.06%      (30.20)%    (13.28)%     13.78%      27.46%     (4.44)%
                                        ========     ========    ========    ========    ========   ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's). .    $400,443     $308,406    $387,833    $360,635    $162,331   $112,254
Ratio of expenses to average                1.07%        1.08%       1.06%       1.09%       1.20%      1.20%
 net assets before fees
 paid indirectly (a) . . . . . . . .
Ratio of expenses to average                1.04%        1.06%        N/A         N/A         N/A        N/A
 net assets after fees
 paid indirectly (a) . . . . . . . .
Ratio of net investment income (loss)      (0.72)%      (0.82)%     (0.74)%     (0.62)%     (0.65)%    (0.17)%
 to average net assets before fees
 paid indirectly (a) . . . . . . . .
Ratio of net investment income (loss)      (0.69)%      (0.80)%       N/A         N/A         N/A        N/A
 to average net assets
 after fees paid indirectly (a). . .
Portfolio turnover rate. . . . . . .          56%         110%        110%        142%        221%        94%

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/ALLIANCE TECHNOLOGY PORTFOLIO:
FINANCIAL HIGHLIGHTS -- (Continued)

                                           CLASS IA
                        -----------------------------------------------

                         SIX MONTHS       YEAR ENDED           MAY 1
                           ENDED         DECEMBER 31,        2000* TO
                        JUNE 30,2003  ------------------    DECEMBER 31
                        (UNAUDITED)    2002       2001         2000
                        ------------  ---------  ---------  -----------
 Net asset value,
 beginning of period.     $  3.01     $  5.06    $  6.68    $ 10.00
                         --------     -------    -------    -------
  INCOME FROM
 INVESTMENT
 OPERATIONS:
  Net investment
 income (loss). . . .       (0.01)      (0.03)     (0.01)      0.01
  Net realized and
 unrealized loss on
 investments and
 foreign currency
 transactions . . . .        0.53       (2.02)     (1.61)     (3.33)
                         --------     -------    -------    -------
  Total from
 investment operations       0.52       (2.05)     (1.62)     (3.32)
                         --------     -------    -------    -------
 Net asset value, end
 of period. . . . . .     $  3.53     $  3.01    $  5.06    $  6.68
                         ========     =======    =======    =======
Total return (b). . .       17.28%     (40.51)%   (24.24)%   (33.20)%
                         ========     =======    =======    =======
RATIOS/SUPPLEMENTAL
 DATA:
Net assets, end of
 period (000's) . . .     $13,218     $11,263    $24,326    $22,880
Ratio of expenses to
 average net assets
 after waivers (a). .        0.90%       0.90%      0.90%      0.90%(c)
Ratio of expenses to
 average net assets
 after waivers and
 fees paid indirectly
 (a). . . . . . . . .        0.86%       0.88%       N/A        N/A
Ratio of expenses to
 average net assets
 before waivers and
 fees paid indirectly
  (a) . . . . . . . .        1.00%       1.00%      0.98%      0.96%(c)
Ratio of net
 investment income
 (loss) to average net
 assets after waivers
 (a). . . . . . . . .       (0.61)%     (0.71)%    (0.31)%     0.25%(c)
Ratio of net
 investment income
 (loss) to average net
 assets after waivers
 and fees paid
 indirectly (a) . . .       (0.57)%     (0.69)%      N/A        N/A
Ratio of net
 investment income
 (loss) to average net
 assets before waivers
 and fees paid
 indirectly (a) . . .       (0.71)%     (0.81)%    (0.39)%     0.18%(c)
Portfolio turnover
 rate . . . . . . . .          52%         80%        41%        49%
Effect of voluntary
 expense limitation
 during the period:
Per share benefit to
 net investment income        --#     $   --#    $   --#    $    --

                                                     CLASS IB
                        ---------------------------------------------------

                         SIX MONTHS                                  MAY 1
                           ENDED      YEAR ENDED DECEMBER 31,       2000* TO
                        JUNE 30,2003  ------------------------    DECEMBER 31
                        (UNAUDITED)     2002         2001             2000
                        ------------  -----------  -----------  ----------------
 Net asset value,
 beginning of period.    $   2.99     $   5.04     $   6.67       $  10.00
                         --------     --------     --------      ---------
  INCOME FROM
 INVESTMENT
 OPERATIONS:
  Net investment            (0.01)       (0.03)       (0.03)            --
 income (loss). . . .
  Net realized and
 unrealized loss on          0.52        (2.02)       (1.60)         (3.33)
 investments and         --------     --------     --------      ---------
 foreign currency
 transactions . . . .
  Total from
 investment operations       0.51        (2.05)       (1.63)         (3.33)
                         --------     --------     --------      ---------
 Net asset value, end
 of period. . . . . .    $   3.50     $   2.99     $   5.04       $   6.67
                         ========     ========     ========      =========
Total return (b). . .       17.06%      (40.67)%     (24.43)%       (33.30)%
                         ========     ========     ========      =========
RATIOS/SUPPLEMENTAL
 DATA:
Net assets, end of       $245,894     $194,971     $320,756       $275,140
 period (000's) . . .
Ratio of expenses to         1.15%        1.15%        1.15%          1.15%(c)
 average net assets
 after waivers (a). .
Ratio of expenses to         1.11%        1.13%         N/A            N/A
 average net assets
 after waivers and
 fees paid indirectly
 (a). . . . . . . . .
Ratio of expenses to         1.25%        1.25%        1.23%          1.21%(c)
 average net assets
 before waivers and
 fees paid indirectly
  (a) . . . . . . . .
Ratio of net                (0.86)%      (0.96)%      (0.56)%        (0.00)%(c)
 investment income
 (loss) to average net
 assets after waivers
 (a). . . . . . . . .
Ratio of net                (0.82)%      (0.94)%        N/A            N/A
 investment income
 (loss) to average net
 assets after waivers
 and fees paid
 indirectly (a) . . .
Ratio of net                (0.96)%      (1.06)%      (0.64)%        (0.07)%(c)
 investment income
 (loss) to average net
 assets before waivers
 and fees paid
 indirectly (a) . . .
Portfolio turnover             52%          80%          41%            49%
 rate . . . . . . . .
Effect of voluntary
 expense limitation
 during the period:
Per share benefit to     $    --#     $    --#     $    --#             --
 net investment income

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/BALANCED PORTFOLIO(d)(g)(j):
FINANCIAL HIGHLIGHTS -- (Continued)

                                                                       CLASS IA
                                   -------------------------------------------------------------------------------
                                    SIX MONTHS
                                      ENDED                          YEAR ENDED DECEMBER 31,
                                   JUNE 30,2003  -----------------------------------------------------------------
                                   (UNAUDITED)      2002          2001          2000          1999         1998
                                   ------------  ------------  ------------  ------------  -----------  -----------
 Net asset value,
 beginning of period. . . . . . .  $    12.54    $    14.52    $    15.20    $    19.18    $    18.51   $    17.58
                                   ----------    ----------    ----------    ----------    ----------   ----------
  INCOME FROM INVESTMENT
 OPERATIONS:
  Net investment income . . . . .        0.10          0.33          0.40          0.60          0.52         0.56
  Net realized and
 unrealized gain (loss) on
 investments and foreign
 currency transactions. . . . . .        0.98         (2.15)        (0.69)        (0.92)         2.69         2.54
                                   ----------    ----------    ----------    ----------    ----------   ----------
  Total from investment
 operations . . . . . . . . . . .        1.08         (1.82)        (0.29)        (0.32)         3.21         3.10
                                   ----------    ----------    ----------    ----------    ----------   ----------
  LESS DISTRIBUTIONS:
  Dividends from net
 investment income. . . . . . . .         --#         (0.16)        (0.39)        (0.62)        (0.56)       (0.50)
  Distributions from
 realized gains . . . . . . . . .          --            --            --         (3.04)        (1.98)       (1.67)
                                   ----------    ----------    ----------    ----------    ----------   ----------
  Total dividends and
 distributions. . . . . . . . . .          --         (0.16)        (0.39)        (3.66)        (2.54)       (2.17)
                                   ----------    ----------    ----------    ----------    ----------   ----------
 Net asset value, end of
 period . . . . . . . . . . . . .  $    13.62    $    12.54    $    14.52    $    15.20    $    19.18   $    18.51
                                   ==========    ==========    ==========    ==========    ==========   ==========
Total return (b). . . . . . . . .        8.65%       (12.52)%       (1.85)%       (1.32)%       17.79%       18.11%
                                   ==========    ==========    ==========    ==========    ==========   ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (000's). . . . . . . . . . . . .  $2,990,861    $2,908,058    $2,122,401    $1,914,143    $2,126,313   $1,936,429
Ratio of expenses to
 average net assets after
 waivers (a). . . . . . . . . . .        0.63%         0.65%         0.65%          N/A           N/A          N/A
Ratio of expenses to
 average net assets after
 waivers and fees paid
 indirectly (a) . . . . . . . . .        0.63%         0.63%          N/A           N/A           N/A          N/A
Ratio of expenses
 to average net
 assets before
 waivers and fees
 paid indirectly (a). . . . . . .        0.63%         0.66%         0.65%         0.59%         0.44%        0.45%
Ratio of net investment
 income to average net
 assets after waivers (a) . . . .        1.52%         1.91%         2.74%          N/A           N/A          N/A
Ratio of net investment
 income to average net
 assets after waivers and
 fees paid indirectly (a) . . . .        1.52%         1.93%          N/A           N/A           N/A          N/A
Ratio of net investment
 income to average net
 assets before waivers and
 fees paid indirectly (a)                1.52%         1.90%         2.74%         3.17%         2.68%        3.00%
Portfolio turnover rate .                 193%          337%          184%          183%          107%          95%
Effect of voluntary
 expense limitation
 during the period:
 Per share benefit to net
 investment income.                       N/A    $      --#    $       --           N/A           N/A          N/A

                                                                              CLASS IB
                                   ---------------------------------------------------------------------------------------------
                                    SIX MONTHS                                                                        JULY 8
                                      ENDED                        YEAR ENDED DECEMBER 31,                           1998* TO
                                   JUNE 30,2003  -------------------------------------------------------------     DECEMBER 31,
                                   (UNAUDITED)     2002        2001            2000                 1999               1998
                                   ------------  ----------  ----------  -------------------  -----------------    ------------
 Net asset value,
 beginning of period. . .           $  12.47     $  14.45    $  15.14              $ 19.15             $ 18.51             $19.48
                                    --------     --------    --------    -----------------    ----------------    ---------------
  INCOME FROM INVESTMENT
 OPERATIONS:
  Net investment income .               0.07         0.26        0.35                 0.55                0.47               0.24
  Net realized and
 unrealized gain (loss) on              0.99        (2.10)      (0.67)               (0.93)               2.69               0.66
 investments and foreign            --------     --------    --------    -----------------    ----------------    ---------------
 currency transactions. .
  Total from investment
 operations . . . . . . .               1.06        (1.84)      (0.32)               (0.38)               3.16               0.90
                                    --------     --------    --------    -----------------    ----------------    ---------------
  LESS DISTRIBUTIONS:
  Dividends from net                     --#        (0.14)      (0.37)               (0.59)              (0.54)             (0.20)
 investment income. . . .
  Distributions from
 realized gains . . . . .                 --           --          --                (3.04)              (1.98)             (1.67)
                                    --------     --------    --------    -----------------    ----------------    ---------------
  Total dividends and
 distributions. . . . . .                 --        (0.14)      (0.37)               (3.63)              (2.52)             (1.87)
                                    --------     --------    --------    -----------------    ----------------    ---------------
 Net asset value, end of
 period . . . . . . . . .           $  13.53     $  12.47    $  14.45              $ 15.14             $ 19.15             $18.51
                                    ========     ========    ========    =================    ================    ===============
Total return (b). . . . .               8.54%      (12.71)%     (2.08)%              (1.58)%             17.50%              4.92%
                                    ========     ========    ========    =================    ================    ===============
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period           $870,520     $665,088    $359,212              $41,282             $10,701             $   10
 (000's). . . . . . . . .
Ratio of expenses to                    0.88%        0.90%       0.90%                 N/A                 N/A                N/A
 average net assets after
 waivers (a). . . . . . .
Ratio of expenses to                    0.88%        0.88%        N/A                  N/A                 N/A                N/A
 average net assets after
 waivers and fees paid
 indirectly (a) . . . . .
Ratio of expenses                       0.88%        0.91%       0.90%                0.84%               0.69%              0.70%
 to average net
 assets before
 waivers and fees
 paid indirectly (a). . .
Ratio of net investment                 1.27%        1.66%       3.72%                 N/A                 N/A                N/A
 income to average net
 assets after waivers (a)
Ratio of net investment                 1.27%        1.68%        N/A                  N/A                 N/A                N/A
 income to average net
 assets after waivers and
 fees paid indirectly (a)
Ratio of net investment                 1.27%        1.65%       3.72%                2.92%               2.43%              2.65%
 income to average net
 assets before waivers and
 fees paid indirectly (a)
Portfolio turnover rate .                193%         337%        184%                 183%                107%                95%
Effect of voluntary
 expense limitation
 during the period:
 Per share benefit to net                N/A     $    --#    $     --                  N/A                 N/A                N/A
 investment income.

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/BERNSTEIN DIVERSIFIED VALUE PORTFOLIO(h):
FINANCIAL HIGHLIGHTS -- (Continued)

                                        CLASS IA
                        ----------------------------------------
                         SIX MONTHS                    MAY 18
                           ENDED       YEAR ENDED     2001* TO
                        JUNE 30,2003  DECEMBER 31,   DECEMBER 31
                        (UNAUDITED)       2002          2001
                        ------------  -------------  -----------
 Net asset value,
 beginning of period.     $ 10.03       $ 11.77       $ 12.26
                          -------       -------       -------
  INCOME FROM
 INVESTMENT
 OPERATIONS:
  Net investment
 income . . . . . . .        0.10          0.18          0.11
  Net realized and
 unrealized gain
 (loss) on investments
 and from currency
 transactions . . . .        0.99         (1.76)        (0.26)
                          -------       -------       -------
  Total from
 investment operations       1.09         (1.58)        (0.15)
                          -------       -------       -------
  LESS DISTRIBUTIONS:
  Dividends from net
 investment income. .          --#        (0.16)        (0.13)
  Distributions from
 realized gains . . .          --            --         (0.21)
                          -------       -------       -------
  Total dividends and
 distributions. . . .          --         (0.16)        (0.34)
                          -------       -------       -------
 Net asset value, end
 of period. . . . . .     $ 11.12       $ 10.03       $ 11.77
                          =======       =======       =======
Total return (b). . .       10.87%       (13.42)%       (1.21)%
                          =======       =======       =======
RATIOS/SUPPLEMENTAL
 DATA:
Net assets, end of
 period (000's) . . .     $25,297       $21,214       $18,000
Ratio of expenses to
 average net assets
 after waivers (a). .        0.70%         0.70%         0.70%
Ratio of expenses to
 average net assets
 after waivers and
 fees paid indirectly
 (a). . . . . . . . .        0.70%         0.69%          N/A
Ratio of expenses to
 average net assets
 before waivers and
 fees paid indirectly
 (a). . . . . . . . .        0.71%         0.73%         0.73%
Ratio of net
 investment income to
 average net assets
 after waivers (a). .        1.96%         1.77%         1.69%
Ratio of net
 investment income  to
 average net assets
 after waivers and
 fees paid indirectly
 (a). . . . . . . . .        1.96%         1.78%          N/A
Ratio of net
 investment income to
 average net assets
 before waivers and
 fees paid indirectly
 (a). . . . . . . . .        1.95%         1.75%         1.66%
Portfolio turnover
 rate . . . . . . . .           6%           13%           90%
Effect of voluntary
 expense limitation
 during the period:
 Per share benefit to
 net investment income    $    --#      $    --#      $    --#

                                                            CLASS IB
                        ----------------------------------------------------------------------
                         SIX MONTHS
                           ENDED                    YEAR ENDED DECEMBER 31,
                        JUNE 30,2003  --------------------------------------------------------
                        (UNAUDITED)     2002        2001       2000        1999      1998**
                        ------------  ----------  ---------  ----------  ---------  ----------
 Net asset value,
 beginning of period.   $    10.03    $  11.77    $  11.73   $  12.06    $  11.94    $ 10.00
                        ----------    --------    --------   --------    --------    -------
  INCOME FROM
 INVESTMENT
 OPERATIONS:
  Net investment              0.08        0.14        0.11       0.09        0.11       0.06
 income . . . . . . .
  Net realized and
 unrealized gain              1.00       (1.74)       0.25      (0.33)       0.31       1.94
 (loss) on investments  ----------    --------    --------   --------    --------    -------
 and from currency
 transactions . . . .
  Total from
 investment operations        1.08       (1.60)       0.36      (0.24)       0.42       2.00
                        ----------    --------    --------   --------    --------    -------
  LESS DISTRIBUTIONS:
  Dividends from net            --#      (0.14)      (0.11)     (0.09)      (0.11)     (0.06)
 investment income. .
  Distributions from
 realized gains . . .           --          --       (0.21)        --       (0.19)        --
                        ----------    --------    --------   --------    --------    -------
  Total dividends and
 distributions. . . .           --       (0.14)      (0.32)     (0.09)      (0.30)     (0.06)
                        ----------    --------    --------   --------    --------    -------
 Net asset value, end
 of period. . . . . .   $    11.11    $  10.03    $  11.77   $  11.73    $  12.06    $ 11.94
                        ==========    ========    ========   ========    ========    =======
Total return (b). . .        10.77%     (13.61)%      3.09%     (1.94)%      3.55%     20.01%
                        ==========    ========    ========   ========    ========    =======
RATIOS/SUPPLEMENTAL
 DATA:
Net assets, end of      $1,091,656    $800,212    $608,741   $176,049    $133,503    $74,588
 period (000's) . . .
Ratio of expenses to          0.95%       0.95%       0.95%      0.95%       0.94%      0.90%
 average net assets
 after waivers (a). .
Ratio of expenses to          0.95%       0.94%        N/A        N/A         N/A        N/A
 average net assets
 after waivers and
 fees paid indirectly
 (a). . . . . . . . .
Ratio of expenses to          0.96%       0.98%       0.98%      0.95%       1.00%      1.20%
 average net assets
 before waivers and
 fees paid indirectly
 (a). . . . . . . . .
Ratio of net                  1.71%       1.52%       1.40%      0.91%       1.10%      1.19%
 investment income to
 average net assets
 after waivers (a). .
Ratio of net                  1.71%       1.53%        N/A        N/A         N/A        N/A
 investment income  to
 average net assets
 after waivers and
 fees paid indirectly
 (a). . . . . . . . .
Ratio of net                  1.70%       1.50%       1.37%      0.91%       1.04%      0.89%
 investment income to
 average net assets
 before waivers and
 fees paid indirectly
 (a). . . . . . . . .
Portfolio turnover               6%         13%         90%        33%         32%        37%
 rate . . . . . . . .
Effect of voluntary
 expense limitation
 during the period:
 Per share benefit to   $       --#   $     --    $     --#  $     --    $   0.01    $  0.02
 net investment income

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO:
FINANCIAL HIGHLIGHTS -- (Continued)

                                                CLASS IA                                            CLASS IB
                                        -------------------------  ------------------------------------------------------------
                                      SIX MONTHS     OCTOBER 2      SIX MONTHS                                      SEPTEMBER 1
                                        ENDED        2002* TO         ENDED           YEAR ENDED DECEMBER 31,         1999* TO
                                     JUNE 30,2003   DECEMBER 31    JUNE 30,2003     ----------------------------    DECEMBER 31
                                      (UNAUDITED)     2002          (UNAUDITED)       2002      2001       2000        1999
                                      ------------ -----------     ------------    ---------  ---------  --------  ------------
 Net asset value, beginning of period     $ 5.88       $ 5.64          $  5.88      $  7.99    $  9.64    $10.76     10.00
                                          ------       ------          -------      -------    -------    ------    ------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment loss . . . . . . . .      (0.01)         --#            (0.01)       (0.01)     (0.02)    (0.01)    (0.01)
  Net realized and unrealized gain
 (loss) on investments. . . . . . . .       0.58         0.24             0.57        (2.10)     (1.37)    (0.34)     0.83
                                          ------       ------          -------      -------    -------    ------    ------
  Total from investment operations. .       0.57         0.24             0.56        (2.11)     (1.39)    (0.35)     0.82
                                          ------       ------          -------      -------    -------    ------    ------
  LESS DISTRIBUTIONS:
  Distributions from realized gains .         --           --               --           --      (0.26)    (0.77)    (0.06)
                                          ------       ------          -------      -------    -------    ------    ------
 Net asset value, end of period . . .     $ 6.45       $ 5.88          $  6.44      $  5.88    $  7.99    $ 9.64    $10.76
                                          ======       ======          =======      =======    =======    ======    ======
Total return (b). . . . . . . . . . .       9.69%        4.26%            9.52%      (26.41)%   (14.74)%   (2.87)%    8.09%
                                          ======       ======          =======      =======    =======    ======    ======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) . .     $   56       $   51          $18,847      $11,064    $ 5,898    $3,922    $2,622
Ratio of expenses to average net
 assets after waivers and
 reimbursements (a) . . . . . . . . .       0.80%        0.80%            1.05%        1.05%      1.05%     1.05%     1.05%
Ratio of expenses to average net
 assets after waivers, reimbursements
 and fees paid indirectly (a) . . . .       0.74%        0.70%            0.99%        0.95%       N/A       N/A       N/A
Ratio of expenses to average net
 assets before waivers, reimbursements
 and fees paid indirectly (a) . . . .       1.32%        1.82%            1.57%        2.07%      2.36%     2.37%     5.38%
Ratio of net investment loss to
 average net assets after waivers and
 reimbursements (a) . . . . . . . . .      (0.23)%      (0.13)%          (0.48)%      (0.38)%    (0.33)%   (0.11)%   (0.19)%
Ratio of net investment loss to
 average net assets after waivers,
 reimbursements and fees paid
 indirectly (a) . . . . . . . . . . .      (0.17)%      (0.03)%          (0.42)%      (0.28)%      N/A       N/A       N/A
Ratio of net investment loss to
 average net assets before waivers,
 reimbursements and fees paid
 indirectly (a) . . . . . . . . . . .      (0.75)%      (1.15)%          (1.00)%      (1.40)%    (1.64)%   (1.43)%   (4.52)%
Portfolio turnover rate . . . . . . .         37%         130%              37%         130%        46%       81%       45%
Effect of voluntary expense limitation
 during the period:
 Per share benefit to net investment
 loss . . . . . . . . . . . . . . . .     $ 0.02       $ 0.02          $  0.01      $  0.04    $  0.08    $ 0.10    $   --

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/CAPITAL GUARDIAN INTERNATIONAL PORTFOLIO(e):
FINANCIAL HIGHLIGHTS -- (Continued)

                                           CLASS IA                                      CLASS IB
                                  --------------------------  ----------------------------------------------------------------
                                   SIX MONTHS    MARCH 25,     SIX MONTHS                                           MAY 1,
                                     ENDED        2002* TO       ENDED          YEAR ENDED DECEMBER 31,            1999* TO
                                  JUNE 30,2003  DECEMBER 31,  JUNE 30,2003  --------------------------------     DECEMBER 31,
                                  (UNAUDITED)       2002      (UNAUDITED)     2002        2001        2000           1999
                                  ------------  ------------  ------------  ----------  ----------  ----------  --------------
 Net asset value, beginning of
 period . . . . . . . . . . . .      $ 7.35      $  8.77       $   7.35     $   8.77    $  11.28    $  14.10      $ 10.00
                                    -------      -------       --------     --------    --------    --------      -------
  INCOME FROM INVESTMENT
 OPERATIONS:
  Net investment income . . . .        0.08         0.05           0.07         0.06        0.04        0.10           --
  Net realized and unrealized
 gain (loss) on investments and
 foreign currency transactions.        0.42        (1.35)          0.42        (1.37)      (2.38)      (2.68)        4.10
                                    -------      -------       --------     --------    --------    --------      -------
  Total from investment
 operations . . . . . . . . . .        0.50        (1.30)          0.49        (1.31)      (2.34)      (2.58)        4.10
                                    -------      -------       --------     --------    --------    --------      -------
  LESS DISTRIBUTIONS:
  Dividends from net investment
 income . . . . . . . . . . . .       (0.01)       (0.12)         (0.01)       (0.11)      (0.14)      (0.07)          --
  Distributions from realized
 gains. . . . . . . . . . . . .          --           --             --           --       (0.03)      (0.17)          --
                                    -------      -------       --------     --------    --------    --------      -------
  Total dividends and
 distributions. . . . . . . . .       (0.01)       (0.12)         (0.01)       (0.11)      (0.17)      (0.24)          --
                                    -------      -------       --------     --------    --------    --------      -------
 Net asset value, end of period      $ 7.84      $  7.35       $   7.83     $   7.35    $   8.77    $  11.28      $ 14.10
                                    =======      =======       ========     ========    ========    ========      =======
Total return (b). . . . . . . .        6.97%      (14.81)%         6.69%      (15.00)%    (20.89)%    (19.19)%      41.00%
                                    =======      =======       ========     ========    ========    ========      =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (000's). . . . . . . . . . . .      $  208      $    84       $195,094     $125,521    $101,683    $110,486      $52,049
Ratio of expenses to average net
 assets
 after waivers (a). . . . . . .        0.95%        0.95%          1.20%        1.20%       1.20%       1.20%        1.20%
Ratio of expenses to average net
 assets after waivers and fees
 paid indirectly (a). . . . . .        0.94%        0.92%          1.19%        1.17%        N/A         N/A          N/A
Ratio of expenses to average net
 assets before waivers and fees
 paid indirectly (a). . . . . .        1.08%        1.14%          1.33%        1.39%       1.39%       1.28%        1.65%
Ratio of net investment income
  to average
 net assets after waivers (a) .        2.07%        0.76%          1.82%        0.51%       0.39%       0.37%        0.02%
Ratio of net investment income
 to
 average net assets after
 waivers
 and fees paid indirectly (a) .        2.08%        0.79%          1.83%        0.54%        N/A         N/A          N/A
Ratio of net investment income
 (loss) to
 average net assets before
 waivers and
 fees paid indirectly (a) . . .        1.94%        0.57%          1.69%        0.32%       0.20%       0.29%       (0.43)%
Portfolio turnover rate . . . .           6%          23%             6%          23%         38%         26%          28%
Effect of voluntary expense
 limitation during the period:
 Per share benefit to net
 investment income. . . . . . .          --#     $  0.01       $     --#    $   0.01    $   0.02    $   0.02      $  0.02

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO(k):
FINANCIAL HIGHLIGHTS -- (Continued)

                                             CLASS IA                                     CLASS IB
                                    --------------------------  --------------------------------------------------------------
                                     SIX MONTHS     MARCH 25     SIX MONTHS      YEAR ENDED DECEMBER 31,            MAY 1
                                       ENDED        2002* TO       ENDED      -------------------------------      1999* TO
                                    JUNE 30,2003  DECEMBER 31,  JUNE 30,2003                                     DECEMBER 31,
                                    (UNAUDITED)       2002      (UNAUDITED)     2002        2001       2000          1999
                                    ------------  ------------  ------------  ----------  ----------  --------  --------------
 Net asset value, beginning of
 period . . . . . . . . . . . . .      $ 8.22      $ 10.84       $   8.22     $  10.93    $  11.18    $ 10.69     $ 10.00
                                      -------      -------       --------     --------    --------    -------     -------
  INCOME FROM INVESTMENT
 OPERATIONS:
  Net investment income . . . . .        0.02         0.11           0.02         0.04        0.02       0.04        0.02
  Net realized and unrealized gain
 (loss) on investments and foreign
 currency transactions. . . . . .        1.24        (2.71)          1.24        (2.73)      (0.25)      0.59        0.69
                                      -------      -------       --------     --------    --------    -------     -------
  Total from investment operations       1.26        (2.60)          1.26        (2.69)      (0.23)      0.63        0.71
                                      -------      -------       --------     --------    --------    -------     -------
  LESS DISTRIBUTIONS:
  Dividends from net investment
 income . . . . . . . . . . . . .       (0.01)       (0.02)         (0.01)       (0.02)      (0.02)     (0.04)      (0.02)
  Distributions from realized
 gains. . . . . . . . . . . . . .          --           --             --           --          --      (0.10)         --
                                      -------      -------       --------     --------    --------    -------     -------
  Total dividends and
 distributions. . . . . . . . . .       (0.01)       (0.02)         (0.01)       (0.02)      (0.02)     (0.14)      (0.02)
                                      -------      -------       --------     --------    --------    -------     -------
 Net asset value, end of period .      $ 9.47      $  8.22       $   9.47     $   8.22    $  10.93    $ 11.18     $ 10.69
                                      =======      =======       ========     ========    ========    =======     =======
Total return (b). . . . . . . . .       15.29%      (23.94)%        15.29%      (24.62)%     (2.04)%     5.92%       7.10%
                                      =======      =======       ========     ========    ========    =======     =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)      $  144      $    82       $701,446     $563,396    $111,944    $77,959     $33,903
Ratio of expenses to average net
 assets
 after waivers (a). . . . . . . .        0.70%        0.70%          0.95%        0.95%       0.95%      0.95%       0.95%
Ratio of expenses to average net
 assets
 after waivers and fees paid
 indirectly (a) . . . . . . . . .        0.69%        0.18%          0.94%        0.43%        N/A        N/A         N/A
Ratio of expenses to average net
 assets before waivers and fees
 paid indirectly (a). . . . . . .        0.73%        0.81%          0.98%        1.06%       1.05%      1.06%       1.35%
Ratio of net investment income to
 average
 net assets after waivers (a) . .        0.67%        0.75%          0.42%        0.50%       0.26%      0.47%       0.37%
Ratio of net investment income to
 average net assets after waivers
 and fees paid indirectly (a) . .        0.68%        1.27%          0.43%        1.02%        N/A        N/A         N/A
Ratio of net investment income to
 average
 net assets before waivers and
 fees paid indirectly (a) . . . .        0.64%        0.64%          0.39%        0.39%       0.16%      0.37%      (0.03)%
Portfolio turnover rate . . . . .           9%         222%             9%         222%         30%        38%         36%
Effect of voluntary expense
 limitation during the period:
 Per share benefit to net
 investment income. . . . . . . .          --#     $  0.01       $     --#    $     --#   $   0.01    $  0.01     $  0.02

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/CAPITAL GUARDIAN U.S. EQUITY PORTFOLIO(n):
FINANCIAL HIGHLIGHTS -- (Continued)

                                            CLASS IA                                     CLASS IB
                                   --------------------------  ---------------------------------------------------------------
                                    SIX MONTHS     MARCH 25     SIX MONTHS       YEAR ENDED DECEMBER 31,            MAY 1
                                      ENDED        2002* TO       ENDED      --------------------------------      1999* TO
                                   JUNE 30,2003  DECEMBER 31,  JUNE 30,2003                                      DECEMBER 31,
                                   (UNAUDITED)       2002      (UNAUDITED)     2002        2001        2000          1999
                                   ------------  ------------  ------------  ----------  ----------  ---------  --------------
 Net asset value, beginning of
 period. . . . . . . . . . . . .     $ 7.77       $ 10.12       $   7.77     $  10.22    $  10.46    $  10.32      $ 10.00
                                     ------       -------       --------     --------    --------    --------      -------
  INCOME FROM INVESTMENT
 OPERATIONS:
  Net investment income. . . . .       0.01          0.05           0.01         0.03        0.03        0.05         0.02
  Net realized and unrealized
 gain (loss) on investments. . .       1.31         (2.35)          1.30        (2.45)      (0.24)       0.30         0.35
                                     ------       -------       --------     --------    --------    --------      -------
  Total from investment
 operations. . . . . . . . . . .       1.32         (2.30)          1.31        (2.42)      (0.21)       0.35         0.37
                                     ------       -------       --------     --------    --------    --------      -------
  LESS DISTRIBUTIONS:
  Dividends from net investment
 income. . . . . . . . . . . . .         --#        (0.05)            --#       (0.03)      (0.03)      (0.05)       (0.02)
  Distributions from realized
 gains . . . . . . . . . . . . .         --            --             --           --          --#      (0.16)       (0.03)
                                     ------       -------       --------     --------    --------    --------      -------
  Total dividends and
 distributions . . . . . . . . .         --         (0.05)            --        (0.03)      (0.03)      (0.21)       (0.05)
                                     ------       -------       --------     --------    --------    --------      -------
 Net asset value, end of period.     $ 9.09       $  7.77       $   9.08     $   7.77    $  10.22    $  10.46      $ 10.32
                                     ======       =======       ========     ========    ========    ========      =======
Total return (b) . . . . . . . .      17.00%       (22.77)%        16.88%      (23.68)%     (2.01)%      3.56%        3.76%
                                     ======       =======       ========     ========    ========    ========      =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)    $  483       $    93       $455,452     $273,334    $198,364    $136,485      $67,472
Ratio of expenses to average net
 assets after waivers (a). . . .       0.70%         0.70%          0.95%        0.95%       0.95%       0.95%        0.95%
Ratio of expenses to average net
 assets after waivers and fees
 paid indirectly (a) . . . . . .       0.68%         0.66%          0.93%        0.91%        N/A         N/A          N/A
Ratio of expenses to average net
 assets before waivers and fees
 paid indirectly (a) . . . . . .       0.74%         0.77%          0.99%        1.02%       1.01%       1.01%        1.23%
Ratio of net investment income to
 average net assets after waivers
 (a) . . . . . . . . . . . . . .       0.67%         0.68%          0.42%        0.43%       0.32%       0.60%        0.63%
Ratio of net investment income to
 average net assets after waivers
 and fees paid indirectly (a). .       0.69%         0.72%          0.44%        0.47%        N/A         N/A          N/A
Ratio of net investment income to
 average net assets before
 waivers fees paid indirectly (a)      0.63%        (0.61)%         0.38%        0.36%       0.26%       0.54%        0.35%
Portfolio turnover rate. . . . .          8%           30%             8%          30%         36%         43%          50%
Effect of voluntary expense
 limitation during the period:
 Per share benefit to net
 investment income . . . . . . .     $   --#      $    --#      $     --#    $     --#   $     --#   $   0.01      $  0.01

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/EMERGING MARKETS EQUITY PORTFOLIO(e):
FINANCIAL HIGHLIGHTS -- (Continued)

                                  CLASS IA                                               CLASS IB
                          -------------------------  -------------------------------------------------------------------------
                           SIX MONTHS    OCTOBER 2    SIX MONTHS                   YEAR ENDED DECEMBER 31,
                             ENDED       2002* TO       ENDED      -----------------------------------------------------------
                          JUNE 30,2003  DECEMBER 31  JUNE 30,2003
                          (UNAUDITED)      2002      (UNAUDITED)     2002        2001        2000        1999        1998
                          ------------  -----------  ------------  ----------  ----------  ----------  ----------  -----------
 Net asset value,
 beginning of period. .     $ 5.29        $4.85       $   5.28     $   5.61    $   5.93    $  11.22    $   5.79     $  7.96
                            ------        -----       --------     --------    --------    --------    --------     -------
  INCOME FROM INVESTMENT
 OPERATIONS:
  Net investment income
 (loss) . . . . . . . .       0.05           --#          0.04        (0.01)       0.02       (0.08)      (0.01)       0.03
  Net realized and
 unrealized gain (loss)
 on investments and
 foreign currency
 transactions . . . . .       0.74         0.44           0.75        (0.32)      (0.33)      (4.37)       5.55       (2.18)
                            ------        -----       --------     --------    --------    --------    --------     -------
  Total from investment
 operations . . . . . .       0.79         0.44           0.79        (0.33)      (0.31)      (4.45)       5.54       (2.15)
                            ------        -----       --------     --------    --------    --------    --------     -------
  LESS DISTRIBUTIONS:
  Dividends from net
 investment income. . .         --           --             --           --          --          --          --       (0.02)
  Distributions from
 realized gains . . . .         --           --             --           --       (0.01)      (0.84)      (0.11)         --
                            ------        -----       --------     --------    --------    --------    --------     -------
  Total dividends and
 distributions. . . . .         --           --             --           --       (0.01)      (0.84)      (0.11)      (0.02)
                            ------        -----       --------     --------    --------    --------    --------     -------
 Net asset value, end of
 period . . . . . . . .     $ 6.08        $5.29       $   6.07     $   5.28    $   5.61    $   5.93    $  11.22     $  5.79
                            ======        =====       ========     ========    ========    ========    ========     =======
Total return (b). . . .      14.93%        9.07%         14.96%       (6.05)%     (5.09)%    (40.12)%     95.82%     (27.10)%
                            ======        =====       ========     ========    ========    ========    ========     =======
RATIOS/SUPPLEMENTAL
 DATA:
Net assets, end of
 period (000's) . . . .     $  297        $  62       $223,249     $193,115    $183,868    $198,044    $191,581     $41,359
Ratio of expenses to
 average net assets
 after waivers (a). . .       1.55%        1.57%          1.80%        1.82%       1.78%       1.75%       1.75%       1.75%
Ratio of expenses to
 average net
 assets after waivers
 and fees paid
 indirectly (a) . . . .       1.53%        1.56%          1.78%        1.81%        N/A         N/A         N/A         N/A
Ratio of expenses to
 average net
 assets before waivers
 and fees paid
 indirectly (a) . . . .       1.61%        1.62%          1.86%        1.87%       2.13%       1.92%       2.38%       2.63%
Ratio of net investment
 income (loss) to
 average net assets
 after waivers (a). . .       1.71%        0.13%          1.46%       (0.12)%      0.32%      (0.86)%     (0.18)%      0.73%
Ratio of net investment
 income (loss)
 to average net assets
 after waivers
 and fees paid
 indirectly (a) . . . .       1.73%        0.14%          1.48%       (0.11)%       N/A         N/A         N/A         N/A
Ratio of net investment
 income (loss)
 to average net assets
 before waivers and fees
 paid indirectly (a).         1.65%        0.08%          1.40%       (0.17)%     (0.03)%     (0.99)%     (0.82)%     (0.09)%
Portfolio turnover rate         40%          78%            40%          78%        143%         95%        138%        114%
Effect of voluntary
 expense limitation
 during the period:
 Per share benefit to
 net investment income
 (loss) . . . . . . . .         --#       $  --#            --#    $     --#       0.02        0.01        0.02        0.03

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/EQUITY 500 INDEX PORTFOLIO(d)(f):
FINANCIAL HIGHLIGHTS -- (Continued)

                                                                     CLASS IA
                                 -------------------------------------------------------------------------------
                                  SIX MONTHS
                                    ENDED                          YEAR ENDED DECEMBER 31,
                                 JUNE 30,2003  -----------------------------------------------------------------
                                 (UNAUDITED)      2002          2001          2000          1999         1998
                                 ------------  ------------  ------------  ------------  -----------  ----------
 Net asset value, beginning of
 period. . . . . . . . . . . .   $    16.92    $    22.05    $    25.34    $    29.57    $    25.00   $    19.74
                                 ----------    ----------    ----------    ----------    ----------   ----------
  INCOME FROM INVESTMENT
 OPERATIONS:
  Net investment income. . . .         0.13          0.26          0.26          0.25          0.28         0.27
  Net realized and unrealized
 gain (loss) on investments. .         1.82         (5.15)        (3.28)        (3.13)         4.78         5.25
                                 ----------    ----------    ----------    ----------    ----------   ----------
  Total from investment
 operations. . . . . . . . . .         1.95         (4.89)        (3.02)        (2.88)         5.06         5.52
                                 ----------    ----------    ----------    ----------    ----------   ----------
  LESS DISTRIBUTIONS:
  Dividends from net investment
 income. . . . . . . . . . . .        (0.03)        (0.22)        (0.25)        (0.19)        (0.27)       (0.25)
  Distributions from realized
 gains . . . . . . . . . . . .           --         (0.02)        (0.02)        (1.16)        (0.22)       (0.01)
                                 ----------    ----------    ----------    ----------    ----------   ----------
  Total dividends and
 distributions . . . . . . . .        (0.03)        (0.24)        (0.27)        (1.35)        (0.49)       (0.26)
                                 ----------    ----------    ----------    ----------    ----------   ----------
 Net asset value, end of period  $    18.84    $    16.92    $    22.05    $    25.34    $    29.57   $    25.00
                                 ==========    ==========    ==========    ==========    ==========   ==========
Total return (b) . . . . . . .        11.52%       (22.19)%      (11.95)%       (9.58)%       20.38%       28.07%
                                 ==========    ==========    ==========    ==========    ==========   ==========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (000's) . . . . . . . . . . .   $1,374,196    $1,256,522    $1,775,556    $2,106,901    $2,618,539   $1,689,913
Ratio of expenses to average
 net assets (a). . . . . . . .         0.31%         0.32%         0.31%         0.32%         0.33%        0.34%
Ratio of net investment income
 to average net assets (a) . .         1.48%         1.30%         1.08%         0.87%         1.05%        1.23%
Portfolio turnover rate. . . .            0%++          8%            3%           17%            5%           6%

                                                              CLASS IB
                                 -------------------------------------------------------------------
                                  SIX MONTHS
                                    ENDED                    YEAR ENDED DECEMBER 31,
                                 JUNE 30,2003  -----------------------------------------------------
                                 (UNAUDITED)     2002        2001        2000       1999       1998
                                 ------------  ----------  ----------  ----------  --------  -------
 Net asset value, beginning of
 period. . . . . . . . . . . .   $    16.84    $  21.95    $  25.22    $  29.50    $ 24.98    $19.73
                                 ----------    --------    --------    --------    -------    ------
  INCOME FROM INVESTMENT
 OPERATIONS:
  Net investment income. . . .         0.09        0.18        0.20        0.16       0.21      0.22
  Net realized and unrealized
 gain (loss) on investments. .         1.83       (5.09)      (3.26)      (3.11)      4.78      5.24
                                 ----------    --------    --------    --------    -------    ------
  Total from investment
 operations. . . . . . . . . .         1.92       (4.91)      (3.06)      (2.95)      4.99      5.46
                                 ----------    --------    --------    --------    -------    ------
  LESS DISTRIBUTIONS:
  Dividends from net investment       (0.03)      (0.18)      (0.19)      (0.17)     (0.25)    (0.20)
 income. . . . . . . . . . . .
  Distributions from realized
 gains . . . . . . . . . . . .           --       (0.02)      (0.02)      (1.16)     (0.22)    (0.01)
                                 ----------    --------    --------    --------    -------    ------
  Total dividends and
 distributions . . . . . . . .        (0.03)      (0.20)      (0.21)      (1.33)     (0.47)    (0.21)
                                 ----------    --------    --------    --------    -------    ------
 Net asset value, end of period  $    18.73    $  16.84    $  21.95    $  25.22    $ 29.50    $24.98
                                 ==========    ========    ========    ========    =======    ======
Total return (b) . . . . . . .        11.39%     (22.39)%    (12.15)%     (9.81)%    20.08%    27.74%
                                 ==========    ========    ========    ========    =======    ======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period        $1,161,581    $860,185    $925,533    $928,578    $20,931    $  443
 (000's) . . . . . . . . . . .
Ratio of expenses to average           0.56%       0.57%       0.56%       0.57%      0.58%     0.59%
 net assets (a). . . . . . . .
Ratio of net investment income         1.23%       1.05%       0.83%       0.58%      0.78%     0.98%
 to average net assets (a) . .
Portfolio turnover rate. . . .            0%++        8%          3%         17%         5%        6%

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/EVERGREEN OMEGA PORTFOLIO:
FINANCIAL HIGHLIGHTS -- (Continued)

                                                CLASS IA                                    CLASS IB
                                       ---------------------------  ---------------------------------------------------------
                                        SIX MONTHS     OCTOBER 2,    SIX MONTHS
                                           ENDED        2002* TO        ENDED              YEAR ENDED DECEMBER 31,
                                       JUNE 30, 2003  DECEMBER 31,  JUNE 30, 2003  ------------------------------------------
                                        (UNAUDITED)       2002       (UNAUDITED)    2002       2001       2000       1999***
                                       -------------  ------------  -------------  ---------  ---------  ---------  ---------
 Net asset value, beginning of period    $ 6.08         $ 5.98        $  6.07      $  7.99    $  9.63    $ 10.93     $10.00
                                         ------         ------        -------      -------    -------    -------     ------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss) . . .         --#          0.01          (0.01)          --#     (0.02)      0.02       0.04
  Net realized and unrealized gain
 (loss) on investments . . . . . . .       0.97           0.09           0.98        (1.92)     (1.62)     (1.30)      0.93
                                         ------         ------        -------      -------    -------    -------     ------
  Total from investment operations .       0.97           0.10           0.97        (1.92)     (1.64)     (1.28)      0.97
                                         ------         ------        -------      -------    -------    -------     ------
  LESS DISTRIBUTIONS:
  Dividends from net investment
 income. . . . . . . . . . . . . . .         --             --             --           --         --#     (0.02)     (0.04)
                                         ------         ------        -------      -------    -------    -------     ------
 Net asset value, end of period. . .     $ 7.05         $ 6.08        $  7.04      $  6.07    $  7.99    $  9.63     $10.93
                                         ======         ======        =======      =======    =======    =======     ======
Total return (b) . . . . . . . . . .      16.14%          1.51%         15.98%      (24.03)%   (17.02)%   (11.66)%     9.70%
                                         ======         ======        =======      =======    =======    =======     ======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's). .     $   60         $   50        $46,247      $25,146    $13,506    $ 8,676     $4,818
Ratio of expenses to average net
 assets after waivers (a). . . . . .       0.70%          0.70%          0.95%        0.95%      0.95%      0.98%      1.05%
Ratio of expenses to average net
 assets after waivers and fees paid
 indirectly (a). . . . . . . . . . .       0.61%          0.51%          0.86%        0.76%       N/A        N/A        N/A
Ratio of expenses to average net
 assets before waivers and fees paid
 indirectly (a). . . . . . . . . . .       0.96%          1.29%          1.21%        1.54%      1.89%      1.76%      2.86%
Ratio of net investment income (loss)
 to average net assets after waivers
 (a) . . . . . . . . . . . . . . . .      (0.17)%        (0.04)%        (0.42)%      (0.29)%    (0.29)%     0.31%      0.63%
Ratio of net investment income (loss)
 to average net assets after waivers
 and fees paid indirectly (a). . . .      (0.08)%         0.15%         (0.33)%      (0.10)%      N/A        N/A        N/A
Ratio of net investment income (loss)
 to average net assets before waivers
 and fees paid indirectly (a). . . .      (0.43)%        (0.64)%        (0.68)%      (0.89)%    (1.23)%    (0.47)%    (1.18)%
Portfolio turnover rate. . . . . . .        110%           177%           110%         177%       227%       115%       148%
Effect of voluntary expense
 limitation during the period:
 Per share benefit to net investment
 income (loss) . . . . . . . . . . .     $ 0.01         $ 0.01        $  0.01      $  0.03    $  0.06    $  0.04     $ 0.11

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/FI MID CAP PORTFOLIO:
FINANCIAL HIGHLIGHTS -- (Continued)

                                                       CLASS IA                                CLASS IB
                                              --------------------------  ---------------------------------------------------

                                               SIX MONTHS     MARCH 25     SIX MONTHS        YEAR ENDED          SEPTEMBER 1
                                                 ENDED        2002* TO       ENDED          DECEMBER 31,           2000* TO
                                              JUNE 30,2003  DECEMBER 31,  JUNE 30,2003  --------------------     DECEMBER 31,
                                              (UNAUDITED)       2002      (UNAUDITED)     2002        2001           2000
                                              ------------  ------------  ------------  --------    --------    -------------
 Net asset value, beginning of period . . .     $  7.08      $  8.57       $   7.07     $   8.67    $  10.02       $ 10.00
                                                -------      -------       --------     --------    --------       -------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income . . . . . . . . . .        0.01         0.01             --#          --#       0.01          0.01
  Net realized and unrealized gain (loss) on
 investments and foreign currency
 transaction. . . . . . . . . . . . . . . .        1.34        (1.50)          1.33        (1.60)      (1.35)         0.03
                                                -------      -------       --------     --------    --------       -------
  Total from investment operations. . . . .        1.35        (1.49)          1.33        (1.60)      (1.34)         0.04
                                                -------      -------       --------     --------    --------       -------
  LESS DISTRIBUTIONS:
  Dividends from net investment income. . .          --           --#            --           --#      (0.01)        (0.02)
                                                -------      -------       --------     --------    --------       -------
 Net asset value, end of period . . . . . .     $  8.43      $  7.08       $   8.40     $   7.07    $   8.67       $ 10.02
                                                =======      =======       ========     ========    ========       =======
Total return (b). . . . . . . . . . . . . .       19.07%      (17.37)%        18.81%      (18.44)%    (13.42)%        0.46%
                                                =======      =======       ========     ========    ========       =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) . . . . .     $   759      $   106       $453,391     $279,947    $177,447       $45,790
Ratio of expenses to average net assets
 after waivers (a). . . . . . . . . . . . .        0.75%        0.75%          1.00%        1.00%       1.00%         1.00%
Ratio of expenses to average net assets
 after waivers and fees paid indirectly (a)        0.69%        0.66%          0.94%        0.91%        N/A           N/A
Ratio of expenses to average net assets
 before waivers and fees paid indirectly (a)       0.82%        0.83%          1.07%        1.08%       1.22%         1.23%
Ratio of net investment income (loss) to
 average net assets after waivers (a) . . .        0.06%        0.02%         (0.19)%      (0.23)%      0.26%         1.17%
Ratio of net investment income (loss) to
 average net assets after waivers and fees
 paid indirectly (a). . . . . . . . . . . .        0.12%        0.11%         (0.13)%      (0.14)%       N/A           N/A
Ratio of net investment income (loss) to
 average net assets before waivers and fees
 paid indirectly (a). . . . . . . . . . . .      (0.01)%       (0.06)%        (0.26)%      (0.31)%      0.04%         0.94%
Portfolio turnover rate . . . . . . . . . .          95%         214%            95%         214%        231%           42%
Effect of voluntary expense limitation
 during the period:
 Per share benefit to net investment income
 (loss) . . . . . . . . . . . . . . . . . .     $    --#     $    --#      $     --#    $     --#   $   0.01       $    --

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/FI SMALL/MID CAP VALUE PORTFOLIO:
FINANCIAL HIGHLIGHTS -- (Continued)

                                                             CLASS IA                                   CLASS IB
                              ----------------------------------------------------------------------- ------------
                               SIX MONTHS                                                NOVEMBER 24   SIX MONTHS
                                 ENDED               YEAR ENDED DECEMBER 31,               1998* TO      ENDED
                              JUNE 30,2003  ---------------------------------------      DECEMBER 31, JUNE 30,2003
                              (UNAUDITED)    2002       2001      2000        1999           1998     (UNAUDITED)
                              ------------  ---------  --------  ----------  ----------  ------------ ------------
 Net asset value, beginning
 of period. . . . . . . . .     $  9.85     $ 11.61    $ 11.21   $10.76      $10.59       $10.40       $   9.84
                                -------     -------    -------   ------      ------       ------       --------
  INCOME FROM INVESTMENT
 OPERATIONS:
  Net investment income . .        0.04        0.11       0.12     0.10        0.03         0.03           0.03
  Net realized and
 unrealized gain (loss) on
 investments.                      0.91       (1.79)      0.36     0.48        0.19         0.23+          0.91
                                -------     -------    -------   ------      ------       ------       --------
  Total from investment
 operations. .                     0.95       (1.68)      0.48     0.58        0.22         0.26           0.94
                                -------     -------    -------   ------      ------       ------       --------
  LESS DISTRIBUTIONS:
  Dividends from net
 investment income. . . . .          --       (0.08)     (0.08)   (0.13)      (0.05)       (0.06)            --
  Tax return of capital
 distributions                       --          --         --       --          --        (0.01)            --
                                -------     -------    -------   ------      ------       ------       --------
  Total dividends and
 distributions                       --       (0.08)     (0.08)   (0.13)      (0.05)       (0.07)            --
                                -------     -------    -------   ------      ------       ------       --------
 Net asset value, end of
 period . . . . . . . . . .     $ 10.80     $  9.85    $ 11.61   $11.21      $10.76       $10.59       $  10.78
                                =======     =======    =======   ======      ======       ======       ========
Total return (b). . . . . .        9.64%     (14.49)%     4.29%    5.48%       2.07%        2.63%          9.55%
                                =======     =======    =======   ======      ======       ======       ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (000's). . . . . . . . . .     $20,749     $18,779    $18,087   $7,269      $2,339       $  747       $806,492
Ratio of expenses to average
 net assets after waivers
 (a). . . . . . . . . . . .        0.85%       0.85%      0.85%    0.82%(c)    0.75%(c)     0.75%(c)       1.10%
Ratio of expenses to average
 net assets after waivers
 and fees paid indirectly
 (a). . . . . . . . . . . .        0.83%       0.83%       N/A      N/A         N/A          N/A           1.08%
Ratio of expenses to average
 net assets before waivers
 and fees paid indirectly
 (a). . . . . . . . . . . .        0.85%       0.85%      0.86%    0.87%(c)    0.84%(c)     0.92%(c)       1.10%
Ratio of net investment
 income to average net
 assets after waivers (a) .        0.84%       1.00%      1.28%    1.42%(c)    0.40%(c)     0.72%(c)       0.59%
Ratio of net investment
 income to average net
 assets after waivers and
 fees paid indirectly (a) .        0.86%       1.02%       N/A      N/A         N/A          N/A           0.61%
Ratio of net investment
 income to average net
 assets before waivers and
 fees paid indirectly (a) .        0.84%       1.00%      1.27%    1.37%(c)    0.32%(c)     0.55%(c)       0.59%
Portfolio turnover rate . .          29%         98%       106%     196%        192%         111%            29%
Effect of voluntary expense
 limitation during the
 period:
 Per share benefit to net
 investment income. . . . .     $    --     $    --    $    --#  $ 0.01      $ 0.01       $ 0.17       $     --

                                                 YEAR ENDED DECEMBER 31,
                              ------------------------------------------------------------
                                2002        2001       2000          1999           1998
                              --------    --------   --------      --------       --------
 Net asset value, beginning
 of period. . . . . . . . .   $  11.61    $  11.22   $  10.78      $  10.61       $  11.85
                              --------    --------   --------      --------       --------
  INCOME FROM INVESTMENT
 OPERATIONS:
  Net investment income . .       0.07        0.06       0.12          0.02           0.05
  Net realized and
 unrealized gain (loss) on       (1.78)
 investments.                 --------        0.39       0.43          0.17          (1.24)
                                          --------   --------      --------       --------
  Total from investment
 operations. .                   (1.71)       0.45       0.55          0.19          (1.19)
                              --------    --------   --------      --------       --------
  LESS DISTRIBUTIONS:
  Dividends from net             (0.06)      (0.06)     (0.11)        (0.02)         (0.04)
 investment income. . . . .
  Tax return of capital
 distributions                      --          --         --            --          (0.01)
                              --------    --------   --------      --------       --------
  Total dividends and
 distributions                   (0.06)      (0.06)     (0.11)        (0.02)         (0.05)
                              --------    --------   --------      --------       --------
 Net asset value, end of
 period . . . . . . . . . .   $   9.84    $  11.61   $  11.22      $  10.78       $  10.61
                              ========    ========   ========      ========       ========
Total return (b). . . . . .     (14.77)%      4.04%      5.13%         1.80%        (10.02)%
                              ========    ========   ========      ========       ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period     $646,958    $429,560   $153,232      $149,618       $166,746
 (000's). . . . . . . . . .
Ratio of expenses to average      1.10%       1.10%      1.07%(c)      1.00%(c)       1.00%(c)
 net assets after waivers
 (a). . . . . . . . . . . .
Ratio of expenses to average      1.08%        N/A        N/A           N/A            N/A
 net assets after waivers
 and fees paid indirectly
 (a). . . . . . . . . . . .
Ratio of expenses to average      1.10%       1.11%      1.12%(c)      1.09%(c)       1.17%(c)
 net assets before waivers
 and fees paid indirectly
 (a). . . . . . . . . . . .
Ratio of net investment           0.75%       1.03%      1.17%(c)      0.21%(c)       0.47%(c)
 income to average net
 assets after waivers (a) .
Ratio of net investment           0.77%        N/A        N/A           N/A            N/A
 income to average net
 assets after waivers and
 fees paid indirectly (a) .
Ratio of net investment           0.75%       1.02%      1.12%(c)      0.12%(c)       0.30%(c)
 income to average net
 assets before waivers and
 fees paid indirectly (a) .
Portfolio turnover rate . .         98%        106%       196%          192%           111%
Effect of voluntary expense
 limitation during the
 period:
 Per share benefit to net     $     --    $     --#  $     --      $   0.02       $   0.02
 investment income. . . . .

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/HIGH YIELD PORTFOLIO(d)(e):
FINANCIAL HIGHLIGHTS -- (Continued)

                                                                       CLASS IA
                                       -----------------------------------------------------------------------
                                         SIX MONTHS
                                           ENDED                       YEAR ENDED DECEMBER 31,
                                       JUNE 30,  2003  -------------------------------------------------------
                                        (UNAUDITED)      2002        2001       2000        1999        1998
                                       --------------  ----------  ---------  ----------  ----------  --------
 Net asset value, beginning of period    $   4.82      $   5.46    $   6.00   $   7.43    $   8.71    $  10.41
                                         --------      --------    --------   --------    --------    --------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income. . . . . . .         0.22          0.48        0.63       0.76        0.90        1.07
  Net realized and unrealized gain
 (loss) on investments . . . . . . .         0.51         (0.63)      (0.58)     (1.40)      (1.19)      (1.56)
                                         --------      --------    --------   --------    --------    --------
  Total from investment operations .         0.73         (0.15)       0.05      (0.64)      (0.29)      (0.49)
                                         --------      --------    --------   --------    --------    --------
  LESS DISTRIBUTIONS:
  Dividends from net investment
 income. . . . . . . . . . . . . . .           --#        (0.49)      (0.59)     (0.79)      (0.96)      (1.03)
  Distributions from realized gains.           --            --          --         --       (0.01)      (0.18)
  Tax return of capital distributions          --            --          --         --       (0.02)         --
                                         --------      --------    --------   --------    --------    --------
  Total dividends and distributions.           --         (0.49)      (0.59)     (0.79)      (0.99)      (1.21)
                                         --------      --------    --------   --------    --------    --------
 Net asset value, end of period. . .     $   5.55      $   4.82    $   5.46   $   6.00    $   7.43    $   8.71
                                         ========      ========    ========   ========    ========    ========
Total return (b) . . . . . . . . . .        15.21 %       (2.72)%      0.89%     (8.65)%     (3.35)%     (5.15)%
                                         ========      ========    ========   ========    ========    ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's). .     $283,919      $234,361    $254,910   $263,012    $336,292    $405,308
Ratio of expenses to average net
 assets (a). . . . . . . . . . . . .         0.69 %        0.69%       0.67%      0.67%       0.63%       0.63%
Ratio of net investment income to
 average net assets (a). . . . . . .         8.49 %        9.21%      10.15%     10.54%      10.53%      10.67%
Portfolio turnover rate. . . . . . .           33%          141%         88%        87%        178%        181%

                                                                       CLASS IB
                                       ------------------------------------------------------------------------
                                         SIX MONTHS
                                           ENDED                       YEAR ENDED DECEMBER 31,
                                       JUNE 30,  2003  --------------------------------------------------------
                                        (UNAUDITED)      2002        2001       2000        1999         1998
                                       --------------  ----------  ---------  ----------  ----------  ---------
 Net asset value, beginning of period    $   4.79      $   5.43    $   5.97   $   7.40    $   8.69     $  10.39
                                         --------      --------    --------   --------    --------     --------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income. . . . . . .         0.21          0.47        0.58       0.74        0.87         1.04
  Net realized and unrealized gain
 (loss) on investments . . . . . . .         0.50         (0.63)      (0.54)     (1.40)      (1.18)       (1.56)
                                         --------      --------    --------   --------    --------     --------
  Total from investment operations .         0.71         (0.16)       0.04      (0.66)      (0.31)       (0.52)
                                         --------      --------    --------   --------    --------     --------
  LESS DISTRIBUTIONS:
  Dividends from net investment                --#        (0.48)      (0.58)     (0.77)      (0.95)       (1.00)
 income. . . . . . . . . . . . . . .
  Distributions from realized gains.           --            --          --         --       (0.01)       (0.18)
  Tax return of capital distributions          --            --          --         --       (0.02)          --
                                         --------      --------    --------   --------    --------     --------
  Total dividends and distributions.           --         (0.48)      (0.58)     (0.77)      (0.98)       (1.18)
                                         --------      --------    --------   --------    --------     --------
 Net asset value, end of period. . .     $   5.50      $   4.79    $   5.43   $   5.97    $   7.40     $   8.69
                                         ========      ========    ========   ========    ========     ========
Total return (b) . . . . . . . . . .        14.89%        (2.96)%      0.66%     (8.90)%     (3.58)%      (5.38)%
                                         ========      ========    ========   ========    ========     ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's). .     $574,601      $330,804    $285,484   $230,916    $230,290     $207,042
Ratio of expenses to average net             0.94%         0.94%       0.92%      0.92%       0.88%        0.88%
 assets (a). . . . . . . . . . . . .
Ratio of net investment income to            8.24%         8.96%       9.97%     10.28%      10.25%       10.60%
 average net assets (a). . . . . . .
Portfolio turnover rate. . . . . . .           33%          141%         88%        87%        178%         181%

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/JANUS LARGE CAP GROWTH PORTFOLIO:
FINANCIAL HIGHLIGHTS -- (Continued)

                                                   CLASS IA                                       CLASS IB
                                          ---------------------------       -----------------------------------------------------
                                           SIX MONTHS     MARCH 25,          SIX MONTHS                               SEPTEMBER 1,
                                              ENDED        2002* TO             ENDED      YEAR ENDED DECEMBER 31,      2002* TO
                                          JUNE 30, 2003  DECEMBER 31,       JUNE 30, 2003  ------------------------   DECEMBER 31,
                                           (UNAUDITED)       2002            (UNAUDITED)     2002         2001            2000
                                          -------------  ------------       -------------  -----------  -----------  --------------
 Net asset value, beginning of period .      $ 4.53       $  6.22            $   4.52      $   6.49     $   8.42       $ 10.00
                                             ------       -------            --------      --------     --------       -------
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss). . . . .          --#           --#                 --#        (0.01)       (0.01)           --
  Net realized and unrealized gain
 (loss) on investments. . . . . . . . .        0.53         (1.69)               0.52         (1.96)       (1.92)        (1.57)
                                             ------       -------            --------      --------     --------       -------
  Total from investment operations. . .        0.53         (1.69)               0.52         (1.97)       (1.93)        (1.57)
                                             ------       -------            --------      --------     --------       -------
  LESS DISTRIBUTIONS
  Dividends from net investment income.          --            --                  --            --           --#        (0.01)
  Distributions from realized gains . .          --            --                  --            --           --#           --#
                                             ------       -------            --------      --------     --------       -------
  Total dividends and distributions . .          --            --                  --            --           --#        (0.01)
                                             ------       -------            --------      --------     --------       -------
 Net asset value, end of period . . . .      $ 5.06       $  4.53            $   5.04      $   4.52     $   6.49       $  8.42
                                             ======       =======            ========      ========     ========       =======
Total return (b). . . . . . . . . . . .       11.70%       (27.17)%             11.50%       (30.35)%     (22.91)%      (15.70)%
                                             ======       =======            ========      ========     ========       =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) . . .      $  114       $    72            $207,912      $161,566     $163,096       $55,402
Ratio of expenses to average net assets
 after waivers (a). . . . . . . . . . .        0.90%         0.90%               1.15%         1.15%        1.15%         1.15%
Ratio of expenses to average net assets
 before waivers (a) . . . . . . . . . .        1.01%         1.01%               1.26%         1.26%        1.29%         1.37%
Ratio of net investment income (loss) to
 average net assets after waivers (a) .        0.15%         0.03%              (0.10)%       (0.22)%      (0.27)%        0.65%
Ratio of net investment income (loss) to
 average net assets before waivers (a).        0.05%        (0.08)%             (0.20)%       (0.33)%      (0.41)%        0.43%
Portfolio turnover rate . . . . . . . .          22%           45%                 22%           45%          27%            0%
Effect of voluntary expense limitation
 during the period:
 Per share benefit to net investment
 income (loss). . . . . . . . . . . . .      $   --#      $    --#           $     --#     $   0.01     $   0.01       $    --#

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/J.P. MORGAN CORE BOND PORTFOLIO(e):
FINANCIAL HIGHLIGHTS -- (Continued)

                                   CLASS IA                                                 CLASS IB
                          ------------------------------------------------------------------------------------------------
                           SIX MONTHS      MARCH 25   SIX MONTHS
                              ENDED        2002* TO      ENDED                     YEAR ENDED DECEMBER 31,
                          JUNE 30, 2003  DECEMBER 31,JUNE 30, 2003  ------------------------------------------------------
                           (UNAUDITED)       2002     (UNAUDITED)     2002       2001       2000       1999        1998**
                          -------------  -------------------------  ---------  ---------  ---------  ----------  ---------
 Net asset value,
 beginning of period. .      $11.19        $10.77     $    11.19    $  10.76   $  10.51   $   9.92   $  10.57     $  10.00
                             ------        ------     ----------    --------   --------   --------   --------     --------
  INCOME FROM INVESTMENT
 OPERATIONS:
  Net investment income        0.19          0.41           0.18        0.40       0.46       0.54       0.49         0.21
  Net realized and
 unrealized gain (loss)
 on investments and
 foreign currency
 transactions . . . . .        0.23          0.61           0.23        0.61       0.45       0.61      (0.66)        0.70
                             ------        ------     ----------    --------   --------   --------   --------     --------
  Total from investment
 operations . . . . . .        0.42          1.02           0.41        1.01       0.91       1.15      (0.17)        0.91
                             ------        ------     ----------    --------   --------   --------   --------     --------
  LESS DISTRIBUTIONS:
  Dividends from net
 investment income. . .         --#         (0.43)           --#       (0.41)     (0.46)     (0.56)     (0.48)       (0.22)
  Distributions from
 realized gains . . . .       (0.01)        (0.17)         (0.01)      (0.17)     (0.20)        --         --        (0.12)
                             ------        ------     ----------    --------   --------   --------   --------     --------
  Total dividends and
 distributions. . . . .       (0.01)        (0.60)         (0.01)      (0.58)     (0.66)     (0.56)     (0.48)       (0.34)
                             ------        ------     ----------    --------   --------   --------   --------     --------
 Net asset value, end of
 period . . . . . . . .      $11.60        $11.19     $    11.59    $  11.19   $  10.76   $  10.51   $   9.92     $  10.57
                             ======        ======     ==========    ========   ========   ========   ========     ========
Total return (b). . . .        3.79%         9.53%          3.70%       9.52%      7.95%     11.55%     (1.64)%       9.02%
                             ======        ======     ==========    ========   ========   ========   ========     ========
RATIOS/SUPPLEMENTAL
 DATA:
Net assets, end of
 period (000's) . . . .      $  834        $  131     $1,056,584    $768,461   $429,056   $233,916   $156,581     $103,326
Ratio of expenses to
 average net assets
 after waivers (a). . .        0.53%         0.55%          0.78%       0.80%      0.80%      0.80%      0.80%        0.80%
Ratio of expenses to
 average net assets
 before before waivers
 (a). . . . . . . . . .        0.53%         0.55%          0.78%       0.80%      0.81%      0.81%      0.89%        1.03%
Ratio of net investment
 income  to average net
 assets after waivers
 (a). . . . . . . . . .        3.40%         4.77%          3.15%       4.52%      5.18%      5.92%      5.53%        4.95%
Ratio of net investment
 income to average net
 assets before waivers
 (a). . . . . . . . . .        3.40%         4.77%          3.15%       4.52%      5.17%      5.91%      5.44%        4.72%
Portfolio turnover rate         180%          166%           180%        166%       211%       185%       233%         428%
Effect of voluntary
 expense limitation
 during the period:
 Per share benefit to
 net investment income.      $   --        $   --     $       --    $     --   $    --#   $     --   $   0.01     $   0.01


                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/LAZARD SMALL CAP VALUE PORTFOLIO(e):
FINANCIAL HIGHLIGHTS -- (Continued)

                                           CLASS IA                                         CLASS IB
                           --------------------------------------------------------------------------------------------
                            SIX MONTHS     OCTOBER 2, SIX MONTHS
                               ENDED        2002* TO     ENDED                    YEAR ENDED DECEMBER 31,
                           JUNE 30, 2003  DECEMBER 31,UNE 30, 2003  ---------------------------------------------------
                            (UNAUDITED)       2002    (UNAUDITED)     2002        2001       2000      1999      1998**
                           -------------  ------------------------  ----------  ---------  ---------  --------  -------
 Net asset value,
 beginning of period . .      $ 9.76        $ 9.25     $   9.77     $  11.52    $  10.76   $   9.32   $  9.27    $ 10.00
                              ------        ------     --------     --------    --------   --------   -------    -------
  INCOME FROM INVESTMENT
 OPERATIONS:
  Net investment income.        0.03          0.02         0.02         0.03        0.05       0.03      0.04       0.02
  Net realized and
 unrealized gain (loss)
 on investments and
 foreign currency
 transactions. . . . . .        1.18          0.53         1.18        (1.61)       1.82       1.68      0.11      (0.72)
                              ------        ------     --------     --------    --------   --------   -------    -------
  Total from investment
 operations. . . . . . .        1.21          0.55         1.20        (1.58)       1.87       1.71      0.15      (0.70)
                              ------        ------     --------     --------    --------   --------   -------    -------
  LESS DISTRIBUTIONS:
  Dividends from net
 investment income . . .          --         (0.04)          --        (0.02)      (0.04)     (0.02)    (0.04)     (0.03)
  Distributions from
 realized gains. . . . .          --            --           --        (0.15)      (1.07)     (0.25)    (0.06)        --
                              ------        ------     --------     --------    --------   --------   -------    -------
  Total dividends and
 distributions . . . . .          --         (0.04)          --        (0.17)      (1.11)     (0.27)    (0.10)     (0.03)
                              ------        ------     --------     --------    --------   --------   -------    -------
 Net asset value, end of
 period. . . . . . . . .      $10.97        $ 9.76     $  10.97     $   9.77    $  11.52   $  10.76   $  9.32    $  9.27
                              ======        ======     ========     ========    ========   ========   =======    =======
Total return (b) . . . .       12.40%         5.97%       12.28%      (13.87)%     17.74%     18.56%     1.66%     (7.03)%
                              ======        ======     ========     ========    ========   ========   =======    =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (000's) . . . . . . . .      $  536        $   57     $434,215     $298,035    $175,167   $107,433   $72,607    $51,046
Ratio of expenses to
 average net assets after
 waivers (a) . . . . . .        0.85%         0.85%        1.10%        1.10%       1.10%      1.12%     1.20%      1.20%
Ratio of expenses to
 average net assets after
 waivers and fees paid
 indirectly (a). . . . .        0.80%         0.81%       1.05%         1.06%        N/A        N/A       N/A        N/A
Ratio of expenses to
 average net assets
 before waivers and fees
 paid indirectly (a) . .        0.85%         0.86%        1.10%        1.11%       1.13%      1.15%     1.30%      1.54%
Ratio of net investment
 income to average net
 assets after waivers (a)       0.62%         0.64%        0.37%        0.39%       0.54%      0.31%     0.48%      0.52%
Ratio of net investment
 income to average net
 assets after waivers and
 fees paid indirectly (a)       0.67%         0.68%        0.42%        0.43%        N/A        N/A       N/A        N/A
Ratio of net investment
 income to average net
 assets before waivers
 and fees paid indirectly
 (a) . . . . . . . . . .        0.62%         0.63%        0.37%        0.38%       0.51%      0.28%     0.39%      0.18%
Portfolio turnover rate.          34%           86%          34%          86%         91%        69%       48%        21%
Effect of voluntary
 expense limitation
 during the period:
 Per share benefit to net
 investment income . . .      $   --        $  --#     $     --     $    --#    $    --#   $     --   $  0.01    $  0.02

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/MARSICO FOCUS PORTFOLIO:
FINANCIAL HIGHLIGHTS -- (Continued)

                                 CLASS IA                            CLASS IB
                        ---------------------------  -----------------------------------------
                         SIX MONTHS     OCTOBER 2,    SIX MONTHS                    AUGUST 31
                            ENDED        2002* TO        ENDED       YEAR ENDED      2001* TO
                        JUNE 30, 2003  DECEMBER 31,  JUNE 30, 2003  DECEMBER 31,   DECEMBER 31,
                         (UNAUDITED)       2002       (UNAUDITED)       2002           2001
                        -------------  ------------  -------------  ------------  --------------
 Net asset value,
 beginning of period.     $10.07         $10.43       $  10.07       $  11.39        $10.00
                          ------         ------       --------       --------        ------
  INCOME FROM
 INVESTMENT
 OPERATIONS:
  Net investment
 income (loss). . . .         --#            --#         (0.01)         (0.01)           --#
  Net realized and
 unrealized gain
 (loss) on investments
 and foreign currency
 transactions . . . .       1.54          (0.36)          1.53          (1.30)         1.39
                          ------         ------       --------       --------        ------
  Total from
 investment operations      1.54          (0.36)          1.52          (1.31)         1.39
                          ------         ------       --------       --------        ------
  LESS DISTRIBUTIONS:
  Distributions from
 realized gains . . .         --             --             --          (0.01)           --
                          ------         ------       --------       --------        ------
 Net asset value, end
 of period. . . . . .     $11.61         $10.07       $  11.59       $  10.07        $11.39
                          ======         ======       ========       ========        ======
Total return (b). . .      15.29%         (3.45)%       15.09%         (11.51)%       13.90%
                          ======         ======       ========       ========        ======
RATIOS/SUPPLEMENTAL
 DATA:
Net assets, end of
 period (000's) . . .     $1,325         $   77       $504,428       $203,596        $9,292
Ratio of expenses to
 average net assets
 after waivers (a). .       0.90%          0.90%          1.15%          1.15%         1.15%
Ratio of expenses to
 average net assets
 after waivers and
 fees paid indirectly
 (a). . . . . . . . .       0.88%          0.85%          1.13%          1.10%          N/A
Ratio of expenses to
 average net assets
 before waivers and
 fees paid indirectly
 (a). . . . . . . . .       0.98%          1.08%          1.23%          1.33%         3.59%
Ratio of net
 investment income
 (loss) to average net
 assets after
 waivers (a). . . . .       0.06%         (0.11)%        (0.19)%        (0.36)%       (0.13)%
Ratio of net
 investment income
 (loss) to average net
 assets after
 waivers and fees paid
 indirectly (a) . . .       0.08%         (0.06)%        (0.17)%        (0.31)%         N/A
Ratio of net
 investment loss to
 average net assets
 before waivers and
 fees paid indirectly
 (a). . . . . . . . .      (0.02)%        (0.29)%        (0.27)%        (0.54)%       (2.57)%
Portfolio turnover
 rate . . . . . . . .         43%           140%            43%           140%           22%
Effect of voluntary
 expense limitation
 during the period:
 Per share benefit to
 net investment loss.     $   --#        $   --#      $     --#      $  (0.02)       $   --

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/MERCURY BASIC VALUE EQUITY PORTFOLIO(e):
FINANCIAL HIGHLIGHTS -- (Continued)

                                   CLASS IA                                         CLASS IB
                          --------------------------- ---------------------------------------------------------------------
                           SIX MONTHS     OCTOBER 2,   SIX MONTHS
                              ENDED        2002* TO       ENDED                    YEAR ENDED DECEMBER 31,
                          JUNE 30, 2003  DECEMBER 31, JUNE 30, 2003  ------------------------------------------------------
                           (UNAUDITED)       2002      (UNAUDITED)     2002        2001       2000       1999        1998
                          -------------  ------------ -------------  ----------  ---------  ---------  ---------  ---------
 Net asset value,
 beginning of period. .      $11.27        $10.10       $  11.29     $  13.77    $  13.85   $  13.76   $  12.36    $  11.58
                             ------        ------       --------     --------    --------   --------   --------    --------
  INCOME FROM INVESTMENT
 OPERATIONS:
  Net investment income        0.07          0.04           0.05         0.08        0.10       0.21       0.17        0.12
  Net realized and
 unrealized gain (loss)
 on investments . . . .        1.06          1.24           1.07        (2.35)       0.65       1.33       2.15        1.21
                             ------        ------       --------     --------    --------   --------   --------    --------
  Total from investment
 operations . . . . . .        1.13          1.28           1.12        (2.27)       0.75       1.54       2.32        1.33
                             ------        ------       --------     --------    --------   --------   --------    --------
  LESS DISTRIBUTIONS:
  Dividends from net
 investment income. . .          --         (0.11)            --        (0.08)      (0.10)     (0.21)     (0.18)      (0.12)
  Distributions from
 realized gains . . . .          --            --             --        (0.13)      (0.73)     (1.24)     (0.74)      (0.43)
                             ------        ------       --------     --------    --------   --------   --------    --------
  Total dividends and
 distributions. . . . .          --         (0.11)            --        (0.21)      (0.83)     (1.45)     (0.92)      (0.55)
                             ------        ------       --------     --------    --------   --------   --------    --------
 Net asset value, end of
 period . . . . . . . .      $12.40        $11.27       $  12.41     $  11.29    $  13.77   $  13.85   $  13.76    $  12.36
                             ======        ======       ========     ========    ========   ========   ========    ========
Total return (b). . . .       10.12%        12.54%         10.02%      (16.68)%      5.49%     11.81%     19.00%      11.59%
                             ======        ======       ========     ========    ========   ========   ========    ========
RATIOS/SUPPLEMENTAL
 DATA:
Net assets, end of
 period (000's) . . . .      $  854        $   71       $837,096     $680,559    $613,150   $392,035   $300,467    $174,104
Ratio of expenses to
 average net assets
 after waivers (a). . .        0.70%         0.70%          0.95%        0.95%       0.95%      0.92%      0.85%       0.85%
Ratio of expenses to
 average net assets
 after waivers and fees
 paid indirectly (a). .        0.69%         0.69%          0.94%        0.94%        N/A        N/A        N/A         N/A
Ratio of expenses to
 average net
 assets before waivers
 and fees
 paid indirectly (a). .        0.70%         0.70%          0.95%        0.95%       0.95%      0.93%      0.96%       1.06%
Ratio of net investment
 income to average net
 assets after waivers
 (a). . . . . . . . . .        1.13%         0.97%          0.88%        0.72%       0.85%      1.56%      1.42%       1.41%
Ratio of net investment
 income to average net
 assets after waivers
 and fees paid
 indirectly (a) . . . .        1.14%         0.98%          0.89%        0.73%        N/A        N/A        N/A         N/A
Ratio of net investment
 income to average net
 assets before waivers
 and fees paid
 indirectly (a) . . . .        1.13%         0.97%          0.88%        0.72%       0.85%      1.55%      1.31%       1.20%
Portfolio turnover rate          10%           39%            10%          39%         64%        81%        71%         83%
Effect of voluntary
 expense limitation
 during the period:
 Per share benefit to
 net investment income.      $   --        $   --       $     --     $     --    $     --#  $     --   $   0.01    $   0.02

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/MFS EMERGING GROWTH COMPANIES PORTFOLIO:
FINANCIAL HIGHLIGHTS -- (Continued)

                                                                 CLASS IA
                                 -------------------------------------------------------------------------
                                  SIX MONTHS                                                  NOVEMBER 24,
                                     ENDED               YEAR ENDED DECEMBER 31,                1998* TO
                                 JUNE 30, 2003  ----------------------------------------      DECEMBER 31,
                                  (UNAUDITED)     2002        2001       2000      1999           1998
                                 -------------  ---------  ---------  ---------  -------      ------------
 Net asset value, beginning of
 period. . . . . . . . . . . .     $  9.10      $ 13.82    $ 20.91    $ 27.40    $ 16.04      $14.18
                                   -------      -------    -------    -------    -------      ------
  INCOME FROM INVESTMENT
 OPERATIONS:
  Net investment income (loss)          --#       (0.02)      0.07       0.04       0.01          --
  Net realized and unrealized
 gain (loss) on investments. .        1.45        (4.70)     (7.16)     (5.13)     11.83        1.86
                                   -------      -------    -------    -------    -------      ------
  Total from investment
 operations. . . . . . . . . .        1.45        (4.72)     (7.09)     (5.09)     11.84        1.86
                                   -------      -------    -------    -------    -------      ------
  LESS DISTRIBUTIONS:
  Distributions from realized
 gains . . . . . . . . . . . .          --           --         --#     (1.40)     (0.48)         --
                                   -------      -------    -------    -------    -------      ------
 Net asset value, end of period    $ 10.55      $  9.10    $ 13.82    $ 20.91    $ 27.40      $16.04
                                   =======      =======    =======    =======    =======      ======
Total return (b) . . . . . . .       15.93%      (34.15)%   (33.89)%   (18.56)%    74.43%      13.12%
                                   =======      =======    =======    =======    =======      ======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (000's) . . . . . . . . . . .     $25,502      $22,611    $43,918    $72,889    $46,248      $5,978
Ratio of expenses to average
 net assets after waivers (a).         N/A          N/A        N/A       0.70%      0.60%(c)    0.60%(c)
Ratio of expenses to average
 net assets after waivers and
 fees paid indirectly (a). . .        0.71%        0.72%       N/A        N/A        N/A         N/A
Ratio of expenses to average
 net assets before waivers and
 fees paid indirectly (a). . .        0.73%        0.73%      0.72%      0.70%      0.70%(c)    0.79%(c)
Ratio of net investment income
 (loss) to average net assets
 after waivers (a) . . . . . .         N/A          N/A        N/A       0.15%      0.09%(c)   (0.05)%(c)
Ratio of net investment income
 (loss) to average net assets
 after waivers and fees paid
 indirectly (a). . . . . . . .       (0.03)%      (0.16)%      N/A        N/A        N/A         N/A
Ratio of net investment income
 (loss) to average net assets
 before waivers and fees paid
 indirectly (a). . . . . . . .       (0.05)%      (0.17)%     0.02%      0.14%      0.01%(c)   (0.24)%(c)
Portfolio turnover rate. . . .          44%         110%       278%       203%       184%         79%
Effect of voluntary expense
 limitation during the period:
 Per share benefit to net
 investment income . . . . . .     $    --      $    --    $    --    $    --    $  0.01      $   --

                                                                       CLASS IB
                                 ---------------------------------------------------------------------------------
                                  SIX MONTHS
                                     ENDED                            YEAR ENDED DECEMBER 31,
                                 JUNE 30, 2003  ------------------------------------------------------------------
                                  (UNAUDITED)     2002         2001          2000          1999             1998
                                 -------------  ----------  ------------  ------------  ---------------  ---------
 Net asset value, beginning of
 period. . . . . . . . . . . .    $   9.00      $  13.70    $    20.78    $    27.33    $    16.04        $  11.92
                                  --------      --------    ----------    ----------    ----------        --------
  INCOME FROM INVESTMENT
 OPERATIONS:
  Net investment income (loss)       (0.01)        (0.05)        (0.04)        (0.02)        (0.02)          (0.03)
  Net realized and unrealized
 gain (loss) on investments. .        1.42         (4.65)        (7.04)        (5.13)        11.79            4.15
                                  --------      --------    ----------    ----------    ----------        --------
  Total from investment
 operations. . . . . . . . . .        1.41         (4.70)        (7.08)        (5.15)        11.77            4.12
                                  --------      --------    ----------    ----------    ----------        --------
  LESS DISTRIBUTIONS:
  Distributions from realized
 gains . . . . . . . . . . . .          --            --            --#        (1.40)        (0.48)             --
                                  --------      --------    ----------    ----------    ----------        --------
 Net asset value, end of period   $  10.41      $   9.00    $    13.70    $    20.78    $    27.33        $  16.04
                                  ========      ========    ==========    ==========    ==========        ========
Total return (b) . . . . . . .       15.67%       (34.31)%      (34.06)%      (18.83)%       73.62%          34.57%
                                  ========      ========    ==========    ==========    ==========        ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period         $854,225      $758,033    $1,363,276    $2,142,512    $1,665,635        $461,307
 (000's) . . . . . . . . . . .
Ratio of expenses to average           N/A           N/A           N/A          0.95%         0.85%(c)        0.85%(c)
 net assets after waivers (a).
Ratio of expenses to average          0.96%         0.97%          N/A           N/A           N/A             N/A
 net assets after waivers and
 fees paid indirectly (a). . .
Ratio of expenses to average          0.98%         0.98%         0.97%         0.95%         0.95%(c)        1.04%(c)
 net assets before waivers and
 fees paid indirectly (a). . .
Ratio of net investment income         N/A           N/A           N/A         (0.11)%       (0.16)%(c)      (0.30)%(c)
 (loss) to average net assets
 after waivers (a) . . . . . .
Ratio of net investment income       (0.28)%       (0.41)%         N/A           N/A           N/A             N/A
 (loss) to average net assets
 after waivers and fees paid
 indirectly (a). . . . . . . .
Ratio of net investment income       (0.30)%       (0.42)%       (0.23)%       (0.11)%       (0.26)%(c)      (0.49)%(c)
 (loss) to average net assets
 before waivers and fees paid
 indirectly (a). . . . . . . .
Portfolio turnover rate. . . .          44%          110%          278%          203%          184%             79%
Effect of voluntary expense
 limitation during the period:
 Per share benefit to net         $     --      $     --    $       --    $       --    $     0.01        $   0.02
 investment income . . . . . .

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/MFS INVESTORS TRUST PORTFOLIO:
FINANCIAL HIGHLIGHTS -- (Continued)

                                            CLASS IA                                            CLASS IB
                                   ---------------------------  ------------------------------------------------------------
                                    SIX MONTHS     MARCH 25,     SIX MONTHS
                                       ENDED        2002* TO        ENDED                YEAR ENDED DECEMBER 31,
                                   JUNE 30, 2003  DECEMBER 31,  JUNE 30, 2003  ---------------------------------------------
                                    (UNAUDITED)       2002       (UNAUDITED)     2002        2001        2000        1999***
                                   -------------  ------------  -------------  --------    --------    --------     --------
 Net asset value, beginning of
 period. . . . . . . . . . . . .      $7.04         $ 8.89        $   7.04     $   8.97    $  10.72    $  10.84     $  10.00
                                      -----         ------        --------     --------    --------    --------     --------
  INCOME FROM INVESTMENT
 OPERATIONS:
  Net investment income. . . . .       0.03           0.05            0.03         0.04        0.04        0.04         0.04
  Net realized and unrealized
 gain (loss) on investments. . .       0.60          (1.84)           0.60        (1.93)      (1.75)      (0.12)        0.84
                                      -----         ------        --------     --------    --------    --------     --------
  Total from investment
 operations. . . . . . . . . . .       0.63          (1.79)           0.63        (1.89)      (1.71)      (0.08)        0.88
                                      -----         ------        --------     --------    --------    --------     --------
  LESS DISTRIBUTIONS:
  Dividends from net investment
 income. . . . . . . . . . . . .         --#         (0.06)             --#       (0.04)      (0.04)      (0.04)       (0.04)
                                      -----         ------        --------     --------    --------    --------     --------
 Net asset value, end of period.      $7.67         $ 7.04        $   7.67     $   7.04    $   8.97    $  10.72     $  10.84
                                      =====         ======        ========     ========    ========    ========     ========
Total return (b) . . . . . . . .       8.96%         20.11%           8.96%      (21.04)%    (15.97)%     (0.77)%       8.76%
                                      =====         ======        ========     ========    ========    ========     ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)     $  86         $   79        $243,887     $201,141    $244,038    $223,078     $109,828
Ratio of expenses to average net
 assets
 after waivers (a) . . . . . . .       0.70%          0.70%           0.95%        0.95%       0.95%       0.93%        0.85%
Ratio of expenses to average net
 assets after waivers and fees
 paid indirectly (a) . . . . . .       0.68%          0.69%           0.93%        0.94%        N/A         N/A          N/A
Ratio of expenses to average net
 assets before waivers and fees
 paid indirectly (a) . . . . . .       0.71%          0.71%           0.96%        0.96%       0.97%       0.96%        1.16%
Ratio of net investment income to
 average net assets after waivers
 (a) . . . . . . . . . . . . . .       0.95%          0.77%           0.70%        0.52%       0.48%       0.45%        0.80%
Ratio of net investment income to
 average net assets after waivers
 and fees paid indirectly (a). .       0.97%          0.78%           0.72%        0.53%        N/A         N/A          N/A
Ratio of net investment income to
 average net assets before
 waivers and fees paid indirectly
 (a) . . . . . . . . . . . . . .       0.94%          0.76%           0.69%        0.51%       0.46%       0.42%        0.49%
Portfolio turnover rate. . . . .         42%            70%             42%          70%         84%         65%          64%
Effect of voluntary expense
 limitation during the period:
 Per share benefit to net
 investment income . . . . . . .      $  --#        $   --#       $     --#    $     --#   $     --#   $     --     $   0.01


                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/MONEY MARKET PORTFOLIO(d):
FINANCIAL HIGHLIGHTS -- (Continued)

                                                                 CLASS IA
                                   -------------------------------------------------------------------
                                    SIX MONTHS
                                       ENDED                    YEAR ENDED DECEMBER 31,
                                   JUNE 30, 2003  ----------------------------------------------------
                                    (UNAUDITED)     2002       2001       2000       1999       1998
                                   -------------  --------   ---------  ---------  --------   --------
 Net asset value, beginning of
 period. . . . . . . . . . . . .    $  10.38      $  10.37   $  10.33   $  10.28   $  10.22   $  10.18
                                    --------      --------   --------   --------   --------   --------
  INCOME FROM INVESTMENT
 OPERATIONS:
  Net investment income. . . . .        0.05          0.16       0.39       0.64       0.51       0.53
  Net realized and unrealized
 gain (loss) on investments. . .       (0.01)+          --#        --+        --         --         --
                                    --------      --------   --------   --------   --------   --------
  Total from investment
 operations. . . . . . . . . . .        0.04          0.16       0.39       0.64       0.51       0.53
                                    --------      --------   --------   --------   --------   --------
  LESS DISTRIBUTIONS:
  Dividends from net investment
 income. . . . . . . . . . . . .          --#        (0.15)     (0.35)     (0.59)     (0.45)     (0.49)
                                    --------      --------   --------   --------   --------   --------
 Net asset value, end of period.    $  10.42      $  10.38   $  10.37   $  10.33   $  10.28   $  10.22
                                    ========      ========   ========   ========   ========   ========
Total return (b) . . . . . . . .        0.39%         1.54%      3.82%      6.24%      4.96%      5.34%
                                    ========      ========   ========   ========   ========   ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)   $784,011      $834,792   $860,719   $893,097   $883,988   $723,311
Ratio of expenses to average net
 assets (a). . . . . . . . . . .        0.41%         0.39%      0.40%      0.40%      0.37%      0.37%
Ratio of net investment income to
 average net assets (a). . . . .        0.92%         1.48%      3.80%      6.02%      4.91%      5.13%

                                                                         CLASS IB
                                   ------------------------------------------------------------------------
                                    SIX MONTHS
                                       ENDED                      YEAR ENDED DECEMBER 31,
                                   JUNE 30, 2003  ---------------------------------------------------------
                                    (UNAUDITED)      2002         2001        2000       1999        1998
                                   -------------  ----------   ----------   ---------  ---------  ---------
 Net asset value, beginning of
 period. . . . . . . . . . . . .    $    10.32    $    10.32   $    10.28   $  10.25   $  10.21    $  10.17
                                    ----------    ----------   ----------   --------   --------    --------
  INCOME FROM INVESTMENT
 OPERATIONS:
  Net investment income. . . . .          0.04          0.12         0.31       0.61       0.49        0.49
  Net realized and unrealized
 gain (loss) on investments. . .            --#+        0.01         0.06+     (0.01)     (0.01)       0.02
                                    ----------    ----------   ----------   --------   --------    --------
  Total from investment
 operations. . . . . . . . . . .          0.04          0.13         0.37       0.60       0.48        0.51
                                    ----------    ----------   ----------   --------   --------    --------
  LESS DISTRIBUTIONS:
  Dividends from net investment
 income. . . . . . . . . . . . .            --#        (0.13)       (0.33)     (0.57)     (0.44)      (0.47)
                                    ----------    ----------   ----------   --------   --------    --------
 Net asset value, end of period.    $    10.36    $    10.32   $    10.32   $  10.28   $  10.25    $  10.21
                                    ==========    ==========   ==========   ========   ========    ========
Total return (b) . . . . . . . .          0.39%         1.21%        3.63%      5.99%      4.71%       5.08%
                                    ==========    ==========   ==========   ========   ========    ========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)   $1,137,628    $1,209,341   $1,155,159   $677,333   $559,713    $386,718
Ratio of expenses to average net          0.66%         0.64%        0.65%      0.65%      0.62%       0.62%
 assets (a). . . . . . . . . . .
Ratio of net investment income to         0.67%         1.23%        3.38%      5.78%      4.68%       4.82%
 average net assets (a). . . . .

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/PUTNAM GROWTH & INCOME VALUE PORTFOLIO:
FINANCIAL HIGHLIGHTS -- (Continued)

                                 CLASS IA                                             CLASS IB
                        ---------------------------  ------------------------------------------------------------------------
                         SIX MONTHS     OCTOBER 2,    SIX MONTHS
                            ENDED        2002* TO        ENDED                       YEAR ENDED DECEMBER 31,
                        JUNE 30, 2003  DECEMBER 31,  JUNE 30, 2003  ---------------------------------------------------------
                         (UNAUDITED)       2002       (UNAUDITED)      2002        2001        2000       1999        1998
                        -------------  ------------  -------------  ----------  ----------  ---------  ----------  ----------
 Net asset value,
 beginning of period.      $ 8.97        $ 8.41        $   8.99     $  11.28    $  12.22    $  11.56   $  12.77     $  11.52
                           ------        ------        --------     --------    --------    --------   --------     --------
  INCOME FROM
 INVESTMENT
 OPERATIONS:
  Net investment
 income . . . . . . .        0.07          0.04            0.07         0.13        0.11        0.12       0.16         0.11
  Net realized and
 unrealized gain
 (loss) on investments
 and foreign currency
 transactions . . . .        0.95          0.68            0.94        (2.28)      (0.94)       0.66      (0.34)        1.35
                           ------        ------        --------     --------    --------    --------   --------     --------
  Total from
 investment operations       1.02          0.72            1.01        (2.15)      (0.83)       0.78      (0.18)        1.46
                           ------        ------        --------     --------    --------    --------   --------     --------
  LESS DISTRIBUTIONS:
  Dividends from net
 investment income. .          --         (0.16)             --        (0.14)      (0.11)      (0.12)     (0.16)       (0.11)
  Distributions from
 realized gains . . .          --            --              --           --          --          --      (0.87)       (0.10)
                           ------        ------        --------     --------    --------    --------   --------     --------
  Total dividends and
 distributions. . . .          --         (0.16)             --        (0.14)      (0.11)      (0.12)     (1.03)       (0.21)
                           ------        ------        --------     --------    --------    --------   --------     --------
 Net asset value, end
 of period. . . . . .      $ 9.99        $ 8.97        $  10.00     $   8.99    $  11.28    $  12.22   $  11.56     $  12.77
                           ======        ======        ========     ========    ========    ========   ========     ========
Total return (b). . .       11.37%         8.55%          11.23%      (19.07)%     (6.73)%      6.69%     (1.27)%      12.75%
                           ======        ======        ========     ========    ========    ========   ========     ========
RATIOS/SUPPLEMENTAL
 DATA:
Net assets, end of
 period (000's) . . .      $   91        $   53        $537,783     $470,799    $589,382    $564,610   $544,271     $460,744
Ratio of expenses to
 average net assets
 after waivers (a). .        0.70%         0.70%           0.95%        0.95%       0.95%       0.92%      0.85%        0.85%
Ratio of expenses to
 average net assets
 after waivers and
 fees paid
 indirectly (a) . . .        0.69%         0.69%           0.94%        0.94%        N/A         N/A        N/A          N/A
Ratio of expenses to
 average net assets
 before waivers and
 fees paid
 indirectly (a) . . .        0.70%         0.70%           0.95%        0.95%       0.95%       0.92%      0.95%        1.04%
Ratio of net
 investment income to
 average net assets
 after waivers (a). .        1.72%         1.54%           1.47%        1.29%       1.01%       1.05%      1.29%        1.30%
Ratio of net
 investment income to
 average net assets
 after waivers and
 fees paid indirectly
 (a). . . . . . . . .        1.73%         1.55%           1.48%        1.30%        N/A         N/A        N/A          N/A
Ratio of net
 investment income to
 average net assets
 before waivers and
 fees paid indirectly
 (a). . . . . . . . .        1.72%         1.54%           1.47%        1.29%       1.01%       1.05%      1.19%        1.11%
Portfolio turnover
 rate . . . . . . . .          28%           42%             28%          42%         89%         87%        77%          74%
Effect of voluntary
 expense limitation
 during the period:
 Per share benefit to
 net investment income     $   --        $   --        $     --     $    --#    $    --#    $     --   $   0.01     $   0.02


                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/PUTNAM INTERNATIONAL EQUITY PORTFOLIO(e)(l):
FINANCIAL HIGHLIGHTS -- (Continued)

                                 CLASS IA                                               CLASS IB
                        ---------------------------   ------------------------------------------------------------------------
                         SIX MONTHS     MARCH 25,      SIX MONTHS
                            ENDED        2002* TO         ENDED                        YEAR ENDED DECEMBER 31,
                        JUNE 30, 2003  DECEMBER 31,   JUNE 30, 2003  ---------------------------------------------------------
                         (UNAUDITED)       2002        (UNAUDITED)      2002        2001        2000        1999       1998
                        -------------  ------------   -------------  ----------  ----------  ----------  ---------- ----------
 Net asset value,
 beginning of period.      $8.66        $ 10.52         $   8.66     $  10.46    $  13.44    $  19.35    $  13.01    $  10.89
                           -----        -------         --------     --------    --------    --------    --------    --------
  INCOME FROM
 INVESTMENT
 OPERATIONS:
  Net investment
 income . . . . . . .       0.11           0.07             0.09         0.06        0.08        0.27        0.07        0.05
  Net realized and
 unrealized gain
 (loss) on investments
 and foreign currency
 transactions . . . .       0.46          (1.85)            0.47        (1.80)      (2.98)      (2.71)       7.69        2.07
                           -----        -------         --------     --------    --------    --------    --------    --------
  Total from
 investment operations      0.57          (1.78)            0.56        (1.74)      (2.90)      (2.44)       7.76        2.12
                           -----        -------         --------     --------    --------    --------    --------    --------
  LESS DISTRIBUTIONS:
  Dividends from net
 investment income. .         --#         (0.08)              --#       (0.06)      (0.06)      (0.19)      (0.35)         --
  Distributions from
 realized gains . . .         --             --               --           --       (0.02)      (3.28)      (1.07)         --
                           -----        -------         --------     --------    --------    --------    --------    --------
  Total dividends and
 distributions. . . .         --          (0.08)              --        (0.06)      (0.08)      (3.47)      (1.42)         --
                           -----        -------         --------     --------    --------    --------    --------    --------
 Net asset value, end
 of period. . . . . .      $9.23        $  8.66         $   9.22     $   8.66    $  10.46    $  13.44    $  19.35    $  13.01
                           =====        =======         ========     ========    ========    ========    ========    ========
Total return (b). . .       6.61%        (16.90)%           6.49%      (16.61)%    (21.55)%    (12.33)%     60.24%      19.51%
                           =====        =======         ========     ========    ========    ========    ========    ========
RATIOS/SUPPLEMENTAL
 DATA:
Net assets, end of
 period (000's) . . .      $ 741        $   108         $550,231     $454,735    $299,090    $357,232    $299,159    $143,721
Ratio of expenses to
 average net assets
 after waivers (a). .       1.00%          1.00%            1.25%        1.25%       1.25%       1.23%       1.20%       1.20%
Ratio of expenses to
 average net assets
 after waivers and
 fees paid indirectly
 (a). . . . . . . . .       0.98%          0.99%            1.23%        1.24%        N/A         N/A         N/A         N/A
Ratio of expenses to
 average net assets
 before waivers and
 fees paid indirectly
 (a). . . . . . . . .       1.00%          1.05%            1.25%        1.30%       1.39%       1.27%       1.26%       1.46%
Ratio of net
 investment income to
 average net assets
 after waivers. . . .       2.45%          1.00%            2.20%        0.75%       0.66%       1.01%       0.54%       0.64%
Ratio of net
 investment income to
 average net assets
 after waivers and
 fees paid indirectly
 (a). . . . . . . . .       2.46%          1.01%            2.21%        0.76%        N/A         N/A         N/A         N/A
Ratio of net
 investment income to
 average net assets
 before waivers and
 fees paid
 indirectly (a) . . .       2.45%          0.95%                2.20%        0.70%       0.52%       0.98%       0.48%       0.38%
Portfolio turnover
 rate . . . . . . . .         30%            55%                  30%          55%         76%        112%        119%         94%
Effect of voluntary
 expense limitation
 during the period:
 Per share benefit to
 net investment income        --        $    --#                  --     $     --#   $   0.02    $   0.01    $   0.01    $   0.02


                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/PUTNAM VOYAGER PORTFOLIO:
FINANCIAL HIGHLIGHTS -- (Continued)

                                 CLASS IA
                        ---------------------------
                         SIX MONTHS     OCTOBER 2,
                            ENDED        2002* TO
                        JUNE 30, 2003  DECEMBER 31,
                         (UNAUDITED)       2002
                        -------------  ------------
 Net asset value,
 beginning of period.      $ 9.56        $ 9.28
                           ------        ------
  INCOME FROM
 INVESTMENT
 OPERATIONS:
  Net investment
 income (loss). . . .        0.02          0.01
  Net realized and
 unrealized gain
 (loss) on investments
 and foreign currency
 transactions . . . .        0.97          0.31
                           ------        ------
  Total from
 investment operations       0.99          0.32
                           ------        ------
  LESS DISTRIBUTIONS:
  Dividends from net
 investment income. .         --#         (0.04)
  Distributions from
 realized gains . . .          --            --
                           ------        ------
  Total dividends and
 distributions. . . .          --         (0.04)
                           ------        ------
 Net asset value, end
 of period. . . . . .      $10.55        $ 9.56
                           ======        ======
Total return (b). . .       10.36%         3.46%
                           ======        ======
RATIOS/SUPPLEMENTAL
 DATA:
Net assets, end of
 period (000's) . . .      $  104        $   51
Ratio of expenses to
 average net assets
 after waivers (a). .        0.70%         0.70%
Ratio of expenses to
 average net
assets after waivers
 and fees paid
 indirectly (a) . . .        0.69%         0.67%
Ratio of expenses to
 average net
assets before waivers
 and fees paid
 indirectly (a) . . .        0.78%         0.77%
Ratio of net
 investment income
 (loss) to average net
 assets after waivers
 (a). . . . . . . . .        0.45%         0.33%
Ratio of net
 investment income
 (loss) to average net
 assets after waivers
 and fees paid
 indirectly (a) . . .        0.46%         0.36%
Ratio of net
 investment income
 (loss) to average net
 assets before waivers
 and fees paid
 indirectly (a) . . .        0.37%         0.26%
Portfolio turnover
 rate . . . . . . . .          33%          147%
Effect of voluntary
 expense limitation
 during the period:
 Per share benefit to
 net investment income
 (loss) . . . . . . .      $  --#        $  --#


                                                        CLASS IB
                        -----------------------------------------------------------------------
                         SIX MONTHS                    YEAR ENDED DECEMBER 31,
                            ENDED      --------------------------------------------------------
                        JUNE 30, 2003
                         (UNAUDITED)     2002        2001        2000        1999         1998
                        -------------  ----------  ----------  ----------  ----------  ------------
 Net asset value,
 beginning of period.     $   9.58     $  13.03    $  17.24    $  21.41    $  16.79     $  12.33
                          --------     --------    --------    --------    --------     --------
  INCOME FROM
 INVESTMENT
 OPERATIONS:
  Net investment              0.01         0.01         --#       (0.04)      (0.03)        0.01
 income (loss). . . .
  Net realized and
 unrealized gain              0.97        (3.45)      (4.21)      (3.70)       5.09         4.46
 (loss) on investments    --------     --------    --------    --------    --------     --------
 and foreign currency
 transactions . . . .
  Total from
 investment operations        0.98        (3.44)      (4.21)      (3.74)       5.06         4.47
                          --------     --------    --------    --------    --------     --------
  LESS DISTRIBUTIONS:
  Dividends from net           --#        (0.01)         --          --          --        (0.01)
 investment income. .
  Distributions from
 realized gains . . .           --           --          --       (0.43)      (0.44)          --
                          --------     --------    --------    --------    --------     --------
  Total dividends and
 distributions. . . .           --        (0.01)         --       (0.43)      (0.44)       (0.01)
                          --------     --------    --------    --------    --------     --------
 Net asset value, end
 of period. . . . . .     $  10.56     $   9.58    $  13.03    $  17.24    $  21.41     $  16.79
                          ========     ========    ========    ========    ========     ========
Total return (b). . .        10.24%      (26.39)%    (24.42)%    (17.79)%     30.24%       36.27%
                          ========     ========    ========    ========    ========     ========
RATIOS/SUPPLEMENTAL
 DATA:
Net assets, end of        $230,442     $199,462    $299,380    $397,968    $384,175     $175,015
 period (000's) . . .
Ratio of expenses to          0.95%        0.95%       0.95%       0.95%       0.93%        0.85%
 average net assets
 after waivers (a). .
Ratio of expenses to          0.94%        0.92%        N/A         N/A         N/A          N/A
 average net
assets after waivers
 and fees paid
 indirectly (a) . . .
Ratio of expenses to          1.03%        1.02%       0.98%       0.97%       0.98%        1.09%
 average net
assets before waivers
 and fees paid
 indirectly (a) . . .
Ratio of net                  0.20%        0.08%      (0.02)%     (0.25)%     (0.20)%       0.14%
 investment income
 (loss) to average net
 assets after waivers
 (a). . . . . . . . .
Ratio of net                  0.21%        0.11%        N/A         N/A         N/A          N/A
 investment income
 (loss) to average net
 assets after waivers
 and fees paid
 indirectly (a) . . .
Ratio of net                  0.12%        0.01%      (0.05)%     (0.23)%     (0.25)%      (0.10)%
 investment income
 (loss) to average net
 assets before waivers
 and fees paid
 indirectly (a) . . .
Portfolio turnover              33%         147%         95%         81%         76%          64%
 rate . . . . . . . .
Effect of voluntary
 expense limitation
 during the period:
 Per share benefit to     $    --#     $   0.01    $   0.01    $     --    $   0.01     $   0.02
 net investment income
 (loss) . . . . . . .

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
EQ/SMALL COMPANY INDEX PORTFOLIO(e):
FINANCIAL HIGHLIGHTS -- (Continued)

                                      CLASS IA                                         CLASS IB
                             ---------------------------  ----------------------------------------------------------------
                              SIX MONTHS     MARCH 25,     SIX MONTHS
                                 ENDED        2002* TO        ENDED                   YEAR ENDED DECEMBER 31,
                             JUNE 30, 2003  DECEMBER 31,  JUNE 30, 2003  -------------------------------------------------
                              (UNAUDITED)       2002       (UNAUDITED)    2002       2001      2000       1999      1998**
                             -------------  ------------  -------------  ---------  --------  ---------  --------  --------
 Net asset value, beginning
 of period . . . . . . . .      $ 7.19       $  9.32        $   7.19     $  9.15    $  9.03   $ 10.85    $  9.56    $ 10.00
                                ------       -------        --------     -------    -------   -------    -------    -------
  INCOME FROM INVESTMENT
 OPERATIONS:
  Net investment income           0.04          0.05            0.02        0.04       0.06      0.09       0.09       0.07
  Net realized and
 unrealized gain (loss) on
 investments . . . . . . .        1.19         (2.12)           1.20       (1.96)      0.13     (0.55)      1.85      (0.30)
                                ------       -------        --------     -------    -------   -------    -------    -------
  Total from investment
 operations. . . . . . . .        1.23         (2.07)           1.22       (1.92)      0.19     (0.46)      1.94      (0.23)
                                ------       -------        --------     -------    -------   -------    -------    -------
  LESS DISTRIBUTIONS:
  Dividends from net
 investment income . . . .          --         (0.06)             --       (0.04)     (0.05)    (0.08)     (0.09)     (0.07)
  Distributions from
 realized gains. . . . . .          --            --              --          --      (0.02)    (1.28)     (0.56)     (0.14)
                                ------       -------        --------     -------    -------   -------    -------    -------
  Total dividends and
 distributions . . . . . .          --         (0.06)             --       (0.04)     (0.07)    (1.36)     (0.65)     (0.21)
                                ------       -------        --------     -------    -------   -------    -------    -------
 Net asset value, end of
 period. . . . . . . . . .      $ 8.42       $  7.19        $   8.41     $  7.19    $  9.15   $  9.03    $ 10.85    $  9.56
                                ======       =======        ========     =======    =======   =======    =======    =======
Total return (b) . . . . .       17.11%       (22.23)%         16.97%     (20.96)%     2.12%    (3.43)%    20.68%     (2.27)%
                                ======       =======        ========     =======    =======   =======    =======    =======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (000's) . . . . . . . . .      $  569       $    87        $160,861     $99,391    $82,203   $72,747    $59,931    $32,609
Ratio of expenses to
 average net assets after
 waivers (a) . . . . . . .        0.60%         0.60%           0.85%       0.85%      0.82%     0.75%      0.71%      0.60%
Ratio of expenses to
 average net assets before
 waivers (a) . . . . . . .        0.60%         0.60%           0.85%       0.85%      0.82%     0.93%      1.20%      1.81%
Ratio of net investment
 income to average net
 assets after waivers (a).        0.91%         0.91%           0.66%       0.66%      0.74%     0.73%      1.11%      1.18%
Ratio of net investment
 income  to average net
 assets before waivers (a)        0.91%         0.91%           0.66%       0.66%      0.73%     0.55%      0.62%     (0.03)%
Portfolio turnover rate              4%           29%              4%         29%        36%       59%        59%        35%
Effect of voluntary expense
 limitation during the
 period:
 Per share benefit to net
 investment income . . . .      $   --       $    --        $     --     $    --    $   --#   $  0.02    $  0.04    $  0.07

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
FINANCIAL HIGHLIGHTS -- (Concluded)

-----------
* Commencement of Operations
** Commenced operations on January 1, 1998.
*** Commenced operations on January 1, 1999.
+The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for that period because of the timing of sales and repurchases of the Portfolio shares in relation to fluctuating market value of the investments in the Portfolio.
# Per share amount is less than $0.01.
++ Amount is less than 1%.
(a) Ratios for periods less than one year are annualized.
(b) Total returns for periods less than one year are not annualized.
(c)Reflects overall fund ratios for investment income and non-class specific expense.
(d)On October 18, 1999, this Portfolio received, through a substitution transaction, the assets and liabilities of the Hudson River Trust Portfolio that followed the same investment objectives as this Portfolio. The information from January 1, 1999 through October 17, 1999 is that of the predecessor Hudson River Trust Portfolio. Information for the year ended December 31,1999 includes the results of operations of the predecessor Hudson River Trust Portfolio from January 1, 1999 through October 17, 1999.
(e)Net investment income and capital changes per share are based on monthly average shares outstanding.
(f)On October 6, 2000, this Portfolio received, through a substitution transaction, the assets and liabilities of the BT Equity 500 Index Portfolio that followed the same investment objectives as this Portfolio. The information from January 1, 2000 through August 31, 2000 is that of the predecessor Alliance Equity Index Portfolio . Information prior to the year ended December 31, 2000 includes the results of operations of the predecessor BT Equity 500 Index Portfolio.
(g)On May 19, 2001, this Portfolio received, through a substitution transaction, the assets and liabilities of the Alliance Conservative Investors Portfolio, EQ/Evergreen Foundation Portfolio, EQ/Putnam Balanced Portfolio, and Mercury World Strategy Portfolio that followed the same investment objectives as this Portfolio. Information prior to the year ended December 31, 2001 represents the results of operations of the EQ/Balanced Portfolio.
(h)On May 19, 2001, this Portfolio received , through a substitution transaction, the assets and liabilities of the EQ/T. Rowe Price Equity Income Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2001 represents the results of operations of the EQ/Lazard Large Cap Value Portfolio.
(i)On November 22, 2002, this Portfolio received , through a substitution transaction, the assets and liabilities of the EQ/Alliance Global Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2002 represents the results of operations of the EQ/ Alliance International Portfolio.
(j)On November 22, 2002, this Portfolio received , through a substitution transaction, the assets and liabilities of the EQ/Alliance Growth Investors Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2002 represents the results of operations of the EQ/Balanced Portfolio.
(k)On November 22, 2002, this Portfolio received , through a substitution transaction, the assets and liabilities of the EQ/MFS Research Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2002 represents the results of operations of the EQ/ Capital Guardian Research Portfolio.
(l)On April 26, 2002, this Portfolio received , through a substitution transaction, the assets and liabilities of the EQ/T.Rowe Price International Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2002 represents the results of operations of the EQ/Putnam International Equity Portfolio.
(m)On July 12, 2002, this Portfolio received , through a substitution transaction, the assets and liabilities of the EQ/AXP Strategy Aggressive Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2002 represents the results of operations of the EQ/Alliance Small Cap Growth Portfolio.
(n)On July 12, 2002, this Portfolio received , through a substitution transaction, the assets and liabilities of the EQ/AXP New Dimensions Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2002 represents the results of operations of the EQ/ Capital Guardian U.S. Equity Portfolio.
(o)On May 2, 2003, this Portfolio received , through a substitution transaction, the assets and liabilities of the EQ/International Equity Index Portfolio that followed the same objectives as this Portfolio. Information prior to the period ended June 30, 2003 represents the results of operations of the EQ/ Alliance International Portfolio.

                       See Notes to Financial Statements.

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2003 (Unaudited)
Note 1 Organization and Significant Accounting Policies

  EQ Advisors Trust (the "Trust") was organized as a Delaware business trust on October 31, 1996 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company with thirty diversified portfolios and three non-diversified portfolios (each a "Portfolio"). The non-diversified Portfolios are: EQ/Lazard Small Cap Value Portfolio, EQ/ Marsico Focus Portfolio and EQ/Emerging Markets Equity Portfolio.

  The EQ/Aggressive Stock Portfolio, EQ/Balanced Portfolio and EQ/High Yield Portfolio employ multiple Advisers. Each of the Advisers independently chooses and maintains a portfolio of securities for the Portfolio and each is responsible for investing a specific allocated portion of the Portfolio's assets.

  The Trust has the right to issue two classes of shares, Class IA and Class IB. As of and during the six months ended June 30, 2003, the Trust had Class IA and Class IB shares outstanding for each Portfolio. The Class IB shares are subject to distribution fees imposed under a distribution plan ("Distribution Plan") adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Trust's multiple class distribution system, both classes of shares have identical voting, dividend, liquidation and other rights, other than the payment of distribution fees under the Distribution Plan. The Trust's shares are currently sold only to insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts issued by The Equitable Life Assurance Society of the United States ("Equitable"), an indirect wholly-owned subsidiary of AXA, and Equitable of Colorado, Inc. ("EOC"), as well as insurance companies that are not affiliated with Equitable or EOC and to The Investment Plan for Employees, Managers and Agents. The Investment Plan for Employees, Managers and Agents is the primary shareholder of Class IA for EQ/Alliance Premier Growth Portfolio, EQ/Alliance Technology Portfolio, EQ/Bernstein Diversified Value Portfolio, EQ/Calvert Socially Responsible Portfolio, EQ/Cap Guardian International Portfolio, EQ/Cap Guardian Research Portfolio, EQ/Cap Guardian U.S. Equity Portfolio, EQ/Emerging Markets Equity Portfolio, EQ/Evergreen Omega Portfolio, EQ/FI Mid Cap Portfolio, EQ/FI Small/Mid Cap Value Portfolio, EQ/Janus Large Cap Growth Portfolio, EQ/J.P. Morgan Core Bond Portfolio, EQ/Lazard Small Cap Value Portfolio, EQ/Marsico Focus Portfolio, EQ/Mercury Basic Value Equity Portfolio, EQ/MFS Emerging Growth Companies Portfolio, EQ/MFS Investors Trust Portfolio, EQ/Putnam Growth & Income Value Portfolio, EQ/Putnam International Equity Portfolio, EQ/ Putnam Voyager Portfolio and EQ/Small Company Index Portfolio.

  The investment objectives of each Portfolio are as follows:

  EQ/Aggressive Stock Portfolio (advised by Alliance Capital Management L. P. ("Alliance") (an affiliate of Equitable), Marsico Capital Management, LLC ("Marsico"), MFS Investment Management ("MFS") and Provident Investment Counsel, Inc.) -- Seeks to achieve long-term growth of capital.

  EQ/Alliance Common Stock Portfolio (advised by Alliance) -- Seeks to achieve long-term growth of capital and increased income.

  EQ/Alliance Growth and Income Portfolio (advised by Alliance) -- Seeks to provide a high total return.

  EQ/Alliance Intermediate Government Securities Portfolio (advised by Alliance) -- Seeks to achieve high current income consistent with relative stability of principal.

  EQ/Alliance International Portfolio (advised by Alliance) -- Seeks long-term growth of capital.

  EQ/Alliance Premier Growth Portfolio (advised by Alliance) -- Seeks to achieve long-term growth of capital.

  EQ/Alliance Quality Bond Portfolio (advised by Alliance) -- Seeks to achieve high current income consistent with moderate risk to capital.

  EQ/Alliance Small Cap Growth Portfolio (advised by Alliance) -- Seeks to achieve long-term growth of capital.

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
June 30, 2003 (Unaudited)

  EQ/Alliance Technology Portfolio (advised by Alliance) -- Seeks to achieve long-term growth of capital. Current income is incidental to the Portfolio's objective.

  EQ/Balanced Portfolio (advised by Alliance, Capital Guardian Trust Company, Mercury Advisors and Jennison Associates LLC) -- Seeks to achieve a high return through both appreciation of capital and current income.

  EQ/Bernstein Diversified Value Portfolio (advised by Alliance through its Bernstein Investment Research and Management unit) -- Seeks capital appreciation.

  EQ/Calvert Socially Responsible Portfolio (advised by Calvert Asset Management Company, Inc. and Brown Capital Management, Inc.) -- Seeks long-term capital appreciation.

  EQ/Capital Guardian International Portfolio (advised by Capital Guardian Trust Company ("Capital Guardian") -- Seeks to achieve long-term growth of capital.

  EQ/Capital Guardian Research Portfolio (advised by Capital Guardian) -- Seeks long-term growth of capital.

  EQ/Capital Guardian U.S. Equity Portfolio (advised by Capital Guardian) -- Seeks long-term growth of capital.

  EQ/Emerging Markets Equity Portfolio (advised by Morgan Stanley Investment Management, Inc.) -- Seeks long-term capital appreciation.

  EQ/Equity 500 Index Portfolio (advised by Alliance) -- Seeks a total return before expenses that approximates the total return performance of the S&P 500 Index, including reinvestment of dividends, at a risk level consistent with that of the S&P 500 Index.

  EQ/Evergreen Omega Portfolio (advised by Evergreen Investment Management Company LLC) -- Seeks long-term capital growth.

  EQ/FI Mid Cap Portfolio (advised by Fidelity Management & Research Company ("Fidelity")) -- Seeks long-term growth of capital.

  EQ/FI Small/Mid Cap Value Portfolio (advised by Fidelity) -- Seeks long-term capital appreciation.

  EQ/High Yield Portfolio (advised by Alliance and Pacific Investment Management Company, LLC) -- Seeks to achieve a high total return through a combination of current income and capital appreciation.

  EQ/Janus Large Cap Growth Portfolio (advised by Janus Capital Management, LLC) -- Seeks long-term growth of capital.

  EQ/J.P. Morgan Core Bond Portfolio (advised by J.P. Morgan Investment Management Inc.) -- Seeks to provide a high total return consistent with moderate risk of capital and maintenance of liquidity.

  EQ/Lazard Small Cap Value Portfolio (advised by Lazard Asset Management) -- Seeks capital appreciation.

  EQ/Marsico Focus Portfolio (advised by Marsico) -- Seeks long-term growth of capital.

  EQ/Mercury Basic Value Equity Portfolio (advised by Mercury Advisors) -- Seeks capital appreciation and secondarily, income.

  EQ/MFS Emerging Growth Companies Portfolio (advised by MFS) -- Seeks to provide long-term capital growth.

  EQ/MFS Investors Trust Portfolio (advised by MFS) -- Seeks long-term growth of capital with a secondary objective to seek reasonable current income.

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
June 30, 2003 (Unaudited)

  EQ/Money Market Portfolio (advised by Alliance) -- Seeks to obtain a high level of current income, preserve its assets and maintain liquidity.

  EQ/Putnam Growth & Income Value Portfolio (advised by Putnam Investment Management, LLC ("Putnam")) -- Seeks capital growth. Current income is a secondary objective.

  EQ/Putnam International Equity Portfolio (advised by Putnam) -- Seeks capital appreciation.

  EQ/Putnam Voyager Portfolio (advised by Putnam) -- Seeks long-term growth of capital and any increased income that results from this growth.

  EQ/Small Company Index Portfolio (advised by Alliance) -- Seeks to replicate as closely as possible (before the deduction of Portfolio expenses) the total return of the Russell 2000 Index.

  The following is a summary of the significant accounting policies of the
Trust:

  The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Valuation:

  Stocks listed on national securities exchanges or included on the NASDAQ stock market are valued at the last sale price, or, if there is no sale, at the latest available bid price. Other unlisted stocks are valued at their last sale price or, if no reported sale occurs during the day, at a bid price estimated by a broker.

  Convertible preferred stocks listed on national securities exchanges or included on the NASDAQ stock market are valued as of their last sale price or, if there is no sale, at the latest available bid price. Convertible bonds and unlisted convertible preferred stocks are valued at bid prices obtained from one or more of the major dealers in such securities. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks. Convertible bonds may be matrix-priced based upon the conversion value to the underlying common stocks and market premiums.

  Mortgage-backed and asset-backed securities are valued at prices obtained from a bond pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. If a quoted price is unavailable, an equivalent yield or yield spread quote will be obtained from a broker and converted to a price.

  Options, including options on futures that are traded on exchanges, are valued at their last sale price, and if the last sale price is not available then the previous day's sale price is used. Options not traded on an exchange or actively traded are valued at fair value under the direction of the Board of Trustees.

  Long-term corporate bonds may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size, trading in similar groups of securities and any developments related to specific securities; however, when such prices are unavailable, such bonds will be valued using broker quotes. U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are valued at representative quoted prices.

  Foreign securities not traded directly, or in American Depositary Receipt
(ADR) or similar form in the United States, are valued at representative quoted prices from the primary exchange in the currency of the country of origin.

  Short-term debt securities, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Short-term debt securities, which mature in more than 60 days are valued at representative, quoted prices. The EQ/Money Market Portfolio values all short-term debt securities at amortized cost.

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
June 30, 2003 (Unaudited)

  Futures contracts are valued at their last sale price or, if there is no sale, at the latest available bid price.

  Forward foreign exchange contracts are valued by interpolating between the forward and spot currency rates as quoted by a pricing service as of a designated hour on the valuation date.

  Other securities and assets for which market quotations are not readily available or for which valuation cannot be provided, are valued at fair value under the direction of the Board of Trustees.

  Events or circumstances affecting the values of Portfolio securities that occur between the closing of their principal markets and the time the NAV is determined may be reflected in the Trust's calculation of net asset values for each applicable Portfolio when the Trust's Manager deems that the particular event or circumstance would materially affect such Portfolio's net asset value.

  Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income (including amortization of premium and discount on long-term securities using the effective yield method) is accrued daily. The Trust records gains and losses realized on prepayments received on mortgage-backed securities in interest income.

  Realized gains and losses on the sale of investments are computed on the basis of the identified cost of the investments sold. Unrealized appreciation (depreciation) on investments and foreign currency denominated assets and liabilities are presented net of deferred taxes on unrealized gains in the Statement of Assets and Liabilities.

  Expenses attributable to a single Portfolio or class are charged to that Portfolio or class. Expenses of the Trust not attributable to a single Portfolio or class are charged to each Portfolio or class in proportion to the average net assets of each Portfolio or other appropriate allocation methods. All income earned and expenses incurred by each Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the daily net assets of such class, except for distribution fees which are charged on a class specific basis.

Foreign Currency Valuation:

  The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at current exchange rates at the following dates:

  (i) market value of investment securities, other assets and liabilities -- at the valuation date.

  (ii) purchases and sales of investment securities, income and expenses -- at the date of such transactions.

  The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on securities.

  Net currency gains or losses realized and unrealized as a result of differences between interest or dividends, withholding taxes, security payables/receivables, forward foreign currency exchange contracts and foreign cash recorded on the Portfolio's books and the U.S. dollar equivalent amount actually received or paid are presented under foreign currency transactions and foreign currency translations in the realized and unrealized gains and losses section, respectively, of the Statements of Operations. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on a Portfolio's books and the U.S. dollar equivalent of amounts actually received or paid.

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
June 30, 2003 (Unaudited)
Taxes:

  The Trust intends to comply with the requirements of the Internal Revenue Code of 1986, as amended ("Code") applicable to regulated investment companies and to distribute substantially all of its net investment income and net realized capital gains to shareholders of each Portfolio. Therefore, no Federal income tax provision is required. Dividends from net investment income are declared and distributed at least annually for all Portfolios. Dividends from net realized short-term and long-term capital gains are declared and distributed at least annually to the shareholders of the Portfolios to which such gains are attributable. All dividends are reinvested in additional full and fractional shares of the related Portfolios. All dividends are distributed on a tax basis and, as such, the amounts may differ from financial statement investment income and realized capital gains. Those differences are primarily due to differing book and tax treatments for deferred organization costs, forward foreign currency transactions, losses due to wash sales transactions, mark-to-market of forward contracts, mark-to-market of passive foreign investment companies, investments in Real Estate Investment Trusts, post-October losses, paydowns and mergers. In addition, short-term capital gains and foreign currency gains are treated as capital gains for accounting purposes but are considered ordinary income for tax purposes. Net capital and net currency losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Portfolio's next taxable year.

Fees Paid Indirectly:

  For all Portfolios, the Board of Trustees has approved the payment of certain Trust expenses using brokerage service arrangements. These payments are reflected on the Statements of Operations. For the six months ended June 30, 2003, several Portfolios reduced expenses under these arrangements as follows:

PORTFOLIOS:                                                                     AMOUNT
-----------                                                                   ----------
EQ/Aggressive Stock . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $537,325
EQ/Alliance Common Stock. . . . . . . . . . . . . . . . . . . . . . . . . .     726,462
EQ/Alliance Growth and Income . . . . . . . . . . . . . . . . . . . . . . .     100,686
EQ/Alliance International . . . . . . . . . . . . . . . . . . . . . . . . .      20,711
EQ/Alliance Premier Growth. . . . . . . . . . . . . . . . . . . . . . . . .      22,579
EQ/Alliance Small Cap Growth. . . . . . . . . . . . . . . . . . . . . . . .     128,844
EQ/Alliance Technology. . . . . . . . . . . . . . . . . . . . . . . . . . .      48,078
EQ/Balanced . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      34,609
EQ/Calvert Socially Responsible . . . . . . . . . . . . . . . . . . . . . .       3,898
EQ/Capital Guardian International . . . . . . . . . . . . . . . . . . . . .       8,388
EQ/Capital Guardian Research. . . . . . . . . . . . . . . . . . . . . . . .      21,330
EQ/Capital Guardian U.S. Equity . . . . . . . . . . . . . . . . . . . . . .      34,383
EQ/Emerging Market Equity . . . . . . . . . . . . . . . . . . . . . . . . .      21,922
EQ/Evergreen Omega. . . . . . . . . . . . . . . . . . . . . . . . . . . . .      14,567
EQ/FI Mid Cap . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     100,418
EQ/FI Small/Mid Cap Value . . . . . . . . . . . . . . . . . . . . . . . . .      90,761
EQ/Lazard Small Cap Value . . . . . . . . . . . . . . . . . . . . . . . . .     102,992
EQ/Marsico Focus. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      34,329
EQ/Mercury Basic Value Equity . . . . . . . . . . . . . . . . . . . . . . .      19,503
EQ/MFS Emerging Growth Companies. . . . . . . . . . . . . . . . . . . . . .      53,545
EQ/MFS Investors Trust. . . . . . . . . . . . . . . . . . . . . . . . . . .      15,832
EQ/Putnam Growth & Income Value . . . . . . . . . . . . . . . . . . . . . .      20,178
EQ/Putnam International Equity. . . . . . . . . . . . . . . . . . . . . . .      39,644
EQ/Putnam Voyager . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       8,458

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
June 30, 2003 (Unaudited)
Securities Lending:

  For all Portfolios, the Board of Trustees has approved the lending of portfolio securities, through its custodian bank, The JPMorgan Chase Bank ("JPMorgan"), acting as lending agent to certain approved broker-dealers, in exchange for negotiated lenders' fees. By lending investment securities, a Portfolio attempts to increase its net investment income through the receipt of interest on the cash held as collateral on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would be for the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. Any such loan of portfolio securities will be continuously secured by collateral in cash or high grade debt securities at least equal at all times to the market value of the security loaned. JPMorgan will indemnify each Portfolio from any loss resulting from a borrower's failure to return a loaned security when due. JPMorgan invests the cash collateral on behalf of the Portfolios and retains a portion of the interest earned. The net amount of interest earned, after the interest rebate, is included in the Statements of Operations as securities lending income. At June 30, 2003, the cash collateral received by each Portfolio for securities loaned was invested by JPMorgan and is summarized in the Portfolio of Investments. Each Portfolio has an individual interest equal to the amount of cash collateral contributed.

Repurchase Agreements:

  Certain Portfolios may enter into repurchase agreements with qualified and Manager approved banks, broker-dealers or other financial institutions as a means of earning a fixed rate of return on their cash reserves for periods as short as overnight. A repurchase agreement is a contract pursuant to which a Portfolio, against receipt of securities of at least equal value including accrued interest, agrees to advance a specified sum to the financial institution which agrees to reacquire the securities at a mutually agreed upon time (usually one day) and price. Each repurchase agreement entered into by a Portfolio will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest. A Portfolio's right to liquidate such securities in the event of a default by the seller could involve certain costs, losses or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase are less than the repurchase price, the Portfolio could suffer a loss.

Options Written:

  Certain Portfolios may write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the Portfolio or to enhance investment performance. Certain Portfolios may purchase and sell exchange traded options on foreign currencies. When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options that expire unexercised, are recognized as gains on the expiration date. Premiums received from writing options that are exercised or are canceled in closing purchase transactions are offset against the cost of any securities purchased or added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. In writing options, a Portfolio must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale or cost of purchase of the underlying securities and currencies pursuant to the call or put option may be substantially below or above the prevailing market price. A Portfolio also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options.

Short Sales Against the Box:

  Certain Portfolios may enter into a "short sale" of securities in circumstances in which, at the time the short position is open, the Portfolio owns at least an equal amount of the securities sold short or owns

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
June 30, 2003 (Unaudited)

preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into at least an equal number of securities sold short. This kind of short sale, which is referred to as one "against the box," may be entered into by the Portfolio to, for example, lock in a sale price for a security the Portfolio does not wish to sell immediately. The Portfolio will designate the segregation, either on its records or with the Trust's custodian, of the securities sold short or convertible or exchangeable preferred stocks or debt securities sold in connection with short sales against the box. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off-balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Portfolio bears the risk of potential inability of the brokers to meet their obligation to perform.

Futures Contracts, Forward Commitments and Foreign Currency Exchange Contracts:

  The futures contracts used by the Portfolios are agreements to buy or sell a financial instrument for a set price in the future. Certain Portfolios may buy or sell futures contracts for the purpose of protecting their portfolio securities against future changes in interest rates and indices which might adversely affect the value of the Portfolios' securities or the price of securities that they intend to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and can be in cash, certain money market instruments, treasury securities or other liquid, high grade debt securities. During the period the futures contracts are open, changes in the market price of the contracts are recognized as unrealized gains or losses by "marking-to-market" at the end of each trading day. Variation margin payments on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio's basis in the contract. Should interest rates or indices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may incur a loss. The use of futures contracts transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Use of long futures contracts subjects the Portfolios to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Portfolios to unlimited risk of loss. The Portfolios enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Portfolio's credit risk is limited to failure of the exchange or board of trade.

  Certain Portfolios may make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time ("forward commitments") if they designate the segregation, either on their records or with the Trust's custodian, of cash or other liquid securities in an amount sufficient to meet the purchase price, or if they enter into offsetting contracts for the forward sale of other securities they own. These commitments are reported at market value in the financial statements. Forward commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines or if the value of the security to be sold increases prior to the settlement date, which is risk in addition to the risk of decline in value of the Portfolio's other assets. Where such purchases or sales are made through dealers, a Portfolio relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to a Portfolio of an advantageous yield or price. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

  Certain Portfolios may purchase foreign currency on a spot (or cash) basis. In addition, certain Portfolios may enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts"). A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Daily fluctuations in the value of such contracts are recognized as unrealized appreciation or depreciation by "marking to market." The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
June 30, 2003 (Unaudited)

gains or losses from foreign currency transactions in the Statement of Operations. The Advisers may engage in these forward contracts to protect against uncertainty in the level of future exchange rates in connection with the purchase and sale of Portfolio securities ("transaction hedging") and to protect the value of specific portfolio positions ("position hedging"). The Portfolios are subject to off-balance sheet risk to the extent of the value of the contracts for purchase of foreign currency and in an unlimited amount for sales of foreign currency.

Swaps:

  Certain Portfolios may invest in swap contracts, which are derivatives in the form of a contract or other similar instrument which is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. A Portfolio will usually enter into swaps on a net basis, i.e., the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Portfolio receiving or paying, as the case may be, only the net amount of the two returns. A Portfolio's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by designating the segregation, either on its records or with the Trust's custodian, of cash or other liquid obligations. A Portfolio will not enter into any swap agreement unless the counterparty meets the rating requirements set forth in guidelines established by the Trust's Board of Trustees. Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations. Notional principal amounts are used to express the extent of involvement in these transactions, but the amount potentially subject to credit risk is much smaller.

Dollar Roll Transactions:

  Certain Portfolios may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. A dollar roll transaction involves a sale by a Portfolio of securities with a simultaneous agreement to repurchase substantially similar securities at an agreed-upon price at a future date. The securities repurchased will bear the same interest as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and the repurchase, the Portfolio will not be entitled to receive interest and principal payments on the securities sold. The Portfolio will invest the proceeds of the sale in additional instruments, the income from which, together with any additional income received for the dollar roll, may generate income for the Portfolio exceeding the yield on the securities sold. Dollar roll transactions involve the risk that the market value of the securities sold by the Portfolio may decline below the repurchase price of the similar securities.

Market and Credit Risk:

  Written options, futures contracts, forward commitments, forward foreign currency exchange contracts and swaps involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The risk involved in writing an option on a security is that, if the option is exercised, the underlying security is then purchased or sold by the Portfolio at the contract price, which could be disadvantageous relative to the market price. The Portfolio bears the market risk, which arises from any changes in security values. The credit risk for futures contracts and exchange traded options is limited to failure of the exchange or board of trade which acts as the counterparty to the Portfolio's futures transactions. Forward commitments, forward foreign currency exchange contracts, over-the-counter options and swaps are done directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to such contracts. With respect to such transactions there is no daily margin settlement and the Portfolio is exposed to the risk of default by the counterparty.

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
June 30, 2003 (Unaudited)
Note 2 Management of the Trust

  The Trust has entered into an investment management agreement (the "Management Agreement") with Equitable (the "Manager"). The Management Agreement states that the Manager will (i) have overall supervisory responsibility for the general management and investment of each Portfolio's assets; (ii) select and contract with investment sub-advisers ("Advisers") to manage the investment operations and composition of each and every Portfolio; (iii) monitor the Advisers' investment programs and results; (iv) oversee compliance by the Trust with various Federal and state statutes; and (v) carry out the directives of the Board of Trustees. For the six months ended June 30, 2003, for its services under the Management Agreement, the Manager was entitled to receive an annual fee as a percentage of average daily net assets, for each of the following Portfolios, calculated daily and payable monthly as follows:

INDEX PORTFOLIOS
----------------
EQ/Equity 500 Index. . . . .                                0.250%

EQ/Small Company Index. . . .                               0.250%

                                                   FIRST          NEXT         NEXT         NEXT
DEBT PORTFOLIOS                                 $750 MILLION  $750 MILLION  $1 BILLION  $2.5 BILLION   THEREAFTER
---------------                                 ------------  ------------  ----------  ------------   ----------
EQ/Alliance Intermediate Government Securities     0.500%        0.475%       0.450%       0.430%        0.420%
EQ/Alliance Quality Bond. . . . . . . . . . .      0.525%        0.500%       0.475%       0.455%        0.445%
EQ/High Yield . . . . . . . . . . . . . . . .      0.600%        0.575%       0.550%       0.530%        0.520%
EQ/J.P. Morgan Core Bond. . . . . . . . . . .      0.450%        0.425%       0.400%       0.380%        0.370%
EQ/Money Market . . . . . . . . . . . . . . .      0.350%        0.325%       0.300%       0.280%        0.270%

                          FIRST        NEXT        NEXT        NEXT
EQUITY PORTFOLIOS       $1 BILLION  $1 BILLION  $3 BILLION  $5 BILLION   THEREAFTER
-----------------       ----------  ----------  ----------  ----------   ----------
EQ/Aggressive Stock .     0.650%      0.600%      0.575%      0.550%       0.525%
EQ/Alliance Common
 Stock. . . . . . . .     0.550%      0.500%      0.475%      0.450%       0.425%
EQ/Alliance Growth and
 Income . . . . . . .     0.600%      0.550%      0.525%      0.500%       0.475%
EQ/Alliance
 International. . . .     0.750%      0.700%      0.675%      0.650%       0.625%
EQ/Alliance Premier
 Growth . . . . . . .     0.900%      0.850%      0.825%      0.800%       0.775%
EQ/Alliance Small Cap
 Growth . . . . . . .     0.750%      0.700%      0.675%      0.650%       0.625%
EQ/Alliance Technology    0.900%      0.850%      0.825%      0.800%       0.775%
EQ/Balanced . . . . .     0.600%      0.550%      0.525%      0.500%       0.475%
EQ/Bernstein
 Diversified Value. .     0.650%      0.600%      0.575%      0.550%       0.525%
EQ/Calvert Socially
 Responsible. . . . .     0.650%      0.600%      0.575%      0.550%       0.525%
EQ/Capital Guardian
 International. . . .     0.850%      0.800%      0.775%      0.750%       0.725%
EQ/Capital Guardian
 Research . . . . . .     0.650%      0.600%      0.575%      0.550%       0.525%
EQ/Capital Guardian
 U.S. Equity. . . . .     0.650%      0.600%      0.575%      0.550%       0.525%
EQ/Emerging Market
 Equity . . . . . . .     1.150%      1.100%      1.075%      1.050%       1.025%
EQ/Evergreen Omega. .     0.650%      0.600%      0.575%      0.550%       0.525%
EQ/FI Mid Cap . . . .     0.700%      0.650%      0.625%      0.600%       0.575%
EQ/FI Small/Mid Cap
 Value. . . . . . . .     0.750%      0.700%      0.675%      0.650%       0.625%
EQ/Janus Large Cap
 Growth . . . . . . .     0.900%      0.850%      0.825%      0.800%       0.775%
EQ/Lazard Small Cap
 Value. . . . . . . .     0.750%      0.700%      0.675%      0.650%       0.625%
EQ/Marsico Focus. . .     0.900%      0.850%      0.825%      0.800%       0.775%
EQ/Mercury Basic Value
 Equity . . . . . . .     0.600%      0.550%      0.525%      0.500%       0.475%
EQ/MFS Emerging Growth
 Companies. . . . . .     0.650%      0.600%      0.575%      0.550%       0.525%
EQ/MFS Investors Trust    0.600%      0.550%      0.525%      0.500%       0.475%
EQ/Putnam Growth &
 Income Value . . . .     0.600%      0.550%      0.525%      0.500%       0.475%
EQ/Putnam
 International Equity     0.850%      0.800%      0.775%      0.750%       0.725%
EQ/Putnam Voyager . .     0.650%      0.600%      0.575%      0.550%       0.525%

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
June 30, 2003 (Unaudited)

  On behalf of the Trust, the Manager has entered into investment advisory agreements ("Advisory Agreements") with each of the Advisers. Each of the Advisory Agreements obligates the Advisers for the respective Portfolios to: (i) continuously furnish investment programs for the Portfolios; (ii) place all orders for the purchase and sale of investments for the Portfolios with brokers or dealers selected by the Manager or the respective Advisers; and (iii) perform certain limited related administrative functions in connection therewith. The Manager pays the expenses of providing investment advisory services to the Portfolios, including the fees of the Advisers of each Portfolio.

Note 3 Administrative Fees

  Equitable serves as Administrator to the Trust. As Administrator, Equitable provides the Trust with necessary administrative, fund accounting, and compliance services. Equitable may carry out its responsibilities either directly or through sub-contracting with third party providers. For these services, the Trust pays Equitable an annual fee payable monthly per the following fee schedule:

FIXED CHARGE
------------
$30,000 for each Portfolio and for each portion of the Portfolio for which separate administrative services are provided (e.g., portions of a Portfolio allocated to separate Advisers and/or managed in a discrete style), including portions of each of EQ/Alliance Common Stock Portfolio and EQ/Alliance International Portfolio that are allocated to Alliance or Bernstein Investment Research and Management, a unit of Alliance.

TOTAL TRUST AVERAGE NET ASSET CHARGE
------------------------------------
0.0400 of 1% on the first $3.0 billion
0.0300 of 1% on the next $3.0 billion
0.0250 of 1% on the next $4.0 billion
0.0225 of 1% in excess of $10.0 billion

  Pursuant to a sub-administration arrangement with Equitable, J.P. Morgan Investors Services Co. ("Sub-administrator") provides the Trust with administrative services, including monitoring of portfolio compliance and portfolio accounting services.

Note 4 Custody Fees

  The Trust has entered into a Custody Agreement with JPMorgan. The Custody Agreement provides for an annual fee based on the amount of assets under custody plus transaction charges. JPMorgan serves as custodian of the Trust's portfolio securities and other assets. Under the terms of the Custody Agreement between the Trust and JPMorgan, JPMorgan maintains and deposits in separate accounts, cash, securities and other assets of the Portfolios. JPMorgan is also required, upon the order of the Trust, to deliver securities held by JPMorgan, and to make payments for securities purchased by the Trust. JPMorgan has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which portfolio securities purchased outside the United States are maintained in the custody of these entities.

Note 5 Distribution Plans

  The Trust has entered into distribution agreements with AXA Advisors, LLC and AXA Distributors, LLC, both indirect wholly-owned subsidiaries of Equitable (collectively, the "Distributors"), pursuant to which the Distributors serve as the principal underwriters of the Class IA and Class IB shares of the Trust. Class IB shares are subject to distribution fees imposed pursuant to a distribution plan ("Distribution Plan") adopted pursuant to Rule 12b-1 under the 1940 Act. The Distribution Plan provides that each Distributor will be entitled to receive a maximum distribution fee at the annual rate of 0.50% of the average net assets attributable to the Trust's Class IB shares. The distribution agreements, however, limit payments for services provided under the Distribution Plan to an annual rate of 0.25% of the average daily net assets attributable to the Trust's Class IB shares. The Trust's Class IA shares are not subject to such fees.

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
June 30, 2003 (Unaudited)
Note 6 Expense Limitation

  In the interest of limiting expenses of certain Portfolios, the Manager has entered into an expense limitation agreement with the Trust, with respect to such Portfolios ("Expense Limitation Agreement"), pursuant to which the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses (excluding the 0.25% annual fee under the Trust's Class IB Distribution Plan) of such Portfolio are limited to:

  0.55% OF AVERAGE DAILY NET ASSETS OF THE
        EQ/J.P. Morgan Core Bond Portfolio
  0.60% OF AVERAGE DAILY NET ASSETS OF THE
        EQ/Small Company Index Portfolio
  0.65% OF AVERAGE DAILY NET ASSETS OF THE
        EQ/Balanced Portfolio (effective through May 1, 2003)
  0.70% OF AVERAGE DAILY NET ASSETS OF THE
        EQ/Bernstein Diversified Value Portfolio
        EQ/Capital Guardian Research Portfolio
        EQ/Capital Guardian U.S. Equity Portfolio
        EQ/Evergreen Omega Portfolio
        EQ/Mercury Basic Value Equity Portfolio
        EQ/MFS Investors Trust Portfolio
        EQ/Putnam Growth & Income Value Portfolio
        EQ/Putnam Voyager Portfolio
  0.75% OF AVERAGE DAILY NET ASSETS OF THE
        EQ/FI Mid Cap Portfolio
  0.80% OF AVERAGE DAILY NET ASSETS OF THE
        EQ/Calvert Socially Responsible Portfolio
  0.85% OF AVERAGE DAILY NET ASSETS OF THE
    EQ/Alliance International Portfolio (effective November 22, 2002 through November 25, 2004)
    EQ/FI Small/Mid Cap Value Portfolio
    EQ/Lazard Small Cap Value Portfolio
  0.90% OF AVERAGE DAILY NET ASSETS OF THE
        EQ/Alliance Premier Growth Portfolio
        EQ/Alliance Technology Portfolio
        EQ/Janus Large Cap Growth Portfolio
        EQ/Marsico Focus Portfolio
  0.95% OF AVERAGE DAILY NET ASSETS OF THE
        EQ/Capital Guardian International Portfolio
  1.00% OF AVERAGE DAILY NET ASSETS OF THE
        EQ/Putnam International Equity Portfolio
  1.55% OF AVERAGE DAILY NET ASSETS OF THE
        EQ/Emerging Markets Equity Portfolio

  Each Portfolio may at a later date reimburse to the Manager the management fees waived or other expenses assumed and paid for by the Manager pursuant to the Expense Limitation Agreement within the prior five fiscal years (prior three fiscal years for certain Portfolios, as indicated by a "+" in the following chart), provided such Portfolio has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of each Portfolio to exceed the percentage limits mentioned above for the respective period. Consequently, no reimbursement by a Portfolio will be made unless: (i) the Portfolio's total annual expense ratio is less than the respective percentages stated above for the respective period; and (ii) the payment of such reimbursement has been approved by the Trust's Board of Trustees on a quarterly basis. Any reimbursement, called recoupment fees on the Statement of Operations, will be based on the earliest fees waived or assumed by the Manager. During the six months

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
June 30, 2003 (Unaudited)

ended June 30, 2003, the Manager received $525,339 in reimbursement. At June 30, 2003, under the Expense Limitation Agreement, the amount that would be recoverable from each Portfolio is as follows:

                                                               AMOUNT ELIGIBLE THROUGH                    TOTAL ELIGIBLE
                                              ---------------------------------------------------------        FOR
PORTFOLIOS:                                     2003      2004      2005      2006      2007     2008     REIMBURSEMENT
-----------                                   --------  --------  --------  --------  --------  -------   --------------
EQ/Alliance International+. . . . . . . . .   $     --  $     --  $ 86,110  $101,136  $     --  $    --     $  187,246
EQ/Alliance Premier Growth+ . . . . . . . .    483,822   618,904   644,621   228,653        --       --      1,976,000
EQ/Alliance Technology+ . . . . . . . . . .     79,865   269,579   260,306   116,567        --       --        726,317
EQ/Bernstein Diversified Value. . . . . . .         --       948        --   127,057   196,756   70,859        395,620
EQ/Calvert Socially Responsible+. . . . . .     42,572    60,338    81,850    35,845        --       --        220,605
EQ/Capital Guardian International+. . . . .     75,906   205,295   202,459    99,272        --       --        582,932
EQ/Capital Guardian Research+ . . . . . . .     59,603    91,413   178,544    85,098        --       --        414,658
EQ/Capital Guardian U.S. Equity+. . . . . .     65,720   103,039   152,523    67,565        --       --        388,847
EQ/Emerging Market Equity . . . . . . . . .         --   436,656   367,826   573,560    90,578   61,308      1,529,928
EQ/Evergreen Omega. . . . . . . . . . . . .         --    47,864    57,964    94,038   104,124   42,644        303,990
EQ/FI Mid Cap+. . . . . . . . . . . . . . .     14,637   222,392   171,926   113,929        --       --        522,884
EQ/FI Small/Mid Cap Value . . . . . . . . .    221,346   128,707    66,661    19,116    39,312       --        475,142
EQ/Janus Large Cap Growth+. . . . . . . . .     17,516   159,808   178,529    94,201        --       --        450,054
EQ/Lazard Small Cap Value . . . . . . . . .     57,589    59,209    25,414    40,741    15,384       --        198,337
EQ/Marsico Focus. . . . . . . . . . . . . .         --        --        --    37,990   129,231       --        167,221
EQ/Mercury Basic Value Equity . . . . . . .         --   115,589    21,556    10,359        --       --        147,504
EQ/MFS Investors Trust. . . . . . . . . . .         --   100,344    45,505    54,022    29,082   16,393        245,346
EQ/Putnam Growth & Income Value . . . . . .    319,678   562,421    27,696     8,070     2,938       --        920,803
EQ/Putnam International Equity. . . . . . .    181,185   114,030   114,903   473,595   203,799   25,363      1,112,875
EQ/Putnam Voyager . . . . . . . . . . . . .    214,923   140,687    87,262   118,237   168,223   79,182        808,514
EQ/Small Company Index. . . . . . . . . . .     28,884   207,306   136,358     1,204        --       --        373,752

Note 7 Trustees Deferred Compensation Plan

  A deferred compensation plan (the "Plan") for the benefit of the Independent Trustees has been adopted by the Trust. Under the Plan, each Trustee may defer payment of all or part of the fees payable for such Trustee's services. Each Trustee may defer payment of such fees until their retirement as a Trustee or until the earlier attainment of a specified age. Fees deferred under the Plan, together with accrued interest thereon, will be disbursed to a participating Trustee in monthly installments over a five to twenty year period elected by such Trustee. At June 30, 2003, the total amount deferred by the Trustees participating in the Plan was $1,130,772.

Note 8 Substitution and Reorganization Transactions

  After the close of business on May 2, 2003, EQ/Alliance International Portfolio acquired the net assets of the EQ/International Equity Index Portfolio, pursuant to a Plan of Reorganization and Termination (the "Plan"). For accounting purposes, this transaction is treated as a merger. The reorganization was accomplished by a tax-free exchange of 408,865 Class IA shares and 12,213,646 Class IB shares of Alliance International Portfolio (valued at $3,057,994 and $90,046,488, respectively) for the 8,351 Class IA shares and 13,140,144 Class IB shares of EQ/International Equity Index Portfolio outstanding on May 2, 2003. EQ/International Equity Index Portfolio's net assets at that date ($93,104,482), including $4,004,524 of unrealized depreciation, were combined with those of EQ/Alliance International Portfolio. The aggregate net assets of EQ/Alliance International Portfolio and EQ/ International Equity Index Portfolio immediately before the substitutions were $1,092,895,733 and $93,104,482, respectively, resulting in combined net assets of $1,186,000,215.

  After the close of business on November 22, 2002, EQ/Balanced Portfolio acquired the net assets of the EQ/Alliance Growth Investors Portfolio, pursuant to a substitution transaction. For accounting purposes, this transaction is treated as a merger. The substitution was accomplished by a tax-free exchange of 104,232,822 Class IA shares and 21,116,654 Class IB shares of EQ/Balanced Portfolio (valued

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS -- (Continued)
June 30, 2003 (Unaudited)

at $1,355,622,203 and $275,034,506, respectively) for the 96,804,353 Class IA shares and 19,537,888 Class IB shares of EQ/Alliance Growth Investors Portfolio outstanding on November 22, 2002. EQ/Alliance Growth Investors Portfolio's net assets at that date ($1,630,656,709), including $98,055,584 of unrealized depreciation, were combined with those of EQ/Balanced Portfolio. The aggregate net assets of EQ/ Balanced Portfolio and EQ/Alliance Growth Investors Portfolio immediately before the substitutions were $1,630,656,709 and $2,084,965,950, respectively, resulting in combined net assets of $3,715,622,659.

  After the close of business on November 22, 2002, EQ/Alliance International Portfolio acquired the net assets of the EQ/Alliance Global Portfolio, pursuant to a substitution transaction. For accounting purposes, this transaction is treated as a merger. The substitution was accomplished by a tax-free exchange of 101,511,603 Class IA shares and 22,055,946 Class IB shares of EQ/Alliance International Portfolio (valued at $755,870,519 and $141,950,385, respectively) for the 63,627,198 Class IA shares and 13,764,525 Class IB shares of EQ/Alliance Global Portfolio outstanding on November 22, 2002. EQ/ Alliance Global Portfolio's net assets at that date ($917,820,904), including $57,554,262 of unrealized depreciation, were combined with those of EQ/Alliance International Portfolio. The aggregate net assets of EQ/Alliance International Portfolio and EQ/Alliance Global Portfolio immediately before the substitutions were $212,315,724 and $917,820,904, respectively, resulting in combined net assets of $1,130,136,628.

  After the close of business on November 22, 2002, EQ/Capital Guardian Research Portfolio acquired the net assets of the EQ/MFS Research Portfolio, pursuant to a substitution transaction. For accounting purposes, this transaction is treated as a merger. The substitution was accomplished by a tax-free exchange of 51,673,070 Class IB shares of EQ/Capital Guardian Research Portfolio (valued at $451,945,019) for the 51,396,702 Class IB shares of EQ/MFS Research Portfolio outstanding on November 22, 2002. EQ/MFS Research Portfolio's net assets at that date ($451,945,019), including $29,895,889 of unrealized depreciation, were combined with those of EQ/Capital Guardian Research Portfolio. The aggregate net assets of EQ/Capital Guardian Research Portfolio and EQ/MFS Research Portfolio immediately before the substitutions were $451,945,019 and $139,876,961, respectively, resulting in combined net assets of $591,821,980.

  After the close of business on July 12, 2002, the EQ/Capital Guardian U.S. Equity Portfolio ("U.S Equity Portfolio") acquired all the net assets of the EQ/AXP New Dimensions Portfolio ("New Dimensions Portfolio") pursuant to a Plan of Reorganization and Termination (the "Plan"). For accounting purposes, this transaction is treated as a merger. The reorganization was accomplished by a tax-free exchange of 2,447,543 Class IB shares of the U.S. Equity Portfolio (valued at $19,634,554) including $3,289,738 of unrealized depreciation, for 3,393,753 Class IB shares of the New Dimensions Portfolio. The aggregate net assets of the U.S. Equity Portfolio and the New Dimensions Portfolio immediately before the reorganization were $188,722,632 and $19,643,554 respectively, resulting in combined net assets of $208,366,186.

  After the close of business on July 12, 2002, the EQ/Alliance Small Cap Growth Portfolio ("Small Cap Portfolio") acquired all the net assets of the EQ/AXP Strategy Aggressive Portfolio ("Strategy Aggressive Portfolio") pursuant to the Plan. For accounting purposes this transaction is treated as a merger. The Reorganization was accomplished by a tax-free exchange of 1,403,935 Class IB shares of the Small Cap Portfolio (valued at $13,503,596) including $1,923,497 of unrealized depreciation, for 4,531,069 Class IB shares of the Strategy Aggressive Portfolio. The aggregate net assets of the Small Cap Portfolio and the Strategy Aggressive Portfolio immediately before the reorganization were $656,346,639 and $13,503,596 respectively, resulting in combined net assets of $669,850,235.

  After the close of business on April 26, 2002, EQ/Putnam International Equity Portfolio acquired the net assets of the EQ/T. Rowe Price International Portfolio, pursuant to a substitution transaction. For accounting purposes, this transaction is treated as a merger. The substitution was accomplished by a tax-free exchange of 19,583,190 Class IB shares of EQ/Putnam International Equity Portfolio (valued at $207,224,020) for the 24,398,367 Class IB shares of EQ/T. Rowe Price International Portfolio outstanding on April 26, 2002. EQ/T. Rowe Price International Portfolio's net assets at that date ($207,224,020),

EQ ADVISORS TRUST
NOTES TO FINANCIAL STATEMENTS -- (Concluded)
June 30, 2003 (Unaudited)

including $9,395,755 of unrealized depreciation, were combined with those of EQ/ Putnam International Equity Portfolio. The aggregate net assets of EQ/Putnam International Equity Portfolio and EQ/T. Rowe Price International Portfolio immediately before the substitutions were $306,134,063 and $207,224,020, respectively, resulting in combined net assets of $513,358,083.

Note 9 Subsequent Events

  On May 9, 2003, the Board of Trustees of EQ Advisors Trust approved the following mergers and reorganizations: EQ/Aggressive Stock Portfolio into AXA Premier VIP Aggressive Equity Portfolio, EQ/ High Yield Portfolio into AXA Premier VIP High Yield Portfolio and EQ/Balanced Portfolio into AXA Moderate Allocation Portfolio.

  These transactions were approved by the shareholders at a special shareholder meeting held on August 7, 2003 and are expected to be effected at the close of business on or about August 15, 2003.

                               PROXY VOTE RESULTS

  On April 29, 2003, the shareholders of the EQ/International Equity Index Portfolio approved the Plan pursuant to which, the Portfolio is to be merged with EQ/Alliance International Portfolio at the close of business on May 2, 2003. The results of the shareholder vote are as follows:

                                                             AUTHORITY
   FOR                             AGAINST                   WITHHELD
----------                         --------                 -----------
10,226,960                          492,911                    858,291

  On April 29, 2003, the shareholders of the EQ/Small Company Index Portfolio approved a new advisory agreement between The Equitable Life Assurance Society of the United States of America and Alliance Capital Management L.P. effective May 1, 2003. The results of the shareholder vote are as follows:

                                                              AUTHORITY
   FOR                              AGAINST                   WITHHELD
----------                          --------                 -----------
13,829,369                           386,932                    818,670

MANAGEMENT OF THE TRUST (UNAUDITED)

  The Trust's Board has the responsibility for the overall management of the Trust and the Portfolios, including general supervision and review of the investment activities and their conformity with Delaware law and the stated policies of the Portfolios. The Board elects the officers of the Trust who are responsible for administering the Trust's day-to-day operations. The Trustees and officers of the Trust, together with information as to their principal business occupation during the last five years, and other information are shown below.

THE TRUSTEES AND OFFICERS

                                                                                    NUMBER OF
                                                                                    PORTFOLIOS
                                          TERM OF                                      IN
                                           OFFICE                                    COMPLEX
                         POSITION(S)     AND LENGTH                                 OVERSEEN                OTHER
 NAME, ADDRESS AND        HELD WITH          OF         PRINCIPAL OCCUPATION(S)        BY               DIRECTORSHIPS
 AGE                        TRUST       TIME SERVED       DURING PAST 5 YEARS        TRUSTEE           HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------
                                                     INTERESTED TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------

Peter D. Noris*         Trustee and    Chairman        From May 1995 to               52        Director of Alliance Capital
1290 Avenue of the      Chairman       from            present, Executive Vice                  Management L.P.; Director of
Americas,                              December        President and Chief                      AXA Alternative Advisors
New York, New York                     2002 to         Investment Officer of                    Inc.
(47)                                   present;        AXA Financial, Inc.;
                                       Trustee from    from September 1999 to
                                       March 1997      present, Executive Vice
                                       to present      President and Chief
                                                       Executive Officer of AXA
                                                       Financial Services LLC;
                                                       from November 1995 to
                                                       present, Executive Vice
                                                       President of AXA
                                                       Advisors LLC.
----------------------------------------------------------------------------------------------------------------------------
                                                   INDEPENDENT TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------
Theodossios             Trustee        From            Retired                        33        From May 1994 to present,
Athanassiades                          March 2000                                               Director, Atlantic Bank of
c/o EQ Advisors                        to present                                               New York
Trust
1290 Avenue of the
Americas
New York, New York
(64)
-----------------------------------------------------------------------------------------------------------------------------
Jettie M. Edwards       Trustee        From            Retired. From 1986 to          33        From 1992 to present,
Syrus Associates                       March 1997      2001, Partner and                        Trustee, Provident
880 Third Avenue                       to present      Consultant, Syrus                        Investment Counsel Trust;
New York, New York                                     Associates (business and                 from 1997 to present,
(57)                                                   marketing consulting                     Director, The PBHG
                                                       firm)                                    Funds, Inc.
-----------------------------------------------------------------------------------------------------------------------------
David W. Fox            Trustee        From            Retired. From 1989 to          33        From 1987 to present,
c/o EQ Advisors                        May 2000        2000, Public Governor                    Director of USG Corporation
Trust                                  to present      and from 1996-2000
1290 Avenue of the                                     chairman of the Chicago
Americas                                               Stock Exchange
New York, New York
(71)
-----------------------------------------------------------------------------------------------------------------------------

* Affiliated with the Manager and Distributors.

                                                                                    NUMBER OF
                                                                                    PORTFOLIOS
                                          TERM OF                                      IN
                                          OFFICE                                     COMPLEX
                          POSITION(S)   AND LENGTH                                  OVERSEEN                 OTHER
                          HELD WITH         OF          PRINCIPAL OCCUPATION(S)        BY                DIRECTORSHIPS
 NAME, ADDRESS AND AGE      TRUST       TIME SERVED       DURING PAST 5 YEARS        TRUSTEE            HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------
                                              INDEPENDENT TRUSTEES (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------

William M. Kearns,       Trustee       From           From 1994 to present,           33        From 1975 to present,
Jr.                                    March 1997     President, W.M. Kearns &                  Director, Selective Insurance
c/o EQ Advisors Trust                  to present     Co., Inc. (private                        Group, Inc.; from 1991 to
1290 Avenue of the                                    investment company); from                 present, Director, Transistor
Americas                                              2002 to present, Chairman                 Devices, Inc.; from 1999 to
New York, New York                                    and from 1998 to present,                 present, Advisory Director,
(68)                                                  Vice Chairman, Keefe                      Proudfoot PLC (N.A.)
                                                       Managers, Inc.                            (consulting firm); from 2001
                                                                                                 to present, Advisory
                                                                                                 Director, Gridley & Company
                                                                                                 LLC.
-----------------------------------------------------------------------------------------------------------------------------
Christopher P.A.         Trustee       From           From 1998 to present,           33        None
Komisarjevsky                          March 1997     President and Chief
c/o EQ Advisors Trust                  to present     Executive Officer,
1290 Avenue of the                                    Burson-Marsteller
Americas                                              worldwide (public
New York, New York                                    relations); from 1996 to
(58)                                                  1998, President and Chief
                                                      Executive Officer,
                                                      Burson-Marsteller USA.
-----------------------------------------------------------------------------------------------------------------------------
Harvey Rosenthal         Trustee       From           From 1997 to present,           33        From 1997 to present,
c/o EQ Advisors Trust                  March 1997     Consultant/Director.                      Director, LoJack Corporation
1290 Avenue of the                     to present
Americas
(60)
-----------------------------------------------------------------------------------------------------------------------------
Gary S. Schpero          Trustee       From           Retired. Prior to January       33        None
c/o EQ Advisors Trust                  May 2000 to    1, 2000, Partner of
1290 Avenue of the                     present        Simpson Thacher &
Americas                                              Bartlett (law firm) and
(50)                                                  Managing Partner of
                                                      Investment Management and
                                                      Investment  Company
                                                      Practice Group.
-----------------------------------------------------------------------------------------------------------------------------

                                        TERM OF
                                         OFFICE
                         POSITION(S)   AND LENGTH
 NAME, ADDRESS AND       HELD WITH         OF                   PRINCIPAL OCCUPATION(S)
 AGE                       TRUST          TIME                    DURING PAST 5 YEARS
                                         SERVED
-----------------------------------------------------------------------------------------------------
                                             OFFICERS
-----------------------------------------------------------------------------------------------------
Steven M. Joenk         President     From          From July 1999 to present, Senior Vice
1290 Avenue of the      and Chief     December      President of AXA Financial; from July 1999 to
Americas,               Executive     2002 to       December 2002, Vice President and Chief
New York, New York      Officer       present       Financial Officer of the Trust; from 1996 to
(44)                                                1999, Managing Director of MeesPierson.
----------------------------------------------------------------------------------------------------
Patricia Louie          Vice          From          From May 2003 to present, Vice President and
1290 Avenue of the      President     July          Associate General Counsel of AXA Financial
Americas,               and           1999 to       and Equitable; July 1999 to May 2003, Vice
New York, New York      Secretary     present       President and Counsel of AXA Financial and
(47)                                                Equitable; from September 1994 to July 1999,
                                                    Assistant General Counsel of The Dreyfus
                                                    Corporation.
-----------------------------------------------------------------------------------------------------
Kenneth T. Kozlowski    Chief         From          From February 2001 to present, Vice President
1290 Avenue of the      Financial     December      of AXA Financial; from December 1999 to
Americas,               Officer       2002 to       December 2002, Controller of the Trust; from
New York, New York      and           present       October 1999 to February 2001, Assistant Vice
(41)                    Treasurer                   President of AXA Financial; from October 1996
                                                    to October 1999, Director -- Fund
                                                    Administration of Prudential Investments.
-----------------------------------------------------------------------------------------------------
Mary E. Cantwell        Vice          From          From February 2001 to present, Vice President
1290 Avenue of the      President     July          of AXA Financial;
Americas,                             1999 to       from July 1999 to present, Vice President of
New York, New York                    present       Equitable; from
(41)                                                September 1997 to July 1999, Assistant Vice
                                                    President, Office of the
                                                    Chief Investment Officer of Equitable.
-----------------------------------------------------------------------------------------------------
Kenneth B. Beitler      Vice          From          From February 2003 to present, Vice President
1290 Avenue of the      President     March         of AXA Financial; from February 2002 to
Americas,                             2002 to       February 2003, Assistant Vice President of
New York, New York                    present       AXA Financial; from May 1999 to February
(44)                                                2002, Senior Investment Analyst and Assistant
                                                    Vice President of AXA Financial; prior
                                                    thereto, an Investment Systems Development
                                                    Analyst with TIAA-CREF.
-----------------------------------------------------------------------------------------------------
Brian E. Walsh          Vice          From          From February 2003 to present, Vice President
1290 Avenue of the      President     December      of Equitable; from January 2001 to February
Americas,               and           2002 to       2003, Assistant Vice President of Equitable;
New York, New York      Controller    present       from December 1999 to January 2001, Senior
(35)                                                Fund Administrator of Equitable; from January
                                                    1993 to December 1999, Manager of Prudential
                                                    Investment Fund Management.
----------------------------------------------------------------------------------------------------
Andrew S. Novak         Assistant     From          From May 2003 to present, Vice President and
1290 Avenue of the      Secretary     September     Counsel of AXA Financial and Equitable; from
Americas,                             2002 to       May 2002 to May 2003, Counsel of AXA
New York, New York                    present       Financial and Equitable; from May 2001 to
(35)                                                April 2002, Associate General Counsel and
                                                    Chief Compliance Officer of Royce &
                                                    Associates, Inc.; from August 1997 to August
                                                    2000, Vice President and Assistant General
                                                    Counsel of Mitchell Hutchins Asset
                                                    Management.
-----------------------------------------------------------------------------------------------------

Item 2.           Code of Ethics.

Not applicable to a semi-annual report for the fiscal period ended June 30, 2003.

Item 3.           Audit Committee Financial Expert.

Not applicable to a semi-annual report for the fiscal period ended June 30, 2003.

Item 4.           Principal Accountant Fees and Services.

Not applicable to a semi-annual report for the fiscal period ended June 30, 2003.

Item 5.           Audit Committee of Listed Registrants.

Not applicable.

Item 6.           [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.           [Reserved]

Item 9.           Controls and Disclosures.

(a) The registrant's certifying officers have evaluated the registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report and have determined such controls and procedures to be reasonably designed to achieve the purposes described in Rule 30a-2(c) under the Investment Company Act of 1940.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10.          Exhibits.

(a) Code of Ethics. Not applicable to a semi-annual report for the fiscal period ended June 30, 2003.

(b) Certifications required by Item 10(b) of Form N-CSR and Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EQ Advisors Trust

/s/ Steven M. Joenk
-------------------
Steven M. Joenk
President and Chief Executive Officer
August 29, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Steven M. Joenk
-------------------
Steven M. Joenk
Chief Executive Officer
August 29, 2003

/s/ Kenneth T. Kozlowski
------------------------
Kenneth T. Kozlowski
Chief Financial Officer
August 29, 2003